UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.
(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,
Milwaukee Wisconsin 53202
(Address of principal executive offices) (Zip code)

Linda L. Wisniewski, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.
(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.           Reports to Stockholders.

(a):

ASSET ALLOCATION PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Asset Allocation Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Portfolio	$14	0.13%

How did the Portfolio perform last year?

The Portfolio returned 9.72% for the year ended 12/31/2024, trailing the 10.66% return of the strategy index, the Asset Allocation Portfolio Blended Composite Benchmark (the “Benchmark”) *. Falling inflation readings in the U.S. and healthy economic growth provided the backdrop for strong absolute returns in financial markets during 2024, with an extra boost from the largest technology companies, whose valuations expanded significantly on optimism around AI and its prospects. Results relative to the Benchmark during the year were impacted by weakness among some of the lower-risk profile underlying funds relative to their respective asset-class benchmarks, including the Domestic Equity Portfolio, the Mid Cap Growth Stock Portfolio and the Mid Cap Value Portfolio. Generally strong results from the Portfolio’s fixed income underlying funds were a source of positive relative performance during the period. Tactical asset allocation decisions relative to the Benchmark detracted from results during the period. Overweights to small and mid cap U.S. equities, and the resulting underweight to large cap U.S. equities, proved detrimental in a year where a few large technology companies had an outsized contribution to overall market results.

While large technology companies have led the market over the past couple of years, valuations have become elevated for this cohort, and therefore, the Portfolio Management ("PM") Team believes that markets need to broaden for them to continue to move higher in 2025. The PM Team maintains its focus on sectors and segments of the market which should benefit as market strength broadens - areas of the market that are more interest rate-sensitive and cheaper. This includes overweights to small and mid cap stocks, as well as a slight overweight to fixed income and longer-dated bonds within the fixed income space.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Asset Allocation Portfolio	Asset Allocation Portfolio Blended Composite Benchmark *	Bloomberg® U.S. Aggregate Bond Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2015	9,957.46	9,929.50	10,054.99	10,138.38
12/2016	10,732.92	10,844.37	10,321.17	11,350.92
12/2017	12,329.37	12,532.56	10,686.73	13,829.00
12/2018	11,728.23	11,875.82	10,687.93	13,222.71
12/2019	14,200.66	14,456.59	11,619.59	17,386.06
12/2020	16,108.20	16,566.65	12,491.81	20,584.89
12/2021	17,791.55	18,727.86	12,299.22	26,493.86
12/2022	15,152.56	15,838.64	10,699.06	21,695.58
12/2023	17,461.09	18,482.29	11,290.58	27,398.84
12/2024	19,157.55	20,451.75	11,431.74	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$272,773
# of Portfolio Holdings (Derivatives not included, if applicable)	24
Portfolio Turnover Rate	26%
Net Investment Advisory Fees Paid (000's)	$232

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Asset Allocation Portfolio	9.72%	6.17%	6.72%
Asset Allocation Portfolio Blended Composite Benchmark *	10.66%	7.18%	7.42%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

* Asset Allocation Portfolio Blended Composite Benchmark S&P 500® Index (28%), S&P 400® MidCap Index (7%), S&P SmallCap 600 Index (3%), MSCI® EAFE Index (15%), MSCI® Emerging Markets Index (6%), Dow Jones U.S. Select REIT Index (4%), Bloomberg® Commodity IndexSM (5%), Bloomberg® Barclays U.S. Aggregate Bond Index (30%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	17.2%
iShares Core S&P 500 ETF	12.3%
iShares Core U.S. Aggregate Bond ETF	8.6%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	5.4%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	5.3%
iShares Core MSCI EAFE ETF	5.1%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	5.0%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	4.7%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	4.7%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4.6%

Asset Type Weightings (% of net assets)

% Weighting
Domestic Equity
42.1%
Fixed Income
33.8%
Foreign Equity
19.7%
Commodities
0.3%
Short-Term Investments & Other Net Assets
4.1%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	4.1%
Commodities	0.3%
Foreign Equity	19.7%
Fixed Income	33.8%
Domestic Equity	42.1%

Material Portfolio Changes

Effective 5/1/2024, the Board of Directors of the Northwestern Mutual Series Fund, Inc., approved a reduction in the advisory fee waiver. Additionally, effective 5/1/2024, Mason Street Advisors, LLC, implemented certain changes to the investment strategy of the Portfolio, including updates to the strategic allocation ranges for equities, fixed income and cash, the addition of investments in real estate investment trusts and commodities, and the removal of high yield fixed income investments. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ASSET ALLOCATION PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

BALANCED PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Balanced Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Portfolio	$9	0.09%

How did the Portfolio perform last year?

The Portfolio returned 7.43% for the year ended 12/31/2024, trailing the 7.95% return of the strategy index, the Balanced Portfolio Blended Composite Benchmark (the “Benchmark”) *. Falling inflation readings in the U.S. and healthy economic growth provided the backdrop for strong absolute returns in financial markets during 2024, with an extra boost from the largest technology companies, whose valuations expanded significantly on optimism around AI and its prospects. Results relative to the Benchmark during the year were impacted by weakness among some of the lower-risk profile underlying funds relative to their respective asset-class benchmarks, including the Domestic Equity Portfolio, the Mid Cap Growth Stock Portfolio and the Mid Cap Value Portfolio. Generally strong results from the Portfolio’s fixed income underlying funds were a source of positive relative performance during the period. Tactical asset allocation decisions relative to the Benchmark detracted from results during the period. Overweights to small and mid capitalization U.S. equities, and the resulting underweight to large cap U.S. equities, proved detrimental in a year where a few large technology companies had an outsized contribution to overall market results.

While large technology companies have led the market over the past couple of years, valuations have become elevated for this cohort, and therefore, the Portfolio Management ("PM") Team believes that markets need to broaden for them to continue to move higher in 2025. The PM Team maintains its focus on sectors and segments of the market which should benefit as market strength broadens - areas of the market that are more interest rate-sensitive and cheaper. This includes overweights to small and mid cap stocks, as well as a slight overweight to fixed income and longer-dated bonds within the fixed income space.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Balanced Portfolio	Balanced Portfolio Blended Composite Benchmark *	S&P 500® Index	Bloomberg® U.S. Aggregate Bond Index
12/2014	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2015	9,987.84	9,973.84	10,138.38	10,054.99
12/2016	10,645.29	10,732.84	11,350.92	10,321.17
12/2017	11,921.07	12,064.84	13,829.00	10,686.73
12/2018	11,509.51	11,614.09	13,222.71	10,687.93
12/2019	13,572.26	13,763.65	17,386.06	11,619.59
12/2020	15,267.54	15,566.28	20,584.89	12,491.81
12/2021	16,421.68	17,059.40	26,493.86	12,299.22
12/2022	14,100.39	14,582.98	21,695.58	10,699.06
12/2023	15,943.33	16,621.14	27,398.84	11,290.58
12/2024	17,127.17	17,941.84	34,253.95	11,431.74

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,915,820
# of Portfolio Holdings (Derivatives not included, if applicable)	24
Portfolio Turnover Rate	29%
Net Investment Advisory Fees Paid (000's)	$1,640

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Balanced Portfolio	7.43%	4.76%	5.53%
Balanced Portfolio Blended Composite Benchmark *	7.95%	5.45%	6.02%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

* Balanced Portfolio Blended Composite Benchmark S&P 500® Index (17%), S&P MidCap 400® Index (5%), S&P SmallCap 600® Index (3%), MSCI® EAFE Index (10%), MSCI® Emerging Markets Index (5%), Dow Jones U.S. Select REIT Index (4%), Bloomberg® Commodity IndexSM (4%), Bloomberg® Barclays U.S. Aggregate Bond Index (50%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	27.3%
iShares Core U.S. Aggregate Bond ETF	11.8%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	7.5%
iShares Core S&P 500 ETF	7.1%
SPDR Portfolio Long Term Treasury ETF	4.8%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	3.8%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	3.7%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	3.4%
iShares Core MSCI EAFE ETF	3.1%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	2.9%

Asset Type Weightings (% of net assets)

% Weighting
Fixed Income
53.0%
Domestic Equity
29.0%
Foreign Equity
14.0%
Commodities
0.3%
Short-Term Investments & Other Net Assets
3.7%
0
10
20
30
40
50
60

Value	Value
Short-Term Investments & Other Net Assets	3.7%
Commodities	0.3%
Foreign Equity	14.0%
Domestic Equity	29.0%
Fixed Income	53.0%

Material Portfolio Changes

Effective 5/1/2024, the Board of Directors of the Northwestern Mutual Series Fund, Inc., approved a reduction in the advisory fee waiver. Additionally, effective 5/1/2024, Mason Street Advisors, LLC, implemented certain changes to the investment strategy of the Portfolio, including updates to the strategic allocation ranges for equities, fixed income and cash, the addition of investments in real estate investment trusts and commodities, and the removal of high yield fixed income investments. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

BALANCED PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

DOMESTIC EQUITY PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Domestic Equity Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Domestic Equity Portfolio	$52	0.50%

How did the Portfolio perform last year?

The Portfolio underperformed the strategy index, the Russell 1000® Value Index, for the year. Stock selection in the Consumer Staples and Health Care sectors was the primary driver of underperformance. Sector allocation also detracted from relative performance owing to the Portfolio’s overweight in Health Care and underweight in Financials. Stock selection in the Information Technology and Real Estate sectors was a notable contributor as were the Portfolio’s underweight allocations in the Real Estate and Materials sectors. Dollar Tree, Inc. and CVS Health Corp. were leading detractors in the Portfolio. Dollar Tree, Inc. posted weaker-than-expected results during the year, in part because of softer spending by its core customers, leading to lowered full-year guidance. CVS Health Corp. experienced losses in its Medicare Advantage business, in part because of an ill-timed move to price aggressively for the 2024 Medicare Advantage season. Cloud services provider Oracle Corp. was a leading contributor. Oracle Corp. continued to benefit from generative AI, leading the company to raise its longer-term financial targets. Motorola Solutions, Inc., a maker of public safety communications equipment, was another leading contributor. The company experienced steady growth in demand for its products and services.

Given the stock market’s outsized return over the last several years and its stretched valuation, the Portfolio Management ("PM") Team thinks that now, as much as ever, investors should be focused on keeping their gains and mitigating downside risk in their equity allocations. From these levels, history would suggest that future returns will be lower—a compelling set-up for quality value investing, in our view. The PM Team continues to emphasize companies with discounted valuations, strong fundamentals, and consistent earnings and cash flow generation, believing these will fare especially well in an environment of muted gains.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Domestic Equity Portfolio	Russell 1000® Value Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,990.73	9,617.32	10,138.38
12/2016	11,487.35	11,284.99	11,350.92
12/2017	13,069.77	12,826.97	13,829.00
12/2018	12,702.23	11,766.57	13,222.71
12/2019	15,340.33	14,889.57	17,386.06
12/2020	15,452.18	15,305.83	20,584.89
12/2021	18,961.87	19,156.82	26,493.86
12/2022	18,395.64	17,712.82	21,695.58
12/2023	19,078.95	19,743.17	27,398.84
12/2024	20,427.67	22,579.90	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,054,496
# of Portfolio Holdings (Derivatives not included, if applicable)	33
Portfolio Turnover Rate	31%
Net Investment Advisory Fees Paid (000's)	$5,199

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Domestic Equity Portfolio	7.07%	5.90%	7.40%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Honeywell International, Inc.	3.7%
Truist Financial Corp.	3.5%
The Travelers Cos., Inc.	3.4%
Duke Energy Corp.	3.4%
Northrop Grumman Corp.	3.3%
Lowe's Companies, Inc.	3.3%
Cisco Systems, Inc.	3.2%
Teledyne Technologies, Inc.	3.2%
The Allstate Corp.	3.2%
Dover Corp.	3.2%

Sector Weightings (% of net assets)

% Weighting
Financials
19.1%
Information Technology
18.7%
Health Care
14.8%
Industrials
13.1%
Consumer Discretionary
8.8%
Energy
5.7%
Consumer Staples
5.3%
Utilities
3.4%
Communication Services
3.2%
Materials
3.2%
Real Estate
3.0%
Short-Term Investments & Other Net Assets
1.7%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	1.7%
Real Estate	3.0%
Materials	3.2%
Communication Services	3.2%
Utilities	3.4%
Consumer Staples	5.3%
Energy	5.7%
Consumer Discretionary	8.8%
Industrials	13.1%
Health Care	14.8%
Information Technology	18.7%
Financials	19.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

DOMESTIC EQUITY PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

EMERGING MARKETS EQUITY PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Emerging Markets Equity Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Portfolio	$91	0.89%

How did the Portfolio perform last year?

The Portfolio gained 4.02% over the year, lagging the strategy index’s return of 7.50%. Relatively weak market sentiment in China and Hong Kong detracted from performance. The market initially rebounded sharply after China announced its stimulus policies, but gains faded due to a lack of measures targeting direct consumption. Stock selection was overall negative, though some holdings outperformed, such as Tencent Holdings, Ltd., Midea Group Co., Ltd., Contemporary Amperex Technology Co., Ltd. and PICC Property & Casualty Co., Ltd. In Indonesia, Bank Negara Indonesia Persero Tbk PT, Telkom Indonesia Persero Tbk PT, and Bank Rakyat underperformed, owing to an unexpected rate hike by the central bank. In South Korea, Samsung Electronics Co., Ltd. preferred shares lagged. Losses were partly mitigated by HD Korea Shipbuilding & Offshore Engineering Co., Ltd., which posted solid gains on good results, improved order flows and favorable new vessel pricing. Taiwan worked well for the strategy, benefiting from artificial intelligence-driven demand. Taiwan Semiconductor Manufacturing Co., Ltd. was the top stock contributor, with Accton Technology Corp., Delta Electronics, Inc. and MediaTek, Inc. also outperforming.

The outlook for emerging markets is constructive. Structural tailwinds remain intact, with a corresponding increased focus on the real economy. Emerging market central banks and governments have demonstrated fiscal and monetary discipline for an extended period. Both corporate and country debt levels appear healthy overall, which adds to the resilience of the asset class. While President Trump’s promise of higher tariffs spell uncertainty for emerging markets, Trump’s victory could prompt the Chinese government to ramp up domestic economic growth efforts. Meanwhile, India’s long-term prospects remain backed by transformations in physical and digital infrastructure, a resilient macro backdrop and positive demographics. Overall, emerging market valuations remain attractive.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Emerging Markets Equity Portfolio	MSCI® Emerging Markets Index (Net)
12/2014	$10,000.00	$10,000.00
12/2015	8,775.75	8,508.17
12/2016	9,571.26	9,460.05
12/2017	12,235.83	12,987.15
12/2018	10,552.90	11,095.09
12/2019	12,726.73	13,139.07
12/2020	16,144.56	15,544.18
12/2021	15,409.61	15,149.18
12/2022	11,514.53	12,105.50
12/2023	12,310.09	13,295.23
12/2024	12,805.54	14,292.94

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,044,151
# of Portfolio Holdings (Derivatives not included, if applicable)	64
Portfolio Turnover Rate	38%
Net Investment Advisory Fees Paid (000's)	$8,599

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Emerging Markets Equity Portfolio	4.02%	0.12%	2.50%
MSCI® Emerging Markets Index (Net)	7.50%	1.70%	3.64%

The Portfolio has added the MSCI® Emerging Markets Index (Net) as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Taiwan Semiconductor Manufacturing Co., Ltd.	12.8%
Tencent Holdings, Ltd.	7.7%
Samsung Electronics Co., Ltd., Various	3.8%
HDFC Bank, Ltd.	2.9%
Power Grid Corp. of India, Ltd.	2.6%
Alibaba Group Holding, Ltd.	2.5%
Contemporary Amperex Technology Co., Ltd.	2.5%
ICICI Bank, Ltd.	2.2%
Southern Copper Corp.	2.2%
Al Rajhi Bank	2.2%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-%
Health Care	2.0%
Energy	2.1%
Utilities	2.6%
Real Estate	2.9%
Consumer Staples	3.8%
Materials	4.7%
Communication Services	9.9%
Industrials	10.1%
Consumer Discretionary	14.1%
Financials	20.7%
Information Technology	27.1%

Country Weightings (% of net assets)

Value	Value
Other	24.3%
South Korea	8.9%
Taiwan	19.1%
India	20.5%
China	27.2%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

EMERGING MARKETS EQUITY PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

EQUITY INCOME PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Equity Income Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio	$60	0.57%

How did the Portfolio perform last year?

The Portfolio posted positive returns but underperformed its strategy index, the Russell 1000® Value Index, during the year ended 12/31/2024. The Health Care sector detracted from results, due to stock selection. Shares of Elevance Health, Inc. declined due to increasing pressure on Medicaid margins. More recently, the stock dropped sharply after management reported a worse-than-expected medical loss ratio, indicating a challenging Medicaid environment. Management also cut guidance, anticipating continued pressure in the Medicaid space and higher utilization in the next quarter. The Industrials sector also hindered returns, due to stock choices. Conversely, stock selection in the Materials sector contributed to results. Shares of International Paper Co. were volatile earlier in the year amid potential takeover headlines but rose following the appointment of CEO Andrew Silvernail in May. Later, the stock was positively impacted by investor optimism following progress made in achieving Silvernail’s strategic vision, which is aimed at improving efficiency and profitability. Shares also advanced after International Paper Co. cleared regulatory hurdles related to its planned acquisition of DS Smith. Stock choices in the Consumer Staples sector also aided returns.

The market continues to price in good news, including the potential benefits of deregulation, Federal Reserve interest rate cuts, and the prospect of a soft landing for the U.S. economy. Less credence, however, is being paid to potentially bad news, such as a resurgence in inflation and high stock valuations. Looking ahead, the Portfolio Management ("PM") Team believes this environment underscores the need to be thoughtful about the risks taken in the Portfolio while avoiding reliance on one particular market outcome. The PM Team believes the Portfolio is strategically positioned to benefit from an easing of regulatory burdens and an industrial recovery.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Equity Income Portfolio	Russell 1000® Value Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,325.84	9,617.32	10,138.38
12/2016	11,113.43	11,284.99	11,350.92
12/2017	12,918.61	12,826.97	13,829.00
12/2018	11,710.92	11,766.57	13,222.71
12/2019	14,827.75	14,889.57	17,386.06
12/2020	15,006.13	15,305.83	20,584.89
12/2021	18,862.98	19,156.82	26,493.86
12/2022	18,255.69	17,712.82	21,695.58
12/2023	20,023.65	19,743.17	27,398.84
12/2024	22,401.55	22,579.90	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$722,693
# of Portfolio Holdings (Derivatives not included, if applicable)	123
Portfolio Turnover Rate	24%
Net Investment Advisory Fees Paid (000's)	$4,062

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Equity Income Portfolio	11.88%	8.60%	8.40%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
The Southern Co.	2.0%
QUALCOMM, Inc.	1.9%
Chubb, Ltd.	1.9%
General Electric Co.	1.8%
American International Group, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Elevance Health, Inc.	1.8%
TotalEnergies SE	1.8%

Sector Weightings (% of net assets)

% Weighting
Financials 22.0%
Health Care 14.9%
Industrials 13.3%
Information Technology 10.2%
Energy 9.3%
Consumer Staples 8.7%
Utilities 6.4%
Real Estate 3.9%
Communication Services 3.9%
Materials 3.5%
Consumer Discretionary 2.9%
Short-Term Investments & Other Net Assets 1.0%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	1.0%
Consumer Discretionary	2.9%
Materials	3.5%
Communication Services	3.9%
Real Estate	3.9%
Utilities	6.4%
Consumer Staples	8.7%
Energy	9.3%
Information Technology	10.2%
Industrials	13.3%
Health Care	14.9%
Financials	22.0%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

EQUITY INCOME PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

FOCUSED APPRECIATION PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Focused Appreciation Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focused Appreciation Portfolio	$72	0.61%

How did the Portfolio perform last year?

The Portfolio returned 34.43% for the year ended 12/31/2024. By comparison, the Portfolio’s strategy index, the Russell 1000® Growth Index (the “Index”), returned 33.36%. The Portfolio’s positions in NVIDIA Corp., Meta Platforms, Inc. - Class A and Tesla, Inc. contributed the most to performance. Stock selection in the Information Technology, Consumer Discretionary and Communication Services sectors, along with our allocations in the Communication Services, Consumer Discretionary and Consumer Staples sectors, contributed positively to relative performance. The Portfolio’s positions in The Boeing Co., Monster Beverage Corp. and Expeditors International of Washington, Inc. detracted the most from relative performance. Stock selection in the Industrials, Financials, Health Care and Consumer Staples sectors, along with our allocations in the Health Care, Information Technology, Industrials and Financials sectors, detracted from relative performance. The portfolio manager maintains coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, the Portfolio initiated a position in Nike, Inc. - Class B and added to existing holdings in The Boeing Co., The Walt Disney Co., Monster Beverage Corp., Regeneron Pharmaceuticals, Inc., Starbucks Corp., Shopify, Inc. - Class A and Vertex Pharmaceuticals, Inc. The Portfolio trimmed its position in Tesla, Inc. to finance the purchases and manage position size.

Our investment process is characterized by bottom-up, fundamental research and a long-time horizon. The nature of our process leads to a lower turnover portfolio where sector positioning is the result of stock selection. At quarter end, the Portfolio was overweight the Communication Services, Health Care, Consumer Discretionary, Financials, and Industrials sectors and underweight the Information Technology and Consumer Staples sectors. The Portfolio had no exposure to stocks in the Energy, Materials, Real Estate, or Utilities sectors.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Focused Appreciation Portfolio	Russell 1000® Growth Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	11,364.39	10,566.82	10,138.38
12/2016	12,032.00	11,314.59	11,350.92
12/2017	16,077.42	14,732.93	13,829.00
12/2018	15,701.32	14,509.91	13,222.71
12/2019	20,721.24	19,789.99	17,386.06
12/2020	27,465.24	27,407.80	20,584.89
12/2021	32,656.40	34,971.44	26,493.86
12/2022	23,569.36	24,781.79	21,695.58
12/2023	35,587.99	35,358.22	27,398.84
12/2024	47,839.80	47,152.44	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,493,813
# of Portfolio Holdings (Derivatives not included, if applicable)	37
Portfolio Turnover Rate	9%
Net Investment Advisory Fees Paid (000's)	$8,284

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Focused Appreciation Portfolio	34.43%	18.22%	16.94%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Tesla, Inc.	8.9%
NVIDIA Corp.	8.0%
Meta Platforms, Inc. - Class A	7.3%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Various	6.2%
Netflix, Inc.	5.9%
Visa, Inc. - Class A	5.0%
Oracle Corp.	4.8%
The Boeing Co.	4.3%
Microsoft Corp.	4.3%

Sector Weightings (% of net assets)

% Weighting
Information Technology
27.9%
Communication Services
22.2%
Consumer Discretionary
19.7%
Health Care
11.6%
Financials
9.3%
Industrials
5.9%
Consumer Staples
2.3%
Short-Term Investments & Other Net Assets
1.1%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	1.1%
Consumer Staples	2.3%
Industrials	5.9%
Financials	9.3%
Health Care	11.6%
Consumer Discretionary	19.7%
Communication Services	22.2%
Information Technology	27.9%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

FOCUSED APPRECIATION PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

GOVERNMENT MONEY MARKET PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Government Money Market Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio	$34	0.33%

How did the Portfolio perform last year?

The Portfolio returned 4.99% for the year ended 12/31/2024. Initially, the Federal Open Market Committee (FOMC) projected five rate cuts in 2024. However, with progress towards the FOMC’s 2% inflation target, they delivered only three rate cuts, totaling 1.00%. This resulted in the federal funds target rate ending the year within the range of 4.25% - 4.50%. Throughout 2024, the Portfolio's positioning evolved with FOMC rate cut expectations. Early in the year, most investments were in overnight Repurchase Agreements and short-dated Treasury and Agency debt. As of 6/30/2024, the weighted average maturity (WAM) was 33 days, and the weighted average life (WAL) was 80 days. In the second half of 2024, the Portfolio Management ("PM") Team became more confident that the FOMC would initiate their rate cutting cycle. Consequently, the Portfolio's duration was lengthened to secure longer-term fixed-rate exposure and mitigate the cuts' impact. As of 12/31/2024, the WAM was 40 days, and the WAL was 102 days. Duration composition was the biggest contributor to performance. The selective approach in adding duration throughout the period benefited the Portfolio, as the pricing of rate cuts shifted significantly over the year.

The median federal funds rate forecast for 2025, as contained in the Summary of Economic Projections (SEP) released in conjunction with the December FOMC meeting, rose to 3.9% from the September 2024 projection of 3.4%. This implies two cuts of 0.25% in 2025, down from the prior projection of four cuts of 0.25%. The PM Team believes the FOMC could adjust the federal funds target range moderately lower over time. However, resilient employment data and sticky core inflation could prompt unchanged policy at upcoming meetings. The PM Team will monitor these developments and selectively add longer fixed-rate exposure to the Portfolio opportunistically.

Portfolio Statistics

  Total Net Assets (000's)$504,732
  # of Portfolio Holdings (Derivatives not included, if applicable)99
  Net Investment Advisory Fees Paid (000's)$1,555

What did the Portfolio invest in? (Derivatives not included, if applicable)

Asset Type Weightings (% of net assets)

% Weighting
US Government & Agencies
57.2%
Repurchase Agreements
42.6%
Short-Term Investments &
Other Net Assets
0.2%
0
10
20
30
40
50
60

Value	Value
Short-Term Investments & Other Net Assets	0.2%
Repurchase Agreements	42.6%
US Government & Agencies	57.2%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

GOVERNMENT MONEY MARKET PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

GROWTH STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Growth Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Portfolio	$50	0.42%

How did the Portfolio perform last year?

The Portfolio posted positive returns and outperformed its strategy index, the Russell 1000® Growth Index, during the year ended 12/31/2024. The Consumer Discretionary sector contributed to performance, due to stock selection. Shares of Carvana Co. surged during the year, benefiting from improvements in unit economics and unit growth, combined with a sharpened focus on cost efficiencies. The Communication Services sector also added value, due to stock choices and an overweight allocation. Conversely, stock selection and an overweight position in the Financials sector detracted. Our significant position in Visa, Inc. - Class A hurt performance. The Portfolio Management ("PM") Team maintains the belief in Visa, Inc. - Class A, supported by the strong secular tailwinds. An overweight position in the Health Care sector also hurt results, although positive stock picks within the segment helped mitigate losses.

Following a second consecutive year of impressive absolute returns for growth-style investing, expectations have been tempered at the start of 2025 as the reemergence of inflationary pressures have induced a more hawkish outlook from the Fed. With expectations of cuts in the coming year being significantly reduced, elevated investor caution has emerged regarding the potential higher-for-longer interest rate environment. Adding to uncertainty is the incoming presidential administration—one likely to embrace growth initiatives and a more accommodative regulatory stance and that has also signaled a desire to implement significant import tariffs, raising the question of whether inflationary pressures may become further inflamed. Despite the macroeconomic challenges facing the U.S. economy, the PM Team remains steadfast in our belief that the nascent technology of artificial intelligence will drive a decade-long societal shift, unlocking vast investment opportunity and the potential to perform regardless of the macro environment.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Growth Stock Portfolio	Russell 1000® Growth Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	10,601.20	10,566.82	10,138.38
12/2016	10,862.83	11,314.59	11,350.92
12/2017	13,498.70	14,732.93	13,829.00
12/2018	13,668.53	14,509.91	13,222.71
12/2019	17,726.02	19,789.99	17,386.06
12/2020	23,925.49	27,407.80	20,584.89
12/2021	27,913.58	34,971.44	26,493.86
12/2022	17,111.74	24,781.79	21,695.58
12/2023	25,614.74	35,358.22	27,398.84
12/2024	35,303.51	47,152.44	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,369,524
# of Portfolio Holdings (Derivatives not included, if applicable)	75
Portfolio Turnover Rate	7%
Net Investment Advisory Fees Paid (000's)	$5,104

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Growth Stock Portfolio	37.82%	14.77%	13.44%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	13.4%
Amazon.com, Inc.	9.6%
Microsoft Corp.	9.0%
Apple, Inc.	8.7%
Alphabet, Inc., Various	8.1%
Meta Platforms, Inc. - Class A	4.8%
Tesla, Inc.	3.5%
Eli Lilly & Co.	3.2%
Visa, Inc. - Class A	3.1%
Mastercard, Inc. - Class A	2.6%

Sector Weightings (% of net assets)

% Weighting
Information Technology
41.8%
Consumer Discretionary
18.5%
Communication Services
16.6%
Financials
9.4%
Health Care
9.0%
Industrials
1.8%
Consumer Staples
0.9%
Materials
0.8%
Utilities
0.8%
Energy
0.2%
Short-Term Investments & Other Net Assets
0.2%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	0.2%
Energy	0.2%
Utilities	0.8%
Materials	0.8%
Consumer Staples	0.9%
Industrials	1.8%
Health Care	9.0%
Financials	9.4%
Communication Services	16.6%
Consumer Discretionary	18.5%
Information Technology	41.8%

Material Portfolio Changes

Effective 10/25/2024, the Portfolio added a “Large Position Risk” to the Principal Risks section, which is contained in the Portfolio Summary section of the Prospectus.  This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

GROWTH STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

HIGH YIELD BOND PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the High Yield Bond Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Portfolio	$47	0.46%

How did the Portfolio perform last year?

The total return of the Portfolio for the year ended 12/31/2024, was 6.38% underperforming the strategy index, the Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index, which returned 8.19%. The Portfolio was negatively impacted by security selection in the Media & Entertainment, Packaging, Electric Utility, Technology, Midstream and Finance Companies industries as well as industry allocation, such as underweight to the strong performing Wireline Telecommunications and Retail industries and overweight to the underperforming Automotive industry. Given the strong absolute performance during the period the Portfolio’s cash position was also a drag on performance. Portfolio holdings that negatively impacted relative performance included: iHeartCommunications, Enviva, Ardagh Packaging, CSC Holdings LLC and CMG Media Corp. The Portfolio was positively impacted by security selection in the Insurance-Property and Casualty, Consumer Cyclical Services and Building Materials industries, as well as its underweight to the underperforming Wireless Telecommunications industry. Portfolio holdings that positively impacted relative performance included: Clydesdale Acquisition Holdings, Inc., SRS Distribution, Allied Universal Holdco LLC, Condor Merger Sub and Herens Holdco SARL.

The high-yield market has continued to deliver very strong relative returns compared to other fixed income classes. This has been driven by solid performance from the U.S. economy and investor demand for yield. However, this performance has also pushed credit spreads to extremely tight levels. While some of the tightness in credit spreads relative to history can be explained by the high-yield market’s short duration and higher quality relative to historical measures, it does not change the fact that the market is pricing in the best of all possible outcomes. It certainly does not price in potential negative surprises.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	High Yield Bond Portfolio	Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index	Bloomberg® U.S. Aggregate Bond Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,863.75	9,556.59	10,054.99
12/2016	11,303.37	11,193.63	10,321.17
12/2017	12,081.27	12,033.49	10,686.73
12/2018	11,754.23	11,782.68	10,687.93
12/2019	13,513.69	13,469.80	11,619.59
12/2020	14,411.34	14,419.08	12,491.81
12/2021	15,176.02	15,177.62	12,299.22
12/2022	13,456.24	13,480.52	10,699.06
12/2023	15,237.99	15,292.77	11,290.58
12/2024	16,210.88	16,545.73	11,431.74

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$695,777
# of Portfolio Holdings (Derivatives not included, if applicable)	530
Portfolio Turnover Rate	26%
Net Investment Advisory Fees Paid (000's)	$2,974

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
High Yield Bond Portfolio	6.38%	3.71%	4.95%
Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Portfolio has added the Bloomberg® U.S. Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Ford Motor Credit Co. LLC, Various	2.0%
CCO Holdings LLC / CCO Holdings Capital Corp., Various	2.0%
HUB International, Ltd., Various	1.6%
TransDigm, Inc., Various	1.6%
Tenet Healthcare Corp., Various	1.1%
Medline Borrower LP, Various	1.1%
Cloud Software Group, Inc., Various	1.0%
CSC Holdings LLC, Various	1.0%
1011778 BC ULC / New Red Finance, Inc., Various	1.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp., Various	1.0%

Sector Weightings (% of net assets)

% Weighting
Consumer, Cyclical
20.1%
Consumer, Non-Cyclical
13.2%
Industrial
12.8%
Financial
11.7%
Communications
11.0%
Technology
10.4%
Energy
9.5%
Basic Materials
3.5%
Utilities
2.3%
Diversified
0.2%
Communication Services
0.0%
Short-Term Investments & Other Net Assets
5.3%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	5.3%
Communication Services	0.0%
Diversified	0.2%
Utilities	2.3%
Basic Materials	3.5%
Energy	9.5%
Technology	10.4%
Communications	11.0%
Financial	11.7%
Industrial	12.8%
Consumer, Non-Cyclical	13.2%
Consumer, Cyclical	20.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

HIGH YIELD BOND PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

INDEX 400 STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Index 400 Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 400 Stock Portfolio	$26	0.24%

How did the Portfolio perform last year?

The Portfolio delivered a total return of 13.63% for the year ended 12/31/2024, while the Portfolio’s strategy index, the S&P MidCap 400® Index, returned 13.93%. Portfolio performance slightly lagged the Index due to transaction costs, administrative expenses, cash flow effects and costs associated with the use of equity index futures contracts. In 2024, U.S. equities outpaced both non-U.S. and emerging market equities, driven largely by the relative fourth quarter performance. Despite some weakness at the end of the year, U.S. equities finished with a second consecutive year of 20%-plus gains on the back of a supportive macro environment, solid corporate earnings, megacap tech strength and election-related tailwinds. Within the U.S., equity market gains narrowed towards the end of the year, leaving small caps and the S&P 500® equal-weighted index noticeably below the cap-weighted S&P 500®. The “Magnificent Seven” performed well throughout the period and gained considerable ground versus the rest of the market towards the end of the year. The U.S. election resulted in Donald Trump being elected President and a Republican sweep overall outcome.

U.S. Mid Cap equities underperformed U.S. Large Cap equities, represented by the S&P 500® Index, which returned 25.02% in the year. The top performing sectors within the S&P MidCap 400® Index over this time period were Utilities and Financials returning 31.45% and 25.36%, respectively. Materials and Communication Services were the worst performing sectors for this year, with returns of -2.37% and 3.76%, respectively.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Index 400 Stock Portfolio	S&P MidCap 400® Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,761.87	9,782.46	10,138.38
12/2016	11,751.46	11,811.19	11,350.92
12/2017	13,626.77	13,729.83	13,829.00
12/2018	12,082.49	12,208.09	13,222.71
12/2019	15,209.96	15,406.57	17,386.06
12/2020	17,243.64	17,510.96	20,584.89
12/2021	21,461.62	21,846.68	26,493.86
12/2022	18,614.88	18,993.35	21,695.58
12/2023	21,621.99	22,115.33	27,398.84
12/2024	24,570.12	25,195.72	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,402,515
# of Portfolio Holdings (Derivatives not included, if applicable)	401
Portfolio Turnover Rate	16%
Net Investment Advisory Fees Paid (000's)	$2,990

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Index 400 Stock Portfolio	13.63%	10.07%	9.41%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
S&P 500® Index	25.02%	14.53%	13.10%

The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc. - Class A	0.7%
Pure Storage, Inc.	0.7%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
RB Global, Inc.	0.6%

Sector Weightings (% of net assets)

% Weighting
Industrials
Financials
Consumer Discretionary
Information Technology
Health Care
Real Estate
Materials
Energy
Consumer Staples
Utilities
Communication Services
Short-Term Investments & Other Net Assets
21.3%
17.8%
14.1%
10.5%
9.3%
6.8%
6.3%
4.5%
4.4%
2.6%
1.4%
1.0%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	1.0%
Communication Services	1.4%
Utilities	2.6%
Consumer Staples	4.4%
Energy	4.5%
Materials	6.3%
Real Estate	6.8%
Health Care	9.3%
Information Technology	10.5%
Consumer Discretionary	14.1%
Financials	17.8%
Industrials	21.3%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INDEX 400 STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

INDEX 500 STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Index 500 Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Stock Portfolio	$21	0.19%

How did the Portfolio perform last year?

The Portfolio delivered a total return of 24.75% for the year ended 12/31/2024, while the Portfolio's strategy index, the S&P 500® Index, returned 25.02%. Portfolio performance slightly lagged the Index due to transaction costs, administrative expenses, cash flow effects and costs associated with the use of equity index futures contracts. Growth was driven by investor optimism in AI-related companies and earnings reports. The Fed initially maintained interest rates despite rising inflation and strong labor market data. Large-cap equities performed well into the second quarter, with the Consumer Price Index (CPI) increasing by 0.3% in April but remaining flat from April to May. The Fed’s unchanged rates led to a rally in large-cap stocks, while small-cap equities lagged. In July, CPI extended the bull market, but a disappointing jobs report in August raised concerns about economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September, which boosted equity markets. In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his agenda. The Fed cut rates by 50 basis points in November and December to reduce inflation to 2%. The Federal Open Market Committee revised its 2025 rate cut projections, causing a December selloff. Labor market conditions eased, with unemployment at 4.2% in November.

Top-performing sectors included Communication Services and Information Technology, returning 40.23% and 36.61%, respectively. Materials and Health Care were the worst performing sectors, with returns of -0.13% and 2.58%, respectively.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Index 500 Stock Portfolio	S&P 500® Index
12/2014	$10,000.00	$10,000.00
12/2015	10,116.98	10,138.38
12/2016	11,304.20	11,350.92
12/2017	13,736.42	13,829.00
12/2018	13,107.94	13,222.71
12/2019	17,194.81	17,386.06
12/2020	20,321.17	20,584.89
12/2021	26,102.33	26,493.86
12/2022	21,329.98	21,695.58
12/2023	26,885.28	27,398.84
12/2024	33,539.55	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$6,562,773
# of Portfolio Holdings (Derivatives not included, if applicable)	503
Portfolio Turnover Rate	2%
Net Investment Advisory Fees Paid (000's)	$11,467

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Index 500 Stock Portfolio	24.75%	14.30%	12.86%
S&P 500® Index	25.02%	14.53%	13.10%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Various	4.0%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.2%
Berkshire Hathaway, Inc. - Class B	1.7%
JPMorgan Chase & Co.	1.3%

Sector Weightings (% of net assets)

% Weighting
Information Technology
32.2%
Financials
13.5%
Consumer Discretionary
11.1%
Health Care
10.0%
Communication Services
9.3%
Industrials
8.1%
Consumer Staples
5.5%
Energy
3.1%
Utilities
2.3%
Real Estate
2.1%
Materials
1.9%
Short-Term Investments & Other Net Assets
0.9%
0
5
10
15
20
25
30
35

Value	Value
Short-Term Investments & Other Net Assets	0.9%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Energy	3.1%
Consumer Staples	5.5%
Industrials	8.1%
Communication Services	9.3%
Health Care	10.0%
Consumer Discretionary	11.1%
Financials	13.5%
Information Technology	32.2%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INDEX 500 STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

INDEX 600 STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Index 600 Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 600 Stock Portfolio	$28	0.27%

How did the Portfolio perform last year?

The Portfolio delivered a total return of 8.43% for the year ended 12/31/2024, while the Portfolio’s strategy index, the S&P SmallCap 600® Index, returned 8.70%. Portfolio performance slightly lagged the Index due to transaction costs, administrative expenses, cash flow effects and costs associated with the use of equity index futures contracts. In 2024, U.S. equities outpaced both non-U.S. and emerging market equities, driven largely by the relative fourth quarter performance. Despite some weakness at the end of the year, U.S. equities finished with a second consecutive year of 20%-plus gains on the back of a supportive macro environment, solid corporate earnings, megacap tech strength and election-related tailwinds. Within the U.S., equity market gains narrowed towards the end of the year, leaving small caps and the S&P 500® equal-weighted index noticeably below the cap-weighted S&P 500®. The “Magnificent Seven” performed well throughout the period and gained considerable ground versus the rest of the market towards the end of the year. The U.S. election resulted in Donald Trump being elected President and a Republican sweep overall outcome.

U.S. Small Cap equities underperformed U.S Large Cap equities, represented by the S&P 500® Index, which returned 25.02% in the year. The top performing sectors within the S&P SmallCap 600® Index over this time period were Financials and Communication Services, returning 18.99% and 17.43%, respectively. Energy and Information Technology were the worst performing sectors for this year, with returns of -5.01% and -0.82%, respectively.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Index 600 Stock Portfolio	S&P SmallCap 600® Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,765.17	9,802.70	10,138.38
12/2016	12,316.21	12,405.95	11,350.92
12/2017	13,908.40	14,047.70	13,829.00
12/2018	12,687.18	12,856.31	13,222.71
12/2019	15,533.79	15,785.14	17,386.06
12/2020	17,231.81	17,566.82	20,584.89
12/2021	21,749.34	22,278.25	26,493.86
12/2022	18,189.63	18,691.74	21,695.58
12/2023	21,056.56	21,692.28	27,398.84
12/2024	22,831.18	23,578.71	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$476,360
# of Portfolio Holdings (Derivatives not included, if applicable)	605
Portfolio Turnover Rate	19%
Net Investment Advisory Fees Paid (000's)	$1,013

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Index 600 Stock Portfolio	8.43%	8.01%	8.61%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%
S&P 500® Index	25.02%	14.53%	13.10%

The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Bath & Body Works, Inc.	0.6%
Glaukos Corp.	0.6%
Alaska Air Group, Inc.	0.6%
ATI, Inc.	0.6%
Robert Half International, Inc.	0.5%
VF Corp.	0.5%
SPS Commerce, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Qorvo, Inc.	0.5%
Jackson Financial, Inc.	0.5%

Sector Weightings (% of net assets)

% Weighting
Financials 18.6%
Industrials 17.7%
Consumer Discretionary 14.6%
Information Technology 12.7%
Health Care 11.0%
Real Estate 7.6%
Energy 4.7%
Materials 4.4%
Communication Services 3.3%
Consumer Staples 3.0%
Utilities 2.2%
Short-Term Investments & Other Net Assets 0.2%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	0.2%
Utilities	2.2%
Consumer Staples	3.0%
Communication Services	3.3%
Materials	4.4%
Energy	4.7%
Real Estate	7.6%
Health Care	11.0%
Information Technology	12.7%
Consumer Discretionary	14.6%
Industrials	17.7%
Financials	18.6%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INDEX 600 STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

INFLATION PROTECTION PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Inflation Protection Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protection Portfolio	$45	0.45%

How did the Portfolio perform last year?

For the year ended 12/31/2024, the Portfolio returned 1.96%, compared with 1.84% for the strategy index, the Bloomberg® U.S. Treasury Inflation Protected Securities (TIPS) Index. In general, the Portfolio was fully invested in TIPS up to 55%, as allowed by IRS portfolio regulations. The rest of the Portfolio was invested mainly in securitized and investment-grade corporate securities, which aided performance versus the all-TIPS index. All subsectors contributed to performance, led by non-agency Collateralized Mortgage Obligations, Asset-Backed Securities and non-agency Commercial Mortgages. To maximize inflation exposure, the managers used inflation swaps to create an inflation overlay for the corporate and securitized securities. This strategy, combined with the managers’ preference for the short end of the inflation curve, detracted from the Portfolio’s relative performance. This strategy weighed on relative results in the third quarter of 2024 when shorter-maturity break-even rates declined.

The Portfolio Management ("PM") Team expects inflation to moderate in 2025, largely due to the still-elevated services component. Within services, the rate of increase on rent and owners’ equivalent rent is decreasing. The PM Team believes a slow-paced, longer-term deceleration should follow multifamily home completions and falling rents. Nevertheless, a structural housing supply shortage persists, and housing price appreciation will be the key determinant. The rate of change remains a key factor for the Fed and TIPS valuations. Changes in regulations and tariff, trade and immigration policies under Donald Trump’s administration may affect inflation in the intermediate term. Overall, the PM Team still expects the economy to slow to below-trend growth levels. However, a recession seems unlikely due to resilient consumer spending and financial conditions. Awaiting clarity on Fed policy and Trump administration priorities, we’re maintaining a neutral duration and a focus on higher-quality securitized and corporate securities.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Inflation Protection Portfolio	Bloomberg® U.S. Treasury Inflation Protected Securities (TIPS) Index	Bloomberg® U.S. Aggregate Bond Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,779.52	9,856.21	10,054.99
12/2016	10,237.67	10,317.80	10,321.17
12/2017	10,603.91	10,628.06	10,686.73
12/2018	10,326.99	10,493.95	10,687.93
12/2019	11,258.21	11,378.37	11,619.59
12/2020	12,335.79	12,629.12	12,491.81
12/2021	13,150.60	13,381.32	12,299.22
12/2022	11,445.92	11,796.18	10,699.06
12/2023	11,891.96	12,255.72	11,290.58
12/2024	12,125.49	12,480.74	11,431.74

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$408,498
# of Portfolio Holdings (Derivatives not included, if applicable)	149
Portfolio Turnover Rate	50%
Net Investment Advisory Fees Paid (000's)	$1,642

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Inflation Protection Portfolio	1.96%	1.50%	1.95%
Bloomberg® U.S. Treasury Inflation Protected Securities (TIPS) Index	1.84%	1.87%	2.24%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Portfolio has added the Bloomberg® U.S. Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

US Treasury Inflation Index Bond, Various	50.9%
Federal Home Loan Mortgage Corp., Various	6.4%
Federal National Mortgage Association, Various	6.4%
Government National Mortgage Association, Various	5.5%
US Treasury, Various	2.3%
Lion Bay Funding LLC	2.3%
Mainbeach Funding DAC	2.3%
Overwatch Alpha FDG LLC	2.3%
JPMorgan Chase & Co., Various	0.8%
Tennessee Valley Authority, Various	0.7%

Asset Type Weightings (% of net assets)

% Weighting
Governments
57.7%
Structured Products
27.1%
Corporate Bonds
5.8%
Municipal Bonds
0.4%
Short-Term Investments & Other Net Assets
9.0%
0
10
20
30
40
50
60

Value	Value
Short-Term Investments & Other Net Assets	9.0%
Municipal Bonds	0.4%
Corporate Bonds	5.8%
Structured Products	27.1%
Governments	57.7%

Material Portfolio Changes

The net expense ratio decreased from the prior fiscal year end primarily due to an advisory fee waiver change which became effective 11/1/2023. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INFLATION PROTECTION PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

INTERNATIONAL EQUITY PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the International Equity Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Portfolio	$69	0.68%

How did the Portfolio perform last year?

The Portfolio returned 3.94% in 2024, underperforming the MSCI® All Country World (ex-US) Value strategy index. The Portfolio's holdings in Financials detracted from relative performance. In particular, Brazilian Financials holdings Itau Unibanco Holding SA and XP, Inc. - Class A underperformed substantially. The announcement that Brazil plans to cut public spending significantly because of its burgeoning fiscal deficit roiled its stock market and currency. The Portfolio’s underweight in Chinese Financials also hurt results. Health Care trailed the broad market in 2024, and the Portfolio’s overweight and stock selection detracted. Portfolio holdings Bayer AG and GSK PLC were the primary underperformers. Strong stock selection in Industrials positively affected performance. Specifically, Johnson Controls International PLC rallied as it focused on its higher profitability business segments and a succession plan for its CEO. Mitsubishi Electric Corp. rallied amidst a strong year for Japanese equities. Lastly, semiconductor manufacturer Taiwan Semiconductor Manufacturing Co., Ltd. outperformed, driven by its market leadership in producing the most advanced chips used in AI applications.

Amid heightened macroeconomic uncertainty and geopolitical unrest, the Portfolio Management ("PM") Team continues to focus on uncovering attractive investment opportunities through our fundamental, bottom-up research and strict price discipline. During 2024, the PM Team was nimble and adjusted the Portfolio’s relative weightings based on changing opportunity sets. The PM Team trimmed the Portfolio’s holdings in Financials and Energy, reducing the Portfolio’s overweight positions in these sectors. The PM Team continues to redeploy the proceeds into other areas of the market as their valuations become more compelling, including Consumer Staples, Industrials and Communication Services. The PM Team is enthusiastic about the Portfolio, which trades at 11.0 times forward earnings and is diversified across sectors, industries, regions and investment theses.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	International Equity Portfolio	MSCI® All Country World (ex-US) Value Index (Net)	MSCI® All Country World (ex-US) Index (Net)
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,778.67	8,993.47	9,433.79
12/2016	10,061.70	9,795.65	9,857.87
12/2017	12,305.02	12,015.91	12,538.37
12/2018	10,409.26	10,336.78	10,758.52
12/2019	11,720.50	11,961.61	13,072.81
12/2020	11,402.88	11,869.19	14,465.31
12/2021	11,973.57	13,110.08	15,597.09
12/2022	11,155.66	11,983.99	13,101.08
12/2023	12,950.58	14,057.07	15,146.93
12/2024	13,460.73	14,906.40	15,985.17

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,877,350
# of Portfolio Holdings (Derivatives not included, if applicable)	83
Portfolio Turnover Rate	19%
Net Investment Advisory Fees Paid (000's)	$12,664

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
International Equity Portfolio	3.94%	2.81%	3.02%
MSCI® All Country World (ex-US) Value Index (Net)	6.04%	4.50%	4.07%
MSCI® All Country World (ex-US) Index (Net)	5.53%	4.10%	4.80%

The Portfolio has added the MSCI® All Country World (ex-US) Index (Net) as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Johnson Controls International PLC	3.5%
Holcim, Ltd.	3.1%
Sanofi	3.1%
BNP Paribas SA	3.0%
UBS Group AG	2.8%
Banco Santander SA	2.8%
Novartis AG	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Barclays PLC	2.5%
GSK PLC	2.5%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.7%
Real Estate	1.5%
Communication Services	5.0%
Energy	6.0%
Information Technology	7.4%
Consumer Staples	8.4%
Industrials	10.5%
Materials	11.1%
Consumer Discretionary	11.9%
Health Care	13.1%
Financials	22.4%

Country Weightings (% of net assets)

Value	Value
Other	28.3%
France	6.8%
Switzerland	6.9%
Japan	7.3%
Germany	7.5%
China	7.6%
United Kingdom	10.5%
United States	25.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INTERNATIONAL EQUITY PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

INTERNATIONAL GROWTH PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the International Growth Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Portfolio	$63	0.61%

How did the Portfolio perform last year?

The Portfolio’s 5.30% return outperformed the strategy index, the MSCI EAFE® Growth Index (Net), which returned 2.05% for the year ended 12/31/2024. From a geographic standpoint, out-of-benchmark exposure in the U.S. and emerging markets along with stock selection in the U.K. helped lift returns. Conversely, the large underweight in Asia detracted. Sector selection accounted for the majority of outperformance, though stock selection was positive as well. Gains from stock selection in the Materials and Information Technology sectors were partially offset by weaker stock selection in the Financials, Industrials, and Health Care sectors. A large underweighting in Consumer Staples and overweighting in Industrials were the primary drivers of sector selection outperformance. The single biggest individual contributor was an out-of-benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd., which benefited from demand for semiconductors that are critical to the build out of AI. The largest individual detractor was an overweighting in France-based global payment and employee benefits provider Edenred. The company’s business model was challenged by increased regulatory risk across Europe and a tax litigation case in Brazil, one of its largest markets outside Europe.

The Portfolio Management ("PM") Team has been looking for companies outside the U.S. that may benefit from AI in ways that are not well appreciated by the market. The PM Team remains optimistic about the long-term attractiveness of online payments, leading-edge lithography equipment, aerospace themes, and the consolidated industrial gas market. The PM Team thinks the U.K. remains a good place to find strong global franchises at attractive valuations following years of market de-rating post Brexit. The PM Team is doing more work on cheaply valued Chinese companies with strong balance sheets and good business models ahead of potential stimulus that could be a market catalyst.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	International Growth Portfolio	MSCI EAFE® Growth Index (Net)	MSCI® All Country World (ex-US) Index (Net)
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,827.41	10,409.03	9,433.79
12/2016	9,492.74	10,092.08	9,857.87
12/2017	12,343.35	13,004.68	12,538.37
12/2018	10,951.16	11,336.53	10,758.52
12/2019	14,762.50	14,499.24	13,072.81
12/2020	17,406.67	17,151.81	14,465.31
12/2021	20,177.16	19,081.86	15,597.09
12/2022	15,509.74	14,703.40	13,101.08
12/2023	18,730.45	17,288.00	15,146.93
12/2024	19,722.74	17,641.54	15,985.17

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,044,160
# of Portfolio Holdings (Derivatives not included, if applicable)	68
Portfolio Turnover Rate	23%
Net Investment Advisory Fees Paid (000's)	$6,198

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
International Growth Portfolio	5.30%	5.96%	7.03%
MSCI EAFE® Growth Index (Net)	2.05%	4.00%	5.84%
MSCI® All Country World (ex-US) Index (Net)	5.53%	4.10%	4.80%

The Portfolio has added the MSCI® All Country World (ex-US) Index (Net) as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

SAP SE	5.8%
ASML Holding NV	5.2%
Safran SA	4.0%
CRH PLC	3.8%
Novo Nordisk A/S - Class B	3.8%
Linde PLC	3.7%
Recruit Holdings Co., Ltd.	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Atlas Copco AB - Class A	3.2%
Compass Group PLC	2.8%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.9%
Consumer Staples	0.3%
Energy	0.4%
Communication Services	0.7%
Health Care	5.8%
Consumer Discretionary	10.2%
Materials	10.5%
Financials	16.3%
Information Technology	20.7%
Industrials	32.2%

Country Weightings (% of net assets)

Value	Value
Other	17.3%
Netherlands	6.8%
Germany	7.2%
Sweden	7.3%
Japan	9.5%
France	11.7%
United Kingdom	12.6%
United States	27.6%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INTERNATIONAL GROWTH PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

LARGE CAP BLEND PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Large Cap Blend Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Blend Portfolio	$83	0.74%

How did the Portfolio perform last year?

For calendar year 2024, the Portfolio underperformed its benchmark by 1.16%, returning 23.86% against 25.02% for the strategy index, the S&P 500® Index. From a sector perspective, stock selection within Health Care, Consumer Discretionary and Utilities detracted the most from performance. Alternatively, stock selection within the Industrials, Financials and Information Technology sectors helped the most. At the individual stock level, the top individual detractors were an underweight position in Broadcom, Inc. and overweight positions in Regeneron Pharmaceuticals, Inc. and NXP Semiconductors NV. Alternatively, the top contributors were overweight positions in NVIDIA Corp., Wells Fargo & Co. and Howmet Aerospace, Inc.

The Portfolio Management ("PM") Team continues to focus on fundamentals of the economy and company earnings. Our analysts estimate S&P 500® Index earnings growth of +14% for both 2025 and 2026. While subject to revision, this forecast includes our best analysis of earnings expectations. Easing inflation and improved prospects for growth have fueled optimism for a soft landing. However, certain systematic risks like the policy impact of the new U.S. administration, potentially slower pace of rate cuts and significant geopolitical tensions, can cause markets to be volatile. The PM Team continues our focus on high conviction stocks and take advantage of market dislocations for compelling opportunities.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Large Cap Blend Portfolio	S&P 500® Index
12/2014	$10,000.00	$10,000.00
12/2015	9,758.37	10,138.38
12/2016	11,123.08	11,350.92
12/2017	13,239.16	13,829.00
12/2018	12,708.95	13,222.71
12/2019	15,755.22	17,386.06
12/2020	17,339.01	20,584.89
12/2021	20,539.00	26,493.86
12/2022	17,709.58	21,695.58
12/2023	21,359.26	27,398.84
12/2024	26,456.31	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$171,954
# of Portfolio Holdings (Derivatives not included, if applicable)	51
Portfolio Turnover Rate	50%
Net Investment Advisory Fees Paid (000's)	$1,161

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Large Cap Blend Portfolio	23.86%	10.92%	10.22%
S&P 500® Index	25.02%	14.53%	13.10%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Microsoft Corp.	8.6%
Apple, Inc.	8.1%
NVIDIA Corp.	7.3%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc. - Class A	3.6%
Wells Fargo & Co.	3.1%
Alphabet, Inc. - Class A	2.8%
Broadcom, Inc.	2.8%
Baker Hughes Co.	2.6%
Mastercard, Inc. - Class A	2.6%

Sector Weightings (% of net assets)

% Weighting
Information Technology
36.9%
Consumer Discretionary
12.4%
Financials
11.7%
Health Care
10.0%
Industrials
9.8%
Communication Services
6.4%
Energy
4.8%
Utilities
3.5%
Materials
1.9%
Consumer Staples
1.2%
Real Estate
0.8%
Short-Term Investments & Other Net Assets
0.6%
0
10
20
30
40

Value	Value
Short-Term Investments & Other Net Assets	0.6%
Real Estate	0.8%
Consumer Staples	1.2%
Materials	1.9%
Utilities	3.5%
Energy	4.8%
Communication Services	6.4%
Industrials	9.8%
Health Care	10.0%
Financials	11.7%
Consumer Discretionary	12.4%
Information Technology	36.9%

Material Portfolio Changes

Effective 5/1/2024, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver. Effective 10/25/2024, the Portfolio added a “Large Position Risk” to the Principal Risks section, which is contained in the Portfolio Summary section of the Prospectus. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LARGE CAP BLEND PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

LARGE CAP CORE STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Large Cap Core Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Stock Portfolio	$48	0.43%

How did the Portfolio perform last year?

The Portfolio returned 22.16% for the year ended 12/31/2024, underperforming the benchmark, the S&P 500® Index, which returned 25.02%. Security selection was the primary detractor from relative underperformance driven by weak security selection in Information Technology, Materials, and Consumer Staples sectors. Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results. The Portfolio’s underweight allocation to Information Technology and overweight allocations to Health Care and Energy detracted most from relative performance. Top individual detractors from relative performance included underweight positions to NVIDIA Corp. (Information Technology) and Tesla, Inc. (Consumer Discretionary), and an overweight position to Adobe, Inc. (Information Technology). Top individual contributors to relative performance included not owning Intel Corp. (Information Technology), an out-of-benchmark position in Spotify Technology SA (Communication Services), and an overweight position to KKR & Co., Inc. (Financials).

Global markets continued to rise in the final quarter of 2024, finishing the year with strong gains amidst a turbulent macroeconomic environment. The fourth quarter featured largely positive jobs, consumer income, and GDP growth data, escalating geopolitical tensions, and markedly, the U.S. Presidential election. Markets sought to anticipate potential impacts leading up to the election then quickly began digesting the policy implications of a second Trump presidency afterward. The Fed cut interest rates twice in the fourth quarter and signaled a slower pace of rate cuts in 2025. Despite high U.S. equity valuations, the Portfolio Management ("PM") Team believes U.S. companies will continue growing profits. The PM Team will continue to closely track these developments.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Large Cap Core Stock Portfolio	S&P 500® Index
12/2014	$10,000.00	$10,000.00
12/2015	9,693.98	10,138.38
12/2016	10,427.91	11,350.92
12/2017	13,021.17	13,829.00
12/2018	12,234.93	13,222.71
12/2019	16,051.18	17,386.06
12/2020	19,701.30	20,584.89
12/2021	24,646.57	26,493.86
12/2022	19,993.24	21,695.58
12/2023	25,148.28	27,398.84
12/2024	30,720.01	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$756,794
# of Portfolio Holdings (Derivatives not included, if applicable)	126
Portfolio Turnover Rate	74%
Net Investment Advisory Fees Paid (000's)	$2,998

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Large Cap Core Stock Portfolio	22.16%	13.86%	11.88%
S&P 500® Index	25.02%	14.53%	13.10%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	7.1%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	5.5%
Alphabet, Inc. - Class A	4.8%
Broadcom, Inc.	2.9%
Wells Fargo & Co.	2.6%
Berkshire Hathaway, Inc. - Class B	2.4%
Exxon Mobil Corp.	1.8%
ServiceNow, Inc.	1.7%

Sector Weightings (% of net assets)

% Weighting
Information Technology
32.6%
Financials
12.3%
Consumer Discretionary
11.4%
Health Care
11.4%
Communication Services
8.8%
Industrials
8.8%
Energy
4.0%
Consumer Staples
3.7%
Utilities
3.0%
Materials
1.7%
Real Estate
1.6%
Investment Companies
0.3%
Short-Term Investments & Other Net Assets
0.4%
0
5
10
15
20
25
30
35

Value	Value
Short-Term Investments & Other Net Assets	0.4%
Investment Companies	0.3%
Real Estate	1.6%
Materials	1.7%
Utilities	3.0%
Consumer Staples	3.7%
Energy	4.0%
Industrials	8.8%
Communication Services	8.8%
Health Care	11.4%
Consumer Discretionary	11.4%
Financials	12.3%
Information Technology	32.6%

Material Portfolio Changes

Effective 10/25/2024, the Portfolio added a “Large Position Risk” to the Principal Risks section, which is contained in the Portfolio Summary section of the Prospectus. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LARGE CAP CORE STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

LARGE COMPANY VALUE PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Large Company Value Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Company Value Portfolio	$79	0.75%

How did the Portfolio perform last year?

The Portfolio returned 10.69% over the trailing year, while its strategy index, the Russell 1000® Value Index, returned 14.37%. Security selection in Consumer Staples detracted from relative results. Notably, the Portfolio’s position in Dollar Tree, Inc. weighed on performance. The Portfolio’s overweight to the Health Care sector relative to the benchmark hindered relative returns as it was one of the few benchmark sectors to decline during the year. Security selection in Health Care also detracted, driven by the Portfolio’s position in Zimmer Biomet Holdings, Inc. UPS was another key detractor. Conversely, stock selection in the Information Technology sector helped results. The Portfolio’s lack of exposure to Intel Corp. was particularly beneficial. Security selection and an underweight in the Materials sector also contributed to performance. Other top contributors included The Bank of New York Mellon Corp. and The Allstate Corp. Shares of The Bank of New York Mellon Corp. outperformed due to its strong earnings and higher revenue.

Our research has led the Portfolio Management ("PM") Team to several Health Care stocks that may offer compelling valuations and risk/reward profiles, leading to a notable overweight in the sector. The PM Team considers Health Care less cyclical because the economy’s performance tends to have less impact on demand. The PM Team also believes Health Care utilization rates will continue to normalize after the COVID-19 pandemic caused patients to delay services and procedures. Additionally, the PM Team thinks shares of companies affected by sell-offs from so-called weight-loss drugs will continue to recover. Conversely, our bottom-up approach resulted in an underweight in Consumer Discretionary. While consumer activity has significantly supported the economy, recent economic reports point to a slowdown in spending. That may pressure Consumer Discretionary stocks, a sector where the PM Team already finds it difficult to identify companies with durable business models.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Large Company Value Portfolio	Russell 1000® Value Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,615.17	9,617.32	10,138.38
12/2016	11,092.10	11,284.99	11,350.92
12/2017	12,323.15	12,826.97	13,829.00
12/2018	11,346.64	11,766.57	13,222.71
12/2019	14,485.05	14,889.57	17,386.06
12/2020	14,867.03	15,305.83	20,584.89
12/2021	18,125.68	19,156.82	26,493.86
12/2022	18,064.59	17,712.82	21,695.58
12/2023	18,750.84	19,743.17	27,398.84
12/2024	20,755.99	22,579.90	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$155,933
# of Portfolio Holdings (Derivatives not included, if applicable)	78
Portfolio Turnover Rate	40%
Net Investment Advisory Fees Paid (000's)	$1,016

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Large Company Value Portfolio	10.69%	7.46%	7.58%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Johnson & Johnson	4.0%
JPMorgan Chase & Co.	3.7%
Medtronic PLC	3.6%
Zimmer Biomet Holdings, Inc.	3.4%
Norfolk Southern Corp.	2.5%
Cisco Systems, Inc.	2.3%
Exxon Mobil Corp.	2.3%
Xcel Energy, Inc.	2.3%
U.S. Bancorp	2.2%
Truist Financial Corp.	2.0%

Sector Weightings (% of net assets)

% Weighting
Financials
Health Care
Consumer Staples
Industrials
Information Technology
Energy
Utilities
Materials
Communication Services
Consumer Discretionary
Real Estate
Short-Term Investments & Other Net Assets
21.2%
19.7%
12.4%
12.2%
9.7%
7.3%
6.1%
3.7%
2.6%
1.7%
1.5%
1.9%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	1.9%
Real Estate	1.5%
Consumer Discretionary	1.7%
Communication Services	2.6%
Materials	3.7%
Utilities	6.1%
Energy	7.3%
Information Technology	9.7%
Industrials	12.2%
Consumer Staples	12.4%
Health Care	19.7%
Financials	21.2%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LARGE COMPANY VALUE PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Long-Term U.S. Government Bond Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long-Term U.S. Government Bond Portfolio	$260	2.68%

How did the Portfolio perform last year?

The Portfolio returned -5.78% for the year ended 12/31/2024, outperforming the strategy index, the Bloomberg® Long-Term Treasury Index, which returned -6.41%. U.S. interest rate positioning contributed to performance over the period. The Portfolio’s duration positioning was partially implemented through the use of futures and interest rate swaps. Within spread sectors, out of benchmark exposure to Agency residential mortgage-backed securities detracted from performance.

The change in U.S. leadership increases global economic uncertainty in 2025. Inflation risks in the U.S. and recession risks in many non-U.S. economies have both increased. Across developed markets, the Portfolio Management ("PM") Team expects inflation to continue converging toward target levels, enabling developed market central banks to keep cutting interest rates. The PM Team expects 50 to 150 basis points of developed market central bank rate cuts in 2025, depending on the region. Markets are pricing in terminal policy rates for global central bank easing cycles that appear somewhat high relative to our baseline outlook. In the U.S., intermediate maturity yields look attractive relative to our long-term 0%–1% neutral real interest rate baseline. There is significant near-term potential for lower central bank rates outside the U.S. in the event of more aggressive U.S. trade policies that weaken global growth and weigh on commodity prices. Over our longer-term secular horizon, the PM Team still expects yield curves to gradually steepen, driven by central bank easing and a continuation of the recent rise in term premium amid concerns about elevated sovereign debt. However, the PM Team sees scope for some cyclical flattening in the U.S. due to the possibility of delayed Fed cutting amid potential near-term inflationary pressures and marginal deficit improvement.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Long-Term U.S. Government Bond Portfolio	Bloomberg® Long-Term Treasury Index	Bloomberg® U.S. Aggregate Bond Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,852.70	9,878.75	10,054.99
12/2016	9,959.94	10,009.77	10,321.17
12/2017	10,784.20	10,863.78	10,686.73
12/2018	10,563.75	10,663.78	10,687.93
12/2019	11,954.65	12,244.93	11,619.59
12/2020	14,031.31	14,412.64	12,491.81
12/2021	13,277.65	13,743.00	12,299.22
12/2022	9,356.89	9,722.42	10,699.06
12/2023	9,668.12	10,020.25	11,290.58
12/2024	9,109.21	9,377.80	11,431.74

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$114,458
# of Portfolio Holdings (Derivatives not included, if applicable)	101
Portfolio Turnover Rate	44%
Net Investment Advisory Fees Paid (000's)	$595

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Long-Term U.S. Government Bond Portfolio	-5.78%	-5.29%	-0.93%
Bloomberg® Long-Term Treasury Index	-6.41%	-5.20%	-0.64%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Portfolio has added the Bloomberg® U.S. Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	111.7%
Citigroup Global Markets, Inc. Repurchase Agreement, Various	19.6%
Deutsche Bank Securities, Inc. Repurchase Agreement, Various	15.3%
US Treasury Inflation Index Bond, Various	8.0%
Uniform Mortgage Backed Security TBA, Various	7.5%
Resolution Funding Corp. Stripped, Various	3.6%
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3%, 8/15/32	1.8%
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4%, 9/15/44	1.6%
Federal Home Loan Mortgage Corp., 4.5%, 5/1/54	1.4%
Federal National Mortgage Association, Various	1.4%

Asset Type Weightings (% of net assets)

% Weighting
Governments
Structured Products
Corporate Bonds
Short-Term Investments & Other Net Assets
123.6%
19.2%
0.3%
-43.1%
-50
0
50
100
150

Value	Value
Short-Term Investments & Other Net Assets	-43.1%
Corporate Bonds	0.3%
Structured Products	19.2%
Governments	123.6%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

MID CAP GROWTH STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Mid Cap Growth Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Stock Portfolio	$56	0.54%

How did the Portfolio perform last year?

The Portfolio underperformed the strategy index, the Russell MidCap® Growth Index, for 2024. The Industrials sector was a top detractor. The Information Technology sector was a top detractor. Industrials and Health Care also detracted. The Utilities and Energy sectors were top contributors. An underweight position in Palantir Technologies, Inc. - Class A was the top detractor. The company continued to rally on high expectations for increased bookings in U.S. AI projects. At year end, the Portfolio maintained an underweight position against the large benchmark weight given uncertainty in the company’s competitive moat within commercial AI. Other detractors include an overweight position in Apellis Pharmaceuticals, Inc. and underweight position in AppLovin Corp. Overweights in Targa Resources Corp. and Shockwave Medical, Inc. also were top contributors.

Portfolio positioning continues to focus on high quality companies with solid fundamentals. The Portfolio Management ("PM") Team is managing risk in big benchmark contributors such as Palantir Technologies, Inc. - Class A, Coinbase Global, Inc. - Class A and Vistra Corp. where valuations are less appealing. The PM Team is keeping an open mind and embracing secular winners where fundamentals are inflecting. The Portfolio is positioned for when benchmark leadership broadens out, with a balanced exposure across enduring growth franchises as well as areas that have lower expectations, such as parts of consumer, housing, and software. Industrials and Financials are the largest sector overweights. Conversely, Real Estate and Communication Services are top underweights.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Mid Cap Growth Stock Portfolio	Russell MidCap® Growth Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	10,071.22	9,980.01	10,138.38
12/2016	10,154.81	10,711.41	11,350.92
12/2017	12,215.14	13,417.93	13,829.00
12/2018	11,313.70	12,780.54	13,222.71
12/2019	15,048.72	17,313.70	17,386.06
12/2020	18,872.76	23,475.09	20,584.89
12/2021	20,793.56	26,463.01	26,493.86
12/2022	15,851.54	19,391.87	21,695.58
12/2023	18,222.21	24,407.91	27,398.84
12/2024	19,717.55	29,802.80	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,027,872
# of Portfolio Holdings (Derivatives not included, if applicable)	113
Portfolio Turnover Rate	127%
Net Investment Advisory Fees Paid (000's)	$5,499

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Mid Cap Growth Stock Portfolio	8.21%	5.55%	7.03%
Russell MidCap® Growth Index	22.10%	11.47%	11.54%
S&P 500® Index	25.02%	14.53%	13.10%

The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

AppLovin Corp. - Class A	3.0%
The Trade Desk, Inc. - Class A	2.3%
HubSpot, Inc.	2.1%
Palantir Technologies, Inc. - Class A	2.1%
Hilton Worldwide Holdings, Inc.	2.1%
Vertiv Holdings Co.	1.8%
Gartner, Inc.	1.8%
Ares Management Corp. - Class A	1.7%
Datadog, Inc. - Class A	1.7%
Natera, Inc.	1.6%

Sector Weightings (% of net assets)

% Weighting
Information Technology
28.6%
Industrials
18.4%
Consumer Discretionary
15.7%
Financials
14.1%
Health Care
12.9%
Energy
3.1%
Communication Services
2.3%
Consumer Staples
2.2%
Utilities
0.9%
Materials
0.8%
Short-Term Investments & Other Net Assets
1.0%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	1.0%
Materials	0.8%
Utilities	0.9%
Consumer Staples	2.2%
Communication Services	2.3%
Energy	3.1%
Health Care	12.9%
Financials	14.1%
Consumer Discretionary	15.7%
Industrials	18.4%
Information Technology	28.6%

Material Portfolio Changes

Effective 10/28/2024, J.P. Morgan Investment Management, Inc. replaced Wellington Management Company LLP as sub-adviser to the Portfolio.   This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

MID CAP GROWTH STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

MID CAP VALUE PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Mid Cap Value Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Portfolio	$75	0.72%

How did the Portfolio perform last year?

The Portfolio returned 8.65% over the year while its strategy index, the Russell MidCap® Value Index, returned 13.07%. Stock selection and a sector underweight in Industrials weighed on performance. Consumer Staples stocks slumped during the period and given the Portfolio’s overweight position in the sector, weighed on performance. Discount retailer Dollar Tree, Inc. was a prominent detractor. Stock selection in the Materials sector gave performance a lift. Avoiding stocks in the chemicals and metals and mining industries buoyed results. Other prominent contributors to relative performance include Zimmer Biomet Holdings, Inc., The Bank of New York Mellon Corp., and The Allstate Corp.

Central banks started cutting interest rates as inflation continued to moderate, but the Portfolio Management ("PM") Team believes the economy will continue to experience various lagging effects of elevated rates. The PM Team continues to focus on companies that are believed to be of higher quality because of stable revenues and profits, low indebtedness, stable cash flows and predictable business models that are less sensitive to economic conditions. With slowing global growth, the PM Team has identified select opportunities in the less cyclical Consumer Staples sector. Despite a challenging cost inflation environment, many consumer staples companies are generating strong returns on capital, buying back stock and growing dividends. Regional banks continue to face pressure on net interest income from paying higher deposit costs while loan growth remains subdued. Banks face increased regulatory requirements for capital and liquidity, posing another headwind to regional banks. Our Portfolio remains underweight in the Consumer Discretionary sector. The PM Team believes this sector has fewer high-quality companies with durable business models. Also, given factors like inflation and diminishing personal savings, the PM Team expects headwinds to discretionary spending.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Mid Cap Value Portfolio	Russell MidCap® Value Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,867.22	9,522.01	10,138.38
12/2016	12,159.29	11,426.19	11,350.92
12/2017	13,595.22	12,950.92	13,829.00
12/2018	11,848.02	11,359.29	13,222.71
12/2019	15,308.44	14,433.36	17,386.06
12/2020	15,563.77	15,149.93	20,584.89
12/2021	19,185.53	19,443.10	26,493.86
12/2022	18,964.92	17,103.65	21,695.58
12/2023	20,152.46	19,278.23	27,398.84
12/2024	21,896.39	21,797.91	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$632,435
# of Portfolio Holdings (Derivatives not included, if applicable)	101
Portfolio Turnover Rate	57%
Net Investment Advisory Fees Paid (000's)	$4,483

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Mid Cap Value Portfolio	8.65%	7.42%	8.15%
Russell MidCap® Value Index	13.07%	8.59%	8.10%
S&P 500® Index	25.02%	14.53%	13.10%

The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Zimmer Biomet Holdings, Inc.	3.0%
Henry Schein, Inc.	2.0%
Enterprise Products Partners LP	2.0%
Conagra Brands, Inc.	1.9%
Edison International	1.8%
U.S. Bancorp	1.8%
Truist Financial Corp.	1.7%
Willis Towers Watson PLC	1.7%
Northern Trust Corp.	1.6%
Norfolk Southern Corp.	1.6%

Sector Weightings (% of net assets)

% Weighting
Health Care
17.5%
Financials
16.6%
Industrials
14.7%
Consumer Staples
11.8%
Utilities
10.9%
Real Estate
7.6%
Energy
5.6%
Information Technology
5.5%
Materials
3.3%
Consumer Discretionary
2.6%
Communication Services
0.9%
Short-Term Investments & Other Net Assets
3.0%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	3.0%
Communication Services	0.9%
Consumer Discretionary	2.6%
Materials	3.3%
Information Technology	5.5%
Energy	5.6%
Real Estate	7.6%
Utilities	10.9%
Consumer Staples	11.8%
Industrials	14.7%
Financials	16.6%
Health Care	17.5%

Material Portfolio Changes

Effective 5/1/2024, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver.  This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

MID CAP VALUE PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

MULTI-SECTOR BOND PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Multi-Sector Bond Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Bond Portfolio	$77	0.75%

How did the Portfolio perform last year?

The Portfolio returned 6.42% for the year ended 12/31/2024, outperforming the strategy index: 1/3 each: Bloomberg® Global Aggregate — Credit Component ex Emerging Markets, Hedged USD; ICE BofA® Global High Yield BB-B Rated Constrained Developed Markets Index, Hedged USD; JP Morgan® EMBI Global (the "Blended Portfolio Benchmark") which returned 5.65%. The largest contributor was tactical exposure to securitized credit, particularly U.S., non-agency residential mortgage-backed securities. Positioning within emerging markets, particularly within Europe and Latin America, also contributed. The primary detractor from performance was duration positioning.

The change in U.S. leadership increases global economic uncertainty in 2025. Inflation risks in the U.S. and recession risks in many non-U.S. economies have both increased. Across developed markets, the Portfolio Management ("PM") Team expects inflation to continue converging toward target levels, enabling developed market central banks to cut interest rates. The PM Team expects 50 to 150 basis points of developed market central bank rate cuts in 2025, depending on the region. Markets are pricing in terminal policy rates for global central bank easing cycles that appear high relative to our baseline outlook. In the U.S., intermediate maturity yields look attractive relative to our long-term 0%–1% neutral real interest rate baseline. There is significant near-term potential for lower central bank rates outside the U.S. in the event of more aggressive U.S. trade policies that weaken global growth and weigh on commodity prices. Over the longer-term, the PM Team still expects yield curves to gradually steepen, driven by central bank easing and a continuation of the recent rise in term premium amid concerns about elevated sovereign debt. However, the PM Team sees scope for some cyclical flattening in the U.S. due to the possibility of delayed Fed cutting amid potential near-term inflationary pressures and marginal deficit improvement.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Multi-Sector Bond Portfolio	Blended Portfolio Benchmark (as defined above)	Bloomberg® Global Credit Hedged USD Index	Bloomberg® Global Aggregate Index
12/2014	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2015	9,777.95	9,989.12	9,979.88	9,684.58
12/2016	10,862.40	10,966.06	10,712.01	9,886.54
12/2017	11,772.97	11,765.41	11,343.10	10,617.70
12/2018	11,619.70	11,503.21	11,251.26	10,490.44
12/2019	13,251.09	13,077.32	12,610.10	11,207.81
12/2020	14,063.18	13,903.69	13,559.59	12,238.63
12/2021	14,052.46	14,026.15	13,504.05	11,662.54
12/2022	11,889.70	12,143.96	11,647.50	9,767.59
12/2023	13,043.91	13,460.46	12,737.81	10,325.72
12/2024	13,881.37	14,221.01	13,307.24	10,151.36

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,305,012
# of Portfolio Holdings (Derivatives not included, if applicable)	982
Portfolio Turnover Rate	34%
Net Investment Advisory Fees Paid (000's)	$8,454

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Multi-Sector Bond Portfolio	6.42%	0.93%	3.33%
Blended Portfolio Benchmark (as defined above)	5.65%	1.69%	3.58%
Bloomberg® Global Credit Hedged USD Index	4.47%	1.08%	2.90%
Bloomberg® Global Aggregate Index	-1.69%	-1.96%	0.15%

The Portfolio has added the Bloomberg® Global Aggregate Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Uniform Mortgage Backed Security TBA, Various	8.7%
Citigroup Global Markets, Inc. Repurchase Agreement, Various	4.4%
US Treasury, Various	4.3%
Federal Home Loan Mortgage Corp., Various	3.2%
Saudi International Bond, Various	1.4%
Petroleos Mexicanos, Various	1.2%
Bank of Nova Scotia Repurchase Agreement, 3.27%, 1/3/25	1.1%
Argentine Republic Government International Bond, Various	1.1%
European Union, 3%, 12/4/34	1.1%
United Mexican States, Various	0.9%

Asset Type Weightings (% of net assets)

% Weighting
Corporate Bonds
45.3%
Structured Products
32.9%
Governments
21.4%
Bank Loan Obligations
3.6%
Municipal Bonds
0.4%
Common Stocks
0.1%
Short-Term Investments & Other Net Assets
-3.7%
-10
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	-3.7%
Common Stocks	0.1%
Municipal Bonds	0.4%
Bank Loan Obligations	3.6%
Governments	21.4%
Structured Products	32.9%
Corporate Bonds	45.3%

Material Portfolio Changes

Effective 5/1/2024, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

MULTI-SECTOR BOND PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

RESEARCH INTERNATIONAL CORE PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Research International Core Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Research International Core Portfolio	$73	0.72%

How did the Portfolio perform last year?

For the year ended 12/31/2024, the Portfolio provided a total return of 3.25%. This compares with a return of 5.53% for the portfolio's strategy index, the MSCI® All Country World (ex-US) Index (Net). On aggregate, sector allocation and position weightings relative to the benchmark held back relative returns. Specifically, security selection in both the Information Technology and Consumer Discretionary sectors detracted from relative returns. During the reporting period, the Portfolio's relative currency exposure, resulting primarily from differences between the Portfolio's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was also a contributor to relative performance. Conversely, security selection in the Industrials sector, such as overweight positions in Hitachi, Ltd., NatWest Group PLC and Schneider Electric SE, contributed to relative returns.

Moderating inflation allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the U.S. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the U.S. remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at its property sector and the finances of highly indebted local governments. Labor markets loosened modestly, particularly in the U.S., brightening the inflation outlook as economic growth remained solid. Global equity markets reached record levels as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over AI adoption and continued healthy earnings growth. Global bond yields climbed on the back of the U.S. election result, resilient economic growth and concerns that global disinflationary progress may have stalled.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Research International Core Portfolio	MSCI EAFE® Index (Net)	MSCI® All Country World (ex-US) Index (Net)
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,888.81	9,918.59	9,433.79
12/2016	9,777.88	10,017.79	9,857.87
12/2017	12,536.21	12,525.67	12,538.37
12/2018	10,823.40	10,798.35	10,758.52
12/2019	13,881.41	13,175.55	13,072.81
12/2020	15,750.33	14,205.33	14,465.31
12/2021	17,651.49	15,805.33	15,597.09
12/2022	14,622.45	13,521.19	13,101.08
12/2023	16,515.70	15,987.16	15,146.93
12/2024	17,052.65	16,598.38	15,985.17

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$858,304
# of Portfolio Holdings (Derivatives not included, if applicable)	110
Portfolio Turnover Rate	21%
Net Investment Advisory Fees Paid (000's)	$5,947

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Research International Core Portfolio	3.25%	4.20%	5.48%
MSCI EAFE® Index (Net)	3.82%	4.73%	5.20%
MSCI® All Country World (ex-US) Index (Net)	5.53%	4.10%	4.80%

The Portfolio has added the MSCI® All Country World (ex-US) Index (Net) as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Schneider Electric SE	3.6%
Linde PLC	2.8%
Roche Holding AG	2.5%
Hitachi, Ltd.	2.5%
Novo Nordisk A/S - Class B	2.4%
Nestle SA	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.9%
NatWest Group PLC	1.7%
ASML Holding NV	1.6%
Barclays PLC	1.6%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.4%
Real Estate	0.6%
Utilities	2.6%
Communication Services	2.7%
Energy	4.2%
Consumer Staples	7.5%
Materials	8.2%
Consumer Discretionary	8.7%
Information Technology	9.8%
Health Care	11.4%
Industrials	18.6%
Financials	22.3%

Country Weightings (% of net assets)

Value	Value
Other	27.1%
Germany	5.2%
Netherlands	6.5%
France	7.3%
United Kingdom	12.1%
Japan	19.0%
United States	22.8%

Material Portfolio Changes

Effective 5/1/2024, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

RESEARCH INTERNATIONAL CORE PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

SELECT BOND PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Select Bond Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Portfolio	$31	0.31%

How did the Portfolio perform last year?

For the year ended 12/31/2024, the Portfolio outperformed the strategy index, the Bloomberg® U.S. Aggregate Bond Index, return of 1.25%. Agency mortgages were the largest contributors to performance in 2024, with security selection and positioning being the main drivers. The dynamic sector overweight also contributed. All mortgage subsectors contributed positively, the largest being the collateralized mortgage obligations subsector. Security selection in credit was a notable contributor to performance. Positioning across the banks and communications subsectors led contributions. Positioning across the local governments, other financials, and insurance subsectors led detractors. In structured products, a sector overweight to the asset-backed security (ABS) sector contributed to performance, specifically in auto, private credit student loan, Federal Family Education Loan Program student loan, device payment plan, auto dealer floorplan. Holdings of certain shorter credit card ABS were small detractors on a risk-adjusted basis. Security selection within the commercial mortgage-backed security (CMBS) sector was a small contributor. An underweight to CMBS detracted from performance.

Consistent with the bottom-up investment process, the Portfolio maintains a neutral duration. Security selection opportunities remain available across spread sectors. As spreads rallied into year-end, the Portfolio Management ("PM") Team tempered risk in consumer ABS and moved to a tactical neutral in credit ahead of expected strong issuance in the first quarter. Agency mortgages appear attractive given interest rate volatility, with credit spreads looking increasingly tight in comparison. Trading opportunities for better-quality corporate and securitized credits should become more abundant in an increasingly dynamic environment. The PM Team remains agile and stand ready to take advantage of security selection opportunities where they arise.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Select Bond Portfolio	Bloomberg® U.S. Aggregate Bond Index
12/2014	$10,000.00	$10,000.00
12/2015	10,053.03	10,054.99
12/2016	10,360.38	10,321.17
12/2017	10,731.63	10,686.73
12/2018	10,708.76	10,687.93
12/2019	11,635.04	11,619.59
12/2020	12,679.91	12,491.81
12/2021	12,478.72	12,299.22
12/2022	10,815.14	10,699.06
12/2023	11,484.45	11,290.58
12/2024	11,687.00	11,431.74

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$2,804,436
# of Portfolio Holdings (Derivatives not included, if applicable)	994
Portfolio Turnover Rate	234%
Net Investment Advisory Fees Paid (000's)	$8,434

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Select Bond Portfolio	1.76%	0.09%	1.57%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	23.8%
Federal National Mortgage Association, Various	16.7%
Federal Home Loan Mortgage Corp., Various	6.4%
Government National Mortgage Association TBA, Various	2.6%
Uniform Mortgage Backed Security TBA, 5.5%, 1/15/55	2.1%
Government National Mortgage Association, Various	1.0%
Morgan Stanley, Various	0.9%
Wells Fargo & Co., Various	0.8%
AbbVie, Inc., Various	0.7%
Broadcom, Inc., Various	0.7%

Asset Type Weightings (% of net assets)

% Weighting
Structured Products
Governments
Corporate Bonds
Municipal Bonds
Short-Term Investments & Other Net Assets
54.0%
25.1%
22.6%
0.3%
-2.0%
-10
0
10
20
30
40
50
60

Value	Value
Short-Term Investments & Other Net Assets	-2.0%
Municipal Bonds	0.3%
Corporate Bonds	22.6%
Governments	25.1%
Structured Products	54.0%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SELECT BOND PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

SHORT-TERM BOND PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Short-Term Bond Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Portfolio	$41	0.40%

How did the Portfolio perform last year?

The Portfolio generated positive returns for the year ended 12/31/2024, and outperformed its strategy index, the Bloomberg® 1–3 Year U.S. Government/Credit Bond Index. Sector allocation contributed to outperformance, aided by out-of-benchmark allocations to the securitized sectors, including residential mortgage-backed securities, asset-backed securities (ABS), collateralized loan obligations (CLO’s) and commercial mortgage-backed securities. Securitized debt performed well as the overall trajectory of spreads trended tighter, and yields remained desirable through a large portion of 2024. The portfolio manager continued to see value added in the shorter-duration ABS sector and remain constructive on CLO’s. An overweight to investment-grade corporate bonds and a corresponding underweight to U.S. Treasurys helped relative performance. Interest rate management contributed, aided by average duration positioning. The Portfolio’s duration was largely neutral versus the benchmark throughout the period, which benefited returns when rates decreased. That said, the portfolio manager strategically shifted into a longer-duration positioning when rates increased, contributing to returns.

With employment data appearing to cool, paired with warmer inflation data, the Fed will have to carefully navigate its dual mandate. Our base case scenario for Fed rate cuts includes two 25 basis point cuts in 2025 with a terminal rate of 4.00%. While the Portfolio Management ("PM") Team has reduced risk in response to the increased volatility rate seen throughout the fourth quarter, the PM Team continues to look for an opportunity to add defensive yield to the Portfolio. Our shift lower in risk positioning reflected our belief that valuations are more than fully priced in an uncertain outlook.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Short-Term Bond Portfolio	Bloomberg® 1-3 Year U.S. Government/ Credit Bond Index	Bloomberg® U.S. Aggregate Bond Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	10,071.57	10,065.39	10,054.99
12/2016	10,240.05	10,194.45	10,321.17
12/2017	10,375.98	10,280.55	10,686.73
12/2018	10,516.60	10,444.88	10,687.93
12/2019	10,977.72	10,865.78	11,619.59
12/2020	11,449.13	11,228.01	12,491.81
12/2021	11,438.14	11,174.89	12,299.22
12/2022	10,921.63	10,762.91	10,699.06
12/2023	11,496.22	11,259.35	11,290.58
12/2024	12,075.19	11,749.73	11,431.74

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$390,253
# of Portfolio Holdings (Derivatives not included, if applicable)	805
Portfolio Turnover Rate	116%
Net Investment Advisory Fees Paid (000's)	$1,256

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Short-Term Bond Portfolio	5.04%	1.92%	1.90%
Bloomberg® 1-3 Year U.S. Government/ Credit Bond Index	4.36%	1.58%	1.63%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Portfolio has added the Bloomberg® U.S. Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	23.2%
Federal National Mortgage Association, Various	4.4%
Federal Home Loan Mortgage Corp., Various	1.0%
SBA Tower Trust, Various	0.9%
CVS Health Corp., Various	0.9%
Government National Mortgage Association, Various	0.8%
Crown Castle, Inc., Various	0.7%
JPMorgan Chase & Co., Various	0.7%
Athene Global Funding, Various	0.6%
HSBC Holdings PLC, Various	0.6%

Asset Type Weightings (% of net assets)

% Weighting
Corporate Bonds
41.3%
Structured Products
31.8%
Governments
24.0%
Short-Term Investments & Other Net Assets
2.9%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	2.9%
Governments	24.0%
Structured Products	31.8%
Corporate Bonds	41.3%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SHORT-TERM BOND PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

SMALL CAP GROWTH STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Small Cap Growth Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Stock Portfolio	$60	0.56%

How did the Portfolio perform last year?

The Portfolio returned 13.18% for the year ended 12/31/2024, underperforming the strategy index, the Russell 2000® Growth Index, which returned 15.15%. Security selection was the primary detractor from relative underperformance driven by weak security selection in Information Technology, Communication Services, and Consumer Discretionary. Sector allocation, a result of the team’s bottom-up stock selection process, modestly contributed to relative performance. The Portfolio’s overweight allocation to Information Technology, a lack of exposure to Utilities, and an underweight to Energy contributed to relative performance, while an underweight to Consumer Staples and overweights to Health Care and Consumer Discretionary detracted. Top individual detractors from relative performance included underweight positions in Super Micro Computer, Inc. and MicroStrategy and not owning Sprouts Farmers Market, Inc. Top individual contributors to relative performance were overweight positions in FTAI Aviation, Ltd. and RadNet, Inc. and an out-of-benchmark position in Freshpet, Inc.

The new Donald Trump administration has brought a mix of exuberance and skepticism to the markets. Investors are balancing a surge in sentiment against the looming threat of tariffs across various sectors as well as other possibly inflationary policies such as restrictive immigration and deportations. However, with a more accommodative regulatory environment, the team anticipates increased M&A activity, which should benefit financial facilitators, as well as those companies which are most adept at using this opportunity for astute capital allocation. As always, our focus remains on the long term and companies with improving quality.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Small Cap Growth Stock Portfolio	Russell 2000® Growth Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	10,031.76	9,861.84	10,138.38
12/2016	11,260.57	10,978.01	11,350.92
12/2017	13,693.68	13,411.46	13,829.00
12/2018	12,090.69	12,163.14	13,222.71
12/2019	16,406.18	15,627.63	17,386.06
12/2020	21,897.64	21,039.83	20,584.89
12/2021	22,796.85	21,636.26	26,493.86
12/2022	16,302.23	15,933.49	21,695.58
12/2023	19,294.73	18,906.42	27,398.84
12/2024	21,837.46	21,771.55	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$733,031
# of Portfolio Holdings (Derivatives not included, if applicable)	159
Portfolio Turnover Rate	68%
Net Investment Advisory Fees Paid (000's)	$3,833

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Small Cap Growth Stock Portfolio	13.18%	5.89%	8.12%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

FTAI Aviation, Ltd.	2.2%
Chart Industries, Inc.	1.6%
Applied Industrial Technologies, Inc.	1.4%
Ensign Group, Inc.	1.3%
Verra Mobility Corp.	1.3%
Fluor Corp.	1.3%
StepStone Group, Inc. - Class A	1.3%
SPX Technologies, Inc.	1.2%
Cabot Corp.	1.1%
JBT Marel Corp.	1.1%

Sector Weightings (% of net assets)

% Weighting
Health Care
Industrials
Information Technology
Consumer Discretionary
Financials
Materials
Consumer Staples
Real Estate
Energy
Investment Companies
Communication Services
Short-Term Investments & Other Net Assets
24.5%
24.1%
19.7%
10.0%
8.3%
4.0%
3.0%
2.5%
2.3%
0.6%
0.4%
0.6%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	0.6%
Communication Services	0.4%
Investment Companies	0.6%
Energy	2.3%
Real Estate	2.5%
Consumer Staples	3.0%
Materials	4.0%
Financials	8.3%
Consumer Discretionary	10.0%
Information Technology	19.7%
Industrials	24.1%
Health Care	24.5%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SMALL CAP GROWTH STOCK PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

SMALL CAP VALUE PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

This annual shareholder report contains important information about the Small Cap Value Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Portfolio	$92	0.87%

How did the Portfolio perform last year?

The Portfolio outperformed its benchmark, the Russell 2000® Value Index, during the year ended 12/31/2024. The Consumer Discretionary sector was a significant contributor to relative results, driven by stock choices. Shares of Cava, the largest Mediterranean restaurant company in the U.S., advanced on several consecutive beat-and-raise quarters, highlighting industry-leading traffic growth. Stock selection in the Energy sector also boosted relative results. Conversely, the Health Care sector detracted significantly from relative performance, due to unfavorable stock choices. Health Care equipment company QuidelOrtho Corp. plunged early in 2024 after the company posted quarterly results that came in well below expectations, driven primarily by weaker-than-expected revenues in the company’s respiratory business. Headwinds from a “COVID-off” overhang, along with some execution issues leading to a CEO change, also persisted. Unfavorable stock selection in the Materials sector also weighed on relative performance.

Longer-term U.S. Treasury yields rose due to concerns that President Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the Fed’s ability to reduce short-term rates. This backdrop is particularly relevant to our asset class, with small-cap and value names largely represented in interest rate sensitive sectors like Financials, Real Estate, and Utilities. However, the evolving landscape can also generate opportunities to identify when great businesses have been mispriced in the market. Regardless of what lies ahead, the Portfolio Management Team remains confident in our bottom-up stock selection process and continue to approach our opportunity set with a focus on long-term investment horizons and best-in-class businesses that are trading at attractive valuations.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to the Portfolio's strategy index/(indices) (as applicable) and a broad-based index.

Total Return Based on a $10,000 Investment

Date	Small Cap Value Portfolio	Russell 2000® Value Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,455.19	9,253.11	10,138.38
12/2016	12,517.97	12,190.13	11,350.92
12/2017	13,976.60	13,145.59	13,829.00
12/2018	12,197.48	11,454.54	13,222.71
12/2019	15,355.45	14,019.67	17,386.06
12/2020	16,781.31	14,669.38	20,584.89
12/2021	20,641.13	18,816.47	26,493.86
12/2022	16,815.46	16,091.21	21,695.58
12/2023	19,144.54	18,448.02	27,398.84
12/2024	21,127.59	19,933.93	34,253.95

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$578,679
# of Portfolio Holdings (Derivatives not included, if applicable)	195
Portfolio Turnover Rate	32%
Net Investment Advisory Fees Paid (000's)	$4,832

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Small Cap Value Portfolio	10.36%	6.59%	7.77%
Russell 2000® Value Index	8.05%	7.29%	7.14%
S&P 500® Index	25.02%	14.53%	13.10%

The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Pinnacle Financial Partners, Inc.	2.0%
PennyMac Financial Services, Inc.	1.6%
Columbia Banking System, Inc.	1.4%
Houlihan Lokey, Inc.	1.3%
Matador Resources Co.	1.2%
SouthState Corp.	1.1%
FB Financial Corp.	1.1%
TechnipFMC PLC	1.1%
Apple Hospitality REIT, Inc.	1.0%
Texas Capital Bancshares, Inc.	1.0%

Sector Weightings (% of net assets)

% Weighting
Financials
28.0%
Industrials
14.0%
Real Estate
10.4%
Consumer Discretionary
9.7%
Energy
7.7%
Health Care
7.6%
Information Technology
6.0%
Utilities
5.2%
Materials
4.2%
Consumer Staples
2.2%
Communication Services
1.8%
Short-Term Investments & Other Net Assets
3.2%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	3.2%
Communication Services	1.8%
Consumer Staples	2.2%
Materials	4.2%
Utilities	5.2%
Information Technology	6.0%
Health Care	7.6%
Energy	7.7%
Consumer Discretionary	9.7%
Real Estate	10.4%
Industrials	14.0%
Financials	28.0%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SMALL CAP VALUE PORTFOLIO

December 31, 2024

ANNUAL SHAREHOLDER REPORT

REPORT ON FORM N-CSR
RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

(b)   Not applicable.

Item 2.                        Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer and principal accounting officer or controller.

An amendment was made to the code of ethics describing updates to the Registrant’s principal financial officer and principal accounting officer. A copy of the Registrant’s code of ethics is filed herewith.

Item 3.                        Audit Committee Financial Expert.

The Registrant's board of directors has determined that the Registrant has three audit committee financial experts serving on its audit committee. The names of the audit committee financial experts are Gail L. Hanson, William Gerber and Elizabeth Levy-Navarro. Each of the audit committee financial experts is independent.

Item 4.                        Principal Accountant Fees and Services.

a) Audit Fees
Audit Fees and Expenses of Registrant          2023                2024
$894,610         $939,370
(b) Audit Related Fees
Audit-Related Fees and Expenses of
Registrant                                                        2023                2024
                                                                        $ 0                   $ 0

(c) Tax Fees                                                    2023                2024
$93,130           $97,890
Review of dividend declarations
Review of excise tax calculations
Non-U.S. tax compliance

(d) All Other Fees                                           2023                2024
$ 0                   $ 0

(e)(1) It is the audit committee's policy to pre-approve all audit and non-audit service engagements for the Registrant; and any non-audit service engagement of the Registrant's auditor by (1) the Registrant's investment adviser and (2) any other entity in a control relationship with the investment adviser that provides ongoing services to the Registrant if, in each of (1) and (2) above, the non-audit service engagement relates directly to the operations and financial reporting of the Registrant. (2) Not applicable.

(f) Not applicable.

(g) Aggregate non-audit fees of Registrant,
Registrant’s investment adviser, and
related service providers                                 2023                2024
$193,530         $1,213,939
(h) The Registrant's audit committee has considered whether the auditor's provision of non-audit services to the Registrant's investment adviser and related service providers is compatible with the auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.                        Investments.

(a)   The Schedule of Investments are included within the Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

(b)   Not applicable.

Item 7.            Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements and Other Information
December 31, 2024
Northwestern Mutual Series Fund, Inc.
A Series Fund Offering 27 Portfolios
Growth Stock Portfolio
Focused Appreciation Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Domestic Equity Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value Portfolio
Small Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
Research International Core Portfolio
International Equity Portfolio
Emerging Markets Equity Portfolio
Government Money Market Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Inflation Protection Portfolio
High Yield Bond Portfolio
Multi-Sector Bond Portfolio
Balanced Portfolio
Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.
Table of Contents
Schedule of Investments
Growth Stock Portfolio
.............................................................................
3
Focused Appreciation Portfolio
......................................................................
5
Large Cap Core Stock Portfolio
......................................................................
6
Large Cap Blend Portfolio
...........................................................................
8
Index 500 Stock Portfolio
...........................................................................
10
Large Company Value Portfolio
......................................................................
16
Domestic Equity Portfolio
...........................................................................
18
Equity Income Portfolio
............................................................................
19
Mid Cap Growth Stock Portfolio
.....................................................................
21
Index 400 Stock Portfolio
...........................................................................
24
Mid Cap Value Portfolio
............................................................................
29
Small Cap Growth Stock Portfolio
....................................................................
32
Index 600 Stock Portfolio
...........................................................................
35
Small Cap Value Portfolio
...........................................................................
42
International Growth Portfolio
......................................................................
45
Research International Core Portfolio
................................................................
47
International Equity Portfolio
.......................................................................
50
Emerging Markets Equity Portfolio
...................................................................
54
Government Money Market Portfolio
................................................................
56
Short-Term Bond Portfolio
..........................................................................
59
Select Bond Portfolio
...............................................................................
76
Long-Term U.S. Government Bond Portfolio
...........................................................
94
Inflation Protection Portfolio
........................................................................
98
High Yield Bond Portfolio
...........................................................................
104
Multi-Sector Bond Portfolio
.........................................................................
112
Balanced Portfolio
.................................................................................
139
Asset Allocation Portfolio
...........................................................................
141
Statements of Assets and Liabilities
.......................................................................
143
Statements of Operations
...............................................................................
149
Statements of Changes in Net Assets
.....................................................................
155
Statement of Cash Flows
................................................................................
164
Financial Highlights
.....................................................................................
165
Notes to Financial Statements
...........................................................................
172
Report of Independent Registered Public Accounting Firm
...................................................
195
Abbreviations
..........................................................................................
197
Approval and Continuance of Investment Advisory and Sub-Advisory Agreements
..............................
198
Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio
Common Stocks
( 99.8% )
Shares/
Par
+
Value
$ (000's)
Communication Services (16.6%)
Alphabet, Inc. - Class A  90,053 17,047
Alphabet, Inc. - Class C  493,908 94,060
Meta Platforms, Inc.
- Class  A  112,170 65,677
Netflix, Inc. * 34,724 30,950
Sea, Ltd., ADR * 47,625 5,053
T-Mobile US, Inc.  68,149 15,042
Total 227,829
Consumer Discretionary (18.5%)
Amazon.com, Inc. * 596,840 130,941
Booking Holdings, Inc.  2,868 14,249
Carvana Co. * 126,274 25,679
Chipotle Mexican Grill,
Inc. * 223,557 13,481
DoorDash, Inc.
- Class  A * 33,258 5,579
Lululemon Athletica,
Inc. * 7,088 2,711
NIKE, Inc. - Class B  4,472 338
Ross Stores, Inc.  45,407 6,869
Tesla, Inc. * 118,275 47,764
The TJX Cos., Inc.  51,917 6,272
Total 253,883
Consumer Staples (0.9%)
Colgate-Palmolive Co.  55,000 5,000
Dollar General Corp.  9,345 709
Mondelez International,
Inc. - Class A  41,200 2,461
The Procter & Gamble
Co.  24,900 4,174
Total 12,344
Energy (0.2%)
Schlumberger, Ltd.  76,496 2,933
Total 2,933
Financials (9.4%)
Adyen NV, ADR * 177,828 2,607
The Charles Schwab
Corp.  62,608 4,634
Chubb, Ltd.  51,465 14,220
Fiserv, Inc. * 17,415 3,577
The Goldman Sachs
Group, Inc.  11,417 6,538
Marsh & McLennan
Cos., Inc.  27,979 5,943
Mastercard, Inc. -
Class A  66,627 35,084
Morgan Stanley  54,315 6,828
MSCI, Inc.  432 259
S&P Global, Inc.  12,062 6,007
Visa, Inc. - Class A  135,585 42,850
Total 128,547
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Health Care (9.0%)
AstraZeneca PLC, ADR  13,814 905
Danaher Corp.  43,659 10,022
Elevance Health, Inc.  9,542 3,520
Eli Lilly & Co.  57,166 44,132
Humana, Inc.  14,012 3,555
Intuitive Surgical, Inc. * 45,922 23,970
Stryker Corp.  21,044 7,577
Thermo Fisher
Scientific, Inc.  18,057 9,394
UnitedHealth Group,
Inc.  39,893 20,180
Zoetis, Inc.  1,792 292
Total 123,547
Industrials (1.8%)
Cintas Corp.  16,020 2,927
GE Vernova, Inc.  11,538 3,795
General Electric Co.  56,739 9,463
Old Dominion Freight
Line, Inc.  21,722 3,832
TransDigm Group, Inc.  3,031 3,841
Veralto Corp.  8,620 878
Total 24,736
Information Technology (41.8%)
Advanced Micro
Devices, Inc. * 8,011 968
Apple, Inc.  474,049 118,711
ASML Holding NV  16,790 11,637
Atlassian Corp.
- Class A * 4,206 1,024
BILL Holdings, Inc. * 26,919 2,280
Broadcom, Inc.  116,800 27,079
Confluent, Inc.
- Class A * 37,492 1,048
CrowdStrike Holdings,
Inc. - Class A * 11,371 3,891
Datadog, Inc.
- Class A * 17,318 2,475
Fortinet, Inc. * 1,410 133
Intuit, Inc.  15,132 9,510
Lam Research Corp.  6,470 467
Microsoft Corp.  290,699 122,530
MongoDB, Inc. * 5,987 1,394
Monolithic Power
Systems, Inc.  10,020 5,929
NVIDIA Corp.  1,362,444 182,963
Roper Technologies,
Inc.  14,886 7,739
ServiceNow, Inc. * 32,625 34,586
Shopify, Inc. - Class A * 104,618 11,124
Snowflake, Inc.
- Class A * 1,328 205
Synopsys, Inc. * 24,613 11,946
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Taiwan Semiconductor
Manufacturing Co.,
Ltd., ADR  34,540 6,821
TE Connectivity PLC  38,836 5,552
Texas Instruments, Inc.  10,773 2,020
Total 572,032
Materials (0.8%)
Linde PLC  12,273 5,138
The Sherwin-Williams
Co.  16,271 5,531
Total 10,669
Utilities (0.8%)
Constellation Energy
Corp.  46,493 10,401
Total 10,401
Total Common Stocks
(Cost: $616,543) 1,366,921
Total Investments (99.8%)
(Cost: $616,543)
@
1,366,921
Other Assets, Less
Liabilities (0.2%) 2,603
Net Assets (100.0%) 1,369,524

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $624,951 and the net unrealized appreciation of investments based on that cost was $741,970 which is comprised of $758,931 aggregate gross unrealized appreciation and
$16,961 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,366,921 $ — $ —
Total Assets:
$ 1,366,921 $ — $ —

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio
Common Stocks
( 98 .9% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 22 .2% )
Alphabet, Inc. - Class A  368,300 69,719
Alphabet, Inc. - Class C  122,361 23,303
Meta Platforms, Inc. -
Class A  187,348 109,694
Netflix, Inc. * 99,348 88,551
The Walt Disney Co.  364,196 40,553
Total 331,820
Consumer Discretionary ( 19 .7% )
Alibaba Group Holding,
Ltd., ADR  118,691 10,064
Amazon.com, Inc. * 441,571 96,876
NIKE, Inc. - Class B  169,953 12,860
Starbucks Corp.  241,690 22,054
Tesla, Inc. * 329,935 133,241
Yum China Holdings,
Inc.  116,036 5,590
Yum! Brands, Inc.  99,173 13,305
Total 293,990
Consumer Staples ( 2 .3% )
Monster Beverage
Corp. * 651,998 34,269
Total 34,269
Common Stocks
(98.9%)
Shares/
Par
+
Value
$ (000’s)
Financials ( 9 .3% )
Block, Inc. - Class A * 182,175 15,483
FactSet Research
Systems, Inc.  37,757 18,134
PayPal Holdings, Inc. * 165,215 14,101
SEI Investments Co.  215,080 17,740
Visa, Inc. - Class A  234,491 74,108
Total 139,566
Health Care ( 11 .6% )
Illumina, Inc. * 107,239 14,330
Intuitive Surgical, Inc. * 43,750 22,836
Novartis AG, ADR  143,311 13,946
Novo Nordisk A/S, ADR  302,335 26,007
Regeneron
Pharmaceuticals,
Inc. * 39,969 28,471
Roche Holding AG,
ADR  326,001 11,371
Thermo Fisher
Scientific, Inc.  33,362 17,356
Vertex
Pharmaceuticals,
Inc. * 97,666 39,330
Total 173,647
Common Stocks
(98.9%)
Shares/
Par
+
Value
$ (000’s)
Industrials ( 5 .9% )
The Boeing Co. * 364,615 64,537
Deere & Co.  17,671 7,487
Expeditors International
of Washington, Inc.  143,295 15,873
Total 87,897
Information Technology ( 27 .9% )
Autodesk, Inc. * 144,520 42,716
Microsoft Corp.  150,584 63,471
NVIDIA Corp.  887,060 119,123
Oracle Corp.  428,514 71,408
QUALCOMM, Inc.  138,725 21,311
Salesforce, Inc.  145,091 48,508
Shopify, Inc. - Class A * 350,927 37,314
Workday, Inc. -
Class A * 50,351 12,992
Total 416,843
Total Common Stocks
(Cost: $696,638) 1,478,032
Total Investments (98.9%)
(Cost: $696,638)
@
1,478,032
Other Assets, Less
Liabilities (1.1%) 15,781
Net Assets (100.0%) 1,493,813
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $704,952 and the net unrealized appreciation of investments based on that cost was $773,080 which is comprised of $803,402 aggregate gross unrealized appreciation and
$30,322 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,478,032 $ — $ —
Total Assets:
$ 1,478,032 $ — $ —

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio
Common Stocks
( 99 .3% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 8 .8% )
Alphabet, Inc. - Class A  193,312 36,594
Meta Platforms, Inc. -
Class A  8,058 4,718
Netflix, Inc. * 9,659 8,609
Omnicom Group, Inc.  56,441 4,856
Spotify Technology
SA * 3,984 1,783
T-Mobile US, Inc.  46,263 10,212
Total 66,772
Consumer Discretionary ( 11 .4% )
Amazon.com, Inc. * 190,063 41,698
Chipotle Mexican Grill,
Inc. * 91,976 5,546
Domino's Pizza, Inc.  4,740 1,990
eBay, Inc.  6,888 427
Flutter Entertainment
PLC * 7,742 2,001
Lennar Corp. - Class A  12,914 1,761
Marriott International,
Inc. - Class A  19,670 5,487
O'Reilly Automotive,
Inc. * 1,684 1,997
Pool Corp.  9,719 3,313
Royal Caribbean
Cruises, Ltd.  17,268 3,983
Starbucks Corp.  58,525 5,340
Tesla, Inc. * 13,127 5,301
The TJX Cos., Inc.  53,610 6,477
Tractor Supply Co.  15,453 820
Total 86,141
Consumer Staples ( 3 .7% )
The Coca-Cola Co.  89,621 5,580
Haleon PLC, ADR  521,471 4,975
Keurig Dr. Pepper, Inc.  34,070 1,094
Performance Food
Group Co. * 11,926 1,009
Philip Morris
International, Inc.  42,545 5,120
Unilever PLC, ADR  90,299 5,120
US Foods Holding
Corp. * 72,815 4,912
Total 27,810
Energy ( 4 .0% )
EQT Corp.  34,900 1,609
Exxon Mobil Corp.  126,001 13,554
Marathon Petroleum
Corp.  27,991 3,905
Shell PLC, ADR  115,626 7,244
Targa Resources Corp.  24,147 4,310
Total 30,622
Financials ( 12 .3% )
American Express Co.  25,600 7,598
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
American International
Group, Inc.  82,808 6,028
Arch Capital Group,
Ltd.  22,884 2,113
Ares Management
Corp. - Class A  58,902 10,427
Berkshire Hathaway,
Inc. - Class B * 39,370 17,846
Block, Inc. - Class A * 47,036 3,998
Citizens Financial
Group, Inc.  97,397 4,262
Everest Group, Ltd.  12,792 4,637
KKR & Co., Inc.  55,468 8,204
Marsh & McLennan
Cos., Inc.  11,464 2,435
Nasdaq, Inc.  70,129 5,422
Wells Fargo & Co.  283,464 19,910
Total 92,880
Health Care ( 11 .4% )
AbbVie, Inc.  24,595 4,370
Agilent Technologies,
Inc.  27,125 3,644
Align Technology, Inc. * 1,507 314
Alnylam
Pharmaceuticals,
Inc. * 1,894 446
Amgen, Inc.  2,990 779
argenx SE, ADR * 1,610 990
AstraZeneca PLC, ADR  34,190 2,240
Boston Scientific
Corp. * 80,995 7,234
Cencora, Inc.  16,082 3,613
Centene Corp. * 16,782 1,017
Danaher Corp.  24,167 5,548
Edwards Lifesciences
Corp. * 66,405 4,916
Elevance Health, Inc.  3,859 1,424
Eli Lilly & Co.  15,447 11,925
Gilead Sciences, Inc.  12,234 1,130
GSK PLC, ADR  76,608 2,591
HCA Healthcare, Inc.  6,301 1,891
Humana, Inc.  4,580 1,162
Intuitive Surgical, Inc. * 9,885 5,160
Labcorp Holdings, Inc.  7,020 1,610
Merck & Co., Inc.  72,989 7,261
Molina Healthcare,
Inc. * 3,519 1,024
Novo Nordisk A/S, ADR  21,967 1,890
Regeneron
Pharmaceuticals,
Inc. * 1,677 1,195
United Therapeutics
Corp. * 2,520 889
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
UnitedHealth Group,
Inc.  18,300 9,257
Vertex
Pharmaceuticals,
Inc. * 6,010 2,420
Total 85,940
Industrials ( 8 .8% )
AerCap Holdings NV  16,136 1,544
The Boeing Co. * 16,735 2,962
Builders FirstSource,
Inc. * 5,029 719
C.H. Robinson
Worldwide, Inc.  81,720 8,443
Clean Harbors, Inc. * 15,042 3,462
Dayforce, Inc. * 57,648 4,188
Deere & Co.  4,275 1,811
Delta Air Lines, Inc.  130,414 7,890
Emerson Electric Co.  15,972 1,979
Fortive Corp.  28,919 2,169
General Dynamics
Corp.  8,783 2,314
IDEX Corp.  14,493 3,033
Ingersoll-Rand, Inc.  13,065 1,182
J.B. Hunt Transport
Services, Inc.  11,225 1,916
Johnson Controls
International PLC  27,786 2,193
RTX Corp.  24,831 2,873
Trane Technologies
PLC  2,628 971
TransUnion  35,233 3,267
Uber Technologies,
Inc. * 115,558 6,971
Vertiv Holdings Co.  25,980 2,952
Waste Connections,
Inc.  20,395 3,499
Total 66,338
Information Technology ( 32 .6% )
Advanced Micro
Devices, Inc. * 5,656 683
Apple, Inc.  204,173 51,129
Atlassian Corp.
- Class A * 9,379 2,283
Broadcom, Inc.  94,557 21,922
Enphase Energy, Inc. * 18,434 1,266
First Solar, Inc. * 5,367 946
Flex, Ltd. * 69,446 2,666
HubSpot, Inc. * 4,985 3,473
Intuit, Inc.  10,665 6,703
KLA Corp.  10,971 6,913
Lam Research Corp.  31,822 2,299
Mastercard, Inc. -
Class A  22,092 11,633

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Microsoft Corp.  108,878 45,892
MongoDB, Inc. * 20,497 4,772
NVIDIA Corp.  397,092 53,326
NXP Semiconductors
NV  28,262 5,874
SAP SE, ADR  18,451 4,543
ServiceNow, Inc. * 12,032 12,755
Synopsys, Inc. * 15,780 7,659
Total 246,737
Materials ( 1 .7% )
Celanese Corp.  23,302 1,613
Crown Holdings, Inc.  13,913 1,150
FMC Corp.  30,248 1,470
Linde PLC  12,898 5,400
Nucor Corp.  7,073 826
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
PPG Industries, Inc.  19,206 2,294
Total 12,753
Real Estate ( 1 .6% )
Camden Property Trust  25,970 3,013
Equinix, Inc.  4,378 4,128
Welltower, Inc.  41,258 5,200
Total 12,341
Utilities ( 3 .0% )
Atmos Energy Corp.  26,268 3,659
NextEra Energy, Inc.  14,413 1,033
PG&E Corp.  383,043 7,730
Sempra  85,070 7,462
Vistra Corp.  22,867 3,153
Total 23,037
Total Common Stocks
(Cost: $585,172) 751,371
Investment Companies
( 0 .3% )
Shares/
Par
+
Value
$ (000's)
Investment Companies ( 0 .3% )
SPDR S&P 500 ETF
Trust  3,592 2,105
Total 2,105
Total Investment Companies
(Cost: $2,164) 2,105
Total Investments (99.6%)
(Cost: $587,336)
@
753,476
Other Assets, Less
Liabilities (0.4%) 3,318
Net Assets (100.0%) 756,794
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $590,130 and the net unrealized appreciation of investments based on that cost was $163,346 which is comprised of $173,937 aggregate gross unrealized appreciation and
$10,591 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 751,371 $ — $ —
Investment Companies 2,105 — —
Total Assets:
$ 753,476 $ — $ —

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio
Common Stocks
( 99 .4% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 6 .4% )
Alphabet, Inc. - Class A  25,361 4,801
Meta Platforms, Inc. -
Class A  10,459 6,124
Total 10,925
Consumer Discretionary ( 12 .4% )
Amazon.com, Inc. * 37,762 8,285
Chipotle Mexican Grill,
Inc. * 28,968 1,747
Lowe's Companies,
Inc.  16,541 4,082
Marriott International,
Inc. - Class A  6,029 1,682
McDonald's Corp.  10,782 3,125
Tesla, Inc. * 5,935 2,397
Total 21,318
Consumer Staples ( 1 .2% )
Mondelez International,
Inc.  34,343 2,051
Total 2,051
Energy ( 4 .8% )
Baker Hughes Co.  108,648 4,457
Exxon Mobil Corp.  35,696 3,840
Total 8,297
Financials ( 11 .7% )
American Express Co.  13,449 3,992
Ameriprise Financial,
Inc.  5,544 2,952
Arthur J. Gallagher &
Co.  9,950 2,824
Corpay, Inc. * 412 139
Morgan Stanley  14,615 1,837
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
The Travelers Cos.,
Inc.  5,458 1,315
U.S. Bancorp  36,416 1,742
Wells Fargo & Co.  75,329 5,291
Total 20,092
Health Care ( 10 .0% )
AbbVie, Inc.  16,209 2,880
Edwards Lifesciences
Corp. * 14,071 1,042
Eli Lilly & Co.  1,547 1,194
Medtronic PLC  21,123 1,687
Regeneron
Pharmaceuticals,
Inc. * 3,981 2,836
Stryker Corp.  7,504 2,702
UnitedHealth Group,
Inc.  6,580 3,329
Vertex
Pharmaceuticals,
Inc. * 3,928 1,582
Total 17,252
Industrials ( 9 .8% )
Carrier Global Corp.  20,694 1,413
CSX Corp.  86,612 2,795
Deere & Co.  5,753 2,437
Eaton Corp. PLC  10,310 3,422
Howmet Aerospace,
Inc.  16,076 1,758
Northrop Grumman
Corp.  6,318 2,965
Trane Technologies
PLC  5,573 2,058
Total 16,848
Information Technology ( 36 .9% )
Analog Devices, Inc.  6,866 1,459
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Apple, Inc.  55,403 13,874
ASML Holding NV  926 642
Broadcom, Inc.  20,674 4,793
Intuit, Inc.  2,751 1,729
Marvell Technology,
Inc.  11,684 1,291
Mastercard, Inc. -
Class A  8,355 4,399
Micron Technology, Inc.  17,218 1,449
Microsoft Corp.  34,930 14,723
NVIDIA Corp.  93,003 12,489
NXP Semiconductors
NV  16,627 3,456
Oracle Corp.  19,176 3,195
Total 63,499
Materials ( 1 .9% )
Vulcan Materials Co.  12,680 3,262
Total 3,262
Real Estate ( 0 .8% )
Prologis, Inc.  12,953 1,369
Total 1,369
Utilities ( 3 .5% )
NextEra Energy, Inc.  24,231 1,737
PG&E Corp.  132,299 2,670
The Southern Co.  20,421 1,681
Total 6,088
Total Common Stocks
(Cost: $140,735) 171,001
Total Investments (99.4%)
(Cost: $140,735)
@
171,001
Other Assets, Less
Liabilities (0.6%) 953
Net Assets (100.0%) 171,954
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $141,749 and the net unrealized appreciation of investments based on that cost was $29,252 which is comprised of $32,109 aggregate gross unrealized appreciation and
$2,858 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 171,001 $ — $ —
Total Assets:
$ 171,001 $ — $ —

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
( 99 .1% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 9 .3% )
Alphabet, Inc. - Class A  762,948 144,426
Alphabet, Inc. - Class C  621,436 118,346
AT&T, Inc.  938,575 21,371
Charter
Communications, Inc.
- Class A * 12,625 4,328
Comcast Corp. -
Class A  498,416 18,706
Electronic Arts, Inc.  31,164 4,559
Fox Corp. - Class A  29,224 1,420
Fox Corp. - Class B  17,886 818
The Interpublic Group
of Companies, Inc.  49,904 1,398
Live Nation
Entertainment, Inc. * 18,698 2,422
Match Group, Inc. * 33,045 1,081
Meta Platforms, Inc. -
Class A  284,653 166,667
Netflix, Inc. * 55,815 49,749
News Corp. - Class A  49,274 1,357
News Corp. - Class B  14,592 444
Omnicom Group, Inc.  25,993 2,237
Paramount Global -
Class B  65,127 681
Take-Two Interactive
Software, Inc. * 21,225 3,907
T-Mobile US, Inc.  63,643 14,048
Verizon
Communications, Inc.  551,020 22,035
The Walt Disney Co.  236,463 26,330
Warner Bros.
Discovery, Inc. * 292,066 3,087
Total 609,417
Consumer Discretionary ( 11 .1% )
Airbnb, Inc. - Class A * 56,523 7,428
Amazon.com, Inc. * 1,221,965 268,087
Aptiv PLC * 35,062 2,121
AutoZone, Inc. * 2,207 7,067
Best Buy Co., Inc.  25,864 2,219
Booking Holdings, Inc.  4,322 21,473
BorgWarner, Inc.  28,557 908
Caesars Entertainment,
Inc. * 28,727 960
CarMax, Inc. * 20,002 1,635
Carnival Corp. * 132,166 3,294
Chipotle Mexican Grill,
Inc. * 177,920 10,729
D.R. Horton, Inc.  38,295 5,354
Darden Restaurants,
Inc.  15,224 2,842
Deckers Outdoor
Corp. * 19,797 4,021
Domino's Pizza, Inc.  4,563 1,915
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
eBay, Inc.  62,545 3,875
Expedia Group, Inc. * 16,038 2,988
Ford Motor Co.  515,111 5,100
Garmin, Ltd.  20,210 4,168
General Motors Co.  143,579 7,648
Genuine Parts Co.  18,299 2,137
Hasbro, Inc.  17,580 983
Hilton Worldwide
Holdings, Inc.  31,832 7,868
The Home Depot, Inc.  129,801 50,491
Las Vegas Sands Corp.  45,538 2,339
Lennar Corp. - Class A  31,182 4,252
LKQ Corp.  33,906 1,246
Lowe's Companies,
Inc.  74,074 18,281
Lululemon Athletica,
Inc. * 14,749 5,640
Marriott International,
Inc. - Class A  30,117 8,401
McDonald's Corp.  93,572 27,126
MGM Resorts
International * 30,458 1,055
Mohawk Industries,
Inc. * 6,980 832
NIKE, Inc. - Class B  155,462 11,764
Norwegian Cruise Line
Holdings, Ltd. * 57,774 1,487
NVR, Inc. * 398 3,255
O'Reilly Automotive,
Inc. * 7,538 8,939
Pool Corp.  5,074 1,730
PulteGroup, Inc.  26,779 2,916
Ralph Lauren Corp.  5,388 1,244
Ross Stores, Inc.  43,320 6,553
Royal Caribbean
Cruises, Ltd.  32,300 7,451
Starbucks Corp.  148,334 13,535
Tapestry, Inc.  30,250 1,976
Tesla, Inc. * 364,663 147,265
The TJX Cos., Inc.  147,272 17,792
Tractor Supply Co.  70,600 3,746
Ulta Beauty, Inc. * 6,228 2,709
Wynn Resorts, Ltd.  12,420 1,070
Yum! Brands, Inc.  36,804 4,938
Total 732,853
Consumer Staples ( 5 .5% )
Altria Group, Inc.  221,300 11,572
Archer-Daniels-Midland
Co.  63,082 3,187
Brown-Forman Corp. -
Class B  23,781 903
Bunge Global SA  18,116 1,409
The Campbell's
Company  25,003 1,047
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples continued
Church & Dwight Co.,
Inc.  31,841 3,334
The Clorox Co.  16,089 2,613
The Coca-Cola Co.  506,240 31,518
Colgate-Palmolive Co.  106,956 9,723
Conagra Brands, Inc.  63,153 1,752
Constellation Brands,
Inc. - Class A  20,385 4,505
Costco Wholesale
Corp.  57,854 53,010
Dollar General Corp.  28,879 2,190
Dollar Tree, Inc. * 26,656 1,998
The Estee Lauder
Cos., Inc. - Class A  30,243 2,268
General Mills, Inc.  72,403 4,617
The Hershey Co.  19,325 3,273
Hormel Foods Corp.  37,920 1,189
The J.M. Smucker Co.  13,924 1,533
Kellanova  35,160 2,847
Kenvue, Inc.  252,670 5,394
Keurig Dr. Pepper, Inc.  146,172 4,695
Kimberly-Clark Corp.  43,545 5,706
The Kraft Heinz Co.  116,446 3,576
The Kroger Co.  87,608 5,357
Lamb Weston
Holdings, Inc.  18,664 1,247
McCormick & Co., Inc.  33,314 2,540
Molson Coors
Beverage Co.
-  Class B  22,888 1,312
Mondelez International,
Inc.  174,854 10,444
Monster Beverage
Corp. * 91,430 4,806
PepsiCo, Inc.  179,147 27,241
Philip Morris
International, Inc.  203,521 24,494
The Procter & Gamble
Co.  307,509 51,554
Sysco Corp.  64,020 4,895
Target Corp.  60,450 8,172
Tyson Foods, Inc. -
Class A  37,483 2,153
Walgreens Boots
Alliance, Inc.  97,233 907
Walmart, Inc.  566,780 51,209
Total 360,190
Energy ( 3 .1% )
APA Corp.  42,216 975
Baker Hughes Co.  130,038 5,334
Chevron Corp.  218,229 31,608
ConocoPhillips  168,906 16,750
Coterra Energy, Inc.  96,068 2,454
Devon Energy Corp.  82,615 2,704

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
Diamondback Energy,
Inc.  23,608 3,868
EOG Resources, Inc.  73,442 9,003
EQT Corp.  77,758 3,585
Exxon Mobil Corp.  573,888 61,733
Halliburton Co.  115,301 3,135
Hess Corp.  36,178 4,812
Kinder Morgan, Inc.  252,756 6,926
Marathon Petroleum
Corp.  41,965 5,854
Occidental Petroleum
Corp.  88,103 4,353
ONEOK, Inc.  76,454 7,676
Phillips 66  53,926 6,144
Schlumberger, Ltd.  185,765 7,122
Targa Resources Corp.  28,474 5,083
Texas Pacific Land
Corp.  2,485 2,748
Valero Energy Corp.  41,338 5,068
The Williams Cos., Inc.  159,556 8,635
Total 205,570
Financials ( 13 .5% )
Aflac, Inc.  65,215 6,746
The Allstate Corp.  34,563 6,663
American Express Co.  72,666 21,566
American International
Group, Inc.  81,448 5,929
Ameriprise Financial,
Inc.  12,668 6,745
Aon PLC  28,239 10,142
Apollo Global
Management, Inc.  58,366 9,640
Arch Capital Group,
Ltd.  48,923 4,518
Arthur J. Gallagher &
Co.  32,649 9,267
Assurant, Inc.  6,826 1,455
Bank of America Corp.  871,639 38,308
The Bank of New York
Mellon Corp.  94,938 7,294
Berkshire Hathaway,
Inc. - Class B * 239,337 108,487
BlackRock, Inc.  19,009 19,486
Blackstone, Inc.  94,257 16,252
Brown & Brown, Inc.  31,207 3,184
Capital One Financial
Corp.  49,984 8,913
Cboe Global Markets,
Inc.  13,697 2,676
The Charles Schwab
Corp.  195,549 14,473
Chubb, Ltd.  48,931 13,520
Cincinnati Financial
Corp.  20,298 2,917
Citigroup, Inc.  246,951 17,383
Citizens Financial
Group, Inc.  57,544 2,518
CME Group, Inc.  47,136 10,946
Corpay, Inc. * 9,160 3,100
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Discover Financial
Services  32,865 5,693
Erie Indemnity Co. -
Class A  3,291 1,357
Everest Group, Ltd.  5,448 1,975
FactSet Research
Systems, Inc.  4,941 2,373
Fidelity National
Information Services,
Inc.  70,295 5,678
Fifth Third Bancorp  87,556 3,702
Fiserv, Inc. * 74,286 15,260
Franklin Resources,
Inc.  37,588 763
Global Payments, Inc.  33,302 3,732
Globe Life, Inc.  11,018 1,229
The Goldman Sachs
Group, Inc.  40,989 23,471
The Hartford Financial
Services Group, Inc.  37,852 4,141
Huntington
Bancshares, Inc.  190,876 3,106
Intercontinental
Exchange, Inc.  75,154 11,199
Invesco, Ltd.  58,285 1,019
Jack Henry &
Associates, Inc.  9,414 1,650
JPMorgan Chase & Co.  367,612 88,120
KeyCorp  122,447 2,099
KKR & Co., Inc.  88,337 13,066
Loews Corp.  24,022 2,034
M&T Bank Corp.  21,860 4,110
MarketAxess Holdings,
Inc.  4,993 1,129
Marsh & McLennan
Cos., Inc.  64,370 13,673
Mastercard, Inc. -
Class A  107,031 56,359
MetLife, Inc.  75,947 6,218
Moody's Corp.  20,348 9,632
Morgan Stanley  161,978 20,364
MSCI, Inc.  10,233 6,140
Nasdaq, Inc.  54,168 4,188
Northern Trust Corp.  25,882 2,653
PayPal Holdings, Inc. * 130,906 11,173
The PNC Financial
Services Group, Inc.  52,032 10,034
Principal Financial
Group, Inc.  27,229 2,108
The Progressive Corp.  76,663 18,369
Prudential Financial,
Inc.  46,485 5,510
Raymond James
Financial, Inc.  24,175 3,755
Regions Financial
Corp.  118,992 2,799
S&P Global, Inc.  41,457 20,647
State Street Corp.  38,278 3,757
Synchrony Financial  50,838 3,304
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
T. Rowe Price Group,
Inc.  29,091 3,290
The Travelers Cos.,
Inc.  29,813 7,182
Truist Financial Corp.  173,341 7,519
U.S. Bancorp  204,262 9,770
Visa, Inc. - Class A  225,647 71,313
W.R. Berkley Corp.  38,894 2,276
Wells Fargo & Co.  434,747 30,537
Willis Towers Watson
PLC  13,078 4,097
Total 885,701
Health Care ( 10 .0% )
Abbott Laboratories  226,476 25,617
AbbVie, Inc.  230,744 41,003
Agilent Technologies,
Inc.  37,518 5,040
Align Technology, Inc. * 9,247 1,928
Amgen, Inc.  70,336 18,332
Baxter International,
Inc.  67,441 1,967
Becton Dickinson and
Co.  37,835 8,584
Biogen, Inc. * 18,958 2,899
Bio-Techne Corp.  20,303 1,462
Boston Scientific
Corp. * 192,765 17,218
Bristol-Myers Squibb
Co.  265,383 15,010
Cardinal Health, Inc.  31,601 3,737
Cencora, Inc.  21,972 4,937
Centene Corp. * 65,923 3,994
Charles River
Laboratories
International, Inc. * 6,814 1,258
The Cigna Group  36,320 10,029
The Cooper Cos., Inc. * 26,407 2,428
CVS Health Corp.  164,668 7,392
Danaher Corp.  84,138 19,314
DaVita, Inc. * 6,088 910
Dexcom, Inc. * 51,002 3,966
Edwards Lifesciences
Corp. * 77,013 5,701
Elevance Health, Inc.  30,354 11,198
Eli Lilly & Co.  102,884 79,426
GE HealthCare
Technologies, Inc.  58,920 4,606
Gilead Sciences, Inc.  162,968 15,053
HCA Healthcare, Inc.  23,813 7,148
Henry Schein, Inc. * 16,993 1,176
Hologic, Inc. * 29,992 2,162
Humana, Inc.  15,760 3,998
IDEXX Laboratories,
Inc. * 10,774 4,454
Incyte Corp. * 21,102 1,458
Insulet Corp. * 9,267 2,419
Intuitive Surgical, Inc. * 46,431 24,235
IQVIA Holdings, Inc. * 22,516 4,425

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Johnson & Johnson  314,375 45,465
Labcorp Holdings, Inc.  10,898 2,499
McKesson Corp.  16,575 9,446
Medtronic PLC  167,891 13,411
Merck & Co., Inc.  330,306 32,859
Mettler-Toledo
International, Inc. * 2,735 3,347
Moderna, Inc. * 44,403 1,846
Molina Healthcare,
Inc. * 7,451 2,169
Pfizer, Inc.  741,763 19,679
Quest Diagnostics, Inc.  14,454 2,181
Regeneron
Pharmaceuticals,
Inc. * 13,746 9,792
ResMed, Inc.  19,109 4,370
Revvity, Inc.  16,216 1,810
Solventum Corp. * 17,690 1,169
STERIS PLC  12,752 2,621
Stryker Corp.  44,828 16,140
Teleflex, Inc.  6,163 1,097
Thermo Fisher
Scientific, Inc.  50,003 26,013
UnitedHealth Group,
Inc.  120,166 60,787
Universal Health
Services, Inc.
- Class B  7,911 1,419
Vertex
Pharmaceuticals,
Inc. * 33,627 13,542
Viatris, Inc.  156,269 1,946
Waters Corp. * 7,862 2,917
West Pharmaceutical
Services, Inc.  9,458 3,098
Zimmer Biomet
Holdings, Inc.  25,994 2,746
Zoetis, Inc.  58,911 9,598
Total 656,451
Industrials ( 8 .1% )
3M Co.  71,106 9,179
A.O. Smith Corp.  15,887 1,084
Allegion PLC  11,542 1,508
AMETEK, Inc.  30,162 5,437
Automatic Data
Processing, Inc.  53,380 15,626
Axon Enterprise, Inc. * 9,316 5,537
The Boeing Co. * 95,905 16,975
Broadridge Financial
Solutions, Inc.  15,338 3,468
Builders FirstSource,
Inc. * 14,946 2,136
C.H. Robinson
Worldwide, Inc.  15,302 1,581
Carrier Global Corp.  108,945 7,437
Caterpillar, Inc.  63,042 22,869
Cintas Corp.  44,848 8,194
Copart, Inc. * 114,627 6,578
CSX Corp.  251,747 8,124
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Cummins, Inc.  17,939 6,254
Dayforce, Inc. * 20,884 1,517
Deere & Co.  33,224 14,077
Delta Air Lines, Inc.  84,601 5,118
Dover Corp.  18,048 3,386
Eaton Corp. PLC  51,603 17,125
Emerson Electric Co.  74,443 9,226
Equifax, Inc.  16,134 4,112
Expeditors International
of Washington, Inc.  18,336 2,031
Fastenal Co.  74,959 5,390
FedEx Corp.  29,495 8,298
Fortive Corp.  45,073 3,380
GE Vernova, Inc.  35,971 11,832
Generac Holdings,
Inc. * 7,790 1,208
General Dynamics
Corp.  33,756 8,894
General Electric Co.  141,320 23,571
Honeywell
International, Inc.  85,239 19,255
Howmet Aerospace,
Inc.  51,011 5,579
Hubbell, Inc.  7,009 2,936
Huntington Ingalls
Industries, Inc.  5,379 1,016
IDEX Corp.  9,893 2,070
Illinois Tool Works, Inc.  35,088 8,897
Ingersoll-Rand, Inc.  52,816 4,778
J.B. Hunt Transport
Services, Inc.  10,381 1,772
Jacobs Solutions, Inc.  16,526 2,208
Johnson Controls
International PLC  87,327 6,893
L3Harris Technologies,
Inc.  24,832 5,222
Leidos Holdings, Inc.  17,678 2,547
Lennox International,
Inc.  4,186 2,551
Lockheed Martin Corp.  27,546 13,386
Masco Corp.  27,920 2,026
Nordson Corp.  7,031 1,471
Norfolk Southern Corp.  29,596 6,946
Northrop Grumman
Corp.  17,995 8,445
Old Dominion Freight
Line, Inc.  23,902 4,216
Otis Worldwide Corp.  52,151 4,830
PACCAR, Inc.  68,620 7,138
Parker Hannifin Corp.  16,826 10,702
Paychex, Inc.  41,955 5,883
Paycom Software, Inc.  6,260 1,283
Pentair PLC  21,545 2,168
Quanta Services, Inc.  19,285 6,095
Republic Services, Inc.  26,578 5,347
Rockwell Automation,
Inc.  14,835 4,240
Rollins, Inc.  35,876 1,663
RTX Corp.  174,126 20,150
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Snap-on, Inc.  6,820 2,315
Southwest Airlines Co.  78,742 2,647
Stanley Black &
Decker, Inc.  20,474 1,644
Textron, Inc.  24,719 1,891
Trane Technologies
PLC  29,369 10,847
TransDigm Group, Inc.  7,345 9,308
Uber Technologies,
Inc. * 275,459 16,616
Union Pacific Corp.  79,162 18,052
United Airlines
Holdings, Inc. * 43,000 4,175
United Parcel Service,
Inc. - Class B  95,884 12,091
United Rentals, Inc.  8,569 6,036
Veralto Corp.  32,601 3,320
Verisk Analytics, Inc.  18,404 5,069
W.W. Grainger, Inc.  5,804 6,118
Waste Management,
Inc.  47,804 9,646
Westinghouse Air
Brake Technologies
Corp.  22,444 4,255
Xylem, Inc.  32,036 3,717
Total 530,612
Information Technology ( 32 .2% )
Accenture PLC
- Class A  81,590 28,703
Adobe, Inc. * 57,479 25,560
Advanced Micro
Devices, Inc. * 211,857 25,590
Akamai Technologies,
Inc. * 19,608 1,876
Amphenol Corp. -
Class A  157,640 10,948
Analog Devices, Inc.  64,954 13,800
ANSYS, Inc. * 11,439 3,859
Apple, Inc.  1,973,744 494,265
Applied Materials, Inc.  107,646 17,507
Arista Networks, Inc. * 134,924 14,913
Autodesk, Inc. * 28,170 8,326
Broadcom, Inc.  609,318 141,264
Cadence Design
Systems, Inc. * 35,843 10,769
CDW Corp.  17,385 3,026
Cisco Systems, Inc.  520,473 30,812
Cognizant Technology
Solutions Corp.  64,881 4,989
Corning, Inc.  101,604 4,828
CrowdStrike Holdings,
Inc. - Class A * 30,196 10,332
Dell Technologies, Inc.
- Class C  37,953 4,374
Enphase Energy, Inc. * 17,993 1,236
EPAM Systems, Inc. * 7,511 1,756
F5, Inc. * 7,629 1,918
Fair Isaac Corp. * 3,179 6,329
First Solar, Inc. * 13,619 2,400

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Fortinet, Inc. * 83,104 7,852
Gartner, Inc. * 10,167 4,926
Gen Digital, Inc.  71,462 1,957
GoDaddy, Inc.
- Class A * 18,453 3,642
Hewlett Packard
Enterprise Co.  170,125 3,632
HP, Inc.  125,837 4,106
Intel Corp.  558,544 11,199
International Business
Machines Corp.  120,577 26,506
Intuit, Inc.  36,592 22,998
Jabil, Inc.  14,967 2,154
Juniper Networks, Inc.  43,428 1,626
Keysight Technologies,
Inc. * 22,767 3,657
KLA Corp.  17,466 11,006
Lam Research Corp.  168,009 12,135
Microchip Technology,
Inc.  70,782 4,059
Micron Technology, Inc.  145,146 12,216
Microsoft Corp.  970,807 409,195
Monolithic Power
Systems, Inc.  6,367 3,767
Motorola Solutions, Inc.  21,839 10,095
NetApp, Inc.  27,210 3,159
NVIDIA Corp.  3,202,997 430,130
NXP Semiconductors
NV  33,344 6,931
ON Semiconductor
Corp. * 55,779 3,517
Oracle Corp.  209,228 34,866
Palantir Technologies,
Inc. - Class A * 263,602 19,936
Palo Alto Networks,
Inc. * 84,770 15,425
PTC, Inc. * 15,750 2,896
QUALCOMM, Inc.  145,068 22,285
Roper Technologies,
Inc.  14,032 7,295
Salesforce, Inc.  124,829 41,734
Seagate Technology
Holdings PLC  25,994 2,244
ServiceNow, Inc. * 26,965 28,586
Skyworks Solutions,
Inc.  20,952 1,858
Super Micro Computer,
Inc. * 65,680 2,002
Synopsys, Inc. * 20,056 9,734
TE Connectivity PLC  39,063 5,585
Teledyne Technologies,
Inc. * 6,098 2,830
Teradyne, Inc.  20,635 2,598
Texas Instruments, Inc.  119,516 22,410
Trimble, Inc. * 32,305 2,283
Tyler Technologies,
Inc. * 5,578 3,217
VeriSign, Inc. * 11,014 2,279
Western Digital Corp. * 43,237 2,578
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Workday, Inc. -
Class A * 27,812 7,176
Zebra Technologies
Corp. - Class A * 6,737 2,602
Total 2,112,264
Materials ( 1 .9% )
Air Products and
Chemicals, Inc.  29,101 8,440
Albemarle Corp.  15,324 1,319
Amcor PLC  190,201 1,790
Avery Dennison Corp.  10,483 1,962
Ball Corp.  38,891 2,144
Celanese Corp.  13,601 941
CF Industries Holdings,
Inc.  22,723 1,939
Corteva, Inc.  89,743 5,112
Dow, Inc.  92,473 3,711
DuPont de Nemours,
Inc.  54,347 4,144
Eastman Chemical Co.  15,452 1,411
Ecolab, Inc.  32,867 7,701
FMC Corp.  15,937 775
Freeport-McMoRan,
Inc.  188,082 7,162
International Flavors &
Fragrances, Inc.  33,704 2,850
International Paper Co.  46,117 2,482
Linde PLC  62,174 26,030
LyondellBasell
Industries NV
- Class A  34,064 2,530
Martin Marietta
Materials, Inc.  8,063 4,165
The Mosaic Co.  43,185 1,061
Newmont Corp.  148,653 5,533
Nucor Corp.  30,661 3,578
Packaging Corp. of
America  11,699 2,634
PPG Industries, Inc.  30,529 3,647
The Sherwin-Williams
Co.  30,194 10,264
Smurfit WestRock PLC  65,093 3,506
Steel Dynamics, Inc.  18,367 2,095
Vulcan Materials Co.  17,286 4,446
Total 123,372
Real Estate ( 2 .1% )
Alexandria Real Estate
Equities, Inc.  20,540 2,004
American Tower Corp.  61,141 11,214
AvalonBay
Communities, Inc.  18,591 4,089
BXP, Inc.  19,540 1,453
Camden Property Trust  14,053 1,631
CBRE Group, Inc. -
Class A * 39,428 5,176
CoStar Group, Inc. * 53,565 3,835
Crown Castle, Inc.  57,333 5,204
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Digital Realty Trust,
Inc.  40,250 7,137
Equinix, Inc.  12,428 11,718
Equity Residential  44,660 3,205
Essex Property Trust,
Inc.  8,498 2,426
Extra Space Storage,
Inc.  27,691 4,143
Federal Realty
Investment Trust  9,945 1,113
Healthpeak Properties,
Inc.  93,072 1,887
Host Hotels & Resorts,
Inc.  93,873 1,645
Invitation Homes, Inc.  75,163 2,403
Iron Mountain, Inc.  38,340 4,030
Kimco Realty Corp.  84,389 1,977
Mid-America Apartment
Communities, Inc.  15,394 2,379
Prologis, Inc.  121,200 12,811
Public Storage  20,579 6,162
Realty Income Corp.  111,322 5,946
Regency Centers Corp.  21,039 1,555
SBA Communications
Corp.  13,955 2,844
Simon Property Group,
Inc.  40,433 6,963
UDR, Inc.  39,598 1,719
Ventas, Inc.  53,862 3,172
VICI Properties, Inc.  138,359 4,041
Welltower, Inc.  75,750 9,547
Weyerhaeuser Co.  94,602 2,663
Total 136,092
Utilities ( 2 .3% )
The AES Corp.  88,598 1,140
Alliant Energy Corp.  33,363 1,973
Ameren Corp.  34,801 3,102
American Electric
Power Co., Inc.  70,100 6,465
American Water Works
Co., Inc.  25,644 3,192
Atmos Energy Corp.  19,735 2,749
CenterPoint Energy,
Inc.  84,494 2,681
CMS Energy Corp.  39,228 2,615
Consolidated Edison,
Inc.  45,269 4,039
Constellation Energy
Corp.  40,931 9,157
Dominion Energy, Inc.  110,682 5,961
DTE Energy Co.  26,492 3,199
Duke Energy Corp.  101,054 10,888
Edison International  50,940 4,067
Entergy Corp.  55,946 4,242
Evergy, Inc.  30,276 1,864
Eversource Energy  46,760 2,685
Exelon Corp.  130,899 4,927
FirstEnergy Corp.  67,356 2,679

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
NextEra Energy, Inc.  268,936 19,280
NiSource, Inc.  55,036 2,023
NRG Energy, Inc.  26,379 2,380
PG&E Corp.  281,997 5,691
Pinnacle West Capital
Corp.  14,834 1,258
PPL Corp.  96,569 3,135
Public Service
Enterprise Group,
Inc.  65,723 5,553
Sempra  82,878 7,270
The Southern Co.  143,128 11,782
Vistra Corp.  43,686 6,023
WEC Energy Group,
Inc.  41,856 3,936
Xcel Energy, Inc.  72,976 4,927
Total 150,883
Total Common Stocks
(Cost: $1,858,621) 6,503,405
Total Investments (99.1%)
(Cost: $1,858,621)
@
6,503,405
Other Assets, Less
Liabilities (0.9%) 59,368
Net Assets (100.0%) 6,562,773
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-Mini S&P 500 Future Long USD 10 194 3/25 $ 57,577 $ (1,736) $ (155)
$ (1,736) $ (155)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ – $ – $ – $ (155) $ (155) $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,858,815 and the net unrealized appreciation of investments based on that cost was $4,642,854 which is comprised of $4,733,085 aggregate gross unrealized appreciation and $90,231 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 6,503,405 $ — $ —
Total Assets:
$ 6,503,405 $ — $ —
Liabilities:
Other Financial Instruments^
Futures (1,736) — —
Total Liabilities:
$ (1,736) $ — $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio
Common Stocks
( 98.1% )
Shares/
Par
+
Value
$ (000's)
Communication Services (2.6%)
Verizon
Communications, Inc.  56,882 2,275
The Walt Disney Co.  16,158 1,799
Total 4,074
Consumer Discretionary (1.7%)
Aptiv PLC * 21,966 1,329
Mohawk Industries,
Inc. * 11,311 1,347
Total 2,676
Consumer Staples (12.4%)
Conagra Brands, Inc.  45,248 1,256
Dollar Tree, Inc. * 15,021 1,126
The Estee Lauder
Cos., Inc. - Class A  22,220 1,666
General Mills, Inc.  31,375 2,001
Heineken Holding NV  32,410 1,938
Kenvue, Inc.  73,564 1,570
Kimberly-Clark Corp.  15,632 2,048
Koninklijke Ahold
Delhaize NV  23,191 756
Mondelez International,
Inc.  26,164 1,563
Pernod Ricard SA  17,300 1,935
Reckitt Benckiser
Group PLC  17,816 1,076
Unilever PLC, ADR  41,823 2,371
Total 19,306
Energy (7.3%)
Baker Hughes Co.  38,923 1,597
Chevron Corp.  4,792 694
Coterra Energy, Inc.  42,074 1,074
Enterprise Products
Partners LP  72,377 2,270
Exxon Mobil Corp.  33,230 3,574
Shell PLC  48,447 1,504
TotalEnergies SE, ADR  11,794 643
Total 11,356
Financials (21.2%)
The Allstate Corp.  11,853 2,285
The Bank of New York
Mellon Corp.  29,929 2,299
Berkshire Hathaway,
Inc. - Class B * 6,820 3,091
BlackRock, Inc.  2,994 3,069
The Charles Schwab
Corp.  39,250 2,905
Chubb, Ltd.  2,604 720
Equity Residential  18,848 1,353
JPMorgan Chase & Co.  23,774 5,699
MetLife, Inc.  11,870 972
Northern Trust Corp.  17,328 1,776
Truist Financial Corp.  71,667 3,109
Common Stocks
(98.1%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
U.S. Bancorp  70,098 3,353
Willis Towers Watson
PLC  7,815 2,448
Total 33,079
Health Care (19.7%)
Becton Dickinson and
Co.  9,252 2,099
Centene Corp. * 24,997 1,514
CVS Health Corp.  22,862 1,026
Henry Schein, Inc. * 32,748 2,266
IQVIA Holdings, Inc. * 8,044 1,581
Johnson & Johnson  43,216 6,250
Medtronic PLC  69,678 5,566
Merck & Co., Inc.  14,161 1,409
Quest Diagnostics, Inc.  5,086 767
Roche Holding AG  4,406 1,233
UnitedHealth Group,
Inc.  2,054 1,039
Universal Health
Services, Inc.
- Class B  3,800 682
Zimmer Biomet
Holdings, Inc.  49,738 5,254
Total 30,686
Industrials (12.2%)
Beacon Roofing
Supply, Inc. * 17,151 1,742
Dover Corp.  5,035 945
Emerson Electric Co.  10,743 1,332
Johnson Controls
International PLC  9,493 749
MSC Industrial Direct
Co., Inc.  21,424 1,600
Norfolk Southern Corp.  16,769 3,936
Oshkosh Corp.  13,131 1,248
RTX Corp.  19,348 2,239
Siemens AG  6,402 1,250
Southwest Airlines Co.  27,887 938
United Parcel Service,
Inc. - Class B  24,126 3,042
Total 19,021
Information Technology (9.7%)
Amdocs, Ltd.  21,379 1,820
Analog Devices, Inc.  11,417 2,426
Cisco Systems, Inc.  60,903 3,605
Cognizant Technology
Solutions Corp.  11,942 918
F5, Inc. * 9,471 2,382
ON Semiconductor
Corp. * 24,784 1,563
QUALCOMM, Inc.  5,516 847
Common Stocks
(98.1%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
TE Connectivity PLC  11,055 1,581
Total 15,142
Materials (3.7%)
Akzo Nobel NV  14,187 852
CRH PLC  15,723 1,455
Graphic Packaging
Holding Co.  86,332 2,345
PPG Industries, Inc.  8,644 1,032
Total 5,684
Real Estate (1.5%)
American Tower Corp.  8,567 1,571
Realty Income Corp.  15,552 831
Total 2,402
Utilities (6.1%)
Duke Energy Corp.  25,369 2,733
Edison International  21,613 1,726
Eversource Energy  27,693 1,590
Xcel Energy, Inc.  51,875 3,503
Total 9,552
Total Common Stocks
(Cost: $146,067) 152,978
Total Investments (98.1%)
(Cost: $146,067)
@
152,978
Other Assets, Less
Liabilities (1.9%) 2,955
Net Assets (100.0%) 155,933

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Buy       Bank of America NA CHF 33 37 3/28/25 $ — $ (1) $ (1)
Sell       Bank of America NA CHF 983 1,093 3/28/25 20 — 20
Sell       Bank of America NA EUR 6,025 6,265 3/28/25 89 — 89
Buy       Goldman Sachs International GBP 81 102 3/28/25 — —π —π
Sell       Bank of America NA GBP 3,411 4,268 3/28/25 47 — 47
$ 156 $ (1) $ 155
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 156 — $ 156 $ (1) — — $ (1)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $147,353 and the net unrealized appreciation of investments based on that cost was $5,780 which is comprised of $15,170 aggregate gross unrealized appreciation and
$9,390 aggregate gross unrealized depreciation.
π Amount is less than one thousand.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples $ 13,601 $ 5,705 $ —
Energy 9,852 1,504 —
Health Care 29,453 1,233 —
Industrials 17,771 1,250 —
Materials 4,832 852 —
All Others 66,925 — —
Other Financial Instruments^
Forward Foreign Currency Contracts — 156 —
Total Assets:
$ 142,434 $ 10,700 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — (1) —
Total Liabilities:
$ — $ (1) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio
Common Stocks
( 98 .3% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 3 .2% )
The Walt Disney Co.  299,436 33,342
Total 33,342
Consumer Discretionary ( 8 .8% )
Genuine Parts Co.  229,934 26,847
Lowe's Companies,
Inc.  139,600 34,453
NIKE, Inc. - Class B  417,159 31,567
Total 92,867
Consumer Staples ( 5 .3% )
Conagra Brands, Inc.  989,433 27,457
The Hershey Co.  166,368 28,174
Total 55,631
Energy ( 5 .7% )
Chevron Corp.  217,100 31,445
Exxon Mobil Corp.  267,300 28,753
Total 60,198
Financials ( 19 .1% )
The Allstate Corp.  175,105 33,759
Bank of America Corp.  720,000 31,644
Fidelity National
Information Services,
Inc.  410,227 33,134
Common Stocks
(98.3%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
The Travelers Cos.,
Inc.  147,449 35,519
Truist Financial Corp.  841,400 36,500
U.S. Bancorp  641,900 30,702
Total 201,258
Health Care ( 14 .8% )
Baxter International,
Inc.  793,200 23,130
The Cigna Group  91,703 25,323
CVS Health Corp.  444,100 19,935
Hologic, Inc. * 423,488 30,529
Johnson & Johnson  198,000 28,635
Merck & Co., Inc.  286,400 28,491
Total 156,043
Industrials ( 13 .1% )
Dover Corp.  179,042 33,588
Honeywell
International, Inc.  171,060 38,641
Jacobs Solutions, Inc.  238,130 31,819
Northrop Grumman
Corp.  73,600 34,540
Total 138,588
Information Technology ( 18 .7% )
Analog Devices, Inc.  152,877 32,480
Cisco Systems, Inc.  577,700 34,200
Cognizant Technology
Solutions Corp.  434,718 33,430
Common Stocks
(98.3%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Electronic Arts, Inc.  223,301 32,669
Oracle Corp.  185,100 30,845
Teledyne Technologies,
Inc. * 72,818 33,797
Total 197,421
Materials ( 3 .2% )
DuPont de Nemours,
Inc.  436,184 33,259
Total 33,259
Real Estate ( 3 .0% )
Equity Residential  446,995 32,076
Total 32,076
Utilities ( 3 .4% )
Duke Energy Corp.  328,300 35,371
Total 35,371
Total Common Stocks
(Cost: $937,505) 1,036,054
Total Investments (98.3%)
(Cost: $937,505)
@
1,036,054
Other Assets, Less
Liabilities (1.7%) 18,442
Net Assets (100.0%) 1,054,496
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $937,505 and the net unrealized appreciation of investments based on that cost was $98,550 which is comprised of $157,039 aggregate gross unrealized appreciation and
$58,489 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,036,054 $ — $ —
Total Assets:
$ 1,036,054 $ — $ —

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio
Common Stocks
( 98 .4% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 3 .9% )
AT&T, Inc.  38,963 887
Comcast Corp. -
Class A  116,533 4,373
News Corp. - Class A  433,677 11,943
News Corp. - Class B  13,302 405
Verizon
Communications, Inc.  46,825 1,873
The Walt Disney Co.  75,599 8,418
Total 27,899
Consumer Discretionary ( 2 .9% )
Dr. Ing. h.c. F. Porsche
AG - Preference
Shares  18,626 1,127
The Home Depot, Inc.  3,387 1,317
Kohl's Corp.  102,547 1,440
Las Vegas Sands Corp.  163,815 8,414
Mattel, Inc. * 191,959 3,403
The TJX Cos., Inc.  21,581 2,607
Volkswagen AG -
Preference Shares  26,479 2,443
Total 20,751
Consumer Staples ( 8 .7% )
Colgate-Palmolive Co.  46,800 4,255
Conagra Brands, Inc.  162,109 4,499
Dollar General Corp.  29,753 2,256
Kenvue, Inc.  562,199 12,003
Keurig Dr. Pepper, Inc.  27,100 870
Kimberly-Clark Corp.  87,811 11,507
Philip Morris
International, Inc.  99,926 12,026
Tyson Foods, Inc. -
Class A  96,938 5,568
Walmart, Inc.  105,936 9,571
Total 62,555
Energy ( 9 .3% )
Baker Hughes Co.  25,400 1,042
Chevron Corp.  11,404 1,652
ConocoPhillips  74,362 7,374
Enbridge, Inc.  51,935 2,204
EOG Resources, Inc.  35,753 4,383
EQT Corp.  124,347 5,734
Expand Energy Corp.  15,500 1,543
Exxon Mobil Corp.  103,185 11,100
Phillips 66  2,600 296
Schlumberger, Ltd.  95,600 3,665
South Bow Corp.  116,838 2,757
Suncor Energy, Inc.  137,200 4,895
TC Energy Corp.  66,693 3,103
TotalEnergies SE  231,484 12,863
The Williams Cos., Inc.  89,100 4,822
Total 67,433
Common Stocks
(98.4%)
Shares/
Par
+
Value
$ (000’s)
Financials ( 22 .0% )
American International
Group, Inc.  179,611 13,076
Apollo Global
Management, Inc.  16,064 2,653
Bank of America Corp.  172,910 7,599
The Charles Schwab
Corp.  174,585 12,921
Chubb, Ltd.  48,807 13,485
Citigroup, Inc.  154,711 10,890
Equitable Holdings, Inc.  239,490 11,297
Fifth Third Bancorp  162,573 6,874
The Hartford Financial
Services Group, Inc.  88,264 9,656
Huntington
Bancshares, Inc.  582,271 9,474
JPMorgan Chase & Co.  49,359 11,832
Loews Corp.  94,220 7,979
MetLife, Inc.  189,901 15,549
Morgan Stanley  16,558 2,082
State Street Corp.  8,000 785
U.S. Bancorp  133,388 6,380
Wells Fargo & Co.  236,354 16,601
Total 159,133
Health Care ( 14 .9% )
AbbVie, Inc.  9,284 1,650
AstraZeneca PLC, ADR  90,438 5,925
Becton Dickinson and
Co.  53,226 12,075
Biogen, Inc. * 11,844 1,811
Bristol-Myers Squibb
Co.  70,700 3,999
Cardinal Health, Inc.  10,075 1,192
Centene Corp. * 17,749 1,075
The Cigna Group  22,581 6,235
CVS Health Corp.  137,370 6,167
Elevance Health, Inc.  35,017 12,918
GE HealthCare
Technologies, Inc.  14,232 1,113
Humana, Inc.  3,900 989
Johnson & Johnson  38,668 5,592
Medtronic PLC  84,580 6,756
Merck & Co., Inc.  12,805 1,274
Pfizer, Inc.  121,092 3,213
Sanofi  55,254 5,343
Thermo Fisher
Scientific, Inc.  7,851 4,084
UnitedHealth Group,
Inc.  18,900 9,561
Viatris, Inc.  476,473 5,932
Zimmer Biomet
Holdings, Inc.  104,976 11,089
Total 107,993
Common Stocks
(98.4%)
Shares/
Par
+
Value
$ (000’s)
Industrials ( 12 .9% )
3M Co.  19,516 2,519
AGCO Corp.  23,803 2,225
The Boeing Co. * 47,164 8,348
CSX Corp.  154,259 4,978
Cummins, Inc.  13,967 4,869
Fortive Corp.  22,100 1,658
GE Vernova, Inc.  8,499 2,796
General Electric Co.  79,396 13,242
Honeywell
International, Inc.  2,800 632
L3Harris Technologies,
Inc.  57,151 12,018
Norfolk Southern Corp.  17,566 4,123
Rockwell Automation,
Inc.  13,812 3,947
Siemens AG  40,427 7,895
Southwest Airlines Co.  212,200 7,134
Stanley Black &
Decker, Inc.  116,128 9,324
United Parcel Service,
Inc. - Class B  59,114 7,454
Total 93,162
Information Technology ( 10 .2% )
Accenture PLC
- Class  A  18,233 6,414
Adobe, Inc. * 5,100 2,268
Advanced Micro
Devices, Inc. * 18,601 2,247
Applied Materials, Inc.  28,771 4,679
Cisco Systems, Inc.  37,419 2,215
Fiserv, Inc. * 44,247 9,089
Intel Corp.  108,800 2,182
Microsoft Corp.  24,650 10,390
QUALCOMM, Inc.  89,227 13,707
Salesforce, Inc.  5,600 1,873
Samsung Electronics
Co., Ltd.  137,417 4,959
TE Connectivity PLC  48,473 6,930
Texas Instruments, Inc.  36,666 6,875
Total 73,828
Materials ( 3 .5% )
CF Industries Holdings,
Inc.  128,521 10,965
International Paper Co.  223,279 12,017
West Fraser Timber
Co., Ltd.  23,300 2,017
Total 24,999
Real Estate ( 3 .9% )
Equity Residential  142,372 10,217
Rayonier, Inc.  163,420 4,265
Rexford Industrial
Realty, Inc.  82,332 3,183

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio
Common Stocks
(98.4%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Vornado Realty Trust  11,300 475
Weyerhaeuser Co.  359,686 10,125
Total 28,265
Utilities ( 6 .2% )
Ameren Corp.  95,960 8,554
Atmos Energy Corp.  10,600 1,476
Dominion Energy, Inc.  117,025 6,303
NextEra Energy, Inc.  74,062 5,310
NiSource, Inc.  31,385 1,154
PG&E Corp.  66,747 1,347
Sempra  74,556 6,540
The Southern Co.  174,155 14,336
Total 45,020
Total Common Stocks
(Cost: $557,842) 711,038
Convertible Preferred
Stocks ( 0 .6% )
Shares/
Par
+
Value
$ (000's)
Industrials ( 0 .4% )
The Boeing Co.,
6.000% 10/15/27 49,355 3,005
Total 3,005
Utilities ( 0 .2% )
NextEra Energy, Inc.,
6.926% 8/28/25 28,779 1,178
Total 1,178
Total Convertible Preferred
Stocks (Cost: $3,870) 4,183
Total Investments (99.0%)
(Cost: $561,712)
@
715,221
Other Assets, Less
Liabilities (1.0%) 7,472
Net Assets (100.0%) 722,693
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $562,709 and the net unrealized appreciation of investments based on that cost was $152,512 which is comprised of $184,058 aggregate gross unrealized appreciation and
$31,547 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary $ 17,181 $ 3,570 $ —
Energy 54,570 12,863 —
Health Care 102,650 5,343 —
Industrials 85,267 7,895 —
Information Technology 68,869 4,959 —
All Others 347,871 — —
Convertible Preferred Stocks 4,183 — —
Total Assets:
$ 680,591 $ 34,630 $ —

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio
Common Stocks
( 99 .0% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 2 .3% )
The Trade Desk, Inc.
- Class A * 199,050 23,395
Total 23,395
Consumer Discretionary ( 15 .7% )
AutoZone, Inc. * 1,690 5,411
Bright Horizons Family
Solutions, Inc. * 89,868 9,962
Burlington Stores, Inc. * 41,944 11,956
Domino's Pizza, Inc.  22,277 9,351
DoorDash, Inc.
- Class  A * 69,440 11,649
Floor & Decor
Holdings, Inc. * 50,010 4,986
Flutter Entertainment
PLC * 38,766 10,019
Garmin, Ltd.  33,129 6,833
Hilton Worldwide
Holdings, Inc.  85,870 21,224
Las Vegas Sands Corp.  188,186 9,665
On Holding AG
- Class A * 124,861 6,839
Planet Fitness, Inc. -
Class A * 93,053 9,200
Pool Corp.  28,459 9,703
Ross Stores, Inc.  51,636 7,811
Thor Industries, Inc.  57,443 5,498
Tractor Supply Co.  293,235 15,559
Ulta Beauty, Inc. * 13,721 5,968
Total 161,634
Consumer Staples ( 2 .2% )
Casey's General
Stores, Inc.  25,656 10,166
Constellation Brands,
Inc. - Class A  21,672 4,789
e.l.f. Beauty, Inc. * 60,908 7,647
Total 22,602
Energy ( 3 .1% )
Cheniere Energy, Inc.  62,115 13,347
EOG Resources, Inc.  77,463 9,496
TechnipFMC PLC  319,468 9,245
Total 32,088
Financials ( 14 .1% )
Ares Management
Corp. - Class A  98,307 17,403
Arthur J. Gallagher &
Co.  30,542 8,669
Block, Inc. - Class A * 49,904 4,241
Coinbase Global, Inc. -
Class A * 24,271 6,027
FactSet Research
Systems, Inc.  21,776 10,459
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Interactive Brokers
Group, Inc. - Class A  72,217 12,759
Jefferies Financial
Group, Inc.  103,481 8,113
LPL Financial Holdings,
Inc.  41,121 13,426
Moody's Corp.  12,731 6,026
MSCI, Inc.  19,073 11,444
Nu Holdings, Ltd. -
Class A * 727,978 7,542
Raymond James
Financial, Inc.  44,231 6,870
Robinhood Markets,
Inc. - Class A * 308,339 11,489
Rocket Companies,
Inc. - Class A * 426,878 4,807
TPG, Inc.  82,022 5,154
Tradeweb Markets, Inc.
- Class A  82,294 10,774
Total 145,203
Health Care ( 12 .9% )
Agilent Technologies,
Inc.  36,773 4,940
Alnylam
Pharmaceuticals,
Inc. * 62,661 14,745
The Cooper Cos., Inc. * 82,657 7,599
Dexcom, Inc. * 66,943 5,206
Exact Sciences Corp. * 56,953 3,200
Exelixis, Inc. * 129,859 4,324
IDEXX Laboratories,
Inc. * 11,202 4,631
Insmed, Inc. * 84,104 5,807
Inspire Medical
Systems, Inc. * 25,784 4,780
Intra-Cellular
Therapies, Inc. * 116,752 9,751
IQVIA Holdings, Inc. * 32,924 6,470
McKesson Corp.  16,684 9,509
Mettler-Toledo
International, Inc. * 4,543 5,559
Natera, Inc. * 102,744 16,264
Revolution Medicines,
Inc. * 68,517 2,997
Vaxcyte, Inc. * 33,414 2,735
Veeva Systems, Inc. -
Class A * 52,148 10,964
Viking Therapeutics,
Inc. * 67,077 2,699
West Pharmaceutical
Services, Inc.  32,290 10,577
Total 132,757
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Industrials ( 18 .4% )
AAON, Inc.  86,471 10,176
Air Lease Corp.  118,321 5,704
AMETEK, Inc.  46,772 8,431
Axon Enterprise, Inc. * 13,428 7,981
Cintas Corp.  23,531 4,299
Comfort Systems USA,
Inc.  14,018 5,944
Copart, Inc. * 167,375 9,606
ESAB Corp.  72,960 8,751
GE Vernova, Inc.  12,755 4,195
HEICO Corp. - Class A  85,065 15,829
Howmet Aerospace,
Inc.  38,525 4,213
Hubbell, Inc.  15,359 6,434
Ingersoll-Rand, Inc.  63,658 5,758
ITT, Inc.  79,713 11,389
J.B. Hunt Transport
Services, Inc.  49,729 8,487
MSA Safety, Inc.  36,971 6,129
Quanta Services, Inc.  51,184 16,177
Saia, Inc. * 27,182 12,388
Simpson Manufacturing
Co., Inc.  36,178 5,999
Trane Technologies
PLC  13,155 4,859
Vertiv Holdings Co.  166,011 18,861
Westinghouse Air
Brake Technologies
Corp.  38,061 7,216
Total 188,826
Information Technology ( 28 .6% )
Amphenol Corp. -
Class A  82,351 5,719
AppLovin Corp.
- Class A * 94,884 30,726
Atlassian Corp.
- Class A * 38,585 9,391
Booz Allen Hamilton
Holding Corp.  90,289 11,620
Ciena Corp. * 52,695 4,469
Confluent, Inc.
- Class A * 305,175 8,533
CrowdStrike Holdings,
Inc. - Class A * 19,117 6,541
CyberArk Software,
Ltd. * 24,145 8,044
Datadog, Inc.
- Class  A * 120,708 17,248
Elastic NV * 38,638 3,828
Entegris, Inc.  103,320 10,235
Gartner, Inc. * 37,242 18,043
Gitlab, Inc. - Class A * 64,041 3,609
Globant SA * 52,407 11,237
HubSpot, Inc. * 31,386 21,869

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Marvell Technology,
Inc.  61,787 6,824
MongoDB, Inc. * 41,819 9,736
Monolithic Power
Systems, Inc.  10,433 6,173
Nutanix, Inc. - Class A * 133,964 8,196
ON Semiconductor
Corp. * 113,944 7,184
Onto Innovation, Inc. * 33,083 5,514
Palantir Technologies,
Inc. - Class A * 281,379 21,281
Palo Alto Networks,
Inc. * 28,916 5,261
Rambus, Inc. * 109,169 5,771
Rubrik, Inc. - Class A * 66,584 4,352
Snowflake, Inc. * 22,604 3,490
Take-Two Interactive
Software, Inc. * 56,982 10,489
Teledyne Technologies,
Inc. * 14,435 6,700
Teradyne, Inc.  100,525 12,658
Tyler Technologies,
Inc. * 16,674 9,615
Total 294,356
Materials ( 0 .8% )
Eagle Materials, Inc.  32,048 7,908
Total 7,908
Utilities ( 0 .9% )
Vistra Corp.  65,288 9,001
Total 9,001
Total Common Stocks
(Cost: $973,351) 1,017,770
Total Investments (99.0%)
(Cost: $973,351)
@
1,017,770
Other Assets, Less
Liabilities (1.0%) 10,102
Net Assets (100.0%) 1,027,872
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $981,197 and the net unrealized appreciation of investments based on that cost was $36,573 which is comprised of $90,506 aggregate gross unrealized appreciation and
$53,933 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,017,770 $ — $ —
Total Assets:
$ 1,017,770 $ — $ —

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
( 99 .0% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 1 .4% )
Frontier
Communications
Parent, Inc. * 105,555 3,663
Iridium
Communications, Inc.  54,239 1,574
The New York Times
Co. - Class A  77,761 4,047
Nexstar Media Group,
Inc.  13,900 2,196
TKO Group Holdings,
Inc. * 31,778 4,516
Warner Music Group
Corp. - Class A  67,462 2,091
ZoomInfo
Technologies, Inc. * 129,272 1,359
Total 19,446
Consumer Discretionary ( 14 .1% )
Abercrombie & Fitch
Co. * 24,345 3,639
Aramark  125,547 4,684
Autoliv, Inc.  34,525 3,238
AutoNation, Inc. * 12,527 2,128
Boyd Gaming Corp.  31,593 2,292
Brunswick Corp.  31,429 2,033
Burlington Stores, Inc. * 30,016 8,556
Capri Holdings, Ltd. * 56,161 1,183
Chewy, Inc. - Class A * 78,543 2,630
Choice Hotels
International, Inc.  10,649 1,512
Churchill Downs, Inc.  35,028 4,678
Columbia Sportswear
Co.  15,215 1,277
Crocs, Inc. * 27,771 3,042
Dick's Sporting Goods,
Inc.  27,567 6,308
Duolingo, Inc. * 18,064 5,857
Five Below, Inc. * 26,210 2,751
Floor & Decor
Holdings, Inc. * 51,205 5,105
GameStop Corp. -
Class A * 193,673 6,070
The Gap, Inc.  105,808 2,500
Gentex Corp.  108,368 3,113
The Goodyear Tire &
Rubber Co. * 136,399 1,228
Graham Holdings Co. -
Class B  1,606 1,400
Grand Canyon
Education, Inc. * 13,701 2,244
H&R Block, Inc.  65,366 3,454
Harley-Davidson, Inc.  54,591 1,645
Hilton Grand Vacations,
Inc. * 29,553 1,151
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Hyatt Hotels Corp. -
Class A  20,145 3,162
KB Home  33,576 2,207
Lear Corp.  25,860 2,449
Light & Wonder, Inc. * 42,088 3,636
Lithia Motors, Inc.  12,695 4,538
Macy's, Inc.  132,279 2,239
Marriott Vacations
Worldwide Corp.  15,303 1,374
Mattel, Inc. * 160,512 2,846
Murphy USA, Inc.  8,783 4,407
Nordstrom, Inc.  46,283 1,118
Ollie's Bargain Outlet
Holdings, Inc. * 29,287 3,214
Penske Automotive
Group, Inc.  8,944 1,363
Planet Fitness, Inc. -
Class A * 40,122 3,967
Polaris, Inc.  24,950 1,438
PVH Corp.  26,660 2,819
RH * 7,126 2,805
Service Corp.
International  68,946 5,503
Skechers USA, Inc. -
Class A * 62,690 4,215
Taylor Morrison Home
Corp. * 49,310 3,018
Tempur Sealy
International, Inc.  82,946 4,702
Texas Roadhouse, Inc.  31,799 5,738
Thor Industries, Inc.  25,397 2,431
Toll Brothers, Inc.  48,142 6,063
TopBuild Corp. * 13,974 4,351
Travel + Leisure Co.  32,621 1,646
Under Armour, Inc. -
Class A * 90,557 750
Under Armour, Inc. -
Class C * 60,663 453
Vail Resorts, Inc.  17,852 3,346
Valvoline, Inc. * 61,415 2,222
Visteon Corp. * 13,198 1,171
The Wendy's Co.  81,178 1,323
Whirlpool Corp.  26,270 3,007
Williams-Sonoma, Inc.  60,223 11,152
Wingstop, Inc.  13,925 3,957
Wyndham Hotels &
Resorts, Inc.  37,070 3,736
YETI Holdings, Inc. * 40,586 1,563
Total 197,647
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples ( 4 .4% )
BellRing Brands, Inc. * 61,599 4,641
BJ's Wholesale Club
Holdings, Inc. * 63,188 5,646
The Boston Beer Co.,
Inc. - Class A * 4,098 1,229
Casey's General
Stores, Inc.  17,692 7,010
Celsius Holdings, Inc. * 75,034 1,976
Coca-Cola
Consolidated, Inc.  2,810 3,540
Coty, Inc. - Class A * 174,253 1,213
Darling Ingredients,
Inc. * 75,789 2,553
e.l.f. Beauty, Inc. * 26,848 3,371
Flowers Foods, Inc.  93,812 1,938
Ingredion, Inc.  31,108 4,279
Lancaster Colony Corp.  9,194 1,592
Performance Food
Group Co. * 74,240 6,277
Pilgrim's Pride Corp. * 19,214 872
Post Holdings, Inc. * 22,547 2,581
Sprouts Farmers
Market, Inc. * 47,665 6,057
US Foods Holding
Corp. * 110,978 7,487
Total 62,262
Energy ( 4 .5% )
Antero Midstream
Corp.  161,160 2,432
Antero Resources
Corp. * 139,685 4,896
ChampionX Corp.  90,708 2,466
Civitas Resources, Inc.  42,323 1,941
CNX Resources Corp. * 71,157 2,609
DT Midstream, Inc.  46,393 4,613
Expand Energy Corp.  100,222 9,977
HF Sinclair Corp.  76,203 2,671
Matador Resources
Co.  55,260 3,109
Murphy Oil Corp.  65,289 1,976
NOV, Inc.  185,524 2,709
Oasis Petroleum, Inc.  29,156 3,409
Ovintiv, Inc.  124,078 5,025
PBF Energy, Inc. -
Class A  46,582 1,237
Permian Resources
Corp.  302,794 4,354
Range Resources
Corp.  114,985 4,137
Valaris, Ltd. * 31,206 1,380
Viper Energy, Inc.  49,086 2,409

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
Weatherford
International PLC  34,647 2,482
Total 63,832
Financials ( 17 .8% )
Affiliated Managers
Group, Inc.  14,399 2,663
Ally Financial, Inc.  130,709 4,707
American Financial
Group, Inc.  34,462 4,719
Annaly Capital
Management, Inc.  267,206 4,890
Associated Banc-Corp.  76,666 1,832
Bank OZK  50,478 2,248
Brighthouse Financial,
Inc. * 28,248 1,357
Cadence Bank  87,273 3,007
The Carlyle Group, Inc.  100,572 5,078
CNO Financial Group,
Inc.  49,206 1,831
Columbia Banking
System, Inc.  99,805 2,696
Comerica, Inc.  62,653 3,875
Commerce
Bancshares, Inc.  58,301 3,633
Cullen/Frost Bankers,
Inc.  30,542 4,100
East West Bancorp,
Inc.  66,048 6,325
Equitable Holdings, Inc.  149,339 7,044
Essent Group, Ltd.  50,602 2,755
Euronet Worldwide,
Inc. * 19,681 2,024
Evercore, Inc. - Class A  16,873 4,677
F.N.B. Corp.  171,982 2,542
Federated Hermes, Inc.  37,143 1,527
Fidelity National
Financial, Inc.  123,903 6,956
First American
Financial Corp.  49,041 3,062
First Financial
Bankshares, Inc.  61,238 2,208
First Horizon Corp.  252,490 5,085
FirstCash Holdings,
Inc.  18,541 1,921
Flagstar Financial, Inc.  144,387 1,347
Glacier Bancorp, Inc.  54,186 2,721
Hamilton Lane, Inc. -
Class A  19,913 2,948
Hancock Whitney Corp.  41,183 2,253
The Hanover Insurance
Group, Inc.  17,203 2,661
Home BancShares,
Inc.  87,795 2,485
Houlihan Lokey, Inc.  25,544 4,436
Interactive Brokers
Group, Inc. - Class A  51,903 9,170
International
Bancshares Corp.  25,608 1,617
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Janus Henderson
Group PLC  60,603 2,577
Jefferies Financial
Group, Inc.  77,365 6,065
Kemper Corp.  28,670 1,905
Kinsale Capital Group,
Inc.  10,544 4,904
MGIC Investment Corp.  120,693 2,862
Morningstar, Inc.  12,896 4,343
Old National Bancorp  152,306 3,306
Old Republic
International Corp.  111,114 4,021
Pinnacle Financial
Partners, Inc.  36,447 4,169
Primerica, Inc.  15,906 4,317
Prosperity Bancshares,
Inc.  45,493 3,428
Reinsurance Group of
America, Inc.  31,392 6,706
RenaissanceRe
Holdings, Ltd.  24,755 6,159
RLI Corp.  19,909 3,282
Ryan Specialty Group
Holdings, Inc.  50,708 3,253
SEI Investments Co.  46,679 3,850
Selective Insurance
Group, Inc.  29,040 2,716
Shift4 Payments, Inc. -
Class A * 32,727 3,396
SLM Corp.  101,166 2,790
SouthState Corp.  36,308 3,612
Starwood Property
Trust, Inc.  152,606 2,892
Stifel Financial Corp.  48,774 5,174
Synovus Financial
Corp.  67,452 3,456
Texas Capital
Bancshares, Inc. * 22,130 1,731
UMB Financial Corp.  21,224 2,395
United Bankshares,
Inc.  64,164 2,409
Unum Group  80,075 5,848
Valley National
Bancorp  226,079 2,048
Voya Financial, Inc.  45,877 3,158
Webster Financial
Corp.  81,623 4,507
Western Alliance
Bancorp  51,964 4,341
WEX, Inc. * 18,960 3,324
Wintrust Financial
Corp.  31,753 3,960
Zions Bancorp NA  70,552 3,827
Total 249,131
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Health Care ( 9 .3% )
Acadia Healthcare Co.,
Inc. * 44,213 1,753
Amedisys, Inc. * 15,560 1,413
Arrowhead
Pharmaceuticals,
Inc. * 59,180 1,113
Avantor, Inc. * 324,833 6,844
BioMarin
Pharmaceutical,
Inc. * 90,957 5,979
Bio-Rad Laboratories,
Inc. - Class A * 9,170 3,012
Bruker Corp.  52,701 3,089
Chemed Corp.  7,144 3,785
Cytokinetics, Inc. * 56,327 2,650
DENTSPLY SIRONA,
Inc.  94,569 1,795
Doximity, Inc.
- Class A * 61,080 3,261
Encompass Health
Corp.  48,018 4,434
Enovis Corp. * 26,716 1,172
Ensign Group, Inc.  27,089 3,599
Envista Holdings
Corp. * 82,373 1,589
Exelixis, Inc. * 136,300 4,539
Globus Medical, Inc. -
Class A * 54,186 4,482
Haemonetics Corp. * 23,931 1,869
Halozyme
Therapeutics, Inc. * 60,642 2,899
HealthEquity, Inc. * 41,636 3,995
Illumina, Inc. * 75,588 10,101
Jazz Pharmaceuticals
PLC * 28,802 3,547
Lantheus Holdings,
Inc. * 33,122 2,963
LivaNova PLC * 26,018 1,205
Masimo Corp. * 21,177 3,501
Medpace Holdings,
Inc. * 12,159 4,040
Neogen Corp. * 94,479 1,147
Neurocrine
Biosciences, Inc. * 48,283 6,591
Option Care Health,
Inc. * 81,095 1,881
Penumbra, Inc. * 18,285 4,342
Perrigo Co. PLC  65,340 1,680
Repligen Corp. * 24,888 3,582
Roivant Sciences,
Ltd. * 204,543 2,420
Sarepta Therapeutics,
Inc. * 45,526 5,535
Sotera Health Co. * 72,597 993
Tenet Healthcare
Corp. * 45,339 5,723
United Therapeutics
Corp. * 21,257 7,500
Total 130,023

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Industrials ( 21 .3% )
AAON, Inc.  32,170 3,786
Acuity Brands, Inc.  14,562 4,254
Advanced Drainage
Systems, Inc.  33,704 3,896
AECOM  63,892 6,825
AGCO Corp.  29,634 2,770
American Airlines
Group, Inc. * 313,775 5,469
Applied Industrial
Technologies, Inc.  18,308 4,384
ASGN, Inc. * 21,076 1,757
Avis Budget Group,
Inc. * 8,027 647
The Brink's Co.  20,805 1,930
BWX Technologies, Inc.  43,588 4,855
CACI International,
Inc. * 10,684 4,317
Carlisle Cos., Inc.  21,546 7,947
Chart Industries, Inc. * 20,090 3,834
Clean Harbors, Inc. * 24,145 5,557
CNH Industrial NV  416,687 4,721
Comfort Systems USA,
Inc.  16,912 7,172
Concentrix Corp.  22,233 962
Core & Main, Inc. -
Class A * 91,815 4,674
Crane Co.  23,183 3,518
Curtiss-Wright Corp.  18,082 6,417
Donaldson Co., Inc.  57,079 3,844
EMCOR Group, Inc.  21,929 9,954
EnerSys  18,967 1,753
ESAB Corp.  27,146 3,256
ExlService Holdings,
Inc. * 76,657 3,402
Exponent, Inc.  24,180 2,154
Flowserve Corp.  62,756 3,610
Fluor Corp. * 81,732 4,031
Fortune Brands Home
& Security, Inc.  59,355 4,056
FTI Consulting, Inc. * 16,830 3,217
GATX Corp.  16,927 2,623
Genpact, Ltd.  77,340 3,322
Graco, Inc.  80,456 6,782
GXO Logistics, Inc. * 57,076 2,483
Hexcel Corp.  38,552 2,417
Insperity, Inc.  16,918 1,311
ITT, Inc.  38,814 5,546
KBR, Inc.  63,477 3,677
Kirby Corp. * 27,351 2,894
Knight-Swift
Transportation
Holdings, Inc.  77,312 4,101
Landstar System, Inc.  16,829 2,892
Lincoln Electric
Holdings, Inc.  26,891 5,041
ManpowerGroup, Inc.  22,362 1,291
MasTec, Inc. * 29,343 3,995
MAXIMUS, Inc.  28,637 2,138
The Middleby Corp. * 25,620 3,470
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
MSA Safety, Inc.  18,726 3,104
MSC Industrial Direct
Co., Inc.  21,291 1,590
Mueller Industries, Inc.  54,153 4,298
NEXTracker, Inc. -
Class A * 68,401 2,499
nVent Electric PLC  78,524 5,352
Oshkosh Corp.  31,009 2,948
Owens Corning  40,882 6,963
Parsons Corp. * 22,376 2,064
Paylocity Holding
Corp. * 20,735 4,136
RB Global, Inc.  87,902 7,930
RBC Bearings, Inc. * 14,880 4,451
Regal Rexnord Corp.  31,561 4,896
Ryder System, Inc.  20,150 3,161
Saia, Inc. * 12,677 5,777
Science Applications
International Corp.  23,615 2,640
Sensata Technologies
Holding PLC  71,264 1,953
Simpson Manufacturing
Co., Inc.  20,089 3,331
Terex Corp.  31,839 1,472
Tetra Tech, Inc.  127,812 5,092
The Timken Co.  30,391 2,169
The Toro Co.  48,905 3,917
Trex Co., Inc. * 51,053 3,524
UFP Industries, Inc.  28,934 3,259
Valmont Industries, Inc.  9,549 2,928
Watsco, Inc.  16,623 7,877
Watts Water
Technologies, Inc. -
Class A  13,037 2,650
WESCO International,
Inc.  21,247 3,845
Woodward, Inc.  28,430 4,731
XPO Logistics, Inc. * 55,485 7,277
Total 298,786
Information Technology ( 10 .5% )
Allegro Microsystems,
Inc. * 62,179 1,359
Altair Engineering, Inc.
- Class A * 28,489 3,108
Amkor Technology, Inc.  54,408 1,398
AppFolio, Inc.
- Class A * 11,013 2,717
Arrow Electronics,
Inc. * 25,066 2,835
Aspen Technology,
Inc. * 12,696 3,169
Avnet, Inc.  41,450 2,169
Belden, Inc.  19,223 2,165
BILL Holdings, Inc. * 45,266 3,834
Blackbaud, Inc. * 18,678 1,381
Ciena Corp. * 68,845 5,839
Cirrus Logic, Inc. * 25,322 2,522
Cognex Corp.  81,726 2,931
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Coherent Corp. * 73,720 6,983
CommVault Systems,
Inc. * 20,843 3,145
Crane Holdings Co.  23,511 1,369
DocuSign, Inc. * 96,746 8,701
Dolby Laboratories,
Inc. - Class A  28,423 2,220
Dropbox, Inc.
- Class A * 106,075 3,186
Dynatrace, Inc. * 142,246 7,731
Fabrinet * 17,294 3,803
Flex, Ltd. * 184,847 7,096
IPG Photonics Corp. * 12,761 928
Kyndryl Holdings, Inc. * 110,465 3,822
Lattice Semiconductor
Corp. * 65,912 3,734
Littelfuse, Inc.  11,816 2,784
Lumentum Holdings,
Inc. * 32,742 2,749
MACOM Technology
Solutions Holdings,
Inc. * 27,644 3,591
Manhattan Associates,
Inc. * 29,113 7,867
MKS Instruments, Inc.  32,155 3,357
Novanta, Inc. * 17,116 2,615
Onto Innovation, Inc. * 23,535 3,923
Power Integrations, Inc.  27,033 1,668
Pure Storage, Inc. * 148,383 9,115
Qualys, Inc. * 17,437 2,445
Rambus, Inc. * 50,792 2,685
Silicon Laboratories,
Inc. * 15,441 1,918
Synaptics, Inc. * 19,037 1,453
TD SYNNEX Corp.  36,090 4,233
Teradata Corp. * 45,588 1,420
Universal Display Corp.  21,033 3,075
Vontier Corp.  71,585 2,611
The Western Union Co.  160,632 1,703
Total 147,357
Materials ( 6 .3% )
Alcoa Corp.  123,151 4,653
AptarGroup, Inc.  31,689 4,978
Arcadium Lithium
PLC * 514,238 2,638
Ashland Global
Holdings, Inc.  23,225 1,660
Avient Corp.  43,470 1,776
Axalta Coating
Systems, Ltd. * 103,953 3,557
Berry Global Group,
Inc.  54,628 3,533
Cabot Corp.  26,229 2,395
Carpenter Technology
Corp.  23,757 4,032
The Chemours Co.  71,078 1,201
Cleveland-Cliffs, Inc. * 231,181 2,173
Commercial Metals Co.  54,272 2,692

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
Crown Holdings, Inc.  56,344 4,659
Eagle Materials, Inc.  15,990 3,946
Graphic Packaging
Holding Co.  143,085 3,886
Greif, Inc. - Class A  12,294 751
Knife River Corp. * 26,979 2,742
Louisiana-Pacific Corp.  29,791 3,085
NewMarket Corp.  3,656 1,932
Olin Corp.  55,580 1,879
Reliance, Inc.  25,798 6,946
Royal Gold, Inc.  31,342 4,132
RPM International, Inc.  61,361 7,551
The Scotts Miracle-Gro
Co.  20,283 1,346
Silgan Holdings, Inc.  38,649 2,012
Sonoco Products Co.  46,796 2,286
United States Steel
Corp.  107,336 3,648
Westlake Corp.  15,916 1,825
Total 87,914
Real Estate ( 6 .8% )
Agree Realty Corp.  49,239 3,469
American Homes 4
Rent - Class A  151,207 5,658
Brixmor Property
Group, Inc.  144,169 4,014
Corporate Office
Properties Trust  53,881 1,668
Cousins Properties,
Inc.  79,738 2,443
CubeSmart LP  107,605 4,611
EastGroup Properties,
Inc.  23,553 3,780
EPR Properties  36,017 1,595
Equity LifeStyle
Properties, Inc.  91,085 6,066
First Industrial Realty
Trust, Inc.  63,076 3,162
Gaming and Leisure
Properties, Inc.  130,735 6,296
Healthcare Realty
Trust, Inc.  168,872 2,862
Independence Realty
Trust, Inc.  107,082 2,125
Jones Lang LaSalle,
Inc. * 22,614 5,725
Kilroy Realty Corp.  50,439 2,040
Kite Realty Group Trust  104,936 2,649
Lamar Advertising Co. -
Class A  41,993 5,112
National Retail
Properties, Inc.  89,376 3,651
National Storage
Affiliates Trust  33,325 1,263
Omega Healthcare
Investors, Inc.  128,691 4,871
Park Hotels & Resorts,
Inc.  98,299 1,383
PotlatchDeltic Corp.  34,328 1,347
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Rayonier, Inc.  63,817 1,666
Rexford Industrial
Realty, Inc.  105,763 4,089
Sabra Health Care
REIT, Inc.  112,793 1,954
STAG Industrial, Inc.  87,083 2,945
Vornado Realty Trust  79,048 3,323
WP Carey, Inc.  104,318 5,683
Total 95,450
Utilities ( 2 .6% )
ALLETE, Inc.  27,644 1,791
Black Hills Corp.  33,977 1,988
Essential Utilities, Inc.  120,485 4,376
IDACORP, Inc.  25,364 2,772
National Fuel Gas Co.  43,700 2,652
New Jersey Resources
Corp.  47,422 2,212
Northwestern Energy
Group, Inc.  29,274 1,565
OGE Energy Corp.  95,646 3,945
ONE Gas, Inc.  26,967 1,868
Ormat Technologies,
Inc.  27,386 1,855
Portland General
Electric Co.  50,141 2,187
Southwest Gas
Holdings, Inc.  28,840 2,039
Spire, Inc.  27,626 1,874
TXNM Energy, Inc.  42,904 2,110
UGI Corp.  102,527 2,894
Total 36,128
Total Common Stocks
(Cost: $983,685) 1,387,976
Short-Term
Investments ( 0 .0% )
Governments ( 0 .0% )
US Treasury
0.000%, 3/27/25 β 885,000 876
Total 876
Total Short-Term Investments
(Cost: $876) 876
Total Investments (99.0%)
(Cost: $984,561)
@
1,388,852
Other Assets, Less
Liabilities (1.0%) 13,663
Net Assets (100.0%) 1,402,515

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-Mini S&P MidCap 400 Future Long USD 5 46 3/25 $ 14,475 $ (511) $ 51
$ (511) $ 51
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ 51 $ 51 $ – $ – $ – $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
β Part or all of the security has been pledged as collateral.
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $985,608 and the net unrealized appreciation of investments based on that cost was $402,733 which is comprised of $468,167 aggregate gross unrealized appreciation and
$65,433 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,387,976 $ — $ —
Short-Term Investments — 876 —
Total Assets:
$ 1,387,976 $ 876 $ —
Liabilities:
Other Financial Instruments^
Futures (511) — —
Total Liabilities:
$ (511) $ — $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
Common Stocks
( 97.0% )
Shares/
Par
+
Value
$ (000's)
Communication Services (0.9%)
Fox Corp. - Class B  45,012 2,059
Omnicom Group, Inc.  40,509 3,485
Total 5,544
Consumer Discretionary (2.6%)
Aptiv PLC * 27,940 1,690
BorgWarner, Inc.  136,102 4,327
The Interpublic Group
of Companies, Inc.  222,635 6,238
Mohawk Industries,
Inc. * 37,863 4,510
Total 16,765
Consumer Staples (11.8%)
Conagra Brands, Inc.  434,606 12,061
Dollar Tree, Inc. * 73,102 5,478
The Estee Lauder
Cos., Inc. - Class A  62,782 4,708
General Mills, Inc.  119,758 7,637
Heineken NV  74,492 5,289
Henkel AG & Co. KGaA
- Preference Shares  50,364 4,421
Kenvue, Inc.  310,445 6,628
Kimberly-Clark Corp.  68,988 9,040
Koninklijke Ahold
Delhaize NV  290,077 9,460
Pernod Ricard SA  56,258 6,292
Reckitt Benckiser
Group PLC  56,909 3,438
Total 74,452
Energy (5.6%)
Baker Hughes Co.  158,498 6,502
Coterra Energy, Inc.  197,468 5,043
Enterprise Products
Partners LP  394,306 12,365
EQT Corp.  106,990 4,933
Occidental Petroleum
Corp.  128,265 6,338
Total 35,181
Financials (16.6%)
AllianceBernstein
Holding LP  72,744 2,698
The Allstate Corp.  44,119 8,506
The Bank of New York
Mellon Corp.  110,246 8,470
Commerce
Bancshares, Inc.  135,560 8,447
Equity Residential  107,136 7,688
First Hawaiian, Inc.  131,004 3,400
The Hanover Insurance
Group, Inc.  41,412 6,405
Northern Trust Corp.  100,473 10,298
The PNC Financial
Services Group, Inc.  13,468 2,597
Common Stocks
(97.0%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Reinsurance Group of
America, Inc.  12,463 2,662
T. Rowe Price Group,
Inc.  66,936 7,570
Truist Financial Corp.  251,704 10,919
U.S. Bancorp  232,580 11,124
Westamerica
Bancorporation  62,785 3,294
Willis Towers Watson
PLC  34,458 10,794
Total 104,872
Health Care (17.5%)
Becton Dickinson and
Co.  42,874 9,727
Cardinal Health, Inc.  58,749 6,948
Cencora, Inc.  21,012 4,721
Centene Corp. * 81,633 4,945
DENTSPLY SIRONA,
Inc.  146,477 2,780
Envista Holdings
Corp. * 216,942 4,185
GE HealthCare
Technologies, Inc.  78,974 6,174
Henry Schein, Inc. * 180,823 12,513
Hologic, Inc. * 67,285 4,851
ICON PLC * 13,837 2,902
IQVIA Holdings, Inc. * 14,145 2,780
Labcorp Holdings, Inc.  41,891 9,606
Medtronic PLC  70,897 5,663
Quest Diagnostics, Inc.  55,886 8,431
Teleflex, Inc.  6,814 1,213
Universal Health
Services, Inc.
- Class B  23,252 4,172
Zimmer Biomet
Holdings, Inc.  177,606 18,760
Total 110,371
Industrials (14.7%)
ABM Industries, Inc.  64,850 3,319
Beacon Roofing
Supply, Inc. * 78,216 7,945
Bunzl PLC  143,048 5,889
CSX Corp.  170,548 5,504
Cummins, Inc.  4,994 1,741
Dover Corp.  12,877 2,416
Edenred  92,617 3,025
Emerson Electric Co.  50,578 6,268
Huntington Ingalls
Industries, Inc.  4,843 915
L3Harris Technologies,
Inc.  28,757 6,047
MSC Industrial Direct
Co., Inc.  109,169 8,154
Common Stocks
(97.0%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Norfolk Southern Corp.  43,784 10,276
Oshkosh Corp.  85,666 8,144
Republic Services, Inc.  12,542 2,523
Southwest Airlines Co.  232,799 7,827
The Timken Co.  44,335 3,164
VINCI SA  66,127 6,787
Weir Group PLC  119,615 3,257
Total 93,201
Information Technology (5.5%)
Amdocs, Ltd.  93,594 7,968
Cognizant Technology
Solutions Corp.  58,513 4,500
F5, Inc. * 20,450 5,142
HP, Inc.  228,870 7,468
ON Semiconductor
Corp. * 75,537 4,763
TE Connectivity PLC  35,655 5,098
Total 34,939
Materials (3.3%)
Akzo Nobel NV  76,209 4,576
Graphic Packaging
Holding Co.  268,977 7,306
Packaging Corp. of
America  10,471 2,357
PPG Industries, Inc.  29,513 3,525
Reliance, Inc.  11,725 3,157
Total 20,921
Real Estate (7.6%)
Agree Realty Corp.  70,483 4,965
American Tower Corp.  22,763 4,175
Essex Property Trust,
Inc.  12,820 3,659
Healthpeak Properties,
Inc.  215,788 4,374
Public Storage  20,442 6,121
Realty Income Corp.  179,759 9,601
Regency Centers Corp.  65,204 4,821
Ventas, Inc.  95,764 5,640
VICI Properties, Inc.  168,051 4,909
Total 48,265
Utilities (10.9%)
Duke Energy Corp.  33,635 3,624
Edison International  142,840 11,404
Evergy, Inc.  148,518 9,141
Eversource Energy  147,582 8,476
Northwestern Energy
Group, Inc.  179,202 9,580
ONE Gas, Inc.  83,180 5,760
Spire, Inc.  101,795 6,905
WEC Energy Group,
Inc.  57,683 5,425

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
Common Stocks
(97.0%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
Xcel Energy, Inc.  131,124 8,853
Total 69,168
Total Common Stocks
(Cost: $610,694) 613,679
Total Investments (97.0%)
(Cost: $610,694)
@
613,679
Other Assets, Less
Liabilities (3.0%) 18,756
Net Assets (100.0%) 632,435
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Bank of America NA EUR 32,093 33,369 3/28/25 $ 473 $ — $ 473
Buy       Bank of America NA GBP 240 300 3/28/25 — (5) (5)
Sell       Bank of America NA GBP 8,674 10,852 3/28/25 121 — 121
$ 594 $ (5) $ 589
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 594 — $ 594 $ (5) — — $ (5)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $615,515 and the net unrealized depreciation of investments based on that cost was $1,247 which is comprised of $42,174 aggregate gross unrealized appreciation and
$43,421 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples $ 45,552 $ 28,900 $ —
Industrials 74,243 18,958 —
Materials 16,345 4,576 —
All Others 425,105 — —
Other Financial Instruments^
Forward Foreign Currency Contracts — 594 —
Total Assets:
$ 561,245 $ 53,028 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — (5) —
Total Liabilities:
$ — $ (5) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
Common Stocks
( 98 .8% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 0 .4% )
CarGurus, Inc. * 80,713 2,949
Total 2,949
Consumer Discretionary ( 10 .0% )
Abercrombie & Fitch
Co. * 45,199 6,756
Boot Barn Holdings,
Inc. * 30,848 4,683
Cavco Industries, Inc. * 9,712 4,334
Century Communities,
Inc.  27,776 2,038
Chewy, Inc. - Class A * 43,426 1,454
Five Below, Inc. * 33,293 3,494
Installed Building
Products, Inc.  34,180 5,990
Modine Manufacturing
Co. * 60,589 7,024
Patrick Industries, Inc.  40,432 3,359
PVH Corp.  59,249 6,266
Smith Douglas Homes
Corp. * 103,456 2,653
Sweetgreen, Inc. -
Class A * 208,485 6,684
Wayfair, Inc. - Class A * 94,505 4,188
Wingstop, Inc.  9,030 2,566
Wyndham Hotels &
Resorts, Inc.  67,139 6,767
YETI Holdings, Inc. * 139,564 5,375
Total 73,631
Consumer Staples ( 3 .0% )
BellRing Brands, Inc. * 100,596 7,579
Freshpet, Inc. * 43,581 6,455
Interparfums, Inc.  60,537 7,961
Total 21,995
Energy ( 2 .3% )
Cactus, Inc. - Class A  75,138 4,385
Gulfport Energy Corp. * 26,707 4,920
Kodiak Gas Services,
Inc.  69,757 2,848
Matador Resources
Co.  79,559 4,476
Total 16,629
Financials ( 8 .3% )
Evercore, Inc. - Class A  21,462 5,949
Hamilton Lane, Inc. -
Class A  52,780 7,814
Mr. Cooper Group,
Inc. * 52,974 5,086
Remitly Global, Inc. * 222,330 5,018
SiriusPoint, Ltd. * 10,900 179
StepStone Group, Inc. -
Class A  161,031 9,320
Stifel Financial Corp.  71,663 7,602
Common Stocks
(98.8%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Synovus Financial
Corp.  126,245 6,468
Triumph Financial,
Inc. * 64,539 5,865
WEX, Inc. * 16,541 2,900
White Mountains
Insurance Group,
Ltd.  2,423 4,713
Total 60,914
Health Care ( 24 .5% )
Acadia Healthcare Co.,
Inc. * 81,479 3,231
Akero Therapeutics,
Inc. * 93,228 2,594
Amicus Therapeutics,
Inc. * 327,828 3,088
Apellis
Pharmaceuticals,
Inc. * 55,533 1,772
Apogee Therapeutics,
Inc. * 43,622 1,976
AtriCure, Inc. * 98,659 3,015
Avidity Biosciences,
Inc. * 135,258 3,933
Axsome Therapeutics,
Inc. * 44,964 3,805
Biohaven, Ltd. * 20,678 772
Blueprint Medicines
Corp. * 66,981 5,842
Celldex Therapeutics,
Inc. * 132,317 3,344
Crinetics
Pharmaceuticals,
Inc. * 136,085 6,958
Cytek Biosciences,
Inc. * 351,485 2,281
Cytokinetics, Inc. * 54,727 2,574
Denali Therapeutics,
Inc. * 81,078 1,652
Disc Medicine, Inc. * 49,975 3,169
Encompass Health
Corp.  22,569 2,084
Ensign Group, Inc.  73,011 9,700
Geron Corp. * 950,351 3,364
Glaukos Corp. * 50,736 7,607
Haemonetics Corp. * 60,380 4,715
HealthEquity, Inc. * 63,315 6,075
Hims & Hers Health,
Inc. * 251,977 6,093
Insmed, Inc. * 41,134 2,840
Inspire Medical
Systems, Inc. * 8,223 1,524
Ionis Pharmaceuticals,
Inc. * 69,939 2,445
Common Stocks
(98.8%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
iRhythm Technologies,
Inc. * 59,833 5,395
Janux Therapeutics,
Inc. * 39,700 2,126
Kymera Therapeutics,
Inc. * 72,416 2,913
Lantheus Holdings,
Inc. * 54,173 4,846
MBX Biosciences,
Inc. * 77,052 1,420
Merit Medical Systems,
Inc. * 53,896 5,213
Nurix Therapeutics,
Inc. * 95,038 1,791
Nuvalent, Inc.
- Class A * 29,648 2,321
Option Care Health,
Inc. * 185,673 4,308
PROCEPT BioRobotics
Corp. * 48,390 3,896
Protagonist
Therapeutics, Inc. * 57,182 2,207
PTC Therapeutics,
Inc. * 80,149 3,618
RadNet, Inc. * 86,724 6,057
Revolution Medicines,
Inc. * 109,391 4,785
Rocket
Pharmaceuticals,
Inc. * 192,020 2,414
Scholar Rock Holding
Corp. * 84,366 3,646
Soleno Therapeutics,
Inc. * 44,985 2,022
Spyre Therapeutics,
Inc. * 67,144 1,563
Structure Therapeutics,
Inc., ADR * 50,227 1,362
Twist Bioscience
Corp. * 32,596 1,515
Ultragenyx
Pharmaceutical,
Inc. * 48,375 2,035
Vaxcyte, Inc. * 87,955 7,200
Veracyte, Inc. * 84,366 3,341
Vericel Corp. * 60,727 3,335
Verona Pharma PLC,
ADR * 76,967 3,574
Total 179,356

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
Common Stocks
(98.8%)
Shares/
Par
+
Value
$ (000’s)
Industrials ( 24 .1% )
ACV Auctions, Inc. -
Class A * 246,245 5,319
Applied Industrial
Technologies, Inc.  41,455 9,927
Archer Aviation, Inc. -
Class A * 132,747 1,294
The AZEK Co., Inc. * 141,924 6,737
AZZ, Inc.  34,829 2,853
Bloom Energy Corp. * 156,157 3,468
Boise Cascade Co.  26,919 3,200
CACI International,
Inc. * 9,089 3,672
Casella Waste
Systems, Inc.
- Class A * 57,402 6,074
CBIZ, Inc. * 94,000 7,692
Chart Industries, Inc. * 59,962 11,443
Fluor Corp. * 190,426 9,392
FTAI Aviation, Ltd.  111,601 16,075
Hillman Solutions
Corp. * 550,983 5,367
Huron Consulting
Group, Inc. * 27,392 3,404
Innodata, Inc. * 67,212 2,656
JBT Marel Corp.  63,424 8,061
KBR, Inc.  70,970 4,111
Knight-Swift
Transportation
Holdings, Inc.  105,403 5,591
Moog, Inc. - Class A  30,578 6,019
MYR Group, Inc. * 21,272 3,165
NEXTracker, Inc. -
Class A * 131,308 4,797
Primoris Services Corp.  55,474 4,238
Rocket Lab USA, Inc. * 166,587 4,243
Rush Enterprises, Inc. -
Class A  121,442 6,654
SPX Technologies,
Inc. * 60,189 8,759
Tecnoglass, Inc.  64,276 5,098
Valmont Industries, Inc.  15,795 4,844
Verra Mobility Corp. * 392,150 9,482
WillScot Holdings
Corp. * 94,964 3,176
Total 176,811
Information Technology ( 19 .7% )
Agilysys, Inc. * 46,576 6,135
AppFolio, Inc.
- Class A * 21,081 5,201
Aurora Innovation,
Inc. * 319,139 2,011
AvePoint, Inc. * 297,118 4,905
Blackbaud, Inc. * 42,670 3,154
CCC Intelligent
Solutions Holdings,
Inc. * 468,686 5,498
Cirrus Logic, Inc. * 41,430 4,126
Common Stocks
(98.8%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Clearwater Analytics
Holdings, Inc.
- Class A * 243,964 6,714
Credo Technology
Group Holding, Ltd. * 108,544 7,295
ePlus, Inc. * 42,891 3,169
Fabrinet * 28,954 6,366
FormFactor, Inc. * 121,704 5,355
Grid Dynamics
Holdings, Inc. * 261,508 5,816
Guidewire Software,
Inc. * 24,124 4,067
Informatica, Inc.
- Class A * 183,962 4,770
Insight Enterprises,
Inc. * 30,919 4,703
Intapp, Inc. * 118,901 7,620
Jamf Holding Corp. * 368,552 5,178
Marathon Digital
Holdings, Inc. * 168,249 2,822
MKS Instruments, Inc.  46,737 4,879
Napco Security
Technologies, Inc.  68,507 2,436
Novanta, Inc. * 28,410 4,340
Pegasystems, Inc.  59,511 5,546
Power Integrations, Inc.  64,023 3,950
Rambus, Inc. * 116,485 6,157
Semtech Corp. * 61,845 3,825
Sprout Social, Inc. -
Class A * 70,852 2,176
SPS Commerce, Inc. * 29,013 5,338
Terawulf, Inc. * 295,581 1,673
Varonis Systems, Inc. * 87,764 3,899
Verint Systems, Inc. * 93,583 2,569
Viavi Solutions, Inc. * 294,932 2,979
Total 144,672
Materials ( 4 .0% )
ATI, Inc. * 78,061 4,297
Axalta Coating
Systems, Ltd. * 143,462 4,909
Cabot Corp.  90,044 8,222
Carpenter Technology
Corp.  23,843 4,046
Commercial Metals Co.  81,732 4,054
FMC Corp.  74,814 3,637
Total 29,165
Real Estate ( 2 .5% )
CareTrust REIT, Inc.  188,748 5,106
The Macerich Co.  213,759 4,258
Phillips Edison & Co.,
Inc.  86,397 3,236
Ryman Hospitality
Properties, Inc.  51,467 5,370
Total 17,970
Total Common Stocks
(Cost: $603,212) 724,092
Investment Companies
( 0 .6% )
Shares/
Par
+
Value
$ (000's)
Investment Companies ( 0 .6% )
iShares Russell 2000
Growth ETF  15,758 4,536
Total 4,536
Total Investment Companies
(Cost: $4,789) 4,536
Total Investments (99.4%)
(Cost: $608,001)
@
728,628
Other Assets, Less
Liabilities (0.6%) 4,403
Net Assets (100.0%) 733,031

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $619,982 and the net unrealized appreciation of investments based on that cost was $108,645 which is comprised of $141,443 aggregate gross unrealized appreciation and
$32,798 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 724,092 $ — $ —
Investment Companies 4,536 — —
Total Assets:
$ 728,628 $ — $ —

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
( 99 .8% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 3 .3% )
Cable One, Inc.  1,621 587
CarGurus, Inc. * 30,936 1,130
Cars.com, Inc. * 20,928 363
Cinemark Holdings,
Inc. * 37,525 1,162
Cogent
Communications
Holdings, Inc.  14,830 1,143
EchoStar Corp.
- Class A * 42,444 972
Gogo, Inc. * 20,737 168
IAC, Inc. * 24,859 1,072
John Wiley & Sons,
Inc. - Class A  14,464 632
Lumen Technologies,
Inc. * 356,586 1,893
Madison Square
Garden Sports
Corp. * 5,878 1,327
QuinStreet, Inc. * 19,796 457
Scholastic Corp.  8,857 189
Shenandoah
Telecommunications
Co.  16,263 205
Shutterstock, Inc.  8,446 256
TechTarget, Inc. * 9,125 181
TEGNA, Inc.  56,628 1,036
Telephone and Data
Systems, Inc.  34,266 1,169
Thryv Holdings, Inc. * 14,152 209
TripAdvisor, Inc. * 38,841 574
Yelp, Inc. * 23,125 895
Total 15,620
Consumer Discretionary ( 14 .6% )
Academy Sports &
Outdoors, Inc.  24,705 1,421
Adient PLC * 30,653 528
Adtalem Global
Education, Inc. * 13,173 1,197
Advance Auto Parts,
Inc.  20,848 986
American Axle &
Manufacturing
Holdings, Inc. * 41,133 240
American Eagle
Outfitters, Inc.  61,401 1,024
Asbury Automotive
Group, Inc. * 6,883 1,673
Bath & Body Works,
Inc.  76,991 2,985
BJ's Restaurants, Inc. * 8,016 282
Bloomin' Brands, Inc.  26,582 325
Boot Barn Holdings,
Inc. * 10,726 1,628
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Brinker International,
Inc. * 15,612 2,065
The Buckle, Inc.  10,507 534
Caleres, Inc.  12,464 289
Carter's, Inc.  12,659 686
Cavco Industries, Inc. * 2,850 1,272
Century Communities,
Inc.  9,643 707
The Cheesecake
Factory, Inc.  16,488 782
Cracker Barrel Old
Country Store, Inc.  7,782 411
Dana, Inc.  45,374 524
Dave & Buster's
Entertainment, Inc. * 11,050 323
Dorman Products,
Inc. * 9,548 1,237
Dream Finders Homes,
Inc. - Class A * 9,607 224
Ethan Allen Interiors,
Inc.  8,027 226
Etsy, Inc. * 39,529 2,091
Foot Locker, Inc. * 28,990 631
Fox Factory Holding
Corp. * 14,695 445
Frontdoor, Inc. * 26,643 1,457
Gentherm, Inc. * 10,895 435
G-III Apparel Group,
Ltd. * 13,567 443
Golden Entertainment,
Inc.  7,236 229
Green Brick Partners,
Inc. * 10,798 610
Group 1 Automotive,
Inc.  4,567 1,925
Guess?, Inc.  9,568 134
Hanesbrands, Inc. * 124,115 1,010
Helen of Troy, Ltd. * 8,024 480
Installed Building
Products, Inc.  8,160 1,430
Jack in the Box, Inc.  6,700 279
Kohl's Corp.  39,229 551
Kontoor Brands, Inc.  17,435 1,489
La-Z-Boy, Inc.  14,691 640
LCI Industries  8,939 924
Leggett & Platt, Inc.  47,303 454
Leslie's, Inc. * 65,553 146
LGI Homes, Inc. * 7,251 648
M/I Homes, Inc. * 9,565 1,272
MarineMax, Inc. * 6,968 202
Meritage Homes Corp.  12,719 1,956
Mister Car Wash, Inc. * 33,111 241
Monarch Casino &
Resort, Inc.  4,458 352
Monro, Inc.  10,618 263
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
National Vision
Holdings, Inc. * 27,898 291
Newell Brands, Inc.  146,157 1,456
The ODP Corp. * 10,581 241
Oxford Industries, Inc.  5,178 408
Papa John's
International, Inc.  11,458 471
Patrick Industries, Inc.  11,853 985
Penn National Gaming,
Inc. * 52,539 1,041
Perdoceo Education
Corp.  21,705 574
PHINIA, Inc.  14,784 712
Revelyst, Inc. * 20,609 396
Sabre Corp. * 135,578 495
Sally Beauty Holdings,
Inc. * 35,788 374
Shake Shack, Inc. -
Class A * 14,066 1,826
Shoe Carnival, Inc.  6,263 207
Signet Jewelers, Ltd.  15,479 1,249
Six Flags
Entertainment Corp.  32,768 1,579
Skyline Champion
Corp. * 18,559 1,635
Sonic Automotive, Inc. -
Class A  5,174 328
Sonos, Inc. * 42,721 642
Standard Motor
Products, Inc.  7,319 227
Steven Madden, Ltd.  25,356 1,078
Strategic Education,
Inc.  8,546 798
Stride, Inc. * 15,064 1,566
Sturm, Ruger & Co.,
Inc.  5,983 212
Topgolf Callaway
Brands Corp. * 49,789 391
TRI Pointe Homes,
Inc. * 32,908 1,193
Upbound Group, Inc.  17,121 499
Urban Outfitters, Inc. * 19,774 1,085
VF Corp.  116,272 2,495
Victoria's Secret &
Co. * 27,592 1,143
Winnebago Industries,
Inc.  10,167 486
Wolverine World Wide,
Inc.  28,130 624
Worthington
Enterprises, Inc.  10,912 438
XPEL, Inc. * 8,042 321
Total 69,772

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples ( 3 .0% )
The Andersons, Inc.  11,282 457
B&G Foods, Inc.  28,087 194
Cal-Maine Foods, Inc.  14,302 1,472
Central Garden & Pet
Co. * 3,291 128
Central Garden & Pet
Co. - Class A * 18,308 605
The Chefs' Warehouse,
Inc. * 12,089 596
Edgewell Personal
Care Co.  17,111 575
Energizer Holdings,
Inc.  22,914 799
Fresh Del Monte
Produce, Inc.  11,903 395
Grocery Outlet Holding
Corp. * 34,129 533
The Hain Celestial
Group, Inc. * 31,873 196
Interparfums, Inc.  6,304 829
J & J Snack Foods
Corp.  5,455 846
John B. Sanfilippo &
Son, Inc.  3,197 278
MGP Ingredients, Inc.  4,944 195
National Beverage
Corp.  8,197 350
PriceSmart, Inc.  8,723 804
The Simply Good
Foods Co. * 32,037 1,249
SpartanNash Co.  11,971 219
Tootsie Roll Industries,
Inc.  5,848 189
TreeHouse Foods,
Inc. * 16,188 569
United Natural Foods,
Inc. * 21,099 576
Universal Corp.  8,671 476
USANA Health
Sciences, Inc. * 3,925 141
WD-40 Co.  4,764 1,156
WK Kellogg Co.  23,272 419
Total 14,246
Energy ( 4 .7% )
Archrock, Inc.  61,552 1,532
Atlas Energy Solutions,
Inc.  21,321 473
Bristow Group, Inc. * 8,677 298
Cactus, Inc. - Class A  23,404 1,366
California Resources
Corp.  25,140 1,305
Comstock Resources,
Inc. * 31,832 580
CONSOL Energy, Inc.  9,400 1,003
Core Laboratories, Inc.  16,646 288
Crescent Energy Co.
- Class A  61,355 896
CVR Energy, Inc.  12,129 227
Dorian LPG, Ltd.  12,854 313
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
Green Plains, Inc. * 22,935 217
Helix Energy Solutions
Group, Inc. * 50,364 469
Helmerich & Payne,
Inc.  34,703 1,111
Innovex International,
Inc. * 13,227 185
International Seaways,
Inc.  14,167 509
Liberty Energy, Inc.  57,421 1,142
Magnolia Oil & Gas
Corp. - Class A  67,162 1,570
Nabors Industries,
Ltd. * 3,185 182
Northern Oil and Gas,
Inc.  34,899 1,297
Oceaneering
International, Inc. * 35,514 926
Par Pacific Holdings,
Inc. * 19,754 324
Patterson-UTI Energy,
Inc.  124,659 1,030
Peabody Energy Corp.  42,695 894
ProPetro Holding
Corp. * 27,829 260
REX American
Resources Corp. * 5,465 228
RPC, Inc.  29,312 174
SM Energy Co.  40,209 1,559
Talos Energy, Inc. * 43,592 423
Tidewater, Inc. * 16,916 926
Vital Energy, Inc. * 9,446 292
World Kinect Corp.  20,397 561
Total 22,560
Financials ( 18 .6% )
Ambac Financial
Group, Inc. * 16,712 211
Ameris Bancorp  22,716 1,421
AMERISAFE, Inc.  6,670 344
Apollo Commercial
Real Estate Finance,
Inc.  45,160 391
Arbor Realty Trust, Inc.  66,359 919
ARMOUR Residential
REIT, Inc.  19,513 368
Artisan Partners Asset
Management, Inc.
- Class A  24,660 1,062
Assured Guaranty, Ltd.  16,821 1,514
Atlantic Union
Bankshares Corp.  31,504 1,193
Axos Financial, Inc. * 19,053 1,331
Banc of California, Inc.  48,551 751
BancFirst Corp.  6,979 818
The Bancorp, Inc. * 16,841 886
Bank of Hawaii Corp.  13,954 994
BankUnited, Inc.  26,372 1,007
Banner Corp.  12,076 806
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Berkshire Hills
Bancorp, Inc.  14,931 424
BGC Group, Inc.
- Class A  130,101 1,179
Blackstone Mortgage
Trust, Inc.  60,731 1,057
Brightsphere
Investment Group,
Inc.  9,860 260
Brookline Bancorp, Inc.  31,546 372
Capitol Federal
Financial, Inc.  43,333 256
Cathay General
Bancorp  25,004 1,190
Central Pacific
Financial Corp.  9,600 279
City Holding Co.  5,155 611
Cohen & Steers, Inc.  9,418 870
Community Financial
System, Inc.  18,460 1,139
Customers Bancorp,
Inc. * 10,242 499
CVB Financial Corp.  46,098 987
Dime Community
Bancshares, Inc.  13,787 424
Donnelley Financial
Solutions, Inc. * 9,329 585
Eagle Bancorp, Inc.  10,706 279
Ellington Financial, Inc.  31,760 385
Employers Holdings,
Inc.  8,694 445
Encore Capital Group,
Inc. * 8,313 397
Enova International,
Inc. * 9,206 883
EVERTEC, Inc.  22,359 772
EZCORP, Inc.
- Class A * 18,362 224
FB Financial Corp.  12,221 629
First Bancorp  71,722 1,703
First Commonwealth
Financial Corp.  35,561 602
First Financial Bancorp  33,433 899
First Hawaiian, Inc.  45,077 1,170
Franklin BSP Realty
Trust, Inc.  29,041 364
Fulton Financial Corp.  63,920 1,232
Genworth Financial,
Inc. * 150,079 1,049
Goosehead Insurance,
Inc. - Class A * 8,590 921
Green Dot Corp.
- Class A * 19,051 203
HA Sustainable
Infrastructure Capital,
Inc.  41,631 1,117
Hanmi Financial Corp.  10,475 247
HCI Group, Inc.  2,995 349

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Heritage Financial
Corp.  11,936 292
Hilltop Holdings, Inc.  16,176 463
Hope Bancorp, Inc.  42,688 525
Horace Mann
Educators Corp.  14,271 560
Independent Bank
Corp.  14,923 958
Independent Bank
Group, Inc.  12,715 771
Jackson Financial, Inc.  25,955 2,260
KKR Real Estate
Finance Trust, Inc.  20,663 209
Lakeland Financial
Corp.  8,951 615
Lincoln National Corp.  59,847 1,898
Mercury General Corp.  9,340 621
Moelis & Co. - Class A  24,793 1,832
Mr. Cooper Group,
Inc. * 22,484 2,159
National Bank Holding
Corp. - Class A  13,341 574
Navient Corp.  27,097 360
NBT Bancorp, Inc.  16,561 791
NCR Atleos Corp. * 25,521 866
New York Mortgage
Trust, Inc.  31,507 191
NMI Holdings, Inc. * 27,823 1,023
Northwest Bancshares,
Inc.  44,535 587
OFG Bancorp  16,112 682
Pacific Premier
Bancorp, Inc.  33,960 846
Palomar Holdings,
Inc. * 9,303 982
Park National Corp.  5,106 875
Pathward Financial,
Inc.  8,726 642
Payoneer Global, Inc. * 90,275 906
PennyMac Mortgage
Investment Trust  30,550 385
Piper Sandler Cos.  5,572 1,671
PJT Partners, Inc. -
Class A  8,330 1,315
PRA Group, Inc. * 13,985 292
Preferred Bank  4,347 375
ProAssurance Corp. * 17,937 285
PROG Holdings, Inc.  14,595 617
Provident Financial
Services, Inc.  46,031 869
Radian Group, Inc.  52,325 1,660
Ready Capital Corp.  59,030 403
Redwood Trust, Inc.  46,911 306
Renasant Corp.  22,261 796
S&T Bancorp, Inc.  13,429 513
Safety Insurance
Group, Inc.  5,206 429
Seacoast Banking
Corp. of Florida  29,767 819
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
ServisFirst Bancshares,
Inc.  17,634 1,494
Simmons First National
Corp. - Class A  44,276 982
SiriusPoint, Ltd. * 32,434 532
Southside Bancshares,
Inc.  10,096 321
Stellar Bancorp, Inc.  16,754 475
StepStone Group, Inc. -
Class A  22,220 1,286
Stewart Information
Services Corp.  9,715 656
StoneX Group, Inc. * 9,992 979
Tompkins Financial
Corp.  4,445 302
Triumph Financial,
Inc. * 7,689 699
Trupanion, Inc. * 11,762 567
TrustCo Bank Corp.  6,752 225
Trustmark Corp.  21,566 763
Two Harbors
Investment Corp.  36,465 431
United Community
Banks, Inc.  41,869 1,353
United Fire Group, Inc.  7,428 211
Veritex Holdings, Inc.  19,253 523
Virtu Financial, Inc.
- Class A  28,388 1,013
Virtus Investment
Partners, Inc.  2,317 511
WaFd, Inc.  28,518 919
Walker & Dunlop, Inc.  11,270 1,096
Westamerica
Bancorporation  9,365 491
WisdomTree
Investments, Inc.  40,188 422
World Acceptance
Corp. * 1,167 131
WSFS Financial Corp.  20,681 1,099
Total 88,722
Health Care ( 11 .0% )
AdaptHealth LLC * 37,494 357
Addus HomeCare
Corp. * 6,304 790
ADMA Biologics, Inc. * 83,061 1,424
Alkermes PLC * 56,852 1,635
AMN Healthcare
Services, Inc. * 13,483 323
Amphastar
Pharmaceuticals,
Inc. * 13,180 489
ANI Pharmaceuticals,
Inc. * 5,813 321
Arcus Biosciences,
Inc. * 18,940 282
Artivion, Inc. * 13,380 383
Astrana Health, Inc. * 14,647 462
Avanos Medical, Inc. * 16,128 257
BioLife Solutions, Inc. * 12,770 332
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Catalyst
Pharmaceuticals,
Inc. * 39,372 822
Certara, Inc. * 38,413 409
Collegium
Pharmaceutical,
Inc. * 11,305 324
Concentra Group
Holdings Parent, Inc.  38,008 752
CONMED Corp.  10,854 743
Corcept Therapeutics,
Inc. * 32,757 1,651
CorVel Corp. * 9,570 1,065
Cytek Biosciences,
Inc. * 36,657 238
Dynavax Technologies
Corp. * 42,822 547
Embecta Corp.  20,262 418
Fortrea Holdings, Inc. * 31,516 588
Fulgent Genetics, Inc. * 7,095 131
Glaukos Corp. * 19,375 2,905
Harmony Biosciences
Holdings, Inc. * 13,457 463
HealthStream, Inc.  8,364 266
Hims & Hers Health,
Inc. * 67,182 1,624
ICU Medical, Inc. * 8,600 1,334
Inari Medical, Inc. * 17,684 903
Innoviva, Inc. * 19,491 338
Inspire Medical
Systems, Inc. * 10,536 1,953
Integer Holdings
Corp. * 11,787 1,562
Integra LifeSciences
Holdings Corp. * 23,317 529
Ironwood
Pharmaceuticals,
Inc. * 49,869 221
Krystal Biotech, Inc. * 8,893 1,393
LeMaitre Vascular, Inc.  7,201 663
Ligand
Pharmaceuticals,
Inc. * 6,640 711
Merit Medical Systems,
Inc. * 20,481 1,981
Mesa Laboratories, Inc.  1,917 253
Myriad Genetics, Inc. * 32,045 439
National HealthCare
Corp.  4,336 466
NeoGenomics, Inc. * 45,098 743
OmniAb, Inc. -
12.50 Earnout
Consideration *,Æ 2,585 –
OmniAb, Inc. -
15.00 Earnout
Consideration *,Æ 2,585 –
Omnicell, Inc. * 16,320 727
Organon & Co.  90,493 1,350
Owens & Minor, Inc. * 26,219 343

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Pacira Biosciences,
Inc. * 16,207 305
Patterson Cos., Inc.  27,564 851
Pediatrix Medical
Group, Inc. * 29,694 390
Phibro Animal Health
Corp. - Class A  7,214 151
Premier, Inc. - Class A  33,748 715
Prestige Consumer
Healthcare, Inc. * 17,361 1,356
Privia Health Group,
Inc. * 36,301 710
Progyny, Inc. * 26,033 449
Protagonist
Therapeutics, Inc. * 20,938 808
QuidelOrtho Corp. * 23,158 1,032
RadNet, Inc. * 22,891 1,599
Schrodinger, Inc. * 19,452 375
Select Medical
Holdings Corp.  36,704 692
Simulations Plus, Inc.  5,678 158
STAAR Surgical Co. * 17,303 420
Supernus
Pharmaceuticals,
Inc. * 19,398 701
Tandem Diabetes Care,
Inc. * 23,116 833
TG Therapeutics, Inc. * 46,900 1,412
TransMedics Group,
Inc. * 11,785 735
UFP Technologies,
Inc. * 2,560 626
US Physical Therapy,
Inc.  5,316 472
Vericel Corp. * 17,353 953
Vir Biotechnology, Inc. * 32,456 238
Xencor, Inc. * 24,586 565
Total 52,456
Industrials ( 17 .7% )
AAR Corp. * 12,422 761
ABM Industries, Inc.  22,061 1,129
Aerovironment, Inc. * 9,841 1,514
Air Lease Corp.  36,388 1,754
Alamo Group, Inc.  3,629 675
Alaska Air Group, Inc. * 44,620 2,889
Albany International
Corp. - Class A  11,008 880
Allegiant Travel Co.  5,099 480
Amentum Holdings,
Inc. * 43,602 917
American Woodmark
Corp. * 5,443 433
Apogee Enterprises,
Inc.  7,708 550
ArcBest Corp.  8,221 767
Arcosa, Inc.  17,139 1,658
Armstrong World
Industries, Inc.  15,316 2,165
Astec Industries, Inc.  8,090 272
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
AZZ, Inc.  10,507 861
Barnes Group, Inc.  16,120 762
Boise Cascade Co.  13,495 1,604
Brady Corp. - Class A  15,461 1,142
CoreCivic, Inc. * 38,745 842
CSG Systems
International, Inc.  9,784 500
CSW Industrials, Inc.  5,910 2,085
Deluxe Corp.  15,685 354
DNOW, Inc. * 37,184 484
DXP Enterprises, Inc. * 4,466 369
Dycom Industries,
Inc. * 10,227 1,780
Enerpac Tool Group
Corp.  19,036 782
EnPro, Inc.  7,372 1,271
ESCO Technologies,
Inc.  9,049 1,205
Everus Construction
Group, Inc. * 17,910 1,178
Federal Signal Corp.  21,472 1,984
Forward Air Corp. * 7,018 226
Franklin Electric Co.,
Inc.  13,807 1,345
Gates Industrial Corp.
PLC * 79,642 1,638
The GEO Group, Inc. * 47,816 1,338
Gibraltar Industries,
Inc. * 10,658 628
GMS, Inc. * 13,804 1,171
Granite Construction,
Inc.  15,359 1,347
The Greenbrier Cos.,
Inc.  11,045 674
Griffon Corp.  13,945 994
Harsco Corp. * 28,422 219
Hayward Holdings,
Inc. * 50,100 766
Healthcare Services
Group, Inc. * 26,032 302
Heartland Express, Inc.  15,312 172
Heidrick & Struggles
International, Inc.  7,142 316
Hertz Global Holdings,
Inc. * 43,488 159
Hillenbrand, Inc.  24,750 762
HNI Corp.  16,795 846
Hub Group, Inc.
- Class A  21,347 951
Insteel Industries, Inc.  6,898 186
Interface, Inc.  20,492 499
JBT Marel Corp.  11,188 1,422
JetBlue Airways Corp. * 104,797 824
Kennametal, Inc.  27,425 659
Korn Ferry  18,277 1,233
Lindsay Corp.  3,810 451
Liquidity Services,
Inc. * 7,790 252
Marten Transport, Ltd.  20,277 317
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Masterbrand, Inc. * 44,589 651
Matson, Inc.  11,668 1,573
Matthews International
Corp. - Class A  10,690 296
Mercury Systems,
Inc. * 17,812 748
MillerKnoll, Inc.  24,294 549
Moog, Inc. - Class A  10,109 1,990
MYR Group, Inc. * 5,665 843
National Presto
Industries, Inc.  1,814 179
NV5 Global, Inc. * 18,296 345
OPENLANE, Inc. * 37,524 744
Pitney Bowes, Inc.  55,404 401
Powell Industries, Inc.  3,286 728
Proto Labs, Inc. * 8,610 337
Pursuit Attractions and
Hospitality, Inc. * 7,505 319
Quanex Building
Products Corp.  16,511 400
Resideo Technologies,
Inc. * 51,657 1,191
Robert Half
International, Inc.  35,665 2,513
Rush Enterprises, Inc. -
Class A  21,920 1,201
RXO, Inc. * 49,150 1,172
Schneider National,
Inc. - Class B  16,497 483
SkyWest, Inc. * 14,153 1,417
SPX Technologies,
Inc. * 16,290 2,371
Standex International
Corp.  4,245 794
Sun Country Airlines
Holdings, Inc. * 13,811 201
Sunrun, Inc. * 78,964 730
Tennant Co.  6,665 543
Titan International,
Inc. * 16,810 114
Trinity Industries, Inc.  28,856 1,013
Triumph Group, Inc. * 27,167 507
UniFirst Corp.  5,275 903
Verra Mobility Corp. * 57,913 1,400
Vestis Corp.  40,191 613
Vicor Corp. * 8,088 391
Wabash National Corp.  15,227 261
Werner Enterprises,
Inc.  21,773 782
Zurn Elkay Water
Solutions Corp.  50,092 1,868
Total 84,315
Information Technology ( 12 .7% )
A10 Networks, Inc.  25,938 477
ACI Worldwide, Inc. * 36,857 1,913
Adeia, Inc.  38,330 536
Advanced Energy
Industries, Inc.  13,237 1,531
Agilysys, Inc. * 7,858 1,035

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Alarm.com Holdings,
Inc. * 17,377 1,057
Alpha & Omega
Semiconductor, Ltd. * 8,428 312
Arlo Technologies,
Inc. * 35,247 394
Axcelis Technologies,
Inc. * 11,423 798
Azenta, Inc. * 16,010 800
Badger Meter, Inc.  10,335 2,192
Benchmark Electronics,
Inc.  12,641 574
BlackLine, Inc. * 18,216 1,107
Box, Inc. * 50,338 1,591
Bread Financial
Holdings, Inc.  17,460 1,066
Calix, Inc. * 20,758 724
CEVA, Inc. * 8,402 265
Clear Secure, Inc. -
Class A  33,038 880
Cohu, Inc. * 16,465 440
Corsair Gaming, Inc. * 15,767 104
CTS Corp.  10,575 558
Digi International, Inc. * 12,775 386
DigitalOcean Holdings,
Inc. * 22,338 761
Diodes, Inc. * 16,274 1,004
DoubleVerify Holdings,
Inc. * 49,343 948
DXC Technology Co. * 63,605 1,271
ePlus, Inc. * 9,320 689
Extreme Networks,
Inc. * 46,432 777
FormFactor, Inc. * 27,212 1,197
Grid Dynamics
Holdings, Inc. * 21,678 482
Harmonic, Inc. * 40,978 542
Ichor Holdings, Ltd. * 11,827 381
Impinj, Inc. * 8,046 1,169
Insight Enterprises,
Inc. * 9,599 1,460
InterDigital, Inc.  8,913 1,727
Itron, Inc. * 15,838 1,720
Knowles Corp. * 31,006 618
Kulicke and Soffa
Industries, Inc.  18,926 883
LiveRamp Holdings,
Inc. * 22,936 697
Marathon Digital
Holdings, Inc. * 113,088 1,896
MaxLinear, Inc. * 27,087 536
N-able, Inc. * 24,970 233
NCR Voyix Corp. * 51,212 709
NetScout Systems,
Inc. * 25,113 544
OSI Systems, Inc. * 5,461 914
PC Connection, Inc.  4,318 299
PDF Solutions, Inc. * 10,876 295
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Penguin Solutions,
Inc. * 18,773 360
Photronics, Inc. * 22,256 524
Plexus Corp. * 9,566 1,497
Progress Software
Corp.  15,083 983
Qorvo, Inc. * 33,214 2,323
Rogers Corp. * 5,968 606
Sanmina Corp. * 19,201 1,453
ScanSource, Inc. * 7,696 365
Semtech Corp. * 29,640 1,833
SiTime Corp. * 6,649 1,426
SolarEdge
Technologies, Inc. * 20,330 276
SolarWinds Corp.  19,264 275
Sprinklr, Inc. - Class A * 38,993 329
SPS Commerce, Inc. * 13,204 2,429
TTM Technologies,
Inc. * 35,823 887
Ultra Clean Holdings,
Inc. * 15,872 571
Veeco Instruments,
Inc. * 20,016 536
ViaSat, Inc. * 29,923 255
Viavi Solutions, Inc. * 78,220 790
Vishay Intertechnology,
Inc.  39,552 670
Wolfspeed, Inc. * 44,657 297
Xerox Holdings Corp.  41,014 346
Ziff Davis, Inc. * 15,018 816
Total 60,339
Materials ( 4 .4% )
AdvanSix, Inc.  9,477 270
Alpha Metallurgical
Resources, Inc. * 3,842 769
Arch Resources, Inc.  6,358 898
ATI, Inc. * 50,121 2,759
Balchem Corp.  11,422 1,862
Century Aluminum
Co. * 18,245 332
H.B. Fuller Co.  19,189 1,295
Hawkins, Inc.  6,686 820
Ingevity Corp. * 12,769 520
Innospec, Inc.  8,793 968
Kaiser Aluminum Corp.  5,593 393
Koppers Holdings, Inc.  7,115 231
Materion Corp.  7,286 720
Mativ Holdings, Inc.  19,276 210
Metallus, Inc. * 13,112 185
Minerals Technologies,
Inc.  11,199 853
MP Materials Corp. * 42,452 662
O-I Glass, Inc. * 54,308 589
Quaker Chemical Corp.  4,812 677
Sealed Air Corp.  51,186 1,732
Sensient Technologies
Corp.  14,877 1,060
Stepan Co.  7,448 482
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
SunCoke Energy, Inc.  29,486 316
Sylvamo Corp.  12,117 957
Warrior Met Coal, Inc.  18,383 997
Worthington Steel, Inc.  12,336 393
Total 20,950
Real Estate ( 7 .6% )
Acadia Realty Trust  42,018 1,015
Alexander & Baldwin,
Inc.  25,726 456
American Assets Trust,
Inc.  16,688 438
Apple Hospitality REIT,
Inc.  78,356 1,203
Armada Hoffler
Properties, Inc.  27,861 285
Brandywine Realty
Trust  61,117 342
CareTrust REIT, Inc.  65,817 1,780
Centerspace  5,819 385
Curbline Properties
Corp.  33,142 770
Cushman & Wakefield
PLC * 80,581 1,054
DiamondRock
Hospitality Co.  72,886 658
Douglas Emmett, Inc.  58,804 1,091
Easterly Government
Properties, Inc.  34,803 395
Elme Communities  31,023 474
Essential Properties
Realty Trust, Inc.  61,607 1,927
eXp World Holdings,
Inc.  29,631 341
Four Corners Property
Trust, Inc.  33,953 921
Getty Realty Corp.  17,850 538
Global Net Lease, Inc.  69,668 509
Highwoods Properties,
Inc.  37,242 1,139
Innovative Industrial
Properties, Inc.  9,964 664
JBG SMITH Properties  29,638 456
Kennedy-Wilson
Holdings, Inc.  41,597 416
LTC Properties, Inc.  15,884 549
LXP Industrial Trust  103,341 839
The Macerich Co.  86,252 1,718
Marcus & Millichap,
Inc.  8,405 322
Medical Properties
Trust, Inc.  211,002 833
NexPoint Residential
Trust, Inc.  7,732 323
OUTFRONT Media,
Inc.  49,432 877
Pebblebrook Hotel
Trust  41,993 569
Phillips Edison & Co.,
Inc.  43,061 1,613

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Retail Opportunity
Investments Corp.  44,880 779
Safehold, Inc.  16,081 297
Saul Centers, Inc.  4,291 166
SITE Centers Corp.  16,647 255
SL Green Realty Corp.  24,833 1,687
The St. Joe Co.  13,339 599
Summit Hotel
Properties, Inc.  38,433 263
Sunstone Hotel
Investors, Inc.  70,573 836
Tanger, Inc.  38,887 1,327
Terreno Realty Corp.  35,047 2,073
Uniti Group, Inc.  85,762 472
Universal Health Realty
Income Trust  4,524 168
Urban Edge Properties  43,860 943
Veris Residential, Inc.  28,448 473
Whitestone REIT  15,638 222
Xenia Hotels &
Resorts, Inc.  35,896 533
Total 35,993
Utilities ( 2 .2% )
American States Water
Co.  13,287 1,033
Avista Corp.  27,921 1,023
California Water
Service Group  20,884 947
Chesapeake Utilities
Corp.  8,005 971
Clearway Energy, Inc.
- Class A  12,249 299
Clearway Energy, Inc.
- Class C  29,010 754
MDU Resources
Group, Inc.  71,624 1,291
MGE Energy, Inc.  12,723 1,195
Middlesex Water Co.  6,244 329
Northwest Natural
Holding Co.  14,079 557
Otter Trail Corp.  14,698 1,085
SJW Group  10,621 523
Unitil Corp.  5,738 311
Total 10,318
Total Common Stocks
(Cost: $392,184) 475,291
Short-Term
Investments ( 0 .0% )
Governments ( 0 .0% )
US Treasury
0.000%, 3/27/25 β 85,000 84
Total 84
Total Short-Term Investments
(Cost: $84) 84
Short-Term
Investments (0.0%)
Shares/
Par
+
Value
$ (000’s)
Governments continued
Total Investments (99.8%)
(Cost: $392,268)
@
475,375
Other Assets, Less
Liabilities (0.2%) 985
Net Assets (100.0%) 476,360

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-mini Russell 2000 Index Future Long USD 1 9 3/25 $ 1,012 $ (54) $ – π
E-Mini S&P MidCap 400 Future Long USD – π 1 3/25 315 (17) 1
$ (71) $ 1
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ 1 $ 1 $ – $ – $ – $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
β Part or all of the security has been pledged as collateral.
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $393,164 and the net unrealized appreciation of investments based on that cost was $82,139 which is comprised of $129,047 aggregate gross unrealized appreciation and
$46,907 aggregate gross unrealized depreciation.
π Amount is less than one thousand.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 475,291 $ — $ —
Short-Term Investments — 84 —
Total Assets:
$ 475,291 $ 84 $ —
Liabilities:
Other Financial Instruments^
Futures (71) — —
Total Liabilities:
$ (71) $ — $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended December 31, 2024.

Schedule of Investments
December 31, 2024
The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
Common Stocks
( 96 .8% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 1 .8% )
AST SpaceMobile,
Inc. * 57,300 1,209
Liberty Media Corp.
- Liberty Live
- Class C * 33,100 2,253
Madison Square
Garden Sports
Corp. * 11,000 2,482
The New York Times
Co. - Class A  90,099 4,690
Total 10,634
Consumer Discretionary ( 9 .7% )
Abercrombie & Fitch
Co. * 8,681 1,298
Asbury Automotive
Group, Inc. * 15,733 3,824
Boot Barn Holdings,
Inc. * 7,500 1,139
Carvana Co. * 22,187 4,512
Champion Homes,
Inc. * 25,789 2,272
Dorman Products,
Inc. * 22,566 2,923
Dutch Bros, Inc.
- Class A * 34,323 1,798
FIGS, Inc. - Class A * 353,370 2,187
Kontoor Brands, Inc.  5,500 470
LCI Industries  15,241 1,576
Marriott Vacations
Worldwide Corp.  25,068 2,251
Meritage Homes Corp.  20,182 3,104
Modine Manufacturing
Co. * 11,089 1,285
Monro, Inc.  87,018 2,158
Papa John's
International, Inc.  53,423 2,194
Peloton Interactive, Inc.
- Class A * 458,078 3,985
Pool Corp.  2,976 1,015
Savers Value Village,
Inc. * 93,616 960
Steven Madden, Ltd.  60,466 2,571
Strategic Education,
Inc.  55,342 5,170
Taylor Morrison Home
Corp. * 17,700 1,083
Under Armour, Inc. -
Class A * 118,300 979
Urban Outfitters, Inc. * 36,700 2,014
Victoria's Secret &
Co. * 55,400 2,295
Visteon Corp. * 13,467 1,195
Common Stocks
(96.8%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Wyndham Hotels &
Resorts, Inc.  15,898 1,602
Total 55,860
Consumer Staples ( 2 .2% )
BellRing Brands, Inc. * 62,800 4,732
Nomad Foods, Ltd.  238,215 3,997
Post Holdings, Inc. * 35,026 4,009
Total 12,738
Energy ( 7 .7% )
Cactus, Inc. - Class A  72,671 4,241
ChampionX Corp.  47,759 1,299
Enerflex, Ltd.  387,601 3,857
Expand Energy Corp.  48,660 4,844
Expro Group Holdings
NV * 177,926 2,219
Liberty Energy, Inc.  83,284 1,656
Magnolia Oil & Gas
Corp. - Class A  135,281 3,163
Matador Resources
Co.  122,441 6,889
PBF Energy, Inc. -
Class A  44,600 1,184
Permian Resources
Corp.  271,171 3,899
Range Resources
Corp.  150,801 5,426
TechnipFMC PLC  210,889 6,103
Total 44,780
Financials ( 28 .0% )
The Baldwin Insurance
Group, Inc.
- Class A * 23,900 926
Banc of California, Inc.  183,590 2,838
BankUnited, Inc.  101,541 3,876
Cathay General
Bancorp  72,381 3,446
Coastal Financial
Corp. * 51,132 4,342
Columbia Banking
System, Inc.  291,753 7,880
Eastern Bankshares,
Inc.  319,538 5,512
FB Financial Corp.  124,342 6,405
Flagstar Financial, Inc.  135,900 1,268
Goosehead Insurance,
Inc. - Class A * 18,500 1,983
HA Sustainable
Infrastructure Capital,
Inc.  147,634 3,961
The Hanover Insurance
Group, Inc.  14,100 2,181
HarborOne Bancorp,
Inc.  196,150 2,320
Common Stocks
(96.8%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Home BancShares,
Inc.  197,182 5,580
Houlihan Lokey, Inc.  44,282 7,690
Live Oak Bancshares,
Inc.  133,444 5,278
Marqueta, Inc.
- Class A * 385,400 1,461
National Bank Holding
Corp. - Class A  96,043 4,136
Oscar Health, Inc. -
Class A * 112,000 1,505
PennyMac Financial
Services, Inc.  90,669 9,261
PennyMac Mortgage
Investment Trust  188,303 2,371
Pinnacle Financial
Partners, Inc.  100,370 11,481
Popular, Inc.  48,936 4,603
PRA Group, Inc. * 70,059 1,463
Preferred Bank  41,190 3,558
Primerica, Inc.  6,000 1,628
ProAssurance Corp. * 153,161 2,437
Prosperity Bancshares,
Inc.  50,800 3,828
Ryan Specialty Group
Holdings, Inc.  77,553 4,976
Selective Insurance
Group, Inc.  16,752 1,567
Southern First
Bancshares, Inc. * 37,238 1,480
SouthState Corp.  66,512 6,617
StepStone Group, Inc. -
Class A  35,467 2,053
Synovus Financial
Corp.  41,473 2,125
Texas Capital
Bancshares, Inc. * 71,948 5,626
Towne Bank  149,805 5,102
Walker & Dunlop, Inc.  39,848 3,874
Webster Financial
Corp.  99,760 5,509
Western Alliance
Bancorp  63,396 5,296
WSFS Financial Corp.  91,176 4,844
Total 162,287
Health Care ( 7 .6% )
Acelyrin, Inc. * 134,100 421
Alignment Healthcare,
Inc. * 110,100 1,239
Apellis
Pharmaceuticals,
Inc. * 24,155 771

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
Common Stocks
(96.8%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Arrowhead
Pharmaceuticals,
Inc. * 38,600 726
Avanos Medical, Inc. * 105,549 1,680
Black Diamond
Therapeutics, Inc. * 201,600 431
Cabaletta Bio, Inc. * 137,400 312
Concentra Group
Holdings Parent, Inc.  171,950 3,401
Crinetics
Pharmaceuticals,
Inc. * 27,100 1,386
CRISPR Therapeutics
AG * 14,200 559
Cytokinetics, Inc. * 67,793 3,189
Doximity, Inc.
- Class A * 46,300 2,472
Elanco Animal Health,
Inc. * 174,040 2,108
Ensign Group, Inc.  26,112 3,469
Immatics NV * 139,489 992
Immunocore Holdings
PLC, ADR * 55,800 1,646
Ionis Pharmaceuticals,
Inc. * 52,059 1,820
Iovance
Biotherapeutics,
Inc. * 83,600 619
Lantheus Holdings,
Inc. * 28,355 2,537
Neogen Corp. * 82,900 1,006
Neumora Therapeutics,
Inc. * 94,964 1,007
Privia Health Group,
Inc. * 54,600 1,067
QuidelOrtho Corp. * 77,378 3,447
Select Medical
Holdings Corp.  155,515 2,931
Sotera Health Co. * 114,900 1,572
Vaxcyte, Inc. * 24,561 2,011
Verve Therapeutics,
Inc. * 70,453 397
Xenon
Pharmaceuticals,
Inc. * 25,800 1,011
Total 44,227
Industrials ( 14 .0% )
Air Lease Corp.  39,800 1,919
Allegiant Travel Co.  42,790 4,027
Arcosa, Inc.  16,400 1,587
ASGN, Inc. * 9,400 783
Beacon Roofing
Supply, Inc. * 44,750 4,546
Brady Corp. - Class A  43,373 3,203
Casella Waste
Systems, Inc.
- Class A * 32,683 3,458
Crane Co.  16,876 2,561
EnPro, Inc.  8,842 1,525
Common Stocks
(96.8%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
ESAB Corp.  39,332 4,717
ESCO Technologies,
Inc.  14,798 1,971
FTI Consulting, Inc. * 14,279 2,729
Herc Holdings, Inc.  16,887 3,197
JBT Marel Corp.  16,800 2,135
Landstar System, Inc.  24,081 4,139
Leonardo DRS, Inc. * 74,366 2,403
Moog, Inc. - Class A  22,982 4,524
MSA Safety, Inc.  11,969 1,984
Parsons Corp. * 19,527 1,801
Paycor HCM, Inc. * 131,329 2,439
RBC Bearings, Inc. * 12,084 3,615
The Shyft Group, Inc.  128,300 1,506
SPX Technologies,
Inc. * 15,072 2,193
UFP Industries, Inc.  30,444 3,429
UL Solutions, Inc. -
Class A  50,106 2,499
Upwork, Inc. * 120,891 1,977
Valmont Industries, Inc.  8,208 2,517
VSE Corp.  21,438 2,039
WillScot Holdings
Corp. * 59,243 1,982
Zurn Elkay Water
Solutions Corp.  89,267 3,330
Total 80,735
Information Technology ( 6 .0% )
Alarm.com Holdings,
Inc. * 18,200 1,107
Allegro Microsystems,
Inc. * 83,000 1,814
Aurora Innovation,
Inc. * 199,582 1,257
Endava PLC, ADR * 92,100 2,846
Entegris, Inc.  7,549 748
Intapp, Inc. * 27,591 1,768
Lattice Semiconductor
Corp. * 43,137 2,444
Littelfuse, Inc.  12,336 2,907
MACOM Technology
Solutions Holdings,
Inc. * 31,340 4,071
Mirion Technologies,
Inc. * 268,537 4,686
nCino, Inc. * 53,720 1,804
Onto Innovation, Inc. * 3,565 594
PAR Technology
Corp. * 31,880 2,317
Viavi Solutions, Inc. * 346,600 3,501
Workiva, Inc. * 26,169 2,865
Total 34,729
Materials ( 4 .2% )
Cabot Corp.  20,400 1,863
Constellium SE * 333,278 3,423
Element Solutions, Inc.  164,462 4,182
H.B. Fuller Co.  25,400 1,714
Hudbay Minerals, Inc.  218,800 1,772
Common Stocks
(96.8%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
Knife River Corp. * 15,700 1,596
Quaker Chemical Corp.  12,212 1,719
Reliance, Inc.  16,197 4,361
Warrior Met Coal, Inc.  38,316 2,078
West Fraser Timber
Co., Ltd.  17,150 1,485
Total 24,193
Real Estate ( 10 .4% )
Apple Hospitality REIT,
Inc.  376,959 5,786
CubeSmart LP  93,620 4,012
Curbline Properties
Corp.  70,300 1,632
EastGroup Properties,
Inc.  24,564 3,942
Essential Properties
Realty Trust, Inc.  177,892 5,565
FirstService Corp.  16,547 2,995
Highwoods Properties,
Inc.  115,900 3,544
Independence Realty
Trust, Inc.  262,461 5,207
Kilroy Realty Corp.  105,900 4,284
The Macerich Co.  155,400 3,096
NETSTREIT Corp.  224,336 3,174
Opendoor
Technologies, Inc. * 512,464 820
Ryman Hospitality
Properties, Inc.  11,000 1,148
Safehold, Inc.  142,442 2,632
Saul Centers, Inc.  57,669 2,238
The St. Joe Co.  24,663 1,108
Terreno Realty Corp.  92,259 5,456
UMH Properties, Inc.  188,700 3,563
Total 60,202
Utilities ( 5 .2% )
Artesian Resources
Corp. - Class A  29,351 928
California Water
Service Group  71,036 3,220
Chesapeake Utilities
Corp.  35,138 4,264
Hawaiian Electric
Industries, Inc. * 184,700 1,797
IDACORP, Inc.  36,149 3,950
MGE Energy, Inc.  31,204 2,932
OGE Energy Corp.  78,330 3,231
ONE Gas, Inc.  66,808 4,627

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
Common Stocks
(96.8%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
TXNM Energy, Inc.  103,702 5,099
Total 30,048
Total Common Stocks
(Cost: $440,034) 560,433
Total Investments (96.8%)
(Cost: $440,034)
@
560,433
Other Assets, Less
Liabilities (3.2%) 18,246
Net Assets (100.0%) 578,679
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $441,297 and the net unrealized appreciation of investments based on that cost was $119,136 which is comprised of $153,828 aggregate gross unrealized appreciation and
$34,692 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 560,433 $ — $ —
Total Assets:
$ 560,433 $ — $ —

Schedule of Investments
December 31, 2024
International Growth Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 97 .1% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 0 .7% )
Rightmove PLC  United Kingdom 306,857 2,457
Tencent Holdings, Ltd.  China 90,000 4,810
Total 7,267
Consumer Discretionary ( 10 .2% )
Autoliv, Inc.  Sweden 77,700 7,288
Compass Group PLC  United Kingdom 880,000 29,252
InterContinental Hotels Group
PLC, ADR  United Kingdom 194,584 24,307
LVMH Moet Hennessy Louis
Vuitton SE  France 43,529 28,463
PDD Holdings, Inc., ADR * China 25,000 2,425
PRADA SpA  Italy 1,034,500 8,012
Trip.com Group, Ltd., ADR * China 37,850 2,599
USS Co., Ltd.  Japan 512,700 4,487
Total 106,833
Consumer Staples ( 0 .3% )
PriceSmart, Inc.  United States 29,900 2,756
Total 2,756
Energy ( 0 .4% )
Reliance Industries, Ltd.  India 270,000 3,825
Total 3,825
Financials ( 16 .3% )
3i Group PLC  United Kingdom 124,000 5,509
Deutsche Borse AG  Germany 66,400 15,300
HDFC Bank, Ltd.  India 240,729 4,979
Jio Financial Services, Ltd. * India 125,000 435
London Stock Exchange
Group PLC  United Kingdom 154,000 21,684
Marsh & McLennan Cos., Inc.  United States 104,057 22,103
Mastercard, Inc. - Class A  United States 31,350 16,508
Moody's Corp.  United States 51,700 24,473
S&P Global, Inc.  United States 43,300 21,565
UBS Group AG  Switzerland 678,300 20,684
Visa, Inc. - Class A  United States 55,025 17,390
Total 170,630
Health Care ( 5 .8% )
EssilorLuxottica SA  France 44,700 10,862
Hoya Corp.  Japan 80,100 9,953
Novo Nordisk A/S - Class B  Denmark 459,500 39,548
Total 60,363
Industrials ( 32 .2% )
Aalberts NV  Netherlands 47,200 1,667
AddTech AB - Class B  Sweden 125,000 3,396
Airbus SE  France 124,900 19,907
Assa Abloy AB - Class B  Sweden 552,100 16,231
Atlas Copco AB - Class A  Sweden 2,176,600 33,295
Azelis Group NV  Belgium 183,307 3,595
BAE Systems PLC  United Kingdom 1,258,600 18,056
CAE, Inc. * Canada 107,900 2,740
Canadian Pacific Kansas City,
Ltd.  Canada 265,300 19,209
Common Stocks (97.1%) Country Shares/ Par
+
Value
$ (000’s)
Industrials continued
Edenred  France 110,866 3,622
Epiroc AB - Class A  Sweden 739,645 12,844
Experian PLC  United States 545,100 23,319
GE Vernova, Inc.  United States 60,000 19,736
IMCD NV  Netherlands 49,900 7,390
Interpump Group SpA  Italy 122,400 5,438
Komatsu, Ltd.  Japan 225,000 6,215
KONE Oyj - Class B  Finland 107,600 5,232
Legrand SA  France 160,800 15,562
MISUMI Group, Inc.  Japan 68,600 1,055
OSG Corp.  Japan 124,300 1,456
Otis Worldwide Corp.  United States 80,300 7,437
Recruit Holdings Co., Ltd.  Japan 525,900 36,590
RELX PLC  United Kingdom 403,000 18,262
Safran SA  France 191,900 41,920
Schindler Holding AG  Switzerland 26,608 7,313
SHO-BOND Holdings Co.,
Ltd.  Japan 150,561 4,971
Total 336,458
Information Technology ( 20 .7% )
Amadeus IT Group SA  Spain 98,100 6,901
ASML Holding NV  Netherlands 76,700 53,942
Azbil Corp.  Japan 1,356,200 10,399
BE Semiconductor Industries
NV  Netherlands 50,950 6,891
Keyence Corp.  Japan 59,600 24,251
Lagercrantz Group AB
- Class B  Sweden 186,200 3,489
Lectra  France 70,400 1,884
The Sage Group PLC  United Kingdom 380,000 5,997
SAP SE  Germany 246,000 60,204
Spectris PLC  United Kingdom 217,900 6,811
Taiwan Semiconductor
Manufacturing Co., Ltd.  Taiwan 1,074,000 35,070
Total 215,839
Materials ( 10 .5% )
CRH PLC  United States 429,500 39,833
Franco-Nevada Corp.  Canada 61,000 7,168
Linde PLC  United States 93,255 39,043
The Sherwin-Williams Co.  United States 70,200 23,863
Total 109,907
Total Common Stocks (Cost: $758,136) 1,013,878
Total Investments (97.1%) (Cost: $758,136)
@
1,013,878
Other Assets, Less Liabilities (2.9%) 30,282
Net Assets (100.0%) 1,044,160

International Growth Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investments by Country of Risk as a Percentage of Net Assets:
United States 24.7%
United Kingdom 12.6%
France 11.7%
Japan 9.5%
Sweden 7.3%
Germany 7.2%
Netherlands 6.8%
Other 17.3%
Total
97.1%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $759,430 and the net unrealized appreciation of investments based on that cost was $254,447 which is comprised of $267,609 aggregate gross unrealized appreciation and
$13,162 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary $ 36,619 $ 70,214 $ —
Consumer Staples 2,756 — —
Financials 102,039 68,591 —
Industrials 49,122 287,336 —
Materials 70,074 39,833 —
All Others — 287,294 —
Total Assets:
$ 260,610 $ 753,268 $ —

Schedule of Investments
December 31, 2024
Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 96.6% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services (2.7%)
Advanced Info Service PCL -
Foreign Shares  Thailand 620,600 5,224
Car Group, Ltd.  Australia 126,566 2,813
Hellenic Telecommunications
Organization SA  Greece 133,959 2,064
KDDI Corp.  Japan 192,200 6,126
SEEK, Ltd.  Australia 121,646 1,694
SoftBank Group Corp.  Japan 94,300 5,417
Total 23,338
Consumer Discretionary (8.7%)
Aristocrat Leisure, Ltd.  Australia 212,351 8,967
Burberry Group PLC  United Kingdom 148,808 1,813
Cie Financiere Richemont SA
- Class A  Switzerland 65,070 9,891
Compagnie Generale des
Etablissements Michelin  France 161,586 5,306
Denso Corp.  Japan 489,400 6,790
Flutter Entertainment PLC * United Kingdom 14,970 3,869
LVMH Moet Hennessy Louis
Vuitton SE  France 25,308 16,549
Next PLC  United Kingdom 20,910 2,485
Pan Pacific International
Holdings Corp.  Japan 108,700 2,950
Sands China, Ltd. * Macau 952,800 2,560
Techtronic Industries Co., Ltd.  Hong Kong 602,000 7,936
Whitbread PLC  United Kingdom 103,562 3,819
Yamaha Corp.  Japan 239,700 1,730
Total 74,665
Consumer Staples (7.5%)
British American Tobacco PLC  United Kingdom 294,493 10,679
Diageo PLC  United Kingdom 364,023 11,568
Heineken NV  Netherlands 84,705 6,015
Kao Corp.  Japan 153,800 6,216
Kirin Holdings Co., Ltd.  Japan 341,700 4,434
Nestle SA  United States 207,427 17,009
Seven & i Holdings Co., Ltd.  Japan 535,300 8,391
Total 64,312
Energy (4.2%)
Eni SpA  Italy 501,206 6,846
Galp Energia SGPS SA  Portugal 524,863 8,701
Reliance Industries, Ltd.  India 270,534 3,832
TotalEnergies SE  France 221,239 12,294
Woodside Energy Group, Ltd.  Australia 266,552 4,123
Total 35,796
Financials (22.3%)
ABN AMRO Bank NV  Netherlands 526,464 8,121
AIA Group, Ltd.  Hong Kong 939,600 6,797
Aon PLC  United States 37,565 13,492
B3 SA - Brasil, Bolsa, Balcao  Brazil 3,258,600 5,589
Banco Bradesco SA, ADR  Brazil 2,320,912 4,433
Bank of Ireland Group PLC  Ireland 1,011,441 9,223
Barclays PLC  United Kingdom 4,083,110 13,674
Beazley PLC  United Kingdom 1,034,548 10,545
Common Stocks (96.6%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
BNP Paribas SA  France 184,273 11,286
Erste Group Bank AG  Austria 65,107 4,023
Euronext NV  Netherlands 116,338 13,039
HDFC Bank, Ltd.  India 431,363 8,923
Hiscox, Ltd.  United Kingdom 468,553 6,353
ING Groep NV  Netherlands 35,783 559
Julius Baer Group, Ltd.  Switzerland 193,228 12,465
London Stock Exchange
Group PLC  United Kingdom 75,468 10,626
Mitsubishi UFJ Financial
Group, Inc.  Japan 1,061,600 12,450
NatWest Group PLC  United Kingdom 2,821,194 14,200
Samsung Fire & Marine
Insurance Co., Ltd.  South Korea 12,326 2,997
Sompo Holdings, Inc.  Japan 163,400 4,325
Visa, Inc. - Class A  United States 40,686 12,858
Willis Towers Watson PLC  United States 16,085 5,038
Total 191,016
Health Care (11.4%)
Chugai Pharmaceutical Co.,
Ltd.  Japan 115,500 5,082
ConvaTec Group PLC  United Kingdom 1,729,016 4,788
CSL, Ltd.  United States 49,903 8,693
Daiichi Sankyo Co., Ltd.  Japan 224,800 6,179
Merck KGaA  Germany 47,471 6,878
Novo Nordisk A/S - Class B  Denmark 235,029 20,228
Olympus Corp.  Japan 244,300 3,639
Qiagen NV * United States 185,203 8,257
Roche Holding AG  United States 76,601 21,441
Sanofi  United States 105,672 10,219
Terumo Corp.  Japan 139,700 2,688
Total 98,092
Industrials (18.6%)
Cellnex Telecom SA  Spain 145,903 4,599
Daikin Industries, Ltd.  Japan 61,900 7,252
GEA Group AG  Germany 209,508 10,378
Hitachi, Ltd.  Japan 859,700 21,130
Legrand SA  France 96,501 9,339
Mitsubishi Electric Corp.  Japan 569,400 9,651
Mitsui & Co., Ltd.  Japan 348,200 7,225
MTU Aero Engines AG  Germany 31,983 10,665
Persol Holdings Co., Ltd.  Japan 1,090,400 1,625
RB Global, Inc.  Canada 70,351 6,350
Ryanair Holdings PLC, ADR  Italy 109,332 4,766
Schneider Electric SE  United States 124,865 30,866
Secom Co., Ltd.  Japan 22,000 743
SMC Corp.  Japan 21,300 8,294
Thales SA  France 35,779 5,105
Toyota Industries Corp.  Japan 95,400 7,676
Weir Group PLC  United Kingdom 190,769 5,194
Wolters Kluwer NV  Netherlands 54,588 9,054
Total 159,912

Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (96.6%) Country Shares/ Par
+
Value
$ (000’s)
Information Technology (9.8%)
Amadeus IT Group SA  Spain 113,699 7,999
ASML Holding NV  Netherlands 19,665 13,830
Cadence Design Systems,
Inc. * United States 38,511 11,571
Capgemini SE  France 19,212 3,134
Constellation Software, Inc.  Canada 3,768 11,652
Disco Corp.  Japan 7,400 1,997
Fujitsu, Ltd.  Japan 310,700 5,457
Nomura Research Institute,
Ltd.  Japan 60,500 1,780
NXP Semiconductors NV  China 21,886 4,549
Renesas Electronics Corp. * Japan 483,000 6,140
Samsung Electronics Co., Ltd.  South Korea 119,758 4,322
Taiwan Semiconductor
Manufacturing Co., Ltd.  Taiwan 364,189 11,892
Total 84,323
Materials (8.2%)
Akzo Nobel NV  Netherlands 89,733 5,388
Croda International PLC  United Kingdom 100,539 4,259
Glencore PLC * Australia 1,833,312 8,061
James Hardie Industries
PLC * United States 82,639 2,550
Linde PLC  United States 57,722 24,166
Novozymes A/S - Class B  Denmark 82,282 4,644
Shin-Etsu Chemical Co., Ltd.  Japan 237,000 7,838
Sika AG  Switzerland 27,640 6,568
Common Stocks (96.6%) Country Shares/ Par
+
Value
$ (000’s)
Materials continued
Symrise AG  Germany 65,030 6,914
Total 70,388
Real Estate (0.6%)
LEG Immobilien SE  Germany 64,228 5,442
Total 5,442
Utilities (2.6%)
APA Group  Australia 415,302 1,790
China Resources Gas Group,
Ltd.  China 734,500 2,908
CLP Holdings, Ltd.  Hong Kong 360,500 3,031
E.ON SE  Germany 359,507 4,186
Iberdrola SA  Spain 737,415 10,154
Total 22,069
Total Common Stocks (Cost: $692,098) 829,353
Warrants ( –% )
Information Technology (–%)
Constellation Software,
Inc. *,Æ Canada 5,207 –
Total –
Total Warrants (Cost: $–) –
Total Investments (96.6%) (Cost: $692,098)
@
829,353
Other Assets, Less Liabilities (3.4%) 28,951
Net Assets (100.0%) 858,304
Investments by Country of Risk as a Percentage of Net Assets:
United States 19.4%
Japan 19.0%
United Kingdom 12.1%
France 7.3%
Netherlands 6.5%
Germany 5.2%
Other 27.1%
Total
96.6%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $695,367 and the net unrealized appreciation of investments based on that cost was $133,986 which is comprised of $185,016 aggregate gross unrealized appreciation and
$51,030 aggregate gross unrealized depreciation.

Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary $ 3,869 $ 70,796 $ —
Financials 35,821 155,195 —
Industrials 11,116 148,796 —
Information Technology 27,772 56,551 —
Materials 24,166 46,222 —
All Others — 249,049 —
Warrants — — —
Total Assets:
$ 102,744 $ 726,609 $ —
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended December 31, 2024.

Schedule of Investments
December 31, 2024
International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 94 .7% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 5 .0% )
Baidu, Inc., ADR * China 150,000 12,647
Deutsche Telekom AG  Germany 1,183,289 35,413
Grupo Televisa SAB, ADR  Mexico 1,850,000 3,108
Liberty Global, Ltd. - Class A * Belgium 155,000 1,978
Liberty Global, Ltd. - Class C * Belgium 287,000 3,771
Millicom International Cellular
SA, SDR * Guatemala 360,000 8,832
NetEase, Inc., ADR  China 100,000 8,921
Sunrise Communications AG -
Class A, ADR * Switzerland 88,400 3,808
Tencent Holdings, Ltd.  China 269,200 14,386
Total 92,864
Consumer Discretionary ( 11 .9% )
adidas AG  Germany 26,000 6,385
Alibaba Group Holding, Ltd.,
ADR  China 389,500 33,026
Booking Holdings, Inc.  United States 7,000 34,779
Coupang, Inc. * South Korea 537,000 11,803
Entain PLC  United Kingdom 1,950,337 16,704
Flutter Entertainment PLC * United Kingdom 24,400 6,306
Honda Motor Co., Ltd.  Japan 1,687,500 15,867
JD.com, Inc., ADR  China 573,400 19,880
Kering SA  France 38,500 9,436
Ollamani SAB * Mexico 462,500 785
Prosus NV * China 947,000 37,556
Stellantis NV  United States 1,212,800 15,917
Yum China Holdings, Inc.  China 325,900 15,699
Total 224,143
Consumer Staples ( 8 .4% )
Anheuser-Busch InBev SA/NV  Belgium 545,000 27,270
Beiersdorf AG  Germany 101,500 13,032
Danone SA  France 294,600 19,822
Diageo PLC  United Kingdom 641,500 20,385
Haleon PLC  United States 6,500,000 30,619
Imperial Brands PLC  United Kingdom 881,700 28,175
Reckitt Benckiser Group PLC  United Kingdom 163,978 9,906
Seven & i Holdings Co., Ltd.  Japan 519,500 8,143
Total 157,352
Energy ( 6 .0% )
BP PLC  United States 2,522,000 12,428
Equinor ASA  Norway 245,000 5,791
Suncor Energy, Inc.  Canada 870,500 31,059
TC Energy Corp.  Canada 425,000 19,775
TotalEnergies SE  France 769,300 42,749
Total 111,802
Financials ( 20 .5% )
Aegon, Ltd.  Netherlands 2,150,000 12,724
AIA Group, Ltd.  Hong Kong 2,014,200 14,571
Aviva PLC  United Kingdom 3,763,000 22,082
Axis Bank, Ltd.  India 2,775,000 34,464
Banco Santander SA  Spain 11,167,800 51,655
Barclays PLC  United Kingdom 14,186,100 47,507
BNP Paribas SA  France 908,400 55,634
Common Stocks (94.7%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
Credicorp, Ltd.  Peru 132,500 24,290
HDFC Bank, Ltd.  India 1,913,300 39,576
Prudential PLC  Hong Kong 2,700,000 21,525
UBS Group AG  Switzerland 1,724,000 52,571
XP, Inc. - Class A  Brazil 730,000 8,650
Total 385,249
Health Care ( 13 .1% )
Bayer AG  Germany 690,000 13,801
Fresenius Medical Care AG  Germany 587,500 26,750
GSK PLC  United States 2,742,000 45,928
Novartis AG  Switzerland 518,500 50,462
Olympus Corp.  Japan 835,000 12,437
Roche Holding AG  United States 138,500 38,767
Sanofi  United States 597,000 57,732
Total 245,877
Industrials ( 10 .5% )
Ashtead Group PLC  United Kingdom 466,000 28,823
Daikin Industries, Ltd.  Japan 142,000 16,636
Deutsche Post AG  Germany 610,500 21,491
Johnson Controls
International PLC  United States 825,500 65,157
Mitsubishi Electric Corp.  Japan 1,406,000 23,830
Nidec Corp.  Japan 320,000 5,744
Schneider Electric SE  United States 75,500 18,663
Smiths Group PLC  United Kingdom 814,900 17,475
Total 197,819
Information Technology ( 6 .7% )
Brother Industries, Ltd.  Japan 319,000 5,404
Infineon Technologies AG  Germany 763,800 24,809
Kyocera Corp.  Japan 1,079,600 10,701
Murata Manufacturing Co.,
Ltd.  Japan 792,000 12,658
Samsung Electronics Co., Ltd.  South Korea 40,000 1,444
Taiwan Semiconductor
Manufacturing Co., Ltd.  Taiwan 1,477,400 48,242
TE Connectivity PLC  Switzerland 156,500 22,375
Total 125,633
Materials ( 11 .1% )
Akzo Nobel NV  Netherlands 542,500 32,574
Cemex SAB de CV, ADR  Mexico 1,444,000 8,144
Glencore PLC * Australia 5,450,000 23,963
Holcim, Ltd. * United States 613,300 58,806
International Flavors &
Fragrances, Inc.  United States 247,300 20,909
Linde PLC  United States 51,600 21,603
Mitsubishi Chemical Group
Corp.  Japan 2,847,200 14,327
Nutrien, Ltd.  Canada 325,000 14,544
Teck Resources, Ltd. -
Class B  Canada 327,600 13,278
Total 208,148

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (94.7%) Country Shares/ Par
+
Value
$ (000’s)
Real Estate ( 1 .5% )
CK Asset Holdings, Ltd.  Hong Kong 2,800,500 11,503
Daito Trust Construction Co.,
Ltd.  Japan 106,000 11,788
Hang Lung Group, Ltd.  Hong Kong 3,500,000 4,714
Total 28,005
Total Common Stocks (Cost: $1,767,345) 1,776,892
Preferred Stocks ( 2 .6% )
Financials ( 1 .9% )
Itau Unibanco Holding SA Brazil 7,088,500 35,242
Total 35,242
Preferred Stocks (2.6%) Country Shares/ Par
+
Value
$ (000’s)
Information Technology ( 0 .7% )
Samsung Electronics Co., Ltd. South Korea 460,000 13,795
Total 13,795
Total Preferred Stocks (Cost: $55,501) 49,037
Total Investments (97.3%) (Cost: $1,822,846)
@
1,825,929
Other Assets, Less Liabilities (2.7%) 51,421
Net Assets (100.0%) 1,877,350
Investments by Country of Risk as a Percentage of Net Assets:
United States 22.4%
United Kingdom 10.5%
China 7.6%
Japan 7.3%
Germany 7.5%
Switzerland 6.9%
France 6.8%
Other 28.3%
Total
97.3%
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Buy       Morgan Stanley And Co.
International PLC
CNH 18,000 2,453 1/9/25 $ — $ (15) $ (15)
Buy       Standard Chartered PLC CNH 28,000 3,816 1/16/25 — (60) (60)
Sell       HSBC Bank USA CNH 29,698 4,048 1/9/25 201 — 201
Sell       JP Morgan Chase Bank NA CNH 29,698 4,048 1/9/25 199 — 199
Sell       UBS AG CNH 14,849 2,024 1/9/25 101 — 101
Sell       Bank of America NA CNH 46,106 6,284 1/16/25 45 — 45
Sell       Citibank NA CNH 11,829 1,612 1/16/25 97 — 97
Sell       UBS AG CNH 35,513 4,840 1/16/25 290 — 290
Sell       Barclays Bank PLC CNH 608 83 2/13/25 4 — 4
Sell       HSBC Bank USA CNH 1,520 207 2/13/25 9 — 9
Sell       UBS AG CNH 24,743 3,374 2/13/25 144 — 144
Sell       HSBC Bank USA CNH 49,815 6,800 3/13/25 294 — 294
Sell       State Street Bank And Trust
Company
CNH 49,815 6,860 3/13/25 235 — 235
Sell       UBS AG CNH 30,771 4,200 3/13/25 182 — 182
Sell       HSBC Bank USA CNH 22,478 3,069 3/20/25 102 — 102
Sell       JP Morgan Chase Bank NA CNH 11,155 1,523 3/20/25 53 — 53
Sell       UBS AG CNH 22,668 3,094 3/20/25 96 — 96
Sell       HSBC Bank USA CNH 12,417 1,697 4/10/25 90 — 90
Sell       State Street Bank And Trust
Company
CNH 9,600 1,325 4/10/25 33 — 33
Sell       UBS AG CNH 9,600 1,312 4/10/25 46 — 46
Sell       Barclays Bank PLC CNH 40,948 5,598 4/17/25 171 — 171
Sell       JP Morgan Chase Bank NA CNH 20,474 2,799 4/17/25 84 — 84
Sell       UBS AG CNH 40,948 5,598 4/17/25 170 — 170
Sell       Bank of America NA CNH 13,445 1,842 5/22/25 68 — 68

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       State Street Bank And Trust
Company
CNH 13,445 1,863 5/22/25 $ 43 $ — $ 43
Sell       UBS AG CNH 40,334 5,526 5/22/25 192 — 192
Sell       HSBC Bank USA CNH 29,303 4,019 6/12/25 128 — 128
Sell       JP Morgan Chase Bank NA CNH 13,500 1,852 6/12/25 82 — 82
Sell       UBS AG CNH 28,300 3,882 6/12/25 177 — 177
Sell       HSBC Bank USA CNH 29,599 4,063 6/26/25 180 — 180
Sell       UBS AG CNH 14,801 2,032 6/26/25 91 — 91
Sell       Citibank NA CNH 12,417 1,706 7/10/25 99 — 99
Sell       HSBC Bank USA CNH 14,800 2,033 7/10/25 94 — 94
Sell       UBS AG CNH 41,420 5,694 7/17/25 266 — 266
Sell       JP Morgan Chase Bank NA CNH 105 14 8/14/25 1 — 1
Sell       UBS AG CNH 316 42 8/14/25 3 — 3
Sell       HSBC Bank USA CNH 16,678 2,300 9/11/25 102 — 102
Sell       State Street Bank And Trust
Company
CNH 8,339 1,168 9/11/25 31 — 31
Sell       UBS AG CNH 16,677 2,300 9/11/25 101 — 101
Sell       Bank of America NA CNH 12,417 1,714 9/25/25 86 — 86
Sell       HSBC Bank USA CNH 12,417 1,714 9/25/25 97 — 97
Sell       UBS AG CNH 24,833 3,428 9/25/25 178 — 178
Sell       HSBC Bank USA CNH 20,670 2,858 10/16/25 115 — 115
Sell       JP Morgan Chase Bank NA CNH 6,890 953 10/16/25 37 — 37
Sell       Citibank NA CNH 21,935 3,043 12/11/25 34 — 34
Sell       HSBC Bank USA CNH 21,935 3,043 12/11/25 38 — 38
Sell       Citibank NA TWD 56,069 1,719 2/27/25 43 — 43
Sell       HSBC Bank USA TWD 20,880 640 2/27/25 20 — 20
Sell       JP Morgan Chase Bank NA TWD 25,498 782 2/27/25 20 — 20
Sell       Citibank NA TWD 56,403 1,731 3/13/25 51 — 51
Sell       HSBC Bank USA TWD 23,335 716 3/13/25 20 — 20
Sell       UBS AG TWD 22,502 691 3/13/25 17 — 17
Sell       HSBC Bank USA TWD 58,400 1,794 3/27/25 46 — 46
Sell       JP Morgan Chase Bank NA TWD 23,335 717 3/27/25 19 — 19
Sell       UBS AG TWD 25,001 768 3/27/25 30 — 30
Sell       Bank of America NA TWD 23,331 717 4/10/25 19 — 19
Sell       Barclays Bank PLC TWD 31,400 966 4/10/25 28 — 28
Sell       JP Morgan Chase Bank NA TWD 24,668 759 4/10/25 23 — 23
Sell       UBS AG TWD 24,998 769 4/10/25 30 — 30
Sell       Bank of America NA TWD 31,397 966 4/17/25 27 — 27
Sell       HSBC Bank USA TWD 70,517 2,170 4/17/25 73 — 73
Sell       Bank of America NA TWD 23,998 740 5/15/25 41 — 41
Sell       Barclays Bank PLC TWD 24,998 771 5/15/25 42 — 42
Sell       HSBC Bank USA TWD 24,001 740 5/15/25 41 — 41
Sell       JP Morgan Chase Bank NA TWD 25,000 771 5/15/25 44 — 44
Sell       Bank of America NA TWD 25,001 774 6/26/25 42 — 42
Sell       Barclays Bank PLC TWD 24,001 743 6/26/25 41 — 41
Sell       JP Morgan Chase Bank NA TWD 25,001 774 6/26/25 41 — 41
Sell       JP Morgan Chase Bank NA TWD 48,000 1,488 7/24/25 40 — 40
Sell       UBS AG TWD 48,000 1,488 7/24/25 39 — 39
Sell       HSBC Bank USA TWD 44,500 1,382 8/14/25 55 — 55
Sell       JP Morgan Chase Bank NA TWD 44,500 1,382 8/14/25 50 — 50
$ 5,831 $ (75) $ 5,756

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 5,831 — $ 5,831 $ (75) — — $ (75)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,833,917 and the net unrealized depreciation of investments based on that cost was $2,233 which is comprised of $259,310 aggregate gross unrealized appreciation and
$261,543 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Preferred Stocks $ — $ 49,037 $ —
Common Stocks
Communication Services 34,233 58,631 —
Consumer Discretionary 122,278 101,865 —
Energy 50,834 60,968 —
Financials 32,940 352,309 —
Industrials 65,157 132,662 —
Information Technology 22,375 103,258 —
Materials 78,478 129,670 —
All Others — 431,234 —
Other Financial Instruments^
Forward Foreign Currency Contracts — 5,831 —
Total Assets:
$ 406,295 $ 1,425,465 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — (75) —
Total Liabilities:
$ — $ (75) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2024
Emerging Markets Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 96 .5% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 9 .9% )
Bharti Airtel, Ltd.  India 670,962 12,428
Telkom Indonesia Persero
Tbk PT  Indonesia 63,839,300 10,709
Tencent Holdings, Ltd.  China 1,501,400 80,237
Total 103,374
Consumer Discretionary ( 14 .1% )
Alibaba Group Holding, Ltd.  China 2,495,400 26,482
ANTA Sports Products, Ltd.  China 1,658,200 16,480
Indian Hotels Co., Ltd.  India 1,311,085 13,439
Mahindra & Mahindra, Ltd.  India 358,646 12,564
Meituan Dianping - Class B * China 1,113,400 21,602
MercadoLibre, Inc. * Brazil 7,471 12,704
Midea Group Co., Ltd. * China 1,181,000 11,477
Midea Group Co., Ltd.
- Class A  China 1,001,066 10,302
Talabat Holding PLC *
United Arab
Emirates 24,944,850 9,508
Trip.com Group, Ltd. * China 188,900 13,024
Total 147,582
Consumer Staples ( 3 .8% )
Fomento Economico
Mexicano SAB de CV, ADR  Mexico 106,504 9,105
Hindustan Unilever, Ltd.  India 409,033 11,109
Kweichow Moutai Co., Ltd. -
Class A  China 58,073 12,102
Raia Drogasil SA  Brazil 1,971,552 6,993
Total 39,309
Energy ( 2 .1% )
PRIO SA * Brazil 1,070,099 7,020
Saudi Arabian Oil Co.  Saudi Arabia 1,977,829 14,764
Total 21,784
Financials ( 20 .7% )
Abu Dhabi Islamic Bank PJSC
United Arab
Emirates 3,520,206 13,233
AIA Group, Ltd.  Hong Kong 1,990,000 14,395
Al Rajhi Bank  Saudi Arabia 893,479 22,459
Bank Negara Indonesia
Persero Tbk PT  Indonesia 49,962,100 13,430
Cholamandalam Investment
and Finance Co., Ltd.  India 540,029 7,469
Credicorp, Ltd.  Peru 29,829 5,468
HDFC Bank, Ltd.  India 1,481,809 30,651
ICICI Bank, Ltd.  India 1,524,229 22,794
Itausa SA - Preference Shares  Brazil 7,337,684 10,470
Kaspi.KZ Joint Stock Co.,
ADR  Kazakhstan 115,855 10,973
Nu Holdings, Ltd. * Brazil 905,143 9,377
PICC Property & Casualty
Co., Ltd.  China 9,193,900 14,514
Ping An Insurance Group Co.
of China, Ltd. - Class H  China 1,698,000 9,994
Sanlam, Ltd.  South Africa 2,171,589 9,992
Sberbank of Russia PJSC *,Æ Russia 1,471,064 –
Common Stocks (96.5%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
SBI Life Insurance Co., Ltd.  India 751,800 12,204
Shinhan Financial Group Co.,
Ltd.  South Korea 277,343 8,893
Total 216,316
Health Care ( 2 .0% )
Shenzhen Mindray Bio-
Medical Electronics Co.,
Ltd.  China 311,215 10,854
Torrent Pharmaceuticals Ltd.  India 243,871 9,548
Total 20,402
Industrials ( 10 .1% )
Contemporary Amperex
Technology Co., Ltd.  China 726,489 26,419
Grupo Aeroportuario del
Sureste SAB de CV
- Class B  Mexico 351,650 9,017
Havells India, Ltd.  India 533,249 10,416
HD Korea Shipbuilding &
Offshore Engineering Co.,
Ltd. * South Korea 118,442 18,324
InPost SA * Poland 401,310 6,864
NARI Technology Co., Ltd. -
Class A  China 3,814,898 13,172
Samsung C&T Corp.  South Korea 85,731 6,636
Samsung E&A Co., Ltd. * South Korea 505,105 5,670
Sungrow Power Supply Co.,
Ltd. - Class A  China 876,240 8,847
Total 105,365
Information Technology ( 23 .6% )
Accton Technology Corp.  Taiwan 728,000 17,094
Delta Electronics, Inc.  Taiwan 1,622,000 21,119
Globant SA * United States 51,873 11,123
MediaTek, Inc.  Taiwan 420,000 18,033
Samsung Electronics Co., Ltd.  South Korea 84,653 3,055
SK Hynix, Inc.  South Korea 125,361 14,225
Taiwan Semiconductor
Manufacturing Co., Ltd.  Taiwan 4,076,290 133,105
Tata Consultancy Services,
Ltd.  India 391,123 18,656
Yageo Corp.  Taiwan 595,244 9,773
Total 246,183
Materials ( 4 .7% )
Grupo Mexico SAB de CV  Mexico 2,041,299 9,685
Southern Copper Corp.  Mexico 248,163 22,615
UltraTech Cement, Ltd.  India 129,963 17,292
Total 49,592
Real Estate ( 2 .9% )
Aldar Properties PJSC
United Arab
Emirates 6,824,244 14,266
China Resources Land, Ltd.  China 2,934,000 8,520
Godrej Properties, Ltd. * India 238,193 7,732
Total 30,518

Emerging Markets Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (96.5%) Country Shares/ Par
+
Value
$ (000’s)
Utilities ( 2 .6% )
Power Grid Corp. of India, Ltd.  India 7,634,605 27,497
Total 27,497
Total Common Stocks (Cost: $875,882) 1,007,922
Preferred Stocks ( 3 .5% ) Country Shares/ Par
+
Value
$ (000's)
Information Technology ( 3 .5% )
Samsung Electronics Co., Ltd. South Korea 1,205,793 36,160
Total 36,160
Total Preferred Stocks (Cost: $49,843) 36,160
Total Investments (100.0%) (Cost: $925,725)
@
1,044,082
Other Assets, Less Liabilities (0.0%) 69
Net Assets (100.0%) 1,044,151
Investments by Country of Risk as a Percentage of Net Assets:
China 27.2%
India 20.5%
Taiwan 19.1%
South Korea 8.9%
Other 24.3%
Total
100.0%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $931,161 and the net unrealized appreciation of investments based on that cost was $112,921 which is comprised of $192,731 aggregate gross unrealized appreciation and
$79,810 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Preferred Stocks $ — $ 36,160 $ —
Common Stocks
Consumer Discretionary 22,212 125,370 —
Consumer Staples 9,105 30,204 —
Financials 25,818 190,498 —
Industrials 9,017 96,348 —
Information Technology 11,123 235,060 —
Materials 32,300 17,292 —
All Others — 203,575 —
Total Assets:
$ 109,575 $ 934,507 $ —
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended December 31, 2024.

Schedule of Investments
December 31, 2024
Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments ( 99 .8% ) Shares/ Par
+
Value
$ (000's)
Repurchase Agreements ( 42 .6% )
Tri-Party Bank of Montreal, 4.450%,
1/2/25 (Purchased on 12/31/24, to be
repurchased at $30,007,417, collateralized
by various US Treasury obligations,
2.250% to 5.250%, due from 11/15/2028
to 2/15/2052, aggregate par and fair
value of $33,713,136 and $30,600,088,
respectively) 30,000,000 30,000
Tri-Party Bank of Nova Scotia, 4.450%,
1/2/25 (Purchased on 12/31/24, to be
repurchased at $20,004,944, collateralized
by various US Treasury obligations,
0.125% to 4.625%, due from 3/31/2026
to 6/30/2031, aggregate par and fair
value of $20,639,837 and $20,405,102,
respectively) 20,000,000 20,000
Tri-Party BNP Paribas, 4.450%, 1/2/25
(Purchased on 12/31/24, to be
repurchased at $10,002,472, collateralized
by various US Treasury obligations,
0.000% to 2.500%, due from 1/15/2029
to 8/15/2046, aggregate par and fair
value of $19,631,577 and $10,200,000,
respectively) 10,000,000 10,000
Tri-Party BNP Paribas, 4.460%,
1/2/25 (Purchased on 12/31/24, to
be repurchased at $15,003,717,
collateralized by various US government
sponsored agency obligations, 2.500%
to 6.500%, due from 11/15/2032 to
5/20/2064, aggregate par and fair
value of $15,727,873 and $15,300,000,
respectively) 15,000,000 15,000
Tri-Party Citigroup Global Markets, Inc.,
4.450%, 1/2/25 (Purchased on 12/31/24,
to be repurchased at $15,003,708,
collateralized by US Treasury Note,
0.625%, due 8/15/2030, par and fair
value of $18,815,878 and $15,300,056,
respectively) 15,000,000 15,000
Tri-Party Citigroup Global Markets, Inc.,
4.460%, 1/2/25 (Purchased on 12/31/24,
to be repurchased at $10,002,478,
collateralized by US Treasury Note,
0.500%, due 3/31/2025, par and fair
value of $10,296,619 and $10,200,026,
respectively) 10,000,000 10,000
Tri-Party Goldman Sachs Group LP,
4.460%, 1/2/25 (Purchased on 12/31/24,
to be repurchased at $20,004,956,
collateralized by various US government
sponsored agency obligations, 2.000%
to 7.000%, due from 3/15/2032 to
8/20/2064, aggregate par and fair
value of $20,381,146 and $20,400,000,
respectively) 20,000,000 20,000
Money Market Investments (99.8%) Shares/ Par
+
Value
$ (000’s)
Repurchase Agreements continued
Tri-Party Mitsubishi UFJ, 4.460%,
1/2/25 (Purchased on 12/31/24, to
be repurchased at $16,003,964,
collateralized by various US government
sponsored agency obligations, 1.125%
to 6.500%, due from 1/20/2029 to
11/20/2054, aggregate par and fair
value of $17,302,403 and $16,320,000,
respectively) 16,000,000 16,000
Tri-Party Mizuho Securities, 4.460%,
1/2/25 (Purchased on 12/31/24, to
be repurchased at $25,006,194,
collateralized by US Treasury Note,
4.375%, due 12/31/2029, par and fair
value of $25,494,200 and $25,500,038,
respectively) 25,000,000 25,000
Tri-Party Morgan Stanley, 4.450%,
1/2/25 (Purchased on 12/31/24, to be
repurchased at $15,003,708, collateralized
by various US Treasury obligations,
0.000% to 6.875%, due from 8/15/2025
to 8/15/2042, aggregate par and fair
value of $21,525,324 and $15,300,000,
respectively) 15,000,000 15,000
Tri-Party Natixis S.A., 4.450%, 1/2/25
(Purchased on 12/31/24, to be
repurchased at $15,003,708, collateralized
by various US Treasury obligations,
0.750% to 4.875%, due from 12/15/2025
to 8/15/2043, aggregate par and fair
value of $16,238,580 and $15,300,040,
respectively) 15,000,000 15,000
Tri-Party TD Securities, 4.480%, 1/2/25
(Purchased on 12/31/24, to be
repurchased at $24,005,973, collateralized
by US government sponsored agency,
5.500%, due 9/1/2054, par and fair
value of $25,011,130 and $24,720,000,
respectively) 24,000,000 24,000
Total 215,000
US Government & Agencies ( 57 .2% )
Federal Farm Credit Bank, 4.420%, (US
SOFR plus 0.050%), 6/20/25 206,000 206
Federal Farm Credit Bank, 4.440%, (US
SOFR plus 0.070%), 11/17/25 800,000 800
Federal Farm Credit Bank, 4.470%, (US
SOFR plus 0.100%), 6/24/26 300,000 300
Federal Farm Credit Bank, 4.470%, (US
SOFR plus 0.100%), 6/26/26 805,000 805
Federal Farm Credit Bank, 4.505%, (US
SOFR plus 0.135%), 10/15/26 4,100,000 4,099
Federal Farm Credit Bank, 4.505%, (US
SOFR plus 0.135%), 12/23/26 400,000 400
Federal Farm Credit Bank, 4.510%, (US
SOFR plus 0.140%), 5/27/25 3,225,000 3,225

Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments (99.8%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
Federal Farm Credit Bank, 4.510%, (US
SOFR plus 0.140%), 12/30/26 300,000 300
Federal Farm Credit Bank, 4.540%, (US
SOFR plus 0.170%), 1/23/25 2,685,000 2,685
Federal Farm Credit Bank, 4.541%, (US
Treasury 3 Month Bill Money Market Yield
plus 0.265%), 10/16/26 2,200,000 2,200
Federal Farm Credit Bank, 5.000%, 4/4/25 658,000 658
Federal Home Loan Bank, 0.000%, 1/3/25 3,000,000 2,999
Federal Home Loan Bank, 0.000%, 1/24/25 605,000 603
Federal Home Loan Bank, 0.000%, 1/27/25 3,709,000 3,697
Federal Home Loan Bank, 0.000%, 2/10/25 1,449,000 1,441
Federal Home Loan Bank, 0.000%, 2/11/25 2,505,000 2,492
Federal Home Loan Bank, 0.000%, 4/4/25 5,320,000 5,260
Federal Home Loan Bank, 0.000%, 5/2/25 1,700,000 1,676
Federal Home Loan Bank, 0.000%, 3/7/25 3,400,000 3,373
Federal Home Loan Bank, 4.370%, (US
SOFR), 2/3/25 2,300,000 2,300
Federal Home Loan Bank, 4.370%, (US
SOFR), 5/20/25 1,920,000 1,920
Federal Home Loan Bank, 4.370%, (US
SOFR), 5/22/25 300,000 300
Federal Home Loan Bank, 4.370%, (US
SOFR), 2/3/25 1,300,000 1,300
Federal Home Loan Bank, 4.375%, (US
SOFR plus 0.005%), 1/13/25 4,200,000 4,200
Federal Home Loan Bank, 4.375%, (US
SOFR plus 0.005%), 2/25/25 800,000 800
Federal Home Loan Bank, 4.375%, (US
SOFR plus 0.005%), 2/27/25 1,400,000 1,400
Federal Home Loan Bank, 4.375%, (US
SOFR plus 0.005%), 3/5/25 1,400,000 1,400
Federal Home Loan Bank, 4.375%, (US
SOFR plus 0.005%), 6/23/25 900,000 900
Federal Home Loan Bank, 4.390%, (US
SOFR plus 0.020%), 1/27/25 1,000,000 1,000
Federal Home Loan Bank, 4.395%, (US
SOFR plus 0.025%), 3/25/25 5,250,000 5,250
Federal Home Loan Bank, 4.470%, (US
SOFR plus 0.100%), 6/26/26 2,230,000 2,230
Federal Home Loan Bank, 4.530%, (US
SOFR plus 0.160%), 7/21/25 4,330,000 4,330
Federal Home Loan Mortgage Corp.,
4.510%, (US SOFR plus 0.140%), 9/23/26 1,300,000 1,300
Federal National Mortgage Association,
4.490%, (US SOFR plus 0.120%), 7/29/26 4,310,000 4,310
Federal National Mortgage Association,
4.505%, (US SOFR plus 0.135%), 8/21/26 1,450,000 1,450
Federal National Mortgage Association,
4.510%, (US SOFR plus 0.140%),
10/23/26 1,510,000 1,510
Federal National Mortgage Association,
4.510%, (US SOFR plus 0.140%),
11/20/26 2,000,000 2,000
Federal National Mortgage Association,
4.510%, (US SOFR plus 0.140%),
12/11/26 1,900,000 1,900
US Treasury, 0.000%, 11/28/25 1,300,000 1,250
US Treasury, 0.000%, 12/26/25 5,300,000 5,085
US Treasury, 0.000%, 1/7/25 7,300,000 7,294
US Treasury, 0.000%, 1/9/25 5,522,900 5,517
Money Market Investments (99.8%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
US Treasury, 0.000%, 1/14/25 8,060,000 8,046
US Treasury, 0.000%, 1/16/25 2,000,000 1,996
US Treasury, 0.000%, 1/21/25 4,700,000 4,688
US Treasury, 0.000%, 1/23/25 1,081,900 1,079
US Treasury, 0.000%, 1/28/25 11,290,000 11,252
US Treasury, 0.000%, 1/30/25 4,900,000 4,882
US Treasury, 0.000%, 2/4/25 3,980,000 3,963
US Treasury, 0.000%, 2/6/25 645,000 642
US Treasury, 0.000%, 3/18/25 5,930,000 5,875
US Treasury, 0.000%, 3/25/25 7,900,000 7,820
US Treasury, 0.000%, 2/11/25 8,150,000 8,109
US Treasury, 0.000%, 2/13/25 2,648,000 2,633
US Treasury, 0.000%, 2/25/25 4,500,000 4,470
US Treasury, 0.000%, 3/4/25 10,100,000 10,023
US Treasury, 0.000%, 3/6/25 3,500,000 3,472
US Treasury, 0.000%, 4/3/25 3,458,400 3,421
US Treasury, 0.000%, 4/15/25 1,490,000 1,472
US Treasury, 0.000%, 4/10/25 924,600 914
US Treasury, 0.000%, 4/17/25 5,500,000 5,431
US Treasury, 0.000%, 4/22/25 5,700,000 5,626
US Treasury, 0.000%, 4/24/25 800,000 789
US Treasury, 0.000%, 5/1/25 6,400,000 6,308
US Treasury, 0.000%, 5/8/25 10,625,000 10,465
US Treasury, 0.000%, 5/22/25 2,190,000 2,153
US Treasury, 0.000%, 5/29/25 8,600,000 8,447
US Treasury, 0.000%, 6/12/25 4,600,000 4,513
US Treasury, 0.000%, 6/20/25 9,179,000 8,999
US Treasury, 0.000%, 3/20/25 900,000 892
US Treasury, 0.000%, 6/5/25 1,920,000 1,884
US Treasury, 0.000%, 7/10/25 4,000,000 3,899
US Treasury, 0.000%, 10/2/25 1,381,300 1,339
US Treasury, 0.000%, 10/30/25 1,760,000 1,700
US Treasury, 0.001%, 4/8/25 1,175,000 1,161
US Treasury, 0.375%, 11/30/25 200,000 193
US Treasury, 0.375%, 12/31/25 1,140,000 1,097
US Treasury, 1.125%, 2/28/25 115,000 114
US Treasury, 2.750%, 2/28/25 116,000 116
US Treasury, 3.875%, 3/31/2025 115,000 115
US Treasury, 4.250%, 12/31/25 490,000 490
US Treasury, 4.401%, (US Treasury 3 Month
Bill Money Market Yield plus 0.125%),
7/31/25 10,740,000 10,739
US Treasury, 4.426%, (US Treasury 3 Month
Bill Money Market Yield plus 0.150%),
4/30/26 5,800,000 5,801
US Treasury, 4.446%, (US Treasury 3 Month
Bill Money Market Yield plus 0.170%),
10/31/25 7,131,000 7,130
US Treasury, 4.458%, (US Treasury 3 Month
Bill Money Market Yield plus 0.182%),
7/31/26 4,610,000 4,606
US Treasury, 4.476%, (US Treasury 3 Month
Bill Money Market Yield plus 0.200%),
1/31/25 5,000,000 5,000

Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments (99.8%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
US Treasury, 4.481%, (US Treasury 3 Month
Bill Money Market Yield plus 0.205%),
10/31/26 8,550,000 8,550
Total 288,479
Total Money Market Investments (Cost: $503,479) 503,479
Total Investments (99.8%) (Cost: $503,479) 503,479
Other Assets, Less Liabilities (0.2%) 1,253
Net Assets (100.0%) 504,732
+ All par is stated in U.S. Dollar unless otherwise noted.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Short-Term Investments $ — $ 503,479 $ —
Total Assets:
$ — $ 503,479 $ —

Schedule of Investments
December 31, 2024
Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 41 .3% ) Shares/ Par
+
Value
$ (000's)
Basic Materials ( 1 .1% )
Celanese US Holdings LLC
6.050%, 3/15/25 334,000 334
FMC Corp.
3.450%, 10/1/29 419,000 384
LYB International Finance III LLC
1.250%, 10/1/25 373,000 363
MEGlobal Canada ULC
5.000%, 5/18/25 § 960,000 958
Newmont Corp. / Newcrest Finance Pty, Ltd.
5.300%, 3/15/26 240,000 242
Nucor Corp.
3.950%, 5/23/25 275,000 274
Nutrien, Ltd.
4.900%, 3/27/28 240,000 240
POSCO
4.375%, 8/4/25 § 1,000,000 996
The Sherwin-Williams Co.
4.250%, 8/8/25 230,000 229
4.550%, 3/1/28 440,000 436
Total 4,456
Communications ( 2 .1% )
AT&T, Inc.
4.100%, 2/15/28 205,000 201
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
4.908%, 7/23/25 482,000 481
6.150%, 11/10/26 255,000 260
Cox Communications, Inc. 144A 144A
3.350%, 9/15/26 144A 175,000 171
3.500%, 8/15/27 144A 215,000 208
Crown Castle Towers LLC 144A 144A
4.241%, 7/15/48 144A 175,000 168
KT Corp. 144A 144A
4.000%, 8/8/25 144A 1,020,000 1,014
4.125%, 2/2/28 144A 200,000 195
NBN Co., Ltd. 144A 144A
1.450%, 5/5/26 144A 1,000,000 957
NTT Finance Corp. 144A 144A
4.239%, 7/25/25 144A 200,000 199
Rogers Communications, Inc.
2.950%, 3/15/25 930,000 925
3.200%, 3/15/27 815,000 787
5.000%, 2/15/29 570,000 566
T-Mobile USA, Inc.
2.250%, 2/15/26 470,000 457
3.500%, 4/15/25 595,000 592
Uber Technologies, Inc. 144A 144A
4.500%, 8/15/29 144A 921,000 891
Total 8,072
Consumer, Cyclical ( 6 .0% )
Advance Auto Parts, Inc.
5.900%, 3/9/26 475,000 478
Corporate Bonds (41.3%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
American Airlines Pass-Through Trust, Series
2017-2, Class B
3.700%, 4/15/27 131,982 130
Aptiv PLC / Aptiv Global Financing DAC
4.650%, 9/13/29 270,000 262
BMW US Capital LLC 144A 144A
4.600%, 8/13/27 144A 970,000 965
Daimler Truck Finance North America LLC 144A 144A
5.000%, 1/15/27 144A 190,000 190
5.125%, 9/25/27 144A 345,000 347
5.150%, 1/16/26 144A 165,000 166
Darden Restaurants, Inc.
4.350%, 10/15/27 560,000 552
Dollar General Corp.
3.875%, 4/15/27 188,000 184
4.125%, 5/1/28 632,000 614
4.625%, 11/1/27 310,000 308
5.200%, 7/5/28 347,000 348
Ford Motor Credit Co. LLC
5.125%, 6/16/25 605,000 605
5.125%, 11/5/26 385,000 384
5.800%, 3/5/27 485,000 490
General Motors Financial Co., Inc.
2.900%, 2/26/25 965,000 962
5.350%, 7/15/27 575,000 581
5.400%, 4/6/26 300,000 302
5.400%, 5/8/27 235,000 238
Genuine Parts Co.
1.750%, 2/1/25 220,000 219
Hyundai Capital America 144A 144A
5.250%, 1/8/27 144A 200,000 201
5.500%, 3/30/26 144A 270,000 272
5.600%, 3/30/28 144A 350,000 354
6.250%, 11/3/25 144A 260,000 263
Hyundai Capital Services, Inc. 144A 144A
2.125%, 4/24/25 144A 200,000 198
Lowe's Companies, Inc.
3.350%, 4/1/27 175,000 170
4.400%, 9/8/25 660,000 659
4.800%, 4/1/26 385,000 386
Marriott International, Inc.
3.125%, 6/15/26 720,000 704
3.750%, 3/15/25 110,000 110
5.450%, 9/15/26 195,000 198
5.750%, 5/1/25 120,000 120
Mattel, Inc. 144A 144A
3.375%, 4/1/26 144A 520,000 509
5.875%, 12/15/27 144A 485,000 486
Mercedes-Benz Finance North America LLC 144A 144A
4.800%, 3/30/26 144A 410,000 410
4.800%, 1/11/27 144A 1,170,000 1,170
O'Reilly Automotive, Inc.
5.750%, 11/20/26 1,133,000 1,153
Ross Stores, Inc.
0.875%, 4/15/26 625,000 595
4.600%, 4/15/25 1,355,000 1,353

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (41.3%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
Starbucks Corp.
4.000%, 11/15/28 155,000 150
4.750%, 2/15/26 465,000 466
Toyota Motor Credit Corp.
3.050%, 3/22/27 325,000 315
4.350%, 10/8/27 600,000 596
4.550%, 8/7/26 605,000 605
VF Corp.
2.400%, 4/23/25 881,000 871
2.800%, 4/23/27 455,000 426
Volkswagen Group of America Finance LLC 144A 144A
3.950%, 6/6/25 144A 390,000 388
4.850%, 8/15/27 144A 680,000 673
5.700%, 9/12/26 144A 335,000 338
5.800%, 9/12/25 144A 395,000 397
6.000%, 11/16/26 144A 380,000 386
Total 23,247
Consumer, Non-cyclical ( 6 .2% )
AbbVie, Inc.
2.950%, 11/21/26 1,120,000 1,088
Altria Group, Inc.
2.625%, 9/16/26 424,000 409
BAT International Finance PLC
1.668%, 3/25/26 475,000 457
4.448%, 3/16/28 1,010,000 994
Becton Dickinson and Co.
4.693%, 2/13/28 805,000 801
Cencora, Inc.
4.625%, 12/15/27 330,000 330
4.850%, 12/15/29 175,000 174
Centene Corp.
4.625%, 12/15/29 400,000 378
Coca-Cola European Partners PLC 144A 144A
1.500%, 1/15/27 144A 200,000 187
CSL Finance PLC 144A 144A
3.850%, 4/27/27 144A 200,000 195
CVS Health Corp.
1.300%, 8/21/27 1,070,000 970
2.875%, 6/1/26 386,000 375
3.000%, 8/15/26 220,000 213
5.000%, 2/20/26 830,000 829
Element Fleet Management Corp. 144A 144A
5.643%, 3/13/27 144A 355,000 360
Elevance Health, Inc.
5.350%, 10/15/25 180,000 181
ERAC USA Finance LLC 144A 144A
4.600%, 5/1/28 144A 735,000 730
5.000%, 2/15/29 144A 280,000 281
HCA, Inc.
3.125%, 3/15/27 580,000 558
5.375%, 2/1/25 350,000 350
5.625%, 9/1/28 870,000 882
5.875%, 2/15/26 390,000 392
Health Care Service Corp. 144A 144A
1.500%, 6/1/25 144A 780,000 769
5.200%, 6/15/29 144A 290,000 291
Heineken NV 144A 144A
3.500%, 1/29/28 144A 1,972,000 1,898
Highmark, Inc. 144A 144A
1.450%, 5/10/26 144A 205,000 195
Corporate Bonds (41.3%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Humana, Inc.
1.350%, 2/3/27 75,000 70
4.500%, 4/1/25 565,000 564
5.750%, 3/1/28 140,000 143
Icon Investments Six DAC
5.809%, 5/8/27 735,000 747
IQVIA, Inc.
6.250%, 2/1/29 255,000 264
The Kroger Co.
2.650%, 10/15/26 404,000 389
3.700%, 8/1/27 103,000 101
Mars, Inc. 144A 144A
4.550%, 4/20/28 144A 770,000 762
PayPal Holdings, Inc.
2.850%, 10/1/29 628,000 574
PeaceHealth Obligated Group
1.375%, 11/15/25 105,000 102
Pernod Ricard SA 144A 144A
3.250%, 6/8/26 144A 835,000 818
Philip Morris International, Inc.
4.875%, 2/13/26 490,000 491
5.000%, 11/17/25 295,000 296
S&P Global, Inc.
2.450%, 3/1/27 1,120,000 1,071
Solventum Corp. 144A 144A
5.450%, 2/25/27 144A 985,000 994
Stryker Corp.
4.250%, 9/11/29 390,000 379
Utah Acquisition Sub, Inc.
3.950%, 6/15/26 564,000 555
Viatris, Inc.
2.300%, 6/22/27 429,000 402
Viterra Finance BV 144A 144A
2.000%, 4/21/26 144A 200,000 192
4.900%, 4/21/27 144A 600,000 594
Zoetis, Inc.
3.000%, 9/12/27 612,000 587
Total 24,382
Energy ( 3 .0% )
6297782 LLC 144A 144A
4.911%, 9/1/27 144A 560,000 558
Canadian Natural Resources, Ltd.
2.050%, 7/15/25 910,000 896
Columbia Pipelines Holding Co. LLC 144A 144A
6.055%, 8/15/26 144A 90,000 91
DCP Midstream Operating LP
5.375%, 7/15/25 662,000 663
Diamondback Energy, Inc.
5.200%, 4/18/27 265,000 268
Enbridge, Inc.
2.500%, 1/15/25 640,000 639
2.500%, 2/14/25 330,000 329
5.900%, 11/15/26 230,000 235
6.000%, 11/15/28 190,000 197
Energy Transfer LP
2.900%, 5/15/25 115,000 114
5.250%, 7/1/29 320,000 322
6.050%, 12/1/26 875,000 894
EQT Corp. 144A 144A
3.125%, 5/15/26 144A 400,000 389

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (41.3%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Equinor ASA
2.875%, 4/6/25 880,000 876
Gray Oak Pipeline LLC 144A 144A
2.600%, 10/15/25 144A 205,000 201
Newfield Exploration Co.
5.375%, 1/1/26 210,000 211
Occidental Petroleum Corp.
5.000%, 8/1/27 320,000 320
5.200%, 8/1/29 230,000 228
5.875%, 9/1/25 491,000 493
ONEOK, Inc.
4.250%, 9/24/27 785,000 774
5.550%, 11/1/26 410,000 415
Ovintiv, Inc.
5.650%, 5/15/25 465,000 466
Pioneer Natural Resources Co.
5.100%, 3/29/26 505,000 508
Sabine Pass Liquefaction LLC
5.625%, 3/1/25 105,000 105
The Williams Cos., Inc.
4.800%, 11/15/29 330,000 326
5.400%, 3/2/26 1,060,000 1,067
Woodside Finance, Ltd. 144A 144A
3.700%, 9/15/26 144A 229,000 224
Total 11,809
Financial ( 15 .1% )
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.100%, 1/15/27 270,000 276
6.450%, 4/15/27 842,000 868
American Express Co.
2.250%, 3/4/25 975,000 972
5.043%, (US SOFR plus 0.930%), 7/26/28 α 350,000 352
5.098%, (US SOFR plus 1.000%), 2/16/28 α 215,000 216
American Tower Corp.
1.600%, 4/15/26 931,000 894
2.400%, 3/15/25 360,000 358
3.550%, 7/15/27 379,000 367
Athene Global Funding 144A 144A
1.716%, 1/7/25 144A 930,000 930
4.860%, 8/27/26 144A 440,000 440
5.349%, 7/9/27 144A 430,000 434
5.684%, 2/23/26 144A 550,000 554
Avolon Holdings Funding, Ltd. 144A 144A
2.125%, 2/21/26 144A 610,000 590
2.875%, 2/15/25 144A 435,000 434
5.750%, 3/1/29 144A 390,000 394
6.375%, 5/4/28 144A 185,000 190
Banco del Estado de Chile 144A 144A
2.704%, 1/9/25 144A 260,000 260
Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santander
Mexico
5.375%, 4/17/25 § 800,000 799
Banco Santander SA
3.496%, 3/24/25 600,000 599
5.552%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.250%), 3/14/28 α 400,000 404
Corporate Bonds (41.3%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Bank Mandiri Persero Tbk PT
5.500%, 4/4/26 § 970,000 972
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α 415,000 396
3.384%, (US SOFR plus 1.330%), 4/2/26 α 580,000 578
5.080%, (US SOFR plus 1.290%), 1/20/27 α 395,000 396
Bank of Montreal
3.700%, 6/7/25 775,000 771
The Bank of New York Mellon Corp.
4.414%, (US SOFR plus 1.345%), 7/24/26 α 515,000 514
4.947%, (US SOFR plus 1.026%), 4/26/27 α 560,000 562
5.148%, (US SOFR plus 1.067%), 5/22/26 α 410,000 411
Banque Federative du Credit Mutuel SA 144A 144A
0.998%, 2/4/25 144A 665,000 663
4.935%, 1/26/26 144A 400,000 401
Barclays PLC
5.304%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.300%), 8/9/26 α 385,000 386
7.325%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
3.050%), 11/2/26 α 390,000 397
BPCE SA 144A 144A
4.500%, 3/15/25 144A 790,000 789
Brighthouse Financial Global Funding 144A 144A
1.550%, 5/24/26 144A 145,000 138
CaixaBank SA 144A ,α 144A
6.684%, (US SOFR plus 2.080%), 9/13/27
144A α 615,000 631
Capital One Financial Corp.
2.636%, (US SOFR plus 1.290%), 3/3/26 α 585,000 583
4.985%, (US SOFR plus 2.160%), 7/24/26 α 460,000 460
6.312%, (US SOFR plus 2.640%), 6/8/29 α 255,000 263
7.149%, (US SOFR plus 2.440%), 10/29/27
α 240,000 249
The Charles Schwab Corp.
2.450%, 3/3/27 906,000 865
Citigroup, Inc.
3.106%, (US SOFR plus 2.842%), 4/8/26 α 650,000 647
4.400%, 6/10/25 250,000 249
5.174%, (US SOFR plus 1.364%), 2/13/30 α 375,000 375
CNO Global Funding 144A 144A
1.650%, 1/6/25 144A 685,000 685
1.750%, 10/7/26 144A 830,000 785
Corebridge Financial, Inc.
3.500%, 4/4/25 455,000 453
Corebridge Global Funding 144A 144A
4.650%, 8/20/27 144A 205,000 204
5.200%, 1/12/29 144A 185,000 186
Creditcorp, Ltd. 144A 144A
2.750%, 6/17/25 144A 200,000 198
Crown Castle, Inc.
1.050%, 7/15/26 615,000 581
2.900%, 3/15/27 580,000 557
4.450%, 2/15/26 570,000 568
5.000%, 1/11/28 185,000 185
5.600%, 6/1/29 295,000 301

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (41.3%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Danske Bank A/S 144A 144A
4.613%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.100%), 10/2/30 144A α 385,000 374
5.427%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.950%), 3/1/28 144A α 390,000 393
6.259%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.180%), 9/22/26 144A α 265,000 267
Equitable Financial Life Global Funding 144A 144A
1.000%, 1/9/26 144A 210,000 202
1.400%, 7/7/25 144A 75,000 74
1.700%, 11/12/26 144A 305,000 288
Fifth Third Bancorp α
4.895%, (US SOFR plus 1.486%), 9/6/30 α 160,000 158
The Goldman Sachs Group, Inc.
3.500%, 4/1/25 490,000 488
4.482%, (US SOFR plus 1.725%), 8/23/28 α 390,000 385
5.798%, (US SOFR plus 1.075%), 8/10/26 α 625,000 628
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26 α 1,220,000 1,208
5.130%, (US SOFR plus 1.040%), 11/19/28
α 565,000 565
5.597%, (US SOFR plus 1.060%), 5/17/28 α 520,000 526
Jackson National Life Global Funding 144A 144A
1.750%, 1/12/25 144A 620,000 619
5.550%, 7/2/27 144A 355,000 359
5.600%, 4/10/26 144A 615,000 620
JPMorgan Chase & Co.
2.083%, (US SOFR plus 1.850%), 4/22/26 α 890,000 882
4.080%, (US SOFR plus 1.320%), 4/26/26 α 865,000 863
4.979%, (US SOFR plus 0.930%), 7/22/28 α 395,000 396
5.040%, (US SOFR plus 1.190%), 1/23/28 α 375,000 376
5.544%, (US SOFR plus 0.885%), 4/22/27 350,000 351
Kilroy Realty LP
4.375%, 10/1/25 180,000 179
Lloyds Banking Group PLC
2.438%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.000%), 2/5/26 α 420,000 419
5.462%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.375%), 1/5/28 α 460,000 464
LPL Financial Holdings, Inc.
5.700%, 5/20/27 579,000 586
6.750%, 11/17/28 190,000 200
Marsh & McLennan Cos., Inc.
3.750%, 3/14/26 105,000 104
4.550%, 11/8/27 720,000 719
MassMutual Global Funding II 144A 144A
5.100%, 4/9/27 144A 1,020,000 1,032
Morgan Stanley
2.630%, (US SOFR plus 0.940%), 2/18/26 α 545,000 543
6.138%, (US SOFR plus 1.770%), 10/16/26
α 525,000 530
Morgan Stanley Bank NA
4.754%, 4/21/26 475,000 476
Nasdaq, Inc.
5.650%, 6/28/25 76,000 76
Corporate Bonds (41.3%) Shares/ Par
+
Value
$ (000’s)
Financial continued
National Bank of Canada
4.500%, 10/10/29 350,000 340
Northern Trust Corp.
3.950%, 10/30/25 330,000 328
The PNC Financial Services Group, Inc.
4.758%, (US SOFR Index plus
1.085%), 1/26/27 α 575,000 574
5.812%, (US SOFR plus 1.322%), 6/12/26 α 215,000 216
QNB Finance, Ltd.
1.375%, 1/26/26 § 820,000 787
2.625%, 5/12/25 § 300,000 297
Realty Income Corp.
5.050%, 1/13/26 140,000 140
Reinsurance Group of America, Inc.
3.950%, 9/15/26 428,000 422
Santander Holdings USA, Inc.
2.490%, (US SOFR plus 1.249%), 1/6/28 α 410,000 389
6.124%, (US SOFR plus 1.232%), 5/31/27 α 80,000 81
SBA Tower Trust 144A 144A
1.631%, 5/15/51 144A 575,000 539
1.884%, 1/15/26 144A 290,000 281
2.328%, 7/15/52 144A 225,000 205
2.836%, 1/15/50 144A 770,000 769
4.831%, 10/15/29 144A 1,125,000 1,099
6.599%, 11/15/52 144A 619,000 635
Societe Generale SA 144A ,α 144A
5.519%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.500%), 1/19/28 144A α 565,000 567
Standard Chartered PLC 144A ,α 144A
5.688%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.050%), 5/14/28 144A α 390,000 395
State Bank of India
1.800%, 7/13/26 § 1,050,000 1,001
State Street Corp.
4.330%, 10/22/27 780,000 775
4.857%, (US SOFR plus 0.604%), 1/26/26 α 245,000 245
5.104%, (US SOFR plus 1.130%), 5/18/26 α 385,000 386
5.272%, 8/3/26 685,000 692
UBS Group AG 144A 144A
1.494%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.850%), 8/10/27 144A α 215,000 203
4.488%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.550%), 5/12/26 144A α 200,000 200
6.327%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.600%), 12/22/27 144A α 425,000 436
US Bancorp
4.548%, (US SOFR plus 1.660%), 7/22/28 α 590,000 585
5.727%, (US SOFR plus 1.430%), 10/21/26
α 320,000 322
Wells Fargo & Co.
2.188%, (US SOFR plus 2.000%), 4/30/26 α 400,000 396
3.908%, (US SOFR plus 1.320%), 4/25/26 α 610,000 608
4.540%, (US SOFR plus 1.560%), 8/15/26 α 590,000 589
The Western Union Co.
1.350%, 3/15/26 1,030,000 985

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (41.3%) Shares/ Par
+
Value
$ (000’s)
Financial continued
2.850%, 1/10/25 1,225,000 1,224
Total 58,791
Industrial ( 3 .0% )
Amcor Flexibles North America, Inc.
4.000%, 5/17/25 450,000 448
Amphenol Corp.
2.050%, 3/1/25 405,000 403
4.750%, 3/30/26 205,000 205
5.050%, 4/5/27 205,000 207
BAE Systems PLC 144A 144A
5.000%, 3/26/27 144A 450,000 452
The Boeing Co.
2.196%, 2/4/26 330,000 320
6.259%, 5/1/27 807,000 826
Canadian Pacific Railway Co.
1.750%, 12/2/26 315,000 298
Caterpillar Financial Services Corp.
4.600%, 11/15/27 1,035,000 1,036
FedEx Corp.
3.250%, 4/1/26 613,000 602
Fortive Corp.
3.150%, 6/15/26 438,000 428
GATX Corp.
3.250%, 3/30/25 870,000 865
3.250%, 9/15/26 360,000 351
3.850%, 3/30/27 164,000 160
5.400%, 3/15/27 390,000 395
Huntington Ingalls Industries, Inc.
5.353%, 1/15/30 155,000 155
John Deere Capital Corp.
4.200%, 7/15/27 690,000 685
Mohawk Industries, Inc.
5.850%, 9/18/28 310,000 319
Otis Worldwide Corp.
2.056%, 4/5/25 485,000 481
Owens Corning
3.400%, 8/15/26 257,000 251
5.500%, 6/15/27 340,000 346
Penske Truck Leasing Co. LP / PTL Finance
Corp. 144A 144A
1.700%, 6/15/26 144A 90,000 86
5.350%, 1/12/27 144A 190,000 191
5.750%, 5/24/26 144A 1,020,000 1,031
Regal Rexnord Corp.
6.050%, 2/15/26 1,149,000 1,159
Republic Services, Inc.
0.875%, 11/15/25 120,000 116
Total 11,816
Technology ( 2 .0% )
Atlassian Corp.
5.250%, 5/15/29 215,000 217
CDW LLC/CDW Finance Corp.
5.100%, 3/1/30 160,000 158
Fiserv, Inc.
5.150%, 3/15/27 480,000 484
Fortinet, Inc.
1.000%, 3/15/26 675,000 646
Foundry JV Holdco LLC 144A 144A
5.900%, 1/25/30 144A 200,000 203
Corporate Bonds (41.3%) Shares/ Par
+
Value
$ (000’s)
Technology continued
Intel Corp.
3.750%, 8/5/27 325,000 315
4.000%, 8/5/29 350,000 333
4.875%, 2/10/28 108,000 107
Micron Technology, Inc.
4.185%, 2/15/27 95,000 94
4.975%, 2/6/26 100,000 100
5.375%, 4/15/28 575,000 581
NXP BV / NXP Funding LLC
5.350%, 3/1/26 75,000 75
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700%, 5/1/25 445,000 442
3.150%, 5/1/27 40,000 39
3.875%, 6/18/26 340,000 335
4.400%, 6/1/27 80,000 79
Oracle Corp.
2.500%, 4/1/25 1,250,000 1,243
Roper Technologies, Inc.
1.000%, 9/15/25 115,000 112
Take-Two Interactive Software, Inc.
3.550%, 4/14/25 295,000 294
5.000%, 3/28/26 585,000 587
Western Digital Corp.
4.750%, 2/15/26 990,000 980
Workday, Inc.
3.500%, 4/1/27 265,000 258
Total 7,682
Utilities ( 2 .8% )
The AES Corp. 144A 144A
3.300%, 7/15/25 144A 365,000 362
American Electric Power Co., Inc.
5.200%, 1/15/29 675,000 680
Appalachian Power Co.
3.300%, 6/1/27 854,000 825
Constellation Energy Generation LLC
5.600%, 3/1/28 315,000 321
DTE Energy Co.
4.950%, 7/1/27 295,000 296
Enel Finance International NV 144A 144A
1.375%, 7/12/26 144A 645,000 615
7.050%, 10/14/25 144A 400,000 406
Exelon Corp.
5.150%, 3/15/29 200,000 201
FirstEnergy Corp.
4.150%, 7/15/27 400,000 390
FirstEnergy Transmission LLC 144A 144A
4.550%, 1/15/30 144A 155,000 151
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27 685,000 647
4.450%, 6/20/25 540,000 539
5.749%, 9/1/25 280,000 282
6.051%, 3/1/25 255,000 255
NiSource, Inc.
5.250%, 3/30/28 130,000 131
Pacific Gas & Electric Co.
3.150%, 1/1/26 285,000 280
3.500%, 6/15/25 555,000 551
Sempra
3.300%, 4/1/25 385,000 383
5.400%, 8/1/26 270,000 272

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (41.3%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
Southern California Edison Co.
4.400%, 9/6/26 1,345,000 1,340
Southern California Gas Co.
2.950%, 4/15/27 410,000 395
The Southern Co.
5.113%, 8/1/27 350,000 353
Terraform Global Operating LP 144A 144A
6.125%, 3/1/26 144A 915,000 913
Vistra Operations Co. LLC 144A 144A
5.050%, 12/30/26 144A 210,000 210
5.125%, 5/13/25 144A 234,000 234
Total 11,032
Total Corporate Bonds (Cost: $161,593) 161,287
144A 144A 144A
Governments ( 24 .0% )
Governments ( 24 .0% )
Korea Electric Power Corp. 144A 144A
5.375%, 4/6/26 144A 1,000,000 1,005
Korea Housing Finance Corp. 144A 144A
4.625%, 2/24/28 144A 960,000 952
Korea Hydro & Nuclear Power Co., Ltd. 144A 144A
1.250%, 4/27/26 144A 795,000 759
5.000%, 7/18/28 144A 250,000 250
US Treasury
3.500%, 9/30/26  β 21,550,000 21,279
3.750%, 8/31/26 20,920,000 20,754
4.125%, 10/31/26 21,380,000 21,331
4.250%, 11/30/26 24,285,000 24,280
4.250%, 12/31/26 3,000,000 3,000
Total 93,610
Total Governments (Cost: $94,044) 93,610
144A 144A 144A
Structured Products ( 31 .8% )
Asset Backed Securities ( 16 .7% )
Ally Auto Receivables Trust, Series 2023-A,
Class B 144A 144A
6.010%, 1/17/34 144A  75,595 76
Ally Auto Receivables Trust, Series 2023-A,
Class C 144A 144A
6.080%, 1/17/34 144A  165,680 168
Ally Bank Auto Credit, Series 2024-A, Class B 144A 144A
5.827%, 5/17/32 144A  195,649 198
Ally Bank Auto Credit, Series 2024-A, Class C 144A 144A
6.022%, 5/17/32 144A  195,649 198
Ally Bank Auto Credit, Series 2024-B, Class A2 144A 144A
4.970%, 9/15/32 144A  233,204 234
Ally Bank Auto Credit, Series 2024-B, Class C 144A 144A
5.215%, 9/15/32 144A  233,204 233
AmeriCredit Automobile Receivables Trust,
Series 2020-3, Class C
1.060%, 8/18/26  73,319 73
AmeriCredit Automobile Receivables Trust,
Series 2021-1, Class C
0.890%, 10/19/26  205,335 204
AmeriCredit Automobile Receivables Trust,
Series 2021-1, Class D
1.210%, 12/18/26  270,000 265
Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
AmeriCredit Automobile Receivables Trust,
Series 2021-2, Class D
1.290%, 6/18/27  575,000 555
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class C
5.800%, 12/18/28  380,000 387
Applebee's Funding LLC / IHOP Funding LLC,
Series 2019-1A, Class A2II 144A 144A
4.723%, 6/5/49 144A  485,100 477
Arbys Funding LLC, Series 2020-1A, Class  A2 144A 144A
3.237%, 7/30/50 144A  1,005,375 955
ARI Fleet Lease Trust, Series 2024-B,
Class A2 144A 144A
5.540%, 4/15/33 144A  455,000 459
Auxilior Term Funding LLC, Series 2023-1A,
Class A2 144A 144A
6.180%, 12/15/28 144A  515,018 521
Auxilior Term Funding LLC, Series 2023-1A,
Class A3 144A 144A
5.490%, 7/15/31 144A  240,000 243
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-1A, Class A 144A 144A
2.330%, 8/20/26 144A  250,000 247
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-5A, Class C 144A 144A
9.270%, 4/20/27 144A  165,000 166
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-2A, Class C 144A 144A
6.180%, 10/20/27 144A  120,000 121
AXIS Equipment Finance Receivables LLC,
Series 2021-1A, Class D 144A 144A
2.300%, 11/22/27 144A  280,000 280
AXIS Equipment Finance Receivables LLC,
Series 2024-1A, Class A2 144A 144A
5.380%, 1/21/31 144A  150,707 152
AXIS Equipment Finance Receivables LLC,
Series 2024-1A, Class C 144A 144A
5.550%, 1/21/31 144A  125,000 126
AXIS Equipment Finance Receivables X LLC,
Series 2022-1A, Class E 144A 144A
5.020%, 12/20/28 144A  415,000 414
Ballyrock CLO, Ltd., Series 2021-1A, Class A1 144A 144A
5.978%, (US SOFR 3 Month plus 1.322%),
4/15/34 144A  250,000 250
Bayview Opportunity Master Fund VII, Series
2024-CAR1, Class A 144A 144A
5.669%, (US 30 Day Average SOFR plus
1.100%), 12/26/31 144A  188,739 189
Blue Owl Asset Leasing Trust LLC, Series
2024-1A, Class A2 144A 144A
5.050%, 3/15/29 144A  485,000 486
Blue Owl Asset Leasing Trust LLC, Series
2024-1A, Class B 144A 144A
5.410%, 3/15/30 144A  110,000 110
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A 144A 144A
3.280%, 9/26/33 144A  166,886 164
CarMax Auto Owner Trust, Series 2023-2,
Class C
5.570%, 11/15/28  585,000 593

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
CarMax Auto Owner Trust, Series 2023-2,
Class D
6.550%, 10/15/29  390,000 398
CarMax Auto Owner Trust, Series 2023-3,
Class B
5.470%, 2/15/29  225,000 228
CarMax Auto Owner Trust, Series 2023-3,
Class C
5.610%, 2/15/29  655,000 664
CarMax Auto Owner Trust, Series 2023-3,
Class D
6.440%, 12/16/30  210,000 214
CarMax Auto Owner Trust, Series 2024-1,
Class A4
4.940%, 8/15/29  150,000 151
CarMax Auto Owner Trust, Series 2024-1,
Class C
5.470%, 8/15/29  290,000 293
CarMax Auto Owner Trust, Series 2024-2,
Class D
6.420%, 10/15/30  100,000 102
CarMax Auto Owner Trust, Series 2024-3,
Class A4
4.850%, 1/15/30  95,000 95
CarMax Auto Owner Trust, Series 2024-3,
Class D
5.670%, 1/15/31  125,000 125
CarMax Select Receivables Trust, Series
2024-A, Class B
5.350%, 1/15/30  135,000 136
CarMax Select Receivables Trust, Series
2024-A, Class C
5.620%, 1/15/30  570,000 578
Carvana Auto Receivables Trust, Series 2024-
N2, Class B 144A 144A
5.670%, 9/10/30 144A  405,000 410
Chase Auto Credit Linked Notes, Series 2021-
3, Class B 144A 144A
0.760%, 2/26/29 144A  125,724 125
Clarus Capital Funding LLC, Series 2024-1A,
Class A2 144A 144A
4.710%, 8/20/32 144A  100,000 100
Clarus Capital Funding LLC, Series 2024-1A,
Class B 144A 144A
4.790%, 8/20/32 144A  155,000 153
CNH Equipment Trust, Series 2024-B,
Class A3
5.190%, 9/17/29  245,000 248
CNH Equipment Trust, Series 2024-B,
Class A4
5.230%, 11/17/31  220,000 223
Crossroads Asset Trust, Series 2024-A,
Class A2 144A 144A
5.900%, 8/20/30 144A  208,441 211
Dell Equipment Finance Trust, Series 2023-3,
Class D 144A 144A
6.750%, 10/22/29 144A  100,000 102
Dell Equipment Finance Trust, Series 2024-1,
Class D 144A 144A
6.120%, 9/23/30 144A  100,000 101
Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Dell Equipment Finance Trust, Series 2024-2,
Class B 144A 144A
4.820%, 8/22/30 144A  100,000 100
Dell Equipment Finance Trust, Series 2024-2,
Class D 144A 144A
5.290%, 2/24/31 144A  410,000 410
DLLAA LLC, Series 2023-1A, Class A3 144A 144A
5.640%, 2/22/28 144A  395,000 401
DLLST LLC, Series 2024-1A, Class A3 144A 144A
5.050%, 8/20/27 144A  140,000 141
DLLST LLC, Series 2024-1A, Class A4 144A 144A
4.930%, 4/22/30 144A  40,000 40
Driven Brands Funding LLC, Series 2019-1A,
Class A2 144A 144A
4.641%, 4/20/49 144A  358,704 356
Dryden Senior Loan Fund, Series 2020-86A,
Class A1R 144A 144A
6.009%, (US SOFR 3 Month plus 1.362%),
7/17/34 144A  610,000 611
Dryden Senior Loan Fund, Series 2016-45A,
Class BRR 144A 144A
6.306%, (US SOFR 3 Month plus 1.650%),
10/15/30 144A  515,000 516
Elara HGV Timeshare Issuer LLC, Series
2019-A, Class A 144A 144A
2.610%, 1/25/34 144A  78,359 76
Elara HGV Timeshare Issuer LLC, Series
2023-A, Class A 144A 144A
6.160%, 2/25/38 144A  127,756 130
Elara HGV Timeshare Issuer LLC, Series
2023-A, Class C 144A 144A
7.300%, 2/25/38 144A  175,416 179
Enterprise Fleet Financing LLC, Series 2023-
2, Class A2 144A 144A
5.560%, 4/22/30 144A  415,603 419
Enterprise Fleet Financing LLC, Series 2024-
3, Class A3 144A 144A
4.980%, 8/21/28 144A  150,000 151
Enterprise Fleet Financing LLC, Series 2024-
3, Class A4 144A 144A
5.060%, 3/20/31 144A  100,000 100
Enterprise Fleet Financing, Series 2024-4,
Class A4 144A 144A
4.700%, 6/20/31 144A  410,000 407
Exeter Automobile Receivables Trust, Series
2022-3A, Class C
5.300%, 9/15/27  183,928 184
Exeter Automobile Receivables Trust, Series
2022-4A, Class D
5.980%, 12/15/28  890,000 900
Exeter Automobile Receivables Trust, Series
2022-5A, Class C
6.510%, 12/15/27  965,000 970
Exeter Automobile Receivables Trust, Series
2023-1A, Class D
6.690%, 6/15/29  80,000 81
Exeter Automobile Receivables Trust, Series
2024-4A, Class C
5.480%, 8/15/30  420,000 422

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Finance of America HECM Buyout, Series
2024-HB1, Class A1A 144A 144A
4.000%, (AFC), 10/1/34 144A  564,910 558
FirstKey Homes Trust, Series 2020-SFR1,
Class D 144A 144A
2.241%, 8/17/37 144A  1,080,000 1,055
FirstKey Homes Trust, Series 2020-SFR2,
Class D 144A 144A
1.968%, 10/19/37 144A  655,000 636
Ford Credit Auto Lease Trust, Series 2023-B,
Class B
6.200%, 2/15/27  150,000 152
Ford Credit Auto Lease Trust, Series 2023-B,
Class C
6.430%, 4/15/27  285,000 291
Ford Credit Auto Owner Trust, Series 2020-1,
Class B 144A 144A
2.290%, 8/15/31 144A  445,000 444
Ford Credit Auto Owner Trust, Series 2020-2,
Class C 144A 144A
1.740%, 4/15/33 144A  310,000 301
Ford Credit Auto Owner Trust, Series 2023-A,
Class B
5.070%, 1/15/29  905,000 909
Ford Credit Floorplan Master Owner Trust,
Series 2023-1, Class C 144A 144A
5.750%, 5/15/28 144A  245,000 247
Ford Credit Floorplan Master Owner Trust,
Series 2023-1, Class D 144A 144A
6.620%, 5/15/28 144A  440,000 445
Ford Credit Floorplan Master Owner Trust,
Series 2024-1, Class B 144A 144A
5.480%, 4/15/29 144A  280,000 283
Fortress Credit BSL VII Ltd, Series 2024-1A,
Class A1R 144A 144A
5.649%, (US SOFR 3 Month plus 1.090%),
7/23/32 144A  295,000 296
Fortress Credit BSL VII Ltd, Series 2024-1A,
Class A2R 144A 144A
5.959%, (US SOFR 3 Month plus 1.400%),
7/23/32 144A  460,000 462
Fortress Credit BSL VII Ltd, Series 2024-1A,
Class BR 144A 144A
6.209%, (US SOFR 3 Month plus 1.650%),
7/23/32 144A  585,000 586
Fortress Credit BSL VIII, Ltd., Series 2019-2A,
Class A1AR 144A 144A
5.425%, (US SOFR 3 Month plus 1.050%),
10/20/32 144A  390,000 390
Fortress Credit BSL VIII, Ltd., Series 2019-2A,
Class A2R 144A 144A
5.775%, (US SOFR 3 Month plus 1.400%),
10/20/32 144A  570,000 569
Fortress Credit BSL XV, Ltd., Series 2022-2A,
Class AR 144A 144A
6.032%, (US SOFR 3 Month plus 1.400%),
10/18/33 144A  460,000 462
GM Financial Automobile Leasing Trust, Series
2023-1, Class C
5.760%, 1/20/27  970,000 976
Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
GM Financial Automobile Leasing Trust, Series
2024-2, Class B
5.560%, 5/22/28  590,000 596
GM Financial Consumer Automobile
Receivables Trust, Series 2023-1, Class B
5.030%, 9/18/28  155,000 156
GMF Floorplan Owner Revolving Trust, Series
2024-4A, Class A1 144A 144A
4.730%, 11/15/29 144A  215,000 215
GMF Floorplan Owner Revolving Trust, Series
2024-4A, Class B 144A 144A
4.980%, 11/15/29 144A  525,000 525
Hardee's Funding LLC, Series 2018-1A,
Class A23 144A 144A
5.710%, 6/20/48 144A  267,188 262
Hardee's Funding LLC, Series 2020-1A,
Class A2 144A 144A
3.981%, 12/20/50 144A  1,080,000 1,015
Hardee's Funding LLC, Series 2021-1A,
Class A2 144A 144A
2.865%, 6/20/51 144A  139,925 125
Hilton Grand Vacations Trust, Series 2020-AA,
Class A 144A 144A
2.740%, 2/25/39 144A  129,122 125
Hilton Grand Vacations Trust, Series 2022-1D,
Class A 144A 144A
3.610%, 6/20/34 144A  90,006 88
Hilton Grand Vacations Trust, Series 2023-1A,
Class B 144A 144A
6.110%, 1/25/38 144A  487,850 494
Hilton Grand Vacations Trust, Series 2023-1A,
Class C 144A 144A
6.940%, 1/25/38 144A  91,105 93
Home Partners of America Trust, Series 2022-
1, Class A 144A 144A
3.930%, 4/17/39 144A  132,279 129
HPEFS Equipment Trust, Series 2023-1A,
Class C 144A 144A
5.910%, 4/20/28 144A  355,000 358
HPEFS Equipment Trust, Series 2023-2A,
Class C 144A 144A
6.480%, 1/21/31 144A  125,000 127
HPEFS Equipment Trust, Series 2023-2A,
Class D 144A 144A
6.970%, 7/21/31 144A  125,000 128
HPEFS Equipment Trust, Series 2024-1A,
Class C 144A 144A
5.330%, 6/20/31 144A  680,000 683
HPEFS Equipment Trust, Series 2024-2A,
Class B 144A 144A
5.350%, 10/20/31 144A  100,000 101
HPEFS Equipment Trust, Series 2024-2A,
Class D 144A 144A
5.820%, 4/20/32 144A  205,000 207
Huntington Bank Auto Credit-Linked Notes,
Series 2024-1, Class B1 144A 144A
6.153%, 5/20/32 144A  509,660 515
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B1 144A 144A
5.442%, 10/20/32 144A  574,388 575

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Jack in the Box Funding LLC, Series 2022-1A,
Class A2I 144A 144A
3.445%, 2/26/52 144A  392,175 373
Jersey Mike's Funding LLC, Series 2019-1A,
Class A2 144A 144A
4.433%, 2/15/50 144A  59,550 59
Madison Park Funding XXIII, Ltd., Series
2017-23A, Class AR 144A 144A
5.849%, (US SOFR 3 Month plus 1.232%),
7/27/31 144A  548,837 550
Madison Park Funding XXIII, Ltd., Series
2017-23A, Class BR 144A 144A
6.429%, (US SOFR 3 Month plus 1.812%),
7/27/31 144A  710,000 711
Madison Park Funding XXXIII, Ltd., Series
2022-33A, Class AR 144A 144A
5.946%, (US SOFR 3 Month plus 1.290%),
10/15/32 144A  1,025,000 1,026
Madison Park XLII, Ltd., Series 13A, Class AR 144A 144A
5.776%, (US SOFR 3 Month plus 1.150%),
11/21/30 144A  363,262 364
Marble Point CLO XII, Ltd., Series 2018-1A,
Class A 144A 144A
5.919%, (US SOFR 3 Month plus 1.272%),
7/16/31 144A  200,931 201
Marble Point CLO XV, Ltd., Series 2019-1A,
Class A1R2 144A 144A
5.597%, (US SOFR 3 Month plus 1.040%),
7/23/32 144A  720,000 719
Marble Point CLO, Ltd., Series 2018-2A,
Class A12R 144A 144A
5.817%, (US SOFR 3 Month plus 1.200%),
1/20/32 144A  1,071,832 1,073
MMAF Equipment Finance LLC, Series 2021-
A, Class A5 144A 144A
1.190%, 11/13/43 144A  100,000 96
MVW Owner Trust, Series 2019-2A, Class A 144A 144A
2.440%, 10/20/38 144A  35,600 35
MVW Owner Trust, Series 2020-1A, Class A 144A 144A
1.740%, 10/20/37 144A  179,198 172
MVW Owner Trust, Series 2020-1A, Class B 144A 144A
2.730%, 10/20/37 144A  99,974 97
MVW Owner Trust, Series 2021-1WA, Class B 144A 144A
1.440%, 1/22/41 144A  31,203 29
MVW Owner Trust, Series 2021-1WA, Class C 144A 144A
1.940%, 1/22/41 144A  46,180 44
MVW Owner Trust, Series 2023-1A, Class A 144A 144A
4.930%, 10/20/40 144A  469,024 466
MVW Owner Trust, Series 2023-2A, Class A 144A 144A
6.180%, 11/20/40 144A  105,077 107
MVW Owner Trust, Series 2023-2A, Class B 144A 144A
6.330%, 11/20/40 144A  80,267 81
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A2A 144A 144A
3.420%, 1/15/43 144A  74,786 74
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2A 144A 144A
3.010%, 12/15/59 144A  128,876 124
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A 144A 144A
2.640%, 5/15/68 144A  154,650 150
Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust,
Series 2019-GA, Class A 144A 144A
2.400%, 10/15/68 144A  245,043 234
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2A 144A 144A
2.460%, 11/15/68 144A  170,762 162
Navient Private Education Refi Loan Trust,
Series 2020-CA, Class A2A 144A 144A
2.150%, 11/15/68 144A  636,486 599
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A 144A 144A
1.690%, 5/15/69 144A  116,177 108
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A 144A 144A
1.170%, 9/16/69 144A  74,172 68
Navient Private Education Refi Loan Trust,
Series 2020-HA, Class A 144A 144A
1.310%, 1/15/69 144A  35,155 33
Navistar Financial Dealer Note Master Trust,
Series 2023-1, Class A 144A 144A
6.180%, 8/25/28 144A  360,000 363
Navistar Financial Dealer Note Master Trust,
Series 2024-1, Class A 144A 144A
5.590%, 4/25/29 144A  90,000 91
Navistar Financial Dealer Note Master Trust,
Series 2024-1, Class B 144A 144A
5.790%, 4/25/29 144A  50,000 50
Navistar Financial Dealer Note Master Trust,
Series 2024-1, Class C 144A 144A
6.130%, 4/25/29 144A  75,000 76
Nelnet Student Loan Trust, Series 2020-1A,
Class A 144A 144A
5.193%, (US SOFR 1 Month plus 0.855%),
3/26/68 144A  69,111 69
Nelnet Student Loan Trust, Series 2021-CA,
Class AFX 144A 144A
1.320%, 4/20/62 144A  443,391 407
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX 144A 144A
1.630%, 4/20/62 144A  154,278 143
Neuberger Berman CLO, Ltd., Series 2019-
32A, Class AR 144A 144A
5.869%, (US SOFR 3 Month plus 1.252%),
1/20/32 144A  233,847 234
Neuberger Berman CLO, Ltd., Series 2021-
40A, Class A 144A 144A
5.969%, (US SOFR 3 Month plus 1.322%),
4/16/33 144A  265,701 266
Northwoods Capital XIV-B, Ltd. 144A 144A
5.766%, (US SOFR 3 Month plus 1.250%),
11/13/31 144A  744,207 745
Octane Receivables Trust, Series 2021-2A,
Class A 144A 144A
1.210%, 9/20/28 144A  25,907 26
Octane Receivables Trust, Series 2022-1A,
Class B 144A 144A
4.900%, 5/22/28 144A  395,000 395
Octane Receivables Trust, Series 2023-1A,
Class A 144A 144A
5.870%, 5/21/29 144A  42,133 42

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Octane Receivables Trust, Series 2023-1A,
Class B 144A 144A
5.960%, 7/20/29 144A  225,000 227
Octane Receivables Trust, Series 2023-3A,
Class B 144A 144A
6.480%, 7/20/29 144A  135,000 138
Octane Receivables Trust, Series 2023-3A,
Class C 144A 144A
6.740%, 8/20/29 144A  100,000 103
Octane Receivables Trust, Series 2024-3A,
Class A2 144A 144A
4.940%, 5/20/30 144A  170,000 170
Octane Receivables Trust, Series 2024-3A,
Class C 144A 144A
5.510%, 10/20/31 144A  140,000 140
Octane Receivables Trust, Series 2024-RVM1,
Class A 144A 144A
5.010%, 1/22/46 144A  380,000 380
OZLM Funding II, Ltd., Series 2012-2A,
Class A1A2 144A 144A
5.789%, (US SOFR 3 Month plus 1.200%),
7/30/31 144A  401,255 402
OZLM XXI, Ltd., Series 2017-21A, Class A1R 144A 144A
5.767%, (US SOFR 3 Month plus 1.150%),
1/20/31 144A  674,614 675
Post Road Equipment Finance, Series 2024-
1A, Class A2 144A 144A
5.590%, 11/15/29 144A  89,568 90
Progress Residential Trust, Series 2021-SFR8,
Class C 144A 144A
1.931%, 10/17/38 144A  460,000 438
Rockford Tower CLO, Ltd., Series 2019-2A,
Class AR2 144A 144A
5.651%, (US SOFR 3 Month plus 1.130%),
8/20/32 144A  1,031,141 1,033
Romark CLO II, Ltd., Series 2018-2A,
Class A2R 144A 144A
6.276%, (US SOFR 3 Month plus 1.650%),
7/25/31 144A  1,075,000 1,077
Santander Bank Auto Credit-Linked Notes,
Series 2021-1A, Class B 144A 144A
1.833%, 12/15/31 144A  170 –π
Santander Bank Auto Credit-Linked Notes,
Series 2022-B, Class C 144A 144A
5.916%, 8/16/32 144A  3,321 3
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class B 144A 144A
6.451%, 12/15/32 144A  174,777 176
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class A2 144A 144A
5.644%, 12/15/33 144A  167,440 169
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class D 144A 144A
6.663%, 12/15/33 144A  239,541 242
Santander Bank Auto Credit-Linked Notes,
Series 2024-A, Class B 144A 144A
5.622%, 6/15/32 144A  250,000 252
Santander Bank Auto Credit-Linked Notes,
Series 2024-A, Class C 144A 144A
5.818%, 6/15/32 144A  250,000 252
Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Santander Bank Auto Credit-Linked Notes,
Series 2024-B, Class B 144A 144A
4.965%, 1/18/33 144A  250,000 249
Santander Bank Auto Credit-Linked Notes,
Series 2024-B, Class C 144A 144A
5.141%, 1/18/33 144A  250,000 249
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D 144A 144A
1.570%, 1/15/27 144A  450,000 439
Santander Drive Auto Receivables Trust,
Series 2021-4, Class D
1.670%, 10/15/27  409,219 403
Santander Drive Auto Receivables Trust,
Series 2023-1, Class C
5.090%, 5/15/30  260,000 261
Santander Retail Auto Lease Trust, Series
2022-B, Class B 144A 144A
3.850%, 3/22/27 144A  137,555 137
SBNA Auto Lease Trust, Series 2024-A,
Class A3 144A 144A
5.390%, 11/20/26 144A  145,000 146
SBNA Auto Lease Trust, Series 2024-A,
Class A4 144A 144A
5.240%, 1/22/29 144A  140,000 141
SBNA Auto Lease Trust, Series 2024-B,
Class A4 144A 144A
5.550%, 12/20/28 144A  540,000 548
SCF Equipment Leasing Trust, Series 2023-
1A, Class A3 144A 144A
6.170%, 5/20/32 144A  470,000 483
SEB Funding LLC, Series 2024-1A, Class A2 144A 144A
7.386%, 4/30/54 144A  600,000 614
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A3 144A 144A
4.950%, 5/21/29 144A  160,000 161
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class C 144A 144A
5.510%, 1/20/32 144A  55,000 56
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A4 144A 144A
5.260%, 8/20/30 144A  145,000 147
Sierra Receivables Funding Co. LLC, Series
2020-2A, Class C 144A 144A
3.510%, 7/20/37 144A  49,966 50
Sierra Receivables Funding Co. LLC, Series
2021-2A, Class B 144A 144A
1.800%, 9/20/38 144A  77,033 74
Sierra Receivables Funding Co. LLC, Series
2021-2A, Class C 144A 144A
1.950%, 9/20/38 144A  160,914 155
SMB Private Education Loan Trust, Series
2016-C, Class A2B 144A 144A
5.612%, (US SOFR 1 Month plus 1.215%),
9/15/34 144A  9,608 10
SMB Private Education Loan Trust, Series
2018-B, Class A2A 144A 144A
3.600%, 1/15/37 144A  56,048 55
SMB Private Education Loan Trust, Series
2018-B, Class A2B 144A 144A
5.232%, (US SOFR 1 Month plus 0.835%),
1/15/37 144A  134,114 134

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series
2020-BA, Class A1A 144A 144A
1.290%, 7/15/53 144A  79,540 74
SMB Private Education Loan Trust, Series
2020-PTB, Class A2A 144A 144A
1.600%, 9/15/54 144A  562,741 523
SMB Private Education Loan Trust, Series
2021-B, Class A 144A 144A
1.310%, 7/17/51 144A  389,879 359
Symphony CLO I, Ltd., Series 2021-1A,
Class B 144A 144A
6.337%, (US SOFR 3 Month plus 1.712%),
10/25/29 144A  815,000 816
Symphony CLO XXIII, Ltd., Series 2021-23A,
Class AR 144A 144A
5.938%, (US SOFR 3 Month plus 1.282%),
1/15/34 144A  858,010 859
Symphony CLO XXVI, Ltd., Series 2021-26A,
Class AR 144A 144A
5.959%, (US SOFR 3 Month plus 1.342%),
4/20/33 144A  255,346 256
Tricon Residential Trust, Series 2024-SFR2,
Class A 144A 144A
4.750%, 6/17/40 144A  279,826 276
Tricon Residential Trust, Series 2024-SFR2,
Class D 144A 144A
6.000%, 6/17/40 144A  510,000 507
Trinitas CLO VI, Ltd., Series 2017-6A,
Class ARRR 144A 144A
5.956%, (US SOFR 3 Month plus 1.330%),
1/25/34 144A  460,000 461
US Bank NA, Series 2023-1, Class B 144A 144A
6.789%, 8/25/32 144A  133,853 136
Verdant Receivables LLC, Series 2023-1A,
Class A2 144A 144A
6.240%, 1/13/31 144A  421,570 428
Verdant Receivables LLC, Series 2024-1A,
Class A2 144A 144A
5.680%, 12/12/31 144A  125,000 126
Voya CLO, Series 2018-3A, Class BR2 144A 144A
6.456%, (US SOFR 3 Month plus 1.800%),
10/15/31 144A  575,000 576
Wellfleet CLO, Ltd., Series 2018-2A,
Class A1R 144A 144A
5.697%, (US SOFR 3 Month plus 0.818%),
10/20/31 144A  510,000 511
Wheels Fleet Lease Funding, Series 2023-2A,
Class A 144A 144A
6.460%, 8/18/38 144A  637,949 650
Wheels Fleet Lease Funding, Series 2024-1A,
Class A1 144A 144A
5.490%, 2/18/39 144A  640,000 647
Wind River CLO, Ltd., Series 2019-3A,
Class AR2 144A 144A
5.716%, (US SOFR 3 Month plus 1.060%),
4/15/31 144A  460,000 460
World Omni Auto Receivables Trust, Series
2022-A, Class C
2.550%, 9/15/28  325,000 316
Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
World Omni Select Auto Trust, Series 2021-A,
Class D
1.440%, 11/15/27  180,000 175
World Omni Select Auto Trust, Series 2023-A,
Class B
5.870%, 8/15/28  445,000 450
Total 65,121
Mortgage Securities ( 15 .1% )
Angel Oak Mortgage Trust, Series 2020-3,
Class A3 144A 144A
2.872%, (AFC), 4/25/65 144A  35,944 34
Angel Oak Mortgage Trust, Series 2021-1,
Class A1 144A 144A
0.909%, (AFC), 1/25/66 144A  228,775 190
Angel Oak Mortgage Trust, Series 2021-1,
Class A2 144A 144A
1.115%, (AFC), 1/25/66 144A  67,025 56
Angel Oak Mortgage Trust, Series 2021-2,
Class A1 144A 144A
0.985%, (AFC), 4/25/66 144A  219,583 187
Angel Oak Mortgage Trust, Series 2021-2,
Class A2 144A 144A
1.190%, (AFC), 4/25/66 144A  69,260 59
Angel Oak Mortgage Trust, Series 2024-9,
Class A2 144A 144A
5.341%, (AFC), 9/25/69 144A ∑ 360,840 357
BANK, Series 2024-BNK47, Class A1
5.523%, 6/15/57  92,765 94
BANK5 Trust, Series 2024-5YR10, Class AS
5.637%, 10/15/57  295,000 298
BANK5, Series 2024-5YR11, Class AS
6.139%, 11/15/57  325,000 333
BANK5, Series 2024-5YR12, Class A3
5.902%, (AFC), 12/15/57  185,000 191
BANK5, Series 2024-5YR12, Class AS
6.122%, (AFC), 12/15/57  495,000 507
BANK5, Series 2024-5YR8, Class AS
6.378%, (CSTR), 8/15/57  370,000 382
BANK5, Series 2024-5YR9, Class A1
4.889%, 8/15/57  366,237 365
Bayview MSR Opportunity Master Fund Trust,
Series 2021-5, Class A5 144A 144A
2.500%, (AFC), 11/25/51 144A  290,074 254
BBCMS Mortgage Trust, Series 2024-C27,
Class A1
5.502%, 7/15/57  25,351 25
BCP Trust, Series 2021-330N, Class A 144A 144A
5.311%, (US SOFR 1 Month plus 0.914%),
6/15/38 144A  290,000 269
Benchmark Mortgage Trust, Series 2024-V11,
Class AM
6.201%, (AFC), 11/15/57  275,000 283
Benchmark Mortgage Trust, Series 2024-V8,
Class A1
5.514%, 7/15/57  225,406 228
Benchmark Mortgage Trust, Series 2024-V9,
Class AS
6.064%, 8/15/57  475,000 485

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
BINOM Securitization Trust, Series 2021-INV1,
Class A3 144A 144A
2.625%, (AFC), 6/25/56 144A  148,173 131
BMO Mortgage Trust, Series 2024-5C5,
Class AS
6.364%, (AFC), 2/15/57  520,000 537
BPR Trust, Series 2021-TY, Class B 144A 144A
5.662%, (US SOFR 1 Month plus 1.265%),
9/25/38 144A  450,000 446
BRAVO Residential Funding Trust, Series
2021-NQM3, Class A1 144A 144A
1.699%, (AFC), 4/26/60 144A  203,085 189
BSREP Commercial Mortgage Trust, Series
2021-DC, Class D 144A 144A
6.412%, (US SOFR 1 Month plus 2.015%),
8/15/38 144A  189,541 135
BX Commercial Mortgage Trust, Series 2024-
SLCT, Class B 144A 144A
6.239%, (US SOFR 1 Month plus 1.793%),
1/15/42 144A  190,000 190
BX Commercial Mortgage Trust, Series 2024-
SLCT, Class C 144A 144A
6.838%, (US SOFR 1 Month plus 2.392%),
1/15/42 144A  500,000 499
BX Trust, Series 2021-VIEW, Class A 144A 144A
5.791%, (US SOFR 1 Month plus 1.395%),
6/15/36 144A  255,000 254
BX Trust, Series 2024-GPA3, Class B 144A 144A
6.149%, (US SOFR 1 Month plus 1.642%),
12/15/39 144A  330,000 330
BX Trust, Series 2024-MDHS, Class A 144A 144A
6.038%, (US SOFR 1 Month plus 1.641%),
5/15/41 144A  402,899 405
BX Trust, Series 2024-MDHS, Class B 144A 144A
6.238%, (US SOFR 1 Month plus 1.841%),
5/15/41 144A  402,899 403
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class A 144A 144A
5.765%, (US SOFR 1 Month plus 1.367%),
12/15/37 144A  470,000 470
CIM Trust, Series 2020-INV1, Class A2 144A 144A
2.500%, (AFC), 4/25/50 144A  252,411 206
Citigroup Commercial Mortgage Trust, Series
2013-375P, Class B 144A 144A
3.518%, (CSTR), 5/10/35 144A  435,000 423
Citigroup Commercial Mortgage Trust, Series
2013-375P, Class C 144A 144A
3.518%, (CSTR), 5/10/35 144A  255,000 246
Citigroup Mortgage Loan Trust, Series 2020-
EXP2, Class A3 144A 144A
2.500%, 8/25/50 144A  233,970 197
Citigroup Mortgage Loan Trust, Series 2020-
EXP2, Class A4 144A 144A
2.500%, (AFC), 8/25/50 144A  324,958 271
COLT Mortgage Loan Trust, Series 2020-3,
Class A1 144A 144A
1.506%, (AFC), 4/27/65 144A  15,171 15
COLT Mortgage Loan Trust, Series 2021-1,
Class A2 144A 144A
1.167%, (AFC), 6/25/66 144A  214,333 181
Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
COLT Mortgage Loan Trust, Series 2024-6,
Class A2 144A 144A
5.644%, (AFC), 11/25/69 144A ∑ 603,856 601
COLT Mortgage Loan Trust, Series 2024-INV4,
Class A3 144A 144A
6.111%, (AFC), 5/25/69 144A ∑ 566,833 568
COMM Mortgage Trust, Series 2014-CR15,
Class B
3.922%, (CSTR), 2/10/47  225,678 218
COMM Mortgage Trust, Series 2014-CR19,
Class D 144A 144A
4.512%, (CSTR), 8/10/47 144A  71,476 68
Credit Suisse Mortgage Trust, Series 2020-
NET, Class A 144A 144A
2.256%, 8/15/37 144A  101,909 99
Credit Suisse Mortgage Trust, Series 2020-
NET, Class D 144A 144A
3.704%, (CSTR), 8/15/37 144A  445,000 431
Cross Mortgage Trust, Series 2024-H6,
Class A2 144A 144A
5.383%, (AFC), 9/25/69 144A ∑ 391,843 388
CSAIL Commercial Mortgage Trust, Series
2015-C3, Class A4
3.718%, 8/15/48  305,000 303
CyrusOne Data Centers Issuer I LLC, Series
2024-2A, Class A2 144A 144A
4.500%, 5/20/49 144A  755,000 720
Deephaven Residential Mortgage Trust, Series
2021-1, Class A3 144A 144A
1.128%, (AFC), 5/25/65 144A  47,295 45
Deephaven Residential Mortgage Trust, Series
2021-2, Class A3 144A 144A
1.260%, (AFC), 4/25/66 144A  92,510 79
Ellington Financial Mortgage Trust, Series
2019-2, Class A3 144A 144A
3.046%, (AFC), 11/25/59 144A  30,085 29
Ellington Financial Mortgage Trust, Series
2021-2, Class A3 144A 144A
1.291%, (AFC), 6/25/66 144A  135,965 112
Ellington Financial Mortgage Trust, Series
2021-3, Class A3 144A 144A
1.550%, (AFC), 9/25/66 144A  139,910 113
Ellington Financial Mortgage Trust, Series
2024-INV2, Class A1 144A 144A
5.035%, (AFC), 10/25/69 144A  470,896 464
Ellington Financial Mortgage Trust, Series
2024-INV2, Class A2 144A 144A
5.289%, (AFC), 10/25/69 144A  267,667 265
Ellington Financial Mortgage Trust, Series
2024-NQM1, Class A1B 144A 144A
5.810%, (AFC), 11/25/69 144A ∑ 911,149 911
Extended Stay America Trust, Series 2021-
ESH, Class C 144A 144A
6.211%, (US SOFR 1 Month plus 1.815%),
7/15/38 144A  422,780 423
Federal Home Loan Mortgage Corp.
1.500%, 2/1/36  565,242 488
2.500%, 1/1/52  513,369 423
2.500%, 4/1/52  278,536 230
3.000%, 11/1/34  26,035 24
3.500%, 3/1/46  27,984 25

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
3.500%, 12/1/47  253,289 228
4.000%, 12/1/49  78,309 73
4.500%, 5/1/50  47,646 45
4.500%, 9/1/52  1,627,129 1,533
5.000%, 12/1/41  97,929 98
5.500%, 8/1/53  518,287 514
6.000%, 9/1/34  824 1
6.000%, 2/1/35  15,525 16
6.000%, 9/1/35  5,249 5
7.000%, 3/1/39  27,346 28
7.500%, 6/1/38  23,682 25
Federal Home Loan Mortgage Corp., Series
2017-SC02, Class M1 144A 144A
3.859%, (CSTR), 5/25/47 144A  8,907 9
Federal Home Loan Mortgage Corp., Series
3713, Class PA
2.000%, 2/15/40  9,857 10
Federal Home Loan Mortgage Corp., Series
4092, Class CL
1.250%, 6/15/27  14,113 14
Federal Home Loan Mortgage Corp., Series
K753, Class A1
4.600%, 6/25/30  326,410 326
Federal National Mortgage Association
2.000%, 10/1/50  196,368 154
2.500%, 1/1/52  708,823 584
3.000%, 9/1/28  88,217 86
3.000%, 12/1/34  62,075 58
3.000%, 3/1/35  25,976 24
3.500%, 5/1/27  70,076 69
3.500%, 4/1/46  174,723 157
3.500%, 2/1/48  304,329 273
3.500%, 1/1/52  115,969 103
4.000%, 1/1/47  46,711 43
4.000%, 2/1/49  9,655 9
4.000%, 11/1/49  27,305 25
4.000%, 12/1/49  8,751 8
4.000%, 8/1/52  178,302 163
4.000%, 9/1/52  901,592 826
4.500%, 5/1/40  35,590 34
4.500%, 9/1/40  31,554 31
4.500%, 5/1/41  64,440 62
4.500%, 8/1/48  19,467 19
4.500%, 9/1/48  17,360 17
4.500%, 10/1/48  126,180 120
4.500%, 11/1/48  25,065 24
4.500%, 12/1/48  132,346 126
4.500%, 5/1/49  73,155 70
4.500%, 1/1/50  17,582 17
5.000%, 10/1/33  48,733 49
5.000%, 6/1/40  30,412 30
5.000%, 7/1/45  45,430 45
5.000%, 9/1/48  43,284 43
5.000%, 2/1/49  20,086 20
5.000%, 8/1/49  16,133 16
5.000%, 10/1/52  595,906 577
5.000%, 9/1/53  2,594,833 2,514
5.000%, 10/1/53  1,803,343 1,743
5.000%, 9/1/54  839,184 811
5.500%, 8/1/37  29,534 30
Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
5.500%, 2/1/38  115,491 116
5.500%, 9/1/53  25,028 25
5.500%, 10/1/53  312,448 310
5.500%, 2/1/54  397,704 395
5.500%, 3/1/54  570,374 566
5.500%, 5/1/54  45,116 45
6.000%, 3/1/34  25,061 26
6.000%, 8/1/34  68,936 71
6.000%, 11/1/34  2,598 3
6.000%, 12/1/34  922 1
6.000%, 4/1/35  1,653 2
6.000%, 5/1/38  1,176 1
6.000%, 10/1/40  58,399 61
6.000%, 2/1/49  236,873 246
6.000%, 6/1/54  586,484 593
6.500%, 7/1/32  7,685 8
6.500%, 12/1/32  7,230 7
6.500%, 2/1/54  5,517,861 5,633
Federal National Mortgage Association, Series
2011-113, Class AG
2.500%, 11/25/26  3,477 3
Federal National Mortgage Association, Series
2017-90, Class KA
3.000%, 11/25/47  144,401 133
Flagstar Mortgage Trust, Series 2020-1INV,
Class A11 144A 144A
5.303%, (US SOFR 1 Month plus 0.965%),
3/25/50 144A  90,898 86
Galton Funding Mortgage Trust, Series 2018-
1, Class A33 144A 144A
3.500%, (AFC), 11/25/57 144A  22,877 20
Galton Funding Mortgage Trust, Series 2019-
1, Class A21 144A 144A
4.500%, (AFC), 2/25/59 144A  24,174 23
Galton Funding Mortgage Trust, Series 2019-
1, Class A32 144A 144A
4.000%, (AFC), 2/25/59 144A  10,517 10
Galton Funding Mortgage Trust, Series 2019-
H1, Class M1 144A 144A
3.339%, (AFC), 10/25/59 144A  260,000 247
Galton Funding Mortgage Trust, Series 2020-
H1, Class M1 144A 144A
2.832%, (AFC), 1/25/60 144A  285,000 234
Government National Mortgage Association
3.000%, 9/20/47  417,739 367
3.500%, 12/20/42  2,702 2
3.500%, 9/20/43  36,851 34
3.500%, 8/20/44  69,951 64
3.500%, 10/20/46  468 –π
3.500%, 11/20/46  28,187 25
3.500%, 1/20/47  30,969 28
3.500%, 7/20/52  963,149 861
4.000%, 3/20/48  59,819 55
4.000%, 4/20/50  213,657 198
4.000%, 10/20/50  132,539 123
4.000%, 9/20/52  177,156 163
4.500%, 7/20/41  150,022 146
5.000%, 3/20/34  142,312 141
5.000%, 1/20/48  23,687 23
5.000%, 2/20/48  116,655 116
5.000%, 1/15/55  310,000 301

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
5.500%, 6/20/37  33,591 34
5.500%, 9/15/45  97,682 99
5.500%, 3/20/48  17,018 17
5.500%, 12/20/48  9,651 10
5.500%, 2/20/49  124,676 126
Government National Mortgage Association
TBA
5.500%, 1/15/55  1,045,000 1,036
GS Mortgage Backed Securities Trust, Series
2014-EB1A, Class 2A1 144A 144A
5.976%, (CSTR), 7/25/44 144A  2,318 2
GS Mortgage Securities Trust, Series 2021-
ROSS, Class B 144A 144A
6.262%, (US SOFR 1 Month plus 1.715%),
5/15/26 144A  390,000 343
HILT Commercial Mortgage Trust, Series
2024-ORL, Class B 144A 144A
6.338%, (US SOFR 1 Month plus 1.941%),
5/15/37 144A  485,000 485
HYT Commercial Mortgage Trust, Series
2024-RGCY, Class A 144A 144A
6.239%, (US SOFR 1 Month plus 1.842%),
9/15/41 144A  345,000 345
Imperial Fund Mortgage Trust, Series 2021-
NQM2, Class A3 144A 144A
1.516%, (AFC), 9/25/56 144A  212,762 176
Imperial Fund Mortgage Trust, Series 2022-
NQM4, Class A1 144A 144A
4.767%, (AFC), 6/25/67 144A ∑ 642,074 638
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2019-BKWD,
Class C 144A 144A
6.612%, (US SOFR 1 Month plus 2.215%),
9/15/29 144A  250,000 217
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class B 144A 144A
6.532%, (US SOFR 1 Month plus 2.135%),
10/15/33 144A  540,000 520
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class C 144A 144A
6.932%, (US SOFR 1 Month plus 2.535%),
10/15/33 144A  440,000 406
JP Morgan Mortgage Trust, Series 2020-INV1,
Class A11 144A 144A
5.283%, (US SOFR 1 Month plus 0.945%),
(AFC), 8/25/50 144A  37,687 36
JP Morgan Mortgage Trust, Series 2020-INV1,
Class A15 144A 144A
3.500%, (AFC), 8/25/50 144A  61,351 54
KNDR Trust, Series 2021-KIND, Class C 144A 144A
6.264%, (US SOFR 1 Month plus 1.865%),
8/15/38 144A  575,276 567
LSTAR Commercial Mortgage Trust, Series
2017-5, Class AS 144A 144A
4.021%, 3/10/50 144A  340,000 319
MED Commercial Mortgage Trust, Series
2024-MOB, Class A 144A 144A
5.989%, (US SOFR 1 Month plus 1.592%),
5/15/41 144A  440,000 440
Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
MetLife Securitization Trust, Series 2017-1A,
Class A 144A 144A
3.000%, (AFC), 4/25/55 144A  56,462 53
MFRA Trust, Series 2021-INV1, Class A1 144A 144A
0.852%, (AFC), 1/25/56 144A  55,995 54
MFRA Trust, Series 2021-NQM2, Class A1 144A 144A
1.029%, (AFC), 11/25/64 144A  201,607 176
1.381%, (AFC), 4/25/65 144A  190,477 183
MFRA Trust, Series 2021-NQM2, Class A2 144A 144A
1.317%, (AFC), 11/25/64 144A  94,973 83
Morgan Stanley Capital I Trust, Series 2014-
150E, Class A 144A 144A
3.912%, 9/9/32 144A  610,000 535
Morgan Stanley Residential Mortgage Loan
Trust, Series 2021-2, Class A4 144A 144A
2.500%, (AFC), 5/25/51 144A  116,398 103
New Residential Mortgage Loan Trust, Series
2021-INV2, Class A7 144A 144A
2.500%, (AFC), 9/25/51 144A  702,679 618
OBX Trust, Series 2019-EXP2, Class 2A2 144A 144A
5.902%, (US SOFR 1 Month plus 1.315%),
7/25/59 144A  39,473 39
OBX Trust, Series 2019-EXP3, Class 2A1 144A 144A
5.353%, (US SOFR 1 Month plus 1.015%),
(AFC), 10/25/59 144A  40,919 41
OBX Trust, Series 2020-EXP1, Class 1A8 144A 144A
3.500%, 2/25/60 144A  129,711 113
OBX Trust, Series 2020-EXP1, Class 2A1 144A 144A
5.203%, (US SOFR 1 Month plus 0.865%),
2/25/60 144A  93,306 93
OBX Trust, Series 2020-EXP1, Class 2A2 144A 144A
5.403%, (US SOFR 1 Month plus 1.065%),
2/25/60 144A  55,525 55
OBX Trust, Series 2020-EXP2, Class A8 144A 144A
3.000%, (AFC), 5/25/60 144A  155,528 132
OBX Trust, Series 2020-EXP2, Class A9 144A 144A
3.000%, (AFC), 5/25/60 144A  38,882 33
OBX Trust, Series 2020-EXP3, Class 1A8 144A 144A
3.000%, (AFC), 1/25/60 144A  130,300 113
OBX Trust, Series 2020-INV1, Class A5 144A 144A
3.500%, (AFC), 12/25/49 144A  35,694 31
Oceanview Mortgage Trust, Series 2022-1,
Class A5 144A 144A
2.500%, (AFC), 12/25/51 144A  370,585 323
ONE Park Mortgage Trust, Series 2021-PARK,
Class B 144A 144A
5.461%, (US SOFR 1 Month plus 1.065%),
3/15/36 144A  755,000 734
ONE Park Mortgage Trust, Series 2021-PARK,
Class C 144A 144A
5.611%, (US SOFR 1 Month plus 1.215%),
3/15/36 144A  405,000 391
Onslow Bay Financial LLC Trust, Series 2024-
NQM17, Class A3 144A 144A
6.015%, (AFC), 11/25/64 144A ∑ 337,370 338
RCKT Mortgage Trust, Series 2024-CES8,
Class A1A 144A 144A
5.490%, (AFC), 11/25/44 144A ∑ 653,381 655
RCKT Mortgage Trust, Series 2024-CES9,
Class A1A 144A 144A
5.582%, (AFC), 12/25/44 144A ∑,Æ 125,000 125

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
SDR Trust, Series 2024-DSNY, Class B 144A 144A
6.138%, (US SOFR 1 Month plus 1.741%),
5/15/39 144A  400,000 396
Sequoia Mortgage Trust, Series 2018-CH2,
Class A21 144A 144A
4.000%, (AFC), 6/25/48 144A  17,394 16
Sequoia Mortgage Trust, Series 2018-CH2,
Class A3 144A 144A
4.000%, (AFC), 6/25/48 144A  40,123 37
Sequoia Mortgage Trust, Series 2018-CH3,
Class A19 144A 144A
4.500%, (AFC), 8/25/48 144A  1,647 2
SG Residential Mortgage Trust, Series 2020-2,
Class A1 144A 144A
1.381%, (AFC), 5/25/65 144A  77,958 70
STACR Trust, Series 2021-DNA5, Class M2 144A 144A
6.219%, (US 30 Day Average SOFR plus
1.650%), 1/25/34 144A  111,687 112
STACR Trust, Series 2021-DNA7, Class M1 144A 144A
5.419%, (US 30 Day Average SOFR plus
0.850%), 11/25/41 144A  100,899 101
STACR Trust, Series 2021-DNA7, Class M2 144A 144A
6.369%, (US 30 Day Average SOFR plus
1.800%), 11/25/41 144A  375,000 378
STACR Trust, Series 2022-DNA5, Class M1A 144A 144A
7.684%, (US 30 Day Average SOFR plus
2.950%), 6/25/42 144A  375,485 387
STACR Trust, Series 2023-HQA3, Class A1 144A 144A
6.419%, (US 30 Day Average SOFR plus
1.850%), 11/25/43 144A  159,692 161
STACR Trust, Series 2024-HQA1, Class A1 144A 144A
5.819%, (US 30 Day Average SOFR plus
1.250%), 3/25/44 144A  677,887 681
Starwood Mortgage Residential Trust, Series
2019-INV1, Class A3 144A 144A
2.916%, (AFC), 9/27/49 144A  204,756 202
Starwood Mortgage Residential Trust, Series
2020-1, Class A2 144A 144A
2.408%, (AFC), 2/25/50 144A  142,372 135
Starwood Mortgage Residential Trust, Series
2021-2, Class A1 144A 144A
0.943%, (AFC), 5/25/65 144A  99,313 92
Starwood Mortgage Residential Trust, Series
2021-4, Class A1 144A 144A
1.162%, (AFC), 8/25/56 144A  481,016 426
Toorak Mortgage Corp., Series 2021-INV1,
Class A2 144A 144A
1.409%, (AFC), 7/25/56 144A  87,989 77
Towd Point Mortgage Trust, Series 2015-1,
Class A1 144A 144A
3.000%, (AFC), 1/28/58 144A  23,462 23
Towd Point Mortgage Trust, Series 2017-3,
Class A1 144A 144A
2.750%, (AFC), 7/25/57 144A  10,106 10
Towd Point Mortgage Trust, Series 2022-4,
Class A1 144A 144A
3.750%, (AFC), 9/25/62 144A  727,322 683
TX Trust, Series 2024-HOU, Class B 144A 144A
6.488%, (US SOFR 1 Month plus 2.091%),
6/15/39 144A  535,000 535
Structured Products (31.8%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
United Wholsale Mortgage LLC, Series 2021-
INV2, Class A4 144A 144A
2.500%, (AFC), 9/25/51 144A  134,690 117
Verus Securitization Trust, Series 2020-5,
Class A3 144A 144A
2.733%, (AFC), 5/25/65 144A ∑ 49,198 48
Verus Securitization Trust, Series 2021-1,
Class A1 144A 144A
0.815%, (AFC), 1/25/66 144A  66,002 58
Verus Securitization Trust, Series 2021-1,
Class A3 144A 144A
1.155%, (AFC), 1/25/66 144A  53,882 47
Verus Securitization Trust, Series 2021-2,
Class A1 144A 144A
1.031%, (AFC), 2/25/66 144A  122,303 109
Verus Securitization Trust, Series 2021-2,
Class A2 144A 144A
1.052%, (AFC), 1/25/66 144A  91,600 80
Verus Securitization Trust, Series 2021-5,
Class A3 144A 144A
1.373%, (AFC), 9/25/66 144A  176,547 149
Verus Securitization Trust, Series 2021-R1,
Class A2 144A 144A
1.057%, (AFC), 10/25/63 144A  31,817 30
Verus Securitization Trust, Series 2021-R2,
Class A1 144A 144A
0.918%, (AFC), 2/25/64 144A  129,918 118
Verus Securitization Trust, Series 2022-1,
Class A3 144A 144A
3.288%, (AFC), 1/25/67 144A  775,203 689
Verus Securitization Trust, Series 2022-6,
Class A1 144A 144A
4.910%, (AFC), 6/25/67 144A ∑ 192,479 190
Verus Securitization Trust, Series 2023-6,
Class A2 144A 144A
6.939%, (AFC), 9/25/68 144A ∑ 210,251 213
Verus Securitization Trust, Series 2023-7,
Class A2 144A 144A
7.272%, (AFC), 10/25/68 144A ∑ 244,909 249
Verus Securitization Trust, Series 2023-8,
Class A2 144A 144A
6.664%, (AFC), 12/25/68 144A ∑ 166,797 168
Verus Securitization Trust, Series 2023-INV3,
Class A2 144A 144A
7.330%, (AFC), 11/25/68 144A  472,702 482
Vista Point Securitization Trust, Series 2020-2,
Class A3 144A 144A
2.496%, (AFC), 4/25/65 144A  33,987 32
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class A2
3.020%, 7/15/58  34,420 34
Total 58,797
Total Structured Products (Cost: $126,242) 123,918
144A 144A 144A
Short-Term Investments ( 2 .0% )
Commercial Paper ( 1 .6% )
Bacardi, Ltd.
0.000%, 1/22/25 1,110,000 1,107
Brunswick Corp.

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Investments (2.0%) Shares/ Par
+
Value
$ (000’s)
Commercial Paper continued
0.000%, 1/3/25 1,110,000 1,110
Constellation Brands, Inc. 144A 144A
0.000%, 1/8/25 144A 1,110,000 1,109
Crown Castle, Inc.
0.000%, 1/7/25 685,000 684
CVS Health Corp.
0.000%, 1/27/25 1,110,000 1,106
Nissan Motor Acceptance Corp.
0.000%, 1/3/25 1,110,000 1,109
Total 6,225
Energy ( 0 .0% )
Western Midstream Operating LP
3.100%, 2/1/25 210,000 209
Total 209
Industrial ( 0 .2% )
Brambles USA, Inc. 144A 144A
4.125%, 10/23/25 144A 395,000 392
WRKCo, Inc.
3.750%, 3/15/25 230,000 230
Total 622
Technology ( 0 .2% )
Intel Corp.
3.400%, 3/25/25 795,000 792
Total 792
Total Short-Term Investments (Cost: $7,849) 7,848
Total Investments (99.1%) (Cost: $389,728)
@
386,663
Other Assets, Less Liabilities (0.9%) 3,590
Net Assets (100.0%) 390,253
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Five-Year US Treasury Note Future Short USD 6,800 68 3/25 $ 7,229 $ 52 $ 3
Ten-Year US Treasury Note Future Short USD 8,100 81 3/25 8,809 152 18
Two-Year US Treasury Note Future Long USD 90,800 454 3/25 93,346 31 (8)
Ultra Long Term US Treasury Bond Future Short USD 2,100 21 3/25 2,497 120 9
Ultra Ten-Year US Treasury Note Future Short USD 3,500 35 3/25 3,896 54 9
$ 409 $ 31
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ 39 $ 39 $ – $ (8) $ (8) $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
§ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At December 31, 2024, the aggregate value of these securities was $5,810 (in thousands), representing 1.5% of net assets.

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024 the value of these securities (in thousands) was $130,590 representing
33.4% of the net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
β Part or all of the security has been pledged as collateral.
π Amount is less than one thousand.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
Æ Security valued using significant unobservable inputs.
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $390,161 and the net unrealized depreciation of investments based on that cost was $3,089 which is comprised of $1,752 aggregate gross unrealized appreciation and
$4,840 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 161,287 $ —
Governments — 93,610 —
Structured Products
Asset Backed Securities — 65,121 —
Mortgage Securities — 58,672 125
Short-Term Investments — 7,848 —
Other Financial Instruments^
Futures 409 — —
Total Assets:
$ 409 $ 386,538 $ 125
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended December 31, 2024.

Schedule of Investments
December 31, 2024
Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 22.6% ) Shares/ Par
+
Value
$ (000's)
Basic Materials (0.1%)
Glencore Funding LLC  144A  144A
5.634%, 4/4/34 144A 1,660,000 1,653
Newmont Corp. / Newcrest Finance Pty, Ltd.
5.350%, 3/15/34 1,464,000 1,456
Total 3,109
Communications (1.2%)
AT&T, Inc.
3.500%, 6/1/41 944,000 723
3.500%, 9/15/53 1,465,000 987
3.550%, 9/15/55 1,463,000 984
3.650%, 9/15/59 925,000 613
3.800%, 12/1/57 2,660,000 1,835
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
3.500%, 6/1/41 508,000 348
3.500%, 3/1/42 2,481,000 1,686
3.900%, 6/1/52 721,000 464
5.250%, 4/1/53 1,215,000 981
5.500%, 4/1/63 517,000 411
6.100%, 6/1/29 2,595,000 2,645
6.550%, 6/1/34 1,447,000 1,480
Comcast Corp.
2.987%, 11/1/63 1,106,000 624
4.049%, 11/1/52 953,000 716
Meta Platforms, Inc.
4.550%, 8/15/31 1,539,000 1,514
4.750%, 8/15/34 2,565,000 2,497
5.400%, 8/15/54 1,726,000 1,671
5.550%, 8/15/64 2,742,000 2,673
Netflix, Inc.
4.900%, 8/15/34 4,094,000 4,009
5.400%, 8/15/54 1,696,000 1,650
Uber Technologies, Inc.
4.800%, 9/15/34 2,537,000 2,428
5.350%, 9/15/54 1,190,000 1,107
Verizon Communications, Inc.
2.987%, 10/30/56 1,481,000 878
5.500%, 2/23/54 1,793,000 1,716
Total 34,640
Consumer, Cyclical (1.3%)
Delta Air Lines, Inc./SkyMiles IP, Ltd.  144A  144A
4.750%, 10/20/28 144A 3,244,000 3,200
Dick's Sporting Goods, Inc.
4.100%, 1/15/52 2,254,000 1,647
Ford Motor Credit Co. LLC
2.900%, 2/10/29 7,442,000 6,665
4.000%, 11/13/30 1,635,000 1,473
General Motors Financial Co., Inc.
2.700%, 6/10/31 3,755,000 3,182
5.450%, 9/6/34 3,250,000 3,154
The Home Depot, Inc.
3.625%, 4/15/52 961,000 697
4.750%, 6/25/29 1,503,000 1,506
Corporate Bonds (22.6%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
4.850%, 6/25/31 998,000 998
Hyundai Capital America  144A  144A
1.300%, 1/8/26 144A 797,000 769
4.550%, 9/26/29 144A 2,997,000 2,909
4.875%, 11/1/27 144A 2,610,000 2,603
Lowe's Companies, Inc.
3.500%, 4/1/51 1,195,000 815
4.250%, 4/1/52 2,393,000 1,868
5.625%, 4/15/53 479,000 460
5.850%, 4/1/63 492,000 481
McDonald's Corp.
6.300%, 3/1/38 1,506,000 1,619
WarnerMedia Holdings, Inc.
5.050%, 3/15/42 1,863,000 1,496
5.141%, 3/15/52 1,895,000 1,408
Total 36,950
Consumer, Non-cyclical (4.4%)
AbbVie, Inc.
3.200%, 11/21/29 3,674,000 3,410
4.050%, 11/21/39 1,044,000 892
4.250%, 11/21/49 2,633,000 2,141
4.500%, 5/14/35 2,161,000 2,024
4.550%, 3/15/35 2,459,000 2,312
4.800%, 3/15/27 2,492,000 2,506
4.800%, 3/15/29 2,492,000 2,490
4.950%, 3/15/31 1,496,000 1,496
5.050%, 3/15/34 2,492,000 2,462
Alcon Finance Corp.  144A  144A
2.600%, 5/27/30 144A 568,000 502
5.375%, 12/6/32 144A 2,685,000 2,684
Amgen, Inc.
5.600%, 3/2/43 1,437,000 1,397
5.650%, 3/2/53 2,320,000 2,234
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc.
4.700%, 2/1/36 5,185,000 4,918
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 1/23/39 1,006,000 1,008
5.800%, 1/23/59 737,000 750
AstraZeneca Finance LLC
5.000%, 2/26/34 2,015,000 1,993
BAT Capital Corp.
4.390%, 8/15/37 778,000 671
4.540%, 8/15/47 2,829,000 2,231
6.000%, 2/20/34 856,000 879
7.081%, 8/2/53 747,000 820
Becton Dickinson and Co.
5.081%, 6/7/29 980,000 986
Bunge, Ltd. Finance Corp.
1.630%, 8/17/25 1,014,000 995
4.200%, 9/17/29 2,072,000 2,011
4.650%, 9/17/34 4,144,000 3,912
The Cigna Group
5.600%, 2/15/54 1,667,000 1,561

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (22.6%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
The Coca-Cola Co.
4.650%, 8/14/34 1,599,000 1,555
5.200%, 1/14/55 2,065,000 1,961
CommonSpirit Health
3.347%, 10/1/29 924,000 861
CVS Health Corp.
4.780%, 3/25/38 995,000 860
5.050%, 3/25/48 889,000 733
5.550%, 6/1/31 1,976,000 1,962
Elevance Health, Inc.
4.750%, 2/15/30 2,455,000 2,426
4.950%, 11/1/31 1,964,000 1,931
5.150%, 6/15/29 2,173,000 2,185
5.375%, 6/15/34 2,941,000 2,915
5.700%, 2/15/55 982,000 947
5.850%, 11/1/64 491,000 474
Eli Lilly & Co.
4.200%, 8/14/29 3,132,000 3,066
4.600%, 8/14/34 3,081,000 2,958
4.700%, 2/9/34 1,980,000 1,919
5.050%, 8/14/54 741,000 686
5.100%, 2/9/64 994,000 908
Gilead Sciences, Inc.
4.000%, 9/1/36 1,007,000 888
Haleon US Capital LLC
3.625%, 3/24/32 1,394,000 1,262
HCA, Inc.
3.625%, 3/15/32 1,590,000 1,401
4.125%, 6/15/29 5,279,000 5,035
5.250%, 6/15/49 666,000 576
5.900%, 6/1/53 2,747,000 2,592
Imperial Brands Finance PLC  144A  144A
5.875%, 7/1/34 144A 786,000 783
JBS USA Holding LUX SARL / JBS USA Food
Co. / JBS LUX Co. SARL
3.000%, 5/15/32 2,806,000 2,336
3.625%, 1/15/32 2,619,000 2,311
3.750%, 12/1/31 704,000 625
6.500%, 12/1/52 1,032,000 1,050
7.250%, 11/15/53 2,443,000 2,692
The Kroger Co.
5.500%, 9/15/54 988,000 931
Merck & Co., Inc.
2.350%, 6/24/40 2,082,000 1,409
Pfizer Investment Enterprises Pte., Ltd.
4.750%, 5/19/33 2,401,000 2,333
5.300%, 5/19/53 3,111,000 2,913
5.340%, 5/19/63 1,968,000 1,807
Philip Morris International, Inc.
4.875%, 2/15/28 2,837,000 2,844
5.000%, 11/17/25 2,087,000 2,095
5.250%, 9/7/28 1,182,000 1,199
5.500%, 9/7/30 1,383,000 1,416
5.750%, 11/17/32 1,210,000 1,244
Tyson Foods, Inc.
5.150%, 8/15/44 551,000 503
5.700%, 3/15/34 1,471,000 1,491
UnitedHealth Group, Inc.
3.050%, 5/15/41 462,000 333
4.600%, 4/15/27 2,058,000 2,061
Corporate Bonds (22.6%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
5.500%, 7/15/44 523,000 507
5.750%, 7/15/64 1,064,000 1,034
5.875%, 2/15/53 930,000 932
Total 124,235
Energy (1.3%)
Devon Energy Corp.
5.200%, 9/15/34 2,581,000 2,450
5.750%, 9/15/54 1,291,000 1,171
Diamondback Energy, Inc.
5.150%, 1/30/30 1,860,000 1,864
5.200%, 4/18/27 996,000 1,006
5.400%, 4/18/34 1,371,000 1,348
5.750%, 4/18/54 999,000 938
5.900%, 4/18/64 501,000 470
Enbridge, Inc.
5.625%, 4/5/34 1,490,000 1,499
5.950%, 4/5/54 496,000 490
6.000%, 11/15/28 1,477,000 1,529
6.200%, 11/15/30 1,477,000 1,555
Energy Transfer LP
5.250%, 7/1/29 2,513,000 2,525
5.300%, 4/15/47 1,006,000 890
5.600%, 9/1/34 2,512,000 2,510
5.950%, 5/15/54 2,290,000 2,214
6.050%, 9/1/54 1,774,000 1,736
Enterprise Products Operating LLC
4.950%, 2/15/35 2,048,000 1,982
5.550%, 2/16/55 1,229,000 1,182
Galaxy Pipeline Assets Bidco, Ltd.  144A  144A
2.160%, 3/31/34 144A 1,705,761 1,462
2.625%, 3/31/36 144A 1,280,000 1,042
ONEOK, Inc.
5.050%, 11/1/34 518,000 495
5.700%, 11/1/54 2,899,000 2,726
5.850%, 11/1/64 401,000 375
Petroleos Mexicanos
2.460%, 12/15/25 641,900 617
TotalEnergies Capital SA
5.275%, 9/10/54 1,033,000 955
5.425%, 9/10/64 517,000 480
5.488%, 4/5/54 995,000 954
5.638%, 4/5/64 496,000 474
Total 36,939
Financial (8.6%)
Agree LP
2.000%, 6/15/28 1,536,000 1,391
2.600%, 6/15/33 419,000 337
4.800%, 10/1/32 924,000 885
American Homes 4 Rent LP
3.625%, 4/15/32 1,696,000 1,516
4.300%, 4/15/52 760,000 592
5.500%, 7/15/34 989,000 980
Antares Holdings LP  144A  144A
6.350%, 10/23/29 144A 1,674,000 1,661
Apollo Global Management, Inc.
5.800%, 5/21/54 1,513,000 1,519
Ares Management Corp.
5.600%, 10/11/54 1,500,000 1,427

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (22.6%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Banco Bilbao Vizcaya Argentaria SA  α
6.033%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.950%), 3/13/35 α 2,000,000 1,999
Banco Santander SA  144A  144A
5.621%, 12/10/29 144A 1,589,000 1,581
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α 6,749,000 6,434
3.419%, (US SOFR 3 Month plus
1.302%), 12/20/28 α 6,895,000 6,611
5.518%, (US SOFR plus
1.738%), 10/25/35 α 3,433,000 3,357
BBVA Bancomer SA  144A  144A
5.250%, 9/10/29 144A 1,524,000 1,494
Blackstone Private Credit Fund  144A  144A
6.000%, 11/22/34 144A 1,224,000 1,194
Brixmor Operating Partnership LP
2.500%, 8/16/31 1,622,000 1,361
Canadian Imperial Bank of Commerce  α
4.631%, (US SOFR plus 1.335%), 9/11/30 α 3,102,000 3,039
Capital One Financial Corp.
5.463%, (US SOFR plus 1.560%), 7/26/30 α 3,065,000 3,074
5.884%, (US SOFR plus 1.990%), 7/26/35 α 2,043,000 2,055
Citibank NA
4.838%, 8/6/29 5,851,000 5,826
Citigroup, Inc.
4.542%, (US SOFR plus 1.338%), 9/19/30 α 4,154,000 4,036
5.827%, (US SOFR plus 2.056%), 2/13/35 α 1,094,000 1,089
6.174%, (US SOFR plus 2.661%), 5/25/34 α 981,000 999
Citizens Financial Group, Inc.  α
5.718%, (US SOFR plus 1.910%), 7/23/32 α 3,083,000 3,094
Crown Castle, Inc.
2.100%, 4/1/31 1,667,000 1,380
2.900%, 4/1/41 898,000 625
5.200%, 9/1/34 2,048,000 1,995
5.800%, 3/1/34 3,046,000 3,103
Deutsche Bank AG
3.742%, (US SOFR plus 2.257%), 1/7/33 α 2,635,000 2,232
5.403%, (US SOFR plus 2.050%), 9/11/35 α 2,097,000 1,987
5.414%, 5/10/29 3,597,000 3,650
DNB Bank ASA  144A ,α  144A
4.853%, (US SOFR plus 1.050%), 11/5/30
144A α 3,919,000 3,874
ERP Operating LP
4.650%, 9/15/34 1,347,000 1,277
Essex Portfolio LP
2.550%, 6/15/31 875,000 743
5.500%, 4/1/34 1,032,000 1,032
FS KKR Capital Corp.
6.125%, 1/15/30 2,833,000 2,831
Goldman Sachs Bank USA
5.283%, (US SOFR plus 0.777%), 3/18/27 α 3,079,000 3,097
5.414%, (US SOFR plus 0.750%), 5/21/27 α 5,048,000 5,087
The Goldman Sachs Group, Inc.
4.692%, (US SOFR plus
1.135%), 10/23/30 α 2,999,000 2,936
5.016%, (US SOFR plus
1.420%), 10/23/35 α 4,429,000 4,239
5.049%, (US SOFR plus 1.210%), 7/23/30 α 4,105,000 4,081
5.330%, (US SOFR plus 1.550%), 7/23/35 α 3,079,000 3,022
Corporate Bonds (22.6%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Golub Capital Private Credit Fund  144A  144A
5.800%, 9/12/29 144A 1,573,000 1,540
HSBC Holdings PLC
5.286%, (US SOFR plus
1.290%), 11/19/30 α 990,000 983
5.874%, (US SOFR plus
1.900%), 11/18/35 α 2,935,000 2,865
Huntington Bancshares, Inc.  α
5.272%, (US SOFR plus 1.276%), 1/15/31 α 2,451,000 2,453
Invitation Homes Operating Partnership LP
2.000%, 8/15/31 292,000 237
4.150%, 4/15/32 1,688,000 1,557
4.875%, 2/1/35 1,501,000 1,420
JPMorgan Chase & Co.
4.505%, (US SOFR plus
0.860%), 10/22/28 α 2,999,000 2,972
4.603%, (US SOFR plus
1.040%), 10/22/30 α 3,998,000 3,922
4.946%, (US SOFR plus
1.340%), 10/22/35 α 1,999,000 1,926
4.979%, (US SOFR plus 0.930%), 7/22/28 α 1,300,000 1,304
5.294%, (US SOFR plus 1.460%), 7/22/35 α 1,539,000 1,523
5.571%, (US SOFR plus 0.930%), 4/22/28 α 3,001,000 3,052
Kimco Realty Corp.
4.850%, 3/1/35 1,353,000 1,289
Lloyds Banking Group PLC
5.087%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.850%), 11/26/28 α 4,898,000 4,903
5.590%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.200%), 11/26/35 α 2,582,000 2,559
Mastercard, Inc.
4.350%, 1/15/32 3,618,000 3,497
4.550%, 1/15/35 3,100,000 2,971
Morgan Stanley
4.654%, (US SOFR plus
1.100%), 10/18/30 α 4,419,000 4,324
5.042%, (US SOFR plus 1.215%), 7/19/30 α 4,616,000 4,600
5.164%, (US SOFR plus 1.590%), 4/20/29 α 2,655,000 2,662
5.320%, (US SOFR plus 1.555%), 7/19/35 α 2,004,000 1,971
5.449%, (US SOFR plus 1.630%), 7/20/29 α 1,950,000 1,972
5.466%, (US SOFR plus 1.730%), 1/18/35 α 1,786,000 1,776
5.831%, (US SOFR plus 1.580%), 4/19/35 α 7,031,000 7,165
Morgan Stanley Bank NA
4.952%, (US SOFR plus 1.080%), 1/14/28 α 5,138,000 5,145
4.968%, (US SOFR plus 0.930%), 7/14/28 α 3,692,000 3,704
Nordea Bank Abp  144A  144A
4.375%, 9/10/29 144A 4,667,000 4,566
The PNC Financial Services Group, Inc.  α
4.812%, (US SOFR plus
1.259%), 10/21/32 α 2,299,000 2,238
Realty Income Corp.
2.100%, 3/15/28 951,000 874
2.850%, 12/15/32 1,228,000 1,037
3.400%, 1/15/30 1,016,000 945
4.900%, 7/15/33 1,461,000 1,415
5.125%, 2/15/34 976,000 956
Regency Centers LP
2.950%, 9/15/29 2,323,000 2,129
5.250%, 1/15/34 1,991,000 1,962

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (22.6%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Santander Holdings USA, Inc.  α
6.342%, (US SOFR plus 2.138%), 5/31/35 α 4,111,000 4,165
Store Capital LLC
2.700%, 12/1/31 590,000 485
2.750%, 11/18/30 1,500,000 1,295
Sumitomo Mitsui Trust Bank, Ltd.  144A  144A
4.500%, 9/10/29 144A 2,119,000 2,074
4.850%, 9/10/34 144A 1,620,000 1,561
Sun Communities Operating LP
4.200%, 4/15/32 2,205,000 2,013
Swedbank AB  144A  144A
4.998%, 11/20/29 144A 2,936,000 2,930
Truist Financial Corp.  α
5.711%, (US SOFR plus 1.922%), 1/24/35 α 1,032,000 1,040
UBS Group AG  144A  144A
3.091%, (US SOFR plus 1.730%), 5/14/32
144A α 1,650,000 1,435
4.194%, (US SOFR plus 3.730%), 4/1/31
144A α 1,682,000 1,589
4.282%, 1/9/28 144A 2,436,000 2,382
5.379%, (US SOFR ICE Swap Rate 1 Year
plus 1.860%), 9/6/45 144A α 2,423,000 2,308
Wells Fargo & Co.
4.897%, (US SOFR plus 2.100%), 7/25/33 α 5,511,000 5,322
5.198%, (US SOFR plus 1.500%), 1/23/30 α 7,526,000 7,547
5.574%, (US SOFR plus 1.740%), 7/25/29 α 981,000 996
5.707%, (US SOFR plus 1.070%), 4/22/28 α 6,000,000 6,099
6.303%, (US SOFR plus
1.790%), 10/23/29 α 999,000 1,040
Total 239,437
Industrial (1.5%)
The Boeing Co.
5.805%, 5/1/50 1,740,000 1,618
6.528%, 5/1/34 1,039,000 1,088
Burlington Northern Santa Fe LLC
4.450%, 1/15/53 393,000 329
5.200%, 4/15/54 1,045,000 983
Caterpillar Financial Services Corp.
4.375%, 8/16/29 2,054,000 2,023
4.450%, 10/16/26 2,054,000 2,055
4.500%, 1/8/27 1,077,000 1,079
4.850%, 2/27/29 1,976,000 1,987
5.000%, 5/14/27 2,997,000 3,028
Crowley Conro LLC
4.181%, 8/15/43 1,159,502 1,006
Howmet Aerospace, Inc.
4.850%, 10/15/31 1,334,000 1,307
John Deere Capital Corp.
4.150%, 9/15/27 1,965,000 1,946
4.850%, 6/11/29 326,000 327
5.050%, 6/12/34 3,157,000 3,143
5.100%, 4/11/34 2,491,000 2,487
5.150%, 9/8/26 1,834,000 1,855
Lockheed Martin Corp.
4.800%, 8/15/34 2,054,000 1,993
5.200%, 2/15/55 1,479,000 1,393
5.200%, 2/15/64 1,435,000 1,331
Republic Services, Inc.
5.000%, 11/15/29 2,011,000 2,022
Corporate Bonds (22.6%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
RTX Corp.
6.400%, 3/15/54 2,031,000 2,209
Union Pacific Corp.
2.375%, 5/20/31 937,000 809
2.800%, 2/14/32 1,270,000 1,102
Waste Management, Inc.
4.950%, 3/15/35 3,433,000 3,347
Total 40,467
Technology (2.3%)
Accenture Capital, Inc.
3.900%, 10/4/27 2,997,000 2,953
4.050%, 10/4/29 2,498,000 2,425
4.250%, 10/4/31 3,997,000 3,841
4.500%, 10/4/34 2,198,000 2,089
Analog Devices, Inc.
5.300%, 4/1/54 1,800,000 1,715
Apple, Inc.
2.375%, 2/8/41 717,000 493
2.650%, 5/11/50 780,000 485
2.650%, 2/8/51 603,000 372
3.950%, 8/8/52 1,885,000 1,500
Broadcom, Inc.  144A  144A
2.450%, 2/15/31 144A 1,540,000 1,328
3.150%, 11/15/25 1,155,000 1,140
4.150%, 2/15/28 2,453,000 2,412
4.550%, 2/15/32 2,499,000 2,417
4.800%, 10/15/34 3,499,000 3,376
4.926%, 5/15/37 144A 1,408,000 1,339
5.050%, 7/12/29 3,593,000 3,607
5.150%, 11/15/31 3,080,000 3,100
Cadence Design Systems, Inc.
4.200%, 9/10/27 1,862,000 1,841
4.300%, 9/10/29 5,170,000 5,068
4.700%, 9/10/34 3,619,000 3,470
Intel Corp.
2.800%, 8/12/41 846,000 540
5.600%, 2/21/54 993,000 871
5.625%, 2/10/43 565,000 518
5.700%, 2/10/53 1,964,000 1,737
5.900%, 2/10/63 1,372,000 1,238
Intuit, Inc.
5.500%, 9/15/53 1,956,000 1,915
KLA Corp.
3.300%, 3/1/50 807,000 557
4.700%, 2/1/34 1,989,000 1,930
Micron Technology, Inc.
5.375%, 4/15/28 4,932,000 4,984
Oracle Corp.
4.000%, 7/15/46 1,709,000 1,315
5.375%, 9/27/54 1,028,000 947
5.500%, 9/27/64 1,028,000 940
Texas Instruments, Inc.
5.000%, 3/14/53 2,167,000 1,985
5.150%, 2/8/54 994,000 930
Total 65,378

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (22.6%) Shares/ Par
+
Value
$ (000’s)
Utilities (1.9%)
American Transmission Systems, Inc.  144A  144A
2.650%, 1/15/32 144A 612,000 519
Baltimore Gas & Electric Co.
2.250%, 6/15/31 1,314,000 1,112
CenterPoint Energy Houston Electric LLC
3.600%, 3/1/52 971,000 694
Chile Electricity Lux MPC SARL  144A  144A
5.580%, 10/20/35 144A 1,230,000 1,195
Consolidated Edison Co. of New York, Inc.
3.200%, 12/1/51 294,000 192
5.375%, 5/15/34 1,513,000 1,530
5.500%, 3/15/34 2,509,000 2,553
5.500%, 3/15/55 1,765,000 1,696
5.700%, 5/15/54 1,007,000 1,002
Consumers Energy Co.
4.700%, 1/15/30 1,118,000 1,110
DTE Electric Co.
2.950%, 3/1/50 1,534,000 996
3.650%, 3/1/52 703,000 514
DTE Energy Co.
5.850%, 6/1/34 1,411,000 1,449
Duke Energy Carolinas LLC
2.550%, 4/15/31 600,000 520
2.850%, 3/15/32 1,632,000 1,411
3.550%, 3/15/52 1,189,000 837
5.350%, 1/15/53 1,151,000 1,095
Duke Energy Corp.
3.500%, 6/15/51 814,000 549
Duke Energy Florida LLC
2.400%, 12/15/31 1,310,000 1,105
Duke Energy Progress LLC
2.500%, 8/15/50 1,326,000 767
3.700%, 10/15/46 299,000 222
Entergy Arkansas LLC
2.650%, 6/15/51 1,183,000 698
5.150%, 1/15/33 1,971,000 1,962
FirstEnergy Pennsylvania Electric Co.  144A  144A
3.250%, 3/15/28 144A 1,280,000 1,215
4.300%, 1/15/29 144A 1,545,000 1,505
5.150%, 3/30/26 144A 986,000 989
5.200%, 4/1/28 144A 1,011,000 1,016
Jersey Central Power & Light Co.  144A  144A
2.750%, 3/1/32 144A 1,444,000 1,226
5.100%, 1/15/35 144A 1,170,000 1,141
MidAmerican Energy Co.
2.700%, 8/1/52 1,139,000 689
Mississippi Power Co.
3.100%, 7/30/51 1,576,000 1,025
4.250%, 3/15/42 669,000 557
Northern States Power Co.
5.400%, 3/15/54 795,000 766
NSTAR Electric Co.
5.400%, 6/1/34 1,517,000 1,525
Oncor Electric Delivery Co. LLC  144A  144A
5.550%, 6/15/54 144A 719,000 700
Pacific Gas & Electric Co.
3.500%, 8/1/50 499,000 342
3.950%, 12/1/47 3,014,000 2,250
4.200%, 6/1/41 763,000 622
4.750%, 2/15/44 442,000 377
Corporate Bonds (22.6%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
4.950%, 7/1/50 3,655,000 3,172
PECO Energy Co.
2.850%, 9/15/51 1,585,000 982
PPL Capital Funding, Inc.
5.250%, 9/1/34 1,987,000 1,956
Public Service Company of Oklahoma
3.150%, 8/15/51 889,000 563
Public Service Electric & Gas Co.
1.900%, 8/15/31 2,258,000 1,859
2.050%, 8/1/50 365,000 192
2.700%, 5/1/50 614,000 374
Public Service Enterprise Group, Inc.
5.450%, 4/1/34 1,691,000 1,687
Sempra  α
6.550%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
2.138%), 4/1/55 α 486,000 482
Southern California Edison Co.
4.125%, 3/1/48 990,000 770
Virginia Electric & Power Co.
2.950%, 11/15/51 1,314,000 818
Total 52,528
Total Corporate Bonds (Cost: $653,984) 633,683
Governments ( 25.1% )
Governments (25.1%)
Bank Gospodarstwa Krajowego 144A 144A
6.250%, 7/9/54 144A 2,703,000 2,650
Export Finance & Insurance Corp. 144A 144A
4.625%, 10/26/27 144A 3,490,000 3,508
Federal National Mortgage Association
0.000%, 11/15/30 PO  11,778,000 8,992
Republic of Paraguay 144A 144A
5.400%, 3/30/50 144A 4,112,000 3,481
Republic of Uruguay
5.250%, 9/10/60 1,550,000 1,410
State of Israel
3.875%, 7/3/50 775,000 547
4.500%, 1/17/33 3,414,000 3,133
5.500%, 3/12/34 1,776,000 1,733
5.750%, 3/12/54 1,403,000 1,283
United Mexican States
2.659%, 5/24/31 3,562,000 2,890
3.500%, 2/12/34 5,122,000 4,075
4.280%, 8/14/41 582,000 427
4.600%, 1/23/46 1,998,000 1,444
4.600%, 2/10/48 1,942,000 1,391
4.750%, 3/8/44 662,000 502
US Treasury
0.375%, 1/31/26 2,372,000 2,276
0.750%, 1/31/28 7,477,000 6,718
1.125%, 5/15/40 3,189,000 1,918
1.125%, 8/31/28 5,943,000 5,301
1.250%, 4/30/28 59,305,000 53,727
1.250%, 5/31/28 18,109,000 16,355
1.250%, 6/30/28 4,875,000 4,392
1.375%, 11/15/31 1,696,000 1,386
1.375%, 11/15/40 12,756,000 7,895
1.375%, 10/31/28 1,127,000 1,009
1.750%, 8/15/41 72,876,000 47,190

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (25.1%) Shares/ Par
+
Value
$ (000’s)
Governments continued
1.875%, 2/15/41 90,607,000 60,699
1.875%, 2/28/27 4,257,000 4,050
2.000%, 11/15/41 80,095,000 53,777
2.250%, 8/15/49 9,965,000 6,170
2.375%, 2/15/42 14,005,000 9,970
2.625%, 5/31/27 793,000 763
2.875%, 5/15/28 40,752,000 38,926
2.875%, 4/30/29 38,957,000 36,669
3.000%, 2/15/48 11,409,000 8,369
3.000%, 8/15/48 13,409,000 9,793
3.000%, 2/15/49 38,114,000 27,730
3.125%, 5/15/48 7,278,000 5,452
3.375%, 11/15/48 29,989,000 23,422
3.500%, 9/30/26 315,000 311
3.500%, 9/30/29 787,000 757
3.625%, 3/31/30 5,850,000 5,638
3.750%, 8/31/31 277,000 265
4.000%, 12/15/27 30,351,000 30,118
4.125%, 11/30/31 11,493,000 11,248
4.125%, 8/15/44 2,439,000 2,207
4.125%, 1/31/25 1,831,000 1,831
4.125%, 10/31/26 20,000 20
4.125%, 11/15/27 155,000 154
4.125%, 10/31/29 30,459,000 30,108
4.125%, 11/30/29 9,214,000 9,109
4.250%, 11/15/34 446,000 434
4.250%, 8/15/54 56,180,000 51,304
4.250%, 11/30/26 11,840,000 11,838
4.375%, 12/31/29 55,426,000 55,398
4.625%, 11/15/44 2,356,000 2,284
4.625%, 5/15/54 5,091,000 4,946
4.875%, 10/31/28 15,789,000 16,073
Total 705,466
Total Governments (Cost: $733,248) 705,466
144A 144A 144A
Municipal Bonds ( 0.3% )
Municipal Bonds (0.3%)
County of Clark Department of Aviation
6.820%, 7/1/45 RB   1,780,000 1,983
North Texas Tollway Authority, Series 2009-B
6.718%, 1/1/49 RB   1,950,000 2,167
The Ohio State University
4.800%, 6/1/11 RB   1,070,000 910
Port Authority of New York & New Jersey
4.458%, 10/1/62 RB   3,110,000 2,612
The University of Texas System
2.439%, 8/15/49 RB   925,000 552
Total Municipal Bonds (Cost: $10,418) 8,224
Structured Products ( 54.0% )
Asset Backed Securities (7.8%)
Ally Auto Receivables Trust, Series 2022-3,
Class A3
5.070%, 6/15/31  1,172,000 1,179
Ally Auto Receivables Trust, Series 2024-2,
Class A3
4.140%, 7/16/29  3,707,000 3,681
Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Ally Auto Receivables Trust, Series 2024-2,
Class A4
4.140%, 10/15/30  1,442,000 1,419
American Express Credit Account Master
Trust, Series 2023-4, Class A
5.150%, 9/15/30  1,289,000 1,312
AmeriCredit Automobile Receivables Trust,
Series 2022-2, Class A3
4.380%, 4/18/28  1,094,912 1,094
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class A3
5.620%, 11/18/27  1,070,000 1,078
AmeriCredit Automobile Receivables Trust,
Series 2023-2, Class A3
5.810%, 5/18/28  2,140,000 2,172
BA Credit Card Trust, Series 2024-A1, Class A
4.930%, 5/15/29  6,087,000 6,146
Chase Auto Owner Trust, Series 2022-AA,
Class A4 144A 144A
3.990%, 3/27/28 144A  1,504,000 1,492
College Avenue Student Loans LLC, Series
2017-A, Class A1 144A 144A
6.103%, (US SOFR 1 Month plus 1.765%),
11/26/46 144A  491,502 496
College Avenue Student Loans LLC, Series
2018-A, Class A2 144A 144A
4.130%, 12/26/47 144A  462,739 445
College Avenue Student Loans LLC, Series
2019-A, Class A2 144A 144A
3.280%, 12/28/48 144A  934,676 878
Discover Card Execution Note Trust, Series
2023-A2, Class A
4.930%, 6/15/28  7,803,000 7,854
Ford Credit Auto Lease Trust, Series 2024-A,
Class A4
5.050%, 6/15/27  1,103,000 1,110
Ford Credit Auto Owner Trust, Series 2022-D,
Class A4
5.300%, 3/15/28  1,060,000 1,071
Ford Credit Auto Owner Trust, Series 2023-A,
Class A3
4.650%, 2/15/28  4,627,000 4,633
Ford Credit Auto Owner Trust, Series 2024-D,
Class A3
4.610%, 8/15/29  2,322,000 2,324
Ford Credit Auto Owner Trust, Series 2024-D,
Class A4
4.660%, 9/15/30  1,565,000 1,566
Ford Credit Floorplan Master Owner Trust,
Series 2024-3, Class A1 144A 144A
4.300%, 9/15/29 144A  6,050,000 5,987
Ford Credit Floorplan Master Owner Trust,
Series 2024-4, Class A 144A 144A
4.400%, 9/15/31 144A  3,766,000 3,699
GM Financial Automobile Leasing Trust, Series
2023-2, Class A4
5.090%, 5/20/27  1,491,000 1,496
GM Financial Automobile Leasing Trust, Series
2023-3, Class A4
5.440%, 8/20/27  955,000 963

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
GM Financial Consumer Automobile
Receivables Trust, Series 2022-4, Class A3
4.820%, 8/16/27  1,379,223 1,381
GM Financial Revolving Receivables Trust,
Series 2024-1, Class A 144A 144A
4.980%, 12/11/36 144A  1,576,000 1,589
GM Financial Revolving Receivables Trust,
Series 2024-2, Class A 144A 144A
4.520%, 3/11/37 144A  2,599,000 2,568
GMF Floorplan Owner Revolving Trust, Series
2024-4A, Class A1 144A 144A
4.730%, 11/15/29 144A  3,613,000 3,615
Honda Auto Receivables Owner Trust, Series
2024-2, Class A3
5.270%, 11/20/28  4,641,000 4,697
Hyundai Auto Lease Securitization Trust,
Series 2023-C, Class A4 144A 144A
5.840%, 9/15/27 144A  1,597,000 1,619
Hyundai Auto Lease Securitization Trust,
Series 2024-C, Class A3 144A 144A
4.620%, 4/17/28 144A  4,882,000 4,885
Hyundai Auto Receivables Trust, Series 2021-
C, Class A4
1.030%, 12/15/27  1,869,000 1,833
Hyundai Auto Receivables Trust, Series 2022-
A, Class A3
2.220%, 10/15/26  1,146,969 1,138
Hyundai Auto Receivables Trust, Series 2022-
A, Class A4
2.350%, 4/17/28  1,194,000 1,171
Hyundai Auto Receivables Trust, Series 2023-
A, Class A4
4.480%, 7/17/28  2,148,000 2,144
Hyundai Auto Receivables Trust, Series 2023-
B, Class A3
5.480%, 4/17/28  1,222,000 1,235
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A4
5.250%, 2/15/29  2,454,000 2,480
Navient Private Education Loan Trust, Series
2014-AA, Class A3 144A 144A
6.112%, (US SOFR 1 Month plus 1.715%),
10/15/31 144A  268,890 269
Navient Private Education Loan Trust, Series
2016-AA, Class A2B 144A 144A
6.662%, (US SOFR 1 Month plus 2.265%),
12/15/45 144A  195,978 197
Navient Private Education Refi Loan Trust,
Series 2018-DA, Class A2A 144A 144A
4.000%, 12/15/59 144A  1,075,521 1,056
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A2A 144A 144A
3.420%, 1/15/43 144A  696,353 687
Navient Private Education Refi Loan Trust,
Series 2019-C, Class A2 144A 144A
3.130%, 2/15/68 144A  682,974 666
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2A 144A 144A
3.010%, 12/15/59 144A  2,231,969 2,146
Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust,
Series 2019-FA, Class A2 144A 144A
2.600%, 8/15/68 144A  1,273,664 1,210
Navient Private Education Refi Loan Trust,
Series 2020-EA, Class A 144A 144A
1.690%, 5/15/69 144A  75,918 70
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A 144A 144A
1.170%, 9/16/69 144A  1,403,728 1,287
Navient Private Education Refi Loan Trust,
Series 2021-BA, Class A 144A 144A
0.940%, 7/15/69 144A  626,758 562
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A 144A 144A
1.060%, 10/15/69 144A  2,489,951 2,220
Navient Private Education Refi Loan Trust,
Series 2021-EA, Class A 144A 144A
0.970%, 12/16/69 144A  3,661,287 3,224
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A 144A 144A
1.110%, 2/18/70 144A  2,300,819 2,009
Navient Private Education Refi Loan Trust,
Series 2021-GA, Class A 144A 144A
1.580%, 4/15/70 144A  588,406 519
Navient Private Education Refi Loan Trust,
Series 2022-A, Class A 144A 144A
2.230%, 7/15/70 144A  5,753,642 5,160
Navient Student Loan Trust, Series 2021-3A,
Class A1A 144A 144A
1.770%, 8/25/70 144A  2,230,376 1,973
Nelnet Student Loan Trust, Series 2004-3,
Class A5
5.625%, (US 90 Day Average SOFR plus
0.442%), 10/27/36  182,167 181
Nelnet Student Loan Trust, Series 2004-4,
Class A5
5.605%, (US 90 Day Average SOFR plus
0.422%), 1/25/37  993,055 989
Nelnet Student Loan Trust, Series 2005-1,
Class A5
5.555%, (US 90 Day Average SOFR plus
0.372%), 10/25/33  2,954,106 2,926
Nelnet Student Loan Trust, Series 2005-2,
Class A5
5.118%, (US 90 Day Average SOFR plus
0.362%), 3/23/37  2,760,909 2,737
Nelnet Student Loan Trust, Series 2005-3,
Class A5
5.138%, (US 90 Day Average SOFR plus
0.382%), 12/24/35  2,038,561 2,022
Nelnet Student Loan Trust, Series 2005-4,
Class A4
5.198%, (US 90 Day Average SOFR plus
0.442%), 3/22/32  404,780 391
Nissan Auto Lease Trust, Series 2023-B,
Class A4
5.610%, 11/15/27  2,116,000 2,133
Nissan Auto Receivables Owner Trust, Series
2022-B, Class A4
4.450%, 11/15/29  1,459,000 1,456

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Nissan Auto Receivables Owner Trust, Series
2024-A, Class A3
5.280%, 12/15/28  4,972,000 5,040
PenFed Auto Receivables Owner Trust, Series
2022-A, Class A3 144A 144A
3.960%, 4/15/26 144A  237,376 237
PenFed Auto Receivables Owner Trust, Series
2022-A, Class A4 144A 144A
4.180%, 12/15/28 144A  1,093,000 1,090
Santander Drive Auto Receivables Trust,
Series 2022-7, Class A3
5.750%, 4/15/27  284,549 285
Santander Drive Auto Receivables Trust,
Series 2024-3, Class A3
5.630%, 1/16/29  2,440,000 2,470
Santander Drive Auto Receivables Trust,
Series 2024-4, Class A3
4.850%, 1/16/29  2,292,000 2,298
SBNA Auto Lease Trust, Series 2024-C, Class
A3 144A 144A
4.560%, 2/22/28 144A  2,061,000 2,060
SBNA Auto Lease Trust, Series 2024-C, Class
A4 144A 144A
4.420%, 3/20/29 144A  1,391,000 1,383
SBNA Auto Receivables Trust, Series 2024-A,
Class A3 144A 144A
5.320%, 12/15/28 144A  1,483,000 1,490
SBNA Auto Receivables Trust, Series 2024-A,
Class A4 144A 144A
5.210%, 4/16/29 144A  636,000 640
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A3 144A 144A
4.950%, 5/21/29 144A  3,282,000 3,295
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A4 144A 144A
4.940%, 1/21/31 144A  557,000 559
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A3 144A 144A
5.330%, 11/20/29 144A  2,099,000 2,120
SMB Private Education Loan Trust, Series
2016-B, Class A2A 144A 144A
2.430%, 2/17/32 144A  46,450 46
SMB Private Education Loan Trust, Series
2016-C, Class A2B 144A 144A
5.824%, (US SOFR 1 Month plus 1.215%),
9/15/34 144A  37,692 38
SMB Private Education Loan Trust, Series
2021-A, Class APT1 144A 144A
1.070%, 1/15/53 144A  3,270,816 2,902
SoFi Professional Loan Program LLC, Series
2017-D, Class A2FX 144A 144A
2.650%, 9/25/40 144A  24,874 24
SoFi Professional Loan Program LLC, Series
2020-C, Class AFX 144A 144A
1.950%, 2/15/46 144A  201,543 186
SoFi Professional Loan Program LLC, Series
2021-B, Class AFX 144A 144A
1.140%, 2/15/47 144A  1,768,119 1,522
Synchrony Card Funding LLC, Series 2023-
A1, Class A
5.540%, 7/15/29  5,150,000 5,221
Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
T-Mobile US Trust, Series 2022-1A, Class A 144A 144A
4.910%, 5/22/28 144A  1,733,041 1,735
T-Mobile US Trust, Series 2024-1A, Class A 144A 144A
5.050%, 9/20/29 144A  3,303,000 3,326
T-Mobile US Trust, Series 2024-2A, Class A 144A 144A
4.250%, 5/21/29 144A  2,560,000 2,541
Toyota Auto Loan Extended Note Trust, Series
2024-1A, Class A 144A 144A
5.160%, 11/25/36 144A  2,584,000 2,624
Toyota Auto Receivables Owner Trust, Series
2022-D, Class A4
5.430%, 4/17/28  1,337,000 1,355
Toyota Auto Receivables Owner Trust, Series
2023-B, Class A3
4.710%, 2/15/28  2,775,000 2,784
Toyota Auto Receivables Owner Trust, Series
2023-C, Class A3
5.160%, 4/17/28  3,403,000 3,430
Verizon Master Trust, Series 2022-4, Class A
3.400%, 11/20/28  3,069,000 3,056
Verizon Master Trust, Series 2022-6, Class A
3.670%, 1/22/29  1,480,000 1,473
Verizon Master Trust, Series 2023-1, Class A
4.490%, 1/22/29  4,180,000 4,181
Verizon Master Trust, Series 2023-2, Class A
4.890%, 4/20/28  1,546,000 1,547
Verizon Master Trust, Series 2023-4,
Class A1A
5.160%, 6/20/29  7,176,000 7,244
Verizon Master Trust, Series 2024-1,
Class A1A
5.000%, 12/20/28  4,995,000 5,020
Verizon Master Trust, Series 2024-7, Class A 144A 144A
4.350%, 8/20/32 144A  4,438,000 4,348
Volkswagen Auto Loan Enhanced Trust, Series
2023-1, Class A3
5.020%, 6/20/28  3,085,000 3,103
Volkswagen Auto Loan Enhanced Trust, Series
2024-1, Class A3
4.630%, 7/20/29  3,433,000 3,440
Volkswagen Auto Loan Enhanced Trust, Series
2024-1, Class A4
4.670%, 6/20/31  1,312,000 1,312
Wells Fargo Card Issuance Trust, Series 2024-
A2, Class A
4.290%, 10/15/29  3,908,000 3,882
Wells Fargo Card Issuance Trust, Series 2024-
AI, Class A
4.940%, 2/15/29  6,308,000 6,368
World Financial Network Credit Card Master
Trust, Series 2024-A, Class A
5.470%, 2/17/31  723,000 735
World Financial Network Credit Card Master
Trust, Series 2024-B, Class A
4.620%, 5/15/31  2,064,000 2,059
World Omni Select Auto Trust, Series 2023-A,
Class A2A
5.920%, 3/15/27  405,189 406
Total 217,415

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities (46.2%)
Angel Oak Mortgage Trust, Series 2020-2,
Class A1A 144A 144A
2.531%, (AFC), 1/26/65 144A  686,028 633
Angel Oak Mortgage Trust, Series 2020-5,
Class A1 144A 144A
1.373%, (AFC), 5/25/65 144A  167,515 158
Angel Oak Mortgage Trust, Series 2021-6,
Class A1 144A 144A
1.458%, (AFC), 9/25/66 144A  1,412,379 1,163
Barclays Commercial Mortgage Securities
LLC, Series 2018-C2, Class ASB
4.236%, 12/15/51  527,366 521
Bunker Hill Loan Depositary Trust, Series
2019-2, Class A1 144A 144A
2.879%, (AFC), 7/25/49 144A ∑ 669,883 648
Bunker Hill Loan Depositary Trust, Series
2019-3, Class A1 144A 144A
2.724%, (AFC), 11/25/59 144A ∑ 247,937 244
BX Commercial Mortgage Trust, Series 2021-
VOLT, Class A 144A 144A
5.212%, (US SOFR 1 Month plus 0.815%),
9/15/36 144A  6,842,000 6,829
CFCRE Commercial Mortgage Trust, Series
2017-C8, Class ASB
3.367%, 6/15/50  432,926 427
Citigroup Mortgage Loan Trust, Series 2005-1,
Class 3A1
6.500%, 4/25/35  50,608 50
COLT Mortgage Loan Trust, Series 2021-2,
Class A1 144A 144A
0.924%, (AFC), 8/25/66 144A  1,832,877 1,499
COLT Mortgage Loan Trust, Series 2021-4,
Class A1 144A 144A
1.397%, (AFC), 10/25/66 144A  1,943,581 1,613
COMM Mortgage Trust, Series 2015-LC23,
Class A3
3.521%, 10/10/48  1,180,282 1,167
Federal Home Loan Mortgage Corp.
2.000%, 6/1/40  5,861,178 4,906
2.000%, 7/1/40  9,862,628 8,255
2.000%, 8/1/40  6,290,774 5,265
2.000%, 10/1/40  6,491,393 5,423
2.000%, 11/1/40  10,544,323 8,822
2.000%, 12/1/40  1,805,775 1,511
2.000%, 1/1/41  1,361,872 1,138
2.000%, 2/1/41  1,476,023 1,233
2.000%, 4/1/41  2,582,323 2,157
2.000%, 11/1/41  2,787,641 2,318
2.000%, 2/1/47  1,065,622 830
2.000%, 12/1/51  809,596 644
2.500%, 10/1/32  37,228,713 35,220
2.500%, 3/1/37  2,261,792 2,072
2.500%, 4/1/42  981,864 834
2.500%, 5/1/42  3,581,910 3,044
2.500%, 6/1/42  1,261,613 1,072
2.500%, 8/1/43  2,854,797 2,474
2.500%, 6/1/46  3,333,302 2,889
2.500%, 9/1/51  5,943,160 4,922
2.500%, 2/1/52  598,435 494
2.500%, 3/1/52  2,077,106 1,709
3.000%, 9/1/33  921,962 870
Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
3.000%, 4/1/40  1,589,745 1,436
3.000%, 3/1/43  1,129,827 997
3.000%, 4/1/43  4,465,737 3,938
3.000%, 5/1/43  3,979,094 3,509
3.000%, 8/1/43  2,888,761 2,548
3.000%, 2/1/45  3,909,517 3,438
3.000%, 4/1/45  4,253,709 3,752
3.000%, 5/1/45  2,181,929 1,906
3.000%, 1/1/46  1,967,204 1,714
3.000%, 9/1/46  2,945,011 2,558
3.000%, 2/1/47  718,379 634
3.000%, 4/1/47  13,292,514 11,536
3.105%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.621%),
2/1/50  1,725,479 1,697
3.178%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.640%),
11/1/48  1,217,466 1,253
3.952%, (US 30 Day Average SOFR plus
2.140%), 8/1/52  1,703,327 1,618
4.000%, 3/1/50  5,802,863 5,421
4.221%, (US 30 Day Average SOFR plus
2.305%), 5/1/53  4,893,568 4,801
4.500%, 6/1/39  67,995 67
4.500%, 7/1/39  90,870 89
5.500%, 5/1/54  3,429,895 3,386
6.000%, 9/1/54  18,449,010 18,957
6.000%, 10/1/54  3,130,858 3,217
6.000%, 12/1/54  2,164,000 2,229
6.500%, 10/1/54  2,142,729 2,242
Federal Home Loan Mortgage Corp. Stripped,
Series 326, Class F2
5.262%, (US 30 Day Average SOFR plus
0.665%), 3/15/44  1,097,683 1,086
Federal Home Loan Mortgage Corp., Series
1582, Class M
2.500%, 5/25/49  1,472,858 1,291
Federal Home Loan Mortgage Corp., Series
2002-2439, Class LH
6.000%, 4/15/32  101,126 104
Federal Home Loan Mortgage Corp., Series
2012-264, Class 30
3.000%, 7/15/42  2,364,040 2,116
Federal Home Loan Mortgage Corp., Series
2012-271, Class F5
5.212%, (US 30 Day Average SOFR plus
0.615%), 8/15/42  900,901 887
Federal Home Loan Mortgage Corp., Series
2012-272, Class F1
5.212%, (US 30 Day Average SOFR plus
0.615%), 8/15/42  1,429,929 1,409
Federal Home Loan Mortgage Corp., Series
2012-280, Class F1
5.212%, (US 30 Day Average SOFR plus
0.615%), 9/15/42  1,470,571 1,449
Federal Home Loan Mortgage Corp., Series
3693, Class FC
5.212%, (US 30 Day Average SOFR plus
0.615%), 7/15/40  738,390 730

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
3919, Class FA
5.212%, (US 30 Day Average SOFR plus
0.615%), 9/15/41  698,982 691
Federal Home Loan Mortgage Corp., Series
3951, Class FN
5.162%, (US 30 Day Average SOFR plus
0.565%), 11/15/41  533,256 526
Federal Home Loan Mortgage Corp., Series
3958, Class AF
5.162%, (US 30 Day Average SOFR plus
0.565%), 11/15/41  658,460 649
Federal Home Loan Mortgage Corp., Series
3975, Class CF
5.202%, (US 30 Day Average SOFR plus
0.605%), 12/15/41  533,590 527
Federal Home Loan Mortgage Corp., Series
3975, Class FA
5.202%, (US 30 Day Average SOFR plus
0.605%), 12/15/41  631,403 624
Federal Home Loan Mortgage Corp., Series
3990, Class FG
5.162%, (US 30 Day Average SOFR plus
0.565%), 1/15/42  777,671 767
Federal Home Loan Mortgage Corp., Series
4047, Class CX
3.500%, 5/15/42  2,934,000 2,653
Federal Home Loan Mortgage Corp., Series
4059, Class FP
5.162%, (US 30 Day Average SOFR plus
0.565%), 6/15/42  873,312 860
Federal Home Loan Mortgage Corp., Series
4091, Class BX
3.250%, 10/15/41  1,447,382 1,320
Federal Home Loan Mortgage Corp., Series
4091, Class EX
3.375%, 7/15/42  911,198 833
Federal Home Loan Mortgage Corp., Series
4091, Class FN
5.112%, (US 30 Day Average SOFR plus
0.515%), 8/15/42  857,175 842
Federal Home Loan Mortgage Corp., Series
4091, Class MX
3.250%, 2/15/42  1,143,336 1,037
Federal Home Loan Mortgage Corp., Series
4122, Class FP
5.112%, (US 30 Day Average SOFR plus
0.515%), 10/15/42  657,641 646
Federal Home Loan Mortgage Corp., Series
4160, Class HP
2.500%, 1/15/33  1,007,826 952
Federal Home Loan Mortgage Corp., Series
4177, Class HB
2.500%, 10/15/42  1,007,442 870
Federal Home Loan Mortgage Corp., Series
4184, Class FN
5.062%, (US 30 Day Average SOFR plus
0.465%), 3/15/43  502,367 492
Federal Home Loan Mortgage Corp., Series
4205, Class PA
1.750%, 5/15/43  777,090 649
Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
4240, Class FA
5.212%, (US 30 Day Average SOFR plus
0.615%), 8/15/43  2,622,157 2,579
Federal Home Loan Mortgage Corp., Series
4281, Class FA
5.112%, (US 30 Day Average SOFR plus
0.515%), 12/15/43  401,810 398
Federal Home Loan Mortgage Corp., Series
4286, Class VF
5.162%, (US 30 Day Average SOFR plus
0.565%), 12/15/43  1,936,269 1,904
Federal Home Loan Mortgage Corp., Series
4303, Class FA
5.062%, (US 30 Day Average SOFR plus
0.465%), 2/15/44  705,067 692
Federal Home Loan Mortgage Corp., Series
4427, Class CE
3.000%, 2/15/34  290,689 286
Federal Home Loan Mortgage Corp., Series
4446, Class CP
2.250%, 3/15/45  1,185,151 1,022
Federal Home Loan Mortgage Corp., Series
4527, Class GA
3.000%, 2/15/44  1,791,918 1,687
Federal Home Loan Mortgage Corp., Series
4533, Class AB
3.000%, 6/15/44  2,657,001 2,506
Federal Home Loan Mortgage Corp., Series
4544, Class P
2.500%, 1/15/46  5,868,724 4,981
Federal Home Loan Mortgage Corp., Series
4582, Class HA
3.000%, 9/15/45  4,462,207 4,131
Federal Home Loan Mortgage Corp., Series
4587, Class AF
5.062%, (US 30 Day Average SOFR plus
0.465%), 6/15/46  1,328,852 1,313
Federal Home Loan Mortgage Corp., Series
4604, Class FB
5.112%, (US 30 Day Average SOFR plus
0.515%), 8/15/46  2,418,454 2,380
Federal Home Loan Mortgage Corp., Series
4611, Class BF
5.112%, (US 30 Day Average SOFR plus
0.515%), 6/15/41  9,228,241 9,081
Federal Home Loan Mortgage Corp., Series
4620, Class LF
5.112%, (US 30 Day Average SOFR plus
0.515%), 10/15/46  1,330,451 1,312
Federal Home Loan Mortgage Corp., Series
4628, Class KF
5.212%, (US 30 Day Average SOFR plus
0.615%), 1/15/55  1,369,026 1,340
Federal Home Loan Mortgage Corp., Series
4709, Class FA
5.012%, (US 30 Day Average SOFR plus
0.415%), 8/15/47  977,362 958
Federal Home Loan Mortgage Corp., Series
4719, Class LA
3.500%, 9/15/47  1,293,881 1,166

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
4719, Class LM
3.000%, 9/15/47  996,832 866
Federal Home Loan Mortgage Corp., Series
4742, Class PA
3.000%, 10/15/47  1,746,821 1,551
Federal Home Loan Mortgage Corp., Series
4753, Class BD
3.000%, 1/15/48  1,081,000 934
Federal Home Loan Mortgage Corp., Series
4826, Class KF
5.012%, (US 30 Day Average SOFR plus
0.415%), 9/15/48  828,566 807
Federal Home Loan Mortgage Corp., Series
4854, Class FB
5.012%, (US 30 Day Average SOFR plus
0.415%), 1/15/49  2,539,561 2,494
Federal Home Loan Mortgage Corp., Series
4857, Class JA
3.350%, 1/15/49  3,865,244 3,616
Federal Home Loan Mortgage Corp., Series
4880, Class DA
3.000%, 5/15/50  1,649,730 1,475
Federal Home Loan Mortgage Corp., Series
4903, Class NF
5.083%, (US 30 Day Average SOFR plus
0.515%), 8/25/49  794,137 778
Federal Home Loan Mortgage Corp., Series
4927, Class BG
3.000%, 11/25/49  1,760,662 1,580
Federal Home Loan Mortgage Corp., Series
4937, Class MD
2.500%, 10/25/49  1,752,657 1,513
Federal Home Loan Mortgage Corp., Series
4940, Class AG
3.000%, 5/15/40  1,124,609 1,043
Federal Home Loan Mortgage Corp., Series
4941, Class GA
2.000%, 12/15/47  1,009,358 824
Federal Home Loan Mortgage Corp., Series
4954, Class LB
2.500%, 2/25/50  827,548 708
Federal Home Loan Mortgage Corp., Series
4957, Class MY
3.000%, 2/25/50  1,143,000 920
Federal Home Loan Mortgage Corp., Series
4979, Class UC
1.500%, 6/25/50  3,265,553 2,519
Federal Home Loan Mortgage Corp., Series
4988, Class KF
5.033%, (US 30 Day Average SOFR plus
0.465%), 7/25/50  1,420,198 1,405
Federal Home Loan Mortgage Corp., Series
4993, Class KF
5.133%, (US 30 Day Average SOFR plus
0.565%), 7/25/50  7,743,837 7,523
Federal Home Loan Mortgage Corp., Series
5004, Class FM
5.033%, (US 30 Day Average SOFR plus
0.465%), 8/25/50  1,559,552 1,503
Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
5020, Class ET
3.500%, 10/25/50  1,507,927 1,349
Federal Home Loan Mortgage Corp., Series
5058, Class BC
5.000%, 11/25/50  1,110,550 1,070
Federal Home Loan Mortgage Corp., Series
5091, Class AB
1.500%, 3/25/51  2,811,580 2,215
Federal Home Loan Mortgage Corp., Series
5092, Class HE
2.000%, 2/25/51  1,800,296 1,445
Federal Home Loan Mortgage Corp., Series
5116, Class PB
2.250%, 2/25/51  1,853,087 1,585
Federal Home Loan Mortgage Corp., Series
5118, Class CA
1.500%, 10/15/33  1,715,000 1,538
Federal Home Loan Mortgage Corp., Series
5119, Class AB
1.500%, 8/25/49  1,566,798 1,213
Federal Home Loan Mortgage Corp., Series
5119, Class QF
4.769%, (US 30 Day Average SOFR plus
0.200%), 6/25/51  2,271,543 2,143
Federal Home Loan Mortgage Corp., Series
5178, Class TP
2.500%, 4/25/49  2,465,100 2,124
Federal Home Loan Mortgage Corp., Series
5184, Class AB
2.500%, 5/25/48  1,099,291 979
Federal Home Loan Mortgage Corp., Series
5201, Class CA
2.500%, 7/25/48  2,102,756 1,875
Federal Home Loan Mortgage Corp., Series
5202, Class BH
2.000%, 12/25/47  1,138,788 1,027
Federal Home Loan Mortgage Corp., Series
5202, Class KA
2.500%, 6/25/49  1,622,310 1,413
Federal Home Loan Mortgage Corp., Series
5202, Class LA
2.500%, 5/25/49  2,263,488 1,945
Federal Home Loan Mortgage Corp., Series
5202, Class MB
3.000%, 11/25/48  2,893,986 2,583
Federal Home Loan Mortgage Corp., Series
5202, Class TA
2.500%, 12/25/48  3,296,398 2,956
Federal Home Loan Mortgage Corp., Series
5206, Class CA
3.000%, 2/25/47  1,245,620 1,112
Federal Home Loan Mortgage Corp., Series
5206, Class CD
3.500%, 5/25/49  2,180,729 1,977
Federal Home Loan Mortgage Corp., Series
5207, Class PA
3.000%, 6/25/51  2,379,677 2,070
Federal Home Loan Mortgage Corp., Series
5209, Class EA
3.000%, 8/25/50  1,799,270 1,612

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
5209, Class EJ
3.000%, 8/25/50  1,799,270 1,612
Federal Home Loan Mortgage Corp., Series
5210, Class DC
3.000%, 9/25/51  1,703,547 1,555
Federal Home Loan Mortgage Corp., Series
5217, Class CD
2.500%, 7/25/49  1,728,361 1,576
Federal Home Loan Mortgage Corp., Series
5220, Class QK
3.500%, 9/25/50  3,448,762 3,224
Federal Home Loan Mortgage Corp., Series
5228, Class TN
3.500%, 7/25/39  1,396,820 1,311
Federal Home Loan Mortgage Corp., Series
5335, Class FB
5.412%, (US 30 Day Average SOFR plus
0.815%), 10/15/39  3,197,922 3,196
Federal Home Loan Mortgage Corp., Series
5338, Class FH
5.012%, (US 30 Day Average SOFR plus
0.415%), 4/15/45  2,884,419 2,815
Federal Home Loan Mortgage Corp., Series
5386, Class DM
2.000%, 3/25/44  1,988,000 1,378
Federal Home Loan Mortgage Corp., Series
5396, Class HF
5.519%, (US 30 Day Average SOFR plus
0.950%), 4/25/54  4,193,717 4,219
Federal Home Loan Mortgage Corp., Series
5399, Class FB
5.469%, (US 30 Day Average SOFR plus
0.900%), 4/25/54  2,414,393 2,412
Federal Home Loan Mortgage Corp., Series
5410, Class JY
3.000%, 3/15/44  1,782,000 1,481
Federal Home Loan Mortgage Corp., Series
5451, Class FD
5.112%, (US 30 Day Average SOFR plus
0.515%), 1/15/44  1,388,775 1,364
Federal Home Loan Mortgage Corp., Series
5452, Class KY
3.000%, 3/15/44  1,863,000 1,562
Federal National Mortgage Association
2.000%, 6/1/40  1,781,180 1,518
2.000%, 7/1/40  5,964,761 4,993
2.000%, 8/1/40  11,240,235 9,407
2.000%, 9/1/40  6,726,917 5,630
2.000%, 10/1/40  9,557,128 7,997
2.000%, 11/1/40  6,048,886 5,061
2.000%, 12/1/40  31,412,961 26,267
2.000%, 1/1/41  10,962,686 9,158
2.000%, 4/1/41  1,079,300 901
2.000%, 5/1/41  9,410,179 7,872
2.000%, 10/1/41  3,914,164 3,278
2.000%, 11/1/41  1,255,819 1,053
2.000%, 2/1/42  4,523,787 3,778
2.000%, 4/1/42  2,057,489 1,724
2.000%, 11/1/42  1,038,665 868
2.000%, 4/1/46  6,431,807 5,145
Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
2.000%, 1/1/47  1,204,587 961
2.000%, 3/1/47  8,506,363 6,774
2.500%, 2/1/35  2,755,806 2,531
2.500%, 3/1/35  1,106,435 1,016
2.500%, 2/1/36  1,577,693 1,445
2.500%, 12/1/36  2,031,530 1,860
2.500%, 12/1/40  3,663,506 3,194
2.500%, 5/1/41  3,864,592 3,307
2.500%, 8/1/41  1,892,199 1,618
2.500%, 2/1/42  2,149,727 1,852
2.500%, 4/1/42  4,750,095 4,044
2.500%, 5/1/42  2,927,930 2,491
2.500%, 6/1/42  2,597,727 2,212
2.500%, 5/1/46  933,808 772
2.500%, 12/1/47  5,194,325 4,529
2.500%, 10/1/50  3,437,922 2,854
2.500%, 3/1/52  2,440,377 2,013
2.785%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.606%),
6/1/50  1,235,207 1,166
3.000%, 11/1/39  1,187,824 1,109
3.000%, 5/1/40  3,696,488 3,337
3.000%, 8/1/42  1,224,250 1,080
3.000%, 11/1/42  1,882,272 1,661
3.000%, 1/1/43  1,696,552 1,518
3.000%, 2/1/43  10,998,361 9,569
3.000%, 7/1/43  1,517,371 1,339
3.000%, 8/1/43  2,077,439 1,833
3.000%, 9/1/43  1,666,476 1,470
3.000%, 12/1/43  1,984,962 1,752
3.000%, 2/1/44  1,973,560 1,741
3.000%, 2/1/45  3,260,554 2,877
3.000%, 10/1/46  8,062,452 7,049
3.000%, 11/1/46  5,642,162 4,888
3.000%, 12/1/46  8,163,873 7,082
3.000%, 2/1/47  16,674,259 14,713
3.000%, 9/1/47  925,936 803
3.000%, 2/1/48  1,397,338 1,214
3.000%, 4/1/48  8,057,510 7,110
3.000%, 8/1/48  1,674,234 1,477
3.000%, 1/1/49  3,564,746 3,126
3.000%, 10/1/49  24,562,222 21,674
3.000%, 2/1/50  31,926,866 27,779
3.000%, 5/1/50  7,180,412 6,321
3.000%, 7/1/50  13,355,078 11,531
3.000%, 4/1/52  7,407,129 6,381
3.000%, 7/1/52  1,407,679 1,239
3.000%, 10/1/52  9,398,264 8,065
3.000%, 2/1/55  1,048,706 900
3.000%, 7/1/60  13,587,433 11,330
3.500%, 5/1/37  1,025,352 975
3.500%, 10/1/37  979,303 924
3.500%, 6/1/41  1,553,639 1,441
3.500%, 5/1/42  716,163 660
3.500%, 6/1/42  1,287,477 1,186
3.500%, 8/1/43  8,907,984 8,061
3.500%, 1/1/44  745,984 687
3.944%, (US 30 Day Average SOFR plus
2.120%), 8/1/52  719,940 686
4.000%, 9/1/33  495,512 485

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
4.000%, 3/1/35  3,454,817 3,432
4.000%, 10/1/37  1,643,342 1,628
4.000%, 6/1/38  835,988 819
4.000%, 9/1/45  372,407 350
4.000%, 1/1/46  1,966,039 1,848
4.000%, 3/1/47  777,604 727
4.000%, 4/1/47  189,772 178
4.000%, 10/1/47  206,812 194
4.000%, 7/1/48  6,287,547 5,878
4.000%, 12/1/48  994,499 931
4.076%, (US 30 Day Average SOFR plus
2.120%), 7/1/52  2,397,551 2,295
4.111%, (US 30 Day Average SOFR plus
2.120%), 9/1/52  2,496,376 2,454
4.121%, (US 30 Day Average SOFR plus
2.132%), 10/1/52  5,744,128 5,646
4.170%, (US 30 Day Average SOFR plus
2.128%), 11/1/52  1,943,488 1,911
4.357%, (US 30 Day Average SOFR plus
2.125%), 7/1/52  3,072,973 3,012
4.500%, 6/1/41  82,446 80
4.500%, 3/1/43  1,013,599 983
4.500%, 10/1/45  1,640,086 1,576
4.500%, 2/1/46  64,437 62
4.500%, 7/1/48  1,640,163 1,575
4.500%, 11/1/48  723,492 695
4.596%, (US 30 Day Average SOFR plus
2.123%), 8/1/52  2,612,365 2,547
4.602%, (US 30 Day Average SOFR plus
2.126%), 8/1/52  3,407,909 3,362
4.647%, (US 30 Day Average SOFR plus
2.130%), 8/1/52  2,888,724 2,854
4.921%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.603%),
3/1/50  2,584,960 2,674
5.500%, 12/1/53  5,131,385 5,067
5.500%, 2/1/54  32,679,343 32,260
5.500%, 3/1/54  6,007,984 5,931
5.500%, 9/1/54  6,232,630 6,154
5.500%, 10/1/54  2,869,893 2,881
5.500%, 11/1/54  4,135,014 4,151
5.500%, 12/1/54  3,882,994 3,898
6.000%, 12/1/53  1,470,810 1,502
6.000%, 6/1/54  2,223,388 2,287
6.000%, 7/1/54  2,473,586 2,547
6.000%, 9/1/54  5,962,616 6,123
6.000%, 10/1/54  1,068,247 1,100
6.500%, 12/1/53  1,571,856 1,651
6.500%, 6/1/54  1,910,076 2,003
6.500%, 8/1/54  1,969,730 2,065
6.500%, 9/1/54  4,424,039 4,628
6.500%, 10/1/54  2,277,422 2,382
Federal National Mortgage Association
Stripped, Series 2012-414, Class A35
3.500%, 10/25/42  1,945,383 1,784
Federal National Mortgage Association, Series
2010-107, Class FB
5.093%, (US 30 Day Average SOFR plus
0.525%), 9/25/40  688,716 679
Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2011-111, Class DB
4.000%, 11/25/41  1,419,361 1,340
Federal National Mortgage Association, Series
2011-117, Class AF
5.133%, (US 30 Day Average SOFR plus
0.565%), 11/25/41  617,388 609
Federal National Mortgage Association, Series
2011-117, Class FA
5.133%, (US 30 Day Average SOFR plus
0.565%), 11/25/41  1,416,219 1,397
Federal National Mortgage Association, Series
2011-127, Class FC
5.133%, (US 30 Day Average SOFR plus
0.565%), 12/25/41  655,889 646
Federal National Mortgage Association, Series
2011-142, Class EF
5.183%, (US 30 Day Average SOFR plus
0.615%), 1/25/42  739,124 730
Federal National Mortgage Association, Series
2011-55, Class FH
5.123%, (US 30 Day Average SOFR plus
0.555%), 6/25/41  505,517 499
Federal National Mortgage Association, Series
2012-106, Class FA
5.023%, (US 30 Day Average SOFR plus
0.455%), 10/25/42  600,571 590
Federal National Mortgage Association, Series
2012-12, Class FA
5.183%, (US 30 Day Average SOFR plus
0.615%), 2/25/42  650,456 643
Federal National Mortgage Association, Series
2012-133, Class JF
5.033%, (US 30 Day Average SOFR plus
0.465%), 12/25/42  1,175,894 1,150
Federal National Mortgage Association, Series
2012-151, Class NX
1.500%, 1/25/43  811,549 676
Federal National Mortgage Association, Series
2012-35, Class FL
5.183%, (US 30 Day Average SOFR plus
0.615%), 4/25/42  531,109 524
Federal National Mortgage Association, Series
2012-47, Class JF
5.183%, (US 30 Day Average SOFR plus
0.615%), 5/25/42  868,884 858
Federal National Mortgage Association, Series
2012-9, Class FA
5.183%, (US 30 Day Average SOFR plus
0.615%), 2/25/42  497,743 492
Federal National Mortgage Association, Series
2012-9, Class WF
5.183%, (US 30 Day Average SOFR plus
0.615%), 2/25/42  506,151 500
Federal National Mortgage Association, Series
2013-11, Class AP
1.500%, 1/25/43  2,365,740 2,136
Federal National Mortgage Association, Series
2013-15, Class FA
5.033%, (US 30 Day Average SOFR plus
0.465%), 3/25/43  1,410,065 1,379

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2013-43, Class BP
1.750%, 5/25/43  966,287 809
Federal National Mortgage Association, Series
2013-49, Class AP
1.750%, 5/25/43  740,610 607
Federal National Mortgage Association, Series
2014-17, Class DY
3.500%, 4/25/44  1,915,000 1,705
Federal National Mortgage Association, Series
2014-25, Class EL
3.000%, 5/25/44  1,355,806 1,215
Federal National Mortgage Association, Series
2014-74, Class FC
5.083%, (US 30 Day Average SOFR plus
0.515%), 11/25/44  700,567 687
Federal National Mortgage Association, Series
2015-26, Class GF
4.983%, (US 30 Day Average SOFR plus
0.415%), 5/25/45  2,063,778 2,015
Federal National Mortgage Association, Series
2015-32, Class FA
4.983%, (US 30 Day Average SOFR plus
0.415%), 5/25/45  1,291,760 1,258
Federal National Mortgage Association, Series
2015-48, Class FB
4.983%, (US 30 Day Average SOFR plus
0.415%), 7/25/45  1,547,333 1,508
Federal National Mortgage Association, Series
2015-72, Class GL
3.000%, 10/25/45  888,000 742
Federal National Mortgage Association, Series
2015-8, Class AP
2.000%, 3/25/45  2,406,813 2,100
Federal National Mortgage Association, Series
2015-84, Class PA
1.700%, 8/25/33  1,701,620 1,576
Federal National Mortgage Association, Series
2016-11, Class CF
5.033%, (US 30 Day Average SOFR plus
0.465%), 3/25/46  684,282 673
Federal National Mortgage Association, Series
2016-11, Class FG
5.033%, (US 30 Day Average SOFR plus
0.465%), 3/25/46  922,019 907
Federal National Mortgage Association, Series
2016-19, Class FD
5.083%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  4,224,598 4,171
Federal National Mortgage Association, Series
2016-22, Class FA
5.083%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  1,754,841 1,727
Federal National Mortgage Association, Series
2016-22, Class FG
5.083%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  1,515,678 1,491
Federal National Mortgage Association, Series
2016-3, Class PL
2.500%, 2/25/46  9,405,755 7,847
Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2016-48, Class MA
2.000%, 6/25/38  2,933,459 2,688
Federal National Mortgage Association, Series
2016-57, Class PC
1.750%, 6/25/46  6,505,002 5,384
Federal National Mortgage Association, Series
2016-61, Class BF
5.083%, (US 30 Day Average SOFR plus
0.515%), 9/25/46  426,029 422
Federal National Mortgage Association, Series
2016-64, Class BC
1.750%, 9/25/46  1,685,742 1,534
Federal National Mortgage Association, Series
2016-69, Class BF
5.083%, (US 30 Day Average SOFR plus
0.515%), 10/25/46  1,423,950 1,404
Federal National Mortgage Association, Series
2016-75, Class FE
5.083%, (US 30 Day Average SOFR plus
0.515%), 10/25/46  1,102,261 1,088
Federal National Mortgage Association, Series
2016-78, Class FA
5.083%, (US 30 Day Average SOFR plus
0.515%), 3/25/44  721,114 710
Federal National Mortgage Association, Series
2016-79, Class FH
5.083%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  1,103,711 1,089
Federal National Mortgage Association, Series
2016-82, Class FE
5.083%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  2,464,176 2,434
Federal National Mortgage Association, Series
2016-82, Class FH
5.083%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  2,248,807 2,214
Federal National Mortgage Association, Series
2016-84, Class FB
5.083%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  1,072,374 1,055
Federal National Mortgage Association, Series
2016-86, Class FE
5.083%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  2,749,880 2,705
Federal National Mortgage Association, Series
2016-88, Class CF
5.133%, (US 30 Day Average SOFR plus
0.565%), 12/25/46  1,881,337 1,857
Federal National Mortgage Association, Series
2016-91, Class AF
5.083%, (US 30 Day Average SOFR plus
0.515%), 12/25/46  1,018,358 1,007
Federal National Mortgage Association, Series
2017-11, Class FA
5.083%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  451,825 447
Federal National Mortgage Association, Series
2017-113, Class FB
4.933%, (US 30 Day Average SOFR plus
0.365%), 1/25/48  451,776 445

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2017-12, Class FD
5.083%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  1,161,471 1,146
Federal National Mortgage Association, Series
2017-13, Class PA
3.000%, 8/25/46  1,036,676 941
Federal National Mortgage Association, Series
2017-23, Class FA
5.083%, (US 30 Day Average SOFR plus
0.515%), 4/25/47  1,221,030 1,203
Federal National Mortgage Association, Series
2017-24, Class PG
2.625%, 4/25/47  4,007,193 3,405
Federal National Mortgage Association, Series
2017-26, Class FA
5.033%, (US 30 Day Average SOFR plus
0.465%), 4/25/47  2,945,562 2,904
Federal National Mortgage Association, Series
2017-35, Class MC
2.625%, 12/25/44  953,766 913
Federal National Mortgage Association, Series
2017-82, Class FE
4.933%, (US 30 Day Average SOFR plus
0.365%), 10/25/47  1,096,054 1,083
Federal National Mortgage Association, Series
2017-9, Class BF
5.083%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  1,298,833 1,281
Federal National Mortgage Association, Series
2017-9, Class DF
5.083%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  949,645 937
Federal National Mortgage Association, Series
2017-9, Class EF
5.083%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  482,574 477
Federal National Mortgage Association, Series
2017-96, Class FB
4.983%, (US 30 Day Average SOFR plus
0.415%), 12/25/47  1,703,914 1,672
Federal National Mortgage Association, Series
2018-1, Class FA
4.933%, (US 30 Day Average SOFR plus
0.365%), 2/25/48  560,349 550
Federal National Mortgage Association, Series
2018-14, Class KC
3.000%, 3/25/48  1,889,760 1,767
Federal National Mortgage Association, Series
2018-36, Class FD
4.933%, (US 30 Day Average SOFR plus
0.365%), 6/25/48  2,405,357 2,367
Federal National Mortgage Association, Series
2018-38, Class MA
3.300%, 6/25/48  1,985,402 1,847
Federal National Mortgage Association, Series
2018-45, Class TM
3.000%, 6/25/48  1,565,232 1,379
Federal National Mortgage Association, Series
2018-55, Class GA
3.375%, 8/25/48  1,520,159 1,413
Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2018-64, Class A
3.000%, 9/25/48  1,351,188 1,152
Federal National Mortgage Association, Series
2018-8, Class KL
2.500%, 3/25/47  1,049,459 915
Federal National Mortgage Association, Series
2018-85, Class EA
3.500%, 12/25/48  1,084,393 1,029
Federal National Mortgage Association, Series
2018-86, Class AF
4.983%, (US 30 Day Average SOFR plus
0.415%), 12/25/48  362,870 358
Federal National Mortgage Association, Series
2019-13, Class PE
3.000%, 3/25/49  953,506 838
Federal National Mortgage Association, Series
2019-15, Class FA
5.183%, (US 30 Day Average SOFR plus
0.615%), 4/25/49  786,838 774
Federal National Mortgage Association, Series
2019-25, Class PA
3.000%, 5/25/48  2,049,964 1,864
Federal National Mortgage Association, Series
2019-41, Class FG
5.183%, (US 30 Day Average SOFR plus
0.615%), 8/25/59  1,918,992 1,883
Federal National Mortgage Association, Series
2019-43, Class FC
5.083%, (US 30 Day Average SOFR plus
0.515%), 8/25/49  1,514,956 1,484
Federal National Mortgage Association, Series
2019-67, Class FB
5.133%, (US 30 Day Average SOFR plus
0.565%), 11/25/49  817,081 801
Federal National Mortgage Association, Series
2019-81, Class LH
3.000%, 12/25/49  1,100,515 960
Federal National Mortgage Association, Series
2020-45, Class JL
3.000%, 7/25/40  2,596,837 2,329
Federal National Mortgage Association, Series
2020-48, Class AB
2.000%, 7/25/50  1,147,685 961
Federal National Mortgage Association, Series
2020-48, Class DA
2.000%, 7/25/50  3,549,677 2,916
Federal National Mortgage Association, Series
2020-57, Class LJ
2.000%, 8/25/50  7,887,000 5,570
Federal National Mortgage Association, Series
2020-59, Class NC
3.000%, 8/25/40  1,674,393 1,506
Federal National Mortgage Association, Series
2020-70, Class AD
1.500%, 10/25/50  4,750,208 3,686
Federal National Mortgage Association, Series
2021-27, Class EC
1.500%, 5/25/51  4,968,229 3,866

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2021-40, Class DW
2.000%, 6/25/41  380,603 326
Federal National Mortgage Association, Series
2021-42, Class AC
2.000%, 2/25/51  1,502,499 1,266
Federal National Mortgage Association, Series
2021-76, Class KB
1.250%, 11/25/51  878,883 720
Federal National Mortgage Association, Series
2021-78, Class ND
1.500%, 11/25/51  2,794,979 2,221
Federal National Mortgage Association, Series
2021-91, Class AB
2.500%, 9/25/49  1,903,254 1,635
Federal National Mortgage Association, Series
2021-95, Class CP
1.500%, 8/25/51  895,901 733
Federal National Mortgage Association, Series
2022-11, Class D
3.000%, 1/25/50  2,072,503 1,862
Federal National Mortgage Association, Series
2022-18, Class DL
3.250%, 7/25/46  2,605,832 2,394
Federal National Mortgage Association, Series
2022-3, Class N
2.000%, 10/25/47  5,390,801 4,637
Federal National Mortgage Association, Series
2022-4, Class MH
3.000%, 9/25/48  2,115,251 1,930
Federal National Mortgage Association, Series
2022-62, Class KA
3.250%, 9/25/52  1,154,034 1,053
Federal National Mortgage Association, Series
2022-89, Class AY
3.000%, 2/25/48  2,263,000 1,852
Federal National Mortgage Association, Series
2022-9, Class DJ
3.250%, 3/25/49  1,483,566 1,350
Federal National Mortgage Association, Series
2023-14, Class EJ
2.750%, 4/25/49  1,850,972 1,678
Federal National Mortgage Association, Series
2023-37, Class FH
5.083%, (US 30 Day Average SOFR plus
0.515%), 1/25/50  3,160,126 3,098
Federal National Mortgage Association, Series
2023-38, Class FC
5.233%, (US 30 Day Average SOFR plus
0.665%), 6/25/40  2,449,108 2,429
Federal National Mortgage Association, Series
2023-38, Class FD
5.599%, (US 30 Day Average SOFR plus
0.865%), (AFC), 10/25/39  770,814 753
Federal National Mortgage Association, Series
2024-64, Class KY
3.000%, 12/25/43  1,086,000 905
Government National Mortgage Association
2.500%, 12/20/37  2,151,793 1,945
2.500%, 6/20/38  4,044,032 3,651
3.000%, 6/20/43  2,042,577 1,783
Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
3.000%, 8/20/43  639,182 558
3.000%, 11/15/47  5,919,947 5,274
3.000%, 10/20/50  5,055,462 4,405
4.000%, 4/20/48  414,044 383
4.500%, 2/20/49  1,287,234 1,202
6.000%, 1/20/53  8,118,114 8,290
Government National Mortgage Association
TBA
5.500%, 2/20/55  19,000,000 18,825
6.000%, 1/15/55  17,200,000 17,313
6.000%, 2/15/55  9,400,000 9,448
6.500%, 1/15/55  27,300,000 27,767
Government National Mortgage Association,
Series 2010-163, Class NC
4.000%, 12/20/40  1,544,434 1,506
Government National Mortgage Association,
Series 2013-152, Class HA
2.500%, 6/20/43  1,717,306 1,553
Government National Mortgage Association,
Series 2014-133, Class BP
2.250%, 9/20/44  1,288,445 1,128
Government National Mortgage Association,
Series 2014-146, Class QA
2.250%, 10/20/44  276,755 245
Government National Mortgage Association,
Series 2014-149, Class KP
2.250%, 7/16/44  1,106,904 993
Government National Mortgage Association,
Series 2014-181, Class L
3.000%, 12/20/44  1,211,000 1,069
Government National Mortgage Association,
Series 2015-144, Class CA
2.500%, 10/20/45  1,835,535 1,580
Government National Mortgage Association,
Series 2016-136, Class A
3.000%, 7/20/44  1,019,171 888
Government National Mortgage Association,
Series 2016-93, Class AB
1.750%, 7/20/44  2,191,019 1,738
Government National Mortgage Association,
Series 2016-99, Class TL
2.000%, 4/16/44  2,770,059 2,211
Government National Mortgage Association,
Series 2017-139, Class GA
3.000%, 9/20/47  4,125,891 3,637
Government National Mortgage Association,
Series 2017-167, Class BQ
2.500%, 8/20/44  1,008,243 931
Government National Mortgage Association,
Series 2018-65, Class DC
3.500%, 5/20/48  1,482,000 1,319
Government National Mortgage Association,
Series 2020-138, Class LE
1.500%, 9/20/50  4,932,446 3,866
Government National Mortgage Association,
Series 2021-135, Class A
2.000%, 8/20/51  1,276,216 1,024
Government National Mortgage Association,
Series 2021-160, Class NE
2.000%, 9/20/51  9,910,119 8,175

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Government National Mortgage Association,
Series 2021-215, Class GA
2.000%, 12/20/51  8,693,739 7,340
Government National Mortgage Association,
Series 2021-227, Class E
2.500%, 7/20/50  4,139,081 3,485
Government National Mortgage Association,
Series 2021-24, Class BC
1.250%, 2/20/51  1,822,682 1,374
Government National Mortgage Association,
Series 2021-27, Class BD
5.000%, 2/20/51  1,435,374 1,392
Government National Mortgage Association,
Series 2021-27, Class CW
5.001%, 2/20/51  2,068,227 2,006
Government National Mortgage Association,
Series 2021-27, Class NT
5.000%, 2/20/51  1,625,453 1,560
Government National Mortgage Association,
Series 2021-27, Class Q
5.000%, 2/20/51  1,429,180 1,386
Government National Mortgage Association,
Series 2021-8, Class CY
5.000%, 1/20/51  1,398,162 1,356
Government National Mortgage Association,
Series 2021-89, Class LK
2.000%, 5/20/51  3,030,175 2,512
Government National Mortgage Association,
Series 2021-97, Class QK
2.000%, 6/20/51  7,461,825 6,055
Government National Mortgage Association,
Series 2022-107, Class C
2.500%, 6/20/51  6,606,349 5,435
Government National Mortgage Association,
Series 2022-153, Class KA
4.000%, 12/20/49  1,746,899 1,677
Government National Mortgage Association,
Series 2022-191, Class B
4.000%, 6/20/41  6,716,000 6,209
Government National Mortgage Association,
Series 2022-191, Class BY
4.000%, 8/20/41  4,897,000 4,530
Government National Mortgage Association,
Series 2022-197, Class LF
5.305%, (US 30 Day Average SOFR plus
0.700%), 11/20/52  6,274,612 6,216
Government National Mortgage Association,
Series 2022-205, Class A
2.000%, 9/20/51  2,449,321 1,925
Government National Mortgage Association,
Series 2022-24, Class AH
2.500%, 2/20/52  394,878 333
Government National Mortgage Association,
Series 2022-31, Class GH
2.500%, 12/20/49  4,141,985 3,631
Government National Mortgage Association,
Series 2022-34, Class DN
3.500%, 9/20/41  3,353,692 3,077
Government National Mortgage Association,
Series 2022-5, Class BA
2.000%, 10/20/49  8,124,050 6,845
Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Government National Mortgage Association,
Series 2022-50, Class CA
3.000%, 3/20/52  5,924,325 5,158
Government National Mortgage Association,
Series 2022-66, Class CG
3.500%, 4/20/52  3,691,564 3,442
Government National Mortgage Association,
Series 2022-78, Class HW
2.500%, 4/20/52  1,247,000 933
Government National Mortgage Association,
Series 2022-84, Class A
2.500%, 1/20/52  12,573,453 10,301
Government National Mortgage Association,
Series 2022-9, Class GA
2.000%, 1/20/52  1,507,665 1,223
Government National Mortgage Association,
Series 2023-196, Class E
3.000%, 9/20/48  2,386,722 2,210
Government National Mortgage Association,
Series 2023-81, Class YJ
3.500%, 6/20/53  7,319,000 6,092
Government National Mortgage Association,
Series 2024-110, Class JC
3.000%, 9/20/47  9,393,525 8,798
Government National Mortgage Association,
Series 2024-45, Class BD
2.000%, 3/20/54  1,355,747 1,204
GS Mortgage Securities Trust, Series 2015-
GC32, Class A3
3.498%, 7/10/48  1,068,355 1,062
GS Mortgage Securities Trust, Series 2020-
GSA2, Class A4
1.721%, 12/12/53  3,499,000 2,931
Impact Funding Affordable Multifamily Housing
Mortgage Loan Trust, Series 2010-1,
Class A1 144A 144A
5.314%, 1/25/51 144A  412,692 410
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class A3
3.392%, 12/15/49  674,000 656
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5
3.821%, 7/15/48  1,895,000 1,866
MFRA Trust, Series 2021-NQM2, Class A1 144A 144A
1.029%, (AFC), 11/25/64 144A  721,916 631
Morgan Stanley Capital I Trust, Series 2020-
HR8, Class A3
1.790%, 7/15/53  1,294,105 1,097
New Residential Mortgage Loan Trust, Series
2019-NQM4, Class A1 144A 144A
2.492%, (AFC), 9/25/59 144A  329,973 309
Starwood Mortgage Residential Trust, Series
2020-1, Class A1 144A 144A
2.275%, (AFC), 2/25/50 144A  119,207 113
Starwood Mortgage Residential Trust, Series
2020-3, Class A1 144A 144A
1.486%, (AFC), 4/25/65 144A  430,182 416
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1 144A 144A
1.027%, (AFC), 11/25/55 144A  370,028 350

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Starwood Mortgage Residential Trust, Series
2021-1, Class A1 144A 144A
1.219%, (AFC), 5/25/65 144A  557,447 516
Starwood Mortgage Residential Trust, Series
2021-4, Class A1 144A 144A
1.162%, (AFC), 8/25/56 144A  1,641,438 1,453
Uniform Mortgage Backed Security TBA
5.500%, 1/15/55  59,700,000 58,909
Verus Securitization Trust, Series 2019-INV3,
Class A1 144A 144A
3.692%, (AFC), 11/25/59 144A  154,992 153
Verus Securitization Trust, Series 2021-1,
Class A1 144A 144A
0.815%, (AFC), 1/25/66 144A  746,501 656
Verus Securitization Trust, Series 2021-2,
Class A1 144A 144A
1.031%, (AFC), 2/25/66 144A  1,422,794 1,265
Verus Securitization Trust, Series 2021-3,
Class A1 144A 144A
1.046%, (AFC), 6/25/66 144A  1,249,729 1,049
Verus Securitization Trust, Series 2021-4,
Class A1 144A 144A
0.938%, (AFC), 7/25/66 144A  1,572,391 1,313
Structured Products (54.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-5,
Class A1 144A 144A
1.013%, (AFC), 9/25/66 144A  1,788,704 1,487
Verus Securitization Trust, Series 2021-7,
Class A1 144A 144A
1.829%, (AFC), 10/25/66 144A ∑ 932,903 821
Verus Securitization Trust, Series 2021-8,
Class A1 144A 144A
1.824%, (AFC), 11/25/66 144A  1,689,004 1,503
Verus Securitization Trust, Series 2021-R1,
Class A1 144A 144A
0.820%, (AFC), 10/25/63 144A  496,372 468
Verus Securitization Trust, Series 2021-R3,
Class A1 144A 144A
1.020%, (AFC), 5/25/64 144A  664,566 620
Visio Trust, Series 2020-1R, Class A1 144A 144A
1.312%, 11/25/55 144A  380,389 361
Total 1,296,440
Total Structured Products (Cost: $1,554,640) 1,513,855
Total Investments (102.0%) (Cost: $2,952,290)
@
2,861,228
Other Assets, Less Liabilities (-2.0%) (56,792)
Net Assets (100.0%) 2,804,436
+ All par is stated in U.S. Dollar unless otherwise noted.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024 the value of these securities (in thousands) was $178,983 representing
6.3% of the net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,957,266 and the net unrealized depreciation of investments based on that cost was $96,038 which is comprised of $7,125 aggregate gross unrealized appreciation and
$103,164 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Municipal Bonds $ — $ 8,224 $ —
Corporate Bonds — 633,683 —
Governments — 705,466 —
Structured Products — 1,513,855 —
Total Assets:
$ — $ 2,861,228 $ —

Schedule of Investments
December 31, 2024
Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 0.3% ) Shares/ Par
+
Value
$ (000's)
Industrial (0.3%)
Vessel Management Services, Inc.
3.432%, 8/15/36 333,000 297
Total 297
Total Corporate Bonds (Cost: $333) 297
Governments ( 123.6% )
Governments (123.6%)
Resolution Funding Corp. Stripped
0.000%, 4/15/28 IO  400,000 345
0.000%, 4/15/30 PO  4,800,000 3,758
Tennessee Valley Authority Stripped
0.000%, 5/1/30 PO  500,000 388
US Treasury
1.125%, 5/15/40 1,650,000 992
1.125%, 8/15/40 44,690,000 26,647
1.375%, 11/15/40 9,800,000 6,066
1.375%, 8/15/50 1,080,000 527
1.500%, 11/30/28 700,000 629
1.625%, 11/15/50 400,000 209
1.875%, 2/15/41 1,900,000 1,273
2.000%, 2/15/50 12,920,000 7,502
2.250%, 8/15/49 300,000 186
2.375%, 5/15/51 2,300,000 1,446
2.375%, 3/31/29 900,000 831
2.500%, 2/15/45 1,440,000 999
2.500%, 2/15/46 850,000 581
2.875%, 5/15/49 1,750,000 1,241
3.000%, 11/15/44 1,620,000 1,229
3.000%, 5/15/45 1,410,000 1,065
3.000%, 11/15/45 370,000 278
3.000%, 2/15/48 330,000 242
3.000%, 8/15/48  β 1,500,000 1,096
3.000%, 2/15/49 10,470,000 7,617
3.000%, 8/15/52 4,500,000 3,229
3.125%, 8/15/44 1,620,000 1,258
3.125%, 5/15/48 2,430,000 1,820
3.250%, 6/30/29 400,000 382
3.375%, 8/15/42 6,500,000 5,365
3.375%, 11/15/48 1,600,000 1,250
3.625%, 3/31/30 200,000 193
3.625%, 2/15/53 2,900,000 2,356
3.625%, 5/15/53 1,400,000 1,138
3.750%, 5/31/30 200,000 194
3.750%, 6/30/30 400,000 387
3.875%, 2/15/43 900,000 794
3.875%, 5/15/43 3,100,000 2,728
4.000%, 2/28/30 200,000 196
4.000%, 11/15/42 2,800,000 2,519
4.000%, 11/15/52 15,830,000 13,790
4.125%, 8/31/30 200,000 197
4.125%, 8/15/44 1,600,000 1,448
4.125%, 11/15/27 100,000 100
4.375%, 11/30/30 600,000 598
4.375%, 5/15/41 16,080,000 15,313
4.375%, 8/15/43 6,000,000 5,646
Governments (123.6%) Shares/ Par
+
Value
$ (000’s)
Governments continued
4.500%, 2/15/44 1,600,000 1,527
4.625%, 9/30/30 300,000 303
4.625%, 5/15/44 500,000 485
4.625%, 11/15/44 1,300,000 1,260
4.750%, 11/15/43 1,790,000 1,767
4.875%, 10/31/30 200,000 204
US Treasury Inflation Index Bond
0.125%, 1/15/32 910,968 790
0.625%, 7/15/32 1,738,240 1,553
1.125%, 1/15/33 2,267,715 2,086
1.250%, 4/15/28 1,894,230 1,846
1.750%, 1/15/34 2,361,824 2,264
2.375%, 10/15/28 618,336 628
US Treasury Stripped
0.000%, 8/15/34 IO  850,000 538
0.000%, 5/15/41 IO  40,000 17
0.000%, 8/15/41 IO  50,000 21
0.000%, 11/15/41 IO  80,000 34
0.000%, 5/15/42 IO  70,000 29
0.000%, 8/15/42 IO  220,000 90
0.000%, 11/15/42 IO  50,000 20
Total 141,510
Total Governments (Cost: $162,599) 141,510
Structured Products ( 19.2% )
Asset Backed Securities (0.3%)
ECMC Group Student Loan Trust, Series
2018-1A, Class A 144A 144A
5.433%, (US 30 Day Average SOFR plus
0.865%), 2/27/68 144A  38,871 39
Hertz Vehicle Financing LLC, Series 2022-2A,
Class A 144A 144A
2.330%, 6/26/28 144A  300,000 282
Massachusetts Educational Financing
Authority, Series 2008-1, Class A1
6.395%, (US 90 Day Average SOFR plus
1.212%), 4/25/38  10,550 10
Total 331
Mortgage Securities (18.9%)
Benchmark Mortgage Trust, Series 2019-B9,
Class A5
4.015%, 3/15/52  600,000 570
Benchmark Mortgage Trust, Series 2024-V6,
Class A3
5.925%, 3/15/57  200,000 206
COMM Mortgage Trust, Series 2018-HOME,
Class A 144A 144A
3.815%, (CSTR, AFC), 4/10/33 144A  200,000 189
Extended Stay America Trust, Series 2021-
ESH, Class A 144A 144A
5.591%, (US SOFR 1 Month plus 1.195%),
7/15/38 144A  352,316 353
Federal Home Loan Mortgage Corp.
4.500%, 5/1/54  1,705,270 1,604

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (19.2%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
2752, Class EZ
5.500%, 2/15/34  82,535 84
Federal Home Loan Mortgage Corp., Series
3759, Class FB
5.212%, (US 30 Day Average SOFR plus
0.615%), 11/15/40  15,244 15
Federal Home Loan Mortgage Corp., Series
4092, Class AY
3.000%, 8/15/32  2,200,000 2,066
Federal Home Loan Mortgage Corp., Series
4387, Class AZ
4.000%, 9/15/44  1,984,561 1,875
Federal Home Loan Mortgage Corp., Series
4398, Class ZX
4.000%, 9/15/54  900,473 775
Federal Home Loan Mortgage Corp., Series
4830, Class ZG
3.000%, 4/15/53  621,775 489
Federal Home Loan Mortgage Corp., Series
T-61, Class 1A1
6.225%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 1.400%),
7/25/44  3,368 3
Federal National Mortgage Association
3.600%, 2/1/40  517,475 472
5.000%, 6/1/35  16,374 16
5.000%, 2/1/36  25,769 26
5.500%, 5/1/49  21,853 22
6.500%, 5/1/54  1,022,875 1,045
Federal National Mortgage Association, Series
2007-39, Class NZ
4.250%, 5/25/37  25,896 25
Federal National Mortgage Association, Series
2012-101, Class FC
5.183%, (US 30 Day Average SOFR plus
0.615%), 9/25/42  22,217 22
Federal National Mortgage Association, Series
2016-61, Class ML
3.000%, 9/25/46  900,000 727
Freddie Mac Military Housing Bonds
Resecuritization Trust, Series 2015-R1,
Class A2 144A 144A
4.308%, (CSTR), 10/25/52 144A  548,255 445
Government National Mortgage Association
TBA
4.000%, 1/15/55  800,000 737
Government National Mortgage Association,
Series 2010-26, Class OW
0.010%, 2/20/40 PO  238,112 183
Government National Mortgage Association,
Series 2010-75, Class OA
0.010%, 9/20/35 PO  146,636 117
Hilton USA Trust, Series 2016-HHV, Class A 144A 144A
3.719%, 11/5/38 144A  600,000 583
Merrill Lynch Mortgage Investors Trust, Series
2003-A4, Class 3A
6.971%, (CSTR, AFC), 5/25/33  501 1
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class A1 144A 144A
2.750%, (AFC), 11/25/59 144A  73,994 70
Structured Products (19.2%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Ready Capital Mortgage Financing LLC,
Series 2022-FL8, Class A 144A 144A
6.219%, (US 30 Day Average SOFR plus
1.650%), 1/25/37 144A  101,387 101
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
5.141%, (US SOFR 1 Month plus 0.775%),
(AFC), 10/19/34  1,177 1
Towd Point Mortgage Trust, Series 2020-1,
Class A2A 144A 144A
3.100%, (AFC), 1/25/60 144A  200,000 179
Uniform Mortgage Backed Security TBA
5.500%, 1/14/49  2,700,000 2,664
6.000%, 2/15/55  3,100,000 3,112
6.500%, 2/15/55  2,800,000 2,856
Total 21,633
Total Structured Products (Cost: $23,098) 21,964
Short-Term Investments ( 35.5% )
Governments (0.6%)
US Treasury
0.000%, 2/27/25 301,000 299
0.000%, 3/20/25 465,000 461
Total 760
Repurchase Agreements (34.9%)
Citigroup Global Markets, Inc. repurchase
(Purchased on 12/31/24, to be repurchased
at $11,201,412, collateralized by US
Treasury Note, 4.250%, due 2/28/29,
par and fair value of $11,458,000 and
$11,410,557, respectively)
4.540%, 1/3/25 11,200,000 11,200
Citigroup Global Markets, Inc. repurchase
(Purchased on 12/31/24, to be repurchased
at $11,201,431, collateralized by US
Treasury Note, 3.500%, due 4/30/28,
par and fair value of $11,707,000 and
$11,415,240, respectively)
4.600%, 1/3/25 11,200,000 11,200
Deutsche Bank Securities, Inc. repurchase
(Purchased on 12/31/24, to be repurchased
at $11,201,416, collateralized by US
Treasury Bond, 2.750%, due 8/15/42,
par and fair value of $15,032,000 and
$11,308,057, respectively)
4.550%, 1/3/25 11,200,000 11,200
Deutsche Bank Securities, Inc. repurchase
(Purchased on 12/31/24, to be repurchased
at $6,300,789, collateralized by US Treasury
Bond, 1.750%, due 8/15/41, par and fair
value of $9,822,000 and $6,369,720,
respectively)

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Investments (35.5%) Shares/ Par
+
Value
$ (000’s)
Repurchase Agreements continued
4.510%, 1/3/25 6,300,000 6,300
Total 39,900
Total Short-Term Investments (Cost: $40,660) 40,660
Total Investments (178.6%) (Cost: $226,690)
@
204,431
Other Assets, Less Liabilities (-78.6%) (89,973)
Net Assets (100.0%) 114,458
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Five-Year US Treasury Note Future Short USD 11,400 114 3/25 $ 12,119 $ 47 $ 11
Ten-Year US Treasury Note Future Long USD 9,000 90 3/25 9,787 (106) (20)
Two-Year US Treasury Note Future Short USD 1,600 8 3/25 1,645 1 –π
Ultra Long Term US Treasury Bond Future Long USD 1,700 17 3/25 2,021 (77) (7)
Ultra Long Term US Treasury Bond Future Short USD 7,400 74 3/25 8,424 237 18
Ultra Ten-Year US Treasury Note Future Short USD 19,000 190 3/25 21,149 314 48
$ 416 $ 50
Centrally Cleared Interest Rate Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day USD-SOFR
Compounded-OIS
1.750% 10/53 500 USD $ (7) $ 194 $ 187 $ –π
1-Day USD-SOFR
Compounded-OIS
3.500% 12/54 2,800 USD 67 145 212 2
1-Day USD-SOFR
Compounded-OIS
1.250% 6/41 3,110 USD 91 1,073 1,164 3
$ 151 $ 1,412 $ 1,563 $ 5
Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day USD-SOFR
Compounded-OIS
1.600% 10/28 7,580 USD $ 7 $ (660) $ (653) $ (2)
1-Day USD-SOFR
Compounded-OIS
1.000% 12/25 3,170 USD 15 (117) (102) –π
$ 22 $ (777) $ (755) $ (2)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 5 $ 77 $ 82 $ (2) $ (27) $ (29) $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
β Part or all of the security has been pledged as collateral.

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024 the value of these securities (in thousands) was $2,241 representing
2.0% of the net assets.
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $265,577 and the net unrealized depreciation of investments based on that cost was $59,921 which is comprised of $– aggregate gross unrealized appreciation and $59,921 aggregate gross unrealized depreciation.
π Amount is less than one thousand.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 297 $ —
Governments — 141,510 —
Structured Products — 21,964 —
Short-Term Investments — 40,660 —
Other Financial Instruments^
Futures 599 — —
Interest Rate Swaps — 1,563 —
Total Assets:
$ 599 $ 205,994 $ —
Liabilities:
Other Financial Instruments^
Futures (183) — —
Interest Rate Swaps — (755) —
Total Liabilities:
$ (183) $ (755) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2024
Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 5.8% ) Shares/ Par
+
Value
$ (000's)
Consumer, Cyclical (0.3%)
Toyota Motor Credit Corp.
4.350%, 10/8/27 1,290,000 1,281
Total 1,281
Consumer, Non-cyclical (0.7%)
AbbVie, Inc.
2.950%, 11/21/26 800,000 777
Amgen, Inc.
5.250%, 3/2/33 830,000 824
Roche Holdings, Inc.  144A  144A
2.314%, 3/10/27 144A 1,270,000 1,212
Total 2,813
Financial (3.2%)
Athene Global Funding  144A  144A
4.860%, 8/27/26 144A 1,045,000 1,044
5.349%, 7/9/27 144A 791,000 799
Bank of America Corp.  α
5.468%, (US SOFR plus 1.650%), 1/23/35 α 335,000 335
The Charles Schwab Corp.  α
5.375%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
4.971%), 6/1/25 µ,α 1,055,000 1,049
Citigroup, Inc.
5.827%, (US SOFR plus 2.056%), 2/13/35 α 420,000 418
6.270%, (US SOFR plus 2.338%), 11/17/33
α 70,000 73
GA Global Funding Trust  144A  144A
4.400%, 9/23/27 144A 1,070,000 1,055
Highwoods Realty LP
3.875%, 3/1/27 1,080,000 1,050
JPMorgan Chase & Co.
4.005%, (US SOFR 3 Month plus
1.382%), 4/23/29 α 360,000 349
4.505%, (US SOFR plus 0.860%), 10/22/28
α 433,000 429
4.995%, (US SOFR plus 1.125%), 7/22/30 α 1,040,000 1,036
5.299%, (US SOFR plus 1.450%), 7/24/29 α 465,000 470
6.087%, (US SOFR plus 1.570%), 10/23/29
α 970,000 1,006
Nationwide Building Society  144A  144A
5.127%, 7/29/29 144A 1,075,000 1,076
Truist Financial Corp.  α
6.123%, (US SOFR plus 2.300%), 10/28/33
α 1,477,000 1,538
U.S. Bank NA  α
4.507%, (US SOFR plus 0.690%), 10/22/27
α 1,060,000 1,054
Wells Fargo & Co.
5.389%, (US SOFR plus 2.020%), 4/24/34 α 120,000 119
6.303%, (US SOFR plus 1.790%), 10/23/29
α 170,000 177
Total 13,077
Corporate Bonds (5.8%) Shares/ Par
+
Value
$ (000’s)
Industrial (0.6%)
Caterpillar Financial Services Corp.
3.650%, 8/12/25 1,970,000 1,960
Keysight Technologies, Inc.
4.600%, 4/6/27 514,000 511
Total 2,471
Technology (0.4%)
Accenture Capital, Inc.
4.050%, 10/4/29 361,000 350
Hewlett Packard Enterprise Co.
4.400%, 9/25/27 627,000 620
Intel Corp.
2.450%, 11/15/29 830,000 729
Total 1,699
Utilities (0.6%)
Duke Energy Corp.
5.450%, 6/15/34 610,000 609
Oncor Electric Delivery Co. LLC
4.300%, 5/15/28 1,620,000 1,599
Total 2,208
Total Corporate Bonds (Cost: $23,718) 23,549
Governments ( 57.7% )
Governments (57.7%)
Federal Home Loan Bank
5.500%, 7/15/36 1,000,000 1,064
Federal Home Loan Mortgage Corp.
6.250%, 7/15/32 5,485,000 6,079
Federal National Mortgage Association
6.625%, 11/15/30 7,215,000 8,011
Tennessee Valley Authority
1.500%, 9/15/31 1,500,000 1,227
3.875%, 3/15/28 1,750,000 1,726
US Treasury
1.625%, 10/15/29 752,378 740
1.875%, 7/15/34 9,053,640 8,773
US Treasury Inflation Index Bond
0.125%, 1/15/30  β 19,163,553 17,404
0.125%, 7/15/30 10,403,133 9,376
0.125%, 1/15/31 15,569,399 13,817
0.125%, 7/15/31 10,740,806 9,454
0.125%, 1/15/32 10,817,731 9,376
0.125%, 2/15/51 8,608,111 4,734
0.125%, 10/15/26  β 2,968,736 2,886
0.250%, 2/15/50 6,777,290 3,949
0.250%, 7/15/29 3,702,030 3,429
0.375%, 7/15/27 4,838,963 4,670
0.500%, 1/15/28 7,422,144 7,095
0.625%, 7/15/32 10,266,480 9,175
0.625%, 2/15/43 8,580,813 6,282
0.750%, 2/15/42 9,450,231 7,237
0.750%, 2/15/45 17,653,727 12,784
0.875%, 2/15/47 5,884,335 4,254
0.875%, 1/15/29 11,000,880 10,503
1.000%, 2/15/46 3,929,931 2,958

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (57.7%) Shares/ Par
+
Value
$ (000’s)
Governments continued
1.000%, 2/15/48 3,584,112 2,637
1.000%, 2/15/49 3,072,026 2,237
1.125%, 1/15/33 4,980,496 4,581
1.250%, 4/15/28 8,944,975 8,715
1.375%, 7/15/33 24,008,523 22,458
1.375%, 2/15/44 11,078,910 9,214
1.750%, 1/15/34 4,004,832 3,839
1.750%, 1/15/28 519,818 516
2.125%, 2/15/41 3,633,744 3,514
2.375%, 10/15/28 257,638 262
2.500%, 1/15/29 3,403,513 3,463
3.625%, 4/15/28 2,927,400 3,072
3.875%, 4/15/29 3,840,200 4,119
Total 235,630
Total Governments (Cost: $274,220) 235,630
Municipal Bonds ( 0.4% )
Municipal Bonds (0.4%)
Golden State Tobacco Securitization Corp.
2.746%, 6/1/34 RB   740,000 623
University of California
1.316%, 5/15/27 RB   1,105,000 1,027
Total Municipal Bonds (Cost: $1,778) 1,650
Structured Products ( 27.1% )
Asset Backed Securities (3.3%)
Aligned Data Centers Issuer LLC, Series
2021-1A, Class  B 144A 144A
2.482%, 8/15/46 144A  1,100,000 1,044
Bean Creek CLO, Ltd., Series 2018-1A,
Class AR 144A 144A
5.899%, (US SOFR 3 Month plus 1.282%),
4/20/31 144A  347,305 348
Blackbird Capital Aircraft, Series 2021-1A,
Class A 144A 144A
2.443%, 7/15/46 144A  697,213 636
Dryden Senior Loan Fund, Series 2016-43A,
Class B2R2 144A 144A
3.093%, 4/20/34 144A  2,000,000 1,936
FirstKey Homes Trust, Series 2020-SFR2,
Class D 144A 144A
1.968%, 10/19/37 144A  1,000,000 971
Goodgreen Trust, Series 2020-1A, Class A 144A 144A
2.630%, 4/15/55 144A  496,127 403
Goodgreen Trust, Series 2021-1A, Class A 144A 144A
2.660%, 10/20/56 144A  225,441 183
Greenwood Park CLO, Ltd., Series 2018-1A,
Class A1 144A 144A
5.948%, (US SOFR 3 Month plus 1.292%),
4/15/31 144A  234,346 235
Hilton Grand Vacations Trust, Series 2019-AA,
Class B 144A 144A
2.540%, 7/25/33 144A  303,861 296
KKR Financial CLO, Ltd., Series 2018-22A,
Class A 144A 144A
6.029%, (US SOFR 3 Month plus 1.412%),
7/20/31 144A  1,010,590 1,012
Structured Products (27.1%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
KKR Financial CLO, Ltd., Series 2022-1A,
Class BR 144A 144A
6.632%, (US SOFR 3 Month plus 2.000%),
7/20/31 144A  1,425,000 1,427
Magnetite CLO, Ltd., Series 2024-41A,
Class B 144A 144A
5.913%, (US SOFR 3 Month plus 1.600%),
1/25/38 144A  1,175,000 1,175
Palmer Square CLO, Ltd., Series 2018-1A,
Class A1R2 144A 144A
6.039%, (US SOFR 3 Month plus 1.392%),
1/17/31 144A  184,289 184
Palmer Square CLO, Ltd., Series 2024-4A,
Class A2 144A 144A
5.831%, (US SOFR 3 Month plus 1.500%),
1/15/38 144A  625,000 624
RCKT Mortgage Trust, Series 2024-CES3,
Class A1A 144A 144A
6.591%, (AFC), 5/25/44 144A  439,994 446
Sierra Receivables Funding Co. LLC, Series
2021-A1, Class B 144A 144A
1.340%, 11/20/37 144A  555,112 538
Subway Funding LLC, Series 2024-1A,
Class A2II 144A 144A
6.268%, 7/30/54 144A  554,000 564
Switch ABS Issuer, LLC, Series 2024-2A,
Class A2 144A 144A
5.436%, 6/25/54 144A  625,000 623
Towd Point Mortgage Trust, Series 2024-
CES3, Class A1 144A 144A
6.290%, (AFC), 5/25/64 144A  616,801 622
Total 13,267
Mortgage Securities (23.8%)
Agate Bay Mortgage Trust, Series 2015-7,
Class A3 144A 144A
3.500%, (AFC), 10/25/45 144A  351,242 314
Angel Oak Mortgage Trust, Series 2019-6,
Class A3 144A 144A
2.927%, (AFC), 11/25/59 144A  120,834 119
Arroyo Mortgage Trust, Series 2021-1R,
Class A2 144A 144A
1.483%, (CSTR, AFC), 10/25/48 144A  245,340 215
Arroyo Mortgage Trust, Series 2021-1R,
Class A3 144A 144A
1.637%, (CSTR, AFC), 10/25/48 144A  188,723 165
BANK5 Trust, Series 2024-5YR6, Class A3
6.225%, 5/15/57  818,000 850
BANK5 Trust, Series 2024-5YR7, Class A3
5.769%, 6/15/57  1,520,000 1,555
BBCMS Mortgage Trust, Series 2024-C27,
Class A3
6.014%, 7/15/57  400,000 413
Benchmark Mortgage Trust, Series 2024-V8,
Class A3
6.189%, (AFC), 7/15/57  1,412,000 1,468
BRAVO Residential Funding Trust, Series
2024-NQM4, Class A1B 144A 144A
4.350%, (AFC), 1/25/60 144A ∑ 1,177,373 1,132

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (27.1%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Chase Home Lending Mortgage Trust, Series
2024-10, Class A4 144A 144A
6.000%, (AFC), 10/25/55 144A  1,332,377 1,333
Chase Home Lending Mortgage Trust, Series
2024-2, Class A4A 144A 144A
6.000%, (AFC), 2/25/55 144A  482,093 484
Chase Home Lending Mortgage Trust, Series
2024-9, Class A4 144A 144A
5.500%, (AFC), 9/25/55 144A  1,530,143 1,517
Chase Home Lending Mortgage Trust, Series
2024-9, Class A6 144A 144A
5.500%, (AFC), 9/25/55 144A  687,040 684
Citigroup Mortgage Loan Trust, Series 2024-
CMI1, Class A11 144A 144A
5.500%, (AFC), 6/25/54 144A  2,085,728 2,078
Connecticut Avenue Securities Trust, Series
2022-R03, Class 1M1 144A 144A
6.669%, (US 30 Day Average SOFR plus
2.100%), 3/25/42 144A  397,939 403
Credit Suisse Mortgage Trust, Series 2015-
WIN1, Class A10 144A 144A
3.500%, (AFC), 12/25/44 144A  42,178 38
Credit Suisse Mortgage Trust, Series 2021-
NQM2, Class A3 144A 144A
1.538%, (AFC), 2/25/66 144A  262,578 233
Deephaven Residential Mortgage Trust, Series
2020-2, Class A3 144A 144A
2.856%, 5/25/65 144A  617,700 609
Federal Home Loan Mortgage Corp.
2.500%, 11/1/50  2,471,662 2,040
3.500%, 8/1/52  1,887,848 1,673
4.000%, 11/1/52  3,989,106 3,662
4.500%, 10/1/52  2,991,131 2,819
4.500%, 4/1/53  2,083,650 1,964
5.500%, 10/1/54  3,732,009 3,688
6.000%, 11/1/53  4,089,768 4,113
Federal National Mortgage Association
2.500%, 1/1/52  7,381,524 6,077
4.000%, 9/1/52  9,140,880 8,367
5.500%, 1/1/53  3,590,808 3,546
GCAT Trust, Series 2024-INV3, Class A6 144A 144A
5.500%, (AFC), 9/25/54 144A  789,220 784
Government National Mortgage Association
2.000%, 10/20/50  2,574,005 2,061
3.000%, 9/20/51  3,394,111 2,949
4.000%, 10/20/52  4,424,935 4,078
5.000%, 8/20/53  5,959,064 5,788
5.500%, 11/20/52  2,050,255 2,042
5.500%, 12/20/52  1,497,064 1,488
6.000%, 11/20/54  4,073,959 4,108
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2018-AON, Class A 144A 144A
4.128%, 7/5/31 144A  2,020,000 1,881
JP Morgan Mortgage Trust, Series 2014-5,
Class A1 144A 144A
2.697%, (AFC), 10/25/29 144A  158,142 154
JP Morgan Mortgage Trust, Series 2016-1,
Class A7 144A 144A
3.500%, 5/25/46 144A  532,517 474
Structured Products (27.1%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
JP Morgan Mortgage Trust, Series 2024-10,
Class A4 144A 144A
5.500%, (AFC), 3/25/55 144A  1,328,486 1,323
JP Morgan Mortgage Trust, Series 2024-10,
Class A6 144A 144A
5.500%, (AFC), 3/25/55 144A  1,077,429 1,072
JP Morgan Mortgage Trust, Series 2024-11,
Class A4 144A 144A
6.000%, (AFC), 4/25/55 144A  1,921,501 1,923
JP Morgan Mortgage Trust, Series 2024-11,
Class A6 144A 144A
6.000%, (AFC), 4/25/55 144A  821,219 825
JP Morgan Mortgage Trust, Series 2024-5,
Class A6 144A 144A
6.000%, (AFC), 11/25/54 144A  969,597 973
JP Morgan Mortgage Trust, Series 2024-6,
Class A6 144A 144A
6.000%, (AFC), 12/25/54 144A  691,941 693
JP Morgan Mortgage Trust, Series 2024-9,
Class A6 144A 144A
5.500%, (AFC), 2/25/55 144A  1,195,673 1,191
JP Morgan Mortgage Trust, Series 2024-INV1,
Class A4 144A 144A
6.000%, (AFC), 4/25/55 144A  1,089,943 1,092
MFRA Trust, Series 2024-NQM2, Class A1 144A 144A
5.272%, (AFC), 8/25/69 144A ∑ 1,516,075 1,499
NJ Trust, Series 2023-GSP, Class A 144A 144A
6.481%, 1/6/29 144A  825,000 859
Provident Funding Mortgage Trust, Series
2024-1, Class A3 144A 144A
5.500%, (AFC), 12/25/54 144A  1,716,727 1,703
RATE Mortgage Trust, Series 2024-J3,
Class A8 144A 144A
5.500%, (AFC), 10/25/54 144A  480,900 479
Sequoia Mortgage Trust, Series 2017-7,
Class  A7 144A 144A
3.500%, (AFC), 10/25/47 144A  942,186 832
Sequoia Mortgage Trust, Series 2024-10,
Class A11 144A 144A
5.500%, (AFC), 11/25/54 144A  1,004,549 998
Sequoia Mortgage Trust, Series 2024-10,
Class A5 144A 144A
5.500%, (AFC), 11/25/54 144A  781,746 779
Sequoia Mortgage Trust, Series 2024-6,
Class A11 144A 144A
6.000%, (AFC), 7/27/54 144A  476,349 477
Sequoia Mortgage Trust, Series 2024-9,
Class A5 144A 144A
5.500%, (AFC), 10/25/54 144A  1,232,104 1,227
STACR Trust, Series 2021-DNA7, Class M1 144A 144A
5.419%, (US 30 Day Average SOFR plus
0.850%), 11/25/41 144A  872,482 871
Starwood Mortgage Residential Trust, Series
2021-1, Class A1 144A 144A
1.219%, (AFC), 5/25/65 144A  563,247 521
Verus Securitization Trust, Series 2021-1,
Class A3 144A 144A
1.155%, (AFC), 1/25/66 144A  511,880 448

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (27.1%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Vista Point Securitization Trust, Series 2020-2,
Class A3 144A 144A
2.496%, (AFC), 4/25/65 144A  220,916 210
Total 97,361
Total Structured Products (Cost: $113,070) 110,628
144A 144A 144A
Short-Term Investments ( 6.8% )
Commercial Paper (6.8%)
Lion Bay Funding LLC
0.000%, 1/2/25 9,300,000 9,298
Mainbeach Funding DAC
0.000%, 1/2/25 9,300,000 9,298
Overwatch Alpha FDG LLC
0.000%, 1/2/25 9,300,000 9,297
Total 27,893
Total Short-Term Investments (Cost: $27,897) 27,893
Total Investments (97.8%) (Cost: $440,683)
@
399,350
Other Assets, Less Liabilities (2.2%) 9,148
Net Assets (100.0%) 408,498
Exchange Traded or Centrally Cleared Derivatives
Total Return Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
CPURNSA 1.078% 6/25 3,000 USD $ – $ 540 $ 540 $ –π
CPURNSA 2.243% 1/26 6,000 USD – 722 722 2
CPURNSA 2.503% 8/26 7,000 USD – 40 40 2
CPURNSA 2.073% 8/27 3,500 USD – 480 480 2
CPURNSA 2.145% 11/27 5,000 USD (1) 630 629 3
CPURNSA 2.415% 2/28 2,500 USD – 30 30 1
CPURNSA 2.565% 4/28 1,500 USD – 4 4 1
CPURNSA 2.370% 2/29 13,400 USD 1 84 85 9
CPURNSA 2.386% 8/29 12,000 USD 1 16 17 9
CPURNSA 1.800% 10/29 3,700 USD – 579 579 3
CPURNSA 2.523% 11/29 2,200 USD 1 (7) (6) 2
CPURNSA 1.884% 11/29 2,000 USD – 298 298 2
CPURNSA 2.464% 12/29 3,000 USD 1 (1) –π 3
CPURNSA 2.438% 2/30 9,500 USD – 95 95 9
CPURNSA 1.291% 5/30 2,000 USD – 411 411 1
CPURNSA 1.629% 6/30 2,000 USD – 372 372 2
CPURNSA 2.663% 8/30 1,200 USD – (10) (10) 1
CPURNSA 2.498% 9/31 7,000 USD – 476 476 7
CPURNSA 2.619% 3/33 5,500 USD 1 (26) (25) 6
CPURNSA 2.495% 5/33 3,500 USD – 5 5 4
CPURNSA 2.650% 8/33 8,500 USD 1 (107) (106) 9
CPURNSA 2.485% 2/34 3,400 USD 1 (3) (2) 4
$ 6 $ 4,628 $ 4,634 $ 82

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 82 $ – $ 82 $ – $ – $ – $ –
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
CPURNSA Bank of America NA 2.140% 7/25 2,900 $ 333 $ 333
CPURNSA Bank of America NA 1.790% 8/25 1,500 226 226
CPURNSA Bank of America NA 2.240% 4/27 3,500 391 391
CPURNSA Bank of America NA 2.218% 4/27 2,000 228 228
CPURNSA Bank of America NA 2.235% 4/27 2,000 225 225
CPURNSA Bank of America NA 2.235% 5/27 5,000 564 564
CPURNSA Barclays Bank PLC 2.895% 12/27 1,700 (216) (216)
CPURNSA Barclays Bank PLC 2.784% 7/44 1,400 (92) (92)
CPURNSA Goldman Sachs International 1.870% 5/26 8,500 1,379 1,379
CPURNSA Goldman Sachs International 1.920% 5/26 7,000 1,090 1,090
CPURNSA Goldman Sachs International 1.770% 6/26 6,000 1,031 1,031
CPURNSA Goldman Sachs International 2.245% 11/26 3,000 351 351
CPURNSA Goldman Sachs International 2.280% 11/26 3,000 338 338
CPURNSA Goldman Sachs International 2.280% 11/26 4,000 451 451
$ 6,299 $ 6,299
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— $ 6,607 $ 6,607 — — $ (308) $ (308)
+ All par is stated in U.S. Dollar unless otherwise noted.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024 the value of these securities (in thousands) was $51,065 representing
12.5% of the net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
µ Perpetual maturity, date shown, if applicable, represents next contractual call date.
β Part or all of the security has been pledged as collateral.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $441,460 and the net unrealized depreciation of investments based on that cost was $31,178 which is comprised of $11,430 aggregate gross unrealized appreciation and
$42,608 aggregate gross unrealized depreciation.
π Amount is less than one thousand.

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Municipal Bonds $ — $ 1,650 $ —
Corporate Bonds — 23,549 —
Governments — 235,630 —
Structured Products — 110,628 —
Short-Term Investments — 27,893 —
Other Financial Instruments^
Total Return Swaps — 11,390 —
Total Assets:
$ — $ 410,740 $ —
Liabilities:
Other Financial Instruments^
Total Return Swaps — (457) —
Total Liabilities:
$ — $ (457) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2024
High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 0.0% ) Shares/ Par
+
Value
$ (000's)
Communication Services (0.0%)
Audacy , Inc. *,Æ 5,845 127
Total 127
Total Common Stocks (Cost: $3,888) 127
Corporate Bonds ( 94.7% )
Basic Materials (3.5%)
Ashland, Inc.  144A  144A
3.375%, 9/1/31 144A 825,000 704
Axalta Coating Systems Dutch Holding BV  144A  144A
7.250%, 2/15/31 144A 425,000 440
Axalta Coating Systems LLC  144A  144A
3.375%, 2/15/29 144A 875,000 794
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding  144A  144A
4.750%, 6/15/27 144A 600,000 588
Cleveland-Cliffs, Inc.  144A  144A
4.625%, 3/1/29 144A 1,225,000 1,137
4.875%, 3/1/31 144A 425,000 379
6.750%, 4/15/30 144A 600,000 587
6.875%, 11/1/29 144A 400,000 396
7.000%, 3/15/32 144A 1,075,000 1,056
7.375%, 5/1/33 144A 650,000 638
Coeur Mining, Inc.  144A  144A
5.125%, 2/15/29 144A 1,950,000 1,868
Element Solutions, Inc.  144A  144A
3.875%, 9/1/28 144A 1,650,000 1,565
H.B. Fuller Co.
4.250%, 10/15/28 525,000 494
Herens Holdco SARL  144A  144A
4.750%, 5/15/28 144A 2,975,000 2,745
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc.  144A  144A
9.000%, 7/1/28 144A 1,625,000 1,645
Olympus Water US Holding Corp.  144A  144A
4.250%, 10/1/28 144A 1,500,000 1,402
6.250%, 10/1/29 144A 1,975,000 1,876
7.125%, 10/1/27 144A 875,000 887
9.750%, 11/15/28 144A 2,125,000 2,255
SNF Group  144A  144A
3.375%, 3/15/30 144A 950,000 832
WR Grace Holdings LLC  144A  144A
4.875%, 6/15/27 144A 675,000 654
5.625%, 8/15/29 144A 1,200,000 1,104
7.375%, 3/1/31 144A 325,000 332
Total 24,378
Communications (11.0%)
Cars.com, Inc.  144A  144A
6.375%, 11/1/28 144A 1,925,000 1,913
CCO Holdings LLC / CCO Holdings Capital
Corp.  144A  144A
4.250%, 2/1/31 144A 325,000 283
4.250%, 1/15/34 144A 1,200,000 974
4.500%, 8/15/30 144A 1,500,000 1,346
4.500%, 5/1/32 1,700,000 1,462
Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Communications continued
4.500%, 6/1/33 144A 1,175,000 989
4.750%, 3/1/30 144A 3,400,000 3,105
5.000%, 2/1/28 144A 2,000,000 1,928
5.125%, 5/1/27 144A 2,225,000 2,186
5.375%, 6/1/29 144A 1,350,000 1,290
5.500%, 5/1/26 144A 275,000 274
Ciena Corp.  144A  144A
4.000%, 1/31/30 144A 325,000 299
CMG Media Corp.  144A  144A
8.875%, 6/18/29 144A 1,475,000 1,107
CSC Holdings LLC  144A  144A
3.375%, 2/15/31 144A 825,000 579
4.125%, 12/1/30 144A 950,000 682
4.500%, 11/15/31 144A 2,750,000 1,980
5.500%, 4/15/27 144A 1,450,000 1,298
5.750%, 1/15/30 144A 3,000,000 1,707
6.500%, 2/1/29 144A 1,100,000 923
Cumulus Media New Holdings, Inc.  144A  144A
8.000%, 7/1/29 144A 356,000 132
DISH DBS Corp.
5.125%, 6/1/29 2,600,000 1,665
7.375%, 7/1/28 550,000 394
Go Daddy Operating Co. LLC / GD Finance
Co., Inc.  144A  144A
5.250%, 12/1/27 144A 1,625,000 1,596
GoTo Group, Inc.  144A  144A
5.500%, 5/1/28 144A 2,059,750 1,221
Gray Television, Inc.  144A  144A
5.375%, 11/15/31 144A 975,000 520
Lamar Media Corp.
3.625%, 1/15/31 425,000 374
4.000%, 2/15/30 100,000 91
4.875%, 1/15/29 675,000 648
Match Group Holdings II LLC  144A  144A
4.125%, 8/1/30 144A 2,175,000 1,927
4.625%, 6/1/28 144A 1,450,000 1,381
5.000%, 12/15/27 144A 525,000 508
Midas OpCo Holdings LLC  144A  144A
5.625%, 8/15/29 144A 5,375,000 5,117
Millennium Escrow Corp.  144A  144A
6.625%, 8/1/26 144A 1,325,000 1,034
Nexstar Media, Inc.  144A  144A
5.625%, 7/15/27 144A 1,125,000 1,097
Outfront Media Capital LLC / Outfront Media
Capital Corp.  144A  144A
4.250%, 1/15/29 144A 1,150,000 1,069
4.625%, 3/15/30 144A 1,400,000 1,294
7.375%, 2/15/31 144A 150,000 157
Scripps Escrow II, Inc.  144A  144A
5.375%, 1/15/31 144A 300,000 152
Scripps Escrow, Inc.  144A  144A
5.875%, 7/15/27 144A 1,100,000 889
Sinclair Television Group, Inc.  144A  144A
4.125%, 12/1/30 144A 150,000 110
5.125%, 2/15/27 144A 1,150,000 1,046
5.500%, 3/1/30 144A 775,000 523

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Communications continued
Sirius XM Radio, Inc.  144A  144A
3.125%, 9/1/26 144A 1,075,000 1,033
3.875%, 9/1/31 144A 2,025,000 1,694
4.000%, 7/15/28 144A 725,000 668
4.125%, 7/1/30 144A 1,525,000 1,331
5.500%, 7/1/29 144A 1,375,000 1,318
Sunrise FinCo I BV  144A  144A
4.875%, 7/15/31 144A 3,225,000 2,925
TEGNA, Inc.
5.000%, 9/15/29 1,025,000 959
Telenet Finance Luxembourg Notes SARL  144A  144A
5.500%, 3/1/28 144A 4,400,000 4,273
Univision Communications, Inc.  144A  144A
4.500%, 5/1/29 144A 1,400,000 1,253
7.375%, 6/30/30 144A 800,000 765
8.000%, 8/15/28 144A 1,475,000 1,502
Viavi Solutions, Inc.  144A  144A
3.750%, 10/1/29 144A 1,175,000 1,060
Virgin Media Finance PLC  144A  144A
5.000%, 7/15/30 144A 2,700,000 2,285
Virgin Media Secured Finance PLC  144A  144A
4.500%, 8/15/30 144A 250,000 216
5.500%, 5/15/29 144A 475,000 446
Virgin Media Vendor Financing Notes IV  144A  144A
5.000%, 7/15/28 144A 1,150,000 1,084
VMED O2 UK Financing I PLC  144A  144A
4.250%, 1/31/31 144A 600,000 512
4.750%, 7/15/31 144A 1,475,000 1,268
VZ Secured Financing BV  144A  144A
5.000%, 1/15/32 144A 1,225,000 1,083
Ziggo Bond Co. BV  144A  144A
5.125%, 2/28/30 144A 1,300,000 1,171
6.000%, 1/15/27 144A 2,025,000 2,009
Ziggo BV  144A  144A
4.875%, 1/15/30 144A 200,000 184
Total 76,309
Consumer, Cyclical (20.1%)
1011778 BC ULC / New Red Finance, Inc.  144A  144A
3.875%, 1/15/28 144A 1,125,000 1,064
4.000%, 10/15/30 144A 5,150,000 4,606
4.375%, 1/15/28 144A 1,175,000 1,122
5.625%, 9/15/29 144A 375,000 369
Academy, Ltd.  144A  144A
6.000%, 11/15/27 144A 1,850,000 1,840
Adient Global Holdings, Ltd.  144A  144A
4.875%, 8/15/26 144A 3,300,000 3,251
7.000%, 4/15/28 144A 350,000 354
8.250%, 4/15/31 144A 675,000 688
Affinity Interactive  144A  144A
6.875%, 12/15/27 144A 1,375,000 1,032
American Airlines, Inc. / AAdvantage Loyalty
IP, Ltd.  144A  144A
5.500%, 4/20/26 144A 825,000 822
5.750%, 4/20/29 144A 200,000 198
American Builders & Contractors Supply Co.,
Inc.  144A  144A
3.875%, 11/15/29 144A 275,000 249
4.000%, 1/15/28 144A 2,050,000 1,964
Aramark Services, Inc.  144A  144A
5.000%, 2/1/28 144A 225,000 219
Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
Asbury Automotive Group, Inc.  144A  144A
4.625%, 11/15/29 144A 1,850,000 1,722
5.000%, 2/15/32 144A 675,000 616
BCPE Empire Holdings, Inc.  144A  144A
7.625%, 5/1/27 144A 4,875,000 4,857
Beacon Roofing Supply, Inc.  144A  144A
6.500%, 8/1/30 144A 425,000 431
Boyd Gaming Corp.
4.750%, 12/1/27 1,650,000 1,595
4.750%, 6/15/31 144A 575,000 532
Caesars Entertainment, Inc.  144A  144A
4.625%, 10/15/29 144A 650,000 609
6.000%, 10/15/32 144A 1,800,000 1,736
6.500%, 2/15/32 144A 1,450,000 1,457
7.000%, 2/15/30 144A 525,000 535
8.125%, 7/1/27 144A 788,000 796
Carnival Corp.  144A  144A
6.000%, 5/1/29 144A 950,000 948
7.000%, 8/15/29 144A 375,000 390
7.625%, 3/1/26 144A 725,000 726
CCM Merger, Inc.  144A  144A
6.375%, 5/1/26 144A 425,000 424
Champ Acquisition Corp.  144A  144A
8.375%, 12/1/31 144A 500,000 510
Churchill Downs, Inc.  144A  144A
5.500%, 4/1/27 144A 225,000 222
5.750%, 4/1/30 144A 500,000 491
6.750%, 5/1/31 144A 2,000,000 2,022
Clarios Global LP  144A  144A
6.750%, 5/15/28 144A 625,000 636
Clarios Global LP / Clarios US Finance Co.  144A  144A
6.250%, 5/15/26 144A 270,000 270
8.500%, 5/15/27 144A 6,450,000 6,460
Dana Financing Luxembourg SARL  144A  144A
5.750%, 4/15/25 144A 325,000 324
Dana, Inc.
5.375%, 11/15/27 150,000 148
Dornoch Debt Merger Sub, Inc.  144A  144A
6.625%, 10/15/29 144A 3,450,000 2,794
Ford Motor Credit Co. LLC
2.700%, 8/10/26 725,000 696
3.375%, 11/13/25 3,250,000 3,199
4.000%, 11/13/30 1,975,000 1,779
4.125%, 8/17/27 1,350,000 1,305
4.271%, 1/9/27 1,675,000 1,641
4.389%, 1/8/26 2,725,000 2,703
5.113%, 5/3/29 1,200,000 1,169
5.125%, 6/16/25 825,000 824
6.800%, 5/12/28 700,000 723
Foundation Building Materials, Inc.  144A  144A
6.000%, 3/1/29 144A 3,625,000 3,177
The Gap, Inc.  144A  144A
3.625%, 10/1/29 144A 1,325,000 1,190
3.875%, 10/1/31 144A 225,000 195
Gates Corp.  144A  144A
6.875%, 7/1/29 144A 1,375,000 1,399
Group 1 Automotive, Inc.  144A  144A
6.375%, 1/15/30 144A 375,000 376
GYP Holdings III Corp.  144A  144A
4.625%, 5/1/29 144A 2,475,000 2,334

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
H&E Equipment Services, Inc.  144A  144A
3.875%, 12/15/28 144A 1,975,000 1,805
Hilton Domestic Operating Co., Inc.  144A  144A
3.625%, 2/15/32 144A 700,000 608
3.750%, 5/1/29 144A 1,150,000 1,060
4.875%, 1/15/30 500,000 480
5.750%, 5/1/28 144A 800,000 800
5.875%, 3/15/33 144A 875,000 861
IHO Verwaltungs GmbH  144A  144A
6.375%, 5/15/29 144A 2,350,000 2,260
8.000%, 11/15/32 144A 1,200,000 1,208
Interface, Inc.  144A  144A
5.500%, 12/1/28 144A 1,350,000 1,320
JB Poindexter & Co., Inc.  144A  144A
8.750%, 12/15/31 144A 1,175,000 1,237
KFC Holding Co. / Pizza Hut Holdings LLC /
Taco Bell of America LLC  144A  144A
4.750%, 6/1/27 144A 550,000 540
Kontoor Brands, Inc.  144A  144A
4.125%, 11/15/29 144A 575,000 529
LCM Investments Holdings II LLC  144A  144A
8.250%, 8/1/31 144A 2,975,000 3,086
Light and Wonder International, Inc.  144A  144A
7.250%, 11/15/29 144A 1,975,000 2,015
7.500%, 9/1/31 144A 725,000 746
MGM Resorts International
6.125%, 9/15/29 1,025,000 1,024
6.500%, 4/15/32 2,075,000 2,068
Midwest Gaming Borrower LLC  144A  144A
4.875%, 5/1/29 144A 1,500,000 1,414
Mohegan Tribal Gaming Authority  144A  144A
8.000%, 2/1/26 144A 3,575,000 3,557
NCL Corp., Ltd.  144A  144A
5.875%, 3/15/26 144A 1,450,000 1,448
6.250%, 3/1/30 144A 175,000 173
7.750%, 2/15/29 144A 525,000 551
8.125%, 1/15/29 144A 575,000 606
NCL Finance, Ltd.  144A  144A
6.125%, 3/15/28 144A 750,000 752
Ontario Gaming GTA LP / OTG Co-Issuer, Inc.  144A  144A
8.000%, 8/1/30 144A 2,025,000 2,082
Patrick Industries, Inc.  144A  144A
6.375%, 11/1/32 144A 1,650,000 1,597
Penn Entertainment, Inc.  144A  144A
4.125%, 7/1/29 144A 1,625,000 1,457
5.625%, 1/15/27 144A 250,000 246
Real Hero Merger Sub 2, Inc.  144A  144A
6.250%, 2/1/29 144A 2,875,000 2,472
Royal Caribbean Cruises, Ltd.  144A  144A
5.375%, 7/15/27 144A 750,000 745
5.500%, 8/31/26 144A 750,000 749
5.625%, 9/30/31 144A 500,000 492
6.000%, 2/1/33 144A 1,275,000 1,272
6.250%, 3/15/32 144A 925,000 936
Scientific Games Holdings LP / Scientific
Games US FinCo , Inc.  144A  144A
6.625%, 3/1/30 144A 2,125,000 2,034
SeaWorld Parks & Entertainment, Inc.  144A  144A
5.250%, 8/15/29 144A 2,900,000 2,768
Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
Six Flags Entertainment Corp.  144A  144A
5.500%, 4/15/27 144A 475,000 472
7.250%, 5/15/31 144A 2,300,000 2,349
Station Casinos LLC  144A  144A
4.500%, 2/15/28 144A 2,000,000 1,898
4.625%, 12/1/31 144A 1,300,000 1,165
6.625%, 3/15/32 144A 250,000 248
Suburban Propane Partners LP / Suburban
Energy Finance Corp.  144A  144A
5.000%, 6/1/31 144A 2,525,000 2,251
5.875%, 3/1/27 900,000 893
Velocity Vehicle Group LLC  144A  144A
8.000%, 6/1/29 144A 925,000 962
White Cap Buyer LLC  144A  144A
6.875%, 10/15/28 144A 1,825,000 1,805
The William Carter Co.  144A  144A
5.625%, 3/15/27 144A 1,275,000 1,264
WMG Acquisition Corp.  144A  144A
3.750%, 12/1/29 144A 800,000 737
3.875%, 7/15/30 144A 325,000 296
Wyndham Hotels & Resorts, Inc.  144A  144A
4.375%, 8/15/28 144A 725,000 689
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.  144A  144A
6.250%, 3/15/33 144A 1,250,000 1,228
7.125%, 2/15/31 144A 1,100,000 1,146
Yum! Brands, Inc.
4.625%, 1/31/32 1,625,000 1,502
4.750%, 1/15/30 144A 725,000 693
ZF North America Capital, Inc.  144A  144A
6.750%, 4/23/30 144A 150,000 144
6.875%, 4/14/28 144A 850,000 848
7.125%, 4/14/30 144A 800,000 785
Total 140,112
Consumer, Non-cyclical (13.2%)
AHP Health Partners, Inc.  144A  144A
5.750%, 7/15/29 144A 1,450,000 1,401
Albertsons Cos., Inc. / Safeway, Inc. /
New  Albertson's LP / Albertson's LLC  144A  144A
3.250%, 3/15/26 144A 350,000 341
3.500%, 3/15/29 144A 750,000 683
5.875%, 2/15/28 144A 700,000 697
6.500%, 2/15/28 144A 1,200,000 1,216
7.500%, 3/15/26 144A 625,000 627
Allied  Universal  Holdco  LLC / Allied
Universal Finance Corp.  144A  144A
6.000%, 6/1/29 144A 3,075,000 2,802
7.875%, 2/15/31 144A 975,000 997
9.750%, 7/15/27 144A 3,075,000 3,096
Avantor Funding, Inc.  144A  144A
3.875%, 11/1/29 144A 1,825,000 1,668
4.625%, 7/15/28 144A 2,350,000 2,243
Bausch Health Cos., Inc.  144A  144A
4.875%, 6/1/28 144A 350,000 280
5.000%, 2/15/29 144A 625,000 369
5.250%, 1/30/30 144A 1,700,000 927
5.750%, 8/15/27 144A 775,000 674
6.125%, 2/1/27 144A 300,000 272
6.250%, 2/15/29 144A 725,000 450
7.250%, 5/30/29 144A 525,000 333

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Bellring Brands, Inc.  144A  144A
7.000%, 3/15/30 144A 2,050,000 2,100
Belron UK Finance PLC  144A  144A
5.750%, 10/15/29 144A 500,000 495
Boost Newco Borrower LLC  144A  144A
7.500%, 1/15/31 144A 3,550,000 3,722
The Brink's Co.  144A  144A
6.500%, 6/15/29 144A 1,075,000 1,089
6.750%, 6/15/32 144A 1,050,000 1,058
Centene Corp.
4.625%, 12/15/29 1,500,000 1,419
CHS / Community Health Systems, Inc.  144A  144A
5.250%, 5/15/30 144A 1,000,000 821
5.625%, 3/15/27 144A 1,300,000 1,248
6.000%, 1/15/29 144A 550,000 492
6.125%, 4/1/30 144A 800,000 549
6.875%, 4/15/29 144A 1,775,000 1,341
Concentra Escrow Issuer Corp.  144A  144A
6.875%, 7/15/32 144A 700,000 715
Edgewell Personal Care Co.  144A  144A
4.125%, 4/1/29 144A 1,000,000 922
5.500%, 6/1/28 144A 875,000 856
Embecta Corp.  144A  144A
6.750%, 2/15/30 144A 950,000 900
Garda World Security Corp.  144A  144A
4.625%, 2/15/27 144A 875,000 850
6.000%, 6/1/29 144A 2,375,000 2,251
7.750%, 2/15/28 144A 600,000 619
8.250%, 8/1/32 144A 300,000 305
8.375%, 11/15/32 144A 2,025,000 2,061
Grifols SA  144A  144A
4.750%, 10/15/28 144A 3,600,000 3,308
HCA, Inc.
5.375%, 2/1/25 1,250,000 1,250
HealthEquity , Inc.  144A  144A
4.500%, 10/1/29 144A 2,225,000 2,086
IQVIA, Inc.  144A  144A
5.000%, 10/15/26 144A 1,375,000 1,356
5.000%, 5/15/27 144A 750,000 736
6.500%, 5/15/30 144A 200,000 204
Jazz Securities DAC  144A  144A
4.375%, 1/15/29 144A 1,400,000 1,320
Medline Borrower LP  144A  144A
3.875%, 4/1/29 144A 1,625,000 1,505
5.250%, 10/1/29 144A 6,000,000 5,790
Medline Borrower LP / Medline Co-Issuer, Inc.  144A  144A
6.250%, 4/1/29 144A 1,150,000 1,162
Molina Healthcare, Inc.  144A  144A
6.250%, 1/15/33 144A 525,000 519
Neogen Food Safety Corp.  144A  144A
8.625%, 7/20/30 144A 675,000 724
Organon & Co. / Organon Foreign Debt Co-
Issuer BV  144A  144A
4.125%, 4/30/28 144A 425,000 399
5.125%, 4/30/31 144A 2,250,000 2,022
6.750%, 5/15/34 144A 300,000 298
7.875%, 5/15/34 144A 500,000 511
Performance Food Group, Inc.  144A  144A
4.250%, 8/1/29 144A 1,425,000 1,322
5.500%, 10/15/27 144A 950,000 942
Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
6.125%, 9/15/32 144A 275,000 275
Post Holdings, Inc.  144A  144A
5.500%, 12/15/29 144A 900,000 871
6.250%, 2/15/32 144A 1,300,000 1,290
6.250%, 10/15/34 144A 375,000 365
6.375%, 3/1/33 144A 1,175,000 1,150
Prestige Brands, Inc.  144A  144A
3.750%, 4/1/31 144A 650,000 571
Raven Acquisition Holdings LLC  144A  144A
6.875%, 11/15/31 144A 2,100,000 2,079
Select Medical Holdings Corp.  144A  144A
6.250%, 12/1/32 144A 1,325,000 1,275
Teleflex, Inc.  144A  144A
4.250%, 6/1/28 144A 250,000 237
4.625%, 11/15/27 450,000 436
Tenet Healthcare Corp.
4.250%, 6/1/29 225,000 211
4.625%, 6/15/28 125,000 120
5.125%, 11/1/27 1,800,000 1,763
6.125%, 10/1/28 2,450,000 2,445
6.125%, 6/15/30 775,000 769
6.250%, 2/1/27 1,125,000 1,124
6.750%, 5/15/31 1,125,000 1,137
United Rentals North America, Inc.
4.875%, 1/15/28 1,225,000 1,192
5.250%, 1/15/30 425,000 413
5.500%, 5/15/27 400,000 398
6.000%, 12/15/29 144A 375,000 378
6.125%, 3/15/34 144A 675,000 670
US Foods, Inc.  144A  144A
4.625%, 6/1/30 144A 700,000 658
4.750%, 2/15/29 144A 1,500,000 1,437
5.750%, 4/15/33 144A 275,000 267
6.875%, 9/15/28 144A 775,000 793
ZipRecruiter, Inc.  144A  144A
5.000%, 1/15/30 144A 975,000 878
Total 91,545
Diversified (0.2%)
Stena International SA  144A  144A
7.250%, 1/15/31 144A 1,475,000 1,505
Total 1,505
Energy (9.5%)
Aethon United BR LP / Aethon United Finance
Corp.  144A  144A
7.500%, 10/1/29 144A 1,525,000 1,560
Antero Midstream Partners LP / Antero
Midstream Finance Corp.  144A  144A
5.375%, 6/15/29 144A 975,000 949
5.750%, 3/1/27 144A 2,375,000 2,364
5.750%, 1/15/28 144A 2,600,000 2,579
6.625%, 2/1/32 144A 225,000 227
Antero Resources Corp.  144A  144A
5.375%, 3/1/30 144A 625,000 604
7.625%, 2/1/29 144A 244,000 250
Archrock Partners LP  144A  144A
6.250%, 4/1/28 144A 1,975,000 1,964
6.875%, 4/1/27 144A 3,275,000 3,292

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.  144A  144A
5.875%, 6/30/29 144A 825,000 803
6.625%, 10/15/32 144A 550,000 547
8.250%, 12/31/28 144A 575,000 587
9.000%, 11/1/27 144A 400,000 484
Blue Racer Midstream LLC / Blue Racer
Finance Corp.  144A  144A
7.000%, 7/15/29 144A 400,000 409
7.250%, 7/15/32 144A 950,000 976
Cheniere Energy Partners LP
4.500%, 10/1/29 725,000 702
Chesapeake Energy Corp. Escrow
7.000%, 10/1/24 * 1,000,000 3
Chord Energy Corp.  144A  144A
6.375%, 6/1/26 144A 525,000 525
Civitas Resources, Inc.  144A  144A
8.375%, 7/1/28 144A 1,575,000 1,636
8.625%, 11/1/30 144A 575,000 602
8.750%, 7/1/31 144A 300,000 313
CNX Midstream Partners LP  144A  144A
4.750%, 4/15/30 144A 2,250,000 2,052
Comstock Resources, Inc.  144A  144A
5.875%, 1/15/30 144A 475,000 443
6.750%, 3/1/29 144A 2,175,000 2,120
DT Midstream, Inc.  144A  144A
4.375%, 6/15/31 144A 1,450,000 1,323
Energy Transfer LP  144A  144A
7.375%, 2/1/31 144A 750,000 784
EQM Midstream Partners LP  144A  144A
4.500%, 1/15/29 144A 278,000 265
4.750%, 1/15/31 144A 1,325,000 1,246
6.375%, 4/1/29 144A 600,000 602
6.500%, 7/1/27 144A 1,825,000 1,849
7.500%, 6/1/27 144A 975,000 994
7.500%, 6/1/30 144A 175,000 186
Expand Energy Corp.
4.750%, 2/1/32 350,000 326
5.375%, 3/15/30 300,000 293
5.875%, 2/1/29 144A 225,000 223
Hess Midstream Operations LP  144A  144A
4.250%, 2/15/30 144A 625,000 576
5.125%, 6/15/28 144A 1,300,000 1,264
5.500%, 10/15/30 144A 475,000 459
6.500%, 6/1/29 144A 200,000 202
HF Sinclair Corp.
5.000%, 2/1/28 1,725,000 1,704
6.375%, 4/15/27 425,000 431
Kodiak Gas Services LLC  144A  144A
7.250%, 2/15/29 144A 2,050,000 2,091
Matador Resources Co.  144A  144A
6.250%, 4/15/33 144A 675,000 654
6.500%, 4/15/32 144A 1,000,000 989
Nabors Industries, Ltd.  144A  144A
7.375%, 5/15/27 144A 225,000 225
7.500%, 1/15/28 144A 1,250,000 1,157
8.875%, 8/15/31 144A 450,000 418
9.125%, 1/31/30 144A 100,000 102
Northriver Midstream Finance LP  144A  144A
6.750%, 7/15/32 144A 1,700,000 1,710
Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Occidental Petroleum Corp.
5.875%, 9/1/25 885,000 888
Permian Resources Operating LLC  144A  144A
5.375%, 1/15/26 144A 825,000 818
6.250%, 2/1/33 144A 600,000 592
7.000%, 1/15/32 144A 325,000 330
Precision Drilling Corp.  144A  144A
7.125%, 1/15/26 144A 882,000 881
Range Resources Corp.  144A  144A
4.750%, 2/15/30 144A 475,000 446
4.875%, 5/15/25 350,000 349
8.250%, 1/15/29 1,125,000 1,158
Rockcliff Energy II LLC  144A  144A
5.500%, 10/15/29 144A 1,650,000 1,541
Sitio Royalties Operating Partnership LP / Sitio
Finance Corp.  144A  144A
7.875%, 11/1/28 144A 600,000 617
SM Energy Co.
6.625%, 1/15/27 250,000 250
6.750%, 9/15/26 1,100,000 1,099
6.750%, 8/1/29 144A 575,000 569
7.000%, 8/1/32 144A 525,000 518
Solaris Midstream Holdings LLC  144A  144A
7.625%, 4/1/26 144A 775,000 776
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.
5.500%, 3/1/30 1,900,000 1,906
6.500%, 7/15/27 300,000 302
TerraForm Power Operating LLC  144A  144A
4.750%, 1/15/30 144A 1,725,000 1,594
5.000%, 1/31/28 144A 1,775,000 1,710
USA Compression Partners LP / USA
Compression Finance Corp.
6.875%, 9/1/27 1,625,000 1,630
7.125%, 3/15/29 144A 2,175,000 2,213
Total 66,251
Financial (11.7%)
Acrisure LLC / Acrisure Finance, Inc.  144A  144A
7.500%, 11/6/30 144A 2,400,000 2,471
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer  144A  144A
5.875%, 11/1/29 144A 575,000 552
6.500%, 10/1/31 144A 375,000 371
6.750%, 10/15/27 144A 275,000 273
7.000%, 1/15/31 144A 2,225,000 2,234
7.375%, 10/1/32 144A 1,550,000 1,564
Ally Financial, Inc.
5.750%, 11/20/25 1,475,000 1,483
AmWINS Group, Inc.  144A  144A
4.875%, 6/30/29 144A 2,950,000 2,770
6.375%, 2/15/29 144A 1,225,000 1,233
Ardonagh Finco , Ltd.  144A  144A
7.750%, 2/15/31 144A 800,000 824
Ardonagh Group Finance, Ltd.  144A  144A
8.875%, 2/15/32 144A 5,925,000 6,156
AssuredPartners , Inc.  144A  144A
5.625%, 1/15/29 144A 1,900,000 1,920
7.500%, 2/15/32 144A 1,125,000 1,211

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Baldwin Insurance Group Holdings LLC /
Baldwin Insurance Group Holdings Finance  144A  144A
7.125%, 5/15/31 144A 2,425,000 2,475
BroadStreet Partners, Inc.  144A  144A
5.875%, 4/15/29 144A 6,075,000 5,877
HUB International, Ltd.  144A  144A
5.625%, 12/1/29 144A 3,075,000 2,983
7.250%, 6/15/30 144A 3,475,000 3,561
7.375%, 1/31/32 144A 4,625,000 4,697
Iron Mountain, Inc.  144A  144A
6.250%, 1/15/33 144A 725,000 722
7.000%, 2/15/29 144A 3,125,000 3,193
Jones Deslauriers Insurance Management,
Inc.  144A  144A
8.500%, 3/15/30 144A 1,800,000 1,893
10.500%, 12/15/30 144A 2,200,000 2,379
Macquarie Airfinance Holdings, Ltd.  144A  144A
6.400%, 3/26/29 144A 175,000 180
6.500%, 3/26/31 144A 175,000 181
8.125%, 3/30/29 144A 150,000 159
Navient Corp.
5.000%, 3/15/27 675,000 662
5.500%, 3/15/29 1,200,000 1,132
6.750%, 6/25/25 1,300,000 1,301
6.750%, 6/15/26 500,000 505
Panther Escrow Issuer LLC  144A  144A
7.125%, 6/1/31 144A 4,475,000 4,520
RHP Hotel Properties LP / RHP Finance Corp.  144A  144A
6.500%, 4/1/32 144A 825,000 829
7.250%, 7/15/28 144A 825,000 847
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer, Inc.  144A  144A
2.875%, 10/15/26 144A 1,800,000 1,708
3.625%, 3/1/29 144A 1,475,000 1,336
3.875%, 3/1/31 144A 1,525,000 1,329
4.000%, 10/15/33 144A 1,200,000 999
Ryan Specialty LLC  144A  144A
4.375%, 2/1/30 144A 800,000 751
5.875%, 8/1/32 144A 1,400,000 1,385
United Wholesale Mortgage LLC  144A  144A
5.500%, 11/15/25 144A 2,125,000 2,115
5.500%, 4/15/29 144A 1,375,000 1,325
5.750%, 6/15/27 144A 950,000 938
USI, Inc.  144A  144A
7.500%, 1/15/32 144A 4,600,000 4,757
UWM Holdings LLC  144A  144A
6.625%, 2/1/30 144A 1,275,000 1,267
VICI Properties LP / VICI Note Co., Inc.  144A  144A
4.250%, 12/1/26 144A 625,000 615
4.500%, 9/1/26 144A 450,000 445
4.625%, 6/15/25 144A 400,000 398
5.750%, 2/1/27 144A 225,000 227
XHR LP  144A  144A
6.625%, 5/15/30 144A 725,000 727
Total 81,480
Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Industrial (12.8%)
ARD Finance SA  144A  144A
6.500%, 6/30/27 144A Þ 2,598,100 364
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC  144A  144A
4.000%, 9/1/29 144A 2,250,000 1,933
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.  144A  144A
5.250%, 8/15/27 144A 4,375,000 2,484
Ball Corp.
2.875%, 8/15/30 700,000 599
6.000%, 6/15/29 750,000 755
6.875%, 3/15/28 675,000 690
Berry Global, Inc.  144A  144A
4.875%, 7/15/26 144A 524,000 522
5.625%, 7/15/27 144A 1,150,000 1,144
Camelot Return Merger Sub, Inc.  144A  144A
8.750%, 8/1/28 144A 1,225,000 1,174
Clearwater Paper Corp.  144A  144A
4.750%, 8/15/28 144A 1,875,000 1,771
Clydesdale Acquisition Holdings, Inc.  144A  144A
6.875%, 1/15/30 144A 725,000 730
8.750%, 4/15/30 144A 5,750,000 5,812
Coherent Corp.  144A  144A
5.000%, 12/15/29 144A 2,575,000 2,457
CP Atlas Buyer, Inc.  144A  144A
7.000%, 12/1/28 144A 3,025,000 2,660
Crown Americas LLC
5.250%, 4/1/30 400,000 389
Crown Americas LLC / Crown Americas
Capital Corp. VI
4.750%, 2/1/26 1,175,000 1,162
EMRLD Borrower LP / Emerald Co-Issuer, Inc.  144A  144A
6.625%, 12/15/30 144A 4,225,000 4,231
6.750%, 7/15/31 144A 200,000 201
Energizer Holdings, Inc.  144A  144A
4.375%, 3/31/29 144A 2,525,000 2,345
4.750%, 6/15/28 144A 1,400,000 1,334
6.500%, 12/31/27 144A 1,650,000 1,652
Goat Holdco LLC  144A  144A
6.750%, 2/1/32 144A 550,000 545
Graphic Packaging International LLC  144A  144A
3.500%, 3/15/28 144A 425,000 398
3.500%, 3/1/29 144A 450,000 411
3.750%, 2/1/30 144A 175,000 158
4.750%, 7/15/27 144A 500,000 488
Hillenbrand, Inc.
6.250%, 2/15/29 1,825,000 1,824
Madison IAQ LLC  144A  144A
4.125%, 6/30/28 144A 250,000 237
5.875%, 6/30/29 144A 4,875,000 4,603
Masterbrand, Inc.  144A  144A
7.000%, 7/15/32 144A 450,000 453
Mauser Packaging Solutions Holding Co.  144A  144A
7.875%, 4/15/27 144A 1,425,000 1,454
9.250%, 4/15/27 144A 1,400,000 1,416
Miter Brands Acquisition Holdco, Inc. / MIWD
Borrower LLC  144A  144A
6.750%, 4/1/32 144A 575,000 578
MIWD Holdco II LLC / MIWD Finance Corp.  144A  144A
5.500%, 2/1/30 144A 1,575,000 1,488

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
OI European Group BV  144A  144A
4.750%, 2/15/30 144A 450,000 401
Owens-Brockway Glass Container, Inc.  144A  144A
6.625%, 5/13/27 144A 775,000 772
7.250%, 5/15/31 144A 1,825,000 1,776
7.375%, 6/1/32 144A 400,000 382
Sealed Air Corp.  144A  144A
5.000%, 4/15/29 144A 550,000 529
6.125%, 2/1/28 144A 550,000 552
6.500%, 7/15/32 144A 1,400,000 1,402
7.250%, 2/15/31 144A 575,000 593
Sensata Technologies BV  144A  144A
5.875%, 9/1/30 144A 1,700,000 1,657
Sensata Technologies, Inc.  144A  144A
3.750%, 2/15/31 144A 225,000 197
6.625%, 7/15/32 144A 250,000 250
SPX FLOW, Inc.  144A  144A
8.750%, 4/1/30 144A 2,950,000 3,023
Standard Industries, Inc.  144A  144A
3.375%, 1/15/31 144A 725,000 622
4.375%, 7/15/30 144A 1,200,000 1,099
4.750%, 1/15/28 144A 1,325,000 1,268
5.000%, 2/15/27 144A 3,000,000 2,936
6.500%, 8/15/32 144A 700,000 701
TransDigm , Inc.
4.625%, 1/15/29 1,250,000 1,170
4.875%, 5/1/29 275,000 260
5.500%, 11/15/27 1,250,000 1,228
6.000%, 1/15/33 144A 275,000 270
6.375%, 3/1/29 144A 1,025,000 1,027
6.625%, 3/1/32 144A 2,225,000 2,245
6.750%, 8/15/28 144A 1,000,000 1,009
6.875%, 12/15/30 144A 3,850,000 3,907
Trivium Packaging Finance BV  144A  144A
5.500%, 8/15/26 144A 525,000 517
8.500%, 8/15/27 144A 4,325,000 4,318
TTM Technologies, Inc.  144A  144A
4.000%, 3/1/29 144A 1,675,000 1,554
Watco Cos. LLC / Watco Finance Corp.  144A  144A
7.125%, 8/1/32 144A 1,150,000 1,185
WESCO Distribution, Inc.  144A  144A
6.375%, 3/15/29 144A 1,150,000 1,165
6.625%, 3/15/32 144A 1,375,000 1,398
7.250%, 6/15/28 144A 1,075,000 1,093
Total 88,968
Technology (10.4%)
Amentum Holdings, Inc.  144A  144A
7.250%, 8/1/32 144A 1,350,000 1,360
AthenaHealth Group, Inc.  144A  144A
6.500%, 2/15/30 144A 5,875,000 5,583
Capstone Borrower, Inc.  144A  144A
8.000%, 6/15/30 144A 1,800,000 1,863
Central Parent LLC / CDK Global II LLC / CDK
Financing Co., Inc.  144A  144A
8.000%, 6/15/29 144A 775,000 786
Central Parent, Inc. / Central Merger Sub, Inc.  144A  144A
7.250%, 6/15/29 144A 2,575,000 2,545
Clarivate Science Holdings Corp.  144A  144A
3.875%, 7/1/28 144A 350,000 326
4.875%, 7/1/29 144A 3,850,000 3,589
Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Technology continued
Cloud Software Group, Inc.  144A  144A
6.500%, 3/31/29 144A 3,125,000 3,067
8.250%, 6/30/32 144A 700,000 721
9.000%, 9/30/29 144A 3,450,000 3,503
Consensus Cloud Solutions, Inc.  144A  144A
6.000%, 10/15/26 144A 1,900,000 1,875
6.500%, 10/15/28 144A 2,225,000 2,206
The Dun & Bradstreet Corp.  144A  144A
5.000%, 12/15/29 144A 2,375,000 2,262
Elastic NV  144A  144A
4.125%, 7/15/29 144A 2,500,000 2,318
Ellucian Holdings, Inc.  144A  144A
6.500%, 12/1/29 144A 525,000 525
Entegris , Inc.  144A  144A
3.625%, 5/1/29 144A 725,000 657
4.750%, 4/15/29 144A 850,000 814
5.950%, 6/15/30 144A 2,725,000 2,703
Fortress Intermediate 3, Inc.  144A  144A
7.500%, 6/1/31 144A 1,650,000 1,682
Helios Software Holdings, Inc. / ION Corporate
Solutions Finance SARL  144A  144A
4.625%, 5/1/28 144A 950,000 872
Insight Enterprises, Inc.  144A  144A
6.625%, 5/15/32 144A 875,000 880
McAfee Corp.  144A  144A
7.375%, 2/15/30 144A 6,525,000 6,337
NCR Atleos Corp.  144A  144A
9.500%, 4/1/29 144A 950,000 1,029
NCR Voyix Corp.  144A  144A
5.000%, 10/1/28 144A 1,375,000 1,323
5.125%, 4/15/29 144A 500,000 478
Open Text Corp.  144A  144A
3.875%, 2/15/28 144A 1,675,000 1,571
3.875%, 12/1/29 144A 125,000 113
6.900%, 12/1/27 144A 450,000 465
Open Text Holdings, Inc.  144A  144A
4.125%, 2/15/30 144A 1,250,000 1,134
4.125%, 12/1/31 144A 300,000 266
Rocket Software, Inc.  144A  144A
6.500%, 2/15/29 144A 3,675,000 3,460
9.000%, 11/28/28 144A 950,000 984
Science Applications International Corp.  144A  144A
4.875%, 4/1/28 144A 875,000 842
Seagate HDD Cayman
8.250%, 12/15/29 75,000 80
8.500%, 7/15/31 700,000 749
9.625%, 12/1/32 2,302,125 2,594
SS&C Technologies, Inc.  144A  144A
5.500%, 9/30/27 144A 3,850,000 3,813
6.500%, 6/1/32 144A 625,000 630
Synaptics , Inc.  144A  144A
4.000%, 6/15/29 144A 1,500,000 1,367
UKG, Inc.  144A  144A
6.875%, 2/1/31 144A 4,275,000 4,337
Zebra Technologies Corp.  144A  144A
6.500%, 6/1/32 144A 525,000 533
Total 72,242

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (94.7%) Shares/ Par
+
Value
$ (000’s)
Utilities (2.3%)
Calpine Corp.  144A  144A
3.750%, 3/1/31 144A 1,250,000 1,117
4.500%, 2/15/28 144A 1,575,000 1,511
4.625%, 2/1/29 144A 350,000 330
5.000%, 2/1/31 144A 600,000 564
5.125%, 3/15/28 144A 1,075,000 1,043
5.250%, 6/1/26 144A 100,000 100
NextEra Energy Operating Partners LP  144A  144A
4.500%, 9/15/27 144A 700,000 668
7.250%, 1/15/29 144A 1,925,000 1,969
NRG Energy, Inc.  144A  144A
3.875%, 2/15/32 144A 207,000 181
5.250%, 6/15/29 144A 775,000 753
5.750%, 1/15/28 400,000 399
5.750%, 7/15/29 144A 350,000 340
6.000%, 2/1/33 144A 575,000 558
6.250%, 11/1/34 144A 725,000 711
TransAlta Corp.
7.750%, 11/15/29 350,000 365
Vistra Operations Co. LLC  144A  144A
5.000%, 7/31/27 144A 1,100,000 1,079
5.500%, 9/1/26 144A 1,400,000 1,396
5.625%, 2/15/27 144A 1,925,000 1,917
7.750%, 10/15/31 144A 875,000 918
Total 15,919
Total Corporate Bonds (Cost: $682,855) 658,709
144A 144A 144A
Warrants ( –% ) Shares/ Par
+
Value
$ (000's)
Communications (–%)
Audacy , Inc. *,Æ 8,266 –π
Total –π
Total Warrants (Cost: $2) –π
Total Investments (94.7%) (Cost: $686,745)
@
658,836
Other Assets, Less Liabilities (5.3%) 36,941
Net Assets (100.0%) 695,777
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024 the value of these securities (in thousands) was $589,808 representing
84.8% of the net assets.
Þ PIK - Payment In Kind. PIK rate of ARD Finance SA is 7.25%.
π Amount is less than one thousand.
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $686,487 and the net unrealized depreciation of investments based on that cost was $27,652 which is comprised of $5,980 aggregate gross unrealized appreciation and
$33,632 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ — $ — $ 127
Corporate Bonds — 658,709 —
Warrants — — — π
Total Assets:
$ — $ 658,709 $ 127
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended December 31, 2024.

Schedule of Investments
December 31, 2024
Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 0.1% ) Shares/ Par
+
Value
$ (000's)
Financials (0.1%)
ADLER Group SA *,Æ 1,562,614 –
DrillCo Holding Lux SA - Class B *,Æ,δ 2,686 67
DrillCo Holding Lux SA - Class C *,Æ,δ 24,180 608
Total 675
Health Care (0.0%)
AmSurg Corp. *,Æ,δ 9,484 434
Total 434
Real Estate (–%)
Corestate Capital Holding SA *,Æ,δ 421,967 –π
Total –π
Telecommunications (0.0%)
Intelsat Emergence SA *,Æ 9,447 312
Total 312
Total Common Stocks (Cost: $1,784) 1,421
Corporate Bonds ( 45.3% )
Basic Materials (0.5%)
ALROSA Finance SA  144A  144A
3.100%, 6/25/27 144A Æ,φ 8,500,000 425
4.650%, 4/9/24 144A Æ,φ 500,000 25
Cerdia Finanz GmbH  144A  144A
9.375%, 10/3/31 144A 1,300,000 1,353
Ingevity Corp.  144A  144A
3.875%, 11/1/28 144A 400,000 366
MMK International Capital DAC  144A  144A
4.375%, 6/13/24 144A Æ,φ 1,400,000 70
Olympus Water US Holding Corp.  144A  144A
4.250%, 10/1/28 144A 1,200,000 1,121
Sasol Financing USA LLC
6.500%, 9/27/28 2,000,000 1,920
Sociedad Quimica y Minera de Chile SA  144A  144A
5.500%, 9/10/34 144A 1,300,000 1,232
Total 6,512
Communications (3.0%)
Altice France SA
4.000%, 7/15/29 EUR §,∞ 3,250,000 2,543
4.250%, 10/15/29 EUR §,∞ 400,000 313
AMC Networks, Inc.
4.250%, 2/15/29 500,000 392
AT&T, Inc.
3.500%, 9/15/53 237,000 160
3.650%, 9/15/59 6,663,000 4,413
3.800%, 12/1/57 115,000 79
CCO Holdings LLC / CCO Holdings Capital
Corp.  144A  144A
4.250%, 2/1/31 144A 2,500,000 2,179
4.500%, 6/1/33 144A 800,000 673
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
3.700%, 4/1/51 300,000 187
3.850%, 4/1/61 1,800,000 1,085
Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Communications continued
4.200%, 3/15/28 1,700,000 1,643
EchoStar Corp.
10.750%, 11/30/29 250,000 269
Gray Television, Inc.  144A  144A
5.375%, 11/15/31 144A 750,000 400
Intelsat Jackson Holdings SA  144A  144A
6.500%, 3/15/30 144A 703,000 648
Level 3 Financing, Inc.  144A  144A
11.000%, 11/15/29 144A 1,100,000 1,237
Prosus NV  144A  144A
3.257%, 1/19/27 144A 500,000 478
Sirius XM Radio, Inc.  144A  144A
4.000%, 7/15/28 144A 400,000 368
Sprint Spectrum Co. LLC / Sprint Spectrum
Co. II LLC / Sprint Spectrum Co. III LLC  144A  144A
5.152%, 3/20/28 144A 845,000 848
Sunrise FinCo I BV  144A  144A
4.875%, 7/15/31 144A 725,000 658
Telecom Italia SpA
7.875%, 7/31/28 EUR §,∞ 1,250,000 1,464
T-Mobile USA, Inc.
4.700%, 1/15/35 2,000,000 1,892
5.050%, 7/15/33 750,000 734
5.650%, 1/15/53 1,000,000 968
Uber Technologies, Inc.
4.800%, 9/15/34 1,100,000 1,053
Verizon Communications, Inc.
2.355%, 3/15/32 3,500,000 2,903
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞ 1,200,000 1,285
4.250%, 1/15/30 GBP §,∞ 3,200,000 3,515
VMED O2 UK Financing I PLC
4.000%, 1/31/29 GBP §,∞ 3,100,000 3,454
4.500%, 7/15/31 GBP §,∞ 400,000 427
4.750%, 7/15/31 144A 1,100,000 946
Vodafone Group PLC  α
7.000%, (USD 5 Year Swap Rate plus
4.873%), 4/4/79 α 1,700,000 1,741
Total 38,955
Consumer, Cyclical (5.0%)
1011778 BC ULC / New Red Finance, Inc.  144A  144A
5.625%, 9/15/29 144A 1,500,000 1,478
Air Canada Pass-Through Trust, Series 2020-
2, Class A  144A  144A
5.250%, 10/1/30 144A 522,318 521
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A  144A  144A
4.800%, 2/15/29 144A 137,289 136
American Airlines Pass-Through Trust, Series
2014-1, Class A
3.700%, 4/1/28 144,784 141
American Airlines Pass-Through Trust, Series
2015-1, Class A
3.375%, 11/1/28 262,344 251

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
American Airlines Pass-Through Trust, Series
2016-1, Class AA
3.575%, 7/15/29 681,351 655
American Airlines Pass-Through Trust, Series
2017-2, Class AA
3.350%, 4/15/31 713,026 668
American Builders & Contractors Supply Co.,
Inc.  144A  144A
3.875%, 11/15/29 144A 1,400,000 1,270
Azelis Finance NV  144A  144A
4.750%, 9/25/29 144A EUR ∞ 1,000,000 1,065
British Airways Pass-Through Trust, Series
2020-1, Class A  144A  144A
2.900%, 9/15/36 144A 345,238 305
4.250%, 5/15/34 144A 92,646 88
Carnival Corp.  144A  144A
4.000%, 8/1/28 144A 3,300,000 3,128
Flutter Treasury DAC  144A  144A
6.375%, 4/29/29 144A 1,200,000 1,218
Ford Motor Credit Co. LLC
2.386%, 2/17/26 EUR ∞ 100,000 103
3.625%, 6/17/31 2,900,000 2,508
3.815%, 11/2/27 300,000 287
4.134%, 8/4/25 200,000 199
4.389%, 1/8/26 800,000 794
4.535%, 3/6/25 GBP ∞ 100,000 125
7.200%, 6/10/30 25,000 26
7.350%, 11/4/27 50,000 52
7.350%, 3/6/30 25,000 26
Hilton Domestic Operating Co., Inc.  144A  144A
3.625%, 2/15/32 144A 2,900,000 2,519
IGT Lottery Holdings BV
4.250%, 3/15/30 EUR §,∞ 1,200,000 1,264
JetBlue Airways Corp.
4.000%, 5/15/34 664,427 624
JetBlue Airways Corp. / JetBlue Loyalty LP  144A  144A
9.875%, 9/20/31 144A 600,000 637
John Lewis PLC
4.250%, 12/18/34 GBP §,∞ 1,200,000 1,145
Las Vegas Sands Corp.
3.900%, 8/8/29 100,000 93
Marks & Spencer PLC
4.500%, 7/10/27 GBP §,∞ 300,000 362
Melco Resorts Finance, Ltd.  144A  144A
4.875%, 6/6/25 144A 5,700,000 5,664
Mitchells & Butlers Finance PLC
5.187%, (US SOFR plus 0.712%), 12/15/30
§ 116,460 109
5.274%, (SONIO plus 0.569%), 12/15/30
GBP §,∞ 640,530 768
6.469%, 9/15/32 GBP §,∞ 200,000 242
NCL Corp., Ltd.  144A  144A
8.125%, 1/15/29 144A 1,200,000 1,264
Nissan Motor Acceptance Corp.  144A  144A
2.000%, 3/9/26 144A 400,000 384
Nissan Motor Co., Ltd.  144A  144A
4.345%, 9/17/27 144A 3,500,000 3,369
Renault SA
2.375%, 5/25/26 EUR §,∞ 3,900,000 3,987
Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
Ritchie Bros Holdings, Inc.  144A  144A
7.750%, 3/15/31 144A 1,500,000 1,569
Rivian Holdings LLC / Rivian LLC / Rivian
Automotive LLC  144A  144A
10.502%, (CME Term SOFR 6 Month plus
6.053%), 10/15/26 144A 1,900,000 1,904
Royal Caribbean Cruises, Ltd.  144A  144A
5.625%, 9/30/31 144A 1,500,000 1,475
Sands China, Ltd.
2.300%, 3/8/27 400,000 373
3.250%, 8/8/31 1,100,000 941
3.800%, 1/8/26 1,700,000 1,667
5.400%, 8/8/28 450,000 445
Spirit Airlines Pass-Through Trust, Series
2015-1, Class A
4.100%, 10/1/29 φ 1,390,360 1,292
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman,
Ltd.  144A  144A
8.000%, 9/20/25 144A φ 775,000 601
United Airlines Pass-Through Trust, Series
2014-1, Class A
4.000%, 10/11/27 481,797 476
United Airlines Pass-Through Trust, Series
2019-2, Class A
2.900%, 11/1/29 77,648 71
United Airlines Pass-Through Trust, Series
2020-1, Class A
5.875%, 4/15/29 1,319,307 1,347
United Airlines Pass-Through Trust, Series
2023-1, Class A
5.800%, 7/15/37 3,617,331 3,689
Viking Cruises, Ltd.  144A  144A
9.125%, 7/15/31 144A 425,000 457
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25 GBP ∞ 900,000 1,105
8.125%, 8/15/29 1,250,000 1,237
Wynn Macau, Ltd.  144A  144A
5.500%, 1/15/26 144A 200,000 198
5.500%, 1/15/26 § 500,000 495
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.  144A  144A
5.125%, 10/1/29 144A 800,000 766
6.250%, 3/15/33 144A 1,700,000 1,670
7.125%, 2/15/31 144A 1,000,000 1,041
ZF Europe Finance BV
2.000%, 2/23/26 EUR §,∞ 2,000,000 2,015
ZF Finance GmbH
2.750%, 5/25/27 EUR §,∞ 1,500,000 1,480
3.750%, 9/21/28 EUR §,∞ 2,000,000 1,966
Total 65,755
Consumer, Non-cyclical (5.9%)
Abertis Infraestructuras SA
3.375%, 11/27/26 GBP §,∞ 2,100,000 2,542
Albion Financing 1 SARL / Aggreko Holdings,
Inc.
5.250%, 10/15/26 EUR §,∞ 1,600,000 1,672
6.125%, 10/15/26 144A 300,000 300
Amgen, Inc.
5.650%, 3/2/53 1,000,000 963

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Ashtead Capital, Inc.  144A  144A
5.800%, 4/15/34 144A 1,000,000 1,001
Bacardi, Ltd.  144A  144A
4.700%, 5/15/28 144A 2,900,000 2,859
Bausch & Lomb Corp.  144A  144A
8.375%, 10/1/28 144A 700,000 725
Bayer US Finance LLC  144A  144A
6.125%, 11/21/26 144A 2,100,000 2,140
6.375%, 11/21/30 144A 400,000 412
Belron UK Finance PLC  144A  144A
5.750%, 10/15/29 144A 1,300,000 1,287
Block, Inc.  144A  144A
6.500%, 5/15/32 144A 2,700,000 2,726
Boels Topholding BV
5.750%, 5/15/30 EUR §,∞ 1,300,000 1,405
Boost Newco Borrower LLC  144A  144A
7.500%, 1/15/31 144A 2,000,000 2,097
Boparan Finance PLC  144A  144A
9.375%, 11/7/29 144A GBP ∞ 1,200,000 1,452
Centene Corp.
2.500%, 3/1/31 1,000,000 827
4.250%, 12/15/27 200,000 194
4.625%, 12/15/29 500,000 473
Cheplapharm Arzneimittel GmbH
7.500%, 5/15/30 EUR §,∞ 600,000 612
CHS / Community Health Systems, Inc.  144A  144A
6.000%, 1/15/29 144A 700,000 627
10.875%, 1/15/32 144A 500,000 516
Constellation Brands, Inc.
3.700%, 12/6/26 200,000 197
Coty, Inc. / HFC Prestige Products, Inc. / HFC
Prestige International US LLC  144A  144A
6.625%, 7/15/30 144A 2,300,000 2,331
CVS Pass-Through Trust  144A  144A
4.704%, 1/10/36 144A 314,965 292
5.926%, 1/10/34 144A 513,560 509
7.507%, 1/10/32 144A 49,241 52
DCLI Bidco LLC  144A  144A
7.750%, 11/15/29 144A 1,300,000 1,329
Elevance Health, Inc.
4.750%, 2/15/33 900,000 863
5.200%, 2/15/35 975,000 952
ELO SACA
4.875%, 12/8/28 EUR §,∞ 1,200,000 1,020
Flora Food Management BV
6.875%, 7/2/29 EUR §,∞ 1,200,000 1,296
Global Medical Response, Inc.  144A  144A
8.750%, 10/31/28 144A Þ 1,257,960 1,256
HCA, Inc.
4.625%, 3/15/52 300,000 234
5.200%, 6/1/28 2,500,000 2,506
5.450%, 4/1/31 1,200,000 1,198
IQVIA, Inc.
5.700%, 5/15/28 1,700,000 1,719
Kraft Heinz Foods Co.
4.375%, 6/1/46 1,500,000 1,214
LifePoint Health, Inc.  144A  144A
11.000%, 10/15/30 144A 500,000 549
Market Bidco Finco PLC
4.750%, 11/4/27 EUR §,∞ 1,698,000 1,719
Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Medline Borrower LP / Medline Co-Issuer, Inc.  144A  144A
6.250%, 4/1/29 144A 2,000,000 2,021
Mundys SpA
1.875%, 7/13/27 EUR §,∞ 400,000 401
1.875%, 2/12/28 EUR §,∞ 5,500,000 5,433
Nexi SpA
2.125%, 4/30/29 EUR §,∞ 3,525,000 3,473
Nidda Healthcare Holding GmbH
5.625%, 2/21/30 EUR §,∞ 1,300,000 1,390
Organon & Co. / Organon Foreign Debt Co-
Issuer BV
2.875%, 4/30/28 EUR §,∞ 2,800,000 2,823
4.125%, 4/30/28 144A 2,000,000 1,879
Perrigo Finance Unlimited Co.
4.900%, 6/15/30 200,000 187
Picard Groupe SAS
6.375%, 7/1/29 EUR §,∞ 900,000 969
Post Holdings, Inc.  144A  144A
5.500%, 12/15/29 144A 1,700,000 1,645
Prime Healthcare Services  144A  144A
9.375%, 9/1/29 144A 1,000,000 973
Prime Security Services Borrower LLC / Prime
Finance, Inc.  144A  144A
3.375%, 8/31/27 144A 1,350,000 1,263
Raven Acquisition Holdings LLC  144A  144A
6.875%, 11/15/31 144A 2,300,000 2,277
Sartorius Finance BV
4.500%, 9/14/32 EUR §,∞ 2,000,000 2,183
Star Parent, Inc.  144A  144A
9.000%, 10/1/30 144A 1,300,000 1,350
Stryker Corp.
4.250%, 9/11/29 1,300,000 1,265
Teva Pharmaceutical Finance Netherlands II
BV
4.500%, 3/1/25 EUR ∞ 137,000 142
Triton Water Holdings, Inc.  144A  144A
6.250%, 4/1/29 144A 1,600,000 1,588
Wand NewCo 3, Inc.  144A  144A
7.625%, 1/30/32 144A 1,200,000 1,233
Total 76,561
Energy (7.9%)
ADNOC Murban RSC, Ltd.  144A  144A
4.250%, 9/11/29 144A 1,800,000 1,738
5.125%, 9/11/54 144A 1,000,000 903
Aker BP ASA  144A  144A
3.750%, 1/15/30 144A 400,000 372
Blue Racer Midstream LLC / Blue Racer
Finance Corp.  144A  144A
6.625%, 7/15/26 144A 100,000 100
7.000%, 7/15/29 144A 1,300,000 1,328
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27 100,000 101
Cheniere Energy Partners LP
4.000%, 3/1/31 1,400,000 1,295
CQP Holdco LP / BIP-V Chinook Holdco LLC  144A  144A
5.500%, 6/15/31 144A 1,000,000 955
DT Midstream, Inc.  144A  144A
5.800%, 12/15/34 144A 1,400,000 1,410
Ecopetrol SA
8.375%, 1/19/36 1,200,000 1,157

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Energy continued
El Paso Natural Gas Co. LLC
8.375%, 6/15/32 200,000 235
Enbridge, Inc.
5.700%, 3/8/33 900,000 909
Energy Transfer LP
2.900%, 5/15/25 100,000 99
3.750%, 5/15/30 200,000 187
4.950%, 5/15/28 1,200,000 1,198
5.000%, 5/15/50 200,000 170
5.250%, 4/15/29 100,000 100
6.050%, 6/1/41 100,000 100
6.500%, 2/1/42 300,000 311
6.625%, 10/15/36 500,000 531
7.500%, 7/1/38 1,700,000 1,924
Eni SpA  144A  144A
5.500%, 5/15/34 144A 1,300,000 1,285
EQM Midstream Partners LP  144A  144A
4.500%, 1/15/29 144A 1,387,000 1,320
Expand Energy Corp.
5.375%, 2/1/29 100,000 98
Flex Intermediate Holdco LLC  144A  144A
3.363%, 6/30/31 144A 1,400,000 1,196
Gray Oak Pipeline LLC  144A  144A
3.450%, 10/15/27 144A 500,000 476
Greensaif Pipelines Bidco SARL  144A  144A
5.853%, 2/23/36 144A 2,900,000 2,862
6.129%, 2/23/38 § 1,300,000 1,302
Howard Midstream Energy Partners LLC  144A  144A
8.875%, 7/15/28 144A 1,800,000 1,890
KazMunayGas National Co. JSC
5.375%, 4/24/30 § 600,000 583
5.750%, 4/19/47 § 1,200,000 1,035
Kinder Morgan Energy Partners LP
6.550%, 9/15/40 2,382,000 2,475
Kinder Morgan, Inc.
7.750%, 1/15/32 1,216,000 1,381
Kraken Oil & Gas Partners LLC  144A  144A
7.625%, 8/15/29 144A 1,400,000 1,347
Matador Resources Co.  144A  144A
6.250%, 4/15/33 144A 2,000,000 1,938
MPLX LP
4.250%, 12/1/27 800,000 787
NGPL PipeCo LLC  144A  144A
7.768%, 12/15/37 144A 2,500,000 2,799
Noble Finance II LLC  144A  144A
8.000%, 4/15/30 144A 2,200,000 2,222
NuStar Logistics LP
5.625%, 4/28/27 1,400,000 1,390
6.000%, 6/1/26 200,000 200
Occidental Petroleum Corp.
5.200%, 8/1/29 1,000,000 992
5.375%, 1/1/32 1,200,000 1,175
5.875%, 9/1/25 619,000 621
ONEOK, Inc.
5.050%, 11/1/34 2,300,000 2,200
Permian Resources Operating LLC  144A  144A
7.000%, 1/15/32 144A 925,000 939
Pertamina Persero PT  144A  144A
6.500%, 11/7/48 144A 4,300,000 4,486
Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Petroleos de Venezuela SA
5.375%, 4/12/27 §,φ 6,500,000 692
5.500%, 4/12/37 §,φ 4,300,000 434
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞ 1,100,000 1,048
4.750%, 2/26/29 EUR §,∞ 3,000,000 2,859
5.625%, 1/23/46 378,000 235
5.950%, 1/28/31 2,400,000 2,027
6.350%, 2/12/48 1,700,000 1,117
6.625%, 6/15/35 3,700,000 2,914
6.625%, 6/15/38 2,000,000 1,459
6.700%, 2/16/32 536,000 466
6.750%, 9/21/47 2,900,000 1,994
7.690%, 1/23/50 2,580,000 1,947
Petrorio Luxembourg SARL  144A  144A
6.125%, 6/9/26 144A 200,000 199
Plains All American Pipeline LP / PAA Finance
Corp.
4.900%, 2/15/45 1,100,000 933
6.650%, 1/15/37 277,000 290
QatarEnergy LNG S3  144A  144A
5.838%, 9/30/27 144A 1,261,780 1,269
Rio Oil Finance Trust
9.750%, 1/6/27 § 171,222 177
Sabine Pass Liquefaction LLC
4.500%, 5/15/30 700,000 678
5.625%, 3/1/25 735,000 735
Santos Finance, Ltd.  144A  144A
3.649%, 4/29/31 144A 700,000 616
Saudi Arabian Oil Co.  144A  144A
5.250%, 7/17/34 144A 1,150,000 1,134
5.750%, 7/17/54 144A 725,000 678
Seadrill Finance, Ltd.  144A  144A
8.375%, 8/1/30 144A 1,500,000 1,530
Sitio Royalties Operating Partnership LP / Sitio
Finance Corp.  144A  144A
7.875%, 11/1/28 144A 1,100,000 1,131
Southern Gas Corridor CJSC
6.875%, 3/24/26 § 1,100,000 1,115
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp.  144A  144A
5.500%, 1/15/28 144A 1,625,000 1,563
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.
5.500%, 3/1/30 1,200,000 1,204
TGS ASA  144A  144A
8.500%, 1/15/30 144A 1,000,000 1,022
Transocean Aquila, Ltd.  144A  144A
8.000%, 9/30/28 144A 998,462 1,021
Valaris, Ltd.  144A  144A
8.375%, 4/30/30 144A 1,000,000 1,011
Venture Global Calcasieu Pass LLC  144A  144A
3.875%, 8/15/29 144A 2,700,000 2,481
3.875%, 11/1/33 144A 1,600,000 1,375
Venture Global LNG, Inc.  144A  144A
7.000%, 1/15/30 144A 2,200,000 2,233
8.375%, 6/1/31 144A 2,700,000 2,816
9.500%, 2/1/29 144A 2,000,000 2,211
Vital Energy, Inc.  144A  144A
7.875%, 4/15/32 144A 450,000 433

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Western Midstream Operating LP
3.100%, 2/1/25 1,200,000 1,197
Woodside Finance, Ltd.
5.100%, 9/12/34 2,100,000 1,998
Yinson Boronia Production BV  144A  144A
8.947%, 7/31/42 144A 2,425,000 2,532
8.947%, 7/31/42 § 600,000 626
Total 103,522
Financial (14.5%)
Abu Dhabi Development Holding Co. PJSC  144A  144A
5.375%, 5/8/29 144A 1,900,000 1,921
ADLER Financing SARL
12.500%, 12/31/28 EUR ∞ 5,923,300 6,335
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.650%, 7/21/27 500,000 485
4.450%, 4/3/26 900,000 895
4.625%, 10/15/27 500,000 497
Aircastle, Ltd.  144A  144A
2.850%, 1/26/28 144A 600,000 558
4.250%, 6/15/26 300,000 297
5.250%, 8/11/25 144A 2,400,000 2,401
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer  144A  144A
7.000%, 1/15/31 144A 1,200,000 1,205
Ally Financial, Inc.
6.848%, (US SOFR plus 2.820%), 1/3/30 α 1,000,000 1,037
8.000%, 11/1/31 3,271,000 3,617
American Tower Corp.
5.900%, 11/15/33 2,500,000 2,575
Antares Holdings LP  144A  144A
2.750%, 1/15/27 144A 250,000 234
Ares Capital Corp.
2.875%, 6/15/28 1,200,000 1,106
Arthur J. Gallagher & Co.
5.150%, 2/15/35 1,600,000 1,560
Athene Global Funding  144A  144A
5.339%, 1/15/27 144A 1,500,000 1,509
Avolon Holdings Funding, Ltd.  144A  144A
2.528%, 11/18/27 144A 2,173,000 2,015
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,∞ 300,000 307
2.625%, 4/28/25 EUR §,∞ 1,600,000 1,651
7.708%, (5 Year EUR Annual Swap Rate
plus 5.005%), 1/18/28 EUR §,∞,α 3,800,000 4,341
8.000%, (5 Year EUR Annual Swap Rate
plus 8.149%), 1/22/30 EUR §,∞,α 500,000 519
8.500%, (5 Year EUR Annual Swap Rate
plus 8.917%), 9/10/30 EUR §,∞,α 800,000 854
Banco Bilbao Vizcaya Argentaria SA  α
6.138%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.700%), 9/14/28 α 2,300,000 2,353
Banco BTG Pactual SA  144A  144A
4.500%, 1/10/25 144A 500,000 497
6.250%, 4/8/29 144A 1,500,000 1,502
Banco do Brasil SA
8.500%, 7/29/26 MXN §,∞ 22,000,000 1,025
Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Bank of America Corp.
3.419%, (US SOFR 3 Month plus
1.302%), 12/20/28 α 973,000 933
5.288%, (US SOFR plus 1.910%), 4/25/34 α 1,900,000 1,884
5.468%, (US SOFR plus 1.650%), 1/23/35 α 1,900,000 1,902
Bank of Ireland Group PLC  144A ,α  144A
6.253%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.650%), 9/16/26 144A α 600,000 605
Barclays PLC
5.501%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.650%), 8/9/28 α 3,000,000 3,032
6.125%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
5.867%), 12/15/25 µ,α,Ψ 500,000 499
7.437%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
3.500%), 11/2/33 α 500,000 550
Blue Owl Finance LLC
6.250%, 4/18/34 1,200,000 1,233
BNP Paribas SA  144A  144A
1.904%, (US SOFR plus 1.609%), 9/30/28
144A α 1,700,000 1,558
5.497%, (US SOFR plus 1.590%), 5/20/30
144A α 1,100,000 1,101
BPCE SA  144A ,α  144A
5.936%, (US SOFR plus 1.850%), 5/30/35
144A α 2,000,000 1,982
Brandywine Operating Partnership LP
8.875%, 4/12/29 1,200,000 1,277
CaixaBank SA  144A ,α  144A
5.673%, (US SOFR plus 1.780%), 3/15/30
144A α 1,300,000 1,313
Cantor Fitzgerald LP  144A  144A
7.200%, 12/12/28 144A 1,200,000 1,254
Chubb INA Holdings, Inc.
0.875%, 6/15/27 EUR ∞ 200,000 198
CI Financial Corp.  144A  144A
7.500%, 5/30/29 144A 1,100,000 1,151
CIMA Finance DAC
2.950%, 9/5/29 § 853,059 758
Citigroup, Inc.
3.400%, 5/1/26 400,000 393
5.449%, (US SOFR plus 1.447%), 6/11/35 α 1,800,000 1,785
Corestate Capital Holding SA
10.000%, 12/31/26 EUR ∞,Þ 220,650 201
Credicorp Capital Sociedad Titulizadora SA  144A  144A
10.100%, 12/15/43 144A PEN §,∞ 13,000,000 3,565
Credit Acceptance Corp.  144A  144A
9.250%, 12/15/28 144A 1,200,000 1,269
Credit Agricole SA  144A ,α  144A
4.631%, (US SOFR plus 1.210%), 9/11/28
144A α 1,300,000 1,284
Crown Castle, Inc.
2.100%, 4/1/31 1,700,000 1,407
5.000%, 1/11/28 1,700,000 1,699
DAE Sukuk DIFC, Ltd.  144A  144A
3.750%, 2/15/26 144A 1,000,000 980
Deutsche Bank AG
3.729%, (US SOFR plus 2.757%), 1/14/32 α 1,550,000 1,353

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Financial continued
5.882%, (US SOFR plus 5.438%), 7/8/31 α 300,000 299
DrillCo Holding Lux SA
7.500%, 6/15/30 § 677,407 649
Encore Capital Group, Inc.  144A  144A
8.500%, 5/15/30 144A 700,000 736
9.250%, 4/1/29 144A 1,200,000 1,279
Fairfax Financial Holdings, Ltd.
2.750%, 3/29/28 EUR §,∞ 1,700,000 1,738
Fidelity National Financial, Inc.
3.400%, 6/15/30 200,000 181
Freedom Mortgage Corp.  144A  144A
6.625%, 1/15/27 144A 500,000 500
7.625%, 5/1/26 144A 2,100,000 2,105
12.000%, 10/1/28 144A 1,000,000 1,088
GLP Capital LP / GLP Financing II, Inc.
5.750%, 6/1/28 400,000 404
goeasy, Ltd.  144A  144A
6.875%, 5/15/30 144A 1,300,000 1,311
9.250%, 12/1/28 144A 1,100,000 1,172
The Goldman Sachs Group, Inc.
5.016%, (US SOFR plus 1.420%), 10/23/35
α 1,200,000 1,148
5.330%, (US SOFR plus 1.550%), 7/23/35 α 200,000 196
5.851%, (US SOFR plus 1.552%), 4/25/35 α 2,500,000 2,547
6.484%, (US SOFR plus 1.770%), 10/24/29
α 1,700,000 1,781
HAT Holdings I LLC / HAT Holdings II LLC  144A  144A
8.000%, 6/15/27 144A 2,250,000 2,344
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26 α 200,000 198
2.099%, (US SOFR plus 1.929%), 6/4/26 α 200,000 198
3.973%, (US SOFR 3 Month plus
1.872%), 5/22/30 α 3,075,000 2,903
Hudson Pacific Properties LP
3.250%, 1/15/30 500,000 340
ING Groep NV  α,Ψ
5.750%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
4.342%), 11/16/26 µ,α,Ψ 1,800,000 1,776
Intesa Sanpaolo SpA  144A  144A
4.000%, 9/23/29 144A 200,000 188
5.500%, (5 Year EUR Annual Swap Rate
plus 5.848%), 3/1/28 EUR §,µ,∞,α,Ψ 1,025,000 1,072
5.875%, (5 Year EUR Annual Swap Rate
plus 6.086%), 9/1/31 EUR §,µ,∞,α,Ψ 450,000 475
Jane Street Group / JSG Finance, Inc.  144A  144A
7.125%, 4/30/31 144A 1,900,000 1,953
JPMorgan Chase & Co.
4.505%, (US SOFR plus 0.860%), 10/22/28
α 1,300,000 1,289
5.040%, (US SOFR plus 1.190%), 1/23/28 α 2,000,000 2,007
5.294%, (US SOFR plus 1.460%), 7/22/35 α 2,000,000 1,979
5.336%, (US SOFR plus 1.620%), 1/23/35 α 1,300,000 1,292
5.581%, (US SOFR plus 1.160%), 4/22/30 α 1,200,000 1,224
Kaisa Group Holdings, Ltd.
10.500%, 1/15/25 §,φ 200,000 12
11.250%, 4/16/25 §,φ 1,800,000 100
11.650%, 6/1/26 §,φ 400,000 24
Kennedy Wilson, Inc.
4.750%, 2/1/30 1,800,000 1,592
Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Ladder Capital Finance LLLP / Ladder Capital
Finance Corp.  144A  144A
7.000%, 7/15/31 144A 1,300,000 1,332
Lazard Group LLC
6.000%, 3/15/31 1,200,000 1,232
Lloyds Banking Group PLC
4.976%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.300%), 8/11/33 α 200,000 192
5.679%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.750%), 1/5/35 α 1,700,000 1,693
Logicor Financing SARL
3.250%, 11/13/28 EUR §,∞ 600,000 620
Marsh & McLennan Cos., Inc.
1.349%, 9/21/26 EUR ∞ 100,000 101
Mizuho Financial Group, Inc.  α
5.594%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.300%), 7/10/35 α 1,500,000 1,515
Morgan Stanley
4.654%, (US SOFR plus 1.100%), 10/18/30
α 1,800,000 1,761
5.320%, (US SOFR plus 1.555%), 7/19/35 α 1,800,000 1,771
5.466%, (US SOFR plus 1.730%), 1/18/35 α 2,000,000 1,989
Morgan Stanley Bank NA  α
4.968%, (US SOFR plus 0.930%), 7/14/28 α 1,300,000 1,304
Nationstar Mortgage Holdings, Inc.  144A  144A
7.125%, 2/1/32 144A 1,300,000 1,316
NatWest Group PLC
4.800%, 4/5/26 2,800,000 2,799
4.892%, (ICE LIBOR USD 3 Month plus
1.754%), 5/18/29 α 1,100,000 1,089
6.000%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
5.625%), 12/29/25 µ,α,Ψ 500,000 497
Newmark Group, Inc.
7.500%, 1/12/29 1,200,000 1,254
NN Group NV  α
4.500%, (Euribor 3 Month ACT/360 plus
4.000%), 7/15/49 EUR §,µ,∞,α 2,600,000 2,713
Nomura Holdings, Inc.
5.594%, 7/2/27 1,000,000 1,013
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25 100,000 100
OneMain Finance Corp.
3.500%, 1/15/27 1,100,000 1,049
4.000%, 9/15/30 700,000 622
6.625%, 5/15/29 2,000,000 2,025
7.125%, 3/15/26 1,400,000 1,425
Pacific Life Global Funding II  144A  144A
1.200%, 6/24/25 144A 200,000 197
Panama Infrastructure Receivable Purchaser
PLC  144A  144A
0.000%, 4/5/32 144A PO 2,900,000 1,962
Panther Escrow Issuer LLC  144A  144A
7.125%, 6/1/31 144A 1,800,000 1,818
PennyMac Financial Services, Inc.  144A  144A
7.875%, 12/15/29 144A 1,800,000 1,886
PRA Group, Inc.  144A  144A
8.375%, 2/1/28 144A 1,300,000 1,336

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Financial continued
RLJ Lodging Trust LP  144A  144A
3.750%, 7/1/26 144A 200,000 195
Sammons Financial Group, Inc.  144A  144A
6.875%, 4/15/34 144A 1,500,000 1,567
Santander UK Group Holdings PLC
2.896%, (US SOFR plus 1.475%), 3/15/32 α 800,000 684
3.823%, (ICE LIBOR USD 3 Month plus
1.400%), 11/3/28 α 4,000,000 3,851
Sberbank of Russia Via SB Capital SA  Ψ
5.250%, 5/23/23 §,Æ,φ,Ψ 4,500,000 225
Sixth Street Lending Partners  144A  144A
5.750%, 1/15/30 144A 1,200,000 1,181
Starwood Property Trust, Inc.  144A  144A
6.000%, 4/15/30 144A 1,175,000 1,153
Sumitomo Mitsui Financial Group, Inc.
5.424%, 7/9/31 1,900,000 1,921
Tesco Property Finance 3 PLC
5.744%, 4/13/40 GBP §,∞ 87,892 108
Tesco Property Finance 6 PLC
5.411%, 7/13/44 GBP §,∞ 2,445,386 2,906
Titanium 2L Bondco SARL
6.250%, 1/14/31 EUR ∞ 8,785,200 3,049
Trust Fibra Uno  144A  144A
6.390%, 1/15/50 144A 100,000 78
7.375%, 2/13/34 144A 1,200,000 1,197
Turkiye Is Bankasi AS, Series 2024-H
7.962%, (US SOFR 3 Month plus
2.910%), 11/15/34 Æ,δ 1,250,000 1,266
UBS Group AG  144A  144A
4.703%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.050%), 8/5/27 144A α 400,000 398
5.428%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.520%), 2/8/30 144A α 1,200,000 1,208
5.699%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.770%), 2/8/35 144A α 1,300,000 1,309
6.327%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.600%), 12/22/27 144A α 3,000,000 3,078
UniCredit SpA  144A ,α  144A
7.296%, (USD 5 Year Swap Rate plus
4.914%), 4/2/34 144A α 3,700,000 3,866
VFH Parent LLC / Valor Co-Issuer, Inc.  144A  144A
7.500%, 6/15/31 144A 900,000 926
VICI Properties, Inc.
5.750%, 4/1/34 2,600,000 2,624
Wells Fargo & Co.
4.808%, (US SOFR plus 1.980%), 7/25/28 α 700,000 698
5.574%, (US SOFR plus 1.740%), 7/25/29 α 1,500,000 1,523
5.707%, (US SOFR plus 1.070%), 4/22/28 α 3,000,000 3,049
Weyerhaeuser Co.
7.375%, 3/15/32 424,000 472
Yango Justice International, Ltd.
7.500%, 4/15/24 §,φ 4,200,000 2
7.875%, 9/4/24 §,φ 600,000 –π
Total 189,707
Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Industrial (3.0%)
Berry Global, Inc.
1.570%, 1/15/26 100,000 96
The Boeing Co.
3.950%, 8/1/59 2,000,000 1,320
5.150%, 5/1/30 2,400,000 2,366
6.858%, 5/1/54 2,000,000 2,126
Builders FirstSource, Inc.  144A  144A
4.250%, 2/1/32 144A 1,500,000 1,325
DAE Funding LLC  144A  144A
2.625%, 3/20/25 144A 500,000 496
3.375%, 3/20/28 144A 700,000 654
3.375%, 3/20/28 § 200,000 187
Empresa de Transporte de Pasajeros Metro
SA
4.700%, 5/7/50 § 1,400,000 1,147
ESAB Corp.  144A  144A
6.250%, 4/15/29 144A 1,200,000 1,215
Flex, Ltd.
3.750%, 2/1/26 700,000 690
Fortress Transportation & Infrastructure
Investors LLC  144A  144A
5.500%, 5/1/28 144A 400,000 391
7.000%, 5/1/31 144A 4,400,000 4,489
GE Capital UK Funding Unlimited Co.
5.875%, 1/18/33 GBP ∞ 800,000 1,033
General Electric Co.
4.125%, 9/19/35 EUR §,∞ 500,000 547
GN Bondco LLC  144A  144A
9.500%, 10/15/31 144A 1,200,000 1,264
Imola Merger Corp.  144A  144A
4.750%, 5/15/29 144A 1,775,000 1,683
Intelligent Packaging, Ltd. Finco, Inc. /
Intelligent Packaging, Ltd. Co-Issuer LLC  144A  144A
6.000%, 9/15/28 144A 1,375,000 1,353
International Distribution Services PLC
7.375%, 9/14/30 GBP §,∞ 1,000,000 1,287
Lima Metro Line 2 Finance, Ltd.  144A  144A
5.875%, 7/5/34 144A 248,185 247
Rolls-Royce PLC
4.625%, 2/16/26 EUR §,∞ 1,600,000 1,682
5.750%, 10/15/27 144A 1,400,000 1,422
SMBC Aviation Capital Finance DAC  144A  144A
2.300%, 6/15/28 144A 200,000 182
Spirit Aerosystems, Inc.  144A  144A
9.375%, 11/30/29 144A 100,000 107
9.750%, 11/15/30 144A 1,500,000 1,660
Standard Industries, Inc.
2.250%, 11/21/26 EUR §,∞ 2,600,000 2,631
TopBuild Corp.  144A  144A
3.625%, 3/15/29 144A 1,400,000 1,282
TransDigm, Inc.  144A  144A
6.000%, 1/15/33 144A 1,700,000 1,666
7.125%, 12/1/31 144A 1,600,000 1,638
Vallourec SACA  144A  144A
7.500%, 4/15/32 144A 1,300,000 1,347
XPO, Inc.  144A  144A
6.250%, 6/1/28 144A 1,200,000 1,207
Total 38,740

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Technology (2.1%)
Booz Allen Hamilton, Inc.  144A  144A
3.875%, 9/1/28 144A 1,200,000 1,138
Broadcom, Inc.  144A  144A
2.450%, 2/15/31 144A 700,000 604
3.137%, 11/15/35 144A 3,100,000 2,532
CDW LLC/CDW Finance Corp.
5.550%, 8/22/34 1,300,000 1,281
Cloud Software Group, Inc.  144A  144A
8.250%, 6/30/32 144A 1,300,000 1,340
Crowdstrike Holdings, Inc.
3.000%, 2/15/29 1,275,000 1,159
Dell International LLC / EMC Corp.
5.300%, 10/1/29 4,300,000 4,341
6.020%, 6/15/26 149,000 151
8.100%, 7/15/36 162,000 192
Gartner, Inc.  144A  144A
3.750%, 10/1/30 144A 1,400,000 1,278
IPD 3 BV
6.261%, 6/15/31 EUR §,∞ 1,700,000 1,765
Marvell Technology, Inc.
5.750%, 2/15/29 1,300,000 1,333
NCR Atleos Corp.  144A  144A
9.500%, 4/1/29 144A 375,000 406
NXP BV / NXP Funding LLC
5.350%, 3/1/26 1,600,000 1,606
Oracle Corp.
3.850%, 4/1/60 1,200,000 823
Seagate HDD Cayman
4.125%, 1/15/31 650,000 585
9.625%, 12/1/32 920,000 1,037
Ubisoft Entertainment SA
0.878%, 11/24/27 EUR §,∞ 800,000 695
UKG, Inc.  144A  144A
6.875%, 2/1/31 144A 2,800,000 2,841
VMware LLC
4.500%, 5/15/25 300,000 299
4.650%, 5/15/27 1,400,000 1,394
4.700%, 5/15/30 100,000 98
Total 26,898
Utilities (3.4%)
Chile Electricity Lux MPC SARL  144A  144A
6.010%, 1/20/33 144A 1,061,500 1,070
Constellation Energy Generation LLC
6.500%, 10/1/53 1,000,000 1,059
Duke Energy Corp.
3.750%, 4/1/31 EUR ∞ 2,100,000 2,211
Edison International
5.750%, 6/15/27 100,000 102
Electricite de France SA  144A  144A
4.500%, 9/21/28 144A 900,000 879
6.000%, 4/22/64 144A 1,300,000 1,256
6.250%, 5/23/33 144A 1,200,000 1,258
9.125%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
5.411%), 6/15/33 144A µ,α 1,500,000 1,692
Exelon Corp.
5.450%, 3/15/34 1,200,000 1,197
Georgia Power Co.
5.250%, 3/15/34 1,200,000 1,191
Corporate Bonds (45.3%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
Lightning Power LLC  144A  144A
7.250%, 8/15/32 144A 1,500,000 1,542
Monongahela Power Co.  144A  144A
5.850%, 2/15/34 144A 900,000 920
Nakilat, Inc.
6.067%, 12/31/33 § 769,935 801
6.267%, 12/31/33 144A 389,382 410
National Fuel Gas Co.
5.200%, 7/15/25 300,000 300
NextEra Energy Operating Partners LP  144A  144A
7.250%, 1/15/29 144A 1,000,000 1,023
Niagara Energy SAC  144A  144A
5.746%, 10/3/34 144A 1,500,000 1,454
NPC Ukrenergo
6.875%, 11/9/28 §,φ 200,000 135
Pacific Gas & Electric Co.
2.100%, 8/1/27 100,000 93
2.500%, 2/1/31 100,000 85
2.950%, 3/1/26 100,000 98
3.150%, 1/1/26 1,600,000 1,572
3.300%, 3/15/27 200,000 193
3.300%, 12/1/27 500,000 478
3.300%, 8/1/40 2,700,000 2,020
3.450%, 7/1/25 300,000 298
3.500%, 6/15/25 1,500,000 1,489
3.750%, 7/1/28 100,000 96
4.200%, 6/1/41 100,000 82
4.250%, 3/15/46 100,000 79
4.450%, 4/15/42 300,000 249
4.550%, 7/1/30 500,000 484
PacifiCorp
5.450%, 2/15/34 2,200,000 2,186
Perusahaan Listrik Negara PT  144A  144A
3.000%, 6/30/30 144A 1,500,000 1,325
6.150%, 5/21/48 § 3,300,000 3,206
PPL Electric Utilities Corp.
4.850%, 2/15/34 1,650,000 1,607
Southern California Edison Co.
5.200%, 6/1/34 1,100,000 1,088
5.650%, 10/1/28 1,250,000 1,280
Southern California Gas Co.
5.050%, 9/1/34 1,400,000 1,379
The Southern Co.
4.850%, 3/15/35 1,200,000 1,145
Thames Water Utilities Finance PLC
5.500%, 2/11/41 GBP §,∞ 1,225,000 1,205
Tierra Mojada Luxembourg II SARL
5.750%, 12/1/40 § 2,861,992 2,619
Virginia Electric & Power Co.
5.000%, 1/15/34 2,000,000 1,945
Total 44,801
Total Corporate Bonds (Cost: $641,766) 591,451
Governments ( 21.4% )
Governments (21.4%)
Abu Dhabi Government International Bond 144A 144A
2.700%, 9/2/70 144A 3,700,000 2,018
2.700%, 9/2/70  § 900,000 491
3.125%, 9/30/49  § 7,500,000 4,979
3.875%, 4/16/50  § 1,500,000 1,146

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (21.4%) Shares/ Par
+
Value
$ (000’s)
Governments continued
Angolan Government International Bond
8.000%, 11/26/29  § 1,200,000 1,073
9.125%, 11/26/49  § 1,600,000 1,284
Argentine Republic Government International
Bond
0.750%, 7/9/30 768,823 592
1.000%, 7/9/29 405,455 329
3.500%, 7/9/41 14,493,196 9,051
4.125%, 7/9/35 5,922,164 3,929
Australian Government
4.250%, 4/21/26 AUD  §,∞ 2,400,000 1,491
Bank Gospodarstwa Krajowego 144A 144A
5.750%, 7/9/34 144A 2,200,000 2,186
Banque Ouest Africaine de Developpement 144A 144A
2.750%, 1/22/33 144A EUR  ∞ 500,000 432
Benin Government International Bond
6.875%, 1/19/52 EUR  §,∞ 400,000 348
7.960%, 2/13/38 144A 2,000,000 1,885
Brazilian Government International Bond
5.000%, 1/27/45 1,000,000 735
6.125%, 3/15/34 3,400,000 3,171
7.125%, 5/13/54 2,250,000 2,080
Chile Government International Bond
3.875%, 7/9/31 EUR  ∞ 1,900,000 1,993
4.850%, 1/22/29 1,200,000 1,187
Colombia Government International Bond
4.500%, 3/15/29 3,800,000 3,515
5.000%, 6/15/45 6,000,000 4,044
5.200%, 5/15/49 200,000 134
8.000%, 11/14/35 1,000,000 1,005
Costa Rica Government International Bond 144A 144A
7.300%, 11/13/54 144A 800,000 828
Dominican Republic International Bond 144A 144A
4.875%, 9/23/32 144A 550,000 491
4.875%, 9/23/32  § 1,700,000 1,516
6.500%, 2/15/48 144A 2,800,000 2,659
6.500%, 2/15/48  § 1,000,000 950
6.875%, 1/29/26  § 500,000 504
Ecuador Government International Bond 144A 144A
0.000%, 7/31/30 144A PO  323,958 177
5.000%, 7/31/40 144A 1,225,800 626
5.500%, 7/31/35 144A 2,165,874 1,225
5.500%, 7/31/35  § 2,961,000 1,674
6.900%, 7/31/30  § 2,250,000 1,564
Egypt Government International Bond
6.375%, 4/11/31 EUR  §,∞ 6,550,000 5,970
7.500%, 2/16/61 144A 1,900,000 1,301
7.500%, 2/16/61  § 800,000 548
El Salvador Government International Bond 144A 144A
9.250%, 4/17/30 144A 2,200,000 2,327
9.650%, 11/21/54 144A 1,000,000 1,054
European Union
3.000%, 12/4/34 EUR  §,∞ 13,100,000 13,677
Federal Republic of Nigeria
7.625%, 11/28/47  § 700,000 534
7.696%, 2/23/38  § 600,000 489
7.875%, 2/16/32  § 2,800,000 2,518
9.625%, 6/9/31 144A 800,000 798
Ghana Government International Bond 144A 144A
0.000%, 1/3/30 144A PO  342,153 265
Governments (21.4%) Shares/ Par
+
Value
$ (000’s)
Governments continued
0.000%, 7/3/26 144A PO  185,600 173
5.000%, 7/3/35 144A 2,018,400 1,418
5.000%, 7/3/29 144A 1,403,600 1,210
Guatemala Government Bond 144A 144A
6.050%, 8/6/31 144A 1,200,000 1,174
6.600%, 6/13/36 144A 1,700,000 1,680
Hungary Government International Bond
5.375%, 9/12/33 EUR  §,∞ 4,400,000 4,922
5.500%, 3/26/36 144A 1,400,000 1,310
6.125%, 5/22/28 144A 1,200,000 1,220
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR  §,∞ 500,000 488
5.875%, 10/17/31 144A EUR  ∞ 300,000 291
6.625%, 3/22/48 144A EUR  ∞ 900,000 751
6.625%, 3/22/48 EUR  §,∞ 800,000 668
6.875%, 10/17/40 144A EUR  ∞ 400,000 358
6.875%, 10/17/40 EUR  §,∞ 100,000 90
Kenya Government International Bond 144A 144A
9.750%, 2/16/31 144A 1,400,000 1,383
Kingdom of Jordan 144A 144A
4.950%, 7/7/25 144A 300,000 295
5.850%, 7/7/30 144A 400,000 366
7.500%, 1/13/29 144A 800,000 795
Mexican Udibonos
2.750%, 11/27/31 MXN  ∞ 8,340,909 336
4.000%, 8/24/34 MXN  ∞ 156,154,387 6,748
Morocco Government International Bond 144A 144A
4.000%, 12/15/50 144A 500,000 339
5.500%, 12/11/42  § 800,000 710
North Macedonia 144A 144A
3.675%, 6/3/26 144A EUR  ∞ 500,000 510
Oman Government International Bond
6.000%, 8/1/29  § 900,000 910
6.250%, 1/25/31 144A 2,300,000 2,361
6.500%, 3/8/47  § 500,000 495
6.750%, 1/17/48  § 1,100,000 1,115
Panama Government International Bond
3.750%, 3/16/25 1,100,000 1,090
4.500%, 4/16/50 1,300,000 801
6.700%, 1/26/36 1,900,000 1,760
6.853%, 3/28/54 3,800,000 3,237
7.500%, 3/1/31 2,900,000 2,938
8.125%, 4/28/34 100,000 106
Perusahaan Penerbit SBSN Indonesia III
3.550%, 6/9/51  § 1,400,000 992
3.800%, 6/23/50  § 1,400,000 1,046
Republic of Cameroon International Bond
5.950%, 7/7/32 EUR  §,∞ 1,000,000 835
9.500%, 7/31/31  § 900,000 850
Republic of Indonesia
3.650%, 9/10/32 EUR  ∞ 1,400,000 1,450
Republic of Pakistan
6.000%, 4/8/26  § 2,400,000 2,257
7.375%, 4/8/31  § 700,000 585
Republic of Paraguay
5.600%, 3/13/48  § 600,000 523
6.000%, 2/9/36  § 1,300,000 1,288
6.100%, 8/11/44  § 300,000 283
Republic of Peru
3.300%, 3/11/41 2,700,000 1,944

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (21.4%) Shares/ Par
+
Value
$ (000’s)
Governments continued
6.900%, 8/12/37 144A PEN  ∞ 5,500,000 1,450
Republic of Poland Government International
Bond
5.125%, 9/18/34 2,900,000 2,809
5.500%, 3/18/54 1,000,000 920
Republic of South Africa Government
International Bond
4.850%, 9/30/29 1,200,000 1,117
4.875%, 4/14/26 600,000 592
5.000%, 10/12/46 500,000 345
5.750%, 9/30/49 2,100,000 1,574
7.950%, 11/19/54 144A 1,100,000 1,055
8.000%, 1/31/30 ZAR  ∞ 17,700,000 898
8.875%, 2/28/35 ZAR  ∞ 78,200,000 3,772
10.000%, 3/31/33 ZAR  ∞ 19,900,000 1,051
Republic of Uzbekistan International Bond 144A 144A
5.375%, 5/29/27 144A EUR  ∞ 700,000 729
Romanian Government International Bond 144A 144A
2.000%, 4/14/33 144A EUR  ∞ 1,400,000 1,101
5.250%, 5/30/32 144A EUR  ∞ 1,000,000 1,012
5.625%, 2/22/36 144A EUR  ∞ 1,700,000 1,690
6.375%, 9/18/33 144A EUR  ∞ 2,500,000 2,700
Saudi International Bond
4.500%, 10/26/46  § 9,300,000 7,503
5.000%, 1/16/34 144A 10,000,000 9,710
5.750%, 1/16/54 144A 700,000 654
Senegal Government International Bond
4.750%, 3/13/28 EUR  §,∞ 700,000 665
5.375%, 6/8/37 EUR  §,∞ 600,000 439
6.750%, 3/13/48  § 800,000 542
7.750%, 6/10/31  § 2,100,000 1,874
Serbia International Bond
1.500%, 6/26/29 EUR  §,∞ 4,400,000 4,104
1.650%, 3/3/33 144A EUR  ∞ 700,000 581
6.500%, 9/26/33  § 1,500,000 1,540
Sri Lanka Government International Bond 144A 144A
3.100%, 1/15/30 144A 404,001 332
3.350%, 3/15/33 144A 792,441 597
3.600%, 6/15/35 144A 535,080 384
3.600%, 5/15/36 144A 371,358 280
3.600%, 2/15/38 144A 743,028 564
4.000%, 4/15/28 144A 536,884 500
State of Israel
1.750%, 8/31/25 ILS  ∞ 7,200,000 1,961
State of Minas Gerais
5.333%, 2/15/28  § 80,000 79
Turkiye Government International Bond
4.875%, 4/16/43 6,200,000 4,309
5.750%, 5/11/47 4,400,000 3,272
5.875%, 5/21/30 EUR  ∞ 2,850,000 3,093
49.456%, (Turkish Lira Overnight Reference
Rate plus 50.000%), 9/6/28 TRY  ∞ 51,100,000 1,428
Ukraine Government International Bond 144A 144A
0.000%, 2/1/30 144A PO  377,887 205
0.000%, 2/1/34 144A PO  1,412,114 582
0.000%, 2/1/35 144A PO  1,193,337 704
0.000%, 2/1/36 144A PO  994,447 582
0.000%, 8/1/41 PO § 724,000 556
1.750%, 2/1/34 144A 1,865,284 1,046
1.750%, 2/1/35 144A 2,281,007 1,255
Governments (21.4%) Shares/ Par
+
Value
$ (000’s)
Governments continued
1.750%, 2/1/36 144A 2,498,410 1,349
1.750%, 2/1/29 144A 273,201 188
United Mexican States
2.125%, 10/25/51 EUR  ∞ 1,000,000 596
3.771%, 5/24/61 5,400,000 3,056
4.490%, 5/25/32 EUR  ∞ 1,700,000 1,783
4.500%, 1/31/50 2,300,000 1,610
6.000%, 5/7/36 2,600,000 2,447
6.350%, 2/9/35 1,700,000 1,660
6.400%, 5/7/54 1,150,000 1,030
US Treasury
4.000%, 11/15/42  β 19,800,000 17,816
4.125%, 8/15/44 3,300,000 2,986
4.625%, 5/15/44 15,100,000 14,639
4.625%, 5/15/54 4,500,000 4,372
4.750%, 11/15/43  β 8,700,000 8,590
Venezuela Government International Bond
6.000%, 12/9/49  §,φ 32,000 4
7.000%, 3/31/38  §,φ 204,000 27
7.650%, 4/21/25  §,φ 1,955,000 269
8.250%, 10/13/24  §,φ 356,000 49
9.000%, 5/7/23  §,φ 32,000 4
9.250%, 5/7/28  §,φ 1,241,000 180
9.375%, 1/13/34  φ 1,400,000 224
Total 279,929
Total Governments (Cost: $301,868) 279,929
144A 144A 144A
Municipal Bonds ( 0.4% )
Municipal Bonds (0.4%)
American Municipal Power, Inc.
7.834%, 2/15/41 RB   100,000 118
Bay Area Toll Authority
6.918%, 4/1/40 RB   100,000 111
City of Riverside California Electric Revenue
7.605%, 10/1/40 RB   200,000 235
Golden State Tobacco Securitization Corp.
3.850%, 6/1/50 RB   1,965,000 1,780
Irvine Ranch California Water District
6.622%, 5/1/40 RB   100,000 107
Los Angeles County California Public Works
Financing Authority
7.618%, 8/1/40 RB   200,000 233
Metropolitan Government of Nashville &
Davidson County Tennessee
6.568%, 7/1/37 RB   100,000 107
Municipal Electric Authority of Georgia
6.655%, 4/1/57 RB   94,000 101
New York City Transitional Finance Authority
5.508%, 8/1/37 RB   300,000 296
New York State Urban Development Corp.
5.770%, 3/15/39 RB   90,000 91
Port Authority of New York & New Jersey
4.926%, 10/1/51 RB   200,000 185
5.647%, 11/1/40 RB   1,100,000 1,125
State of Illinois
6.630%, 2/1/35 GO   207,308 215
6.725%, 4/1/35 GO   80,385 84

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Municipal Bonds (0.4%) Shares/ Par
+
Value
$ (000’s)
Municipal Bonds continued
7.350%, 7/1/35 GO   157,143 167
Total Municipal Bonds (Cost: $4,914) 4,955
Structured Products ( 32.9% )
Asset Backed Securities (12.7%)
ABFC Trust, Series 2007-WMC1, Class A1A
5.703%, (US SOFR 1 Month plus 1.365%),
6/25/37  7,469,502 5,307
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-HE4, Class M1
5.353%, (US SOFR 1 Month plus 1.015%),
12/25/34  1,199,116 1,063
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-RM2, Class M2
5.248%, (US SOFR 1 Month plus 0.910%),
1/25/35  31,066 29
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2C
4.753%, (US SOFR 1 Month plus 0.415%),
7/25/36  6,872,788 1,563
ACHV ABS Trust, Series 2023-4CP, Class B 144A 144A
7.240%, 11/25/30 144A  438,817 440
ACHV ABS Trust, Series 2023-4CP, Class C 144A 144A
7.710%, 11/25/30 144A  700,000 707
ACHV ABS Trust, Series 2024-2PL, Class A 144A 144A
5.070%, 10/27/31 144A  357,847 359
ACHV ABS Trust, Series 2024-2PL, Class B 144A 144A
5.430%, 10/27/31 144A  1,276,137 1,278
ACHV ABS Trust, Series 2024-3AL, Class A 144A 144A
5.010%, 12/26/31 144A  379,752 380
ACHV ABS Trust, Series 2024-3AL, Class B 144A 144A
5.450%, 12/26/31 144A  2,500,000 2,503
ACHV ABS Trust, Series 2024-3AL, Class C 144A 144A
5.680%, 12/26/31 144A  500,000 501
Aegis Asset Backed Securities Trust, Series
2004-6, Class M2
5.453%, (US SOFR 1 Month plus 1.115%),
(AFC), 3/25/35  46,368 44
AIMCO CLO, Series 2015-AA, Class AR3 144A 144A
5.897%, (US SOFR 3 Month plus 1.250%),
10/17/34 144A  1,200,000 1,204
Ameriquest Mortgage Securities, Inc., Series
2004-R5, Class M1
5.323%, (US SOFR 1 Month plus 0.985%),
7/25/34  3,906 4
Anchorage Capital CLO, Ltd., Series 2018-
10A, Class A1AR 144A 144A
5.756%, (US SOFR 3 Month plus 1.100%),
10/15/31 144A  751,160 752
Ares European CLO VI DAC, Series 2013-6A,
Class ARR 144A 144A
3.794%, (Euribor 3 Month ACT/360 plus
0.610%), 4/15/30 144A EUR ∞ 129,753 134
Ares European CLO, Series 10A, Class AR 144A 144A
3.964%, (Euribor 3 Month ACT/360 plus
0.780%), 10/15/31 144A EUR ∞ 701,059 725
Asset Backed Securities Corp. Home Equity
Loan Trust, Series 2005-HE5, Class M4
5.353%, (US SOFR 1 Month plus 1.015%),
6/25/35  63,718 62
Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Atlas Senior Loan Fund XV Ltd, Series 2024-
15A, Class A1R 144A 144A
5.846%, (US SOFR 3 Month plus 1.220%),
10/23/32 144A  2,500,000 2,504
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-1A, Class A 144A 144A
5.360%, 6/20/30 144A  4,000,000 4,055
Babson CLO, Ltd., Series 2018-1A, Class A1 144A 144A
5.868%, (US SOFR 3 Month plus 1.212%),
4/15/31 144A  3,079,830 3,083
Bain Capital Euro CLO, Series 2018-2A,
Class AR 144A 144A
3.959%, (Euribor 3 Month ACT/360 plus
0.740%), 1/20/32 144A EUR ∞ 231,029 239
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE6, Class 1A1
5.703%, (US SOFR 1 Month plus 1.365%),
8/25/37  21,124 21
Bluemountain CLO, Ltd., Series 2016-3A,
Class AR12 144A 144A
5.723%, (US SOFR 3 Month plus 1.200%),
11/15/30 144A  2,342,616 2,347
Cairn CLO X BV, Series 2018-10A, Class AR 144A 144A
3.964%, (Euribor 3 Month ACT/360 plus
0.780%), 10/15/31 144A EUR ∞ 664,422 687
Capital Street Master Trust, Series 2024-1,
Class A 144A 144A
5.948%, (US 30 Day Average SOFR plus
1.350%), 10/16/28 144A  1,300,000 1,300
Carlyle Global Market Strategies Euro CLO,
Series 2017-3A, Class A1R 144A 144A
3.884%, (Euribor 3 Month ACT/360 plus
0.700%), 1/15/31 144A EUR ∞ 719,865 745
Carrington Mortgage Loan Trust, Series 2005-
FRE1, Class M3
5.218%, (US SOFR 1 Month plus 0.880%),
12/25/35  8,016,000 6,248
Carvana Auto Receivables Trust, Series 2023-
P1, Class A3 144A 144A
5.980%, 12/10/27 144A  1,526,036 1,537
CBAM CLO Management LLC, Series 2019-
10A, Class A1R 144A 144A
5.999%, (US SOFR 3 Month plus 1.382%),
4/20/32 144A  2,963,991 2,968
Citigroup Mortgage Loan Trust, Series 2007-
AHL1, Class A2C
4.873%, (US SOFR 1 Month plus 0.535%),
12/25/36  72,438 71
Citigroup Mortgage Loan Trust, Series 2007-
FS1, Class 2A1A 144A 144A
4.170%, (US SOFR 1 Month plus 1.115%),
(AFC), 10/25/37 144A  6,564,601 5,842
Countrywide Asset-Backed Certificates Trust,
Series 2004-9, Class MV4
6.028%, (US SOFR 1 Month plus 1.690%),
11/25/34  48,400 48
Countrywide Asset-Backed Certificates Trust,
Series 2005-AB4, Class 2A4
5.153%, (US SOFR 1 Month plus 0.815%),
3/25/36  60,070 52

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates Trust,
Series 2006-1, Class AF5
4.478%, (AFC), 7/25/36 ∑ 71,335 66
Countrywide Asset-Backed Certificates Trust,
Series 2006-26, Class 1A
4.593%, (US SOFR 1 Month plus 0.255%),
6/25/37  301,972 282
Countrywide Asset-Backed Certificates Trust,
Series 2006-5, Class M1
4.978%, (US SOFR 1 Month plus 0.640%),
8/25/36  1,178,833 1,143
Countrywide Asset-Backed Certificates Trust,
Series 2006-BC3, Class M2
4.933%, (US SOFR 1 Month plus 0.595%),
2/25/37  900,000 839
Countrywide Asset-Backed Certificates Trust,
Series 2007-1, Class 2A3
4.593%, (US SOFR 1 Month plus 0.255%),
7/25/37  1,647 2
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 1A
5.293%, (US SOFR 1 Month plus 0.955%),
10/25/47  848,683 819
Countrywide Asset-Backed Certificates Trust,
Series 2007-9, Class 1A
4.653%, (US SOFR 1 Month plus 0.315%),
6/25/47  669,523 578
Countrywide Asset-Backed Certificates Trust,
Series 2007-SEA1, Class 1A1 144A 144A
5.553%, (US SOFR 1 Month plus 1.215%),
(AFC), 5/25/47 144A  893,651 716
CPS Auto Trust, Series 2024-A, Class B 144A 144A
5.650%, 5/15/28 144A  1,725,000 1,738
CPS Auto Trust, Series 2024-A, Class C 144A 144A
5.740%, 4/15/30 144A  1,575,000 1,588
CPS Auto Trust, Series 2024-D, Class A 144A 144A
4.910%, 6/15/28 144A  603,992 605
CPS Auto Trust, Series 2024-D, Class B 144A 144A
4.650%, 3/15/29 144A  800,000 798
CPS Auto Trust, Series 2024-D, Class C 144A 144A
4.760%, 1/15/31 144A  1,000,000 990
CRB Securitization Trust, Series 2023-1,
Class A 144A 144A
6.960%, 10/20/33 144A  537,264 542
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-HE17, Class A1
4.524%, (US SOFR 1 Month plus 0.735%),
1/25/32  1,575 2
CVC Cordatus Loan Fund XI DAC, Series
2011-A, Class AR 144A 144A
3.834%, (Euribor 3 Month ACT/360 plus
0.650%), 10/15/31 144A EUR ∞ 662,488 685
Drive Auto Receivables Trust, Series 2024-2,
Class B
4.520%, 7/16/29  5,100,000 5,063
Drive Auto Receivables Trust, Series 2024-2,
Class C
4.670%, 5/17/32  3,000,000 2,970
Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Ellington Loan Acquisition Trust, Series 2007-
2, Class A1 144A 144A
5.503%, (US SOFR 1 Month plus 1.165%),
5/25/37 144A  152,656 148
Euro-Galaxy III CLO BV, Series 2013-3A,
Class ARRR 144A 144A
3.718%, (Euribor 3 Month ACT/360 plus
0.620%), 4/24/34 144A EUR ∞ 299,156 309
Exeter Automobile Receivables Trust, Series
2024-1A, Class B
5.290%, 8/15/28  500,000 503
Exeter Automobile Receivables Trust, Series
2024-1A, Class C
5.410%, 5/15/30  500,000 504
Exeter Automobile Receivables Trust, Series
2024-5A, Class B
4.480%, 4/16/29  2,700,000 2,684
Exeter Automobile Receivables Trust, Series
2024-5A, Class C
4.640%, 1/15/30  2,100,000 2,080
Ford Auto Securitization Trust, Series 2023-
BA, Class A1 144A 144A
5.889%, 5/15/26 144A CAD ∞ 441,437 308
Foursight Capital Automobile Receivables
Trust, Series 2024-1, Class A2 144A 144A
5.490%, 1/16/29 144A  664,194 668
Foursight Capital Automobile Receivables
Trust, Series 2024-1, Class B 144A 144A
5.550%, 5/15/29 144A  1,000,000 1,007
Fremont Home Loan Trust, Series 2005-2,
Class M4
5.383%, (US SOFR 1 Month plus 1.045%),
6/25/35  300,000 270
GLS Auto Receivables Trust, Series 2024-1A,
Class B 144A 144A
5.490%, 7/17/28 144A  1,200,000 1,207
GLS Auto Receivables Trust, Series 2024-2A,
Class B 144A 144A
5.770%, 11/15/28 144A  1,200,000 1,216
GLS Auto Select Receivables Trust, Series
2023-2A, Class B 144A 144A
6.670%, 12/17/29 144A  2,000,000 2,065
GreenSky Home Improvement Trust, Series
2024-1, Class A2 144A 144A
5.880%, 7/25/59 144A  786,644 791
GreenSky Home Improvement Trust, Series
2024-1, Class A3 144A 144A
5.550%, 7/25/59 144A  500,000 505
GreenSky Home Improvement Trust, Series
2024-1, Class B 144A 144A
5.870%, 7/25/59 144A  1,400,000 1,416
GreenSky Home Improvement Trust, Series
2024-1, Class C 144A 144A
6.360%, 7/25/59 144A  500,000 508
GSAA Home Equity Trust, Series 2006-17,
Class A1
4.573%, (US SOFR 1 Month plus 0.235%),
11/25/36  44,513 10
GSAMP Trust, Series 2004-WF, Class M2
6.103%, (US SOFR 1 Month plus 1.765%),
10/25/34  12,172 12

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
GSAMP Trust, Series 2007-FM2, Class A2B
4.543%, (US SOFR 1 Month plus 0.205%),
1/25/37  138,232 81
GSAMP Trust, Series 2007-NC1, Class A2A
4.553%, (US SOFR 1 Month plus 0.215%),
12/25/46  11,264 5
Harvest CLO XX DAC, Series 2020-A,
Class AR 144A 144A
3.899%, (Euribor 3 Month ACT/360 plus
0.680%), 10/20/31 144A EUR ∞ 532,738 550
Henley Funding, Ltd., Series 2024-7A,
Class AR 144A 144A
4.076%, (Euribor 3 Month ACT/360 plus
0.990%), 4/25/34 144A EUR ∞ 1,400,000 1,447
Hertz Vehicle Financing III LLC, Series 2023-
1A, Class A 144A 144A
5.490%, 6/25/27 144A  2,600,000 2,616
Home Equity Loan Trust, Series 2007-FRE1,
Class 2AV4
4.793%, (US SOFR 1 Month plus 0.455%),
4/25/37  500,000 431
HSI Asset Securitization Corp. Trust, Series
2005-I1, Class 2A4
5.233%, (US SOFR 1 Month plus 0.895%),
11/25/35  106,935 97
IndyMac Residential Asset Backed Trust,
Series 2007-B, Class 2A2
4.613%, (US SOFR 1 Month plus 0.275%),
7/25/37  289,191 156
JP Morgan Mortgage Acquisition Trust, Series
2007-CH3, Class M1
4.753%, (US SOFR 1 Month plus 0.415%),
3/25/37  400,000 384
KKR Financial CLO, Ltd., Series 9, Class AR2 144A 144A
5.868%, (US SOFR 3 Month plus 1.212%),
7/15/30 144A  649,411 650
LCM XV LP, Series 2015-A, Class AR2 144A 144A
5.879%, (US SOFR 3 Month plus 1.262%),
7/20/30 144A  247,873 248
LCM, Ltd., Series 31A, Class AR 144A 144A
5.897%, (US SOFR 3 Month plus 1.280%),
7/20/34 144A  1,000,000 1,003
Long Beach Mortgage Loan Trust, Series
2006-1, Class 2A4
5.053%, (US SOFR 1 Month plus 0.715%),
2/25/36  49,568 42
Long Beach Mortgage Loan Trust, Series
2006-3, Class 2A4
4.993%, (US SOFR 1 Month plus 0.655%),
5/25/46  266,488 80
Long Beach Mortgage Loan Trust, Series
2006-4, Class 1A
4.753%, (US SOFR 1 Month plus 0.415%),
5/25/36  1,322,057 692
Madison Park Euro Funding XIV DAC, Series
14A, Class A1R 144A 144A
3.979%, (Euribor 3 Month ACT/360 plus
0.800%), 7/15/32 144A EUR ∞ 299,577 309
Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Magnetite CLO, Ltd., Series 2015-12A,
Class AR4 144A 144A
5.806%, (US SOFR 3 Month plus 1.150%),
10/15/31 144A  2,279,320 2,283
Man GLG EURO CLO DAC, Series 2022-6A,
Class AR 144A 144A
3.989%, (Euribor 3 Month ACT/360 plus
0.810%), 10/15/32 144A EUR ∞ 188,515 195
Man GLG EURO CLO III DAC, Series 2021-
3A, Class AR 144A 144A
3.859%, (Euribor 3 Month ACT/360 plus
0.680%), 10/15/30 144A EUR ∞ 25,948 27
Marble Point CLO X, Ltd., Series 2017-1A,
Class AR 144A 144A
5.958%, (US SOFR 3 Month plus 1.302%),
10/15/30 144A  549,279 550
MASTR Asset Backed Securities Trust, Series
2004-OPT1, Class M1
5.233%, (US SOFR 1 Month plus 0.895%),
2/25/34  605,690 592
MASTR Asset Backed Securities Trust, Series
2004-WMC2, Class M1
5.353%, (US SOFR 1 Month plus 1.015%),
4/25/34  57,888 56
MASTR Asset Backed Securities Trust, Series
2006-FRE2, Class A1
4.753%, (US SOFR 1 Month plus 0.415%),
3/25/36  7,380,191 6,733
MASTR Asset Backed Securities Trust, Series
2006-HE3, Class A2
4.653%, (US SOFR 1 Month plus 0.315%),
8/25/36  1,891,506 561
MASTR Asset Backed Securities Trust, Series
2006-HE5, Class A3
4.773%, (US SOFR 1 Month plus 0.435%),
11/25/36  1,518,493 885
MASTR Asset Backed Securities Trust, Series
2006-WMC4, Class A5
4.753%, (US SOFR 1 Month plus 0.415%),
10/25/36  1,172,386 375
Merrill Lynch Mortgage Investors Trust, Series
2007-SD1, Class A1
5.353%, (US SOFR 1 Month plus 1.015%),
2/25/47  634,034 365
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE5, Class M4
5.323%, (US SOFR 1 Month plus 0.985%),
9/25/35  6,159,738 5,003
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-NC1, Class A2MZ
5.033%, (US SOFR 1 Month plus 0.695%),
1/25/35  296,629 296
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-NC1, Class M2
5.158%, (US SOFR 1 Month plus 0.820%),
1/25/35  162,120 159
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-WMC5, Class M5
5.443%, (US SOFR 1 Month plus 1.105%),
6/25/35  54,023 53

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE7, Class A2C
4.773%, (US SOFR 1 Month plus 0.435%),
9/25/36  56,651 24
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8, Class A2C
4.593%, (US SOFR 1 Month plus 0.255%),
10/25/36  50,903 22
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE5, Class A2C
4.703%, (US SOFR 1 Month plus 0.365%),
3/25/37  50,947 21
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-NC2, Class M1
5.803%, (US SOFR 1 Month plus 1.465%),
2/25/33  10,248 11
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A3
4.683%, (US SOFR 1 Month plus 0.345%),
4/25/37  2,674,208 1,363
Neuberger Berman CLO, Ltd., Series 2013-
14A, Class AR2 144A 144A
5.909%, (US SOFR 3 Month plus 1.292%),
1/28/30 144A  2,261,725 2,266
NovaStar Mortgage Funding Trust, Series
2007-2, Class A2B
4.613%, (US SOFR 1 Month plus 0.275%),
(AFC), 9/25/37  27,030 27
Oak Hill Euro Credit Partners VII DAC, Series
2021-7A, Class AR 144A 144A
3.959%, (Euribor 3 Month ACT/360 plus
0.740%), 10/20/31 144A EUR ∞ 876,797 907
OneMain Direct Auto Receivables Trust,
Series 2023-1A, Class A 144A 144A
5.410%, 11/14/29 144A  2,000,000 2,021
OneMain Financial Issuance Trust, Series
2023-2A, Class A2 144A 144A
6.098%, (US 30 Day Average SOFR plus
1.500%), 9/15/36 144A  2,100,000 2,136
OZLM, Ltd., Series 2017-17A, Class A1RR 144A 144A
5.767%, (US SOFR 3 Month plus 1.150%),
7/20/30 144A  609,308 610
Pagaya AI Debt Grantor Trust, Series 2024-10,
Class A 144A 144A
5.183%, 6/15/32 144A  1,100,000 1,101
Pagaya AI Debt Grantor Trust, Series 2024-10,
Class B 144A 144A
5.750%, 6/15/32 144A  500,000 500
Pagaya AI Debt Grantor Trust, Series 2024-10,
Class C 144A 144A
5.992%, 6/15/32 144A  500,000 500
Pagaya AI Debt Trust, Series 2023-3, Class B 144A 144A
9.570%, 12/16/30 144A  999,801 1,013
Pagaya AI Debt Trust, Series 2024-3, Class A 144A 144A
6.258%, 10/15/31 144A  2,138,157 2,151
RAAC Series, Series 2007-RP4, Class A 144A 144A
5.153%, (US SOFR 1 Month plus 0.465%),
(AFC), 11/25/46 144A  138,477 125
Rad CLO 4, Ltd., Series 2019-4A, Class AR 144A 144A
5.856%, (US SOFR 3 Month plus 1.230%),
4/25/32 144A  843,033 844
Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
RCKT Mortgage Trust, Series 2024-CES4,
Class A1A 144A 144A
6.147%, (AFC), 6/25/44 144A ∑ 2,133,567 2,150
RCKT Mortgage Trust, Series 2024-CES6,
Class A1A 144A 144A
5.344%, (AFC), 9/25/44 144A ∑ 955,146 950
Reach ABS Trust, Series 2024-2A, Class A 144A 144A
5.880%, 7/15/31 144A  359,762 362
Reach ABS Trust, Series 2024-2A, Class B 144A 144A
5.840%, 7/15/31 144A  3,500,000 3,515
Regatta XV Funding, Ltd., Series 2018-4A,
Class A1R 144A 144A
5.826%, (US SOFR 3 Month plus 1.200%),
10/25/31 144A  2,755,065 2,759
Renaissance Home Equity Loan Trust, Series
2006-4, Class AF6
5.340%, 1/25/37 ∑ 1,514,158 459
Residential Asset Securities Corp., Series
2007-KS3, Class AI4
5.133%, (US SOFR 1 Month plus 0.795%),
(AFC), 4/25/37  1,001,099 957
Santander Drive Auto Receivables Trust,
Series 2023-5, Class C
6.430%, 2/18/31  1,600,000 1,656
Santander Drive Auto Receivables Trust,
Series 2023-6, Class C
6.400%, 3/17/31  812,500 838
Saranac CLO, Ltd., Series 2018-6A,
Class A1R 144A 144A
5.797%, (US SOFR 3 Month plus 1.402%),
8/13/31 144A  1,340,401 1,343
Saxon Asset Securities Trust, Series 2006-1,
Class M1
4.918%, (US SOFR 1 Month plus 0.580%),
(AFC), 3/25/36  122,820 118
SMB Private Education Loan Trust, Series
2024-C, Class A1A 144A 144A
5.500%, 6/17/52 144A  1,307,738 1,315
SMB Private Education Loan Trust, Series
2024-C, Class A1B 144A 144A
5.698%, (US 30 Day Average SOFR plus
1.100%), 6/17/52 144A  467,049 468
SMB Private Education Loan Trust, Series
2024-D, Class A1A 144A 144A
5.380%, 7/15/53 144A  2,182,824 2,183
SMB Private Education Loan Trust, Series
2024-D, Class A1B 144A 144A
5.698%, (US 30 Day Average SOFR plus
1.100%), 7/15/53 144A  2,562,445 2,576
Sound Point CLO XIV, Ltd., Series 2017-2A,
Class AR 144A 144A
5.867%, (US SOFR 3 Month plus 1.242%),
7/25/30 144A  758,130 758
Soundview Home Loan Trust, Series 2006-2,
Class M2
4.978%, (US SOFR 1 Month plus 0.640%),
3/25/36  45,352 45
Soundview Home Loan Trust, Series 2006-
OPT2, Class A4
5.013%, (US SOFR 1 Month plus 0.675%),
5/25/36  69,854 68

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006-
OPT3, Class M1
4.918%, (US SOFR 1 Month plus 0.580%),
6/25/36  6,687,634 5,803
Stream Innovations Issuer Trust, Series 2024-
1A, Class A 144A 144A
6.270%, 7/15/44 144A  409,457 419
Structured Asset Investment Loan Trust,
Series 2005-7, Class M2
5.218%, (US SOFR 1 Month plus 0.880%),
8/25/35  185,002 179
Structured Asset Investment Loan Trust,
Series 2006-BNC3, Class A3
4.603%, (US SOFR 1 Month plus 0.265%),
9/25/36  2,056 2
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-BC4, Class A4
4.793%, (US SOFR 1 Month plus 0.455%),
12/25/36  79,790 77
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-WF1, Class A6
4.873%, (US SOFR 1 Month plus 0.535%),
2/25/37  33,958 33
Toro European CLO 6 DAC, Series 6A,
Class  AR 144A 144A
4.104%, (Euribor 3 Month ACT/360 plus
0.920%), 1/12/32 144A EUR ∞ 498,791 515
Toro European CLO DAC, Series 7A,
Class ARE 144A 144A
3.833%, (Euribor 3 Month ACT/360 plus
0.810%), 2/15/34 144A EUR ∞ 249,589 258
Tralee CLO VI, Ltd., Series 2024-6A,
Class A1RR 144A 144A
5.846%, (US SOFR 3 Month plus 1.220%),
10/25/32 144A  1,000,000 1,001
Trinitas CLO VI, Ltd., Series 2017-6A,
Class ARRR 144A 144A
5.956%, (US SOFR 3 Month plus 1.330%),
1/25/34 144A  1,600,000 1,603
Trinitas CLO XIV, Ltd., Series 2020-14A,
Class A1R 144A 144A
5.966%, (US SOFR 3 Month plus 1.340%),
1/25/34 144A  3,500,000 3,504
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A 144A 144A
4.973%, (US SOFR 1 Month plus 0.635%),
3/25/36 144A  67,362 67
TSTAT 2022-1, Ltd., Series 1A, Class A1RR 144A 144A
5.767%, (US SOFR 3 Month plus 1.150%),
7/20/37 144A  739,894 740
Venture CDO, Ltd., Series 2017-28A,
Class A1R 144A 144A
5.869%, (US SOFR 3 Month plus 1.252%),
7/20/30 144A  95,897 96
Venture CDO, Ltd., Series 2018-33A,
Class A1LR 144A 144A
5.978%, (US SOFR 3 Month plus 1.322%),
7/15/31 144A  739,123 740
Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
WaMu Asset-Backed Certificates, Series 2007-
HE1, Class 1A
4.753%, (US SOFR 1 Month plus 0.415%),
1/25/37  90,729 76
World Omni Auto Receivables Trust, Series
2024-B, Class A3
5.230%, 9/17/29  800,000 810
Total 165,448
Mortgage Securities (20.2%)
Angel Oak Mortgage Trust, Series 2024-8,
Class A1 144A 144A
5.338%, (AFC), 5/27/69 144A ∑ 3,514,214 3,499
ATLX Trust, Series 2024-RPL1, Class A1 144A 144A
3.850%, (AFC), 4/25/64 144A ∑ 968,866 924
BAMLL Commercial Mortgage Securities Trust,
Series 2020-BOC, Class A 144A 144A
2.627%, 1/15/32 144A  2,350,000 1,958
Banc of America Funding Trust, Series 2006-J,
Class 4A1
5.100%, (CSTR), 1/20/47  21,365 18
Banc of America Funding Trust, Series 2007-6,
Class A1
5.033%, (US SOFR 1 Month plus 0.695%),
7/25/37  33,178 31
BCAP LLC Trust, Series 2009-RR14,
Class 2A2 144A 144A
3.959%, (CSTR), 7/26/36 144A  14,547 13
BCAP LLC Trust, Series 2009-RR5, Class 3A3 144A 144A
6.250%, (CSTR), 8/26/36 144A  2,020,338 817
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 4A
6.105%, (CSTR), 7/25/34  725 1
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2007-4, Class 22A1
4.432%, (CSTR), 6/25/47  47,688 43
Bear Stearns ALT-A Trust, Series 2006-6,
Class 2A1
4.408%, (CSTR), 11/25/36  101,962 43
Benchmark Mortgage Trust, Series 2024-V12,
Class A3
5.738%, 12/15/57  2,200,000 2,255
BMO Mortgage Trust, Series 2024-5C5,
Class A2
5.462%, 2/15/57  1,500,000 1,517
BMO Mortgage Trust, Series 2024-5C5,
Class A3
5.857%, 2/15/57  5,800,000 5,940
BMO Mortgage Trust, Series 2024-5C8,
Class A2
5.152%, 12/15/57  2,100,000 2,098
Chase Home Lending Mortgage Trust, Series
2023-RPL3, Class A1 144A 144A
3.250%, (AFC), 9/25/63 144A  6,403,547 5,662
Chase Home Lending Mortgage Trust, Series
2024-RPL1, Class A1A 144A 144A
3.250%, (AFC), 3/25/64 144A  1,314,368 1,161
Chase Home Lending Mortgage Trust, Series
2024-RPL2, Class A1A 144A 144A
3.250%, (AFC), 8/25/64 144A  1,338,086 1,179

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Chase Home Lending Mortgage Trust, Series
2024-RPL3, Class A1A 144A 144A
3.250%, (AFC), 9/25/64 144A  1,354,345 1,197
Chase Home Lending Mortgage Trust, Series
2024-RPL4, Class A1A 144A 144A
3.375%, (AFC), 12/25/64 144A  3,227,013 2,873
CIM Trust, Series 2024-R1, Class A1 144A 144A
4.750%, (AFC), 6/25/64 144A  939,591 914
Citicorp Mortgage Securities Trust, Series
2007-8, Class 1A3
6.000%, 9/25/37  1,217 1
Citigroup Mortgage Loan Trust, Series 2007-
10, Class 22AA
4.959%, (CSTR), 9/25/37  5,268 5
Citigroup Mortgage Loan Trust, Series 2007-
10, Class 2A3A
5.446%, (CSTR), 9/25/37  9,664 8
Citigroup Mortgage Loan Trust, Series 2007-
AR4, Class 2A2A
4.556%, (CSTR), 3/25/37  238,098 204
COLT Mortgage Loan Trust, Series 2024-3,
Class A1 144A 144A
6.393%, (AFC), 6/25/69 144A ∑ 928,215 937
Countrywide Alternative Loan Trust, Series
2004-28CB, Class 5A1
5.750%, 1/25/35  7,405 7
Countrywide Alternative Loan Trust, Series
2005-1CB, Class 2A1
6.000%, 3/25/35  256,108 113
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
5.145%, (US SOFR 1 Month plus 0.775%),
11/20/35  3,174 3
Countrywide Alternative Loan Trust, Series
2005-76, Class 1A1
6.305%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 1.480%),
1/25/36  8,804 8
Countrywide Alternative Loan Trust, Series
2005-79CB, Class A3
5.500%, 1/25/36  97,603 54
Countrywide Alternative Loan Trust, Series
2005-J1, Class 1A8
5.500%, 2/25/35  79,893 71
Countrywide Alternative Loan Trust, Series
2005-J1, Class 3A1
6.500%, 8/25/32  658 1
Countrywide Alternative Loan Trust, Series
2005-J11, Class 1A13
5.500%, 11/25/35  142,340 78
Countrywide Alternative Loan Trust, Series
2006-45T1, Class 1A13
6.000%, 2/25/37  103,829 38
Countrywide Alternative Loan Trust, Series
2006-5T2, Class A1
4.953%, (US SOFR 1 Month plus 0.615%),
4/25/36  332,674 124
Countrywide Alternative Loan Trust, Series
2006-HY10, Class 2A1
5.394%, (CSTR), 5/25/36  5,119 5
Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series
2006-OA12, Class A1B
4.675%, (US SOFR 1 Month plus 0.305%),
9/20/46  3,985 4
Countrywide Alternative Loan Trust, Series
2006-OA17, Class 1A1A
4.680%, (US SOFR 1 Month plus 0.310%),
12/20/46  17,963 15
Countrywide Alternative Loan Trust, Series
2006-OA2, Class A1
4.905%, (US SOFR 1 Month plus 0.535%),
5/20/46  243,330 209
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
4.695%, (US SOFR 1 Month plus 0.325%),
7/20/46  5,194 4
Countrywide Alternative Loan Trust, Series
2007-9T1, Class 2A2
6.000%, 5/25/37  216,912 95
Countrywide Alternative Loan Trust, Series
2007-AL1, Class A1
4.703%, (US SOFR 1 Month plus 0.365%),
6/25/37  3,021,486 2,464
Countrywide Alternative Loan Trust, Series
2007-OA3, Class 1A1
4.733%, (US SOFR 1 Month plus 0.395%),
4/25/47  21,243 19
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2005-22, Class 3A1
5.027%, (CSTR), 10/25/35  8,181 7
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2005-HYB8,
Class 1A1
5.857%, (CSTR), 12/20/35  223 –π
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36  13,118 4
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36  94,343 43
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-OA4, Class A1
5.785%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 0.960%),
4/25/46  33,967 10
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-OA4, Class A2
4.993%, (US SOFR 1 Month plus 0.655%),
4/25/46  900,138 249
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2007-HYB1,
Class 3A1
4.400%, (CSTR), 3/25/37  4,456 4
Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33  201 –π
Credit Suisse Mortgage Trust, Series 2014-6R,
Class 3A2 144A 144A
5.710%, (CSTR), 9/27/35 144A  126,317 106

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Credit Suisse Mortgage Trust, Series 2021-
RPL3, Class A1 144A 144A
2.000%, 1/25/60 144A  6,015,565 5,230
Cross Mortgage Trust, Series 2024-H4,
Class A1 144A 144A
6.147%, (AFC), 7/25/69 144A ∑ 895,435 901
Cross Mortgage Trust, Series 2024-H6,
Class A1 144A 144A
5.129%, (AFC), 9/25/69 144A  2,351,058 2,328
Deutsche ALT-A Securities, Inc. Mortgage
Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35  256,460 212
EMF-NL BV, Series 2008-APRX, Class A2
4.015%, (Euribor 3 Month ACT/360 plus
0.800%), 4/17/41 EUR §,∞ 30,188 31
Federal Home Loan Mortgage Corp.
4.500%, 5/1/54  5,359,420 5,042
5.000%, 11/1/52  19,104,220 18,496
5.500%, 12/1/52  18,174,863 17,984
Federal Home Loan Mortgage Corp., Series
5426, Class CF
5.754%, (US 30 Day Average SOFR plus
0.900%), 12/15/50  2,190,159 2,186
Federal National Mortgage Association, Series
2003-W6, Class F
5.033%, (US 30 Day Average SOFR plus
0.465%), 9/25/42  11,015 11
Federal National Mortgage Association, Series
2024-54, Class FC
5.539%, (US 30 Day Average SOFR plus
0.970%), 8/25/54  2,190,706 2,193
First Horizon Mortgage Pass-Through Trust,
Series 2007-2, Class 1A5
5.750%, 5/25/37  146,969 48
GCAT Trust, Series 2024-NQM2, Class A1 144A 144A
6.085%, (AFC), 6/25/59 144A ∑ 812,717 817
Government National Mortgage Association,
Series 2019-H20, Class FC
5.266%, (US SOFR 1 Month plus 0.615%),
11/20/69  104,202 104
Government National Mortgage Association,
Series 2020-H08, Class FC
5.416%, (US SOFR 1 Month plus 0.765%),
2/20/70  46,364 46
GSR Mortgage Loan Trust, Series 2005-AR6,
Class 1A1
6.687%, (CSTR), 9/25/35  351 –π
GSR Mortgage Loan Trust, Series 2006-2F,
Class 3A6
6.000%, 2/25/36  69,203 31
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 2A1
4.743%, (CSTR), 1/25/36  716 1
GSR Mortgage Loan Trust, Series 2007-AR1,
Class 2A1
4.534%, (CSTR), 3/25/47  6,153 4
HarborView Mortgage Loan Trust, Series
2005-10, Class 2A1A
5.101%, (US SOFR 1 Month plus 0.735%),
(AFC), 11/19/35  2,923 2
Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
HarborView Mortgage Loan Trust, Series
2005-3, Class 2A1A
4.961%, (US SOFR 1 Month plus 0.595%),
(AFC), 6/19/35  6,224 6
HomeBanc Mortgage Trust, Series 2005-1,
Class A1
4.953%, (US SOFR 1 Month plus 0.615%),
3/25/35  2,253 2
HSI Asset Securitization Corp. Trust, Series
2006-NC1, Class 2A
4.893%, (US SOFR 1 Month plus 0.555%),
11/25/35  703,366 642
IndyMac INDX Mortgage Loan Trust, Series
2004-AR6, Class 5A1
5.505%, (CSTR), 10/25/34  11,415 11
IndyMac INDX Mortgage Loan Trust, Series
2005-AR12, Class 2A1A
4.933%, (US SOFR 1 Month plus 0.595%),
(AFC), 7/25/35  928 1
IndyMac INDX Mortgage Loan Trust, Series
2005-AR14, Class 2A1A
5.053%, (US SOFR 1 Month plus 0.715%),
7/25/35  7,129 6
JP Morgan Mortgage Trust, Series 2005-ALT1,
Class 2A1
5.694%, (CSTR), 10/25/35  5,032 4
JP Morgan Mortgage Trust, Series 2007-A1,
Class 6A1
5.633%, (CSTR), 7/25/35  2,109 2
JP Morgan Mortgage Trust, Series 2007-A4,
Class 3A1
5.452%, (CSTR), 6/25/37  25,974 20
JP Morgan Mortgage Trust, Series 2024-5,
Class A11 144A 144A
5.819%, (US 30 Day Average SOFR plus
1.250%), (AFC), 11/25/54 144A  1,284,422 1,285
LoanCore, Series 2022-CRE7, Class A 144A 144A
6.148%, (US 30 Day Average SOFR plus
1.550%), 1/17/37 144A  3,496,345 3,512
Luminent Mortgage Trust, Series 2006-6,
Class A1
4.853%, (US SOFR 1 Month plus 0.515%),
10/25/46  589,971 526
Merrill Lynch Mortgage Investors Trust, Series
2006-A3, Class 6A1
5.168%, (CSTR), 5/25/36  5,331 5
MF1, Series 2022-FL8, Class A 144A 144A
5.716%, (US SOFR 1 Month plus 1.350%),
2/19/37 144A  919,866 919
Mill City Mortgage Loan Trust, Series 2018-1,
Class A1 144A 144A
3.250%, (AFC), 5/25/62 144A  332,175 328
New Residential Mortgage Loan Trust, Series
2021-NQM1R, Class A3 144A 144A
1.198%, (AFC), 7/25/55 144A  564,248 508
New Residential Mortgage Loan Trust, Series
2023-NQM1, Class A1A 144A 144A
6.864%, (AFC), 10/25/63 144A ∑ 3,064,894 3,098
OBX Trust, Series 2023-NQM8, Class A1 144A 144A
7.045%, (AFC), 9/25/63 144A ∑ 2,079,981 2,109

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
OBX Trust, Series 2023-NQM9, Class A1 144A 144A
7.159%, (AFC), 10/25/63 144A ∑ 3,891,662 3,965
OBX Trust, Series 2024-HYB2, Class A1 144A 144A
3.642%, (CSTR), 4/25/53 144A  2,706,089 2,640
OBX Trust, Series 2024-NQM8, Class A1 144A 144A
6.233%, (AFC), 5/25/64 144A ∑ 857,832 865
OPEN Trust, Series 2023-AIR, Class A 144A 144A
7.486%, (US SOFR 1 Month plus 3.089%),
11/15/40 144A  1,577,948 1,590
Pretium Mortgage Credit Partners Trust,
Series 2024-NPL8, Class A1 144A 144A
5.963%, (AFC), 11/25/54 144A ∑ 992,702 995
PRPM Trust, Series 2023-NQM2, Class A1 144A 144A
6.250%, (AFC), 8/25/68 144A ∑ 2,482,497 2,499
PRPM Trust, Series 2024-6, Class A1 144A 144A
5.699%, (AFC), 11/25/29 144A ∑ 974,678 975
PRPM Trust, Series 2024-NQM1, Class A1 144A 144A
6.265%, (AFC), 12/25/68 144A ∑ 868,869 878
PRPM Trust, Series 2024-NQM2, Class A1 144A 144A
6.327%, (AFC), 6/25/69 144A ∑ 914,740 923
PRPM Trust, Series 2024-NQM3, Class A1 144A 144A
5.228%, (AFC), 8/25/69 144A ∑ 2,635,829 2,612
RCKT Mortgage Trust, Series 2024-CES5,
Class A1A 144A 144A
5.846%, (AFC), 8/25/44 144A ∑ 1,688,109 1,699
RCKT Mortgage Trust, Series 2024-CES7,
Class A1A 144A 144A
5.158%, (AFC), 10/25/44 144A ∑ 1,155,236 1,145
Residential Accredit Loans, Inc., Series 2006-
QA7, Class 1A1
4.833%, (US SOFR 1 Month plus 0.495%),
8/25/36  3,158 3
Residential Accredit Loans, Inc., Series 2006-
QA8, Class A1
4.833%, (US SOFR 1 Month plus 0.495%),
9/25/36  9,973 9
Residential Asset Securitization Trust, Series
2007-A2, Class 2A2
6.500%, 4/25/37  3,309,579 887
Securitized Asset Backed Receivables LLC
Trust, Series 2005-FR4, Class M2
5.413%, (US SOFR 1 Month plus 1.075%),
1/25/36  27,192 25
Sequoia Mortgage Trust, Series 2024-HYB1,
Class A1A 144A 144A
4.520%, 11/25/63 144A  1,818,266 1,784
Specialty Underwriting & Residential Finance
Trust, Series 2005-BC2, Class M3
5.428%, (US SOFR 1 Month plus 1.090%),
12/25/35  50,301 50
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-19XS, Class 1A1
4.773%, (US SOFR 1 Month plus 0.435%),
10/25/35  28,362 27
Structured Asset Mortgage Investments II
Trust, Series 2005-AR8, Class A2
6.538%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 1.480%),
2/25/36  187,036 157
Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Structured Asset Mortgage Investments II
Trust, Series 2006-AR6, Class 1A1
4.813%, (US SOFR 1 Month plus 0.475%),
(AFC), 7/25/46  121,228 103
Suntrust Alternative Loan Trust, Series 2005-
1F, Class 1A1
5.103%, (US SOFR 1 Month plus 0.765%),
12/25/35  3,721 3
Towd Point Mortgage Trust, Series 2015-4,
Class B2 144A 144A
4.132%, (CSTR, AFC), 4/25/55 144A  2,500,000 2,391
Towd Point Mortgage Trust, Series 2017-2,
Class M1 144A 144A
3.750%, (AFC), 4/25/57 144A  2,500,000 2,448
Towd Point Mortgage Trust, Series 2024-4,
Class A1A 144A 144A
4.391%, (AFC), 10/27/64 144A  2,243,550 2,179
Towd Point Mortgage Trust, Series 2024-
CES6, Class A1 144A 144A
5.725%, (AFC), 11/25/64 144A ∑ 1,082,504 1,085
Uniform Mortgage Backed Security TBA
4.000%, 2/13/55  6,000,000 5,485
4.500%, 1/15/55  6,600,000 6,207
6.000%, 2/15/55  41,100,000 41,254
6.500%, 2/13/54  59,200,000 60,372
Verus Securitization Trust, Series 2023-4,
Class A1 144A 144A
5.811%, (AFC), 5/25/68 144A ∑ 764,933 767
Verus Securitization Trust, Series 2023-7,
Class A1 144A 144A
7.070%, (AFC), 10/25/68 144A ∑ 2,226,445 2,264
Verus Securitization Trust, Series 2024-INV1,
Class A1 144A 144A
6.116%, (AFC), 3/25/69 144A ∑ 3,055,888 3,077
Verus Securitization Trust, Series 2024-R1,
Class A1 144A 144A
5.218%, 9/25/69 144A ∑ 983,384 976
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR19, Class A6
5.637%, (CSTR, AFC), 2/25/33  388 –π
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR12, Class 3A3
4.002%, (CSTR), 10/25/36  10,544 9
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR2, Class 1A1
4.563%, (CSTR), 3/25/36  86,934 80
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR8, Class 2A1
5.076%, (CSTR), 8/25/36  5,241 5
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 3A1
4.060%, (CSTR), 2/25/37  2,060 2
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA3, Class 4A2
5.525%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 0.700%),
4/25/47  203,082 160
Wells Fargo Alternative Loan Trust, Series
2007-PA4, Class 2A1
7.099%, (CSTR), 7/25/37  20,047 18

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (32.9%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Wells Fargo Commercial Mortgage Trust,
Series 2024-5C2, Class A2
5.439%, 11/15/57  3,300,000 3,336
Wells Fargo Commercial Mortgage Trust,
Series 2024-5C2, Class A3
1.000%, (AFC), 11/15/57  2,600,000 2,679
Wells Fargo Mortgage Backed Securities
Trust, Series 2006-AR5, Class 2A1
6.671%, (CSTR), 4/25/36  16,918 16
Wells Fargo Mortgage Backed Securities
Trust, Series 2007-AR8, Class A1
6.658%, (CSTR), 11/25/37  14,030 12
Total 264,340
Total Structured Products (Cost: $434,639) 429,788
144A 144A 144A
Bank Loan Obligations ( 3.6% )
Bank Loan Obligations (3.6%)
Adient US LLC, 6.607%, (US SOFR 1 Month
plus 2.500%), 1/31/31 16,624 17
Air Canada, 6.337%, (US SOFR 3 Month plus
2.000%), 3/21/31 1,293,500 1,298
Albion Financing 3 SARL, 7.500%, (Euribor
3 Month ACT/360 plus 4.250%), 8/16/29
EUR∞ 1,400,000 1,458
AmSurg Corp. First Out, 11.382%, (US SOFR
3 Month plus 6.750%), 7/20/26Æ 281,436 281
AmSurg Corp. Last Out, 12.507%, (US SOFR
3 Month plus 7.875%), 11/3/28 1,041,869 1,042
Avolon TLB Borrower 1 LLC, 6.120%, (US
SOFR 1 Month plus 1.750%), 6/24/30 1,158,248 1,157
Bank of Industry, Ltd., 4.543%, (Euribor 3
Month ACT/360 plus 1.700%), 8/23/27
EUR∞ 3,000,000 3,084
Broadcom, Inc. Term A3, 5.463%, (US SOFR
1 Month plus 1.125%), 8/14/26 574,759 572
Charter Communications Operating LLC,
6.781%, (US SOFR 3 Month plus 2.250%),
12/15/31 568,202 567
Connect Finco SARL, 7.857%, (US SOFR 1
Month plus 3.500%), 12/11/26 340,250 336
Cotiviti, Inc., 7.303%, (US SOFR 1 Month plus
2.750%), 5/1/31 2,878,286 2,891
Directv Financing LLC, 10.097%, (US SOFR 1
Month plus 5.250%), 8/2/29 1,001,000 980
First Student Bidco, Inc., 6.892%, (US SOFR
3 Month plus 2.500%), 7/21/28 997,418 998
Fortress Intermediate 3, Inc., 7.857%, (US
SOFR 1 Month plus 3.500%), 6/27/31 1,396,500 1,399
Global Medical Response, Inc., 9.856%, (US
SOFR 1 Month plus 5.500%), 10/31/28Þ 275,969 276
Goat Holdco LLC, 7.337%, (US SOFR 1
Month plus 3.000%), 12/10/31 1,300,000 1,299
LifePoint Health, Inc., 7.965%, (US SOFR 3
Month plus 3.500%), 5/17/31 1,496,250 1,498
Modena Buyer LLC, 8.857%, (US SOFR 1
Month plus 4.500%), 7/1/31 1,475,000 1,424
Newfold Digital Holdings Group, Inc., 8.138%,
(US SOFR 3 Month plus 3.500%), 2/10/28Æ 2,588,154 2,122
Bank Loan Obligations (3.6%) Shares/ Par
+
Value
$ (000’s)
Bank Loan Obligations continued
OCS Group Holdings, Ltd., 10.450%, (SONIO
plus 5.750%), 11/27/31 GBP∞ 2,500,000 3,098
QualityTech LP, 8.024%, (US SOFR plus
3.500%), 10/30/31 1,400,000 1,404
Republic of Turkey, 9.127%, (Euribor 3 Month
ACT/360 plus 6.210%), 4/27/31 EUR∞,Æ 1,700,000 1,919
Restaurant Brands International, 6.107%, (US
SOFR 1 Month plus 1.750%), 9/20/30 2,388,000 2,374
Rockpoint Gas Storage Partners LP, 7.985%,
(US SOFR 1 Month plus 3.500%), 9/18/31 1,300,000 1,307
Setanta Aircraft Leasing DAC, 6.079%, (US
SOFR 3 Month plus 1.750%), 11/5/28 2,000,000 2,006
SOCAR Turkey Energy, Inc., 6.887%, (Euribor
6 Month ACT/360 plus 3.450%), 8/17/26
EUR∞ 5,800,000 5,979
Spirit Airlines, Inc., 11.375%, (US SOFR 1
Month plus 7.000%), 12/18/25 241,098 241
Standard Industries, Inc., 6.106%, (US SOFR
1 Month plus 1.750%), 9/22/28 399,475 400
Station Casinos LLC, 6.375%, (US SOFR 1
Month plus 2.250%), 3/14/31 1,191,000 1,192
Stepstone Group MidCo 2 GmbH, 7.339%,
(Euribor 3 Month ACT/360 plus 4.500%),
12/4/31 EUR∞ 2,200,000 2,249
US Renal Care, Inc., 9.472%, (US SOFR 1
Month plus 5.000%), 6/20/28 997,468 931
Wand NewCo 3, Inc., 7.607%, (US SOFR 1
Month plus 3.250%), 1/30/31 683,656 686
Total Bank Loan Obligations (Cost: $47,502) 46,485
Short-Term Investments ( 6.5% )
Governments (1.0%)
National Bank of Hungary Bill
0.000%, 1/2/25 HUF∞ 3,072
0.000%, 1/9/25 HUF∞ 789,000,000 1,984
US Treasury
0.000%, 3/6/25 719,000 714
0.125%, 4/15/25β 711,221 707
0.375%, 7/15/25β 6,679,259 6,639
Total 13,116
Repurchase Agreements (5.5%)
Bank of Nova Scotia repurchase (Purchased
on 12/24/24, to be repurchased at CAD
20,012,542, collateralized by Province
of British Columbia Government Bond,
4.30%, due 6/18/42, par and fair value of
CAD 20,319,000 and CAD 20,376,909,
respectively)
3.270%, 1/3/25 CAD∞ 20,000,000 13,913
Citigroup Global Markets, Inc. repurchase
(Purchased on 12/31/24, to be repurchased
at $100,013, collateralized by US Treasury
Note, 4.125%, due 9/30/27, par and
fair value of $103,000 and $102,638,
respectively)
4.570%, 1/3/25 100,000 100

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Investments (6.5%) Shares/ Par
+
Value
$ (000’s)
Repurchase Agreements continued
Citigroup Global Markets, Inc. repurchase
(Purchased on 12/31/24, to be repurchased
at $26,106,598, collateralized by US
Treasury Note, 4.375%, due 7/15/27,
par and fair value of $26,540,000 and
$26,617,754, respectively)
4.550%, 1/2/25 26,100,000 26,100
Citigroup Global Markets, Inc. repurchase
(Purchased on 12/31/24, to be repurchased
at $31,003,961, collateralized by US
Treasury Note, 3.500%, due 4/30/28,
par and fair value of $32,403,000 and
$31,595,456, respectively)
4.600%, 1/3/25 31,000,000 31,000
Total 71,113
Total Short-Term Investments (Cost: $84,167) 84,229
Total Investments (110.2%) (Cost: $1,516,640)
@
1,438,258
Other Assets, Less Liabilities (-10.2%) (133,246)
Net Assets (100.0%) 1,305,012
Reverse Repurchase Agreements
Reference Entity Counterparty
Interest
Rate
Borrowing
Date
Maturity
Date Currency
Amount
Borrowed
(000's)
Payable for
Reverse
Repurchase
Agreements
(000s)
Argentine Republic Morgan Stanley & Co.
International PLC
4.100% 12/19/24 Open USD (3,143) $ (3,143)
Nexi SpA Barclays Bank PLC 0.500% 12/18/24 Open EUR (1,340) (1,388)
Romanian Government
International Bond
Morgan Stanley & Co.
International PLC
2.100% 12/17/24 Open EUR (922) (955)
Serbia International Bond Barclays Bank PLC 4.200% 12/19/24 Open USD (844) (844)
$ (6,330)
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Euro-Bobl Future Long EUR 36,400 364 3/25 $ 44,439 $ (311) $ 1
Euro-BTP Future Long EUR 500 5 3/25 621 (7) –π
Euro-Bund Future Long EUR 1,900 19 3/25 2,626 (45) –π
Euro-Schatz Future Long EUR 40,300 403 3/25 44,661 (136) 1
Five-Year US Treasury Note Future Long USD 76,200 762 3/25 81,004 (365) (71)
Long Gilt Future Short GBP 600 6 3/25 694 16 (2)
Ten-Year US Treasury Note Future Long USD 22,000 220 3/25 23,925 (203) (48)
Ultra Long Term US Treasury Bond Future Short USD 600 6 3/25 683 16 2
Ultra Ten-Year US Treasury Note Future Long USD 18,200 182 3/25 20,259 (424) (45)
$ (1,459) $ (162)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Centrally Cleared Interest Rate Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day  USD-SOFR
Compounded-OIS
3.750% 12/29 14,800 USD $ 173 $ 19 $ 192 $ 6
1-Day  USD-SOFR
Compounded-OIS
3.750% 12/34 39,500 USD (1,641) 2,683 1,042 57
1-Day  USD-SOFR
Compounded-OIS
3.500% 12/54 18,900 USD 136 1,287 1,423 14
1-Day JPY-MUTKCALM
Compounded-OIS
0.400% 6/32 1,460,000 JPY 105 235 340 (1)
1-Day JPY-MUTKCALM
Compounded-OIS
0.850% 9/33 850,000 JPY (76) 133 57 –π
6-Month Euribor 2.250% 3/55 6,275 EUR (10) (139) (149) (6)
$ (1,313) $ 4,218 $ 2,905 $ 70
Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day  CZK-SOFR
Compounded-Vanilla
3.365% 11/29 78,900 CZK $ (36) $ (7) $ (43) $ (1)
1-Day  USD-SOFR
Compounded-OIS
3.866% 11/34 800 USD – (13) (13) (1)
1-Day  USD-SOFR
Compounded-OIS
3.865% 11/34 800 USD – (14) (14) (1)
1-Day  USD-SOFR
Compounded-OIS
4.015% 12/34 900 USD – (4) (4) (1)
1-Day GBP-SONIO
Compounded-OIS
4.000% 9/29 30,500 GBP 175 (276) (101) 67
1-Day GBP-SONIO
Compounded-OIS
3.750% 9/34 3,000 GBP 29 (123) (94) 11
1-Day GBP-SONIO
Compounded-OIS
3.750% 9/54 1,200 GBP 25 (145) (120) 8
6-Month
AUD-BBR-BBSW
4.750% 12/33 58,900 AUD 152 115 267 84
6-Month Euribor 2.500% 3/35 14,650 EUR 143 61 204 1
Canadian Overnight
Repo Rate Average
3.750% 12/25 35,200 CAD (126) 334 208 3
Canadian Overnight
Repo Rate Average
2.500% 6/29 8,000 CAD (235) 189 (46) 5
$ 127 $ 117 $ 244 $ 175
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value(000's)
Variation
Margin(000's)
Markit CDX Emerging
Markets Index,
Series 34
1.000% 12/25 1.102% 5,336 USD $ (47) $ 42 $ (5) $ 4
Markit CDX Emerging
Markets Index,
Series 36
1.000% 12/26 0.974% 33,028 USD (745) 761 16 26
Markit CDX Emerging
Markets Index,
Series 37
1.000% 6/27 1.145% 490 USD (21) 19 (2) –π
Markit CDX Emerging
Markets Index,
Series 38
1.000% 12/27 1.248% 4,200 USD (200) 171 (29) 2

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection (continued)
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000’s) Currency
Upfront
Premium Paid/
(Received)
(000’s)
Unrealized
Appreciation/
(Depreciation)
(000’s)
Market
Value(000’s)
Variation
Margin(000’s)
Markit CDX Emerging
Markets Index,
Series 39
1.000% 6/28 1.332% 600 USD $ (27) $ 21 $ (6) $ –π
Markit CDX Emerging
Markets Index,
Series 40
1.000% 12/28 1.481% 10,200 USD (365) 190 (175) –π
Markit CDX Emerging
Markets Index,
Series 41
1.000% 6/29 1.608% 4,100 USD (135) 37 (98) (1)
Markit CDX Emerging
Markets Index,
Series 42
1.000% 12/29 1.729% 7,400 USD (207) (25) (232) (2)
Markit CDX North America
High Yield Index,
Series 38
5.000% 6/27 1.927% 576 USD (8) 49 41 –π
Markit CDX North America
High Yield Index,
Series 40
5.000% 6/28 2.507% 588 USD 1 44 45 –π
Markit CDX North America
High Yield Index,
Series 41
5.000% 12/28 2.693% 198 USD 9 7 16 –π
Markit CDX North America
High Yield Index,
Series 43
5.000% 12/29 3.117% 88,725 USD 6,155 673 6,828 37
Markit CDX North America
Investment Grade
Index, Series 43
1.000% 12/29 0.499% 81,100 USD 1,732 78 1,810 9
$ 6,142 $ 2,067 $ 8,209 $ 75
Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value(000's)
Variation
Margin(000's)
AT&T, Inc. 1.000% 6/25 0.262% 100 USD $ –π $ – $ –π $ –π
AT&T, Inc. 1.000% 6/26 0.360% 100 USD 1 – 1 –π
Carnival Corp. 1.000% 12/28 1.257% 600 USD (106) 100 (6) –π
Ford Motor Co. 5.000% 6/25 0.258% 200 USD 1 3 4 –π
Ford Motor Co. 5.000% 12/25 0.306% 400 USD 4 14 18 –π
Ford Motor Co. 5.000% 6/26 0.491% 1,000 USD 16 48 64 –π
Ford Motor Co. 5.000% 6/27 0.770% 300 USD 14 16 30 –π
Ford Motor Co. 5.000% 6/27 0.760% 900 USD 31 58 89 –π
General Electric Co. 1.000% 6/26 0.116% 3,800 USD 12 36 48 –π
General Electric Co. 1.000% 12/26 0.125% 400 USD 2 5 7 –π
Glencore Finance Europe,
Ltd.
5.000% 6/31 1.354% 1,000 EUR 211 10 221 (1)
Marks & Spencer PLC 1.000% 6/27 0.358% 100 EUR (4) 6 2 –π
Marks & Spencer PLC 1.000% 12/28 0.570% 500 EUR (22) 31 9 –π
Volkswagen International
Finance NV
1.000% 6/29 1.025% 3,100 EUR 28 (31) (3) (1)
$ 188 $ 296 $ 484 $ (2)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 334 $ 4 $ 338 $ (16) $ (166) $ (182) $ –

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       BNP Paribas SA AUD 13,034 8,067 1/15/25 $ 385 $ — $ 385
Sell       HSBC Bank PLC CAD 20,013 13,923 1/3/25 — (8) (8)
Sell       Barclays Bank PLC CAD 15,761 10,969 1/15/25 225 — 225
Sell       Barclays Bank PLC CHF 14 15 1/15/25 1 — 1
Sell       HSBC Bank PLC CHF 8,927 9,847 1/15/25 327 — 327
Buy       BNP Paribas SA CNH 8,567 1,167 1/15/25 — (6) (6)
Buy       HSBC Bank PLC CNH 4,496 613 1/15/25 — (3) (3)
Sell       Bank of America NA CNH 5,222 712 1/15/25 6 — 6
Sell       BNP Paribas SA CNH 24,169 3,294 1/15/25 33 — 33
Sell       HSBC Bank PLC CNH 11,513 1,569 1/15/25 13 — 13
Sell       JP Morgan Chase Bank NA CNH 10,850 1,479 1/15/25 21 — 21
Sell       BNP Paribas SA CNH 23,041 3,142 2/14/25 38 — 38
Sell       BNP Paribas SA CNH 19,055 2,609 5/12/25 20 — 20
Sell       HSBC Bank PLC CNH 15,102 2,068 5/12/25 16 — 16
Sell       BNP Paribas SA CZK 3,809 157 1/21/25 1 — 1
Buy       Barclays Bank PLC EUR 2,168 2,247 1/15/25 — (50) (50)
Buy       NatWest Markets PLC EUR 1,084 1,123 1/15/25 — (16) (16)
Sell       Barclays Bank PLC EUR 2,160 2,239 1/15/25 38 — 38
Sell       HSBC Bank PLC EUR 144,804 150,067 1/15/25 2,503 — 2,503
Sell       JP Morgan Chase Bank NA EUR 3,598 3,729 1/15/25 54 — 54
Sell       Barclays Bank PLC GBP 15,656 19,597 1/15/25 111 — 111
Buy       JP Morgan Chase Bank NA HUF 7,314 18 1/9/25 — —π —π
Sell       Goldman Sachs Bank USA HUF 1,246,215 3,138 1/2/25 55 — 55
Sell       BNP Paribas SA HUF 795,303 2,002 1/9/25 2 (4) (2)
Buy       Barclays Bank PLC IDR 26,644,628 1,655 1/15/25 —π (42) (42)
Buy       BNP Paribas SA IDR 3,178,470 197 1/15/25 — (2) (2)
Buy       Goldman Sachs Bank USA IDR 89,870,958 5,581 1/15/25 — (95) (95)
Buy       Bank of America NA IDR 1,651,593 103 1/22/25 — (1) (1)
Buy       Barclays Bank PLC IDR 325,510 20 1/22/25 — —π —π
Buy       BNP Paribas SA IDR 31,172,201 1,935 1/22/25 — (28) (28)
Buy       Goldman Sachs Bank USA IDR 13,650,469 848 1/22/25 — (9) (9)
Sell       JP Morgan Chase Bank NA IDR 1,565,060 97 1/22/25 1 — 1
Sell       Barclays Bank PLC ILS 3,330 918 3/17/25 17 — 17
Sell       HSBC Bank PLC ILS 1,061 293 3/17/25 6 — 6
Sell       BNP Paribas SA ILS 7,156 1,982 9/2/25 — (27) (27)
Buy       BNP Paribas SA INR 283,668 3,309 1/17/25 — (47) (47)
Buy       HSBC Bank PLC INR 68,914 804 1/17/25 — (11) (11)
Buy       JP Morgan Chase Bank NA INR 767,322 8,949 1/17/25 — (103) (103)
Buy       BNP Paribas SA INR 113,513 1,317 3/21/25 — —π —π
Buy       HSBC Bank PLC INR 47,768 554 3/21/25 — (1) (1)
Sell       BNP Paribas SA INR 112,929 1,317 1/17/25 — —π —π
Sell       HSBC Bank PLC INR 47,521 554 1/17/25 —π — —π
Buy       Bank of America NA JPY 27,707 176 1/15/25 — (5) (5)
Buy       Barclays Bank PLC JPY 171,800 1,093 1/15/25 — (58) (58)
Buy       JP Morgan Chase Bank NA JPY 43,498 277 1/15/25 — (14) (14)
Buy       JP Morgan Chase Bank NA KRW 14,910 10 1/15/25 — —π —π
Buy       Bank of America NA KRW 481,120 327 1/22/25 — (15) (15)
Sell       Bank of America NA KRW 4,443,214 3,019 1/15/25 79 — 79
Sell       Barclays Bank PLC KRW 6,838,348 4,647 1/15/25 246 — 246
Sell       BNP Paribas SA KRW 1,323,434 900 1/15/25 50 — 50
Sell       HSBC Bank PLC KRW 3,888,836 2,642 1/15/25 166 — 166
Sell       Bank of America NA KRW 69,308 47 1/22/25 1 — 1
Sell       HSBC Bank PLC KRW 2,965,404 2,015 1/22/25 107 — 107
Sell       BNP Paribas SA MXN 7,435 356 1/6/25 12 — 12
Sell       Goldman Sachs Bank USA MXN 10,018 478 1/31/25 —π — —π
Sell       Goldman Sachs Bank USA MXN 6,547 312 2/11/25 10 — 10
Sell       UBS AG MXN 22,710 1,076 3/18/25 33 — 33

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       Bank of America NA MXN 23,140 1,096 3/19/25 $ 35 $ — $ 35
Sell       BNP Paribas SA MXN 34,076 1,613 3/19/25 48 — 48
Sell       Goldman Sachs Bank USA MXN 7,460 353 3/19/25 12 — 12
Sell       Royal Bank of Canada MXN 54,791 2,595 3/19/25 81 — 81
Buy       HSBC Bank PLC NZD 1,696 949 1/15/25 — (54) (54)
Sell       Barclays Bank PLC PEN 13,994 3,724 1/7/25 27 — 27
Sell       Goldman Sachs Bank USA PEN 2,407 640 1/13/25 6 — 6
Sell       Goldman Sachs Bank USA PEN 3,412 906 4/4/25 9 — 9
Buy       JP Morgan Chase Bank NA PLN 1,906 461 1/17/25 — (4) (4)
Buy       UBS AG PLN 9,231 2,234 1/17/25 — (38) (38)
Buy       Barclays Bank PLC PLN 5,140 1,244 1/24/25 — (19) (19)
Buy       HSBC Bank PLC PLN 6,607 1,599 1/24/25 — (21) (21)
Buy       JP Morgan Chase Bank NA PLN 7,135 1,726 1/24/25 — (30) (30)
Buy       BNP Paribas SA PLN 7,090 1,715 1/31/25 — (25) (25)
Buy       Goldman Sachs Bank USA PLN 3,171 767 1/31/25 — (12) (12)
Sell       Barclays Bank PLC SEK 2,215 200 1/15/25 2 — 2
Sell       Bank of America NA SGD 286 210 1/15/25 3 — 3
Sell       BNP Paribas SA SGD 496 364 1/15/25 6 — 6
Sell       JP Morgan Chase Bank NA SGD 35 26 1/15/25 —π — —π
Buy       Barclays Bank PLC TRY 46,486 1,296 1/17/25 10 — 10
Buy       JP Morgan Chase Bank NA TRY 10,772 295 2/3/25 28 — 28
Buy       Barclays Bank PLC TRY 30,907 845 2/5/25 25 — 25
Buy       Barclays Bank PLC TRY 29,188 798 2/6/25 23 — 23
Buy       UBS AG TRY 6,594 180 2/7/25 19 — 19
Buy       Barclays Bank PLC TRY 74,454 1,992 2/28/25 36 — 36
Buy       Barclays Bank PLC TRY 8,088 215 3/5/25 3 — 3
Buy       Barclays Bank PLC TRY 6,992 184 3/17/25 2 — 2
Buy       JP Morgan Chase Bank NA TRY 25,882 654 5/2/25 62 — 62
Buy       JP Morgan Chase Bank NA TRY 2,248 57 5/5/25 5 — 5
Buy       JP Morgan Chase Bank NA TRY 49,486 1,245 5/6/25 125 — 125
Buy       JP Morgan Chase Bank NA TRY 36,027 905 5/8/25 94 — 94
Buy       Barclays Bank PLC TWD 55,389 1,692 1/22/25 — (23) (23)
Buy       BNP Paribas SA TWD 26,923 823 1/22/25 — (7) (7)
Buy       HSBC Bank PLC TWD 43,778 1,337 1/22/25 — (8) (8)
Sell       BNP Paribas SA TWD 47,334 1,446 1/22/25 45 — 45
Sell       Goldman Sachs Bank USA TWD 125,192 3,825 1/22/25 64 — 64
Sell       JP Morgan Chase Bank NA TWD 182,547 5,578 1/22/25 65 — 65
Sell       Royal Bank of Canada TWD 127,755 3,903 1/22/25 51 — 51
Sell       BNP Paribas SA TWD 26,767 824 4/25/25 6 — 6
Sell       HSBC Bank PLC TWD 43,529 1,340 4/25/25 5 — 5
Buy       Barclays Bank PLC ZAR 6,401 339 1/17/25 — (15) (15)
Buy       BNP Paribas SA ZAR 74,621 3,949 1/17/25 — (269) (269)
$ 5,474 $ (1,070) $ 4,404
Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection
Reference Entity Counterparty
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread Currency
Notional
Amount
(000's)
Upfront
Premium
Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value
(000's)
Republic of Indonesia Barclays Bank PLC 1.000% 6/31 0.981% USD 5,700 $ (155) $ 161 $ 6
Republic of Poland JP Morgan Chase
Bank NA
1.000% 6/29 0.658% USD 2,000 23 5 28
Republic of Turkey Morgan Stanley
Capital
Services LLC
1.000% 12/28 2.224% USD 3,000 (183) 53 (130)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)
Reference Entity Counterparty
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread Currency
Notional
Amount
(000’s)
Upfront
Premium
Paid/
(Received)
(000’s)
Unrealized
Appreciation/
(Depreciation)
(000’s)
Market
Value
(000’s)
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 12/26 0.709% USD 300 $ –π $ 2 $ 2
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 6/27 0.841% USD 100 –π – –π
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 6/28 1.056% USD 100 (1) 1 –π
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 12/28 1.150% USD 300 (2) – (2)
$ (318) $ 222 $ (96)
Written Options
Description Counterparty Currency
Notional Par
(000's)
Exercise
Price
Expiration
Date
Number of
Contracts Value (000's)
Call - Ten-Year Interest Rate
Swaption
BNP Paribas SA USD 800 $ 3.490 1/25 800,000 $ —π
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 900 3.496 1/25 900,000 —π
Call - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 400 3.500 1/25 400,000 —π
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 3.500 1/25 800,000 —π
Call - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 900 3.533 1/25 900,000 —π
Call - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 400 3.620 1/25 400,000 —π
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 3.690 1/25 800,000 —π
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 3.721 1/25 800,000 —π
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 3.822 1/25 800,000 (1)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 1,600 3.875 1/25 1,600,000 (3)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 3.886 1/25 800,000 (3)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 900 3.900 1/25 900,000 (3)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 3.908 1/25 800,000 (3)
Put - Ten-Year Interest Rate
Swaption
BNP Paribas SA USD 800 3.840 1/25 800,000 (15)
Put - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 400 3.850 1/25 400,000 (7)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 900 3.896 1/25 900,000 (13)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 3.900 1/25 800,000 (12)
Put - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 900 3.933 1/25 900,000 (10)
Put - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 400 3.970 1/25 400,000 (4)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 4.071 1/25 800,000 (5)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Description Counterparty Currency
Notional Par
(000’s)
Exercise
Price
Expiration
Date
Number of
Contracts
Value
(000’s)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 $ 4.090 1/25 800,000 $ (5)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 4.222 1/25 800,000 (2)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 1,600 4.275 1/25 1,600,000 (3)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 4.286 1/25 800,000 (2)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 900 4.300 1/25 900,000 (2)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 4.308 1/25 800,000 (2)
(Premiums Received $63)
$ (95)
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 5,474 $ 36 $ 5,510 $ (1,070) $ (95) $ (132) $ (1,297)
Restricted Securities
Description       Coupon Maturity Date
Acquisition
Date Cost (000's) Value (000's)
Value as a
Percentage of Net
Assets
AmSurg Corp. 11/2/23 $ 396 $ 434 0.03%
Corestate Capital Holding SA 8/22/23 –π –π –%
DrillCo Holding Lux SA - Class B 6/8/23 54 67 –%
DrillCo Holding Lux SA - Class C 6/8/23 484 608 0.05%
Turkiye Is Bankasi AS, Series 2024-H 7.96% 11/15/34 9/18/24 1,250 1,266 0.10%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
δ Restricted security – see accompanying table for additional details
π Amount is less than one thousand.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024 the value of these securities (in thousands) was $497,105 representing
38.1% of the net assets.
φ Defaulted Security - not accruing income as of the date of this report.
∞ Foreign Bond — par value is foreign denominated.
§ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At December 31, 2024, the aggregate value of these securities was $181,893 (in thousands), representing 13.9% of net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
Þ PIK - Payment In Kind. PIK rate of Corestate Capital Holding SA is 10.00%, Global Medical Response, Inc. Corporate Bond is 10.00%, and Global Medical
Response, Inc. Bank Loan Obligation is 0.75%.
µ Perpetual maturity, date shown, if applicable, represents next contractual call date.
Ψ Contingent convertible security
β Part or all of the security has been pledged as collateral.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,502,419 and the net unrealized depreciation of investments based on that cost was $55,895 which is comprised of $36,858 aggregate gross unrealized appreciation and
$92,753 aggregate gross unrealized depreciation.

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Bank Loan Obligations $ — $ 42,163 $ 4,322
Common Stocks — — 1,421
Municipal Bonds — 4,955 —
Corporate Bonds
Basic Materials — 5,992 520
Financial — 188,216 1,491
All Others — 395,232 —
Governments — 279,929 —
Structured Products — 429,788 —
Short-Term Investments — 84,229 —
Other Financial Instruments^
Futures 32 — —
Forward Foreign Currency Contracts — 5,474 —
Interest Rate Swaps — 3,733 —
Credit Default Swaps — 9,285 —
Total Assets:
$ 32 $ 1,448,996 $ 7,754
Liabilities:
Other Financial Instruments^
Futures (1,491) — —
Forward Foreign Currency Contracts — (1,070) —
Written Options — (95) —
Interest Rate Swaps — (584) —
Credit Default Swaps — (688) —
Reverse Repurchase Agreements — (6,330) —
Total Liabilities:
$ (1,491) $ (8,767) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended December 31, 2024.
For the period ended December 31, 2024, there were transfers from Level 3 to Level 2 in the amount of $5,116 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for the securities that were previously not priced by a third party vendor.

Schedule of Investments
December 31, 2024
Balanced Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 96.3% ) Shares/ Par
+
Value
$ (000's)
Commodities (0.3%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  258,400 5,103
Total 5,103
Domestic Equity (29.0%)
iShares Core S&P 500 ETF  230,700 135,809
iShares Core S&P Mid-Cap ETF  223,050 13,898
iShares Core S&P Small-Cap ETF  48,800 5,623
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 35,378,211 54,270
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 11,368,981 53,753
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 49,236,086 55,144
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 9,693,737 32,590
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 21,351,676 32,647
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 8,989,835 22,717
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 12,331,375 24,885
Schwab U.S. REIT ETF  1,297,100 27,317
SPDR Dow Jones REIT ETF  279,800 27,661
SPDR Portfolio S&P 400 Mid Cap ETF  657,400 35,953
SPDR Portfolio S&P 600 Small Cap ETF  741,500 33,308
Total 555,575
Fixed Income (53.0%)
iShares Core U.S. Aggregate Bond ETF  2,333,000 226,068
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 145,989,214 143,799
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 484,526,157 523,773
Investment Companies (96.3%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 29,204,808 30,286
SPDR Portfolio Long Term Treasury ETF  3,500,700 91,683
Total 1,015,609
Foreign Equity (14.0%)
iShares Core MSCI EAFE ETF  835,200 58,698
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 68,867,956 65,975
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 44,519,867 70,965
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 37,408,088 72,497
Total 268,135
Total Investment Companies (Cost: $1,863,606) 1,844,422
Short-Term Investments ( 2.2% )
Governments (1.7%)
US Treasury
2.500%, 1/31/2025 11,300,000 11,283
3.875%, 3/31/2025 11,300,000 11,289
4.625%, 2/28/2025β 11,300,000 11,303
Total 33,875
Investment Companies (0.5%)
JPMorgan Ultra-Short Income ETF 188,550 9,497
Total 9,497
Total Short-Term Investments (Cost: $43,449) 43,372
Total Investments (98.5%) (Cost: $1,907,055)
@
1,887,794
Other Assets, Less Liabilities (1.5%) 28,026
Net Assets (100.0%) 1,915,820
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Payment
Received by
the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Bloomberg Commodity Index
3 Month Forward
Morgan Stanley
Capital Services LLC
0.180% Bloomberg
Commodity
Index 3 Month
Forward
4/25 33,996 $ — $ —
$ — $ —

Balanced Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — — — — —
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company. See Note 11.
β Part or all of the security has been pledged as collateral.
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,912,935 and the net unrealized depreciation of investments based on that cost was $25,141 which is comprised of $94,855 aggregate gross unrealized appreciation and
$119,997 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 1,844,422 $ — $ —
Short-Term Investments
Governments — 33,875 —
Investment Companies 9,497 — —
Other Financial Instruments^
Total Return Swaps — — —
Total Assets:
$ 1,853,919 $ 33,875 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2024
Asset Allocation Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 95.9% ) Shares/ Par
+
Value
$ (000's)
Commodities (0.3%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  46,500 918
Total 918
Domestic Equity (42.1%)
iShares Core S&P 500 ETF  57,050 33,584
iShares Core S&P Mid-Cap ETF  25,350 1,580
iShares Core S&P Small-Cap ETF  2,800 323
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 8,324,791 12,770
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 2,675,193 12,648
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 11,472,580 12,849
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 1,862,517 6,262
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 4,103,541 6,274
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 1,380,149 3,488
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 1,715,627 3,462
Schwab U.S. REIT ETF  188,900 3,978
SPDR Dow Jones REIT ETF  40,700 4,024
SPDR Portfolio S&P 400 Mid Cap ETF  154,100 8,428
SPDR Portfolio S&P 600 Small Cap ETF  112,000 5,031
Total 114,701
Fixed Income (33.8%)
iShares Core U.S. Aggregate Bond ETF  242,800 23,527
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 13,866,939 13,659
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 43,331,857 46,842
Investment Companies (95.9%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 2,769,199 2,871
SPDR Portfolio Long Term Treasury ETF  199,300 5,220
Total 92,119
Foreign Equity (19.7%)
iShares Core MSCI EAFE ETF  198,500 13,951
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 10,867,361 10,411
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 9,103,149 14,510
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 7,664,630 14,854
Total 53,726
Total Investment Companies (Cost: $251,656) 261,464
Short-Term Investments ( 2.7% )
Governments (2.2%)
US Treasury
2.500%, 1/31/2025 2,000,000 1,997
3.875%, 3/31/2025 2,000,000 1,998
4.625%, 2/28/2025 2,000,000 2,001
Total 5,996
Investment Companies (0.5%)
JPMorgan Ultra-Short Income ETF 28,100 1,415
Total 1,415
Total Short-Term Investments (Cost: $7,423) 7,411
Total Investments (98.6%) (Cost: $259,079)
@
268,875
Other Assets, Less Liabilities (1.4%) 3,898
Net Assets (100.0%) 272,773
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Payment
Received by
the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Bloomberg Commodity Index
3 Month Forward
Morgan Stanley
Capital Services LLC
0.180% Bloomberg
Commodity
Index 3 Month
Forward
4/25 5,986 $ — $ —
$ — $ —
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — — — — —

Asset Allocation Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company. See Note 11.
@ At December 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $260,053 and the net unrealized appreciation of investments based on that cost was $8,822 which is comprised of $20,841 aggregate gross unrealized appreciation and
$12,019 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 261,464 $ — $ —
Short-Term Investments
Governments — 5,996 —
Investment Companies 1,415 — —
Other Financial Instruments^
Total Return Swaps — — —
Total Assets:
$ 262,879 $ 5,996 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Northwestern Mutual Series Fund, Inc.
December 31, 2024 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Growth Stock
Portfolio
Focused
Appreciation
Portfolio
Large Cap
Core Stock
Portfolio
Large Cap
Blend Portfolio
Index 500
Stock Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 1,366,921 $ 1,478,032 $ 753,476 $ 171,001 $ 6,503,405
Cash ........................................................................ 2,826 10,656 3,632 1,093 53,198
Collateral with Counterparty .......................................... — — — — 3,030
Receivable for Portfolio Shares Sold ............................... 92 59 74 5 1,527
Receivable for Investment Securities Sold ........................ 1,412 13,130 258 73 —
Prepaid Expenses and Other Assets ............................... 9 9 5 1 52
Dividends and Interest Receivable ..................................
195 757 450 126 4,000
Total Assets .......................................................
1,371,455 1,502,643 757,895 172,299 6,565,212
Liabilities
Payable for Portfolio Shares Redeemed .......................... 401 6,741 64 17 1,099
Payable for Investment Securities Purchased ................... 989 1,230 719 174 —
Variation Margin Payable .............................................. — — — — 155
Investment Advisory Fees Payable ................................. 498 805 277 100 1,094
Compliance Fees Payable ............................................ 3 3 3 2 6
Accrued Expenses ......................................................
40 51 38 52 85
Total Liabilities ................................................... 1,931 8,830 1,101 345 2,439
Net Assets ......................................................... $ 1,369,524 $ 1,493,813 $ 756,794 $ 171,954 $ 6,562,773
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 601,463 $ 520,537 $ 476,528 $ 121,127 $ 1,611,115
Total Distributable Earnings (Loss) ..................................
768,061 973,276 280,266 50,827 4,951,658
Net Assets for Shares Outstanding (10) (11) ..................... $ 1,369,524 $ 1,493,813 $ 756,794 $ 171,954 $ 6,562,773
Net Asset Value, Offering and Redemption Price per Share . $ 4 .21 $ 4 .73 $ 1 .91 $ 1 .12 $ 9 .55
(1) Unaffiliated Investments, at Cost ................................... $ 616,543 $ 696,638 $ 587,336 $ 140,735 $ 1,858,621
(10) Shares Outstanding .................................................. 325,392 315,930 395,850 153,525 687,218
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
December 31, 2024 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Large
Company
Value Portfolio
Domestic
Equity Portfolio
Equity Income
Portfolio
Mid Cap
Growth Stock
Portfolio
Index 400
Stock Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 152,978 $ 1,036,054 $ 715,221 $ 1,017,770 $ 1,388,852
Cash ........................................................................ 2,914 16,972 6,180 10,715 12,292
Receivable for Portfolio Shares Sold ............................... 9 780 41 71 373
Receivable for Investment Securities Sold ........................ — — — — 94
Variation Margin Receivable .......................................... — — — — 51
Receivable for Foreign Currency .................................... 156 — — — —
Prepaid Expenses and Other Assets ............................... 1 8 5 7 27
Dividends and Interest Receivable ..................................
286 1,396 1,770 91 1,396
Total Assets .......................................................
156,344 1,055,210 723,217 1,028,654 1,403,085
Liabilities
Payable for Portfolio Shares Redeemed .......................... 8 204 118 241 144
Payable for Investment Securities Purchased ................... 180 — — — —
Payable for Foreign Currency ........................................ 1 — — — —
Collateral from Counterparty .......................................... 78 — — — 19
Investment Advisory Fees Payable ................................. 92 459 357 492 278
Compliance Fees Payable ............................................ 2 3 3 3 3
Accrued Expenses ......................................................
50 48 46 46 126
Total Liabilities ................................................... 411 714 524 782 570
Net Assets ......................................................... $ 155,933 $ 1,054,496 $ 722,693 $ 1,027,872 $ 1,402,515
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 137,571 $ 837,854 $ 486,939 $ 814,611 $ 890,735
Total Distributable Earnings (Loss) ..................................
18,362 216,642 235,754 213,261 511,780
Net Assets for Shares Outstanding (10) (11) ..................... $ 155,933 $ 1,054,496 $ 722,693 $ 1,027,872 $ 1,402,515
Net Asset Value, Offering and Redemption Price per Share . $ 0 .84 $ 1 .53 $ 1 .75 $ 3 .36 $ 2 .35
(1) Unaffiliated Investments, at Cost ................................... $ 146,067 $ 937,505 $ 561,712 $ 973,351 $ 984,561
(10) Shares Outstanding .................................................. 186,129 687,577 413,724 305,713 597,486
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
December 31, 2024 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Mid Cap Value
Portfolio
Small Cap
Growth Stock
Portfolio
Index 600
Stock Portfolio
Small Cap
Value Portfolio
International
Growth
Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 613,679 $ 728,628 $ 475,375 $ 560,433 $ 1,013,878
Cash ........................................................................ 16,977 4,882 940 18,129 29,500
Receivable for Portfolio Shares Sold ............................... 144 93 168 41 278
Receivable for Investment Securities Sold ........................ 2,578 152 — 9 245
Variation Margin Receivable .......................................... — — 1 — —
Receivable for Foreign Currency .................................... 594 — — — —
Prepaid Expenses and Other Assets ............................... 5 5 8 4 7
Dividends and Interest Receivable ..................................
1,088 290 593 694 1,278
Total Assets .......................................................
635,065 734,050 477,085 579,310 1,045,186
Liabilities
Payable for Portfolio Shares Redeemed .......................... 190 94 70 138 193
Payable for Investment Securities Purchased ................... 1,672 518 482 — —
Accrued Foreign Capital Gains Tax ................................. — — — — 149
Payable for Foreign Currency ........................................ 5 — — — 1
Collateral from Counterparty .......................................... 300 — 1 — —
Investment Advisory Fees Payable ................................. 386 356 96 445 548
Compliance Fees Payable ............................................ 3 3 3 3 3
Accrued Expenses ......................................................
74 48 73 45 132
Total Liabilities ................................................... 2,630 1,019 725 631 1,026
Net Assets ......................................................... $ 632,435 $ 733,031 $ 476,360 $ 578,679 $ 1,044,160
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 574,411 $ 576,039 $ 363,627 $ 401,189 $ 740,648
Total Distributable Earnings (Loss) ..................................
58,024 156,992 112,733 177,490 303,512
Net Assets for Shares Outstanding (10) (11) ..................... $ 632,435 $ 733,031 $ 476,360 $ 578,679 $ 1,044,160
Net Asset Value, Offering and Redemption Price per Share . $ 1 .53 $ 2 .53 $ 1 .60 $ 2 .02 $ 1 .94
(1) Unaffiliated Investments, at Cost ................................... $ 610,694 $ 608,001 $ 392,268 $ 440,034 $ 758,136
(10) Shares Outstanding .................................................. 413,525 290,024 298,143 286,704 538,646
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
December 31, 2024 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Research
International
Core Portfolio
International
Equity Portfolio
Emerging
Markets Equity
Portfolio
Government
Money Market
Portfolio
Short-Term
Bond Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 829,353 $ 1,825,929 $ 1,044,082 $ 288,479 $ 386,663
Investments in Repurchase Agreements, at Value (3) ......... — — — 215,000 —
Cash ........................................................................ 27,433 48,533 8,670 805 5,096
Foreign Currency, at Value (4) ....................................... — 602 263 — —
Collateral with Counterparty .......................................... — — — — 3
Receivable for Portfolio Shares Sold ............................... 577 286 395 349 69
Receivable for Investment Securities Sold ........................ 612 407 — — —
Variation Margin Receivable .......................................... — — — — 39
Receivable for Foreign Currency .................................... — 5,833 — — —
Prepaid Expenses and Other Assets ............................... 6 14 8 4 3
Dividends and Interest Receivable ..................................
2,321 4,565 570 701 3,048
Total Assets .......................................................
860,302 1,886,169 1,053,988 505,338 394,921
Liabilities
Payable for Portfolio Shares Redeemed .......................... 224 278 245 426 52
Payable for Investment Securities Purchased ................... 656 212 — — 4,360
Accrued Foreign Capital Gains Tax ................................. 480 2,171 8,516 — —
Variation Margin Payable .............................................. — — — — 8
Payable for Foreign Currency ........................................ — 76 — — —
Collateral from Counterparty .......................................... — 4,740 — — —
Investment Advisory Fees Payable ................................. 516 1,101 780 132 111
Compliance Fees Payable ............................................ 3 4 3 3 2
Accrued Expenses ......................................................
119 237 293 45 135
Total Liabilities ................................................... 1,998 8,819 9,837 606 4,668
Net Assets ......................................................... $ 858,304 $ 1,877,350 $ 1,044,151 $ 504,732 $ 390,253
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 696,520 $ 1,807,724 $ 1,032,618 $ 504,732 $ 391,021
Total Distributable Earnings (Loss) ..................................
161,784 69,626 11,533 — (768)
Net Assets for Shares Outstanding (10) (11) ..................... $ 858,304 $ 1,877,350 $ 1,044,151 $ 504,732 $ 390,253
Net Asset Value, Offering and Redemption Price per Share . $ 1 .08 $ 1 .59 $ 0 .96 $ 1 .00 $ 1 .04
(1) Unaffiliated Investments, at Cost ................................... $ 692,098 $ 1,822,846 $ 925,725 $ 288,479 $ 389,728
(3) Investments in Repurchase Agreements, at Cost .............. — — — 215,000 —
(4) Foreign Currency, at Cost ............................................ — 604 551 — —
(10) Shares Outstanding .................................................. 794,592 1,177,888 1,089,895 504,730 376,237
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 3,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
December 31, 2024 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Select Bond
Portfolio
Long-Term U.S.
Government
Bond Portfolio
Inflation
Protection
Portfolio
High Yield
Bond Portfolio
Multi-Sector
Bond Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 2,861,228 $ 164,531 $ 399,350 $ 658,836 $ 1,367,145
Investments in Repurchase Agreements, at Value (3) ......... — 39,900 — — 71,113
Cash ........................................................................ 82,603 295 5,080 26,207 6,494
Foreign Currency, at Value (4) ....................................... 1 — — — 2,187
Collateral with Counterparty .......................................... 420 974 4,803 — 10,311
Receivable for Portfolio Shares Sold ............................... 351 49 98 63 252
Receivable for Investment Securities Sold ........................ 65,971 5,962 691 — 113,435
Receivable for Financing Transactions ............................ — 131,508 — — —
Variation Margin Receivable .......................................... — 82 82 — 338
Outstanding Swap Contracts, at Value (8) ........................ — — 6,607 — 36
Receivable for Foreign Currency .................................... — — — — 5,474
Deferred Expense for Financing Transactions ................... — 11 — — —
Prepaid Expenses and Other Assets ............................... 20 2 14 5 19
Dividends and Interest Receivable ..................................
17,686 1,295 1,832 11,197 16,018
Total Assets .......................................................
3,028,280 344,609 418,557 696,308 1,592,822
Liabilities
Payable for Portfolio Shares Redeemed .......................... 10,433 1 138 164 10,083
Payable for Investment Securities Purchased ................... 212,492 55,286 — — 265,525
Payable for Financing Transactions ................................ — 174,727 — — —
Variation Margin Payable .............................................. — 29 — — 182
Outstanding Options Written, at Value (6) ......................... — — — — 95
Payable for Reverse Repurchase Agreements .................. — — — — 6,330
Outstanding Swap Contracts, at Value (9) ........................ — — 308 — 132
Payable for Foreign Currency ........................................ — — — — 1,070
Collateral from Counterparty .......................................... — — 9,388 — 3,311
Investment Advisory Fees Payable ................................. 730 52 143 258 770
Compliance Fees Payable ............................................ 4 2 3 3 3
Accrued Expenses ......................................................
185 54 79 106 309
Total Liabilities ................................................... 223,844 230,151 10,059 531 287,810
Net Assets ......................................................... $ 2,804,436 $ 114,458 $ 408,498 $ 695,777 $ 1,305,012
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 3,241,536 $ 187,400 $ 449,080 $ 726,444 $ 1,416,383
Total Distributable Earnings (Loss) ..................................
(437,100) (72,942) (40,582) (30,667) (111,371)
Net Assets for Shares Outstanding (10) (11) ..................... $ 2,804,436 $ 114,458 $ 408,498 $ 695,777 $ 1,305,012
Net Asset Value, Offering and Redemption Price per Share . $ 1 .08 $ 0 .60 $ 1 .02 $ 0 .67 $ 0 .99
(1) Unaffiliated Investments, at Cost ................................... $ 2,952,290 $ 186,790 $ 440,683 $ 686,745 $ 1,445,527
(3) Investments in Repurchase Agreements, at Cost .............. — 39,900 — — 71,113
(4) Foreign Currency, at Cost ............................................ 1 — — — 2,230
(6) Premiums Received on Options Written .......................... — — — — 63
(8) Premiums Paid on Swap Contracts ................................ — 180 7 — 9,178
(9) Premiums Received from Swap Contracts ...................... — 7 1 — 4,352
(10) Shares Outstanding .................................................. 2,594,591 191,142 398,942 1,040,990 1,324,394
(11) Shares Authorized, $.01 Par Value ............................... 6,000,000 2,000,000 2,000,000 3,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
December 31, 2024 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Balanced
Portfolio
Asset
Allocation
Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 704,493 $ 107,975
Affiliated Investments, at Value (2) .................................. 1,183,301 160,900
Cash ........................................................................ 26,307 6,508
Receivable for Portfolio Shares Sold ............................... 208 11
Receivable for Investment Securities Sold ........................ 95,576 14,736
Prepaid Expenses and Other Assets ............................... 14 2
Dividends and Interest Receivable ..................................
448 78
Total Assets .......................................................
2,010,347 290,210
Liabilities
Payable for Portfolio Shares Redeemed .......................... 488 192
Payable for Investment Securities Purchased ................... 93,814 17,181
Investment Advisory Fees Payable ................................. 171 24
Compliance Fees Payable ............................................ 4 2
Accrued Expenses ......................................................
50 38
Total Liabilities ................................................... 94,527 17,437
Net Assets ......................................................... $ 1,915,820 $ 272,773
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 1,838,036 $ 249,184
Total Distributable Earnings (Loss) ..................................
77,784 23,589
Net Assets for Shares Outstanding (10) (11) ..................... $ 1,915,820 $ 272,773
Net Asset Value, Offering and Redemption Price per Share . $ 1 .33 $ 1 .12
(1) Unaffiliated Investments, at Cost ................................... $ 650,938 $ 94,650
(2) Affiliated Investments, at Cost ....................................... 1,256,117 164,429
(10) Shares Outstanding .................................................. 1,444,621 243,300
(11) Shares Authorized, $.01 Par Value ............................... 4,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2024 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Growth Stock
Portfolio
Focused
Appreciation
Portfolio
Large Cap
Core Stock
Portfolio
Large Cap
Blend Portfolio
Index 500
Stock Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 231 $ 1,431 $ 184 $ 62 $ 2,074
Unaffiliated Dividends (1) ........................................
6,264 6,791 7,663 2,107 83,073
Total Income ..................................................
6,495 8,222 7,847 2,169 85,147
Expenses
Investment Advisory Fees ....................................... 5,154 9,982 3,067 1,336 12,297
Custodian Fees ....................................................... 3 24 21 29 16
Shareholder Reporting Fees ................................... 32 40 28 18 83
Audit Fees ............................................................... 31 28 33 29 26
Valuation Services ................................................... 1 1 1 1 4
Compliance Fees .................................................... 12 13 11 10 26
Directors Fees ......................................................... 51 53 46 40 103
Professional Fees .................................................... 18 18 17 17 34
Trade Name Fees .................................................... — — — — 113
Other Expenses .......................................................
16 19 12 5 76
Total Expenses ..............................................
5,318 10,178 3,236 1,485 12,778
Less Waived Fees:
Paid by Affiliate ................................................
(50) (1,698) (69) (175) (830)
Net Expenses .................................................
5,268 8,480 3,167 1,310 11,948
Net Investment Income (Loss) ................................ 1,227 (258) 4,680 859 73,199
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 59,334 197,096 113,077 20,096 230,487
Futures Contracts .................................................... — — — — 8,556
Net Realized Gain (Loss) on Investments ...
59,334 197,096 113,077 20,096 239,043
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 330,399 211,585 26,077 16,572 1,027,494
Futures Contracts .................................................... — — — — (2,970)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 330,399 211,585 26,077 16,572 1,024,524
Net Gain (Loss) on Investments ..................................
389,733 408,681 139,154 36,668 1,263,567
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 390,960 $ 408,423 $ 143,834 $ 37,527 $ 1,336,766
(1) Net of Foreign Witholding Tax ................................ $ 35 $ 269 $ 40 $ 27 $ 21

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2024 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Large
Company
Value Portfolio
Domestic
Equity
Portfolio
Equity Income
Portfolio
Mid Cap
Growth Stock
Portfolio
Index 400
Stock Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 171 $ 891 $ 330 $ 196 $ 517
Unaffiliated Dividends (1) ........................................
4,101 25,140 17,881 4,535 20,106
Total Income ..................................................
4,272 26,031 18,211 4,731 20,623
Expenses
Investment Advisory Fees ....................................... 1,094 5,620 4,679 5,505 3,425
Custodian Fees ....................................................... 22 3 11 15 13
Shareholder Reporting Fees ................................... 22 57 37 35 67
Audit Fees ............................................................... 33 28 30 31 32
Valuation Services ................................................... — — 1 1 3
Compliance Fees .................................................... 9 12 11 12 13
Directors Fees ......................................................... 40 50 46 50 53
Professional Fees .................................................... 16 17 18 18 19
Trade Name Fees .................................................... — — — — 137
Other Expenses .......................................................
11 16 12 16 25
Total Expenses ..............................................
1,247 5,803 4,845 5,683 3,787
Less Waived Fees:
Paid by Affiliate ................................................
(78) (421) (617) (6) (435)
Net Expenses .................................................
1,169 5,382 4,228 5,677 3,352
Net Investment Income (Loss) ................................ 3,103 20,649 13,983 (946) 17,271
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 8,794 97,521 69,613 214,253 90,387
Futures Contracts .................................................... — — — — 1,652
Foreign Currency Transactions ............................... 482 — (12) — —
Net Realized Gain (Loss) on Investments ...
9,276 97,521 69,601 214,253 92,039
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 2,965 (44,310) (1,306) (130,060) 65,740
Futures Contracts .................................................... — — — — (976)
Foreign Currency Transactions ............................... 268 — (1) — —
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 3,233 (44,310) (1,307) (130,060) 64,764
Net Gain (Loss) on Investments ..................................
12,509 53,211 68,294 84,193 156,803
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 15,612 $ 73,860 $ 82,277 $ 83,247 $ 174,074
(1) Net of Foreign Witholding Tax ................................ $ 78 $ — $ 499 $ 8 $ 8

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2024 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Mid Cap Value
Portfolio
Small Cap
Growth Stock
Portfolio
Index 600
Stock Portfolio
Small Cap
Value Portfolio
International
Growth
Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 681 $ 227 $ 143 $ 730 $ 1,475
Unaffiliated Dividends (1) ........................................
17,371 3,358 7,005 8,433 13,554
Total Income ..................................................
18,052 3,585 7,148 9,163 15,029
Expenses
Investment Advisory Fees ....................................... 5,573 3,833 1,013 4,868 6,204
Custodian Fees ....................................................... 27 6 20 8 116
Shareholder Reporting Fees ................................... 63 55 46 43 69
Audit Fees ............................................................... 34 30 34 29 34
Valuation Services ................................................... — 1 5 2 2
Compliance Fees .................................................... 11 11 10 11 12
Directors Fees ......................................................... 45 46 43 44 50
Professional Fees .................................................... 18 16 17 17 24
Trade Name Fees .................................................... — — 35 — —
Other Expenses .......................................................
18 12 14 10 15
Total Expenses ..............................................
5,789 4,010 1,237 5,032 6,526
Less Waived Fees:
Paid by Affiliate ................................................
(1,090) — — (36) (6)
Net Expenses .................................................
4,699 4,010 1,237 4,996 6,520
Net Investment Income (Loss) ................................ 13,353 (425) 5,911 4,167 8,509
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 40,914 81,667 24,358 54,616 41,830
Futures Contracts .................................................... — — 443 — —
Foreign Currency Transactions ............................... 2,286 — — — (98)
Net Realized Gain (Loss) on Investments ...
43,200 81,667 24,801 54,616 41,732
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... (2,680) 7,416 7,247 (2,103) 3,970
Futures Contracts .................................................... — — (121) — —
Foreign Currency Transactions ............................... 1,078 — — — (165)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. (1,602) 7,416 7,126 (2,103) 3,805
Net Gain (Loss) on Investments ..................................
41,598 89,083 31,927 52,513 45,537
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 54,951 $ 88,658 $ 37,838 $ 56,680 $ 54,046
(1) Net of Foreign Witholding Tax ................................ $ 282 $ — $ 6 $ 30 $ 915

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2024 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Research
International
Core Portfolio
International
Equity
Portfolio
Emerging
Markets Equity
Portfolio
Government
Money Market
Portfolio
Short-Term
Bond Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 649 $ 1,393 $ 782 $ 26,980 $ 17,535
Unaffiliated Dividends (1) ........................................
21,018 60,537 25,338 — —
Total Income ..................................................
21,667 61,930 26,120 26,980 17,535
Expenses
Investment Advisory Fees ....................................... 6,559 12,665 10,465 1,557 1,256
Custodian Fees ....................................................... 94 251 329 26 23
Shareholder Reporting Fees ................................... 62 88 71 15 36
Audit Fees ............................................................... 34 32 34 32 40
Valuation Services ................................................... 4 2 2 10 103
Compliance Fees .................................................... 12 14 12 11 10
Directors Fees ......................................................... 48 59 49 43 42
Professional Fees .................................................... 28 23 24 13 16
Other Expenses .......................................................
14 32 17 6 14
Total Expenses ..............................................
6,855 13,166 11,003 1,713 1,540
Less Waived Fees:
Paid by Affiliate ................................................
(612) (1) (1,866) (2) —
Net Expenses .................................................
6,243 13,165 9,137 1,711 1,540
Net Investment Income (Loss) ................................ 15,424 48,765 16,983 25,269 15,995
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 14,358 40,543 (53,879) 24 (821)
Futures Contracts .................................................... — — — — (466)
Swap Contracts ....................................................... — — — — 80
Foreign Currency Transactions ............................... (169) 2,946 (985) — —
Net Realized Gain (Loss) on Investments ...
14,189 43,489 (54,864) 24 (1,207)
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... (2,663) (21,357) 79,723 — 3,946
Futures Contracts .................................................... — — — — 372
Foreign Currency Transactions ............................... (270) 3,973 (102) — —
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. (2,933) (17,384) 79,621 — 4,318
Net Gain (Loss) on Investments ..................................
11,256 26,105 24,757 24 3,111
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 26,680 $ 74,870 $ 41,740 $ 25,293 $ 19,106
(1) Net of Foreign Witholding Tax ................................ $ 1,124 $ 2,696 $ 1,321 $ — $ —

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2024 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Select Bond
Portfolio
Long-
Term U.S.
Government
Bond Portfolio
Inflation
Protection
Portfolio
High Yield
Bond Portfolio
Multi-Sector
Bond Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 133,082 $ 6,452 $ 15,188 $ 44,562 $ 74,100
Unaffiliated Dividends (1) ........................................
— — — 357 156
Total Income ..................................................
133,082 6,452 15,188 44,919 74,256
Expenses
Investment Advisory Fees ....................................... 8,608 651 2,207 2,974 9,756
Custodian Fees ....................................................... 13 9 18 3 189
Shareholder Reporting Fees ................................... 69 19 55 65 58
Audit Fees ............................................................... 38 47 46 45 56
Valuation Services ................................................... 132 22 21 67 108
Compliance Fees .................................................... 17 9 10 11 12
Directors Fees ......................................................... 71 39 43 46 52
Professional Fees .................................................... 22 16 16 16 21
Interest Expense ..................................................... — 2,406 — — 454
Other Expenses .......................................................
46 13 27 14 100
Total Expenses ..............................................
9,016 3,231 2,443 3,241 10,806
Less Waived Fees:
Paid by Affiliate ................................................
(174) (56) (565) — (1,302)
Net Expenses .................................................
8,842 3,175 1,878 3,241 9,504
Net Investment Income (Loss) ................................ 124,240 3,277 13,310 41,678 64,752
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... (38,407) (10,183) (7,813) (20,262) (41,277)
Futures Contracts .................................................... — (189) (67) — 1,098
Options Written ........................................................ — 87 — — 370
Swap Contracts ....................................................... — (250) 5,547 — 10,999
Foreign Currency Transactions ............................... — — 719 — 13,892
Net Realized Gain (Loss) on Investments ...
(38,407) (10,535) (1,614) (20,262) (14,918)
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... (34,601) (2,532) 307 21,310 36,194
Futures Contracts .................................................... — 2,524 (816) — (9,413)
Options Written ........................................................ — (2) — — (31)
Swap Contracts ....................................................... — 392 (3,453) — (2,252)
Foreign Currency Transactions ............................... — — 511 — 5,211
Reverse Repurchase Agreements .......................... — — — — 65
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. (34,601) 382 (3,451) 21,310 29,774
Net Gain (Loss) on Investments ..................................
(73,008) (10,153) (5,065) 1,048 14,856
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 51,232 $ (6,876) $ 8,245 $ 42,726 $ 79,608
(1) Net of Foreign Witholding Tax ................................ $ (1) $ — $ — $ — $ 1

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2024 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Balanced
Portfolio
Asset
Allocation
Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 2,188 $ 351
Unaffiliated Dividends (1) ........................................
17,223 2,431
Affiliated Dividends ..................................................
36,072 3,951
Total Income ..................................................
55,483 6,733
Expenses
Investment Advisory Fees ....................................... 5,888 1,460
Custodian Fees ....................................................... 3 3
Shareholder Reporting Fees ................................... 33 22
Audit Fees ............................................................... 35 38
Valuation Services ................................................... 1 1
Compliance Fees .................................................... 14 10
Directors Fees ......................................................... 60 41
Professional Fees .................................................... 19 14
Other Expenses .......................................................
32 11
Total Expenses ..............................................
6,085 1,600
Less Waived Fees:
Paid by Affiliate ................................................
(4,248) (1,228)
Net Expenses .................................................
1,837 372
Net Investment Income (Loss) ................................ 53,646 6,361
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 42,538 3,950
Affiliated Investment Securities ............................... (19,274) (1,497)
Distributions of Realized Gains by Affiliated
Investment Companies ........................................ 25,985 5,872
Swap Contracts ....................................................... (688) (138)
Net Realized Gain (Loss) on Investments ...
48,561 8,187
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... (1,208) 4,916
Affiliated Investment Securities ............................... 40,265 6,187
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 39,057 11,103
Net Gain (Loss) on Investments ..................................
87,618 19,290
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 141,264 $ 25,651

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Growth Stock Portfolio Focused Appreciation Portfolio Large Cap Core Stock Portfolio
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 1,227 $ 1,260 $ (258) $ (1,121) $ 4,680 $ 5,022
Net Realized Gain (Loss) on Investments 59,334 19,895 197,096 117,334 113,077 42,459
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 330,399 344,106 211,585 350,354 26,077 93,947
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
390,960 365,261 408,423 466,567 143,834 141,428
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(1,260) (392) (121,060) (73,702) (39,889) (55,199)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(1,260) (392) (121,060) (73,702) (39,889) (55,199)
Capital Transactions:
Shares Sold ............................................ 36,144 31,596 58,822 45,950 16,011 15,414
Reinvestment of Distributions Paid .......... 1,260 392 121,060 73,702 39,889 55,199
Shares Redeemed .................................. (124,683) (80,457) (252,551) (197,327) (71,947) (54,141)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(87,279) (48,469) (72,669) (77,675) (16,047) 16,472
Total Increase (Decrease) in Net Assets ..... 302,421 316,400 214,694 315,190 87,898 102,701
Net Assets
Beginning of Period ................................... 1,067,103 750,703 1,279,119 963,929 668,896 566,195
End of Period .............................................
$ 1,369,524 $ 1,067,103 $ 1,493,813 $ 1,279,119 $ 756,794 $ 668,896
Portfolio Share Transactions:
Shares Sold ............................................ 9,739 12,321 13,500 13,468 8,740 9,820
Reinvestment of Distributions Paid ......... 339 138 29,723 20,337 22,435 35,681
Shares Redeemed .................................. (33,730) (30,806) (58,101) (56,929) (39,096) (34,495)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(23,652) (18,347) (14,878) (23,124) (7,921) 11,006

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Large Cap Blend Portfolio Index 500 Stock Portfolio Large Company Value Portfolio
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 859 $ 1,400 $ 73,199 $ 73,345 $ 3,103 $ 3,096
Net Realized Gain (Loss) on Investments 20,096 38,892 239,043 102,837 9,276 5,908
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 16,572 (4,799) 1,024,524 974,774 3,233 (3,512)
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
37,527 35,493 1,336,766 1,150,956 15,612 5,492
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(39,875) (16,333) (178,920) (102,966) (8,865) (24,155)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(39,875) (16,333) (178,920) (102,966) (8,865) (24,155)
Capital Transactions:
Shares Sold ............................................ 10,917 4,962 370,667 307,603 12,807 15,882
Reinvestment of Distributions Paid .......... 39,875 16,333 178,920 102,966 8,865 24,155
Shares Redeemed .................................. (64,223) (48,649) (629,741) (439,392) (24,484) (21,790)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(13,431) (27,354) (80,154) (28,823) (2,812) 18,247
Total Increase (Decrease) in Net Assets ..... (15,779) (8,194) 1,077,692 1,019,167 3,935 (416)
Net Assets
Beginning of Period ................................... 187,733 195,927 5,485,081 4,465,914 151,998 152,414
End of Period .............................................
$ 171,954 $ 187,733 $ 6,562,773 $ 5,485,081 $ 155,933 $ 151,998
Portfolio Share Transactions:
Shares Sold ............................................ 8,476 4,348 41,738 43,380 15,120 17,828
Reinvestment of Distributions Paid ......... 37,832 14,688 20,122 13,944 10,592 31,617
Shares Redeemed .................................. (50,866) (42,245) (70,563) (61,421) (29,067) (25,066)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(4,558) (23,209) (8,703) (4,097) (3,355) 24,379

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Domestic Equity Portfolio Equity Income Portfolio Mid Cap Growth Stock Portfolio
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 20,649 $ 20,801 $ 13,983 $ 15,454 $ (946) $ 944
Net Realized Gain (Loss) on Investments 97,521 81,380 69,601 26,642 214,253 (24,840)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. (44,310) (64,424) (1,307) 22,318 (130,060) 169,115
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
73,860 37,757 82,277 64,414 83,247 145,219
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(102,181) (65,750) (41,793) (73,266) (944) (2,522)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(102,181) (65,750) (41,793) (73,266) (944) (2,522)
Capital Transactions:
Shares Sold ............................................ 74,737 79,014 23,076 24,796 20,337 19,633
Reinvestment of Distributions Paid .......... 102,181 65,750 41,793 73,266 944 2,522
Shares Redeemed .................................. (151,167) (119,824) (100,151) (74,095) (157,686) (91,652)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
25,751 24,940 (35,282) 23,967 (136,405) (69,497)
Total Increase (Decrease) in Net Assets ..... (2,570) (3,053) 5,202 15,115 (54,102) 73,200
Net Assets
Beginning of Period ................................... 1,057,066 1,060,119 717,491 702,376 1,081,974 1,008,774
End of Period .............................................
$ 1,054,496 $ 1,057,066 $ 722,693 $ 717,491 $ 1,027,872 $ 1,081,974
Portfolio Share Transactions:
Shares Sold ............................................ 45,856 50,536 12,970 14,994 6,292 6,883
Reinvestment of Distributions Paid ......... 65,459 44,098 24,005 47,699 305 869
Shares Redeemed .................................. (92,472) (75,951) (56,673) (44,900) (48,768) (31,776)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
18,843 18,683 (19,698) 17,793 (42,171) (24,024)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Index 400 Stock Portfolio Mid Cap Value Portfolio
Small Cap Growth Stock
Portfolio
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 17,271 $ 16,869 $ 13,353 $ 13,979 $ (425) $ 1,051
Net Realized Gain (Loss) on Investments 92,039 44,579 43,200 19,628 81,667 33,134
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 64,764 120,479 (1,602) 6,722 7,416 74,030
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
174,074 181,927 54,951 40,329 88,658 108,215
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(62,287) (65,023) (32,615) (94,795) (2,597) (192)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(62,287) (65,023) (32,615) (94,795) (2,597) (192)
Capital Transactions:
Shares Sold ............................................ 86,044 78,609 45,944 48,106 32,142 35,093
Reinvestment of Distributions Paid .......... 62,287 65,023 32,615 94,795 2,597 192
Shares Redeemed .................................. (148,417) (107,432) (134,003) (73,856) (74,438) (51,516)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(86) 36,200 (55,444) 69,045 (39,699) (16,231)
Total Increase (Decrease) in Net Assets ..... 111,701 153,104 (33,108) 14,579 46,362 91,792
Net Assets
Beginning of Period ................................... 1,290,814 1,137,710 665,543 650,964 686,669 594,877
End of Period .............................................
$ 1,402,515 $ 1,290,814 $ 632,435 $ 665,543 $ 733,031 $ 686,669
Portfolio Share Transactions:
Shares Sold ............................................ 37,246 38,677 30,048 30,757 13,322 17,413
Reinvestment of Distributions Paid ......... 28,210 32,560 21,303 68,444 1,088 92
Shares Redeemed .................................. (63,889) (52,277) (87,425) (46,611) (30,757) (25,232)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
1,567 18,960 (36,074) 52,590 (16,347) (7,727)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Index 600 Stock Portfolio Small Cap Value Portfolio International Growth Portfolio
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 5,911 $ 5,645 $ 4,167 $ 4,456 $ 8,509 $ 9,421
Net Realized Gain (Loss) on Investments 24,801 9,303 54,616 21,102 41,732 27,399
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 7,126 44,818 (2,103) 46,170 3,805 144,441
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
37,838 59,766 56,680 71,728 54,046 181,261
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(15,464) (20,110) (24,321) (39,232) (35,524) (28,510)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(15,464) (20,110) (24,321) (39,232) (35,524) (28,510)
Capital Transactions:
Shares Sold ............................................ 56,623 49,586 16,076 23,020 85,236 68,224
Reinvestment of Distributions Paid .......... 15,464 20,110 24,321 39,232 35,524 28,510
Shares Redeemed .................................. (55,647) (43,358) (69,926) (54,517) (113,994) (123,661)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
16,440 26,338 (29,529) 7,735 6,766 (26,927)
Total Increase (Decrease) in Net Assets ..... 38,814 65,994 2,830 40,231 25,288 125,824
Net Assets
Beginning of Period ................................... 437,546 371,552 575,849 535,618 1,018,872 893,048
End of Period .............................................
$ 476,360 $ 437,546 $ 578,679 $ 575,849 $ 1,044,160 $ 1,018,872
Portfolio Share Transactions:
Shares Sold ............................................ 36,537 35,240 8,218 12,711 42,339 38,455
Reinvestment of Distributions Paid ......... 10,289 14,733 12,714 22,599 17,978 16,414
Shares Redeemed .................................. (35,426) (30,488) (35,584) (29,716) (56,663) (69,164)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
11,400 19,485 (14,652) 5,594 3,654 (14,295)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Research International Core
Portfolio International Equity Portfolio
Emerging Markets Equity
Portfolio
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 15,424 $ 14,683 $ 48,765 $ 47,737 $ 16,983 $ 16,706
Net Realized Gain (Loss) on Investments 14,189 5,645 43,489 (6,228) (54,864) (24,775)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. (2,933) 76,053 (17,384) 228,674 79,621 67,094
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
26,680 96,381 74,870 270,183 41,740 59,025
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(20,820) (28,569) (55,095) (54,274) (15,666) (19,064)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(20,820) (28,569) (55,095) (54,274) (15,666) (19,064)
Capital Transactions:
Shares Sold ............................................ 101,845 75,096 113,139 80,865 194,607 100,737
Reinvestment of Distributions Paid .......... 20,820 28,569 55,095 54,274 15,666 19,064
Shares Redeemed .................................. (98,872) (86,899) (187,934) (199,969) (114,013) (92,183)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
23,793 16,766 (19,700) (64,830) 96,260 27,618
Total Increase (Decrease) in Net Assets ..... 29,653 84,578 75 151,079 122,334 67,579
Net Assets
Beginning of Period ................................... 828,651 744,073 1,877,275 1,726,196 921,817 854,238
End of Period .............................................
$ 858,304 $ 828,651 $ 1,877,350 $ 1,877,275 $ 1,044,151 $ 921,817
Portfolio Share Transactions:
Shares Sold ............................................ 91,129 72,218 69,402 53,847 204,668 109,838
Reinvestment of Distributions Paid ......... 18,327 28,008 33,533 36,038 16,473 21,229
Shares Redeemed .................................. (88,181) (83,330) (114,100) (133,003) (117,419) (100,009)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
21,275 16,896 (11,165) (43,118) 103,722 31,058

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Government Money Market
Portfolio Short-Term Bond Portfolio Select Bond Portfolio
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 25,269 $ 25,157 $ 15,995 $ 13,009 $ 124,240 $ 108,614
Net Realized Gain (Loss) on Investments 24 6 (1,207) (5,449) (38,407) (135,060)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. — — 4,318 11,851 (34,601) 197,145
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
25,293 25,163 19,106 19,411 51,232 170,699
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(25,295) (25,161) (13,119) (7,807) (110,410) (73,967)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(25,295) (25,161) (13,119) (7,807) (110,410) (73,967)
Capital Transactions:
Shares Sold ............................................ 294,741 243,145 49,924 38,609 239,410 187,783
Reinvestment of Distributions Paid .......... 25,295 25,161 13,119 7,807 110,410 73,967
Shares Redeemed .................................. (341,686) (284,441) (64,009) (55,526) (389,903) (241,401)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(21,650) (16,135) (966) (9,110) (40,083) 20,349
Total Increase (Decrease) in Net Assets ..... (21,652) (16,133) 5,021 2,494 (99,261) 117,081
Net Assets
Beginning of Period ................................... 526,384 542,517 385,232 382,738 2,903,697 2,786,616
End of Period .............................................
$ 504,732 $ 526,384 $ 390,253 $ 385,232 $ 2,804,436 $ 2,903,697
Portfolio Share Transactions:
Shares Sold ............................................ 294,741 243,145 48,118 38,413 218,470 173,529
Reinvestment of Distributions Paid ......... 25,295 25,161 12,688 7,862 98,757 70,445
Shares Redeemed .................................. (341,686) (284,441) (61,920) (55,337) (353,090) (223,248)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(21,650) (16,135) (1,114) (9,062) (35,863) 20,726

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Long-Term U.S. Government
Bond Portfolio Inflation Protection Portfolio High Yield Bond Portfolio
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 3,277 $ 2,983 $ 13,310 $ 12,871 $ 41,678 $ 43,691
Net Realized Gain (Loss) on Investments (10,535) (25,340) (1,614) (8,219) (20,262) (15,561)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 382 26,557 (3,451) 11,085 21,310 60,484
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
(6,876) 4,200 8,245 15,737 42,726 88,614
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(3,761) (2,679) (12,928) (20,508) (43,835) (40,679)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(3,761) (2,679) (12,928) (20,508) (43,835) (40,679)
Capital Transactions:
Shares Sold ............................................ 17,448 32,371 40,431 33,814 55,105 49,592
Reinvestment of Distributions Paid .......... 3,761 2,679 12,928 20,508 43,835 40,679
Shares Redeemed .................................. (17,163) (15,679) (57,467) (55,810) (146,398) (83,267)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
4,046 19,371 (4,108) (1,488) (47,458) 7,004
Total Increase (Decrease) in Net Assets ..... (6,591) 20,892 (8,791) (6,259) (48,567) 54,939
Net Assets
Beginning of Period ................................... 121,049 100,157 417,289 423,548 744,344 689,405
End of Period .............................................
$ 114,458 $ 121,049 $ 408,498 $ 417,289 $ 695,777 $ 744,344
Portfolio Share Transactions:
Shares Sold ............................................ 27,836 50,464 38,978 32,100 81,518 76,343
Reinvestment of Distributions Paid ......... 5,630 4,349 12,312 20,406 66,215 64,163
Shares Redeemed .................................. (27,106) (24,015) (55,260) (53,249) (217,799) (128,893)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
6,360 30,798 (3,970) (743) (70,066) 11,613

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Multi-Sector Bond Portfolio Balanced Portfolio Asset Allocation Portfolio
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 64,752 $ 51,520 $ 53,646 $ 40,965 $ 6,361 $ 5,161
Net Realized Gain (Loss) on Investments (14,918) (34,031) 48,561 40,097 8,187 8,417
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 29,774 89,915 39,057 154,193 11,103 24,028
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
79,608 107,404 141,264 235,255 25,651 37,606
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(65,277) (29,062) (81,180) (111,419) (13,706) (21,214)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(65,277) (29,062) (81,180) (111,419) (13,706) (21,214)
Capital Transactions:
Shares Sold ............................................ 164,823 94,136 63,347 60,580 20,061 12,637
Reinvestment of Distributions Paid .......... 65,277 29,062 81,180 111,419 13,706 21,214
Shares Redeemed .................................. (139,098) (114,440) (251,233) (216,520) (46,762) (34,119)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
91,002 8,758 (106,706) (44,521) (12,995) (268)
Total Increase (Decrease) in Net Assets ..... 105,333 87,100 (46,622) 79,315 (1,050) 16,124
Net Assets
Beginning of Period ................................... 1,199,679 1,112,579 1,962,442 1,883,127 273,823 257,699
End of Period .............................................
$ 1,305,012 $ 1,199,679 $ 1,915,820 $ 1,962,442 $ 272,773 $ 273,823
Portfolio Share Transactions:
Shares Sold ............................................ 167,730 100,853 47,687 48,196 17,810 11,941
Reinvestment of Distributions Paid ......... 66,406 31,692 60,854 91,778 12,337 20,984
Shares Redeemed .................................. (140,929) (122,889) (188,775) (173,156) (41,490) (32,410)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
93,207 9,656 (80,234) (33,182) (11,343) 515

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2024 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows
Cash and Restricted Cash is the sum of Cash and Collateral with Counterparty from the Statement of Assets and Liabilities.
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $3,761.
Interest paid was $2,364 for the period ended December 31, 2024.
Long-Term U.S.
Government Bond Portfolio
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations ..................... $ (6,876)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from
Operations to Net Cash from Operating Activities
Purchase of Investment Securities ................................................................. (223,221)
Proceeds from Disposition of Investment Securities ....................................... 249,188
(Purchase) or Sale of Short-Term Investment Securities, net .......................... (39,894)
Proceeds from (Payments for) Closed Futures Contracts and Cleared Swaps 2,441
Cash Paid for Terminated Options Written ...................................................... (23)
Premiums Received for Options Written ........................................................... 98
Amortization (Accretion) of Premium/Discount, net ......................................... (856)
(Increase) Decrease in:
Dividends and Interest Receivable .............................................................. (105)
Increase (Decrease) in:
Collateral from Counterparty .......................................................................... (2,041)
Accrued Expenses ..................................................................................... 23
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities ................................................................................. 2,532
Futures Contracts ....................................................................................... (2,524)
Options Written .............................................................................................. 2
Swap Contracts .......................................................................................... (392)
Net Realized (Gain) Loss from:
Investment Securities ................................................................................. 10,183
Futures Contracts ....................................................................................... 189
Options Written ........................................................................................... (87)
Paydowns .................................................................................................. 2
Swap Contracts .......................................................................................... 250
Total Adjustments ....................................................................................... (4,235)
Net Cash (Used in) Provided by Operating Activities ...................................... (11,111)
Cash Flows from Financing Activities
Cash Received from Financing Transactions ....................................................... 2,601,189
Cash (Used for) Financing Transactions ............................................................ (2,591,430)
Proceeds from Portfolio Shares Sold ................................................................. 17,446
Payment on Portfolio Shares Redeemed ........................................................... (17,191)
Net Cash (Used in) Provided by Financing Activities .......................................... 10,014
Net Increase (Decrease) in Cash and Cash Equivalents ....................................... (1,097)
Cash and Restricted Cash, Beginning of Period ................................................... 2,366
Cash and Restricted Cash, End of Period ............................................................ $ 1,269

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Growth Stock Portfolio
2024 . . . . $ 3.06 $ 0.00
‡
$ 1.15 $ 1.15 $ (0.00)
‡
$ — $ (0.00)
‡
$ 4.21 37.82% $ 1,369,524 0.42% 0.42% 0.10% 7%
2023 . . . . 2.04 0.00
‡
1.02 1.02 (0.00)
‡
— (0.00)
‡
3.06 49.69 1,067,103 0.43 0.43 0.14 9
2022 . . . . 4.04 0.00
‡
(1.50) (1.50) — (0.50) (0.50) 2.04 (38.70) 750,703 0.43 0.43 0.04 14
2021 . . . . 3.60 (0.00)
‡
0.61 0.61 (0.00)
‡
(0.17) (0.17) 4.04 16.67 1,389,899 0.42 0.42 (0.10) 36
2020 . . . . 3.18 0.00
‡
1.04 1.04 (0.02) (0.60) (0.62) 3.60 34.97 1,286,403 0.43 0.42 0.00 24
Focused Appreciation Portfolio
2024 . . . . $ 3.87 $ (0.00)
‡
$ 1.26 $ 1.26 $ — $ (0.40) $ (0.40) $ 4.73 34.43% $ 1,493,813 0.74% 0.61% (0.02)% 9%
2023 . . . . 2.72 (0.00)
‡
1.38 1.38 — (0.23) (0.23) 3.87 50.99 1,279,119 0.74 0.62 (0.10) 7
2022 . . . . 4.32 (0.00)
‡
(1.19) (1.19) (0.00)
‡
(0.41) (0.41) 2.72 (27.83) 963,929 0.74 0.62 (0.03) 18
2021 . . . . 4.02 (0.00)
‡
0.76 0.76 (0.01) (0.45) (0.46) 4.32 18.90 1,327,361 0.74 0.62 (0.01) 11
2020 . . . . 3.17 0.01 1.02 1.03 (0.02) (0.16) (0.18) 4.02 32.55 1,186,696 0.75 0.62 0.19 21
Large Cap Core Stock Portfolio
2024 . . . . $ 1.66 $ 0.01 $ 0.34 $ 0.35 $ (0.01) $ (0.09) $ (0.10) $ 1.91 22.16% $ 756,794 0.44% 0.43% 0.64% 74%
2023 . . . . 1.44 0.01 0.36 0.37 (0.02) (0.13) (0.15) 1.66 25.78 668,896 0.45 0.44 0.82 63
2022 . . . . 2.21 0.02 (0.43) (0.41) (0.02) (0.34) (0.36) 1.44 (18.88) 566,195 0.44 0.44 0.94 55
2021 . . . . 1.91 0.01 0.47 0.48 (0.02) (0.16) (0.18) 2.21 25.10 842,806 0.44 0.43 0.70 56
2020 . . . . 1.62 0.02 0.34 0.36 (0.02) (0.05) (0.07) 1.91 22.74 719,977 0.45 0.44 0.98 72
Large Cap Blend Portfolio
2024 . . . . $ 1.19 $ 0.01 $ 0.25 $ 0.26 $ (0.01) $ (0.32) $ (0.33) $ 1.12 23.86% $ 171,954 0.84% 0.74% 0.49% 50%
2023 . . . . 1.08 0.01 0.21 0.22 (0.01) (0.10) (0.11) 1.19 20.61 187,733 0.82 0.75 0.75 119
2022 . . . . 1.39 0.01 (0.21) (0.20) (0.01) (0.10) (0.11) 1.08 (13.78) 195,927 0.81 0.76 0.78 38
2021 . . . . 1.25 0.01 0.22 0.23 (0.01) (0.08) (0.09) 1.39 18.46 203,126 0.81 0.78 0.68 19
2020 . . . . 1.22 0.01 0.10 0.11 (0.06) (0.02) (0.08) 1.25 10.05 180,564 0.83 0.80 0.77 28
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
‡
Amount is less than $0.005.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Index 500 Stock Portfolio
2024 . . . . $ 7.88 $ 0.11 $ 1.83 $ 1.94 $ (0.11) $ (0.16) $ (0.27) $ 9.55 24.75% $ 6,562,773 0.21% 0.19% 1.19% 2%
2023 . . . . 6.38 0.11 1.54 1.65 (0.10) (0.05) (0.15) 7.88 26.04 5,485,081 0.21 0.20 1.48 2
2022 . . . . 8.18 0.10 (1.59) (1.49) (0.09) (0.22) (0.31) 6.38 (18.28) 4,465,914 0.21 0.20 1.41 2
2021 . . . . 6.60 0.09 1.77 1.86 (0.09) (0.19) (0.28) 8.18 28.45 5,504,970 0.21 0.19 1.19 3
2020 . . . . 5.79 0.09 0.94 1.03 (0.10) (0.12) (0.22) 6.60 18.18 4,419,729 0.21 0.20 1.63 5
Large Company Value Portfolio
2024 . . . . $ 0.80 $ 0.02 $ 0.07 $ 0.09 $ (0.02) $ (0.03) $ (0.05) $ 0.84 10.69% $ 155,933 0.80% 0.75% 1.99% 40%
2023 . . . . 0.92 0.02 0.01 0.03 (0.03) (0.12) (0.15) 0.80 3.80 151,998 0.80 0.75 2.07 36
2022 . . . . 1.19 0.02 (0.03) (0.01) (0.04) (0.22) (0.26) 0.92 (0.34) 152,414 0.78 0.74 1.87 37
2021 . . . . 1.00 0.02 0.19 0.21 (0.01) (0.01) (0.02) 1.19 21.92 227,560 0.76 0.74 1.63 40
2020 . . . . 1.03 0.02 0.00
‡
0.02 (0.02) (0.03) (0.05) 1.00 2.64 211,998 0.78 0.76 2.02 84
Domestic Equity Portfolio
2024 . . . . $ 1.58 $ 0.03 $ 0.08 $ 0.11 $ (0.03) $ (0.13) $ (0.16) $ 1.53 7.07% $ 1,054,496 0.54% 0.50% 1.91% 31%
2023 . . . . 1.63 0.03 0.02 0.05 (0.03) (0.07) (0.10) 1.58 3.71 1,057,066 0.54 0.50 2.04 23
2022 . . . . 1.93 0.03 (0.10) (0.07) (0.03) (0.20) (0.23) 1.63 (2.99) 1,060,119 0.53 0.50 1.84 12
2021 . . . . 1.64 0.03 0.33 0.36 (0.03) (0.04) (0.07) 1.93 22.71 1,096,677 0.53 0.50 1.77 29
2020 . . . . 1.75 0.03 (0.04) (0.01) (0.03) (0.07) (0.10) 1.64 0.73 946,072 0.55 0.53 2.25 33
Equity Income Portfolio
2024 . . . . $ 1.66 $ 0.03 $ 0.17 $ 0.20 $ (0.04) $ (0.07) $ (0.11) $ 1.75 11.88% $ 722,693 0.66% 0.57% 1.89% 24%
2023 . . . . 1.69 0.04 0.11 0.15 (0.04) (0.14) (0.18) 1.66 9.68 717,491 0.66 0.57 2.24 18
2022 . . . . 2.01 0.04 (0.10) (0.06) (0.04) (0.22) (0.26) 1.69 (3.22) 702,376 0.65 0.57 2.17 15
2021 . . . . 1.63 0.03 0.39 0.42 (0.04) — (0.04) 2.01 25.70 867,936 0.65 0.57 1.74 18
2020 . . . . 1.78 0.04 (0.05) (0.01) (0.07) (0.07) (0.14) 1.63 1.20 787,521 0.66 0.59 2.48 30
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
‡
Amount is less than $0.005.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Mid Cap Growth Stock Portfolio
2024 . . . . $ 3.11 $ (0.00)
‡
$ 0.25 $ 0.25 $ (0.00)
‡
$ — $ (0.00)
‡
$ 3.36 8.21% $ 1,027,872 0.54% 0.54% (0.09)% 127%
2023 . . . . 2.71 0.00
‡
0.41 0.41 (0.01) — (0.01) 3.11 14.96 1,081,974 0.54 0.54 0.09 39
2022 . . . . 3.94 0.01 (0.95) (0.94) (0.00)
‡
(0.29) (0.29) 2.71 (23.77) 1,008,774 0.53 0.53 0.23 46
2021 . . . . 4.09 0.01 0.41 0.42 (0.01) (0.56) (0.57) 3.94 10.18 1,375,568 0.53 0.52 0.13 30
2020 . . . . 3.42 0.01 0.82 0.83 (0.01) (0.15) (0.16) 4.09 25.41 1,344,564 0.54 0.54 0.18 47
Index 400 Stock Portfolio
2024 . . . . $ 2.17 $ 0.03 $ 0.26 $ 0.29 $ (0.03) $ (0.08) $ (0.11) $ 2.35 13.63% $ 1,402,515 0.28% 0.24% 1.26% 16%
2023 . . . . 1.97 0.03 0.29 0.32 (0.03) (0.09) (0.12) 2.17 16.15 1,290,814 0.28 0.25 1.42 19
2022 . . . . 2.57 0.03 (0.38) (0.35) (0.02) (0.23) (0.25) 1.97 (13.26) 1,137,710 0.28 0.25 1.34 14
2021 . . . . 2.15 0.03 0.49 0.52 (0.02) (0.08) (0.10) 2.57 24.46 1,335,937 0.27 0.24 1.03 20
2020 . . . . 2.02 0.02 0.23 0.25 (0.03) (0.09) (0.12) 2.15 13.37 1,115,469 0.28 0.26 1.31 18
Mid Cap Value Portfolio
2024 . . . . $ 1.48 $ 0.03 $ 0.10 $ 0.13 $ (0.03) $ (0.05) $ (0.08) $ 1.53 8.65% $ 632,435 0.88% 0.72% 2.04% 57%
2023 . . . . 1.64 0.03 0.06 0.09 (0.04) (0.21) (0.25) 1.48 6.26 665,543 0.88 0.72 2.17 50
2022 . . . . 2.00 0.04 (0.08) (0.04) (0.04) (0.28) (0.32) 1.64 (1.15) 650,964 0.88 0.72 2.10 74
2021 . . . . 1.65 0.03 0.35 0.38 (0.02) (0.01) (0.03) 2.00 23.27 704,855 0.88 0.72 1.54 54
2020 . . . . 1.65 0.03 — 0.03 (0.03) — (0.03) 1.65 1.67 600,403 0.89 0.75 1.79 76
Small Cap Growth Stock Portfolio
2024 . . . . $ 2.24 $ (0.00)
‡
$ 0.30 $ 0.30 $ (0.01) $ — $ (0.01) $ 2.53 13.18% $ 733,031 0.56% 0.56% (0.06)% 68%
2023 . . . . 1.89 0.00
‡
0.35 0.35 (0.00)
‡
— (0.00)
‡
2.24 18.36 686,669 0.56 0.56 0.17 64
2022 . . . . 3.22 0.00
‡
(0.90) (0.90) — (0.43) (0.43) 1.89 (28.49) 594,877 0.56 0.56 0.05 52
2021 . . . . 3.42 (0.00)
‡
0.15 0.15 (0.00)
‡
(0.35) (0.35) 3.22 4.11 830,014 0.54 0.54 (0.06) 43
2020 . . . . 2.72 0.00
‡
0.86 0.86 (0.00)
‡
(0.16) (0.16) 3.42 33.47 840,446 0.56 0.56 0.10 60
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
‡
Amount is less than $0.005.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Index 600 Stock Portfolio
2024 . . . . $ 1.53 $ 0.02 $ 0.10 $ 0.12 $ (0.02) $ (0.03) $ (0.05) $ 1.60 8.43% $ 476,360 0.27% 0.27% 1.29% 19%
2023 . . . . 1.39 0.02 0.20 0.22 (0.02) (0.06) (0.08) 1.53 15.76 437,546 0.28 0.28 1.45 25
2022 . . . . 1.85 0.02 (0.32) (0.30) (0.02) (0.14) (0.16) 1.39 (16.37) 371,552 0.28 0.28 1.12 16
2021 . . . . 1.50 0.02 0.37 0.39 (0.01) (0.03) (0.04) 1.85 26.22 434,426 0.27 0.27 1.28 22
2020 . . . . 1.43 0.01 0.13 0.14 (0.02) (0.05) (0.07) 1.50 10.93 344,102 0.31 0.31 1.10 28
Small Cap Value Portfolio
2024 . . . . $ 1.91 $ 0.01 $ 0.19 $ 0.20 $ (0.02) $ (0.07) $ (0.09) $ 2.02 10.36% $ 578,679 0.88% 0.87% 0.73% 32%
2023 . . . . 1.81 0.02 0.22 0.24 (0.01) (0.13) (0.14) 1.91 13.85 575,849 0.88 0.87 0.82 29
2022 . . . . 2.58 0.01 (0.48) (0.47) (0.01) (0.29) (0.30) 1.81 (18.53) 535,618 0.88 0.87 0.50 27
2021 . . . . 2.20 0.01 0.49 0.50 (0.01) (0.11) (0.12) 2.58 23.00 685,304 0.87 0.86 0.27 22
2020 . . . . 2.17 0.01 0.15 0.16 (0.01) (0.12) (0.13) 2.20 9.29 615,079 0.88 0.88 0.50 28
International Growth Portfolio
2024 . . . . $ 1.90 $ 0.02 $ 0.09 $ 0.11 $ (0.02) $ (0.05) $ (0.07) $ 1.94 5.30% $ 1,044,160 0.61% 0.61% 0.80% 23%
2023 . . . . 1.63 0.02 0.31 0.33 (0.02) (0.04) (0.06) 1.90 20.77 1,018,872 0.62 0.62 0.99 21
2022 . . . . 2.40 0.02 (0.58) (0.56) (0.01) (0.20) (0.21) 1.63 (23.13) 893,048 0.62 0.62 0.84 15
2021 . . . . 2.14 0.01 0.33 0.34 (0.01) (0.07) (0.08) 2.40 15.92 1,068,232 0.62 0.61 0.51 25
2020 . . . . 1.85 0.01 0.32 0.33 (0.03) (0.01) (0.04) 2.14 17.91 924,242 0.63 0.63 0.64 21
Research International Core Portfolio
2024 . . . . $ 1.07 $ 0.02 $ 0.02 $ 0.04 $ (0.02) $ (0.01) $ (0.03) $ 1.08 3.25% $ 858,304 0.79% 0.72% 1.77% 21%
2023 . . . . 0.98 0.02 0.11 0.13 (0.02) (0.02) (0.04) 1.07 12.95 828,651 0.80 0.75 1.87 15
2022 . . . . 1.29 0.02 (0.25) (0.23) (0.02) (0.06) (0.08) 0.98 (17.16) 744,073 0.80 0.75 1.83 25
2021 . . . . 1.18 0.02 0.12 0.14 (0.01) (0.02) (0.03) 1.29 12.07 963,103 0.78 0.73 1.37 18
2020 . . . . 1.08 0.01 0.13 0.14 (0.02) (0.02) (0.04) 1.18 13.46 891,001 0.81 0.76 1.36 25
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
International Equity Portfolio
2024 . . . . $ 1.58 $ 0.04 $ 0.02 $ 0.06 $ (0.05) $ — $ (0.05) $ 1.59 3.94% $ 1,877,350 0.68% 0.68% 2.52% 19%
2023 . . . . 1.40 0.04 0.19 0.23 (0.05) — (0.05) 1.58 16.09 1,877,275 0.68 0.68 2.65 14
2022 . . . . 1.59 0.04 (0.15) (0.11) (0.04) (0.04) (0.08) 1.40 (6.83) 1,726,196 0.69 0.63 2.69 13
2021 . . . . 1.55 0.04 0.04 0.08 (0.04) — (0.04) 1.59 5.00 1,865,208 0.68 0.51 2.30 118
2020 . . . . 1.65 0.04 (0.09) (0.05) (0.05) — (0.05) 1.55 (2.71) 1,779,819 0.68 0.54 2.59 65
Emerging Markets Equity Portfolio
2024 . . . . $ 0.93 $ 0.02 $ 0.02 $ 0.04 $ (0.01) $ — $ (0.01) $ 0.96 4.02% $ 1,044,151 1.08% 0.89% 1.66% 38%
2023 . . . . 0.89 0.02 0.04 0.06 (0.02) — (0.02) 0.93 6.91 921,817 1.10 0.91 1.89 24
2022 . . . . 1.32 0.01 (0.35) (0.34) (0.01) (0.08) (0.09) 0.89 (25.28) 854,238 1.09 0.91 1.29 33
2021 . . . . 1.39 0.02 (0.08) (0.06) (0.01) — (0.01) 1.32 (4.55) 993,493 1.06 0.91 1.14 33
2020 . . . . 1.12 0.01 0.28 0.29 (0.02) — (0.02) 1.39 26.86 1,024,098 1.10 0.95 0.67 31
Government Money Market Portfolio
2024 . . . . $ 1.00 $ 0.05 $ — $ 0.05 $ (0.05) $ (0.00)
‡
$ (0.05) $ 1.00 4.99% $ 504,732 0.33% 0.33% 4.87% —%
2023 . . . . 1.00 0.05 — 0.05 (0.05) (0.00)
‡
(0.05) 1.00 4.83 526,384 0.33 0.33 4.72 —
2022 . . . . 1.00 0.01 — 0.01 (0.01) (0.00)
‡
(0.01) 1.00 1.36 542,517 0.33 0.28
**
1.40 —
2021 . . . . 1.00 0.00
‡
— 0.00
‡
(0.00)
‡
(0.00)
‡
(0.00)
‡
1.00 — 488,858 0.33 0.08
**
0.00 —
2020 . . . . 1.00 0.00
‡
— 0.00
‡
(0.00)
‡
(0.00)
‡
(0.00)
‡
1.00 0.31 582,312 0.33 0.25
**
0.26 —
Short-Term Bond Portfolio
2024 . . . . $ 1.02 $ 0.04 $ 0.02 $ 0.06 $ (0.04) $ — $ (0.04) $ 1.04 5.04% $ 390,253 0.40% 0.40% 4.13% 116%
§
2023 . . . . 0.99 0.03 0.02 0.05 (0.02) — (0.02) 1.02 5.26 385,232 0.38 0.38 3.38 56
§
2022 . . . . 1.05 0.02 (0.07) (0.05) (0.01) (0.00)
‡
(0.01) 0.99 (4.52) 382,738 0.38 0.38 1.90 54
§
2021 . . . . 1.08 0.01 (0.02) (0.01) (0.02) (0.00)
‡
(0.02) 1.05 (0.10) 412,284 0.38 0.38 1.27 46
§
2020 . . . . 1.06 0.02 0.02 0.04 (0.02) — (0.02) 1.08 4.29 383,608 0.39 0.39 1.96 49
§
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
‡
Amount is less than $0.005.
**
During the years ended December 31, 2022, 2021 and 2020, MSA voluntarily agreed to waive a portion of its advisory fee to maintain a positive yield in the Government Money Market Portfolio.
The Government Money Market Portfolio's net expense ratio would increase by an amount of 0.04%, 0.25% and 0.08%, respectively, if such voluntary waiver were excluded for the years ended
December 31, 2022, 2021 and 2020.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Select Bond Portfolio
2024 . . . . $ 1.10 $ 0.05 $ (0.03) $ 0.02 $ (0.04) $ — $ (0.04) $ 1.08 1.76% $ 2,804,436 0.31% 0.31% 4.33% 234%
§
2023 . . . . 1.07 0.04 0.02 0.06 (0.03) — (0.03) 1.10 6.19 2,903,697 0.31 0.31 3.86 248
§
2022 . . . . 1.26 0.03 (0.20) (0.17) (0.02) (0.00)
‡
(0.02) 1.07 (13.33) 2,786,616 0.31 0.31 2.30 275
§
2021 . . . . 1.37 0.02 (0.04) (0.02) (0.03) (0.06) (0.09) 1.26 (1.59) 3,428,416 0.31 0.30 1.15 272
§
2020 . . . . 1.30 0.02 0.10 0.12 (0.04) (0.01) (0.05) 1.37 8.98 3,404,268 0.31 0.30 1.75 340
§
Long-Term U.S. Government Bond Portfolio
**
2024 . . . . $ 0.66 $ 0.02 $ (0.06) $ (0.04) $ (0.02) $ — $ (0.02) $ 0.60 (5.78)% $ 114,458 2.73%
**
2.68%
**
2.76% 44%
§
2023 . . . . 0.65 0.02 0.01 0.03 (0.02) — (0.02) 0.66 3.33 121,049 2.21
**
2.16
**
2.67 32
§
2022 . . . . 0.94 0.02 (0.30) (0.28) (0.01) — (0.01) 0.65 (29.53) 100,157 1.02
**
0.98
**
2.49 27
§
2021 . . . . 1.21 0.02 (0.08) (0.06) (0.01) (0.20) (0.21) 0.94 (5.37) 138,869 0.67
**
0.67
**
1.73 28
§
2020 . . . . 1.12 0.02 0.17 0.19 (0.02) (0.08) (0.10) 1.21 17.37 153,933 0.94
**
0.94
**
1.61 157
§
Inflation Protection Portfolio
2024 . . . . $ 1.04 $ 0.03 $ (0.02) $ 0.01 $ (0.03) $ — $ (0.03) $ 1.02 1.96% $ 408,498 0.59% 0.45% 3.22% 50%
2023 . . . . 1.05 0.03 0.01 0.04 (0.05) — (0.05) 1.04 3.90 417,289 0.58 0.52 3.06 41
§
2022 . . . . 1.28 0.05 (0.21) (0.16) (0.04) (0.03) (0.07) 1.05 (12.96) 423,548 0.57 0.54 4.44 51
2021 . . . . 1.21 0.04 0.04 0.08 (0.01) (0.00)
‡
(0.01) 1.28 6.61 513,931 0.56 0.53 3.17 78
2020 . . . . 1.13 0.02 0.08 0.10 (0.02) — (0.02) 1.21 9.57 423,389 0.58 0.55 1.34 56
High Yield Bond Portfolio
2024 . . . . $ 0.67 $ 0.04 $ — $ 0.04 $ (0.04) $ — $ (0.04) $ 0.67 6.38% $ 695,777 0.46% 0.46% 5.91% 26%
2023 . . . . 0.63 0.04 0.04 0.08 (0.04) — (0.04) 0.67 13.24 744,344 0.45 0.45 6.12 17
2022 . . . . 0.75 0.04 (0.12) (0.08) (0.04) — (0.04) 0.63 (11.33) 689,405 0.45 0.45 5.54 19
2021 . . . . 0.75 0.04 — 0.04 (0.04) — (0.04) 0.75 5.31 842,332 0.44 0.44 4.87 35
2020 . . . . 0.75 0.04 — 0.04 (0.04) — (0.04) 0.75 6.64 825,203 0.45 0.45 5.36 42
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.
‡
Amount is less than $0.005.
**
The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.70% and 0.65%
respectively for the period ended December 31, 2024, 0.69% and 0.65% respectively in 2023, 0.68% and 0.65% respectively in 2022, 0.65% and 0.65% respectively in 2021, and 0.64% and
0.64% respectively in 2020.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Multi-Sector Bond Portfolio
2024 . . . . $ 0.97 $ 0.05 $ 0.02 $ 0.07 $ (0.05) $ — $ (0.05) $ 0.99 6.42% $ 1,305,012 0.86%
**
0.75%
**
5.13% 34%
§
2023 . . . . 0.91 0.04 0.04 0.08 (0.02) — (0.02) 0.97 9.71 1,199,679 0.83
**
0.73
**
4.53 26
§
2022 . . . . 1.13 0.03 (0.21) (0.18) (0.04) (0.00)
‡
(0.04) 0.91 (15.39) 1,112,579 0.81
**
0.72
**
3.48 18
2021 . . . . 1.16 0.03 (0.03) 0.00
‡
(0.02) (0.01) (0.03) 1.13 (0.08) 1,316,651 0.81
**
0.71
**
2.90 21
2020 . . . . 1.14 0.04 0.03 0.07 (0.05) (0.00)
‡
(0.05) 1.16 6.13 1,148,511 0.82
**
0.73
**
3.23 30
§
Balanced Portfolio
2024 . . . . $ 1.29 $ 0.04 $ 0.06 $ 0.10 $ (0.03) $ (0.03) $ (0.06) $ 1.33 7.43% $ 1,915,820 0.31% 0.09% 2.73% 29%
2023 . . . . 1.21 0.03 0.13 0.16 (0.03) (0.05) (0.08) 1.29 13.07 1,962,442 0.31 0.06 2.15 9
2022 . . . . 1.57 0.02 (0.24) (0.22) (0.05) (0.09) (0.14) 1.21 (14.14) 1,883,127 0.31 0.06 1.54 30
2021 . . . . 1.57 0.02 0.10 0.12 (0.04) (0.08) (0.12) 1.57 7.56 2,381,573 0.31 0.06 1.51 20
2020 . . . . 1.49 0.04 0.13 0.17 (0.04) (0.05) (0.09) 1.57 12.49 2,367,387 0.31 0.06 2.40 28
Asset Allocation Portfolio
2024 . . . . $ 1.08 $ 0.03 $ 0.07 $ 0.10 $ (0.02) $ (0.04) $ (0.06) $ 1.12 9.72% $ 272,773 0.58% 0.13% 2.29% 26%
2023 . . . . 1.01 0.02 0.14 0.16 (0.02) (0.07) (0.09) 1.08 15.24 273,823 0.58 0.10 1.95 11
2022 . . . . 1.33 0.02 (0.23) (0.21) (0.03) (0.08) (0.11) 1.01 (14.83) 257,699 0.57 0.09 1.46 35
2021 . . . . 1.29 0.02 0.12 0.14 (0.03) (0.07) (0.10) 1.33 10.45 320,737 0.55 0.09 1.37 18
2020 . . . . 1.22 0.03 0.12 0.15 (0.03) (0.05) (0.08) 1.29 13.43 306,692 0.57 0.09 2.32 29
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
**
The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.82% and 0.72%
respectively for the period ended December 31, 2024, 0.83% and 0.73% respectively in 2023, 0.81% and 0.71% respectively in 2022, 0.80% and 0.71% respectively in 2021, and 0.81% and
0.72% respectively in 2020.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.
‡
Amount is less than $0.005.

Notes to Financial Statements
Note 1. Organization
Northwestern Mutual Series Fund, Inc. (the "Series Fund") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation
Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio,
Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value
Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio,
Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money
Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation
Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio
(each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by an affiliate, The
Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds). The Government Money Market
Portfolio is a government money market fund under Rule 2a-7 of the 1940 Act.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.
A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends and interest are netted against income and separately disclosed in the Statements of Operations.
Some of the Portfolios may be subject to capital gains taxes imposed by certain countries in which they invest. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.
C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue
Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.
In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2021 to 2024) for major jurisdictions and concluded there was no material impact to the Portfolios' net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Government Money Market Portfolio and at least annually for the remaining Portfolios, when applicable.
E. New Accounting Pronouncements — During the reporting period, the Portfolios adopted FASB Accounting Standards
Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-
07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

Notes to Financial Statements
Collectively, the Series Fund President, Series Fund Chief Financial Officer and the Chief Investment Officer of Mason Street
Advisors, LLC (“MSA” and the Series Fund investment adviser) act as the Portfolios’ chief operating decision maker (“CODM”)
assessing performance and making decisions about resource allocation. The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each Portfolio as a whole and that each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the each Portfolio’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within each Portfolio’s Schedule of
Investments, Statement of Changes in Net Assets and Financial Highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income taxes (Topic 740): Improvements to
Income Tax Disclosure (“ASU 2023-09”), which enhances the transparency and usefulness of income tax disclosures. ASU
2023-09 will be effective for fiscal years beginning after December 15, 2024. Management is evaluating the impact of this guidance on future financial statements.
F. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is specific identification. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-
dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios. The Portfolios consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in the short-term investments on the Schedule of Investments as well as in investments on the Statements of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.
Note 3. Security Valuation
For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the
New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.
The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:
Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives
Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)
Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)
The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.
The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’
investments classified as Level 1 and Level 2 in the fair value hierarchy:
Equity securities (common and preferred stock) and exchange traded funds (“ETFs”) for which market quotations are readily available are valued at the last sale or, when available, official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are generally valued at the last quoted bid price. Equity

Notes to Financial Statements
securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy when such fair value procedures are applied.
Fixed income securities, including corporate, short-term investments (other than in the Government Money Market
Portfolio), convertible, municipal bonds, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as
Level 2 in the fair value hierarchy.
Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.
Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.
Investments in open-end mutual funds (including other Portfolios and excluding ETFs) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy.
All securities in the Government Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.
Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.
Centrally-cleared swaps and over-the-counter financial derivatives, such as foreign currency contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.
The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’
investments classified as Level 3 in the fair value hierarchy:
Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors (“Board”).
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data ( e.g. trade information or broker quotes). The factors considered in reaching these values

Notes to Financial Statements
at December 31, 2024 included, but were not limited to, broker quotes, liquidity, prepayment speed, duration, geopolitical events and recoverability.
A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of
Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, a Level 3 reconciliation and details of significant unobservable inputs have been included in the notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments. As of December 31, 2024, there were no Portfolios that owned a material amount of Level 3 securities.
The day-to-day responsibility for pricing Portfolio securities and other investments has been delegated to State Street Bank and Trust Company in its capacity as fund accountant, subject to the oversight of MSA. Securities for which market quotations are readily available are priced at market value and all other securities and assets are valued at fair value as determined in good faith by the Board of Directors (the “Board”) of the Series Fund. The Board has designated MSA, the Portfolios’
investment adviser, as “valuation designee” under Rule 2a-5 of the 1940 Act to perform fair value determinations for the
Portfolios’ investments that do not have readily available market quotations, subject to the Board’s oversight. MSA has adopted Valuation Policies and Procedures that govern MSA’s responsibilities for executing the fair valuation process. While the Board has designated MSA as valuation designee, the Board oversees MSA in its role as valuation designee.
Note 4. Securities and Other Investments
A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations, and the Portfolios post collateral to meet margin requirements. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.
B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.
C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

Notes to Financial Statements
The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of income and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.
E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.
F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-
indexed bond will be included as interest income in the applicable Portfolio’s Statements of Operations even though investors do not receive their principal until maturity.
G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and
Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested.
H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. For the year ended December 31, 2024, the Long-Term U.S. Government Bond Portfolio entered into financing transactions utilizing various U.S. Treasury bonds.
I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent

Notes to Financial Statements
administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan.
The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding.
Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.
J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The
Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest
payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of
Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the
Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account.
Note 5. Derivative Instruments
The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the
Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of
Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.
Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as
“Collateral with Counterparty” on the Statements of Assets and Liabilities.
A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the
Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

Notes to Financial Statements
C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.
Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security.
Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.
D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”)
and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the
Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of
Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the
Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.
Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.
Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the

Notes to Financial Statements
security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically credit indices, corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.
As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the
Schedules of Investments.
If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.
E. Derivative Disclosures — Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of December 31, 2024, are (amounts in thousands):
Asset Derivatives Liability Derivatives
Portfolio
Statement of Assets and Liabilities
Location Value
Statement of Assets and Liabilities
Location Value
Index 500 Stock Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
$ - Payables –Variation Margin (Futures) $ 155
Large Company Value Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 156 Payables – Foreign Currency 1
Index 400 Stock Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
51 Payables – Variation Margin (Futures) -
Mid Cap Value Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 594 Payables – Foreign Currency 5

Notes to Financial Statements
Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the year ended December
31, 2024 are (amounts in thousands):
Asset Derivatives Liability Derivatives
Portfolio
Statement of Assets and Liabilities
Location Value
Statement of Assets and Liabilities
Location Value
Index 600 Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
$ 1 Payables – Variation Margin (Futures) $ -
International Growth Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency - Payables – Foreign Currency 1
International Equity Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 5,833 Payables – Foreign Currency 76
Short-Term Bond Portfolio
Interest rate contracts Receivables – Variation Margin
(Futures)
39 Payables – Variation Margin (Futures) 8
Long-Term U.S. Government Bond Portfolio
Interest rate contracts Receivables – Variation Margin
(Futures)
77 Payables – Variation Margin (Futures) 27
Interest rate contracts Receivables – Variation Margin
(Cleared Swap)
5 Payables – Variation Margin (Cleared
Swap)
2
Inflation Protection Portfolio
Inflation contracts Receivables –Variation Margin
(Cleared Swap)
82 Payables – Variation Margin (Cleared
Swap)
-
Inflation contracts Receivables – Outstanding Swaps
Contracts, at Value
6,607 Payables – Outstanding Swaps
Contracts, at Value
308
Multi-Sector Bond Portfolio
Credit contracts Receivables – Outstanding Swaps
Contracts, at Value
36 Payables – Outstanding Swaps
Contracts, at Value
132
Credit contracts Receivables – Variation Margin
(Cleared Swap)
78 Payables – Variation Margin (Cleared
Swap)
5
Forward foreign
currency contracts
Receivables – Foreign Currency 5,474 Payables – Foreign Currency 1,070
Interest rate contracts Receivables – Variation Margin
(Futures)
4 Payables – Variation Margin (Futures) 166
Interest rate contracts Receivables – Variation Margin
(Cleared Swap)
256 Payables – Variation Margin (Cleared
Swap)
11
Interest rate contracts Receivables – Outstanding Options
Written, at Value
- Payables – Outstanding Options
Written, at Value
95
Balanced Portfolio
Commodity contracts Receivables – Outstanding Swaps
Contracts, at Value
- Payables – Outstanding Swaps
Contracts, at Value
-
Asset Allocation Portfolio
Commodity contracts Receivables – Outstanding Swaps
Contracts, at Value
- Payables – Outstanding Swaps
Contracts, at Value
-
Realized Gain (Loss) on Derivatives Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Index 500 Stock Portfolio
Equity contracts $ − $ 8,556 $ − $ − $ 8,556
Large Company Value Portfolio
Forward foreign currency contracts − − 482 − 482
Equity Income Portfolio
Forward foreign currency contracts − − (12) − (12)

Notes to Financial Statements
Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure for the year ended December 31, 2024 are (amounts in thousands):
Realized Gain (Loss) on Derivatives Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Index 400 Stock Portfolio
Equity contracts $ − $ 1,652 $ − $ − $ 1,652
Mid Cap Value Portfolio
Forward foreign currency contracts − − 2,286 − 2,286
Index 600 Stock Portfolio
Equity contracts − 443 − − 443
International Growth Portfolio
Forward foreign currency contracts − − (98) − (98)
Research International Core Portfolio
Forward foreign currency contracts − − (169) − (169)
International Equity Portfolio
Forward foreign currency contracts − − 2,946 − 2,946
Emerging Markets Equity Portfolio
Forward foreign currency contracts − − (985) − (985)
Short-Term Bond Portfolio
Credit contracts − − − 80 80
Interest rate contracts − (466) − − (466)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts 87 (189) − (250) (352)
Inflation Protection Portfolio
Forward foreign currency contracts − − 719 − 719
Interest rate contracts − (67) − − (67)
Inflation contracts − − − 5,547 5,547
Multi-Sector Bond Portfolio
Credit contracts − − − 12,905 12,905
Forward foreign currency contracts − − 13,892 − 13,892
Interest rate contracts 370 1,098 − (1,906) (438)
Balanced Portfolio
Commodity contracts − − − (688) (688)
Asset Allocation Portfolio
Commodity contracts − − − (138) (138)
Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Index 500 Stock Portfolio
Equity contracts $ − $ (2,970) $ − $ − $ (2,970)
Large Company Value Portfolio
Forward foreign currency contracts − − 268 − 268
Equity Income Portfolio
Forward foreign currency contracts − − (1) − (1)
Index 400 Stock Portfolio
Equity contracts − (976) − − (976)
Mid Cap Value Portfolio
Forward foreign currency contracts − − 1,078 − 1,078
Index 600 Stock Portfolio
Equity Contracts − (121) − − (121)
International Growth Portfolio
Forward foreign currency contracts − − (165) − (165)

Notes to Financial Statements
Volumes on derivative instruments by contract type and primary risk exposure, for the year ended December 31, 2024 are:
Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Research International Core Portfolio
Forward foreign currency contracts $ − $ − $ (270) $ − $ (270)
International Equity Portfolio
Forward foreign currency contracts − − 3,973 − 3,973
Emerging Markets Equity Portfolio
Forward foreign currency contracts − − (102) − (102)
Short-Term Bond Portfolio
Interest rate contracts − 372 − − 372
Long-Term U.S. Government Bond Portfolio
Interest rate contracts (2) 2,524 − 392 2,914
Inflation Protection Portfolio
Forward foreign currency contracts − − 511 − 511
Interest rate contracts − (816) − − (816)
Inflation contracts − − − (3,453) (3,453)
Multi-Sector Bond Portfolio
Credit contracts − − − (4,202) (4,202)
Forward foreign currency contracts − − 5,211 − 5,211
Interest rate contracts (31) (9,413) − 1,950 (7,494)
Balanced Portfolio
Commodity contracts − − − − −
Asset Allocation Portfolio
Commodity contracts − − − − −
Volume of Derivative Instruments Held
Average Number of
Contracts
Average Notional
( Amounts in Thousands )
Portfolio
Exchange Traded
Options Futures
Forward Foreign
Currency Contracts Swaps
Over the
Counter
Options
Index 500 Stock Portfolio
Equity contracts − 157 − − −
Large Company Value Portfolio
Forward foreign currency contracts − − 12,920 − −
Index 400 Stock Portfolio
Equity contracts − 35 − − −
Mid Cap Value Portfolio
Forward foreign currency contracts − − 57,240 − −
Index 600 Stock Portfolio
Equity contracts − 21 − − −
International Equity Portfolio
Forward foreign currency contracts − − 146,038 − −
Short-Term Bond Portfolio
Credit contracts − − − 4,030 −
Interest rate contracts − 615 − − −
Long-Term U.S. Government Bond Portfolio
Interest rate contracts 20 516 − 16,472 400
Inflation Protection Portfolio
Forward foreign currency contracts − − 31,385 − −
Interest rate contracts − 105 − − −
Inflation contracts − − − 163,638 −

Notes to Financial Statements
Note 6. Portfolio Risk
In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company.
Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the
Portfolio may realize significantly less than the value at which it previously recorded those investments.
The value of a Portfolio’s investments may decline because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. The global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Local and global markets and normal market operations can be adversely affected by significant market disruptions. Market disruptions can be caused by local, regional or global events such as war, military conflict, political instability, acts of terrorism, social unrest, environmental disasters, natural disasters or events, trade disputes, supply chain disruptions, spread of infectious diseases or other public health issues, climate change, recessions, or other events. Climate change, the outbreak of infectious diseases or other public health issues may exacerbate other pre-existing political, social, economic, market and financial risks. Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. The impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. The impact of any such events could negatively affect the global economy as well as the economies of individual countries, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Such events may affect certain sectors, industries, businesses, geographic regions or countries more significantly than others. In addition, any of such circumstances could result in disruptions in the trading markets and could result in increased market volatility. Such events could adversely affect the prices and liquidity of a Portfolio’s securities and could have a materially negative impact on the value of a Portfolio. Such events also could impact the ability of the Fund to process transactions or perform other operational activities. The Fund cannot predict the effects of geopolitical or other events in the future on the U.S. and other economies, the securities markets, or the Portfolios.
Master Netting Arrangements
The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase
Agreements and Global Master Repurchase Agreements are in place that governs repurchase, reverse repurchase, and sale-
Volume of Derivative Instruments Held
Average Number of
Contracts
Average Notional
( Amounts in Thousands )
Portfolio
Exchange Traded
Options Futures
Forward Foreign
Currency Contracts Swaps
Over the
Counter
Options
Multi-Sector Bond Portfolio
Credit contracts − − − 262,378 −
Forward foreign currency contracts − − 709,401 − −
Interest rate contracts 8 1,569 − 2,440,230 10,600
Balanced Portfolio
Commodity contracts − − − 17,003 −
Asset Allocation Portfolio
Commodity contracts − − − 3,265 −

Notes to Financial Statements
buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master
Agreements and Credit Support Annexes (“ISDA agreements”) are in place that governs certain OTC financial derivative transactions. ISDA agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA agreement. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances.
Certain Portfolios have agreements with counterparties that contain provisions, or contingency features, that allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, certain agreements specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the Portfolio to terminate while a decline in the Portfolio’s net assets of more than a certain percentage would allow the counterparty to terminate. In such a situation, the counterparty involved would have the option to waive the triggering event or liquidate the affected positions pursuant to the terms of the related agreement. The aggregate amount of derivatives in a liability position is disclosed in Note 5.
Offsetting Assets and Liabilities
Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the
Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral, for the year ended December 31, 2024, has been limited such that the net amount cannot be less than zero.
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral as of period end:
Large Company Value Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contracts Swaps
Total
Assets
Forward
Foreign
Currency
Contracts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 156 $ − $ 156 $ (1) $ − $ (1) $ 155 $ (80) $ 75
Goldman Sachs International − − − −π − −π −π − −π
Total $ 156 $ − $ 156 $ (1) $ − $ (1) $ 155 $ (80) $ 75
Mid Cap Value Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contracts Swaps
Total
Assets
Forward
Foreign
Currency
Contracts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 594 $ − $ 594 $ (5) $ − $ (5) $ 589 $ (300) $ 289
Total $ 594 $ − $ 594 $ (5) $ − $ (5) $ 589 $ (300) $ 289

Notes to Financial Statements
International Equity Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contracts Swaps
Total
Assets
Forward
Foreign
Currency
Contracts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 328 $ − $ 328 $ − $ − $ − $ 328 $ (290) $ 38
Barclays Bank PLC 285 − 285 − − − 285 (260) 25
Citibank NA 324 − 324 − − − 324 (300) 24
HSBC Bank USA 1,705 − 1,705 − − − 1,705 (1,560) 145
JP Morgan Chase Bank NA 694 − 694 − − − 694 (610) 84
Morgan Stanley And Co.
International PLC − − − (16) − (16) (16) − (16)
Standard Chartered PLC − − − (60) − (60) (60) − (60)
State Street Bank And Trust
Company 346 − 346 − − − 346 − 346
UBS AG 2,151 − 2,151 − − − 2,151 (1,720) 431
Total $ 5,833 $ − $ 5,833 $ (76) $ − $ (76) $ 5,757 $ (4,740) $ 1,017
Inflation Protection Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contracts Swaps
Total
Assets
Forward
Foreign
Currency
Contracts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ − $ 1,967 $ 1,967 $ − $ − $ − $ 1,967 $ (1,967) $ −
Barclays Bank PLC − − − − (308) (308) (308) − (308)
Goldman Sachs International − 4,640 4,640 − − − 4,640 (4,590) 50
Total $ − $ 6,607 $ 6,607 $ − $ (308) $ (308) $ 6,299 $ (6,557) $ (258)
Multi-Sector Bond Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contracts Swaps
Total
Assets
Forward
Foreign
Currency
Contracts
Written
Options Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 124 $ 6 $ 130 $ (21) $ − $ − $ (21) $ 109 $ − $ 109
Barclays Bank PLC 766 − 766 (207) − − (207) 559 (300) 259
BNP Paribas SA 646 − 646 (415) (15) − (430) 216 (90) 126
Goldman Sachs Bank USA 156 − 156 (116) (58) − (174) (18) − (18)
HSBC Bank PLC 3,143 − 3,143 (106) − − (106) 3,037 (2,592) 445
JP Morgan Chase Bank NA 455 28 483 (151) (22) − (173) 310 (309) 1
Morgan Stanley Capital Services
LLC − 2 2 − − (132) (132) (130) 130 −
NatWest Markets PLC − − − (16) − − (16) (16) − (16)
Royal Bank of Canada 132 − 132 − − − − 132 (20) 112
UBS AG 52 − 52 (38) − − (38) 14 − 14
Total $ 5,474 $ 36 $ 5,510 $ (1,070) $ (95) $ (132) $ (1,297) $ 4,213 $ (3,181) $ 1,032

Notes to Financial Statements
The following is a summary by counterparty of the market value of repurchase agreements, financing transactions, collateral and net exposure as of period end:
The Long-Term U.S. Government Bond Portfolio average amount of borrowings outstanding during the year ended December
31, 2024 was $60,732 (amount in thousands) at a weighted average interest rate of 5.258%. Average borrowings include sale-
buyback transactions.
The Multi-Sector Bond Portfolio average amount of borrowings outstanding during the year ended December 31, 2024 was
$4,817 (amount in thousands) at a weighted average interest rate of 3.602%. Average borrowings include reverse repurchase agreements.
Note 7. Investment Advisory, Sub-Advisory, and Compliance Fees
The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, an affiliate and wholly-owned subsidiary of Northwestern
Mutual. Certain Portfolios, listed below, pay a fixed annual rate based on the average daily net asset values of the Portfolio.
Government Money Market Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Reverse
Repurchase
Agreements
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Bank of Montreal $ 30,000 $ − $ − $ 30,000 $ (30,000) $ −
Bank of Nova Scotia 20,000 − − 20,000 (20,000) −
BNP Paribas 25,000 − − 25,000 (25,000) −
Citigroup Global Markets, Inc. 25,000 − − 25,000 (25,000) −
Goldman Sachs Group LP 20,000 − − 20,000 (20,000) −
Mitsubishi UFJ 16,000 − − 16,000 (16,000) −
Mizuho Securities 25,000 − − 25,000 (25,000) −
Morgan Stanley 15,000 − − 15,000 (15,000) −
Natixis S.A. 15,000 − − 15,000 (15,000) −
TD Securities 24,000 − − 24,000 (24,000) −
Total $ 215,000 $ − $ − $ 215,000 $ (215,000) $ −
Long-Term U.S. Government Bond Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Short Sales
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Citigroup Global Markets, Inc. $ 22,400 $ − $ − $ 22,400 $ (22,400) $ −
Deutsche Bank Securities, Inc. 17,500 − − 17,500 (17,500) −
Morgan Stanley & Co. − − (174,727) (174,727) 174,608 (119)
Total $ 39,900 $ − $(174,727) $ (134,827) $ 134,708 $ (119)
Multi-Sector Bond Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Reverse
Repurchase
Agreements
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Barclays Bank PLC $ − $ (2,232) $ − $ (2,232) $ 2,201 $ (31)
Bank of Nova Scotia 13,913 − − 13,913 (13,913) −
Citigroup Global Markets, Inc. 57,200 − − 57,200 (57,200) −
Morgan Stanley & Co.
International PLC − (4,098) − (4,098) 4,013 (85)
Total $ 71,113 $ (6,330) $ − $ 64,783 $ (64,899) $ (116)
Portfolio Fee
Index 500 Stock Portfolio ............................... 0.20%
Index 400 Stock Portfolio ............................... 0.25%
Mid Cap Value Portfolio ................................. 0.85%

Notes to Financial Statements
For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:
For certain Portfolios, MSA contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees, fees for class actions, other passive securities litigation and anti-
Portfolio Fee
Small Cap Value Portfolio .............................. 0.85%
Government Money Market Portfolio ............. 0.30%
Select Bond Portfolio ..................................... 0.30%
Balanced Portfolio ......................................... 0.30%
Portfolio
First $50
Million
Next $50
Million
Excess Over
$100 Million
Growth Stock Portfolio ................................... 0.60% 0.50% 0.40%
Large Cap Core Stock Portfolio ..................... 0.60% 0.50% 0.40%
Mid Cap Growth Stock Portfolio .................... 0.80% 0.65% 0.50%
Small Cap Growth Stock Portfolio ................. 0.80% 0.65% 0.50%
High Yield Bond Portfolio ............................... 0.60% 0.50% 0.40%
Portfolio
First $100
Million
Next $400
Million
Excess Over
$500 Million
Focused Appreciation Portfolio ...................... 0.80% 0.75% 0.70%
Portfolio
First $100
Million
Next $150
Million
Excess Over
$250 Million
Large Company Value Portfolio ..................... 0.72% 0.67% 0.62%
Domestic Equity Portfolio .............................. 0.65% 0.55% 0.50%
International Growth Portfolio ........................ 0.75% 0.65% 0.55%
Short-Term Bond Portfolio ............................. 0.35% 0.33% 0.30%
Long-Term U.S. Government Bond Portfolio . 0.555% 0.515% 0.495%
Inflation Protection Portfolio ........................... 0.58% 0.55% 0.49%
Multi-Sector Bond Portfolio ............................ 0.79% 0.78% 0.77%
Asset Allocation Portfolio ............................... 0.60% 0.50% 0.40%
Portfolio
First $150
Million
Next $150
Million
Next $200
Million
Excess Over
$500 Million
Large Cap Blend Portfolio ............................. 0.77% 0.70% 0.62% 0.56%
Research International Core Portfolio ........... 0.88% 0.82% 0.75% 0.68%
Portfolio
First $500
Million
Excess
Over $500
Million
Equity Income Portfolio .................................. 0.65% 0.60%
Portfolio
First $200
Million
Excess
Over $200
Million
Index 600 Stock Portfolio ............................... 0.25% 0.20%
Portfolio
First $50
Million
Excess
Over $50
Million
International Equity Portfolio .......................... 0.85% 0.65%
Portfolio
First $250
Million
Next $250
Million
Next $500
Million
Excess Over
$1.0 Billion
Emerging Markets Equity Portfolio ................ 1.14% 1.08% 0.96% 0.78%

Notes to Financial Statements
trust claim filing services and such non-recurring and extraordinary expenses as they may arise) will not exceed the following amounts:
Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.60%
on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and
0.38% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30,
2025.
Focused Appreciation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is
0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.37% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after
April 30, 2025.
Large Cap Blend Portfolio – For the period from January 1, 2024 through April 30, 2024, MSA agreed to waive a portion of its management fee such that the management fee was 0.70% on the Portfolio’s first $150 million of average net assets, 0.65%
on the next $150 million, 0.62% on the next $200 million, and 0.56% on average net assets in excess of $500 million. Effective
May 1, 2024, MSA has agreed to waive a portion of its management fee such that the management fee is 0.65% on the
Portfolio’s first $150 million of average net assets, 0.60% on the next $350 million, and 0.56% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Index 500 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.20%
on the Portfolio’s first $2 billion of average net assets, and 0.18% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Large Company Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.67% on the Portfolio’s first $100 million of average net assets, 0.62% on the next $150 million, 0.59% on the next $250 million, and 0.57% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Domestic Equity Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.65%
on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million,
0.43% on the next $500 million, and 0.41% on the average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Portfolio Expiration
Focused Appreciation Portfolio ...................... 0.90% April 30, 2025
Large Cap Blend Portfolio ............................. 0.85% April 30, 2025
Large Company Value Portfolio ..................... 0.80% April 30, 2025
Domestic Equity Portfolio .............................. 0.75% April 30, 2025
Equity Income Portfolio .................................. 0.75% April 30, 2025
Mid Cap Value Portfolio ................................. 1.00% April 30, 2025
Index 600 Stock Portfolio ............................... 0.35% April 30, 2025
Small Cap Value Portfolio .............................. 1.00% April 30, 2025
International Growth Portfolio ........................ 1.10% April 30, 2025
Research International Core Portfolio ........... 1.15% April 30, 2025
Emerging Markets Equity Portfolio ................ 1.50% April 30, 2025
Short-Term Bond Portfolio ............................. 0.45% April 30, 2025
Long-Term U.S. Government Bond Portfolio . 0.65% April 30, 2025
Inflation Protection Portfolio ........................... 0.65% April 30, 2025
Multi-Sector Bond Portfolio ............................ 0.90% April 30, 2025
Asset Allocation Portfolio ............................... 0.75% April 30, 2025

Notes to Financial Statements
Equity Income Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.56%
on the Portfolio’s first $500 million of average net assets, 0.53% on the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Mid Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and 0.49% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Index 400 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.25%
on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Mid Cap Value Portfolio – For the period from January 1, 2024 through April 30, 2024, MSA agreed to waive a portion of its management fee such that the management fee was 0.79% on the Portfolio’s first $150 million of average net assets, 0.67%
on the next $350 million, and 0.64% on the average net assets in excess of $500 million. Effective May 1, 2024, MSA has agreed to waive a portion of its management fee such that the management fee is 0.78% on the Portfolio’s first $150 million of average net assets, 0.66% on the next $350 million, and 0.63% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Small Cap Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.85%
on the Portfolio’s first $500 million of average net assets, and 0.80% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
International Growth Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.75% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.55% on the next $750 million, and 0.54% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Research International Core Portfolio – For the period from January 1, 2024 through April 30, 2024, MSA agreed to waive a portion of its management fee such that the management fee was 0.83% on the Portfolio’s first $150 million of average net assets, 0.77% on the next $150 million, 0.70% on the next $200 million, and 0.63% on average net assets in excess of $500 million. Effective May 1, 2024, MSA has agreed to waive a portion of its management fee such that the management fee is
0.80% on the Portfolio’s first $150 million of average net assets, 0.74% on the next $150 million, 0.67% on the next $200 million, and 0.60% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
International Equity Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is
0.85% on the Portfolio’s first $50 million of average net assets, 0.65% on the next $1,950 million, and 0.63% on the average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Emerging Markets Equity Portfolio – MSA has agreed to waive a portion of its management fee such that its management fee is 0.95% on the Portfolio’s first $250 million of average net assets, 0.87% on the next $250 million, 0.78% on the next $500 million, and 0.75% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Government Money Market Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $500 million of average net assets, 0.29% on the next $500 million, and 0.28% in excess of
$1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Short-Term Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is
0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million, and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.

Notes to Financial Statements
Select Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30%
on the Portfolio’s first $2 billion of average net assets, and 0.28% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Long-Term U.S. Government Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million,
0.495% of the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Inflation Protection Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is
0.42% on the Portfolio’s first $100 million of average net assets, 0.40% on the next $150 million, and 0.38% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
High Yield Bond Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.60%
on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and
0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30,
2025.
Multi-Sector Bond Portfolio – For the period from January 1, 2024 through April 30, 2024, MSA agreed to waive a portion of its management fee such that the management fee was 0.74% on the Portfolio’s first $100 million of average net assets,
0.73% on the next $150 million, 0.70% on the next $250 million, and 0.65% on average net assets in excess of $500 million.
Effective May 1, 2024, MSA has agreed to waive a portion of its management fee such that the management fee is 0.73% on the Portfolio’s first $100 million of average net assets, 0.72% on the next $150 million, 0.69% on the next $250 million, and
0.64% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April
30, 2025.
Balanced Portfolio – For the period from January 1, 2024 through April 30, 2024, MSA agreed to waive a portion of its management fee such that the management fee was 0.05% on all average net assets. Effective May 1, 2024, MSA has agreed to waive a portion of its management fee such that the management fee is 0.10% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Asset Allocation Portfolio – For the period from January 1, 2024 through April 30, 2024, MSA agreed to waive a portion of its management fee such that the management fee was 0.05% on all average net assets. Effective May 1, 2024, MSA has agreed to waive a portion of its management fee such that the management fee is 0.10% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Waivers are not recoupable in future periods.
With respect to certain Portfolios, MSA has engaged and oversees unaffiliated sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such
Portfolio out of its investment management fee.
Compliance fees are paid to Northwestern Mutual, an affiliate of the Series Fund. The compliance fees paid are for the compensation, benefits and expenses of the Chief Compliance Officer and compliance staff. The amounts paid relate only to the Chief Compliance Officer and compliance staffs’ duties and functions performed for the Series Fund.
Note 8. Federal Income Tax Matters
Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, passive foreign investment companies, and financing transactions.
It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to

Notes to Financial Statements
capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies and paydowns on structured product investments.
A summary of the Portfolios’ capital loss carryovers as of December 31, 2024 is provided below:
Capital losses are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year.
When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains.
The tax character of distributions paid for the years ended December 31, 2024 and 2023 was as follows:
Capital
Loss
Carryover
Losses
Utilized
(Amounts in thousands)
Growth Stock Portfolio .............................. $ – $ 34,697
Mid Cap Growth Stock Portfolio .................. – 39,527
Small Cap Growth Stock Portfolio ............... – 40,494
International Equity Portfolio ...................... – 15,718
Emerging Markets Equity Portfolio .............. 106,529 –
Short-Term Bond Portfolio ......................... 13,833 1,096
Select Bond Portfolio ................................ 466,161 25,178
Long-Term U.S. Government Bond Portfolio .. 17,099 –
Inflation Protection Portfolio ....................... 27,523 –
High Yield Bond Portfolio .......................... 44,935 239
Multi-Sector Bond Portfolio ........................ 128,297 2,503
2024 Distributions
Paid From:
2023 Distributions
Paid From:
Portfolio
Ordinary
Income
Long-term
Capital Gain
Ordinary
Income
Long-term
Capital Gain
(Amounts in thousands)
Growth Stock Portfolio ................................. $ 1,260 $ — $ 392 $ —
Focused Appreciation Portfolio ........................... — 121,060 2,059 71,643
Large Cap Core Stock Portfolio ........................... 5,581 34,308 6,286 48,913
Large Cap Blend Portfolio ............................... 6,98 6 32,889 1,503 14,830
Index 500 Stock Portfolio ............................... 76,347 102,573 67,110 35,856
Large Company Value Portfolio ........................... 3,915 4,950 5,077 19,079
Domestic Equity Portfolio ............................... 21,844 80,337 19,196 46,554
Equity Income Portfolio ................................. 18,517 23,276 18,100 55,166
Mid Cap Growth Stock Portfolio ........................... 944 — 2,521 —
Index 400 Stock Portfolio ............................... 18,277 44,010 15,588 49,435
Mid Cap Value Portfolio ................................. 18,818 13,797 22,489 72,306
Small Cap Growth Stock Portfolio ......................... 2,597 — 192 —
Index 600 Stock Portfolio ............................... 5,413 10,051 4,166 15,944
Small Cap Value Portfolio ............................... 4,766 19,55 5 2,800 36,433
International Growth Portfolio ............................ 9,209 26,315 8,162 20,348
Research International Core Portfolio ...................... 15, 800 5,020 13,421 15,148
International Equity Portfolio ............................. 55,095 — 54,274 —
Emerging Markets Equity Portfolio ......................... 15,666 — 19,064 —
Government Money Market Portfolio ....................... 25,286 9 25,157 5
Short-Term Bond Portfolio ............................... 13,119 — 7,807 —
Select Bond Portfolio ................................... 110,410 — 73,967 —
Long-Term U.S. Government Bond Portfolio ................. 3,761 — 2,679 —
Inflation Protection Portfolio .............................. 12,928 — 20,508 —
High Yield Bond Portfolio ................................ 43,835 — 40,679 —
Multi-Sector Bond Portfolio .............................. 65,277 — 29,062 —
Balanced Portfolio ..................................... 42,536 38,644 38,818 72,601
Asset Allocation Portfolio ................................ 5,50 3 8,203 5,321 15,893

Notes to Financial Statements
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Note 9. Voluntary Reimbursements
Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 79% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements, included in Unaffiliated Dividends on the Statements of Operations, are recorded when foreign dividend taxes are accrued.
Voluntary reimbursements for the year ended December 31, 2024 are summarized below (amounts in thousands):
Note 10. Guarantees
In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of material loss to be remote.
Portfolio
Undistributed
Ordinary
Income
Undistributed
Long-Term
Gains
Accumulated
Losses
Unrealized
Appreciation
(Depreciation)
(Amounts in thousands)
Growth Stock Portfolio ............................................................. $ 1,228 $ 24,863 $ – $ 741,970
Focused Appreciation Portfolio .................................................. – 201,020 – 773,080
Large Cap Core Stock Portfolio ................................................. 9,473 107,481 – 163,346
Large Cap Blend Portfolio ........................................................ 11,438 10,186 – 29,252
Index 500 Stock Portfolio ......................................................... 75,498 233,299 – 4,642,860
Large Company Value Portfolio ................................................. 4,542 8,117 – 5,780
Domestic Equity Portfolio ......................................................... 24,240 93,852 – 98,550
Equity Income Portfolio ............................................................ 15,757 67,667 – 152,512
Mid Cap Growth Stock Portfolio ................................................. 7,537 169,150 – 36,573
Index 400 Stock Portfolio ......................................................... 39,966 69,081 – 402,733
Mid Cap Value Portfolio ........................................................... 27,117 32,170 – (1,247)
Small Cap Growth Stock Portfolio .............................................. 15,453 32,894 – 108,645
Index 600 Stock Portfolio ......................................................... 7,008 23,594 – 82,139
Small Cap Value Portfolio ......................................................... 7,008 51,347 – 119,136
International Growth Portfolio .................................................... 9,765 40,819 – 254,447
Research International Core Portfolio ......................................... 16,766 13,851 – 133,986
International Equity Portfolio ..................................................... 57,082 21,478 – (2,233)
Emerging Markets Equity Portfolio ............................................. 13,959 – (106,529) 112,921
Government Money Market Portfolio .......................................... – – – –
Short-Term Bond Portfolio ........................................................ 16,160 – (13,833) (3,089)
Select Bond Portfolio ............................................................... 125,101 – (466,161) (96,038)
Long-Term U.S. Government Bond Portfolio ................................. 4,085 – (17,099) (59,921)
Inflation Protection Portfolio ...................................................... 18,119 – (27,523) (31,178)
High Yield Bond Portfolio ......................................................... 41,921 – (44,935) (27,652)
Multi-Sector Bond Portfolio ....................................................... 73,244 – (128,297) (55,895)
Balanced Portfolio .................................................................. 56,628 46,298 – (25,141)
Asset Allocation Portfolio .......................................................... 6,882 7,883 – 8,822
Portfolio
2024
Reimbursements
International Growth Portfolio ............................ $ 1,025
International Equity Portfolio ............................. 3,897
Research International Core Portfolio ...................... 1,486
Emerging Markets Equity Portfolio ......................... 1,763

Notes to Financial Statements
Note 11. Investment Income and Securities Transactions
For the year ended December 31, 2024, transactions in securities other than short term investments were:
Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the year ended December 31, 2024 are as follows:
Portfolios
Non-U.S.
Govt.
Security
Purchases
U.S. Govt.
Security
Purchases
Non-U.S.
Govt.
Security
Sales/
Maturities
U.S. Govt.
Security
Sales/
Maturities
(Amounts in thousands)
Growth Stock Portfolio ............................................................ $ 84,695 $ — $ 173,265 $ —
Focused Appreciation Portfolio ................................................. 125,276 — 317,859 —
Large Cap Core Stock Portfolio ................................................ 533,616 — 583,609 —
Large Cap Blend Portfolio ....................................................... 88,133 — 144,576 —
Index 500 Stock Portfolio ........................................................ 134,396 — 314,828 —
Large Company Value Portfolio ................................................ 60,604 — 67,755 —
Domestic Equity Portfolio ........................................................ 325,842 — 385,240 —
Equity Income Portfolio ........................................................... 178,258 — 239,593 —
Mid Cap Growth Stock Portfolio ................................................ 1,329,335 — 1,477,024 —
Index 400 Stock Portfolio ........................................................ 222,292 — 265,892 —
Mid Cap Value Portfolio .......................................................... 364,521 — 440,111 —
Small Cap Growth Stock Portfolio ............................................. 488,467 — 532,110 —
Index 600 Stock Portfolio ........................................................ 97,275 — 87,867 —
Small Cap Value Portfolio ........................................................ 179,465 — 226,713 —
International Growth Portfolio ................................................... 238,813 — 264,448 —
Research International Core Portfolio ........................................ 178,689 — 176,433 —
International Equity Portfolio .................................................... 369,310 — 404,915 —
Emerging Markets Equity Portfolio ............................................ 486,496 — 383,313 —
Short-Term Bond Portfolio ....................................................... 150,242 303,315 149,814 285,418
Select Bond Portfolio .............................................................. 1,956,621 4,764,698 1,736,186 4,868,182
Long-Term U.S. Government Bond Portfolio ................................ 206 82,140 872 67,744
Inflation Protection Portfolio ..................................................... 148,008 45,559 117,171 74,478
High Yield Bond Portfolio ........................................................ 172,424 — 220,344 —
Multi-Sector Bond Portfolio ...................................................... 688,252 32,485 322,294 53,694
Balanced Portfolio ................................................................. 551,911 — 685,331 —
Asset Allocation Portfolio ......................................................... 70,934 — 90,663 —
Balanced Portfolio
Portfolio
Value at
12/31/2023 Purchases Sales
Value at
12/31/2024
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
12/31/2024
(amount in thousands)
Domestic Equity $ 84,676 $ 5,326 $ 35,380 $ 54,270 $ 955 $ (1,307) $ 1,077 $ 4,250 35,378
Emerging Markets 5,669 66,939 8,390 65,975 1,341 416 1,069 – 68,868
Focused Appreciation 84,064 4,878 49,160 53,753 10,295 3,676 – 4,878 11,369
High Yield Bond 52,658 – 52,580 – 3,457 (3,535) – – –
International Equity 70,049 2,112 2,020 70,965 638 186 2,112 – 44,520
International Growth 70,476 2,524 1,820 72,497 662 655 654 1,869 37,408
Large Cap Blend 84,360 13,170 43,480 55,144 (2,526) 3,620 459 12,711 49,236
Mid Cap Growth Stock 81,861 45 53,590 32,590 2,242 2,032 45 – 9,694
Mid Cap Value 82,620 2,405 55,010 32,647 5,738 (3,106) 965 1,440 21,352

Notes to Financial Statements
The Series Fund and its Portfolios are permitted to purchase securities from, and sell securities to (so called “cross-trades”),
(i) other Portfolios, (ii) any registered investment company which is an affiliate, or an affiliate of an affiliate, or (iii) any person which is an affiliate, or an affiliate of an affiliate, of the Series Fund or the Portfolio solely by reason of having a common investment adviser or sub-adviser (or affiliated investment advisers) or common directors and/or officers, pursuant to procedures adopted by the Board under Rule 17a-7 of the 1940 Act (“Procedures”). These Procedures have been designed to ensure that any cross-trade of securities by a Portfolio complies with Rule 17a-7 of the 1940 Act. Each cross-trade is effected at the current market price as defined under the Procedures. Pursuant to the Procedures, for the year ended December 31,
2024, the Series Fund Portfolios engaged in the following cross-trades (amounts in thousands):
Portfolio
Value at
12/31/2023 Purchases Sales
Value at
12/31/2024
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
12/31/2024
(amount in thousands)
Multi-Sector Bond $ 111,320 $ 40,652 $ 10,000 $ 143,799 $ 3,532 $ (1,705) $ 7,582 $ – 145,989
Select Bond 656,184 20,853 142,740 523,773 9,419 (19,943) 20,853 – 484,526
Short-Term Bond 24,026 5,997 – 30,286 263 – 997 – 29,205
Small Cap Growth Stock 20,072 79 – 22,717 2,566 – 79 – 8,990
Small Cap Value 23,628 1,017 1,180 24,885 1,683 (263) 180 837 12,331
$ 1,451,663 $ 165,997 $ 455,350 $ 1,183,301 $ 40,265 $ (19,274) $ 36,072 $ 25,985 958,866
Asset Allocation Portfolio
Portfolio
Value at
12/31/2023 Purchases Sales
Value at
12/31/2024
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
12/31/2024
(amount in thousands)
Domestic Equity $ 16,522 $ 1,757 $ 5,350 $ 12,770 $ (55) $ (104) $ 250 $ 987 8,325
Emerging Markets 2,749 8,997 1,640 10,411 633 (328) 167 – 10,867
Focused Appreciation 16,453 1,139 7,980 12,648 2,598 438 – 1,139 2,675
High Yield Bond 12,832 – 12,812 – 830 (850) – – –
International Equity 14,259 430 340 14,510 147 14 430 – 9,103
International Growth 14,383 515 310 14,854 155 111 134 382 7,665
Large Cap Blend 16,091 3,063 6,300 12,849 (474) 469 107 2,956 11,473
Mid Cap Growth Stock 14,255 9 8,820 6,262 510 308 9 – 1,863
Mid Cap Value 14,325 487 9,070 6,274 868 (336) 196 292 4,104
Multi-Sector Bond 14,888 718 2,130 13,659 534 (351) 718 – 13,867
Select Bond 45,455 2,739 330 46,842 (977) (45) 1,808 – 43,332
Short-Term Bond 3,284 95 560 2,871 43 9 95 – 2,769
Small Cap Growth Stock 5,953 12 2,900 3,488 642 (219) 12 – 1,380
Small Cap Value 6,280 142 3,080 3,462 733 (613) 25 116 1,716
$ 197,729 $ 20,103 $ 61,622 $ 160,900 $ 6,187 $ (1,497) $ 3,951 $ 5,872 119,138
Cross Trade Sales
Portfolio
Cross Trade
Purchases Portfolio Proceeds
Net Realized Gain
(Loss) on Sales
International Growth Portfolio $10,017 International Growth Portfolio $6,684 $1,393
Large Cap Core Stock Portfolio 2,143 Large Cap Core Stock Portfolio 901 326
Mid Cap Value Portfolio 23 Mid Cap Growth Stock Portfolio 5,463 (7,840)
Small Cap Growth Stock Portfolio 1,798 Mid Cap Value Portfolio 74 (6)
Small Cap Growth Stock Portfolio 608 149
Small Cap Value Portfolio 545 (2,650)

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Northwestern Mutual Series Fund, Inc. and Shareholders of Growth Stock Portfolio, Focused
Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company
Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock
Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio,
International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets
Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S.
Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced
Portfolio and Asset Allocation Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of
Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index
500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth
Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock
Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International
Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio,
Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio,
Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio (constituting Northwestern Mutual Series
Fund, Inc., hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, for Long-Term U.S. Government Bond Portfolio the statement of cash flows for the year ended
December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended
December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024, for the Long-Term U.S. Government Bond Portfolio, the results of its cash flows for the year then ended, and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Report of Independent Registered Public Accounting Firm
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Milwaukee, WI
February 20, 2025
We have served as the auditor of one or more investment companies in Northwestern Mutual Series Fund, Inc. since 1984.

Abbreviations (unaudited)
Abbreviations that may be used in the preceding statements
ADR American Depositary Receipt
AFC Available Funds Cap security - Security accrues interest at an assumed or uncapped rate.  If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO Interest Only Security
PO Principal Only Security
GO General Obligation
RB Revenue Bond
CPURNSA U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR Interbank Offered Rate
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
CME Chicago Mercantile Exchange
ICE Intercontinental Exchange
FTSE Financial Times Stock Exchange
SONIA Sterling Overnight Index Average Rate
SONIO Sterling Overnight Interbank Average Rate
MUTKCALM Bank of Japan Unsecured Overnight Call Rate
DAC Designated Activity Company
RSC Restricted Scope Company
TBA To Be Announced
CMT Constant Maturity Treasury
OIS Overnight Index Swaps
BBR Bank Bill Rate
BBSW Bank Bill Swap Reference Rate
DIFC Dubai International Financial Centre
EURIBOR Euro Interbank Offered Rate
BRL-CDI Brazil Interbank Deposit Rate
SDR Swedish Depository Receipt
ETF Exchange Traded Fund
Currency Abbreviations
AED United Arab Emirates Dirham
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Renminbi - Offshore
CNY Chinese Yuan Renminbi
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican New Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RUB Russian Ruble
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
ZAR South African Rand

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Northwestern Mutual Series Fund, Inc.
Annual Contract Review Process
Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.
At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason
Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the
“Portfolios”) for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.
Board Approvals During the Six-Month Period Ended December 31, 2024
At its August 29, 2024 meeting, the Board, including the Directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors” or “Directors”), unanimously approved the continuance of the following Investment Sub-Advisory Agreements: (1) a Fourth Amended and Restated Investment
Sub-Advisory Agreement between Mason Street Advisors and American Century Investment Management, Inc. (“American
Century”), relating to the Series Fund’s Mid Cap Value, Large Company Value and Inflation Protection Portfolios; (2) a Third
Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Delaware Investments Fund
Advisers, a series of Macquarie Investment Management Business Trust (“Delaware”) relating to the Series Fund’s Domestic
Equity Portfolio; (3) a Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and
Federated Investment Management Company (“Federated”) relating to the Series Fund’s High Yield Bond Portfolio; and (4)
a Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Loomis, Sayles &
Company, L.P. (“Loomis Sayles”) relating to the Series Fund’s Focused Appreciation Portfolio. Each of the foregoing Investment
Sub-Advisory Agreements approved by the Board at its August 29, 2024 meeting continued the existing sub-advisory contract relationship with the named sub-advisers.
Also at its August 29, 2024 meeting, the Board, including the Independent Directors, unanimously approved an Investment
Sub-Advisory Agreement between Mason Street Advisors and J.P. Morgan Investment Management, Inc. (“JPMIM”) relating to the Series Fund’s Mid Cap Growth Stock Portfolio. The foregoing Investment Sub-Advisory Agreement will sometimes be referred to herein as the “New Sub-Advisory Agreement.”
At its December 12, 2024 meeting, the Board, including the Independent Directors, unanimously approved the continuance of: (1) the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and T. Rowe Price
Investment Management, Inc. (“TRPIM”) dated November 30, 2022, relating to the Small Cap Value Portfolio (together with an amendment thereto incorporating a sub-advisory fee reduction); (2) the Sixth Amended and Restated Investment Sub-
Advisory Agreement between Mason Street Advisors and T. Rowe Price Associates, Inc. (“TRPA”) dated November 30, 2022, relating to the Equity Income, Growth Stock and Short-Term Bond Portfolios; (3) the Fourth Amended and Restated Investment
Sub-Advisory Agreement between Mason Street Advisors and Pacific Investment Management Company LLC (“PIMCO”) dated
November 30, 2022, relating to the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios; (4) the Third Amended
and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and BlackRock Advisors, LLC (“BlackRock”),
dated November 30, 2022, relating to the Government Money Market Portfolio, and the Amended and Restated Investment
Sub-Advisory Agreement between Mason Street Advisors and BlackRock, dated November 30, 2022 related to the Index 500
Stock Portfolio; and (5) the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and
Allspring Global Investments, LLC (“Allspring”) dated November 30, 2022, relating to the Select Bond Portfolio.

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
American Century, Delaware, Federated, Loomis Sayles, JPMIM, TRPIM, TRPA, PIMCO, BlackRock and Allspring are sometimes collectively referred to hereinafter as the “Sub-Advisers,” and their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios.” The Investment Sub-Advisory Agreements with American Century, Delaware,
Federated, Loomis Sayles, TRPIM, TRPA, PIMCO, BlackRock and Allspring are collectively referred to herein as the “Existing
Sub-Advisory Agreements.”
In determining whether to approve the Existing Sub-Advisory Agreements and the New Sub-Advisory Agreement on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each of the foregoing meetings to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. With respect to the approval and continuation of the Existing Sub-Advisory
Agreements, while particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their approval was formally considered, the evaluation process with respect to the Sub-Advisers and the nature, extent and quality of the services they provide to the Sub-Advised
Portfolios pursuant to the terms of the Existing Sub-Advisory Agreements is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was informed by information provided and deliberations that occurred at other meetings throughout the year.
The Independent Directors received a memorandum from their counsel advising them of their responsibilities in connection with the consideration of continuance of the Existing Sub-Advisory Agreements and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to the Sub-
Advisers under the Series Fund’s manager of managers structure. During the course of their deliberations, the Independent
Directors had the opportunity to meet privately without representatives of Mason Street Advisors or the Sub-Advisers present, and were represented throughout the process by legal counsel.
Approval and Continuation of the Sub-Advisory Agreements between Mason Street Advisors and Certain Sub-Advisors
At its August 29, 2024 and December 12, 2024 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Existing Sub-Advisory Agreements. In connection with those meetings, the Directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios.
In addition to the information presented by and about the Sub-Advisers during the course of those meetings, the Directors also had available for consideration each Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Sub-Advisers designed to assist the Directors in fulfilling their responsibilities when considering the approval of the Sub-Advisory Agreements. The
Directors also had available Mason Street Advisors’ Executive Summary and Overview regarding each of the Sub-Advisers, and other materials prepared by Mason Street Advisors. The materials contained detailed information on performance over multiple time periods, expenses, brokerage commissions, portfolio turnover, style consistency, key portfolio statistics and metrics, and other factors with respect to each of the Sub-Advised Portfolios. The materials also contained an analysis of the
Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series
Fund’s Chief Compliance Officer regarding the compliance structure and practices of each of the Sub-Advisers. The Directors also considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and each Sub-Adviser.
The material factors and conclusions that formed the basis for the Board’s approval of each of the Sub-Advisory Agreements include those discussed below. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different Directors may have placed greater weight on certain factors than did other Directors.
Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, the
Directors reviewed each Sub-Adviser’s financial strength, assets under management, and overall reputation. The Directors evaluated the investment strategies employed by each Sub-Adviser, as well as the personnel providing such services with

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
respect to each Sub-Advised Portfolio. With respect to Delaware, the Directors noted the firm’s willingness to make changes aimed at improving the Domestic Equity Portfolio’s performance evidenced a strong culture. The Directors additionally appreciated the thorough analysis provided by Delaware on the Portfolio’s over- and under-performing holdings. With respect to the High Yield Bond Portfolio, sub-advised by Federated, the Directors viewed favorably the portfolio manager’s long history of investing in the strategy. The Directors also appreciated Delaware’s thoughtful approach concerning the firm’s investment philosophy and how it relates to the implementation of the Portfolio’s strategy.
With respect to TRPA and TRPIM, the Directors noted favorably both firms’ focus on stock selection and efforts around risk management. Additionally, with respect to the Short-Term Bond Portfolio, the Directors considered positively the portfolio manager’s experience with securitized investments. With respect to BlackRock, the Directors noted favorably that the personnel changes which had occurred over the previous year had not resulted in any negative impact to the Portfolio. The Directors also noted, with respect to BlackRock, that the firm benefitted from its substantial resources and top-class technology.
The Directors considered informational updates given by the portfolio managers associated with each Sub-Adviser, which included reports regarding how the Sub-Advised Portfolios were being positioned in the current market environment. The
Directors also considered Mason Street Advisors’ reports on due diligence visits and conference calls that had been conducted with certain of the Sub-Advisers.
The Directors also considered and expressed satisfaction with each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers. Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Based on their review of these factors, their discussions with the Sub-Advisers, and their experience with the services provided by the Sub-
Advisers for their respective Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services, and were satisfied with the experience and capabilities of the Sub-Advisers and the personnel associated with the Sub-Advised Portfolios.
Investment Performance. The Directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to reviewing the performance of each Sub-Advised Portfolio for both short-term and long-term periods, the Directors considered (i) a comparison of each Sub-Advised Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each
Sub-Advised Portfolio’s respective Morningstar peer groups for the same periods, (ii) the Morningstar overall star rating for each Sub-Advised Portfolio and (iii) the Morningstar performance rankings for one-, three- and five-year time periods
(as applicable). The Directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The Directors further considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.
With respect to Loomis Sayles, the Directors considered that the Focused Appreciation Portfolio had experienced strong returns over a long period. The Directors affirmed there were no current concerns with respect to performance of the Portfolio. With respect to Federated, the Directors commented on the very positive long-term performance record and observed favorably that the portfolio manager had been consistent in adhering to the firm’s investment strategy as applied to the High Yield
Portfolio. The Directors noted the Portfolio’s recent underperformance, but observed that the portfolio manager had provided thoughtful answers to the questions posed by the Board members at the firm’s presentation.
With respect to Federated, the Directors commented on the very positive long-term performance record and observed favorably that the portfolio manager had been consistent in adhering to the firm’s investment strategy applied to the High
Yield Portfolio. With respect to Loomis Sayles, the Directors noted that performance returns for the Focused Appreciation
Portfolio had been strong in the near-term and affirmed there were no current concerns with respect to performance of the
Portfolio.

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
With respect to American Century, the Directors considered that the Mid Cap Value and Large Company Value Portfolios had experienced near-term positive performance, arising in part through stock selection. the Directors additionally discussed favorably the consistent implementation of the firm’s investment process, noting that company fundamentals continued to drive investment decisions. With respect to the Inflation Protection Portfolio, the Directors were satisfied with the Portfolio’s performance, expressed a high level of confidence in the portfolio manager for the Portfolio, and cited no concerns.
With respect to Allspring, the Directors appreciated the Select Bond Portfolio’s near-term positive performance, and commented that it was especially notable given the Portfolio’s neutral positioning on duration. The Directors noted that the firm excelled in finding value within sectors.
With respect to Delaware and the Domestic Equity Portfolio, the Directors expressed concerns regarding multiple periods of challenged performance returns. The Directors also expressed concerns with regard to the portfolio manager’s security selection, but noted that the portfolio manager from Delaware provided cogent and well-reasoned responses with respect to inquiries made by the Directors regarding individual stock decisions made for the Domestic Equity Portfolio.
With respect to the Small Cap Value Portfolio managed by TRPIM, the Directors considered the Small Cap Value Portfolio’s performance in light of the investment team’s fundamentally-driven strategy, noting that the firm’s analytical work and research process was very robust. With regard to the Growth Stock Portfolio, the Directors considered that the portfolio managers demonstrated a thoughtful understanding of risk factors and the observed positively firm’s use of certain risk management tools. With respect to the Government Money Market Portfolio managed by BlackRock, the Directors expressed high confidence that the firm had correctly and thoughtfully implement the new money market fund reforms.
The Directors observed that the portfolio managers for each of the Sub-Advised Portfolios had provided thoughtful answers to the questions posed by the Directors and that in each case the Sub-Advisers firm had been disciplined in consistently adhering to the investment style applicable to the individual Portfolio.
In addition to performance information presented at the meeting, the Directors considered the performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year.
Generally speaking, while attentive to the short-term performance results because of the trend that such performance might signal, the Directors placed greater weight on longer-term performance. For the reasons summarized above, the Board concluded that, considering the investment performance within the context of its overall determinations regarding the Sub-
Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.
Management Fees and Other Expenses. The Directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Sub-Advisory Agreements. The Directors considered the actual and contractual fees paid by each Sub-Advised Portfolio. The Directors also considered the sub-advisory fees paid by Mason Street
Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly managed accounts. In considering the level of management fees, the Directors also considered the size of the
Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the applicable expense limitation and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio.
As part of their evaluation, the Directors received and reviewed an independent analysis prepared by Broadridge of comparative expense data for each Sub-Advised Portfolio. Broadridge provided data comparing each Sub-Advised Portfolio’s net and total expenses with those in a category of funds underlying variable insurance products. Categories were selected by
Broadridge based upon having similar investment classifications, objectives, and asset allocations. The Directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios. The Directors considered that the Broadridge expense rankings of the Mid Cap Value Portfolio sub-advised by American
Century, the Domestic Equity Portfolio sub-advised by Delaware, the High Yield Bond Portfolio sub-advised by Federated, the
Focused Appreciation Portfolio sub-advised by Loomis Sayles, the Short-Term Bond, Equity Income and Growth Stock Portfolios
sub-advised by TRPA, the Select Bond Portfolio sub-advised by Allspring, and the Index 500 Stock Portfolio sub-advised by
BlackRock, were in the top Broadridge quartile (meaning lowest net expenses) of their respective categories. The Directors

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
considered that the expense rankings of the Large Company Value and Inflation Protection Portfolios sub-advised by American
Century, the Small Cap Value Portfolio sub-advised by TRPIM, the Long-Term U.S. Government Bond and Multi-Sector Bond
Portfolios sub-advised by PIMCO, and the Government Money Market Portfolio sub-advised by BlackRock were within the second quartile of their respective categories. The Directors also considered that reduced sub-advisory fee schedules would be put into place for the Small Cap Value Portfolio in connection with the approval of the Amended and Restated Investment
Sub-Advisory Agreement with TRPIM.
Based on their review of the above information and other factors deemed relevant by the Directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time and the expense limitation and fee waivers that are in place.
Costs and Profitability. The Directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors from the Sub-Advised Portfolios. The Directors considered Mason Street Advisors’ fee and expense analysis regarding fees, expenses and profit margins related to the Sub-Advised Portfolios on a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to expenses. The profitability information presented for the
Directors’ consideration was supplemented by the aforementioned information regarding the expense-based ranking of each
Sub-Advised Portfolio within the Portfolio’s respective Broadridge peer group category. The Directors recognized that the sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and such Sub-Advisers. The
Directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information may have been developed using a variety of assumptions and other factors. The Directors concluded that they had received sufficient information to evaluate the issues related to costs and profitability.
The Directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including the participation of mutual fund families advised by certain Sub-
Advisers to the Sub-Advised Portfolios on the brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in mutual fund partner programs offered by such brokerage affiliate, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors. The Directors reviewed information concerning certain of the Sub-Advisers’
soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised
Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Sub-
Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.
Economies of Scale. The Directors considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with the Sub-Advised Portfolio’s investors. The Directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios, as applicable, and the extent to which each Sub-Advised Portfolio may benefit from economies of scale through those breakpoints. The Directors took into account the expense limitation arrangements in place for the Mid Cap Value, Large Company Value, Inflation Protection, Domestic Equity, Focused Appreciation, Short-Term
Bond, Small Cap Value, Equity Income, Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios, and the fee waiver arrangements in place with respect to the Mid Cap Value, Large Company Value, Inflation Protection, Domestic Equity, High
Yield Bond, Focused Appreciation, Short-Term Bond, Small Cap Value, Equity Income, Growth Stock, Select Bond, Long-Term
U.S. Government Bond, Multi-Sector Bond, Government Money Market, and Index 500 Stock Portfolios. The Directors also considered the total assets and expense ratio of each Sub-Advised Portfolio. Based on this information, the Board concluded, within the context of its overall determinations regarding the Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.
Other Information. The Directors were presented with other information intended to assist them in their consideration of the continuation of the Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Advisors to the Sub-Advised Portfolios and information regarding Mason Street Advisors’ and the Sub-Advisers’ brokerage practices and commissions. The Directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable
Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each
Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which an Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The Directors also considered information regarding each Sub-Adviser’s code of ethics, approach to portfolio manager compensation, succession planning, as well as information supplied by the Sub-Advisers related to their cybersecurity programs and business continuity plans, and other matters they deemed relevant.
Conclusions of the Directors. Based on a consideration of all information deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment concluded that the terms of the Sub-Advisory Agreements were fair and reasonable and approved each Sub-Advisory Agreement as being in the best interests of each Portfolio.
Approval of New Sub-Advisory Agreement
At the August 29, 2024 meeting, the Board, including the Independent Directors, unanimously approved the New Sub-Advisory
Agreement between Mason Street Advisors and JPMIM, pursuant to which JPMIM was appointed to serve as sub-adviser to the Mid Cap Growth Stock Portfolio, effective on or about October 28, 2024. (The Mid Cap Growth Stock Portfolio is hereinafter referred to as the “Portfolio.”)
The Board’s decision to hire JPMIM as sub-adviser for the Portfolio was reached after extensive research and qualitative and quantitative analysis of numerous candidate firms and their respective organizational structure, investment processes and long-term performance records.
The material factors and conclusions that formed the basis for the Board’s determination to approve the New Sub-Advisory
Agreement includes those discussed below. In addition to the information provided to them in anticipation of and at the
August 29, 2024 Board meeting, the Directors considered the in-person presentation of JPMIM related to the Portfolio at a meeting of the Investment Oversight Committee of the Board held on August 29, 2024, and JPMIM’s responses to the
Directors’ questions during its presentation session at the Investment Oversight Committee meeting.
The process that culminated with the Directors determining to engage JPMIM as the replacement investment sub-adviser for the Portfolio had been initiated by the Board of Directors several months earlier. At its February 2024 meeting, the Board was presented with a list of qualifying sub-advisory firms for the mandate, along with a detailed review of the assessment criteria and comparative information regarding each of the candidates. At its June 2024 meeting, the Directors evaluated a compilation of information with respect to each of the candidates for the Portfolio mandate, including historical performance returns over multiple periods peers. The Directors also considered Masons Street Advisors’ positive assessment of the firm’s investment team and the substantial experience of the portfolio managers. Based upon a review of the list of qualified sub-
advisers, the Directors narrowed down the list of candidates to two sub-advisory candidate firms that would receive formal requests for proposals with respect to the Portfolio mandate and would be invited to make presentations to the Board at its
August 2024 meeting.
The Directors considered the different investment approaches utilized by each of the candidates, and the positive and negative considerations of each. The Directors also took into consideration the suitability of each candidate’s respective investment mandate with respect to Northwestern Mutual’s variable products. Finally, the Directors took into consideration JPMIM’s general reputation and the strength of the investment-related resources available to be committed in managing the Portfolio.
Based on their review of these factors and other factors deemed relevant, the Board concluded that they were satisfied with the nature, extent and quality of the services to be provided by JPMIM with respect to the Portfolio, and the resources to be committed by JPMIM in providing such services.

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Investment Performance. As a newly appointed sub-adviser, the Directors could not consider JPMIM’s investment performance in managing the Portfolio as a factor in evaluating the New Sub-Advisory Agreement, but did consider JPMIM’s performance record for a composite of other accounts, including mutual fund accounts, with investment objectives, investment policies and strategies substantially similar to the Portfolio. The Directors considered performance returns (including performance analytics reports evaluating, among other things, standard deviation, information ratio and tracking errors) for these similar accounts for both short- and long-term periods. The Directors also evaluated the similar accounts’ relative performance versus the appropriate index and considered independent Morningstar rankings and ratings of the candidates to provide an objective comparative benchmark against which they could assess the experience and ability of the candidates in managing similar accounts. The Directors also took into consideration information presented regarding the composition of portfolio managed by the candidates in a mandate similar to the Portfolio, including (as applicable) sector and industry weightings, number of holdings, portfolio turnover, total firm ownership, and top ten holdings percentage, among other things.
Management Fees and Other Expenses . In evaluating the management fees paid by the Portfolio, the Directors considered the contractual fees and applicable breakpoints paid by the Portfolio under the Advisory Agreement between Mason Street
Advisors and the Series Fund with respect to the Portfolio. The Directors also considered the sub-advisory fees to be paid by
Mason Street Advisors to JPMIM for services provided to the Portfolio out of its management fee. The Directors also separately considered the proposed allocation between Mason Street Advisors and JPMIM of the Portfolio’s investment advisory fee
(i.e., the amount of the advisory fee retained by Mason Street Advisors relative to that paid to JPMIM as a sub-advisory fee). They determined that the allocation in each case was reasonable in light of the nature, scope and quality of services to be provided and was the product of an arm’s length negotiation between Mason Street Advisors and JPMIM. In evaluating
JPMIM’s proposed fees relative to the Portfolio, the Directors considered information relating to amounts JPMIM charged under other advisory contracts involving similar investment mandates.
The Directors considered the existing structure, size, and total operating expenses of the Portfolio. They also considered existing expense limitation agreements in place for the Portfolio as well as the advisory fee waiver arrangements that were in place.
Based on their review of the management and other expenses, comparative data and other factors deemed relevant by the
Directors, the Board concluded that the management fees, proposed sub-advisory fees and total operating expenses of the
Portfolio were reasonable in relation to the nature, scope and quality of the services to be provided and the experience of
JPMIM.
Costs and Profitability . The Directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser for the products of which the Portfolios are an investment option. Also considered was the financial condition of Mason
Street Advisors and information concerning Mason Street Advisors’ costs and profitability with respect to its relationship with the Portfolio in general as well as in light of the sub-advisory fees negotiated with JPMIM for the Portfolio. Mason
Street Advisors provided comparative information regarding the proposed sub-advisory fees of each of the candidates, and projections regarding Mason Street Advisors’ advisory fee spread. Mason Street Advisors also provided a profitability analysis for the Portfolio based on certain assumptions and metrics. In connection with its review of the profitability of Mason Street
Advisors’ services to the Portfolio, the Directors also considered services provided by affiliates of Mason Street Advisors. The
Directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as Mason Street Advisors, and that it is difficult to make comparisons of profitability among investment advisers and clients because comparative information is not generally publicly available and, when available, such information has been developed using a variety of assumptions and other factors. Based on their review of the profitability analysis for each of the Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with the
Portfolio was not excessive.
Economies of Scale . The Directors considered whether the expense structure of the Portfolio permitted economies of scale to be shared with investors in the Portfolio. They also took into consideration the total assets and expense ratios of the Portfolio.
The Directors considered the breakpoints contained in the management fee schedules applicable to the Portfolio, and the extent to which the Portfolio may benefit from economies of scale through those breakpoints. The Directors also considered

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
the fee waiver agreement in place for the Portfolio. Based on this information, the Board concluded that the fee structure for the Portfolio reflected appropriate economies of scale between the Portfolio and Mason Street Advisors.
Other Information . The Directors were presented with other information intended to assist them in their consideration of the approval of the New Sub-Advisory Agreement, including information regarding JPMIM’s risk management structure, any pending or recent litigation or regulatory actions to which JPMIM or its affiliates may have been a party, and responses to those actions. The Directors also received information regarding JPMIM’s cybersecurity program and business continuity plan, as well as information regarding portfolio manager compensation practices as they may apply to those portfolio managers proposed to provide services to the Portfolio.
Conclusions of the Directors . Based on a consideration of all information deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of its business judgment concluded that it was in the best interest of the Portfolio to approve the New Sub-Advisory Agreement between Mason Street Advisors and JPMIM.

REPORT ON FORM N-CSR
RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

(b) Financial Highlights are included within the Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

Item 8.            Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

                        None.

Item 9.            Proxy Disclosures for Open-End Management Investment Companies

None.

Item 10.          Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Directors’ and Officers’ fees paid by the fund are included within the Annual Financial Statements and Other Information filed under Item 7 of this Form.

Item 11.          Statement Regarding Basis for Approval of Investment Advisory Contract

Full list of the approved investment advisory contracts are included in Item 7.

Item 12.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

                        Not applicable.

Item 13.          Portfolio Managers of Closed-End Management Investment Companies.

                        Not applicable.

Item 14.          Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                        Not applicable.

Item 15.          Submission of Matters to a Vote of Security Holders

                        Not applicable.

Item 16.          Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.          Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                        Not applicable.

Item 18.          Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.          Exhibits

(a)(1) The code of ethics referred to in the response to Item 2 above is attached as exhibit EX-99.12(a)(1).

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:      /s/ Paul A. Mikelson
Paul A. Mikelson, President

Date:   February 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul A. Mikelson
Paul A. Mikelson, President

Date:   February 13, 2025

By:      /s/Phillip J. Rinzel
Phillip J. Rinzel, Vice President,
Chief Financial Officer and Treasurer

Date:   February 13, 2025